UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2017

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-eight of the forty three Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2017

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2017. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2017

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2016 and held until January 31, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended January 31, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended January 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended January 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2017” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2016	Ending Account Value Using Actual Return at January 31, 2017	Expenses Paid During the Period Ended January 31, 2017	Beginning Account Value at August 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2017	Expenses Paid During the Period Ended January 31, 2017	Annualized Expense Ratio*
Ultra Short Bond@#
Class 1	$1,000.00	$1,000.00	$2.51	$1,000.00	$1,022.62	$2.54	0.50%
Class 2	$1,000.00	$999.04	$3.27	$1,000.00	$1,021.87	$3.30	0.65%
Class 3	$1,000.00	$999.03	$3.77	$1,000.00	$1,021.37	$3.81	0.75%
Corporate Bond
Class 1	$1,000.00	$997.61	$2.71	$1,000.00	$1,022.42	$2.75	0.54%
Class 2	$1,000.00	$996.71	$3.46	$1,000.00	$1,021.67	$3.51	0.69%
Class 3	$1,000.00	$996.50	$3.96	$1,000.00	$1,021.17	$4.01	0.79%
Global Bond
Class 1	$1,000.00	$927.31	$3.34	$1,000.00	$1,021.67	$3.51	0.69%
Class 2	$1,000.00	$926.74	$4.07	$1,000.00	$1,020.91	$4.27	0.84%
Class 3	$1,000.00	$926.37	$4.55	$1,000.00	$1,020.41	$4.77	0.94%
High-Yield Bond
Class 1	$1,000.00	$1,077.17	$3.34	$1,000.00	$1,021.92	$3.25	0.64%
Class 2	$1,000.00	$1,077.23	$4.12	$1,000.00	$1,021.17	$4.01	0.79%
Class 3	$1,000.00	$1,074.82	$4.64	$1,000.00	$1,020.66	$4.52	0.89%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$976.35	$2.63	$1,000.00	$1,022.47	$2.69	0.53%
Class 2	$1,000.00	$974.37	$3.37	$1,000.00	$1,021.72	$3.46	0.68%
Class 3	$1,000.00	$974.68	$3.87	$1,000.00	$1,021.22	$3.96	0.78%
Balanced
Class 1	$1,000.00	$1,037.75	$3.74	$1,000.00	$1,021.47	$3.71	0.73%
Class 2	$1,000.00	$1,036.65	$4.51	$1,000.00	$1,020.71	$4.47	0.88%
Class 3	$1,000.00	$1,036.49	$5.02	$1,000.00	$1,020.21	$4.98	0.98%
SA MFS Total Return
Class 1	$1,000.00	$1,022.67	$3.56	$1,000.00	$1,021.62	$3.56	0.70%
Class 2	$1,000.00	$1,021.85	$4.32	$1,000.00	$1,020.86	$4.32	0.85%
Class 3	$1,000.00	$1,021.95	$4.83	$1,000.00	$1,020.36	$4.82	0.95%
SunAmerica Dynamic Allocation#
Class 1+	$1,000.00	$1,019.67	$0.74	$1,000.00	$1,024.08	$1.07	0.21%
Class 3	$1,000.00	$1,013.79	$2.33	$1,000.00	$1,022.82	$2.34	0.46%
SunAmerica Dynamic Strategy#
Class 1+	$1,000.00	$1,025.37	$0.78	$1,000.00	$1,024.03	$1.12	0.22%
Class 3	$1,000.00	$1,018.19	$2.38	$1,000.00	$1,022.77	$2.39	0.47%
SA BlackRock VCP Global Multi Asset#
Class 1+	$1,000.00	$999.95	$3.18	$1,000.00	$1,020.56	$4.62	0.91%
Class 3	$1,000.00	$995.93	$5.82	$1,000.00	$1,019.30	$5.89	1.16%
SA Schroders VCP Global Allocation#
Class 1+	$1,000.00	$1,019.68	$3.18	$1,000.00	$1,020.61	$4.57	0.90%
Class 3	$1,000.00	$1,016.39	$5.83	$1,000.00	$1,019.36	$5.84	1.15%
SA T. Rowe Price VCP Balanced#
Class 1+	$1,000.00	$1,026.51	$3.19	$1,000.00	$1,020.61	$4.57	0.90%
Class 3	$1,000.00	$1,028.03	$5.86	$1,000.00	$1,019.36	$5.84	1.15%
VCP Total Return BalancedSM
Class 1+	$1,000.00	$1,018.95	$3.21	$1,000.00	$1,020.56	$4.62	0.91%
Class 3#	$1,000.00	$1,021.74	$5.90	$1,000.00	$1,019.30	$5.89	1.16%
VCPSM Value
Class 1+	$1,000.00	$1,072.65	$3.12	$1,000.00	$1,020.81	$4.37	0.86%
Class 3#	$1,000.00	$1,087.71	$5.88	$1,000.00	$1,019.51	$5.69	1.12%
Telecom Utility
Class 1	$1,000.00	$979.13	$4.83	$1,000.00	$1,020.26	$4.93	0.97%
Class 2	$1,000.00	$978.22	$5.62	$1,000.00	$1,019.46	$5.74	1.13%
Class 3	$1,000.00	$977.17	$6.06	$1,000.00	$1,019.00	$6.19	1.22%
Equity Index#
Class 1	$1,000.00	$1,058.10	$1.71	$1,000.00	$1,023.48	$1.68	0.33%
Growth-Income
Class 1	$1,000.00	$1,067.75	$2.96	$1,000.00	$1,022.27	$2.90	0.57%
Class 2	$1,000.00	$1,067.09	$3.74	$1,000.00	$1,021.52	$3.66	0.72%
Class 3	$1,000.00	$1,066.79	$4.26	$1,000.00	$1,021.01	$4.17	0.82%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2016	Ending Account Value Using Actual Return at January 31, 2017	Expenses Paid During the Period Ended January 31, 2017	Beginning Account Value at August 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2017	Expenses Paid During the Period Ended January 31, 2017	Annualized Expense Ratio*
Equity Opportunities
Class 1	$1,000.00	$1,052.68	$4.02	$1,000.00	$1,021.22	$3.96	0.78%
Class 2	$1,000.00	$1,052.42	$4.80	$1,000.00	$1,020.46	$4.72	0.93%
Class 3	$1,000.00	$1,051.44	$5.31	$1,000.00	$1,019.96	$5.23	1.03%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$1,094.80	$3.69	$1,000.00	$1,021.62	$3.56	0.70%
Class 2	$1,000.00	$1,094.07	$4.47	$1,000.00	$1,020.86	$4.32	0.85%
Class 3	$1,000.00	$1,093.34	$5.00	$1,000.00	$1,020.36	$4.82	0.95%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,029.57	$3.27	$1,000.00	$1,021.92	$3.25	0.64%
Class 2	$1,000.00	$1,028.69	$4.03	$1,000.00	$1,021.17	$4.01	0.79%
Class 3	$1,000.00	$1,027.42	$4.54	$1,000.00	$1,020.66	$4.52	0.89%
SA AB Growth
Class 1	$1,000.00	$1,036.85	$3.33	$1,000.00	$1,021.87	$3.30	0.65%
Class 2	$1,000.00	$1,035.95	$4.09	$1,000.00	$1,021.11	$4.06	0.80%
Class 3	$1,000.00	$1,035.79	$4.61	$1,000.00	$1,020.61	$4.57	0.90%
Capital Growth#
Class 1	$1,000.00	$1,019.36	$3.91	$1,000.00	$1,021.27	$3.91	0.77%
Class 2	$1,000.00	$1,018.71	$4.67	$1,000.00	$1,020.51	$4.67	0.92%
Class 3	$1,000.00	$1,018.67	$5.18	$1,000.00	$1,020.01	$5.18	1.02%
SA MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,051.30	$3.61	$1,000.00	$1,021.62	$3.56	0.70%
Class 2	$1,000.00	$1,050.66	$4.38	$1,000.00	$1,020.86	$4.32	0.85%
Class 3	$1,000.00	$1,049.65	$4.89	$1,000.00	$1,020.36	$4.82	0.95%
Fundamental Growth
Class 1	$1,000.00	$1,020.74	$4.67	$1,000.00	$1,020.51	$4.67	0.92%
Class 2	$1,000.00	$1,019.78	$5.43	$1,000.00	$1,019.76	$5.43	1.07%
Class 3	$1,000.00	$1,019.14	$5.94	$1,000.00	$1,019.25	$5.94	1.17%
Blue Chip Growth
Class 1	$1,000.00	$1,056.53	$3.67	$1,000.00	$1,021.57	$3.61	0.71%
Class 2	$1,000.00	$1,055.91	$4.44	$1,000.00	$1,020.81	$4.37	0.86%
Class 3	$1,000.00	$1,055.52	$4.96	$1,000.00	$1,020.31	$4.88	0.96%
Real Estate
Class 1	$1,000.00	$920.59	$3.86	$1,000.00	$1,021.11	$4.06	0.80%
Class 2	$1,000.00	$919.98	$4.58	$1,000.00	$1,020.36	$4.82	0.95%
Class 3	$1,000.00	$918.90	$5.06	$1,000.00	$1,019.86	$5.33	1.05%
Small Company Value
Class 1	$1,000.00	$1,119.44	$5.27	$1,000.00	$1,020.16	$5.03	0.99%
Class 3	$1,000.00	$1,117.93	$6.60	$1,000.00	$1,018.90	$6.29	1.24%
Mid-Cap Growth
Class 1	$1,000.00	$1,031.07	$4.14	$1,000.00	$1,021.06	$4.12	0.81%
Class 2	$1,000.00	$1,030.58	$4.90	$1,000.00	$1,020.31	$4.88	0.96%
Class 3	$1,000.00	$1,029.85	$5.41	$1,000.00	$1,019.81	$5.38	1.06%
Aggressive Growth
Class 1	$1,000.00	$1,062.35	$4.41	$1,000.00	$1,020.86	$4.32	0.85%
Class 2	$1,000.00	$1,060.81	$5.18	$1,000.00	$1,020.11	$5.08	1.00%
Class 3	$1,000.00	$1,060.94	$5.70	$1,000.00	$1,019.61	$5.58	1.10%
Growth Opportunities
Class 1	$1,000.00	$1,067.02	$4.10	$1,000.00	$1,021.17	$4.01	0.79%
Class 2	$1,000.00	$1,066.64	$4.88	$1,000.00	$1,020.41	$4.77	0.94%
Class 3	$1,000.00	$1,066.63	$5.40	$1,000.00	$1,019.91	$5.28	1.04%
SA Janus Focused Growth@#
Class 1	$1,000.00	$1,035.72	$4.14	$1,000.00	$1,021.06	$4.12	0.81%
Class 2	$1,000.00	$1,035.48	$4.91	$1,000.00	$1,020.31	$4.88	0.96%
Class 3	$1,000.00	$1,034.22	$5.42	$1,000.00	$1,019.81	$5.38	1.06%
Technology#
Class 1	$1,000.00	$1,169.74	$5.73	$1,000.00	$1,019.86	$5.33	1.05%
Class 2	$1,000.00	$1,169.81	$6.55	$1,000.00	$1,019.10	$6.09	1.20%
Class 3	$1,000.00	$1,170.17	$7.09	$1,000.00	$1,018.60	$6.60	1.30%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2016	Ending Account Value Using Actual Return at January 31, 2017	Expenses Paid During the Period Ended January 31, 2017	Beginning Account Value at August 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2017	Expenses Paid During the Period Ended January 31, 2017	Annualized Expense Ratio*
Small & Mid Cap Value
Class 1	$1,000.00	$1,138.46	$5.11	$1,000.00	$1,020.36	$4.82	0.95%
Class 2	$1,000.00	$1,137.42	$5.91	$1,000.00	$1,019.61	$5.58	1.10%
Class 3	$1,000.00	$1,137.25	$6.45	$1,000.00	$1,019.10	$6.09	1.20%
International Growth and Income#
Class 1	$1,000.00	$1,051.25	$4.85	$1,000.00	$1,020.41	$4.77	0.94%
Class 2	$1,000.00	$1,051.39	$5.62	$1,000.00	$1,019.66	$5.53	1.09%
Class 3	$1,000.00	$1,050.44	$6.13	$1,000.00	$1,019.15	$6.04	1.19%
Global Equities
Class 1	$1,000.00	$1,067.59	$3.95	$1,000.00	$1,021.32	$3.86	0.76%
Class 2	$1,000.00	$1,065.92	$4.73	$1,000.00	$1,020.56	$4.62	0.91%
Class 3	$1,000.00	$1,066.31	$5.25	$1,000.00	$1,020.06	$5.13	1.01%
International Diversified Equities
Class 1	$1,000.00	$995.12	$4.41	$1,000.00	$1,020.71	$4.47	0.88%
Class 2	$1,000.00	$994.27	$5.16	$1,000.00	$1,019.96	$5.23	1.03%
Class 3	$1,000.00	$993.37	$5.66	$1,000.00	$1,019.46	$5.74	1.13%
Emerging Markets#
Class 1	$1,000.00	$1,081.94	$6.07	$1,000.00	$1,019.30	$5.89	1.16%
Class 2	$1,000.00	$1,080.95	$6.85	$1,000.00	$1,018.55	$6.65	1.31%
Class 3	$1,000.00	$1,080.79	$7.37	$1,000.00	$1,018.05	$7.15	1.41%
Foreign Value
Class 1	$1,000.00	$1,092.82	$4.37	$1,000.00	$1,020.96	$4.22	0.83%
Class 2	$1,000.00	$1,091.50	$5.15	$1,000.00	$1,020.21	$4.98	0.98%
Class 3	$1,000.00	$1,090.87	$5.68	$1,000.00	$1,019.71	$5.48	1.08%

@	See Note 1
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 days (to reflect the one-half year period) except for SunAmerica Dynamic Allocation Portfolio Class 1, SunAmerica Dynamic Strategy Portfolio Class 1, SA BlackRock VCP Global Multi Asset Portfolio Class 1, SA Schroders VCP Global Allocation Portfolio Class 1, SA T. Rowe Price VCP Balanced Portfolio Class 1, SA Total Return BalancedSM Portfolio Class 1 and VCPSM Value Portfolio Class 1, “Actual Return” Information which were multiplied by 128 days divided by 366 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2017” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2017” and the “Annualized Expense Ratio” would have been lower.
+	Commenced operations on September 26, 2016

6

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	21.4%
Banks-Special Purpose	10.9
SupraNational Banks	10.6
Oil Companies-Integrated	8.6
Regional Agencies	6.7
Regional Authority	6.1
Medical-Drugs	4.1
Federal Home Loan Bank	3.6
Commercial Paper	3.3
Sovereign Agency	3.0
Auto-Cars/Light Trucks	2.9
Insurance-Reinsurance	2.4
Diversified Manufacturing Operations	2.4
United States Treasury Notes	2.2
Computers	1.7
Certificates of Deposit	1.6
Food-Misc./Diversified	1.2
Registered Investment Companies	1.1
Winding-Up Agency	1.0
Enterprise Software/Service	1.0
Banks-Export/Import	0.9
Networking Products	0.8
Beverages-Non-alcoholic	0.8
Federal National Mtg. Assoc.	0.8
Diversified Financial Services	0.5
Computer Services	0.3
Metal Processors & Fabrication	0.2
Retail-Discount	0.2

100.3%

Credit Quality**†

Aaa	34.5%
Aa	53.8
A	8.9
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
**	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
#	See Note 1

7

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES — 22.4%
Auto-Cars/Light Trucks — 2.9%
Toyota Motor Credit Corp. FRS Senior Notes 1.11% due 05/16/2017	$2,000,000	$2,000,470
Toyota Motor Credit Corp. FRS Senior Notes 1.27% due 01/09/2019	1,000,000	1,000,777
Toyota Motor Credit Corp. FRS Senior Notes 1.34% due 01/12/2018	1,500,000	1,501,956
Toyota Motor Credit Corp. FRS Senior Notes 1.39% due 04/06/2018	5,500,000	5,511,176
Toyota Motor Credit Corp. FRS Senior Notes 1.48% due 07/13/2018	1,200,000	1,204,861
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	800,000	800,039
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017	1,871,000	1,875,322
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	1,471,000	1,480,289

		15,374,890

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co. Senior Notes 0.88% due 10/27/2017	1,321,000	1,320,583
Coca-Cola Co. Senior Notes 1.15% due 04/01/2018	2,871,000	2,866,495

		4,187,078

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 1.13% due 02/06/2018	1,500,000	1,498,359

Computers — 1.7%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	4,000,000	3,986,528
Apple, Inc. FRS Senior Notes 1.13% due 05/03/2018	4,000,000	4,011,080
Apple, Inc. Senior Notes 1.30% due 02/23/2018	700,000	701,061

		8,698,669

Diversified Financial Services — 0.5%
USAA Capital Corp. FRS Senior Notes 1.26% due 02/01/2019*	2,800,000	2,800,000

Diversified Manufacturing Operations — 2.4%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	600,000	601,609
General Electric Capital Corp. FRS Senior Notes 1.71% due 04/02/2018	1,785,000	1,795,847

Security Description	Principal Amount	Value (Note 3)

Diversified Manufacturing Operations (continued)
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	$3,500,000	$3,678,175
General Electric Co. Senior Notes 5.25% due 12/06/2017	6,000,000	6,201,576

		12,277,207

Enterprise Software/Service — 1.0%
Oracle Corp. FRS Senior Notes 1.21% due 07/07/2017	5,000,000	5,005,845

Food-Misc./Diversified — 1.2%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 06/21/2017	4,781,000	4,784,098
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 07/24/2018	1,500,000	1,497,171

		6,281,269

Insurance-Reinsurance — 2.4%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.50% due 03/07/2018	11,243,000	11,305,657
Berkshire Hathaway, Inc. FRS Senior Notes 1.03% due 08/06/2018	478,000	478,572
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	1,000,000	995,412

		12,779,641

Medical-Drugs — 3.3%
Merck & Co., Inc. FRS Senior Notes 1.27% due 05/18/2018	1,970,000	1,978,500
Merck & Co., Inc. FRS Senior Notes 1.27% due 05/18/2018	9,000,000	9,038,835
Pfizer, Inc. Senior Notes 1.20% due 06/01/2018	6,000,000	5,990,946

		17,008,281

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,000,000	999,778

Networking Products — 0.8%
Cisco Systems, Inc. FRS Senior Notes 1.27% due 06/15/2018	601,000	602,848
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	1,325,000	1,327,074
Cisco Systems, Inc. Senior Notes 1.65% due 06/15/2018	2,500,000	2,509,265

		4,439,187

8

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 4.7%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	$5,860,000	$5,856,080
Chevron Corp. FRS Senior Notes 1.41% due 05/16/2018	2,997,000	3,010,433
Chevron Corp. Senior Notes 1.79% due 11/16/2018	1,175,000	1,179,794
Exxon Mobil Corp. FRS Senior Notes 0.98% due 03/01/2018	4,100,000	4,102,050
Exxon Mobil Corp. Senior Notes 1.44% due 03/01/2018	4,500,000	4,507,195
Exxon Mobil Corp. FRS Senior Notes 1.54% due 02/28/2018	5,900,000	5,939,235

		24,594,787

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 1.13% due 04/11/2018	1,000,000	998,456

Total U.S. Corporate Bonds & Notes (cost $116,981,929)		116,943,447

FOREIGN CORPORATE BONDS & NOTES — 43.9%
Banks-Commercial — 21.4%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.46% due 01/16/2018*	6,500,000	6,506,474
Australia & New Zealand Banking Group, Ltd. NY Senior Notes 1.45% due 05/15/2018	3,400,000	3,385,261
Bank of Montreal FRS Senior Notes 1.27% due 07/14/2017	2,725,000	2,726,910
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,200,000	1,192,954
Bank of Montreal Senior Notes 1.40% due 09/11/2017	4,500,000	4,505,666
Bank of Montreal Senior Notes 1.40% due 04/10/2018	2,500,000	2,495,160
Bank of Montreal FRS Senior Notes 1.61% due 04/09/2018	1,500,000	1,505,403
Bank of Montreal Senior Notes 1.80% due 07/31/2018	1,000,000	1,001,299
Bank of Nova Scotia Senior Notes 1.25% due 04/11/2017	385,000	385,204
Bank of Nova Scotia Senior Notes 1.30% due 07/21/2017	2,200,000	2,202,004

Security Description	Principal Amount	Value (Note 3)

Banks-Commercial (continued)
Bank of Nova Scotia FRS Senior Notes 1.42% due 06/11/2018	$2,000,000	$1,999,400
Commonwealth Bank of Australia FRS Senior Notes 1.35% due 03/12/2018*	642,000	642,728
Commonwealth Bank of Australia Senior Notes 1.38% due 09/06/2018*	8,050,000	7,998,069
Commonwealth Bank of Australia NY Senior Notes 1.75% due 11/02/2018	5,000,000	5,002,700
Commonwealth Bank of Australia NY Senior Notes 2.50% due 09/20/2018	1,000,000	1,011,504
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,763,459
National Australia Bank, Ltd. FRS Senior Notes 1.68% due 07/23/2018	6,700,000	6,719,765
National Australia Bank, Ltd. FRS Senior Notes 1.68% due 07/23/2018*	1,000,000	1,002,950
Nordea Bank AB FRS Senior Notes 1.36% due 04/04/2017*	1,500,000	1,500,846
Nordea Bank AB Senior Notes 1.88% due 09/17/2018*	1,083,000	1,082,805
Nordea Bank AB Senior Notes 1.88% due 09/17/2018	332,000	331,940
Nordea Bank AB Senior Notes 3.13% due 03/20/2017*	3,345,000	3,354,921
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	3,060,000	3,060,174
Rabobank Nederland NY Senior Notes 2.25% due 01/14/2019	1,750,000	1,759,037
Royal Bank of Canada Senior Notes 1.40% due 10/13/2017	500,000	499,921
Royal Bank of Canada FRS Senior Notes 1.42% due 01/10/2019	4,500,000	4,502,304
Royal Bank of Canada Senior Notes 1.50% due 01/16/2018	2,525,000	2,525,651
Royal Bank of Canada Senior Notes 1.50% due 06/07/2018	1,900,000	1,897,268
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	3,772,000	3,780,197
Royal Bank of Canada Senior Notes 2.20% due 07/27/2018	1,650,000	1,664,373
Svenska Handelsbanken AB Senior Notes 2.50% due 01/25/2019	1,000,000	1,011,937

9

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Toronto-Dominion Bank FRS Senior Notes 1.26% due 03/13/2018	$1,000,000	$999,604
Toronto-Dominion Bank Senior Notes 1.40% due 04/30/2018	3,000,000	2,995,995
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	2,700,000	2,689,562
Toronto-Dominion Bank FRS Senior Notes 1.59% due 04/30/2018	4,075,000	4,090,061
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	2,800,000	2,803,108
Toronto-Dominion Bank Senior Notes 2.63% due 09/10/2018	2,498,000	2,533,009
Westpac Banking Corp. FRS Senior Notes 1.36% due 05/25/2018	2,104,000	2,105,584
Westpac Banking Corp. Senior Notes 1.55% due 05/25/2018	300,000	299,540
Westpac Banking Corp. FRS Senior Notes 1.66% due 11/23/2018	2,000,000	2,012,908
Westpac Banking Corp. FRS Senior Notes 1.78% due 07/30/2018	7,430,000	7,471,207
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	2,871,000	2,873,943
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	704,103

		111,596,908

Banks-Export/Import — 0.9%
Svensk Exportkredit AB Senior Notes 1.13% due 04/05/2018	4,500,000	4,487,004

Banks-Special Purpose — 10.9%
Bank Nederlandse Gemeenten NV Senior Notes 0.88% due 02/21/2017	1,500,000	1,499,892
Bank Nederlandse Gemeenten NV Senior Notes 1.13% due 05/25/2018*	1,500,000	1,494,766
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 09/27/2017	2,000,000	2,002,372
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 03/19/2018	5,000,000	5,001,420
KFW Government Guar. Notes 0.88% due 12/15/2017	4,000,000	3,989,516
KFW Government Guar. Notes 1.00% due 09/07/2018	5,000,000	4,970,700

Security Description	Principal Amount	Value (Note 3)

Banks-Special Purpose (continued)
KFW Government Guar. Notes 1.00% due 09/07/2018	$1,000,000	$994,190
KFW Government Guar. Notes 1.13% due 11/16/2018	1,000,000	994,946
KFW Government Guar. Notes 4.38% due 03/15/2018	1,500,000	1,551,618
L-Bank BW Foerderbank Government Guar. Notes 1.00% due 04/23/2018	10,200,000	10,156,344
Nederlandse Waterschapsbank NV Senior Notes 0.88% due 07/13/2018	3,000,000	2,976,042
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 01/16/2018	4,000,000	3,998,056
Nederlandse Waterschapsbank NV Senior Notes 1.50% due 01/23/2019*	2,800,000	2,794,624
Nederlandse Waterschapsbank NV Senior Notes 2.13% due 02/09/2017	1,300,000	1,300,249
NRW Bank Government Guar. Notes 1.00% due 05/22/2017	1,077,000	1,076,911
NRW Bank Government Guar. Notes 1.38% due 08/20/2018	4,500,000	4,492,179
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 05/29/2018	4,900,000	4,883,732
Oesterreichische Kontrollbank AG Government Guar. Notes 5.00% due 04/25/2017	2,750,000	2,774,786

		56,952,343

Medical-Drugs — 0.8%
Sanofi Senior Notes 1.25% due 04/10/2018	4,000,000	4,001,228

Oil Companies-Integrated — 3.9%
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	3,035,000	3,036,645
Shell International Finance BV FRS Company Guar. Notes 1.46% due 11/10/2018	1,700,000	1,711,191
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	3,450,000	3,449,921
Shell International Finance BV Company Guar. Notes 1.90% due 08/10/2018	6,500,000	6,537,011
Statoil ASA Company Guar. Notes 1.20% due 01/17/2018	3,000,000	2,993,193
Total Capital Canada, Ltd. Company Guar. Notes 1.45% due 01/15/2018	979,000	979,863

10

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	$1,500,000	$1,513,625

		20,221,449

Regional Agencies — 0.8%
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018*	3,500,000	3,488,111
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018	737,000	734,496

		4,222,607

SupraNational Banks — 4.2%
Asian Development Bank Senior Notes 1.88% due 10/23/2018	2,000,000	2,016,960
European Bank for Reconstruction & Development Senior Notes 1.63% due 11/15/2018	12,626,000	12,671,466
European Investment Bank Senior Notes 1.13% due 08/15/2018	3,500,000	3,486,910
Inter-American Development Bank FRS Senior Notes 0.81% due 11/26/2018	3,900,000	3,890,055

		22,065,391

Winding-Up Agency — 1.0%
Erste Abwicklungsanstalt Government Guar. Notes 1.00% due 06/16/2017	2,000,000	1,997,128
FMS Wertmanagement AoeR Government Guar. Notes 1.00% due 11/21/2017	2,000,000	1,996,596
FMS Wertmanagement AoeR Government Guar. Notes 1.13% due 09/05/2017	1,400,000	1,399,814

		5,393,538

Total Foreign Corporate Bonds & Notes (cost $229,420,240)		228,940,468

U.S. GOVERNMENT AGENCIES — 4.4%
Federal Home Loan Bank — 3.6%
0.88% due 10/01/2018	3,400,000	3,383,854
1.25% due 06/08/2018	6,000,000	6,014,112
1.75% due 12/14/2018	9,165,000	9,245,606

		18,643,572

Federal National Mtg. Assoc. — 0.8%
1.13% due 07/20/2018	3,000,000	3,002,073
1.13% due 12/14/2018	1,000,000	997,980

		4,000,053

Total U.S. Government Agencies (cost $22,673,318)		22,643,625

FOREIGN GOVERNMENT OBLIGATIONS — 21.4%
Regional Agencies — 5.9%
Kommunekredit Notes 1.13% due 01/16/2018	3,000,000	2,995,800

Security Description	Principal Amount	Value (Note 3)

Regional Agencies (continued)
Kommunekredit Senior Notes 1.25% due 08/27/2018	$5,000,000	$4,984,065
Kommuninvest I Sverige AB Government Guar. Notes 1.00% due 10/24/2017	5,000,000	4,991,815
Kommuninvest I Sverige AB Government Guar. Notes 1.13% due 10/09/2018	7,000,000	6,963,523
Municipality Finance PLC Government Guar. Notes 1.13% due 09/22/2017	4,000,000	3,997,984
Municipality Finance PLC Government Guar. Notes 1.13% due 04/17/2018	7,100,000	7,080,156

		31,013,343

Regional Authority — 6.1%
Province of Manitoba, Canada Notes 1.30% due 04/03/2017	3,000,000	3,001,575
Province of Ontario, Canada Senior Notes 1.10% due 10/25/2017	3,412,000	3,408,523
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	5,000,000	4,992,550
Province of Ontario, Canada Senior Notes 2.00% due 09/27/2018	5,500,000	5,541,993
Province of Ontario, Canada Senior Notes 3.00% due 07/16/2018	1,500,000	1,532,523
Province of Quebec, Canada Senior Notes 4.63% due 05/14/2018	3,000,000	3,120,492
State of North Rhine-Westphalia Senior Notes 1.13% due 11/21/2017	3,900,000	3,896,354
State of North Rhine-Westphalia Senior Notes 1.25% due 02/20/2018	6,400,000	6,388,870

		31,882,880

Sovereign Agency — 3.0%
Caisse des Depots et Consignations Senior Notes 1.25% due 06/04/2018	1,400,000	1,394,715
Caisse des Depots et Consignations Senior Notes 1.50% due 11/13/2018	1,600,000	1,596,640
Export Development Canada Senior Notes 1.00% due 11/01/2018	500,000	496,987
Kommunalbanken AS Senior Notes 1.13% due 05/23/2018	8,000,000	7,972,136
Kommunalbanken AS Senior Notes 1.38% due 06/08/2017	4,000,000	4,004,028

		15,464,506

11

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
SupraNational Banks — 6.4%
African Development Bank Senior Notes 0.75% due 11/03/2017	$4,000,000	$3,987,640
African Development Bank Senior Notes 1.63% due 10/02/2018	4,500,000	4,516,168
Asian Development Bank Senior Notes 0.88% due 04/26/2018	5,000,000	4,976,540
European Investment Bank Senior Notes 1.00% due 12/15/2017	700,000	698,404
European Investment Bank Senior Notes 1.00% due 03/15/2018	5,000,000	4,985,410
European Investment Bank Senior Notes 1.63% due 12/18/2018	4,000,000	4,012,160
Inter-American Development Bank Senior Notes 0.88% due 03/15/2018	2,000,000	1,991,788
Inter-American Development Bank Senior Notes 1.00% due 07/14/2017	4,000,000	3,998,920
Nordic Investment Bank Senior Notes 1.13% due 03/19/2018	4,000,000	3,994,604

		33,161,634

Total Foreign Government Obligations (cost $111,898,573)		111,522,363

U.S. GOVERNMENT TREASURIES — 2.2%
United States Treasury Notes — 2.2%
1.13% due 01/15/2019	5,000,000	4,992,385
1.25% due 11/15/2018	2,500,000	2,503,905
1.25% due 12/15/2018	2,000,000	2,002,266
1.38% due 12/31/2018	1,800,000	1,806,116

Total U.S. Government Treasuries (cost $11,310,066)		11,304,672

Total Long-Term Investment Securities (cost $492,284,126)		491,354,575

SHORT-TERM INVESTMENT SECURITIES — 6.0%
Certificates of Deposit — 1.6%
Bank of Nova Scotia Houston FRS 1.29% due 03/03/2017	1,200,000	1,200,564
Bank of Nova Scotia Houston FRS 1.32% due 04/13/2017	3,000,000	3,002,520
Nordea Bank Finland PLC NY FRS 1.18% due 02/13/2017	1,850,000	1,850,333
Nordea Bank Finland PLC NY FRS 1.37% due 08/18/2017	2,000,000	2,003,040
Royal Bank of Canada NY FRS 1.70% due 03/22/2018	500,000	500,950

		8,557,407

Commercial Paper — 3.3%
NRW Bank 1.01% due 03/22/2017*	2,000,000	1,997,660
Oversea-Chinese Banking Corp., Ltd. 1.02% due 04/18/2017*	1,000,000	998,171

Security Description	Shares/ Principal Amount	Value (Note 3)

Commercial Paper (continued)
Oversea-Chinese Banking Corp., Ltd. 1.04% due 04/05/2017*	$2,000,000	$1,997,180
Province of British Columbia, Canada 0.95% due 03/31/2017	10,000,000	9,988,700
Svenska Handelsbanken AB 1.20% due 02/24/2017*	1,000,000	999,530
Swedbank AB 1.16% due 02/22/2017	1,000,000	999,600

		16,980,841

Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(1)	5,854,536	5,854,536

Total Short-Term Investment Securities (cost $31,380,494)		31,392,784

TOTAL INVESTMENTS (cost $523,664,620)(2)	100.3%	522,747,359
Liabilities in excess of other assets	(0.3)	(1,312,011)

NET ASSETS	100.0%	$521,435,348

#	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $38,658,835 representing 7.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of January 31, 2017.
(2)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

12

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$116,943,447	$—	$116,943,447
Foreign Corporate Bonds & Notes	—	228,940,468	—	228,940,468
U.S. Government Agencies	—	22,643,625	—	22,643,625
Foreign Government Obligations	—	111,522,363	—	111,522,363
U.S. Government Treasuries	—	11,304,672	—	11,304,672
Short-Term Investment Securities:
Registered Investment Companies	5,854,536	—	—	5,854,536
Other Short-Term Securities	—	25,538,248	—	25,538,248

Total Investments at Value	$5,854,536	$516,892,823	$—	$522,747,359

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.5%
Real Estate Investment Trusts	3.6
Cable/Satellite TV	3.5
Pipelines	3.3
Electric-Integrated	3.1
Telephone-Integrated	2.9
Oil Companies-Exploration & Production	2.8
Oil Companies-Integrated	2.3
Time Deposits	2.1
Banks-Commercial	2.0
Medical-Drugs	1.9
Finance-Investment Banker/Broker	1.8
Steel-Producers	1.7
Medical-Hospitals	1.7
Auto-Cars/Light Trucks	1.4
Aerospace/Defense	1.4
Banks-Super Regional	1.4
Multimedia	1.4
Food-Misc./Diversified	1.4
Insurance-Life/Health	1.3
Containers-Paper/Plastic	1.3
Finance-Credit Card	1.1
Medical-Biomedical/Gene	1.1
Data Processing/Management	1.1
Transport-Rail	1.0
Medical-HMO	1.0
Hotels/Motels	1.0
Insurance-Multi-line	0.9
Broadcast Services/Program	0.9
Cellular Telecom	0.9
Oil Refining & Marketing	0.9
Brewery	0.9
Gas-Distribution	0.9
Diversified Manufacturing Operations	0.8
Television	0.8
Rental Auto/Equipment	0.8
Diagnostic Equipment	0.8
Building Products-Wood	0.7
Electronic Components-Semiconductors	0.7
Finance-Consumer Loans	0.7
Containers-Metal/Glass	0.7
Enterprise Software/Service	0.7
Chemicals-Specialty	0.6
Tobacco	0.6
Medical Products	0.6
Insurance-Mutual	0.6
Commercial Services-Finance	0.6
Trucking/Leasing	0.6
Retail-Drug Store	0.6
Diversified Financial Services	0.6
Machinery-General Industrial	0.6
Beverages-Non-alcoholic	0.6
Coatings/Paint	0.5
Casino Hotels	0.5
Retail-Auto Parts	0.5
Computers	0.5
Advertising Agencies	0.5
Electric-Generation	0.5
Investment Management/Advisor Services	0.5
Advertising Services	0.5
Applications Software	0.5

Special Purpose Entities	0.5%
Radio	0.5
Electronic Measurement Instruments	0.5
Banks-Fiduciary	0.4
E-Commerce/Services	0.4
Metal-Copper	0.4
Independent Power Producers	0.4
Food-Retail	0.4
Auto/Truck Parts & Equipment-Original	0.4
Transport-Services	0.4
Oil & Gas Drilling	0.4
Food-Baking	0.3
Paper & Related Products	0.3
Consulting Services	0.3
Real Estate Operations & Development	0.3
Retail-Propane Distribution	0.3
Airlines	0.3
Food-Meat Products	0.3
Consumer Products-Misc.	0.3
Electric Products-Misc.	0.3
Disposable Medical Products	0.3
Chemicals-Diversified	0.3
Gold Mining	0.3
Electric-Distribution	0.3
Aerospace/Defense-Equipment	0.3
Steel Pipe & Tube	0.3
Finance-Other Services	0.3
Finance-Commercial	0.3
Insurance Brokers	0.2
Food-Flour & Grain	0.2
Vitamins & Nutrition Products	0.2
Computer Software	0.2
Satellite Telecom	0.2
Office Automation & Equipment	0.2
Finance-Auto Loans	0.2
Home Decoration Products	0.2
Retail-Discount	0.2
Computers-Integrated Systems	0.2
Building & Construction Products-Misc.	0.2
Research & Development	0.2
Electronic Forms	0.2
Energy-Alternate Sources	0.2
Agricultural Chemicals	0.2
Electronic Components-Misc.	0.2
Distribution/Wholesale	0.2
Telecom Services	0.2
Wire & Cable Products	0.2
Food-Confectionery	0.2
Machinery-Farming	0.2
Municipal Bonds & Notes	0.2
Electronic Parts Distribution	0.2
Semiconductor Equipment	0.2
Retail-Pet Food & Supplies	0.2
Forestry	0.2
Steel-Specialty	0.2
Racetracks	0.2
Computer Services	0.2
Medical Labs & Testing Services	0.2
Gambling (Non-Hotel)	0.2
Advertising Sales	0.2
Retail-Restaurants	0.1

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited) — (continued)

Finance-Mortgage Loan/Banker	0.1%
Publishing-Periodicals	0.1
Diversified Operations	0.1
Cosmetics & Toiletries	0.1
Transactional Software	0.1
Apparel Manufacturers	0.1
Theaters	0.1
Diversified Minerals	0.1
Commercial Services	0.1
Metal Processors & Fabrication	0.1
SupraNational Banks	0.1
Printing-Commercial	0.1
Rubber/Plastic Products	0.1
Retail-Automobile	0.1
Food-Catering	0.1
Retail-Building Products	0.1
Insurance-Reinsurance	0.1
Computer Aided Design	0.1
Medical-Generic Drugs	0.1
Telecommunication Equipment	0.1
Medical-Outpatient/Home Medical	0.1
Music	0.1
Medical-Wholesale Drug Distribution	0.1
Transport-Equipment & Leasing	0.1
Security Services	0.1
Non-Ferrous Metals	0.1
Oil-Field Services	0.1
Direct Marketing	0.1
E-Commerce/Products	0.1
Travel Services	0.1
Food-Wholesale/Distribution	0.1
Toys	0.1
Finance-Leasing Companies	0.1
Building Products-Air & Heating	0.1
Human Resources	0.1
Firearms & Ammunition	0.1
Beverages-Wine/Spirits	0.1
Software Tools	0.1
Casino Services	0.1
Retail-Leisure Products	0.1
Quarrying	0.1
Decision Support Software	0.1
Medical Instruments	0.1
Machinery-Pumps	0.1
Dialysis Centers	0.1
Schools	0.1
Auto-Truck Trailers	0.1
Electronic Security Devices	0.1
Machine Tools & Related Products	0.1
Hazardous Waste Disposal	0.1

99.0%

Credit Quality#†

Aaa	0.3%
Aa	1.3
A	14.5
Baa	50.5
Ba	11.4
B	13.3
Caa	7.0
Not Rated@	1.7

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 81.6%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,170,031
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,016,069
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	259,474
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,088,662
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,787,512

		8,321,748

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	300,000	318,000
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	313,125
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	800,000	836,000

		1,467,125

Aerospace/Defense — 1.0%
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,758,650
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,343,000
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,547,928
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,101,711
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,212,112
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	762,032

		15,725,433

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	327,437
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	453,375
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026*	375,000	369,375
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,375,000	1,376,719

Security Description	Principal Amount	Value (Note 3)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	$975,000	$979,875

		3,506,781

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,166,871

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,017,232
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,508,200
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,549,323

		5,074,755

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	350,000	344,750
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	1,980,000	1,839,768

		2,184,518

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	1,100,000	1,163,250
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	850,000	875,500
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	1,350,000	1,259,665
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,725,000	1,578,107
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	879,000	900,975
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,125,000	1,123,594
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024*	350,000	357,875
PTC, Inc. Senior Notes 6.00% due 05/15/2024	300,000	319,491

		7,578,457

Auto-Cars/Light Trucks — 1.2%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,799,828
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	570,646

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	$5,500,000	$5,700,491
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,043,282
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,196,713
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,741,717
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,740,810
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,491,813

		20,285,300

Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	900,000	963,000

Auto/Truck Parts & Equipment-Original — 0.2%
Cooper-Standard Automotive, Inc. Senior Notes 5.63% due 11/15/2026*	275,000	276,545
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	775,000	833,125
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	800,000	832,000
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	1,100,000	1,182,500
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	800,000	813,360

		3,937,530

Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 5.00% due 10/01/2024*	550,000	554,125

Banks-Commercial — 1.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,684,770
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,462,523
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,089,241
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,419,094
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,522,789

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
Compass Bank Sub. Notes 3.88% due 04/10/2025	$3,110,000	$2,977,800
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,700,918
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	779,631
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.57% due 12/01/2021	2,860,000	2,802,800
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	355,910
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,780,078
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,404,116
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,322,466

		31,302,136

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,571,379
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,630,792

		7,202,171

Banks-Super Regional — 1.4%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	600,867
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,693,933
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,298,818
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,598,297
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,357,724
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,046,252
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,496,356
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	4,918,330

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$2,330,000	$2,410,606

		22,421,183

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	647,648
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,639,339
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,555,642

		5,842,629

Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	5,000,000	5,029,145
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,064,468
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,499,243
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	779,553

		14,372,409

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	75,675
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	875,000	913,500
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	1,395,000	1,455,851
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,153,344
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,575,000	1,177,313
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	850,000	881,450

		6,657,133

Building & Construction Products-Misc. — 0.2%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	600,000	654,000

Security Description	Principal Amount	Value (Note 3)
Building & Construction Products-Misc. (continued)
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	$550,000	$573,375
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,300,000	1,355,250
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	712,125

		3,294,750

Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	1,415,000	1,380,541

Building Products-Wood — 0.7%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,261,428
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,252,569
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	815,330

		11,329,327

Cable/Satellite TV — 2.4%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	825,000	859,031
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	384,375
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	1,075,000	1,189,219
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	925,000	929,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	475,000	483,906
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	225,000	232,925
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	885,063
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	523,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024	300,000	315,000

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	$475,000	$503,352
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	325,000	348,767
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,485,316
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,625,000	1,647,125
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,471,048
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,688,409
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,626,662
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,045,447
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,499,283
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	226,125
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	300,000	304,500
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	954,844
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	875,000	1,014,457
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	750,000	892,500
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	295,125
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,750,000	1,819,125

Security Description	Principal Amount	Value (Note 3)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	$975,000	$985,969
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	250,000	279,845
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	898,399
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	546,901
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,384,557
Time Warner Cable, Inc. Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,463,612
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	690,000	807,326

		38,991,588

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	175,000	187,688
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,691,235
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,250,000	1,250,000
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	575,000	557,031
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	75,000	78,844
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	698,750
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,625,000	1,892,637
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,275,000	2,309,125

		8,665,310

Casino Services — 0.1%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,100,000	1,130,250

Cellular Telecom — 0.8%
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	1,875,000	1,903,125

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	$1,525,000	$1,593,625
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	325,000	348,359
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,250,000	2,458,125
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	211,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	673,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,318,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	975,000	999,375
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,408,078
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	390,000
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,441,125

		12,745,312

Chemicals-Diversified — 0.3%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	1,011,750
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,530,505
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,425,000	1,328,813
Hexion, Inc. Senior Sec. Notes 8.88% due 02/01/2018	700,000	701,750

		4,572,818

Chemicals-Plastics — 0.0%
Rohm & Haas Co. Company Guar. Notes 6.00% due 09/15/2017	402,000	413,404

Chemicals-Specialty — 0.6%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,500,157
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,147,581
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	1,175,000	1,213,928

Security Description	Principal Amount	Value (Note 3)
Chemicals-Specialty (continued)
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	$3,350,000	$3,417,000
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	324,750
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	600,000	600,000
Valvoline, Inc. Company Guar. Notes 5.50% due 07/15/2024*	200,000	210,000
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*	350,000	364,000
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	525,000	553,219

		10,330,635

Coatings/Paint — 0.5%
Axalta Coating Systems LLC Company Guar. Notes 4.88% due 08/15/2024*	375,000	379,688
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,734,101
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,047,104
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,459,355
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	844,504
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,307,014

		8,771,766

Commercial Services — 0.1%
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	950,000	961,875
ServiceMaster Co. LLC Senior Notes 7.10% due 03/01/2018	550,000	568,452
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	293,563

		1,823,890

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,549,175
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,431,115
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	987,310

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	$1,150,000	$1,183,786
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,170,014
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	744,856

		10,066,256

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,869,732

Computer Services — 0.2%
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,714,332
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	803,479

		2,517,811

Computer Software — 0.2%
Rackspace Hosting, Inc. Senior Notes 8.63% due 11/15/2024*	2,125,000	2,204,687
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023	1,525,000	1,586,000

		3,790,687

Computers — 0.5%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	772,844
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	275,000	290,087
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,094,581
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,950,000	2,135,014
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	3,040,331

		8,332,857

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	639,844

Security Description	Principal Amount	Value (Note 3)
Computers-Integrated Systems (continued)
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	$275,000	$286,344
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	1,150,000	1,221,875
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,125,000	1,195,312

		3,343,375

Consulting Services — 0.3%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	253,574
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,153,359
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,230,298

		5,637,231

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,957,000
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	900,000	938,250
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,250,000	1,306,250
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	600,000	634,500

		4,836,000

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	950,000	998,687
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,400,000	2,580,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	904,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	200,000	210,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	625,000	664,844

		5,358,531

Containers-Paper/Plastic — 1.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,000,000	1,023,200
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,924,000

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	$550,000	$582,313
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	1,500,000	1,524,937
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,850,625
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,781,941
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,312,811
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	968,995
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	402,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,525,000	1,570,109
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,300,000	1,385,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	780,285	803,304
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	724,468
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,113,969
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	495,188
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	865,222
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	769,271
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	375,000	391,125

		20,488,816

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,216,656

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,869,331

Security Description	Principal Amount	Value (Note 3)
Data Processing/Management (continued)
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	$2,265,000	$2,310,914
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	1,860,000	2,021,881
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	600,000	618,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	4,073,438
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	1,000,000	1,060,500
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,324,633

		17,278,697

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,032,896

Diagnostic Equipment — 0.8%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,425,000	3,372,049
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	2,906,780
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	4,475,000	4,049,875
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,928,237

		12,256,941

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	750,000	732,000
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	271,563

		1,003,563

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,900,000	1,667,250

Disposable Medical Products — 0.3%
C.R. Bard, Inc. Senior Notes 3.00% due 05/15/2026	2,215,000	2,129,268
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*(1)	2,525,000	2,562,875

		4,692,143

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	$1,125,000	$1,157,344
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	234,000
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	450,000	482,625
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	850,000	894,625
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	230,062

		2,998,656

Diversified Banking Institutions — 6.3%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,047,620
Bank of America Corp. FRS Senior Notes 3.82% due 01/20/2028	3,170,000	3,149,040
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	992,106
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,439,334
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,491,260
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	9,999,444
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,286,914
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,223,851
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,319,162
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,124,661
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,457,883
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,290,097
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,726,818
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,615,075

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	$3,000,000	$3,103,263
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,490,544
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,737,642
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,509,657
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,588,011
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,426,019
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,635,937
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,066,586
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,109,588
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,124,114
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,461,510
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	565,774

		102,981,910

Diversified Manufacturing Operations — 0.7%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	4,013,000	4,109,424
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	933,948
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	400,000	414,000
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,752,849
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	911,584
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,020,725

		12,142,530

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,678,695

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services (continued)
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	$930,000	$1,022,598
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	536,250
Match Group, Inc. Senior Notes 6.75% due 12/15/2022	800,000	842,000

		7,079,543

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,483,160
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,075,000
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	250,000	250,000

		4,808,160

Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	843,635
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	243,840	246,805
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,150,165

		3,240,605

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,215,438
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,910,548

		3,125,986

Electric-Integrated — 2.8%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,485,814
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,915,619
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,285,198
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,448,790
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	578,641

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	$1,810,000	$1,691,181
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,813,952
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	144,899
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,237,907
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,530,320
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,092,668
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	475,008
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(2)	13,981	13,981
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,070,489
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,869,010
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,107,570
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,069,483
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,142,250
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,587,798
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	623,114
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,285,491
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	756,298
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,787,897
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	867,587

		45,880,965

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	$1,100,000	$1,092,552

Electronic Components-Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	3,440,000	3,413,767
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,469,867
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,438,572
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	525,000	526,312
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	425,000	426,700
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	350,000	351,750
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	725,000	841,000
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025	1,300,000	1,436,500

		10,904,468

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,281,494

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,205,378
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,199,674

		7,405,052

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,753,895

Electronic Security Devices — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	875,000	912,188

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021*	1,275,000	1,367,437
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	1,325,000	1,361,438

Security Description	Principal Amount	Value (Note 3)
Energy-Alternate Sources (continued)
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	$525,000	$546,000

		3,274,875

Engineering/R&D Services — 0.0%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024*	675,000	722,250

Enterprise Software/Service — 0.7%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,075,000	2,002,375
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(1)	2,550,000	2,620,125
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,283,406
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	2,075,000	1,997,188
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	1,800,000	1,908,000

		10,811,094

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	227,250
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	592,500
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	847,440
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,950,000	1,979,250

		3,646,440

Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,550,062

Finance-Consumer Loans — 0.7%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	7,178,000	8,080,949
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,406,812
Navient Corp. Senior Notes 6.63% due 07/26/2021	300,000	305,250
Navient Corp. Senior Notes 7.25% due 09/25/2023	625,000	629,688
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	235,938

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 6.13% due 03/25/2024	$325,000	$307,531

		10,966,168

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,585,383
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,652,873
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,101,177
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,278,854
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,455,582

		18,073,869

Finance-Investment Banker/Broker — 1.6%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	3,810,000	4,015,431
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,412,010
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,459,310
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,231,295
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,196,309
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,398,026
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,043,891
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,555,281
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	862,206
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,694,581

		26,868,340

Finance-Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,450,000	2,358,125

Security Description	Principal Amount	Value (Note 3)
Finance-Other Services — 0.3%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	$3,000,000	$2,991,081
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,324,373

		4,315,454

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	258,750

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020(2)	1,525,000	1,258,125

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,083,286

Food-Catering — 0.1%
AdvancePierre Foods Holdings, Inc. Company Guar. Notes 5.50% due 12/15/2024*	525,000	535,500
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026*	275,000	273,900
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024*	1,075,000	1,117,097

		1,926,497

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	625,000	604,294
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,000,000	1,106,880
Post Holdings, Inc. Company Guar. Notes 8.00% due 07/15/2025*	1,950,000	2,193,750

		3,904,924

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	750,000	758,505
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,499,368
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,330,000
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,312,153

		4,900,026

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified — 0.8%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	$1,525,000	$1,526,906
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,583,369
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,266,281
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,440,562
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,627,019
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,922,287
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	725,000	725,906

		13,092,330

Food-Retail — 0.4%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	900,000	894,375
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,025,000	1,068,255
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,156,706
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,222,887

		6,342,223

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,463,000

Forestry — 0.2%
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,369,781
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,275,075

		2,644,856

Gambling (Non-Hotel) — 0.2%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	1,125,000	1,178,438
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	1,275,000	1,293,398

		2,471,836

Security Description	Principal Amount	Value (Note 3)
Garden Products — 0.0%
Scotts Miracle-Gro Co Company Guar. Notes 5.25% due 12/15/2026*	$100,000	$100,688

Gas-Distribution — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	350,000	358,750
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	650,000	674,375
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,350,000	1,400,625
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	260,525
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,772,298
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,995,513
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,032,439
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,390,669
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,043,443

		13,928,637

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	821,153

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,625,503

Hotels/Motels — 1.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,604,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,406,675
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	600,000	588,750
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,412,389
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,630,649

		15,642,463

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	$1,150,000	$1,316,750

Independent Power Producers — 0.4%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	197,000
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,174,937
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	340,438
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,704,312
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	800,000	824,000
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027*	775,000	769,188
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	400,000	418,500

		6,428,375

Insurance Brokers — 0.2%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(1)	1,000,000	1,005,000
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,925,000	3,063,937

		4,068,937

Insurance-Life/Health — 1.3%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,094,044
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,002,279
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,821,020
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,253,916
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,081,448
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,735,635
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,872,502
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,054,276

Security Description	Principal Amount	Value (Note 3)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	$2,130,000	$2,734,140
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,098,166

		21,747,426

Insurance-Multi-line — 0.5%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	633,576
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	921,741
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,724,412
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,444,878

		8,724,607

Insurance-Mutual — 0.6%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,081,555
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	738,896
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	629,646
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,146,220
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	561,554

		10,157,871

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,873,984

Internet Security — 0.0%
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	450,000	454,905

Investment Management/Advisor Services — 0.4%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,123,364
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	297,653
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,388,090

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
FMR LLC Notes 7.49% due 06/15/2019*	$400,000	$445,082
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,817,888
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	953,521

		7,025,598

Machine Tools & Related Products — 0.1%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	875,000	911,103

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,750,000	2,947,059

Machinery-General Industrial — 0.6%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	318,241
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,221,967
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,555,426
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	2,385,000	2,302,243
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	1,525,000	1,643,188

		9,041,065

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	1,040,000	1,013,922

Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	625,000	653,906

Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	729,829

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	99,500
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	927,000

		1,026,500

Security Description	Principal Amount	Value (Note 3)
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	$750,000	$774,634
Tennessee Merger Sub, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,750,000	1,719,375

		2,494,009

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,665,630
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	888,399
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,995,350
Stryker Corp. Senior Notes 3.50% due 03/15/2026	890,000	895,357
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,566,960

		7,011,696

Medical-Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,550,303
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	3,180,000	3,261,615
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,630,441
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	3,770,423
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,496,541
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*	1,075,000	1,081,719

		17,791,042

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,630,435
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,389,250
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,708,810
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	719,065

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	$175,000	$147,021

		10,594,581

Medical-HMO — 1.0%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	2,910,000	2,905,984
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	1,900,000	1,904,583
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,800,000	2,971,500
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	1,016,512
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	2,953,188
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,368,304
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,694,099
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	867,007

		16,681,177

Medical-Hospitals — 1.7%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	558,250
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,175,000	1,220,531
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	730,438
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,250,000	2,364,375
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	2,325,000	2,365,687
Envision Healthcare Corp. Senior Notes 6.25% due 12/01/2024*	625,000	657,813
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	665,719
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,811,375
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,605,062

Security Description	Principal Amount	Value (Note 3)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	$525,000	$547,313
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,193,000
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,378,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,575,000	1,500,187
LifePoint Health, Inc. Company Guar. Notes 5.38% due 05/01/2024*	425,000	406,938
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	375,000	384,375
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	621,875
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,250,000	1,353,125
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,075,000	1,081,052
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	575,000	577,875
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,370,250
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	250,000	268,125
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	2,500,000	2,525,000

		27,186,365

Medical-Outpatient/Home Medical — 0.1%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,848,000

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,575,000	1,791,563

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	2,100,000	2,016,000

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,550,000	1,429,875
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,050,000	1,790,552

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	$1,755,000	$1,759,463
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,043,511

		6,023,401

Multimedia — 1.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,011,634
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,092,283
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,315,997
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,694,799
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,203,782
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,441,914
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,445,964
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	6,600,000	6,126,245
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,828,742

		19,161,360

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	1,250,000	1,365,625
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	300,000	297,960
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	150,000	150,375

		1,813,960

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,238,688
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	671,296
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	855,659

		3,765,643

Security Description	Principal Amount	Value (Note 3)
Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	$2,200,000	$2,244,000
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	728,350
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,677,225

		4,649,575

Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,535,674
Antero Resources Corp. Senior Notes 5.00% due 03/01/2025*	825,000	806,437
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	275,000	277,063
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	744,031
Callon Petroleum Co Company Guar. Notes 6.13% due 10/01/2024*	250,000	264,688
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	333,531
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,575,000	1,634,062
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	504,000
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	700,000	672,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	200,000	200,000
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	675,000	720,562
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	250,000	256,094
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,050,000	1,036,875
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	208,500
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	406,406
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	350,000	349,563

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025*	$475,000	$490,437
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	225,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	550,000	594,000
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024*	550,000	560,312
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025*	300,000	307,500
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	250,000	261,250
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,068,410
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	600,000	609,000
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	313,875
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	364,438
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,172,310
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,625,000	1,430,000
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	550,000	562,375
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	600,000	615,000
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	281,875
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	215,000
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*	200,000	209,000
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	265,313
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	400,000	398,000

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	$300,000	$317,250
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	200,000	194,640
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023*	725,000	719,562
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*	75,000	78,563
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,000,000	1,037,500
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	175,000	187,688
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	250,000	255,625
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	650,000	686,562
SM Energy Co. Senior Notes 5.63% due 06/01/2025	525,000	511,875
SM Energy Co. Senior Notes 6.50% due 01/01/2023	725,000	746,750
SM Energy Co. Senior Notes 6.75% due 09/15/2026	150,000	156,000
Southwestern Energy Co. Senior Notes 4.10% due 03/15/2022	1,450,000	1,344,875
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	175,000	176,750
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,850,000	1,868,500
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	150,000	147,704
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	125,000	130,000
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	81,375
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	398,125

		35,931,925

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,496,319
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,367,187

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	$440,000	$581,369
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	823,530

		6,268,405

Oil Refining & Marketing — 0.9%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,625,000	1,641,250
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,814,190
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	793,084
Northern Tier Energy LLC/Northern Tier Finance Corp. Senior Sec. Notes 7.13% due 11/15/2020	875,000	908,906
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,673,359
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,504,375
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	989,505
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,955,723
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	1,500,000	1,627,500

		13,907,892

Oil-Field Services — 0.0%
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	171,500

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	522,638
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,142,812
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	3,989,818
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013† (2)(3)(4)(5)	250,000	25

		5,655,293

Security Description	Principal Amount	Value (Note 3)
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	$325,000	$335,563

Pipelines — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	625,000	639,063
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(2)	375,000	371,250
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025*	950,000	1,004,625
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	550,000	613,938
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,179,680
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,501,391
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	2,050,000	2,188,375
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,448,560
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,925,963
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,344,989
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	752,766
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	850,000	890,375
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,736,767
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,735,204
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	635,086
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,356,764
MPLX LP Senior Notes 4.88% due 12/01/2024	1,050,000	1,100,851
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	350,000	379,750

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	$2,370,000	$2,289,683
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,679,187
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	400,000	421,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025*	275,000	284,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	153,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027*	925,000	958,531
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	350,000	364,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	750,000	773,438
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	706,219
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	500,000	532,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	875,000	950,469
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,482,367
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	550,000	556,875
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,854,032
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,946,603
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	525,000	542,066

		51,301,617

Security Description	Principal Amount	Value (Note 3)
Printing-Commercial — 0.1%
Southern Graphics, Inc. Company Guar. Notes 8.38% due 10/15/2020*	$1,950,000	$1,998,750

Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	400,000	370,500

Publishing-Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,250,000	2,297,812

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,096,875

Racetracks — 0.2%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	500,635
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	2,000,000	2,087,500

		2,588,135

Radio — 0.5%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	550,000	573,029
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	1,076,250
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*(2)	1,325,000	1,238,875
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,322,750
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,150,000	1,168,687
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,277,256
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(2)	800,000	763,800

		7,420,647

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	1,000,000	1,000,065
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,137,496
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,164,244

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 3.45% due 09/15/2021	$3,100,000	$3,141,270
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	922,829
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,573,335
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,423,451
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,266,193
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	397,006
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,579,285
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,998,327
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,645,900
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	207,316
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,943,725
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,305,771
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,791,028
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	150,000	152,250
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	497,608
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*	275,000	287,031
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,209,767
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,292,593
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	875,000	883,750

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	$2,600,000	$2,440,006
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	992,840
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,142,130
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	1,945,787
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,026,820
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	504,591
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	758,217
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,743,650
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,932,559

		56,306,840

Real Estate Operations & Development — 0.3%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,260,695
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,242,708

		5,503,403

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	605,000	611,050

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	400,000	366,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	325,000	315,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,425,000	1,400,062
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	719,718
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,507,753

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	$3,005,000	$3,103,507
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	700,000	588,000
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,625,000	1,474,687
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	189,000	188,055
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	544,688

		13,207,720

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,100,000	3,286,000

Resort/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(2)(5)	475,000	0

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	889,760
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,959,869
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	930,748
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	680,000	673,311
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	823,761
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,120,629

		8,398,078

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,945,662

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,912,747

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,486,452

Security Description	Principal Amount	Value (Note 3)
Retail-Discount (continued)
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	$2,010,000	$2,061,532

		3,547,984

Retail-Drug Store — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,597,252
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,131,159
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,391,286
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	434,290	468,468
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,700,000	1,770,125

		9,358,290

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,100,000	1,122,000

Retail-Pet Food & Supplies — 0.2%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	2,700,000	2,652,750

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,250,000	1,259,375
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	954,750
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	525,000	523,687
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,071,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	255,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,291,000	1,342,640

		5,407,077

Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	101,875

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	$150,000	$151,749
Yum! Brands, Inc. Senior Notes 3.88% due 11/01/2023	550,000	536,250

		789,874

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	725,000	730,438

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,975,000	1,947,844

Schools — 0.1%
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	974,300

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,600,000	1,672,000

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,150,000	1,207,500

Special Purpose Entities — 0.5%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	778,640	851,030
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,570,000	1,673,243
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	4,930,000	4,942,177

		7,466,450

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	456,558
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,302,035
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,638,355

		4,396,948

Steel-Producers — 1.4%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,908,492

Security Description	Principal Amount	Value (Note 3)
Steel-Producers (continued)
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	$2,600,000	$2,625,215
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	6,965,700
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	468,563
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	689,812
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	340,031
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,085,901
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,002,598

		22,086,312

Steel-Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,613,625

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	1,400,000	1,491,882
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	350,000	360,938

		1,852,820

Telephone-Integrated — 2.4%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,969,036
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,443,717
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,472,915
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,558,875
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,224,008
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,476,521
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,013,961
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025	1,050,000	1,071,662

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	$1,875,000	$1,931,250
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,358,364
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	3,001,000	3,080,199
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,847,886

		39,448,394

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,096,500
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,583,933
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	810,500
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	270,187
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,100,000	1,093,125
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,096,500
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	825,000	823,969
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	235,469
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	2,500,000	2,543,750
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	775,000	819,562
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	2,275,000	2,297,750

		13,671,245

Textile-Home Furnishings — 0.0%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	612,000	633,420

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026*	425,000	433,500
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,675,000	1,704,312

		2,137,812

Security Description	Principal Amount	Value (Note 3)
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	$226,000	$265,977
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	3,836,258
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	3,700,000	4,299,037
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,135,642
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041	810,000	963,856

		10,500,770

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,452,245

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,925,000	2,189,687

Transport-Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	98,428	107,563
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	2,994,702
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,041,967
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,695,719
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,884,748
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,258,618
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	495,820

		10,479,137

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,584,293
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,334,034
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,020,362

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	$800,000	$807,235

		5,745,924

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.25% due 11/15/2023*	250,000	253,125
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,225,000	1,246,055

		1,499,180

Trucking/Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,412,831
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,161,994
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,045,993

		9,620,818

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	2,550,000	2,579,417
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	1,270,000	1,300,682

		3,880,099

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	450,000	468,562
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	175,000	182,438
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	1,005,000
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,275,000	1,316,437

		2,972,437

Total U.S. Corporate Bonds & Notes (cost $1,292,625,143)		1,330,585,318

FOREIGN CORPORATE BONDS & NOTES — 14.3%
Advertising Sales — 0.1%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	625,000	665,625

Security Description	Principal Amount	Value (Note 3)
Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	$3,300,000	$3,321,516
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,477,530
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,823,632

		7,622,678

Aerospace/Defense — 0.4%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,138,919
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,027,485

		7,166,404

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,050,000	892,500

Auction Houses/Art Dealers — 0.0%
Ritchie Bros Auctioneers, Inc. Company Guar. Notes 5.38% due 01/15/2025*	350,000	357,438

Auto-Cars/Light Trucks — 0.2%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,892,450

Auto/Truck Parts & Equipment-Original — 0.2%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	775,000	760,957
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(1)	250,000	247,500
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	1,325,000	1,301,813

		2,310,270

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,897,163

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,871,121

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,256,267

Broadcast Services/Program — 0.5%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	714,194

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	$7,015,000	$7,979,319

		8,693,513

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	600,000	621,000

Cable/Satellite TV — 1.1%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,900,000	2,009,250
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,868,107
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,338,750
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	805,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,800,000	1,847,250
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,679,844
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	425,000	431,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	725,000	754,000
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	609,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	364,658
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	752,527
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	406,000
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	453,094
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	719,273
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,350,000	1,344,937

		18,383,065

Security Description	Principal Amount	Value (Note 3)
Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	$2,075,000	$1,838,969

Chemicals-Specialty — 0.0%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	425,000	425,000

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Senior Notes 5.00% due 02/01/2025*	250,000	248,438

Containers-Metal/Glass — 0.4%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023*(1)	1,400,000	1,422,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,000,000	1,030,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	200,000	201,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	203,700
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	671,937
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,900,000	2,035,375

		5,565,012

Diversified Financial Services — 0.6%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	2,434,000	2,440,404
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,794,842

		9,235,246

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	425,000	426,063
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	894,687
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	675,000	785,531

		2,106,281

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	$2,000,000	$2,233,892

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,610,581

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,193,020

Electric-Integrated — 0.3%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	1,810,000	1,751,819
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	3,220,000	3,009,789

		4,761,608

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	1,935,000	2,037,586

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	375,375

Finance-Commercial — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,189,890

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,798,077

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,427,226

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,285,234
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,510,494

		3,795,728

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	2,952,956

Security Description	Principal Amount	Value (Note 3)
Food-Misc./Diversified — 0.6%
Danone SA Senior Notes 2.95% due 11/02/2026*	$2,980,000	$2,837,124
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,019,755

		8,856,879

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	641,545
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	748,500
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,346,488

		3,736,533

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	650,000	674,375

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,540,000

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	812,730

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,216,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,356,469
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	642,531

		3,215,875

Medical-Drugs — 1.2%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	937,750
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,159,594
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	1,475,000	1,530,666
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,121,916

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	$2,920,000	$2,741,737
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,810,317
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,721,281
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	525,000	397,688
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	950,000	750,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	989,625
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,650,000	1,235,438
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	1,675,000	1,455,156

		19,851,668

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	969,900
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	888,389

		1,858,289

Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	100,000	105,750
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	475,000	508,250

		614,000

Multimedia — 0.2%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,019,706

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,730,147

Security Description	Principal Amount	Value (Note 3)
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	$97,000	$96,883
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023*	650,000	702,000

		798,883

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,131,326
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,399,382
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,847,991

		9,378,699

Oil Companies-Integrated — 1.9%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,718,816
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,498,775
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,927,154
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,409,002
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,014,776
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,968,193
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	554,875
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,351,386
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,696,000
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,065,228
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,487,550
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	980,040

		30,671,795

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(2)	500,000	641,105

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	$625,000	$540,625
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	875,000	892,500
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*	100,000	108,000

		1,541,125

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	2,890,919

Retail-Restaurants — 0.1%
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	2,100,000	2,188,032

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	805,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	250,000	196,250
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,875,000	1,453,125
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	830,000
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	850,000	295,375
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	207,812

		3,787,562

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,825,000	1,747,438

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,000,000	1,049,370

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	1,250,000	1,374,225
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,739,575

		5,113,800

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	878,757

Security Description	Principal Amount/ Shares	Value (Note 3)
SupraNational Banks (continued)
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	$1,000,000	$1,127,750

		2,006,507

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	2,977,705

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,231,566
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,586,187
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,728,307
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,847,094

		8,393,154

Transport-Equipment & Leasing — 0.1%
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	250,000	256,250
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	1,475,000	1,514,825

		1,771,075

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,114,010
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,966,558

		7,080,568

Total Foreign Corporate Bonds & Notes (cost $231,568,453)		233,372,318

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. Bonds zero coupon due 01/15/2021 (cost $468,326)	640,000	591,675

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	2,780,061

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)(5)	30,000	300

43

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 3)
PREFERRED SECURITIES (continued)
Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	$1,280,000

Total Preferred Securities (cost $2,274,140)		1,280,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	$2,500,000	2,938,745

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	1,782,000

Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(6)	5,000,000	4,762,500

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,392,750
USF&G Capital III 8.31% due 07/01/2046*	250,000	319,689

		1,712,439

Total Preferred Securities/Capital Securities (cost $10,969,862)		11,195,684

Total Long-Term Investment Securities (cost $1,541,425,924)		1,579,805,356

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $35,275,000)	35,275,000	35,275,000

TOTAL INVESTMENTS (cost $1,576,700,924)(7)	99.0%	1,615,080,356
Other assets less liabilities	1.0	15,872,793

NET ASSETS	100.0%	$1,630,953,149

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $394,283,761 representing 24.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Illiquid security. At January 31, 2017, the aggregate value of these securities was $6,837,523 representing 0.4% of net assets.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default of interest and principal at maturity.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	See Note 4 for cost of investments on a tax basis.

ULC — Unlimited Company

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
100	Short	U.S. Treasury Long Bonds	March 2017	$15,182,924	$15,084,375	$98,549
350	Short	U.S. 10 Year Treasury Notes	March 2017	43,711,133	43,564,062	147,071

						$245,620

44

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,655,268	$25	$5,655,293
Resorts/Theme Parks	—	—	0	0
Other Industries	—	1,324,930,025	—	1,324,930,025
Foreign Corporate Bonds & Notes	—	233,372,318	—	233,372,318
U.S. Government Agencies	—	591,675	—	591,675
Municipal Bonds & Notes	—	2,780,061	—	2,780,061
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,280,000	—	—	1,280,000
Preferred Securities/Capital Securities	—	11,195,684	—	11,195,684
Short-Term Investment Securities	—	35,275,000	—	35,275,000

Total Investments at Value	$1,280,000	$1,613,800,031	$325	$1,615,080,356

Other Financial Instruments:+
Futures Contracts	$245,620	$—	$—	$245,620

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Sovereign	55.7%
Diversified Financial Services	13.1
United States Treasury Bonds	5.9
United States Treasury Notes	5.3
Foreign Government Obligations	5.0
Sovereign Agency	2.2
Registered Investment Companies	2.2
Banks-Commercial	1.7
Federal National Mtg. Assoc.	1.4
Diversified Banking Institutions	0.8
Federal Home Loan Mtg. Corp.	0.8
Regional Authority	0.7
Electric-Integrated	0.7
Federal Home Loan Bank	0.5
SupraNational Banks	0.4
Brewery	0.4
Banks-Super Regional	0.3
Pipelines	0.3
Banks-Special Purpose	0.2
Electric-Generation	0.1
Retail-Drug Store	0.1
Real Estate Investment Trusts	0.1

97.9%

Country Allocation*

United States	26.7%
Japan	24.6
Italy	10.7
France	8.3
United Kingdom	6.0
Cayman Islands	4.2
Australia	4.1
Spain	3.9
Mexico	2.7
Canada	1.4
Belgium	1.2
Germany	1.1
Netherlands	0.9
Denmark	0.5
Brazil	0.4
SupraNational	0.4
Sweden	0.3
Indonesia	0.2
Dominican Republic	0.2
Israel	0.1

97.9%

Credit Quality#†

Aaa	29.5%
Aa	15.7
A	28.5
Baa	17.6
Ba	0.6
B	0.2
Caa	0.2
Ca	0.3
Not Rated@	7.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description		Principal Amount**	Value (Note 3)
ASSET BACKED SECURITIES — 13.1%
Cayman Islands — 4.2%
Acis CLO, Ltd. FRS Series 2013-2A, Class A 1.52% due 10/14/2022*(1)	$	753,597	$751,358
Acis CLO, Ltd. FRS Series 2013-1A, Class A1 1.89% due 04/18/2024*(1)		1,853,180	1,837,721
Acis CLO, Ltd. FRS Series 2013-2A, Class B 2.81% due 10/14/2022*(1)		209,323	209,175
Acis CLO, Ltd. FRS Series 2013-1A, Class B 2.97% due 04/18/2024*(1)		365,785	365,153
Acis CLO, Ltd. FRS Series 2013-2A, Class C1 3.84% due 10/14/2022*(1)		160,784	160,636
Acis CLO, Ltd. FRS Series 2013-1A, Class C 3.97% due 04/18/2024*(1)		231,035	222,249
Apidos CLO, Ltd. FRS Series 2012-10A, Class A 2.46% due 10/30/2022*(1)		4,919,610	4,928,303
OCP CLO, Ltd. FRS Series 2014-5A, Class A1 2.03% due 04/26/2026*(1)		2,160,000	2,137,348
OCP CLO, Ltd. FRS Series 2012-2A, Class A1R 2.28% due 11/22/2025*(1)		1,450,000	1,449,266
OCP CLO, Ltd. FRS Series 2014-5A, Class A2 2.75% due 04/26/2026*(1)		540,000	528,600
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A1LA 1.95% due 04/17/2025*(1)		1,236,715	1,225,147
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A2L 3.39% due 04/17/2025*(1)		229,308	229,226
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A3L 4.22% due 04/17/2025*(1)		133,977	133,542
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class A1 2.05% due 03/20/2025*(1)		2,377,385	2,352,831
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class A2 2.92% due 03/20/2025*(1)		522,615	518,099
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class A1 2.29% due 07/15/2026*(1)		1,114,400	1,108,000
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class B1 2.81% due 07/15/2026*(1)		285,600	280,027
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 2.55% due 04/15/2026*(1)		2,200,000	2,204,774

			20,641,455

United States — 8.9%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 1.84% due 02/25/2043*		639,779	638,354

Security Description		Principal Amount**	Value (Note 3)
United States (continued)
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.99% due 03/20/2046(2)	$	586,470	$436,670
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 1.04% due 02/25/2036(2)		635,418	502,964
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 2.12% due 07/26/2066*		2,724,230	2,726,739
Higher Education Funding I FRS Series 2014-1, Class A 1.98% due 05/25/2034*		1,772,791	1,699,136
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 1.00% due 04/25/2037		750,000	551,123
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.01% due 06/25/2047(2)		628,444	480,924
Louisiana Public Facilities Authority FRS Series 2011-A, Class A3 1.99% due 04/25/2035		3,150,000	3,115,318
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 1.79% due 07/20/2043		1,300,000	1,257,728
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-3, Class A1 1.76% due 11/10/2018*(2)(3)		600,000	600,000
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-1, Class A 1.86% due 09/10/2018*(2)		2,750,000	2,750,000
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-2, Class A 2.06% due 03/10/2019*(2)		2,750,000	2,750,000
Navient Student Loan Trust FRS Series 2016-5A, Class A 2.02% due 06/25/2065*		2,829,093	2,869,976
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 1.37% due 08/23/2036*		2,300,000	2,162,347
New Hampshire Higher Education Loan Corp. FRS Series 2011-1, Class A3 1.89% due 10/25/2037		1,550,000	1,498,183
North Carolina State Education Assistance Authority FRS Series 2010-1, Class A1 1.94% due 07/25/2041		969,884	964,996
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 1.95% due 10/01/2037		1,250,000	1,242,626
Scholar Funding Trust FRS Series 2010-A, Class A 1.79% due 10/28/2041*		796,782	780,170

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description			Principal Amount**	Value (Note 3)
ASSET BACKED SECURITIES (continued)
United States (continued)
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.92% due 11/20/2034(2)	$		63,693	$60,912
SLM Student Loan Trust FRS Series 2003-1, Class A5A 1.07% due 12/15/2032*			1,896,484	1,755,253
SLM Student Loan Trust FRS Series 2007-2, Class A4 1.10% due 07/25/2022			2,100,000	1,989,322
SLM Student Loan Trust FRS Series 2007-1, Class A5 1.13% due 01/26/2026			1,176,018	1,165,382
SLM Student Loan Trust FRS Series 2005-4, Class A3 1.16% due 01/25/2027			1,597,063	1,581,642
SLM Student Loan Trust FRS Series 2004-8A, Class A6 1.67% due 01/25/2040*			1,700,000	1,633,784
SLM Student Loan Trust FRS Series 2008-2, Class A3 1.79% due 04/25/2023			424,895	418,961
SLM Student Loan Trust FRS Series 2005-5, Class A5 1.79% due 10/25/2040			500,000	478,067
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.69% due 07/25/2022			950,090	967,872
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.74% due 07/25/2023			2,045,391	2,085,629
Station Place Securitization Trust FRS Series 2015-2, Class A 1.82% due 05/15/2018*(2)(3)			1,250,000	1,250,000
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 1.23% due 10/28/2037*			1,886,481	1,799,292
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.59% due 06/25/2046(2)			429,179	331,926
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.10% due 12/28/2037(2)			558,727	512,676

				43,057,972

Total Asset Backed Securities (cost $63,760,946)				63,699,427

CORPORATE BONDS & NOTES — 6.2%
France — 0.5%
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*			2,500,000	2,490,908

Germany — 0.2%
KFW Government Guar. Notes 5.00% due 12/01/2020		SEK	2,000,000	269,214
KFW Government Guar. Notes 6.00% due 08/20/2020		AUD	800,000	677,405

				946,619

Security Description		Principal Amount**	Value (Note 3)
Italy — 1.3%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017	EUR	4,400,000	$4,765,473
UniCredit SpA Sub. Notes 6.95% due 10/31/2022	EUR	1,050,000	1,296,489

			6,061,962

Japan — 1.6%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	7,810,988

Mexico — 0.0%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	198,285
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		11,000	9,022
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021		14,000	14,968
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		20,000	17,900

			240,175

Netherlands — 0.9%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	900,000	946,969
EDP Finance BV Senior Notes 2.63% due 01/18/2022	EUR	450,000	510,647
EDP Finance BV Senior Notes 4.13% due 01/20/2021	EUR	400,000	481,407
EDP Finance BV Senior Notes 4.88% due 09/14/2020	EUR	200,000	245,934
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	895,036
ING Bank NV VRS Sub. Notes 3.63% due 02/25/2026	EUR	1,000,000	1,165,628
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021		130,000	144,950

			4,390,571

United States — 1.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	304,962
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		1,450,000	1,454,154

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description			Principal Amount**	Value (Note 3)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	$		1,450,000	$1,368,835
General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018		MXN	2,000,000	97,284
Morgan Stanley Senior Notes 3.13% due 07/27/2026			1,500,000	1,424,235
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026			1,400,000	1,416,894
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026			300,000	305,832
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026			350,000	341,230
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026			1,600,000	1,516,618

				8,230,044

Total Corporate Bonds & Notes (cost $32,416,115)				30,171,267

FOREIGN GOVERNMENT OBLIGATIONS — 59.8%
Australia — 4.1%
Commonwealth of Australia Senior Notes 2.75% due 10/21/2019		AUD	22,440,000	17,422,197
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033		AUD	1,100,000	973,323
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023		AUD	1,660,000	1,487,078

				19,882,598

Belgium — 1.2%
Kingdom of Belgium Notes 2.60% due 06/22/2024*		EUR	1,460,000	1,823,938
Kingdom of Belgium Bonds 3.75% due 09/28/2020*		EUR	245,000	304,205
Kingdom of Belgium Bonds 4.00% due 03/28/2032		EUR	2,550,000	3,761,499

				5,889,642

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Nacional Notes 6.00% due 08/15/2050(4)		BRL	5,894,467	2,056,864

Canada — 1.4%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*		CAD	3,400,000	2,683,263

Security Description		Principal Amount**	Value (Note 3)
Canada (continued)
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	$726,655
Province of British Columbia Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,876,514
Province of British Columbia Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	390,748

			6,677,180

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,144,237
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,138,188

			2,282,425

Dominican Republic — 0.2%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		200,000	198,594
Dominican Republic Senior Notes 5.50% due 01/27/2025		100,000	99,297
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	102,568
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	321,000
Dominican Republic Senior Notes 6.88% due 01/29/2026*		100,000	106,705

			828,164

France — 7.7%
Government of France Bonds zero coupon due 05/25/2022	EUR	5,950,000	6,373,566
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	2,907,282
Government of France Bonds 3.50% due 04/25/2026	EUR	2,870,000	3,806,343
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,119,445
Government of France Bonds 4.50% due 04/25/2041	EUR	2,440,000	3,978,947
Government of France Bonds 4.75% due 04/25/2035	EUR	2,430,000	3,921,870
Government of France Bonds 8.50% due 10/25/2019	EUR	11,180,000	15,012,293

			37,119,746

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany — 0.9%
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	3,030,000	$4,363,425

Indonesia — 0.2%
Republic of Indonesia Senior Notes 4.13% due 01/15/2025		200,000	201,156
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		200,000	223,165
Republic of Indonesia Senior Notes 5.95% due 01/08/2046		630,000	709,412

			1,133,733

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	355,676

Italy — 9.4%
Republic of Italy Bonds 1.15% due 05/15/2017	EUR	1,080,000	1,170,523
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	4,370,000	5,346,698
Republic of Italy Bonds 4.00% due 02/01/2017	EUR	7,130,000	7,696,833
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	6,500,000	7,732,436
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,160,000	7,930,906
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	2,430,000	3,383,625
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,061,339
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	630,000	874,554
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,110,000	2,805,824
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	257,205
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(4)	EUR	6,401,859	7,070,653

			45,330,596

Japan — 23.0%
Government of Japan Senior Notes 0.10% due 12/15/2018	JPY	789,450,000	7,032,964

Security Description		Principal Amount**	Value (Note 3)
Japan (continued)
Government of Japan Senior Notes 0.10% due 06/20/2020	JPY	1,976,200,000	$17,645,430
Government of Japan Senior Notes 0.10% due 12/20/2020	JPY	421,450,000	3,764,458
Government of Japan Senior Notes 0.10% due 06/20/2026	JPY	557,700,000	4,950,100
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	1,038,750,000	9,260,340
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	823,750,000	7,509,615
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	16,580,324
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,248,979
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	68,600,000	704,834
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	407,126
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	2,150,000	21,917
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,366,161
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	3,087,632
Government of Japan Senior Notes 2.20% due 06/20/2024	JPY	842,000,000	8,661,243
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	626,400,000	7,342,933
Government of Japan CPI Linked Senior Notes 0.10% due 09/10/2024(4)	JPY	9,960,000	92,799
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2025(4)	JPY	1,123,648,200	10,494,084
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2026(4)	JPY	664,965,990	6,236,817

			111,407,756

Mexico — 0.1%
United Mexican States Bonds 3.50% due 12/14/2017(4)	MXN	3,424,649	167,486
United Mexican States Bonds 7.50% due 06/03/2027	MXN	320,600	15,283

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	3,672,700	$182,615
United Mexican States Bonds 10.00% due 11/20/2036	MXN	622,200	35,711

			401,095

Spain — 3.9%
Kingdom of Spain Bonds 0.50% due 10/31/2017	EUR	4,590,000	4,983,523
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,290,000	5,481,825
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	950,000	1,418,814
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,149,804
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	3,870,000	5,756,829

			18,790,795

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	438,748
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	397,151
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,104,287

			1,940,186

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	539,247
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	962,658

			1,501,905

United Kingdom — 6.0%
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	1,740,000	2,147,406
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,053,283
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	4,560,000	6,038,915
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	4,917,859

Security Description		Principal Amount**	Value (Note 3)
United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	$2,846,412
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	250,000	484,801
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	3,780,000	6,501,351
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	620,000	1,168,594
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,066,920

			29,225,541

Total Foreign Government Obligations (cost $295,952,491)			289,187,327

U.S. GOVERNMENT AGENCIES — 2.7%
United States — 2.7%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,172,205
Federal Home Loan Mtg. Corp.
5.00% due 07/01/2035		770,907	845,316
5.00% due 11/01/2038		156,586	170,447
5.00% due 01/01/2039		49,680	54,000
5.00% due 09/01/2039		114,601	124,620
5.00% due 05/01/2041		408,531	446,055
7.00% due 02/01/2039		615,145	704,671
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K030, Class A1 2.78% due 09/25/2022(5)		844,091	862,316
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2015-HQ1, Class M3 4.57% due 03/25/2025 FRS(2)		300,000	320,540
Series 2016-DNA4, Class M3 4.57% due 03/25/2029 FRS(2)		450,000	464,043
Federal National Mtg. Assoc.
3.42% due 10/01/2020		319,549	333,064
3.62% due 12/01/2020		249,859	262,504
4.38% due 06/01/2021		887,873	960,298
4.50% due 02/01/2040		12,693	13,638
4.50% due 08/01/2041		202,328	218,437
6.00% due 10/01/2034		460,606	527,290
6.00% due 11/01/2034		62,352	70,396
6.00% due 02/01/2037		580,999	655,997
6.00% due 03/01/2037		48,546	55,066
6.00% due 10/01/2037		195,908	221,689
6.00% due 08/01/2038		129,298	147,428
6.00% due 06/01/2039		2,567	2,904
6.00% due 10/01/2040		203,362	230,053
6.00% due 04/01/2041		26,791	30,279
6.00% due 05/01/2041		187,935	212,547
6.00% due 10/01/2041		157,357	179,398
7.00% due 03/01/2039		348,238	404,725

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description			Principal Amount**	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(5)	$		306,880	$307,286
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(5)			800,000	802,124
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2016-C04, Class 1M2 5.02% due 01/25/2029(2)			241,890	256,268
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)			638,397	740,633
Series 2012-111, Class B 7.00% due 10/25/2042(2)			174,592	200,166

Total U.S. Government Agencies (cost $12,836,626)				12,996,403

U.S. GOVERNMENT TREASURIES — 11.2%
United States — 11.2%
United States Treasury Bonds zero coupon due 11/15/2036 STRIPS			21,260,000	11,597,245
2.50% due 05/15/2046			170,000	151,260
2.88% due 08/15/2045(6)			7,200,000	6,939,842
3.00% due 05/15/2045(6)			7,910,000	7,818,853
3.00% due 11/15/2045			890,000	879,118
3.63% due 02/15/2044			1,450,000	1,608,481
United States Treasury Notes
0.13% due 04/15/2020 TIPS(4)			752,367	766,199
0.13% due 04/15/2021 TIPS(4)			2,036,680	2,065,481
0.13% due 07/15/2024 TIPS(4)			2,094,011	2,081,480
0.38% due 07/15/2023 TIPS(4)			2,074,320	2,115,771
0.63% due 01/15/2024 TIPS(4)			2,999,847	3,084,791
1.38% due 08/31/2023			7,640,000	7,250,536
2.25% due 01/31/2024			6,500,000	6,501,267
2.25% due 11/15/2025			1,310,000	1,291,834

Total U.S. Government Treasuries (cost $57,872,047)				54,152,158

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
France — 0.1%
Electricite de France SA VRS 4.13% due 01/22/2022(7) (cost $549,129)		EUR	500,000	531,654

Total Long-Term Investment Securities (cost $463,387,354)				450,738,236

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Foreign Government Obligations — 2.6%
United Mexican States 6.01% due 06/08/2017		MXN	155,966,120	7,310,106
United Mexican States 5.76% due 02/02/2017		MXN	54,588,140	2,616,859
United Mexican States 5.82% due 03/30/2017		MXN	37,431,880	1,778,604
United Mexican States 5.80% due 03/16/2017		MXN	15,456,250	736,039
United Mexican States 5.80% due 03/02/2017		MXN	3,899,150	186,092
United Mexican States 5.79% due 03/16/2017		MXN	3,259,680	155,228

				12,782,928

Security Description	Shares	Value (Note 3)
Registered Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.22%(8)	10,382,780	$10,382,780

Total Short-Term Investment Securities (cost $23,440,121)		23,165,708

TOTAL INVESTMENTS — (cost $486,827,475)(9)	97.9%	473,903,944
Other assets less liabilities	2.1	9,953,094

NET ASSETS —	100.0%	$483,857,038

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $65,471,391 representing 13.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(4)	Principal amount of security is adjusted for inflation.
(5)	Commercial Mortgage Backed Security
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of January 31, 2017.
(9)	See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TIPS — Treasury Inflation Protected Securities

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
31	Long	Australian 10 Year Bonds	March 2017	$2,990,914	$3,016,299	$25,385
74	Short	Euro-BOBL	March 2017	10,646,135	10,619,644	26,491
32	Long	Euro-BTP	March 2017	4,592,872	4,522,154	(70,718)
20	Long	Euro-Bund	June 2017	3,426,699	3,433,025	6,326
406	Long	Euro-Bund	March 2017	71,119,894	71,057,834	(62,060)
22	Long	Euro-Oat	March 2017	3,514,657	3,511,764	(2,893)
31	Long	Life Long Gilt	March 2017	4,821,245	4,830,680	9,435
36	Long	U.S. Treasury 10 Year Notes	March 2017	4,464,547	4,480,875	16,328
73	Long	U.S. Treasury 2 Year Notes	March 2017	15,789,451	15,826,172	36,721
293	Long	U.S. Treasury 5 Year Notes	March 2017	34,400,805	34,535,086	134,281
40	Short	U.S. Treasury Long Bonds	March 2017	5,989,076	6,033,750	(44,674)
25	Long	U.S. Treasury Ultra Long Bonds	March 2017	3,999,842	4,017,188	17,346

						$91,968

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	11,457,050	USD	3,548,128	02/02/2017	$—	$(87,761)
	CHF	414,708	EUR	388,000	03/15/2017	—	(465)
	EUR	369,955	JPY	45,372,034	03/15/2017	2,347	—
	EUR	265,000	PLN	1,161,111	03/15/2017	3,177	—
	EUR	1,789,602	USD	1,893,287	03/15/2017	—	(41,984)
	EUR	453,000	CZK	12,211,748	06/21/2017	1,699	—
	GBP	183,209	EUR	215,673	03/15/2017	2,548	—
	GBP	664,000	USD	837,742	03/15/2017	1,694	—
	JPY	237,413,462	USD	2,042,854	03/15/2017	—	(62,823)
	KRW	340,957,985	USD	292,154	02/17/2017	—	(3,934)
	NZD	595,000	USD	415,429	03/15/2017	—	(20,576)
	PLN	1,691,943	EUR	390,000	03/15/2017	—	(468)
	USD	1,672,000	BRL	5,357,638	02/02/2017	28,244	—
	USD	480,043	COP	1,395,966,027	02/13/2017	—	(3,710)
	USD	836,386	AUD	1,109,000	03/15/2017	3,858	—
	USD	392,569	EUR	375,266	03/15/2017	13,242	—
	USD	1,067,190	GBP	885,341	03/15/2017	47,550	—
	USD	1,189,000	JPY	139,625,128	03/15/2017	49,369	—
	USD	2,861,716	MXN	59,110,564	03/15/2017	—	(43,785)
	USD	173,972	NZD	251,962	03/15/2017	10,661	—
	USD	116,171	ARS	1,905,204	03/27/2017	735	—

						165,124	(265,506)

Barclays Bank PLC	AUD	332,373	EUR	233,432	03/15/2017	607	—
	AUD	570,000	USD	425,556	03/15/2017	—	(6,309)
	EUR	773,000	GBP	665,085	03/15/2017	1,494	—
	EUR	1,416,206	JPY	173,233,920	03/15/2017	4,973	—
	EUR	779,000	PLN	3,452,509	03/15/2017	19,142	—
	EUR	2,075,479	SEK	20,260,775	03/15/2017	76,512	—
	EUR	1,167,570	USD	1,239,246	03/15/2017	—	(23,361)
	GBP	673,369	EUR	784,122	03/15/2017	102	—
	GBP	1,345,000	USD	1,671,922	03/15/2017	—	(21,579)
	INR	28,634,460	USD	419,000	02/28/2017	—	(4,025)
	JPY	94,941,717	USD	811,000	03/15/2017	—	(31,061)
	KRW	849,702,548	USD	705,118	02/06/2017	—	(29,856)
	MXN	54,206,526	USD	2,633,417	02/02/2017	34,020	—
	NZD	584,558	USD	422,884	03/15/2017	—	(5,470)
	PLN	3,523,994	EUR	794,000	03/15/2017	—	(20,760)
	USD	4,104,907	EUR	3,837,833	02/09/2017	38,991	—
	USD	416,000	KRW	501,363,200	02/13/2017	19,373	—

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	417,107	EUR	396,000	03/15/2017	$11,126	$—
	USD	424,198	GBP	339,000	03/15/2017	2,640	—
	USD	158,277	NZD	230,094	03/15/2017	10,332	—
	USD	1,653,728	ZAR	22,609,326	03/15/2017	11,926	—
	ZAR	15,279,969	USD	1,118,553	03/15/2017	—	(7,139)

						231,238	(149,560)

BNP Paribas SA	CLP	735,255,423	USD	1,090,835	02/10/2017	—	(42,174)
	CNH	2,821,514	USD	400,000	03/15/2017	—	(10,905)
	EUR	396,939	JPY	48,236,011	03/15/2017	—	(1,432)
	EUR	774,000	NOK	7,011,059	03/15/2017	13,308	—
	EUR	391,000	PLN	1,715,977	03/15/2017	5,384	—
	EUR	802,000	SEK	7,803,650	03/15/2017	26,650	—
	EUR	1,522,374	USD	1,606,086	03/15/2017	—	(40,205)
	EUR	1,013,000	HUF	313,712,716	03/16/2017	—	(1,722)
	GBP	707,325	USD	890,854	03/15/2017	256	—
	HUF	243,878,442	EUR	786,420	03/16/2017	171	—
	JPY	48,543,872	USD	416,000	03/15/2017	—	(14,547)
	KRW	1,005,891,917	USD	848,675	02/09/2017	—	(24,798)
	KRW	3,608,262,925	USD	2,991,802	02/10/2017	—	(141,477)
	NOK	10,317,034	EUR	1,152,984	03/15/2017	—	(4,429)
	PLN	1,701,742	EUR	390,000	03/15/2017	—	(2,913)
	SEK	1,403,471	EUR	145,982	03/15/2017	—	(2,908)
	TRY	6,046,240	USD	1,703,406	03/15/2017	119,324	—
	TWD	119,127,457	USD	3,745,651	02/24/2017	—	(82,558)
	USD	319,824	ARS	5,193,937	02/06/2017	6,268	—
	USD	97,993	IDR	1,308,204,160	02/09/2017	15	—
	USD	290,320	ARS	4,677,051	02/17/2017	1,664	—
	USD	93,951	ARS	1,513,551	02/24/2017	200	—
	USD	1,004,868	AUD	1,348,681	03/15/2017	16,971	—
	USD	826,025	CNH	5,822,363	03/15/2017	21,901	—
	USD	563,742	EUR	536,236	03/15/2017	16,141	—
	USD	423,000	JPY	49,947,247	03/15/2017	19,994	—
	USD	5,782,181	PLN	24,370,159	03/15/2017	299,226	—
	USD	716,177	ZAR	9,908,347	03/15/2017	13,782	—
	USD	99,849	ARS	1,649,512	04/24/2017	51	—

						561,306	(370,068)

Citibank, N.A.	AUD	569,000	USD	415,046	03/15/2017	—	(16,062)
	CAD	549,158	USD	419,000	03/15/2017	—	(3,202)
	CZK	29,186,415	EUR	1,084,594	06/21/2017	—	(1,984)
	EUR	702,000	GBP	603,053	03/15/2017	169	—
	EUR	1,432,807	NOK	12,872,629	03/15/2017	11,774	—
	EUR	5,842,948	SEK	56,821,326	03/15/2017	190,498	—
	EUR	815,000	USD	849,157	03/15/2017	—	(32,182)
	EUR	907,351	CZK	24,453,100	06/21/2017	3,128	—
	EUR	1,084,594	CZK	29,015,050	11/21/2017	216	—
	GBP	446,591	USD	557,269	03/15/2017	—	(5,037)
	ILS	1,623,440	USD	426,105	03/15/2017	—	(4,998)
	JPY	140,090,680	USD	1,208,000	03/15/2017	—	(34,498)
	KRW	1,085,547,723	USD	905,144	02/06/2017	—	(33,830)
	KRW	1,085,547,723	USD	932,882	02/27/2017	—	(9,867)
	KRW	477,828,925	USD	415,000	03/02/2017	20	—
	MXN	7,180,076	USD	333,968	03/15/2017	—	(8,322)
	MXN	16,136,075	USD	736,172	03/17/2017	—	(32,847)
	NZD	3,983,486	USD	2,838,339	03/15/2017	—	(80,685)
	RUB	126,181,029	USD	2,093,000	02/09/2017	—	(3,100)
	SEK	3,473,529	EUR	363,938	03/15/2017	—	(4,342)
	SEK	1,796,261	USD	199,628	03/15/2017	—	(6,139)
	SEK	2,568,039	USD	290,933	03/24/2017	—	(3,408)
	TWD	12,536,346	USD	393,507	02/09/2017	—	(8,748)
	USD	932,761	KRW	1,085,547,723	02/06/2017	6,213	—

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	10,354,641	EUR	9,945,742	02/09/2017	$384,271	$—
	USD	1,998,662	RUB	119,740,962	02/09/2017	—	(9,543)
	USD	199,000	PEN	655,307	02/23/2017	878	—
	USD	188,861	IDR	2,541,602,291	02/24/2017	1,254	—
	USD	831,000	RUB	49,811,387	03/03/2017	—	(5,614)
	USD	706,809	AUD	969,960	03/15/2017	28,089	—
	USD	417,644	EUR	397,000	03/15/2017	11,671	—
	USD	416,314	GBP	346,000	03/15/2017	19,337	—
	USD	823,000	JPY	96,989,539	03/15/2017	37,224	—
	USD	3,372,205	MXN	69,569,365	03/15/2017	—	(55,679)
	USD	165,870	NOK	1,440,501	03/15/2017	8,835	—
	USD	471,000	ZAR	6,514,235	03/15/2017	8,911	—
	USD	175,450	ARS	2,897,206	04/24/2017	15	—
	ZAR	2,252,140	USD	159,000	03/15/2017	—	(6,918)

						712,503	(367,005)

Credit Suisse International	AUD	226,306	USD	165,882	03/15/2017	—	(5,580)
	COP	1,197,851,852	USD	407,433	02/06/2017	—	(1,824)
	EUR	780,000	CHF	837,234	03/15/2017	4,523	—
	EUR	2,520,260	USD	2,691,871	03/15/2017	—	(33,530)
	GBP	502,891	USD	629,536	03/15/2017	—	(3,659)
	JPY	74,342,044	USD	643,735	03/15/2017	—	(15,622)
	NZD	227,717	USD	165,029	03/15/2017	—	(1,838)
	RUB	25,124,652	USD	420,000	02/09/2017	2,633	—
	SEK	2,618,333	USD	285,657	03/15/2017	—	(14,280)
	USD	166,000	CLP	111,077,240	02/09/2017	5,179	—
	USD	915,849	RUB	55,462,018	02/09/2017	5,478	—
	USD	570,611	COP	1,682,987,516	02/17/2017	3,241	—
	USD	189,788	AUD	264,310	03/15/2017	10,469	—
	USD	632,332	EUR	593,559	03/15/2017	9,541	—
	USD	315,402	GBP	259,023	03/15/2017	10,736	—
	USD	166,781	JPY	18,818,734	03/15/2017	127	—
	USD	1,594,732	NZD	2,243,902	03/15/2017	49,558	—

						101,485	(76,333)

Deutsche Bank AG	AUD	381,800	EUR	267,176	03/15/2017	—	(351)
	CAD	1,102,562	USD	835,000	03/15/2017	—	(12,667)
	EUR	1,815,034	USD	1,889,955	02/09/2017	—	(69,828)
	EUR	387,000	CHF	415,013	03/15/2017	1,855	—
	EUR	411,406	GBP	358,969	03/15/2017	7,087	—
	GBP	184,475	AUD	308,111	03/15/2017	1,168	—
	JPY	47,139,530	USD	414,000	03/15/2017	—	(4,092)
	KRW	922,627,670	USD	779,302	02/09/2017	—	(21,868)
	KRW	997,524,819	USD	832,000	02/13/2017	—	(34,229)
	SEK	1,798,185	GBP	161,497	03/15/2017	—	(2,645)
	USD	397,694	INR	27,164,187	02/03/2017	2,945	—
	USD	166,000	COP	497,435,600	02/13/2017	3,736	—
	USD	784,493	KRW	946,490,563	02/13/2017	37,419	—
	USD	420,000	KRW	494,760,000	02/17/2017	9,650	—
	USD	257,182	IDR	3,453,445,395	02/27/2017	1,060	—
	USD	2,082,821	AUD	2,765,000	03/15/2017	12,105	—
	USD	167,185	CAD	221,866	03/15/2017	3,389	—
	USD	379,658	EUR	364,800	03/15/2017	14,835	—
	USD	365,053	GBP	300,181	03/15/2017	12,907	—
	USD	419,000	MXN	8,831,200	03/15/2017	2,003	—
	USD	254,000	ZAR	3,627,679	03/15/2017	13,255	—

						123,414	(145,680)

HSBC Bank PLC	AUD	1,108,000	USD	814,152	03/15/2017	—	(25,334)
	CNH	7,546,593	USD	1,074,197	03/06/2017	—	(26,358)
	CNH	11,730,695	USD	1,677,416	03/15/2017	—	(30,958)
	CNH	3,777,455	USD	530,989	04/05/2017	—	(17,374)
	CNY	2,588,168	USD	376,324	03/15/2017	1,003	—

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	7,897,175	USD	8,393,400	02/09/2017	$—	$(133,571)
	EUR	388,667	USD	406,649	03/15/2017	—	(13,655)
	GBP	339,000	USD	418,609	03/15/2017	—	(8,229)
	JPY	48,463,470	EUR	396,000	03/15/2017	—	(1,601)
	JPY	232,015,857	USD	2,012,729	03/15/2017	—	(45,076)
	KRW	487,735,710	USD	417,000	02/17/2017	—	(6,550)
	NOK	6,956,057	EUR	777,000	03/15/2017	—	(3,393)
	SGD	591,213	USD	414,000	03/15/2017	—	(5,645)
	TRY	1,315,308	USD	332,000	03/15/2017	—	(12,604)
	TWD	13,031,354	USD	414,000	02/17/2017	—	(4,656)
	TWD	26,445,804	USD	840,000	02/21/2017	—	(9,749)
	TWD	11,666,489	USD	372,910	03/03/2017	—	(2,098)
	USD	5,386,557	EUR	5,158,105	02/09/2017	182,905	—
	USD	316,845	IDR	4,227,348,440	02/09/2017	—	(142)
	USD	415,000	IDR	5,559,020,450	02/27/2017	694	—
	USD	1,074,197	CNY	7,547,757	03/06/2017	21,829	—
	USD	215,533	CAD	286,059	03/15/2017	4,394	—
	USD	416,000	CNH	2,936,483	03/15/2017	11,648	—
	USD	799,859	CNY	5,512,116	03/15/2017	—	(525)
	USD	424,739	EUR	406,000	03/15/2017	14,309	—
	USD	414,074	GBP	331,000	03/15/2017	2,691	—
	USD	785,729	JPY	89,748,733	03/15/2017	10,274	—
	USD	400,000	SGD	580,632	03/15/2017	12,135	—
	USD	530,989	CNY	3,776,924	04/05/2017	14,975	—

						276,857	(347,518)

JPMorgan Chase Bank, N.A. London	CAD	1,688,967	USD	1,274,475	03/15/2017	—	(24,030)
	CNH	2,987,466	USD	426,000	03/15/2017	—	(9,073)
	EUR	1,139,000	NOK	10,358,998	03/15/2017	24,640	—
	EUR	2,363,442	PLN	10,568,130	03/15/2017	81,386	—
	EUR	4,840,022	SEK	46,894,496	03/15/2017	137,912	—
	EUR	406,308	USD	430,711	03/15/2017	—	(8,669)
	EUR	490,687	CZK	13,203,154	04/28/2017	—	(331)
	EUR	1,168,918	CZK	31,164,471	01/03/2018	—	(2,663)
	GBP	498,135	USD	620,196	03/15/2017	—	(7,011)
	IDR	5,535,552,600	USD	414,000	02/09/2017	—	(710)
	MXN	8,964,415	USD	406,704	03/15/2017	—	(20,650)
	MXN	151,658,800	USD	7,244,962	06/08/2017	104,756	—
	NOK	6,977,568	EUR	778,000	03/15/2017	—	(4,921)
	NOK	8,935,652	USD	1,060,248	03/15/2017	—	(23,479)
	PLN	1,817,539	EUR	406,000	03/15/2017	—	(14,507)
	SEK	10,943,829	EUR	1,157,748	03/15/2017	—	(1,661)
	TWD	5,051,911	USD	157,656	02/13/2017	—	(4,620)
	USD	400,000	IDR	5,382,640,000	02/06/2017	3,196	—
	USD	828,000	KRW	989,745,660	02/10/2017	31,458	—
	USD	157,417	TWD	5,061,750	02/13/2017	5,176	—
	USD	414,000	IDR	5,507,711,100	02/17/2017	—	(1,717)
	USD	417,000	PHP	20,810,260	02/21/2017	1,381	—
	USD	226,658	ARS	3,658,719	02/23/2017	1,051	—
	USD	196,196	PEN	657,904	02/23/2017	4,474	—
	USD	415,000	CAD	552,010	03/15/2017	9,395	—
	USD	781,667	CNH	5,538,280	03/15/2017	24,888	—
	USD	350,944	GBP	286,942	03/15/2017	10,347	—
	USD	1,253,000	MXN	27,086,721	03/15/2017	38,284	—
	USD	583,000	TRY	2,224,034	03/15/2017	—	(315)
	USD	158,000	ZAR	2,251,579	03/15/2017	7,876	—

						486,220	(124,357)

Morgan Stanley & Co. International PLC	AUD	221,338	USD	167,055	03/15/2017	—	(644)
	BRL	9,082,680	USD	2,874,311	02/02/2017	—	(8,073)
	BRL	1,301,633	USD	414,000	03/02/2017	3,863	—
	BRL	6,584,514	USD	2,033,764	04/04/2017	—	(23,056)

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CAD	351,896	USD	265,293	03/15/2017	$—	$(5,251)
	EUR	386,064	GBP	328,988	03/15/2017	—	(3,256)
	EUR	389,000	USD	417,669	03/15/2017	—	(2,994)
	EUR	391,860	CZK	10,473,438	09/21/2017	—	(978)
	EUR	397,103	CZK	10,621,691	11/21/2017	14	—
	EUR	397,191	CZK	10,630,825	11/22/2017	302	—
	HUF	446,058,497	USD	1,510,066	03/16/2017	—	(45,166)
	JPY	1,384,508,321	USD	11,909,851	02/23/2017	—	(358,922)
	JPY	140,018,810	USD	1,208,000	03/15/2017	—	(33,860)
	KRW	491,019,732	USD	414,000	02/09/2017	—	(12,380)
	KRW	487,377,360	USD	414,000	02/17/2017	—	(9,239)
	KRW	482,728,000	USD	415,000	03/02/2017	—	(4,235)
	MXN	3,854,439	USD	186,683	03/02/2017	2,585	—
	MXN	8,643,757	USD	414,000	03/15/2017	1,933	—
	MXN	18,460,230	USD	892,488	03/16/2017	12,576	—
	PLN	1,704,218	EUR	390,000	03/15/2017	—	(3,531)
	SEK	1,482,608	USD	159,001	03/15/2017	—	(10,836)
	USD	3,802,592	BRL	12,275,167	02/02/2017	92,926	—
	USD	623,706	INR	42,645,909	02/21/2017	6,811	—
	USD	2,538,896	BRL	8,058,075	03/02/2017	160	—
	USD	418,546	AUD	552,000	03/15/2017	—	(318)
	USD	395,000	CAD	527,558	03/15/2017	10,595	—
	USD	400,680	EUR	382,000	03/15/2017	12,414	—
	USD	2,069,000	JPY	238,942,727	03/15/2017	50,240	—
	USD	249,145	SEK	2,199,535	03/15/2017	2,818	—
	USD	2,308,072	TRY	8,451,459	03/15/2017	—	(93,835)

						197,237	(616,574)

Royal Bank of Canada	AUD	569,000	USD	415,481	03/15/2017	—	(15,627)
	CAD	2,674,015	USD	2,015,261	03/15/2017	—	(40,566)
	CAD	4,597,766	USD	3,431,087	03/22/2017	—	(104,022)
	EUR	758,000	NOK	6,907,911	03/15/2017	18,101	—
	GBP	333,091	EUR	391,000	03/15/2017	3,429	—
	GBP	333,000	USD	419,144	03/15/2017	—	(139)
	JPY	207,869,000	USD	1,795,931	02/23/2017	—	(46,093)
	JPY	97,755,118	USD	844,000	03/15/2017	—	(23,014)
	MXN	5,021,080	USD	233,000	03/15/2017	—	(6,366)
	USD	5,018,012	GBP	4,080,000	03/08/2017	118,054	—
	USD	2,483,000	CAD	3,318,696	03/15/2017	68,468	—
	USD	400,984	EUR	384,000	03/15/2017	14,272	—
	USD	830,700	GBP	680,000	03/15/2017	25,494	—

						247,818	(235,827)

Royal Bank of Scotland PLC	EUR	354,918	GBP	304,591	03/15/2017	—	(295)
	EUR	3,087,876	SEK	29,963,205	03/15/2017	93,150	—
	EUR	392,000	HUF	122,236,066	03/16/2017	2,258	—
	GBP	1,002,513	EUR	1,190,000	03/15/2017	24,589	—
	GBP	338,000	JPY	47,285,912	03/15/2017	—	(6,189)
	GBP	670,000	USD	836,868	03/15/2017	—	(6,735)
	MXN	84,119,020	USD	3,985,609	03/15/2017	—	(24,531)
	TRY	2,869,071	USD	796,000	03/15/2017	44,319	—
	USD	400,000	COP	1,197,851,852	02/06/2017	9,257	—
	USD	908,210	CLP	599,816,705	02/10/2017	16,092	—
	USD	815,087	GBP	654,000	03/15/2017	8,370	—
	USD	3,046,600	MXN	63,707,212	03/15/2017	—	(9,536)

						198,035	(47,286)

Standard Chartered Bank	AUD	566,000	USD	420,868	03/15/2017	—	(7,967)
	CNH	8,215,378	USD	1,168,937	03/15/2017	—	(27,491)
	EUR	395,000	GBP	342,953	03/15/2017	4,663	—
	EUR	1,178,000	USD	1,253,718	03/15/2017	—	(20,167)
	GBP	5,201,131	USD	6,574,334	03/15/2017	25,544	—
	INR	28,655,829	USD	419,000	02/28/2017	—	(4,341)

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	43,746,033	EUR	360,741	03/15/2017	$2,111	$—
	JPY	92,719,926	USD	794,000	03/15/2017	—	(28,355)
	KRW	960,810,490	USD	830,000	03/02/2017	—	(4,435)
	SEK	8,538,897	USD	917,786	03/15/2017	—	(60,369)
	SGD	1,218,409	USD	846,000	03/15/2017	—	(18,832)
	TWD	13,091,760	USD	418,000	03/02/2017	—	(2,806)
	TWD	72,880,439	USD	2,310,730	06/16/2017	—	(39,724)
	USD	865,685	BRL	2,906,926	02/02/2017	56,827	—
	USD	414,000	INR	28,229,004	02/10/2017	3,882	—
	USD	404,560	KRW	488,906,714	02/13/2017	19,996	—
	USD	202,028	INR	13,798,518	02/17/2017	2,074	—
	USD	427,234	INR	29,129,394	02/21/2017	3,443	—
	USD	1,659,497	KRW	1,948,055,085	03/02/2017	32,331	—
	USD	415,575	AUD	561,000	03/15/2017	9,472	—
	USD	426,000	CNH	2,996,356	03/15/2017	10,368	—
	USD	405,267	GBP	336,220	03/15/2017	18,071	—
	USD	1,619,000	JPY	189,096,981	03/15/2017	58,147	—

						246,929	(214,487)

State Street Bank London	AUD	17,391,616	USD	12,761,794	03/07/2017	—	(417,591)
	AUD	1,709,000	USD	1,257,883	03/15/2017	—	(36,956)
	CAD	262,427	GBP	165,495	03/15/2017	6,618	—
	CAD	3,445,037	USD	2,624,831	03/15/2017	—	(23,770)
	CZK	2,411,734	EUR	90,219	06/21/2017	485	—
	EUR	5,003,383	USD	5,306,289	02/09/2017	—	(96,112)
	EUR	1,190,000	NOK	10,701,052	03/15/2017	10,974	—
	EUR	1,173,000	SEK	11,299,963	03/15/2017	25,964	—
	EUR	1,562,497	USD	1,651,997	03/15/2017	—	(37,683)
	EUR	1,979,754	SEK	19,323,589	03/22/2017	72,794	—
	EUR	454,194	CZK	12,186,020	06/21/2017	—	(639)
	EUR	1,168,335	CZK	31,228,321	09/20/2017	—	(2,880)
	GBP	327,000	USD	400,146	03/15/2017	—	(11,583)
	JPY	85,317,710	EUR	698,827	03/15/2017	—	(994)
	JPY	46,195,985	GBP	319,000	03/15/2017	—	(8,068)
	JPY	639,673,996	USD	5,502,875	03/15/2017	—	(170,548)
	NOK	6,920,975	EUR	777,000	03/15/2017	861	—
	NOK	3,481,340	USD	415,000	03/15/2017	—	(7,221)
	SEK	43,294,315	EUR	4,518,217	03/15/2017	—	(73,500)
	SEK	1,586,187	NOK	1,509,073	03/15/2017	1,320	—
	SEK	3,792,970	USD	412,122	03/15/2017	—	(22,374)
	USD	607,334	AUD	828,000	03/15/2017	20,007	—
	USD	1,251,000	CAD	1,648,424	03/15/2017	16,336	—
	USD	5,659,573	EUR	5,390,285	03/15/2017	169,466	—
	USD	1,230,844	GBP	1,006,000	03/15/2017	35,819	—
	USD	3,335,000	JPY	388,776,724	03/15/2017	113,154	—
	USD	417,809	NOK	3,599,784	03/15/2017	18,777	—
	USD	415,058	NZD	597,000	03/15/2017	22,412	—

						514,987	(909,919)

UBS AG London	AUD	402,194	USD	300,809	03/15/2017	—	(3,917)
	CHF	419,771	EUR	393,000	03/15/2017	—	(186)
	EUR	1,218,255	CHF	1,309,746	03/15/2017	9,189	—
	EUR	382,000	GBP	326,099	03/15/2017	—	(2,500)
	EUR	393,000	NOK	3,571,160	03/15/2017	8,125	—
	EUR	396,000	SEK	3,782,840	03/15/2017	5,102	—
	EUR	768,000	USD	812,290	03/15/2017	—	(18,223)
	EUR	987,133	HUF	308,404,870	03/16/2017	7,746	—
	EUR	453,000	CZK	12,203,820	06/21/2017	1,379	—
	GBP	640,000	USD	791,612	03/15/2017	—	(14,217)
	HUF	127,792,966	EUR	406,000	03/16/2017	—	(6,493)
	IDR	5,382,640,000	USD	403,496	02/06/2017	300	—
	INR	27,164,187	USD	398,419	02/03/2017	—	(2,220)

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	191,184,338	USD	1,660,000	03/15/2017	$—	$(35,660)
	KRW	4,359,896,255	USD	3,713,015	02/13/2017	—	(73,026)
	KRW	849,702,548	USD	733,311	02/17/2017	—	(4,570)
	MXN	36,836,359	USD	1,777,645	03/30/2017	25,394	—
	NZD	710,307	USD	507,693	03/15/2017	—	(12,807)
	TWD	44,367,296	USD	1,409,976	04/20/2017	—	(18,324)
	TWD	112,205,072	USD	3,519,454	06/20/2017	—	(99,709)
	USD	733,261	KRW	849,702,548	02/06/2017	1,712	—
	USD	402,953	IDR	5,382,640,000	02/24/2017	—	(323)
	USD	564,320	IDR	7,628,482,218	02/27/2017	6,125	—
	USD	397,195	INR	27,164,187	02/28/2017	4,109	—
	USD	825,099	AUD	1,133,000	03/15/2017	33,328	—
	USD	415,000	CAD	550,593	03/15/2017	8,305	—
	USD	10,332	GBP	8,424	03/15/2017	275	—
	USD	3,652,000	JPY	423,833,604	03/15/2017	107,082	—
	USD	166,001	NZD	238,302	03/15/2017	8,622	—
	USD	223,997	ZAR	3,039,692	03/15/2017	—	(60)
	USD	602,219	RUB	36,230,724	03/17/2017	—	(4,940)
	USD	201,042	TWD	6,401,186	06/16/2017	5,401	—
	ZAR	2,237,251	USD	167,000	03/15/2017	2,179	—

						234,373	(297,175)

Westpac Banking Corp.	AUD	7,041,394	USD	5,211,561	03/15/2017	—	(123,411)
	EUR	3,780,645	USD	3,985,913	03/15/2017	—	(102,465)
	GBP	956,447	USD	1,208,519	03/15/2017	4,248	—
	JPY	218,605,954	USD	1,904,955	03/15/2017	—	(33,914)
	NZD	568,877	AUD	549,000	03/15/2017	—	(908)
	NZD	2,904,000	USD	2,057,208	03/15/2017	—	(70,789)
	SGD	2,547,003	USD	1,789,310	03/15/2017	—	(18,562)
	USD	1,364,789	AUD	1,832,758	03/15/2017	23,816	—
	USD	374,106	EUR	349,920	03/15/2017	4,296	—
	USD	999,700	GBP	821,531	03/15/2017	34,696	—
	USD	898,503	NZD	1,282,019	03/15/2017	40,937	—

						107,993	(350,049)

Net Unrealized Appreciation/(Depreciation)						$4,405,519	$(4,517,344)

ARS	—Argentine Peso	GBP	—British Pound Sterling	PHP	—Philippine Peso
AUD	—Australian Dollar	HUF	—Hungarian Forint	PLN	—Polish Zloty
BRL	—Brazilian Real	IDR	—Indonesian Rupiah	RUB	—New Russian Ruble
CAD	—Canadian Dollar	ILS	—New Israeli Sheqel	SEK	—Swedish Krona
CHF	—Swiss Franc	INR	—Indian Rupee	SGD	—Singapore Dollar
CLP	—Chilean Peso	JPY	—Japanese Yen	TRY	—Turkish Lira
CNH	—Yuan Renminbi Offshore	KRW	—South Korean Won	TWD	—New Taiwan Dollar
CNY	—Yuan Renminbi	MXN	—Mexican Peso	USD	—United States Dollar
COP	—Colombian Peso	NOK	—Norwegian Krone	ZAR	—South African Rand
CZK	—Czech Koruna	NZD	—New Zealand Dollar
EUR	—Euro Currency	PEN	—Peruvian Sol

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	BRL	1,160	1/4/2021	11.763%	less than 1 month BRL-CDI	$—	$10,503
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	8,145
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	7,521
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	7,571

						$—	$33,740

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Over the Counter Interest Rate Swap Contracts@ — (continued)
				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	$—	$(7,555)
	BRL	11,510	1/4/2021	less than 1 month BRL-CDI	11.605%	—	(89,334)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(4,735)
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(5,247)

						—	$(106,871)

Total						$—	$(73,131)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%	3 month STIBOR	$55,410	$13,431
CAD	50,260	3/15/2019	1.000%	3 month CDOR	(134,061)	34,070
NOK	48,630	3/15/2019	1.250%	6 month NIBOR	(8,657)	3,363
ZAR	55,570	3/15/2019	7.667%	3 month JIBAR	86	12,042
USD	17,390	12/19/2019	2.250%	3 month USD-LIBOR	142	24,899
USD	70,620	12/20/2019	2.250%	3 month USD-LIBOR	36,422	64,644
MXN	2,210	3/9/2022	1 month TIIE	5.500%	5,129	4,093
EUR	3,210	3/15/2022	6 month EURIBOR	0.000%	31,823	4,604
SEK	117,360	3/15/2022	3 month STIBOR	0.500%	(95,454)	75,180
USD	30,470	3/15/2022	3 month USD-LIBOR	1.500%	654,648	99,624
EUR	1,270	3/15/2024	6 month EURIBOR	0.250%	18,058	3,573
CAD	1,120	12/15/2026	2.500%	3 month CDOR	(3,611)	2,198
JPY	997,220	12/15/2026	6 month JYOR	0.250%	(492)	73,657
USD	9,090	1/4/2027	3 month USD-LIBOR	2.700%	(20,689)	49,045
EUR	420	3/15/2027	6 month EURIBOR	0.750%	408	3,505
SEK	25,950	3/15/2027	3 month STIBOR	1.250%	(730)	17,701
USD	6,440	3/15/2027	1.750%	3 month USD-LIBOR	(398,710)	29,062
GBP	950	12/21/2031	6 month GBP-LIBOR	1.500%	(99,436)	119,775
GBP	15,010	1/11/2032	6 month GBP-LIBOR	1.940%	74,923	33,373
GBP	1,740	1/15/2032	3.723%	12 month UKRPI	(12,890)	4,636
EUR	730	12/23/2035	6 month EURIBOR	1.540%	(102)	17,465
JPY	191,560	3/15/2037	6 month JYOR	0.750%	(23,526)	12,481
EUR	4,180	3/15/2047	6 month EURIBOR	1.250%	149,314	65,511
GBP	2,770	3/15/2047	6 month GBP-LIBOR	1.750%	(132,229)	47,488
USD	2,540	3/15/2047	2.250%	3 month USD-LIBOR	(239,118)	19,994
USD	1,700	6/17/2047	3 month USD-LIBOR	2.500%	3,299	17,922

					$(140,043)	$853,336

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
GBP	64,650	3/15/2018	0.450%	3 month GBP-LIBOR	$380	$(323)
SEK	162,540	9/15/2018	-0.330%	3 month STIBOR	2,348	(13,954)
NZD	36,580	2/22/2019	2.350%	3 month NDBB	8,684	(77,529)
GBP	6,870	3/15/2019	0.600%	3 month GBP-LIBOR	7,960	(4,375)
USD	38,450	3/15/2019	3 month USD-LIBOR	1.250%	268,533	(39,275)

60

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Centrally Cleared Interest Rate Swap Contracts@ — (continued)
			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
MXN	13,910	3/11/2020	5.250%	1 month TIIE	$(10,348)	$(28,885)
PLN	625	9/21/2020	2.018%	6 month WIBOR	1	(1,896)
PLN	20,650	9/21/2021	1.771%	6 month WIBOR	(24,116)	(148,432)
CAD	12,770	3/15/2022	1.250%	3 month CDOR	(90,647)	(26,063)
NOK	92,240	3/15/2022	1.500%	6 month NIBOR	(61,770)	(5,448)
NZD	9,270	3/15/2022	3.000%	3 month NDBB	35,062	(76,336)
USD	3,940	12/19/2023	3 month USD-LIBOR	2.600%	975	(30,743)
EUR	1,910	8/16/2024	0.250%	6 month EURIBOR	(8,894)	(51,320)
EUR	2,030	12/23/2025	1.090%	6 month EURIBOR	32	(12,090)
AUD	490	12/15/2026	3.500%	6 month BBSW	3,033	(2,555)
NZD	6,710	12/15/2026	2.750%	3 month NDBB	(191,620)	(80,322)
EUR	19,020	1/12/2027	1.330%	6 month EURIBOR	(64,862)	(58,032)
GBP	1,910	1/15/2027	12 month UKRPI	3.630%	11,861	(11,861)
MXN	11,250	3/3/2027	1 month TIIE	7.500%	23,882	(8,944)
MXN	10,060	3/3/2027	6.000%	1 month TIIE	(14,937)	(50,959)
GBP	5,530	3/15/2027	6 month GBP-LIBOR	1.500%	(33,038)	(2,591)
USD	10,000	12/20/2028	3 month USD-LIBOR	2.790%	(59,057)	(67,392)
GBP	1,680	9/15/2031	3.230%	9 month UKRPI	(10,737)	(187,064)
GBP	450	2/1/2032	6 month GBP-LIBOR	2.080%	12	(12)
GBP	6,080	3/15/2032	6 month GBP-LIBOR	1.750%	(73,231)	(44,609)

					$(280,494)	$(1,031,010)

Net Unrealized Appreciation (Depreciation)					$(420,537)	$(177,674)

@	Illiquid security. At January 31, 2017, the aggregate value of these securities was ($671,342) representing 0.1% of net assets.

BBSW	— Bank Bill Swap Reference Rate
BRL-CDI	— Brazil Interbank Deposit Rate
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won 3 Month Certificate of Deposit Rates
LIBOR	— London Interbank Offered Rate
NDBB	— New Zealand Dollar Bank Bill
NIBOR	— Norwegian Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
UKRPI	— United Kingdom Retail Price Index
WIBOR	— Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection@ (1)
						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China	(1.000)%	6/20/2021	Citibank, N.A.	1.0138%	$12,180	$24,035	$(17,006)
People’s Republic of China	(1.000)%	6/20/2021	Deutsche Bank AG	1.0138%	240	498	(359)
People’s Republic of China	(1.000)%	6/20/2021	JPMorgan Chase Bank, N.A.	1.0138%	80	158	(112)
People’s Republic of China	(1.000)%	6/20/2021	Morgan Stanley & Co. International PLC	1.0138%	11,780	24,423	(17,625)

Total						$49,114	$(35,102)

61

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@ (1)
					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American High Yield Index	(5.000)%	12/20/2021	3.5204%	$3,450	$(213,793)	$(970)
CDX North American Investment Grade Index	(1.000)%	12/20/2021	0.6668%	3,880	(43,587)	(16,101)
iTraxx Europe Index	(1.000)%	12/20/2021	0.7348%	45,500	(515,364)	(110,733)

Total					$(772,744)	$(127,804)

@	Illiquid security. At January 31, 2017, the aggregate value of these securities was ($886,536) representing 0.2% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Cayman Islands	$—	$20,641,455	$—	$20,641,455
United States	—	41,207,972	1,850,000	43,057,972
Corporate Bonds & Notes	—	30,171,267	—	30,171,267
Foreign Government Obligations	—	289,187,327	—	289,187,327
U.S. Government Agencies	—	12,996,403	—	12,996,403
U.S. Government Treasuries	—	54,152,158	—	54,152,158
Preferred Securities/Capital Securities	—	531,654	—	531,654
Short-Term Investment Securities:
Foreign Government Obligations	—	12,782,928	—	12,782,928
Registered Investment Companies	10,382,780	—	—	10,382,780

Total Investments at Value	$10,382,780	$461,671,164	$1,850,000	$473,903,944

Other Financial Instruments:+
Futures Contracts	$272,313	$—	$—	$272,313
Forward Foreign Currency Contracts	—	4,405,519	—	4,405,519
Over the Counter Interest Rate Swap Contracts	—	33,740	—	33,740
Centrally Cleared Interest Rate Swap Contracts	—	853,336	—	853,336

Total Other Financial Instruments	$272,313	$5,292,595	$—	$5,564,908

62

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$180,345	$—	$—	$180,345
Forward Foreign Currency Contracts	—	4,517,344	—	4,517,344
Over the Counter Interest Rate Swap Contracts	—	106,871	—	106,871
Centrally Cleared Interest Rate Swap Contracts	—	1,031,010	—	1,031,010
Over the Counter Credit Default Swaps on Sovereign Issues-Buy Protection	—	35,102	—	35,102
Centrally Cleared Credit Default Swaps on Credit Indicies-Buy Protection	—	127,804	—	127,804

Total Other Financial Instruments	$180,345	$5,818,131	$—	$5,998,476

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	7.6%
Cable/Satellite TV	6.5
Pipelines	5.7
Medical-Hospitals	2.9
Cellular Telecom	2.7
Casino Hotels	2.6
Real Estate Investment Trusts	2.6
Repurchase Agreements	2.2
Satellite Telecom	2.2
Steel-Producers	2.1
Finance-Consumer Loans	2.1
Telephone-Integrated	2.0
Building-Residential/Commercial	2.0
Gambling (Non-Hotel)	1.9
Independent Power Producers	1.8
Finance-Auto Loans	1.8
Oil-Field Services	1.7
Metal-Copper	1.7
Cruise Lines	1.6
Printing-Commercial	1.5
Electric-Integrated	1.3
Computer Services	1.2
Diversified Banking Institutions	1.2
Metal Processors & Fabrication	1.2
Computers	1.2
Internet Connectivity Services	1.1
Finance-Leasing Companies	1.1
Paper & Related Products	1.0
Airlines	1.0
Computers-Integrated Systems	1.0
Hazardous Waste Disposal	1.0
Containers-Metal/Glass	1.0
Retail-Restaurants	1.0
Coal	1.0
Rental Auto/Equipment	0.9
Financial Guarantee Insurance	0.9
Investment Management/Advisor Services	0.9
Energy-Alternate Sources	0.9
Chemicals-Diversified	0.9
Retail-Appliances	0.8
Food-Dairy Products	0.8
Aerospace/Defense-Equipment	0.8
Broadcast Services/Program	0.8
Internet Content-Entertainment	0.7
Real Estate Management/Services	0.7
Food-Wholesale/Distribution	0.7
Finance-Mortgage Loan/Banker	0.7
Oil Refining & Marketing	0.7
Food-Retail	0.7
Security Services	0.7
Chemicals-Specialty	0.7
Finance-Commercial	0.6
Computers-Memory Devices	0.6
Batteries/Battery Systems	0.6
Marine Services	0.6
Building & Construction-Misc.	0.6
Enterprise Software/Service	0.6
Auto-Heavy Duty Trucks	0.6
Firearms & Ammunition	0.5
Building Products-Wood	0.5
Finance-Credit Card	0.5

Containers-Paper/Plastic	0.5%
Travel Services	0.5
Radio	0.5
Medical-HMO	0.5
Hotels/Motels	0.5
Machinery-General Industrial	0.5
Telecommunication Equipment	0.5
Real Estate Operations & Development	0.5
Semiconductor Equipment	0.5
Wire & Cable Products	0.5
Semiconductor Components-Integrated Circuits	0.4
E-Commerce/Services	0.4
Telecom Services	0.4
Oil Field Machinery & Equipment	0.4
Machinery-Construction & Mining	0.4
Chemicals-Plastics	0.3
Applications Software	0.3
Metal-Aluminum	0.3
Distribution/Wholesale	0.3
Home Furnishings	0.3
Oil & Gas Drilling	0.3
Diversified Manufacturing Operations	0.2
Television	0.1
Finance-Other Services	0.1

98.7%

Credit Quality#†

Baa	1.8%
Ba	23.3
B	53.4
Caa	17.2
Not Rated@	4.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES — 74.6%
Aerospace/Defense-Equipment — 0.8%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$1,884,000	$1,921,680
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	2,009,000	1,888,460

		3,810,140

Airlines — 1.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,878,000	1,929,645
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	80,977	81,269
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(1)	116,245	118,453
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,718,031	1,743,802
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,112,561	1,154,282

		5,027,451

Applications Software — 0.3%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,670,000	1,667,913

Auto-Heavy Duty Trucks — 0.6%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,641,000	2,779,652

Batteries/Battery Systems — 0.6%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,090,147

Broadcast Services/Program — 0.8%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	3,702,000	3,735,318

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	2,961,150

Building Products-Wood — 0.5%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	2,445,000	2,487,788

Building-Residential/Commercial — 1.1%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	2,920,000	2,944,674

Security Description	Principal Amount	Value (Note 3)

Building-Residential/Commercial (continued)
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	$1,975,000	$2,172,500

		5,117,174

Cable/Satellite TV — 2.6%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	3,435,000	3,495,112
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	1,261,000	1,317,745
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	2,490,000	2,502,450
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,645,000	1,669,675
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	3,112,000	3,483,511

		12,468,493

Casino Hotels — 2.6%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	4,340,000	4,687,200
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	3,549,000	3,549,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,759,000	1,756,801
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	2,691,000	2,886,098

		12,879,099

Cellular Telecom — 2.7%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	10,126,000	10,850,009
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	2,261,000	2,326,004

		13,176,013

Chemicals-Diversified — 0.4%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	2,002,000	1,866,865

Chemicals-Plastics — 0.3%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	1,593,000	1,680,615

Chemicals-Specialty — 0.7%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	3,262,000	3,262,000

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Coal — 1.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	$4,770,000	$4,758,075

Computer Services — 1.2%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	2,465,000	2,446,512
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,484,000	3,200,925
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	422,000	441,518

		6,088,955

Computers — 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	5,370,000	5,797,887

Computers-Integrated Systems — 1.0%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	4,573,000	4,996,002

Computers-Memory Devices — 0.6%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	2,635,000	3,102,712

Containers-Metal/Glass — 1.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,611,430
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,280,000	2,291,400

		4,902,830

Containers-Paper/Plastic — 0.5%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,309,000	2,441,768

Distribution/Wholesale — 0.3%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,636,000	1,638,454

Diversified Manufacturing Operations — 0.2%
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	730,000	755,550

Electric-Integrated — 1.3%
AES Corp. Senior Notes 5.50% due 03/15/2024	3,091,000	3,129,637
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Series B 9.13% due 06/30/2017	126,600	112,991

Security Description	Principal Amount	Value (Note 3)

Electric-Integrated (continued)
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Series C 10.06% due 12/30/2028	$3,447,054	$3,033,407

		6,276,035

Energy-Alternate Sources — 0.9%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,178,000	1,201,560
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	3,033,000	3,116,407

		4,317,967

Enterprise Software/Service — 0.6%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	2,745,000	2,841,075

Finance-Auto Loans — 1.8%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	5,318,000	5,397,770
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	3,154,000	3,236,193

		8,633,963

Finance-Commercial — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,460,000	1,416,200
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,677,000	1,693,770

		3,109,970

Finance-Consumer Loans — 2.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	4,600,000	4,657,500
Navient Corp. Senior Notes 5.63% due 08/01/2033	2,926,000	2,318,855
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	3,019,000	3,132,212

		10,108,567

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,478,000

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,465,000

Finance-Other Services — 0.1%
Hexion 2 US Finance Corp. Senior Sec. Notes 10.38% due 02/01/2022*	448,000	456,960

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Firearms & Ammunition — 0.5%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	$3,150,000	$2,598,750

Food-Retail — 0.7%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	1,450,000	1,440,938
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,921,000	2,002,066

		3,443,004

Food-Wholesale/Distribution — 0.7%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	3,570,000	3,498,600

Gambling (Non-Hotel) — 1.9%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	4,330,000	4,535,675
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	4,405,000	4,513,451
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	7,347

		9,056,473

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,919,000	1,967,359

Home Furnishings — 0.3%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	1,579,000	1,555,315

Hotels/Motels — 0.5%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	2,290,000	2,393,050

Independent Power Producers — 1.8%
Calpine Corp. Senior Notes 5.50% due 02/01/2024	2,940,000	2,866,500
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	2,525,000	2,493,437
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	3,610,000	3,465,600

		8,825,537

Internet Connectivity Services — 1.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	3,010,000	3,126,637

Security Description	Principal Amount	Value (Note 3)

Internet Connectivity Services (continued)
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	$2,230,000	$2,359,630

		5,486,267

Internet Content-Entertainment — 0.7%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	3,338,000	3,621,730

Investment Management/Advisor Services — 0.9%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	4,521,000	4,396,672

Machinery-Construction & Mining — 0.4%
Terex Corp. Senior Notes 5.63% due 02/01/2025*	1,669,000	1,704,550

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,956,000	2,963,390

Medical-HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 01/15/2025	2,440,000	2,407,963

Medical-Hospitals — 2.9%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,525,000	2,564,437
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,705,000	1,777,463
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,643,000	4,445,672
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,915,000	1,824,038
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	3,250,000	3,355,625

		13,967,235

Metal Processors & Fabrication — 1.2%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	1,593,000	1,682,606
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,430,000	2,466,450
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,770,305

		5,919,361

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Metal-Aluminum — 0.3%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	$1,581,000	$1,656,098

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(2)	600,000	18,000

Oil Companies-Exploration & Production — 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*	895,000	962,125
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,642,000
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	2,850,000	2,919,469
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	2,267,000	1,943,953
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	3,555,000	3,883,837
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	1,410,000	1,522,800
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,667,380
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,567,000	2,656,845
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020(7)	1,657,337	936,395
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	2,400,000	2,454,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	1,955,000	1,876,800
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,461,000	1,424,475
SM Energy Co. Senior Notes 6.50% due 01/01/2023	893,000	919,790
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	3,405,000	3,694,425

		29,504,294

Oil Field Machinery & Equipment — 0.4%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,833,150

Oil Refining & Marketing — 0.7%
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023	3,402,000	3,461,535

Security Description	Principal Amount	Value (Note 3)

Oil-Field Services — 1.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	$4,412,000	$3,943,225
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	2,535,000	2,601,544

		6,544,769

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,225,000	2,214,987
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,226,000	2,264,955

		4,479,942

Pipelines — 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	2,303,000	2,354,818
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	2,625,000	2,930,156
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,686,555
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,334,125
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,671,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	2,827,000	2,961,282
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,709,000	2,695,455
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	5,890,000	6,530,537
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,081,000	2,086,203
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	2,465,000	2,501,975

		27,752,606

Printing-Commercial — 0.5%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,621,000	2,562,028

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	$2,370,000	$2,408,513

Real Estate Investment Trusts — 2.6%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	4,067,000	4,158,507
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,666,000	1,672,248
iStar, Inc. Senior Notes 6.50% due 07/01/2021	3,090,000	3,213,600
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	3,451,000	3,507,079

		12,551,434

Real Estate Management/Services — 0.7%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	3,480,000	3,594,318

Real Estate Operations & Development — 0.5%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	2,158,000	2,338,733

Rental Auto/Equipment — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	2,557,000	2,339,655
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	2,682,000	2,252,880

		4,592,535

Retail-Appliances — 0.8%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	4,636,000	3,986,960

Retail-Restaurants — 1.0%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,360,000	2,295,100
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	2,579,000	2,566,105

		4,861,205

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	2,171,000	2,389,707

Security Description	Principal Amount	Value (Note 3)

Steel-Producers — 1.1%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	$2,900,000	$3,176,602
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	2,150,000	2,386,500

		5,563,102

Telecom Services — 0.4%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,915,000	1,856,956

Telecommunication Equipment — 0.5%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	2,304,000	2,350,080

Telephone-Integrated — 2.0%
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	4,752,000	4,805,460
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,340,000	4,980,150

		9,785,610

Travel Services — 0.5%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,428,028

Wire & Cable Products — 0.5%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,235,000	2,218,238

Total U.S. Corporate Bonds & Notes (cost $349,460,599)		364,722,685

FOREIGN CORPORATE BONDS & NOTES — 18.0%
Building-Residential/Commercial — 0.9%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	3,100,000	3,169,750
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	1,430,000	1,472,900

		4,642,650

Cable/Satellite TV — 3.9%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	6,015,000	6,345,825
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	4,490,000	4,748,175
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	5,542,000	5,687,477
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	2,400,000	2,391,000

		19,172,477

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.5%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	$2,300,000	$2,305,750

Cruise Lines — 1.6%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	2,350,000	2,369,505
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	576,000	622,080
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,848,000	2,245,320
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	2,425,000	2,492,197

		7,729,102

Finance-Leasing Companies — 1.1%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	2,800,000	2,842,224
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	2,330,000	2,417,375

		5,259,599

Hazardous Waste Disposal — 0.6%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	2,850,000	2,956,875

Machinery-General Industrial — 0.5%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	2,302,000	2,382,570

Metal-Copper — 1.7%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	4,729,000	4,823,580
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	3,197,000	3,420,790

		8,244,370

Oil & Gas Drilling — 0.3%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	2,982,000	1,498,455

Oil Companies-Exploration & Production — 1.1%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	3,804,000	3,537,720
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,986,000	2,005,860

		5,543,580

Oil-Field Services — 0.4%
Trinidad Drilling, Ltd. Senior Notes 6.63% due 02/15/2025*	1,675,000	1,712,688

Security Description	Principal Amount	Value (Note 3)

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	$705,000	$712,931

Printing-Commercial — 1.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	4,608,000	4,746,240

Satellite Telecom — 1.7%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	2,025,000	1,984,500
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,135,000	1,494,500
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	4,567,000	4,898,107

		8,377,107

Security Services — 0.7%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	3,476,000	3,328,270

Semiconductor Components-Integrated Circuits — 0.4%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	1,935,000	2,046,263

Semiconductor Equipment — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	2,325,000	2,323,838

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Steel-Producers — 1.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	1,492,000	1,640,275
ArcelorMittal Senior Notes 7.25% due 02/25/2022	2,838,000	3,199,845

		4,840,120

Total Foreign Corporate Bonds & Notes (cost $87,045,432)		87,822,885

LOANS(9)(10)(11) — 0.9%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.4%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	2,213,240	1,975,317

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 3)

LOANS(9)(10)(11) (continued)
Oil Companies-Exploration & Production — 0.5%
EP Energy LLC FRS BTL 9.75% due 06/30/2021	$2,400,000	$2,484,000

Total Loans (cost $4,551,885)		4,459,317

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	487,095

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.9%
Diversified Banking Institutions — 1.2%
Citigroup, Inc. FRS 5.95% due 05/15/2025(6)	3,575,000	3,636,669
Deutsche Bank AG FRS 7.50% due 04/30/2025(6)	2,600,000	2,380,716

		6,017,385

Financial Guarantee Insurance — 0.9%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	5,464,000	4,521,460

Food-Dairy Products — 0.8%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	3,485,000	3,911,912

Total Preferred Securities/Capital Securities (cost $13,152,356)		14,450,757

Total Long-Term Investment Securities (cost $454,210,280)		471,942,739

REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $10,817,009 and collateralized by $12,265,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $11,037,740 (cost $10,817,000)	10,817,000	10,817,000

TOTAL INVESTMENTS (cost $465,027,280)(8)	98.7%	482,759,739
Other assets less liabilities	1.3	6,222,470

NET ASSETS	100.0%	$488,982,209

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $247,276,223 representing 50.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(2)	Illiquid security. At January 31, 2017, the aggregate value of these securities was $512,442 representing 0.1% of net assets.

(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$487,095	$592.57	0.10%

(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of January 31, 2017.
(8)	See Note 4 for cost of investments on a tax basis.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

71

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$4,827,729	$199,722	$5,027,451
Gambling (Non-Hotel)	—	9,049,126	7,347	9,056,473
Mining	—	—	18,000	18,000
Rubber/Plastic Products	—	—	0	0
Other Industries	—	350,620,761	—	350,620,761
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	87,822,885	—	87,822,885
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	4,459,317	—	4,459,317
Common Stocks	—	—	487,095	487,095
Preferred Securities/Capital Securities	—	14,450,757	—	14,450,757
Repurchase Agreements	—	10,817,000	—	10,817,000

Total Investments at Value	$—	$482,047,575	$712,164	$482,759,739

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

72

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	15.2%
Diversified Financial Services	14.1
United States Treasury Notes	11.2
United States Treasury Bonds	10.7
Federal Home Loan Mtg. Corp.	5.8
Diversified Banking Institutions	5.3
Government National Mtg. Assoc.	5.2
Banks-Commercial	2.1
Electric-Integrated	1.9
Pipelines	1.3
Commercial Paper	1.2
Telephone-Integrated	1.2
Real Estate Investment Trusts	1.1
Finance-Auto Loans	1.0
Medical-Drugs	0.9
Banks-Super Regional	0.8
Brewery	0.8
Oil Companies-Integrated	0.8
Cable/Satellite TV	0.8
Auto-Cars/Light Trucks	0.7
Retail-Drug Store	0.7
Applications Software	0.6
Registered Investment Companies	0.6
Small Business Administration	0.6
Medical-Biomedical/Gene	0.6
Banks-Money Center	0.6
Insurance-Life/Health	0.5
Oil Companies-Exploration & Production	0.5
Containers-Paper/Plastic	0.4
Finance-Credit Card	0.4
Banks-Fiduciary	0.4
Diagnostic Equipment	0.4
Gold Mining	0.4
Beverages-Wine/Spirits	0.4
Tobacco	0.4
Finance-Other Services	0.4
Medical-Generic Drugs	0.3
Municipal Bonds & Notes	0.3
Multimedia	0.3
Federal Home Loan Bank	0.3
Medical-HMO	0.3
Insurance-Multi-line	0.3
Gas-Distribution	0.3
Insurance-Mutual	0.3
Sovereign	0.3
Finance-Investment Banker/Broker	0.3
Oil-Field Services	0.2
Metal-Copper	0.2
Computers	0.2
Oil Refining & Marketing	0.2
Transport-Rail	0.2
Data Processing/Management	0.2
Cellular Telecom	0.2
Building Products-Cement	0.2
Resolution Funding Corp.	0.2
Medical Products	0.2
Aerospace/Defense	0.2
Retail-Consumer Electronics	0.2
Diversified Manufacturing Operations	0.2
Finance-Consumer Loans	0.2
Aerospace/Defense-Equipment	0.2
Agricultural Chemicals	0.2
Medical Labs & Testing Services	0.2
Oil & Gas Drilling	0.2
Television	0.1

Metal-Diversified	0.1%
Medical-Hospitals	0.1
Food-Confectionery	0.1
Medical Instruments	0.1
Food-Misc./Diversified	0.1
Enterprise Software/Service	0.1
Building Products-Wood	0.1
Steel-Producers	0.1
Radio	0.1
Internet Security	0.1
E-Commerce/Services	0.1
Security Services	0.1
Chemicals-Specialty	0.1
Rental Auto/Equipment	0.1
Retail-Bedding	0.1
Building Products-Air & Heating	0.1
Containers-Metal/Glass	0.1
Racetracks	0.1
Finance-Leasing Companies	0.1
E-Commerce/Products	0.1
Electronic Components-Semiconductors	0.1
Retail-Building Products	0.1
Investment Management/Advisor Services	0.1
Food-Retail	0.1
Retail-Regional Department Stores	0.1
Networking Products	0.1
Machinery-Construction & Mining	0.1
Satellite Telecom	0.1
Insurance-Property/Casualty	0.1
Hotels/Motels	0.1
Machinery-Farming	0.1
Diversified Minerals	0.1
Transport-Services	0.1

100.0%

Credit Quality†#

Aaa	53.7%
Aa	1.9
A	10.5
Baa	18.5
Ba	4.0
B	0.8
Caa	0.1
Not Rated@	10.5

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody's.
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

73

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES — 13.9%
Diversified Financial Services — 13.9%
A10 Securitization LLC Series 2015-1, Class A1 2.10% due 04/15/2034*(1)	$332,934	$331,969
A10 Securitization LLC Series 2015-1, Class A2 3.13% due 04/15/2034*(1)	431,000	433,843
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.57% due 12/26/2044*	334,757	332,360
Access Point Funding Trust 6.25% due 02/16/2021*(2)	590,679	590,043
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(3)	316,683	316,167
ALM XIV, Ltd. FRS Series 2014-14A, Class A1 2.32% due 07/28/2026*(4)	5,000,000	5,012,500
American Credit Acceptance Receivables Trust Series 2015-2, Class A 1.57% due 06/12/2019*	71,658	71,665
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	217,609	217,172
American Credit Acceptance Receivables Trust Series 2015-3, Class A 1.95% due 09/12/2019*	61,082	61,152
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	397,000	397,101
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	245,000	250,105
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	968,216	978,708
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,445,477	1,483,871
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	962,055	992,491
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	155,198
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	377,425
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	524,387
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	159,224
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	295,294

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	$750,000	$745,976
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A3 0.90% due 02/08/2019	36,320	36,316
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 1.22% due 01/25/2036	1,200,000	1,165,853
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(2)	2,250,000	2,250,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(3)	256,354	257,613
ARI Fleet Lease Trust Series 2015-A, Class A2 1.11% due 11/15/2018*(2)	787,100	786,579
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	1,505,834	1,505,991
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	782,221	787,110
Axis Equipment Finance Receivables III LLC Series 2015-1A, Class A2 1.90% due 03/20/2020*	364,837	364,982
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	590,795	585,303
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	980,816	989,751
Babson CLO, Ltd. FRS Series 2013-IA, Class A 2.13% due 04/20/2025*(4)	4,000,000	3,997,988
Ballyrock CLO FRS Series 2013-1A, Class A 2.09% due 05/20/2025*(2)(4)	1,281,000	1,278,633
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	701,460
Banc of America Merrill Lynch Large Loan, Inc. VRS Series 2015-FFR11, Class A705 1.86% due 09/27/2044*(1)	1,097,000	1,060,775
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	635,505	634,612
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	693,000	689,594
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.07% due 08/25/2033(3)	322,885	322,114
Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	120,412	120,377

74

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	$278,000	$279,795
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(1)(2)	1,458,449	1,458,449
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	479,816	479,718
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	274,820	274,879
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.14% due 07/15/2025*(2)(4)	1,824,556	1,822,866
CarMax Auto Owner Trust Series 2015-2, Class A2A 0.82% due 06/15/2018	30,136	30,131
Carnow Auto Receivables Trust Series 2015-1A, Class A 1.69% due 01/15/2020*	8,741	8,741
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	620,000	618,117
Cent CLO LP FRS Series 2014-16AR, Class A1AR 2.01% due 08/01/2024*(4)	3,886,285	3,888,869
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	3,125,000	3,121,109
Chesapeake Funding LLC FRS Series 2013-1A, Class A 1.10% due 01/07/2025*	527,955	527,641
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	482,717	482,417
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	508,309	513,853
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	400,008	405,966
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	1,035,125
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,322,841
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	1,774,249	1,772,954
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.76% due 05/15/2046(1)	1,343,251	1,353,527
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	488,438	476,789
Colony American Homes, Inc. FRS Series 2014-2A, Class A 1.71% due 07/17/2031*	1,448,500	1,448,954

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
COMM Mtg. Trust FRS Series 2014-TWC, Class A 1.62% due 02/13/2032*(1)	$1,000,000	$1,001,254
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(1)	4,214,857	4,140,340
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,043,865
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,052,997
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,510,390
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)	770,833	800,081
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,590,121
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	651,147
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,238,872
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	1,137,175	1,191,511
Consumer Credit Origination Loan Trust Series 2015-1, Class A 2.82% due 03/15/2021*	29,120	29,130
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	1,135,708	1,135,848
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	202,734	202,655
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	320,064	320,165
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	592,925	593,229
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	153,182	153,641
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	1,002,957
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	210,350
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	856,771
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	722,936
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	224,311

75

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	$425,000	$426,682
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	520,474
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	36,521	36,524
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	613,736	614,322
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	250,000	250,450
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	726,000	730,527
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.67% due 06/15/2039(1)	4,994,000	5,027,274
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.07% due 03/25/2034(3)	1,319,238	1,337,052
Cutwater, Ltd. FRS Series 2014-1A, Class A1B 2.38% due 07/15/2026*(2)(4)	2,943,001	2,929,381
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,318,591	1,325,507
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)	1,000,000	968,338
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	200,335	200,479
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	229,000	228,968
Drive Auto Receivables Trust Series 2016-BA, Class B 2.56% due 06/15/2020*	318,000	319,932
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	363,921
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	625,000	630,084
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	812,558
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	793,232
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	750,372
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	487,394

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	$769,000	$769,705
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	270,347
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	452,252
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 1.14% due 07/19/2044(3)	1,506,923	1,460,131
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	201,500	201,615
DT Auto Owner Trust Series 2016-3A, Class A 1.75% due 11/15/2019*	288,358	288,626
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	250,000	248,997
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	400,000	401,709
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	425,945
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	304,246
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	421,000	419,445
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	172,818	172,782
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	159,201	159,190
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	597,808	599,404
Exeter Automobile Receivables Trust Series 2014-1A, Class B 2.42% due 01/15/2019*	96,513	96,577
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,565,724
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	317,000	316,139
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	507,754
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	234,997
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1 2.45% due 12/18/2025*(4)	1,340,000	1,338,676
First Investors Auto Owner Trust Series 2015-1A, Class A2 1.21% due 04/15/2019*	43,516	43,514

76

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
First Investors Auto Owner Trust Series 2013-3A, Class A3 1.44% due 10/15/2019*	$32,952	$32,949
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	453,369	452,636
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	179,208	179,136
First Investors Auto Owner Trust Series 2016-1A, Class A1 1.92% due 05/15/2020*	153,372	153,630
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,913,934	1,906,419
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	480,000
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	432,835	432,878
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	784,124	786,742
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	491,324
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	256,176
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	192,923
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	406,326	405,979
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,816,311
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,816,200
Galaxy CLO, Ltd. FRS Series 2013-16A, Class C 3.51% due 11/16/2025*(2)(4)	2,080,000	2,065,159
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*	590,304	591,084
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	434,704	434,668
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	553,778	553,416
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	269,374
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	515,577

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 1.63% due 01/18/2022*	$5,927,000	$5,926,407
GO Financial Auto Securitization Trust Series 2015-2, Class A 3.27% due 11/15/2018*	200,970	201,241
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	369,820	368,006
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	535,000	543,205
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 2.38% due 10/15/2048*	308,000	305,687
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	700,000	695,058
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class BT1 3.12% due 10/15/2048*	435,000	431,768
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,807,184
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 1.27% due 09/25/2035(3)	12,395	11,463
GTP Acquisition Partners I LLC Series 2015-1, CLASS A 2.35% due 06/15/2045*	155,000	152,512
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	171,000	168,832
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	476,529	469,677
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 1.31% due 12/10/2027*	176,327	176,321
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.13% due 03/25/2035(3)	273,552	264,772
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.19% due 04/25/2025*(4)	5,000,000	4,996,565
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.77% due 06/17/2031*	1,377,450	1,377,682
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	766,485
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,122,976

77

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.76% due 06/15/2049(1)	$4,300,000	$4,355,659
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.76% due 06/15/2049(1)	1,336,656	1,341,664
JPMorgan Mtg. Trust FRS Series 2003-A1, Class 1A1 2.59% due 10/25/2033(3)	1,000,468	978,981
Kabbage Funding Resecuritization Trust VRS Series 2014-1RT, Class A22 3.51% due 03/08/2018*	500,000	500,000
LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	461,541	460,420
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022*	347,130	347,793
Lendmark Funding Trust Series 2016-A, Class A 4.82% due 08/21/2023*	685,000	698,908
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1 2.55% due 10/15/2027*(2)(4)	2,500,000	2,502,618
LV Tower 52 Series 2013-1, Class A 5.50% due 07/15/2019*(2)	1,124,847	1,108,424
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	696,901	699,067
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	164,180	164,096
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.41% due 10/25/2028(3)	817,513	800,502
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.96% due 01/25/2029(3)	1,495,609	1,409,530
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,228,501
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.71% due 04/15/2049(1)	6,750,000	6,647,128
MOTOR PLC FRS Series 2015-1A, Class A1 1.37% due 06/25/2022*	713,226	713,194
Murray Hill Marketplace Trust Series 2016-LC1, Class A 4.19% due 11/25/2022*	1,143,603	1,149,265
Nationstar HECM Loan Trust Series 2016-3A, Class A 2.01% due 08/25/2026*	285,040	286,276
Nationstar HECM Loan Trust Series 2016-2A, Class A 2.24% due 06/25/2026*	227,774	228,985

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Nationstar HECM Loan Trust Series 2015-2A, Class A 2.88% due 11/25/2025*	$203,885	$203,967
Nationstar HECM Loan Trust Series 2015-2A, Class M1 4.11% due 11/25/2025*	589,000	583,640
Nationstar HECM Loan Trust Series 2016-1A, Class M1 4.36% due 02/25/2026*	561,000	558,100
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*	2,401,000	2,400,947
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,868,612
NRPL Trust Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,163,184	1,143,248
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*	400,000	388,928
NRPL Trust Series BH3-1A, Class A1 3.88% due 11/01/2054*	1,046,241	1,038,359
NRZ Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	700,000	691,634
NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	655,000	648,825
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1 2.52% due 08/17/2048*	1,355,000	1,348,441
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3 3.21% due 11/15/2047*	1,467,000	1,466,350
Ocwen Master Advance Receivables Trust Series 2015-T3, Class BT3 3.70% due 11/15/2047*(5)	327,000	327,000
Ocwen Master Advance Receivables Trust Series 2016-T1, Class DT1 4.25% due 08/17/2048*	526,316	520,186
Ocwen Master Advance Receivables Trust Series 2015-T3, Class DT3 4.69% due 11/15/2047*	750,000	753,170
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.35% due 05/17/2020*	620,000	619,400
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.33% due 05/17/2020*	195,000	196,704
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	576,505	578,103

78

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	$382,515	$382,623
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	939,507	940,380
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,924,349
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	719,454
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	459,451
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	722,361
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	741,310
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	125,725
Oportun Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*	967,000	973,025
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	288,729
PFP III FRS Series 2015-2, Class A 2.22% due 07/14/2034*(1)	582,015	581,500
PFP III FRS Series 2015-2, Class C 4.02% due 07/14/2034*(1)	235,000	230,999
PFP III FRS Series 2015-2, Class D 4.77% due 07/14/2034*(1)	195,000	190,143
Progreso Receivables Funding III LLC Series 2015-A, Class A 3.63% due 02/08/2020*	1,083,000	1,086,384
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	400,815
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,620,044	1,613,236
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,748,167	1,756,451
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	499,304
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	849,519
Progress Residential Trust FRS Series 2016-SFR1, Class E 4.62% due 09/17/2033*	542,000	549,939

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	$400,000	$412,744
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	256,305
Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*	1,000,000	1,000,000
RAIT Trust FRS Series 2015-FL4, Class A 2.12% due 12/15/2031*(1)	252,447	253,235
RAIT Trust FRS Series 2015-FL4, Class AS 2.52% due 12/15/2031*(1)	702,887	709,894
RAIT Trust FRS Series 2015-FL5, Class B 4.67% due 01/15/2031*(1)	395,000	395,980
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class A 2.17% due 08/15/2032*(1)	175,920	174,821
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 3.77% due 08/15/2032*(1)	307,000	288,964
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(2)	2,126,030	2,118,057
RREF LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	32,446	32,463
Santander Drive Auto Receivables Trust Series 2015-S1, Class R1 1.93% due 09/17/2019*(5)	86,876	86,832
Santander Drive Auto Receivables Trust Series 2015-S7, Class R1 1.97% due 03/16/2021*(5)	699	698
Selene Non-Performing Loans LLC Series 2014-1A, Class A 2.98% due 05/25/2054*	114,788	114,533
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.46% due 10/20/2034(3)	1,542,161	1,464,124
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.54% due 04/20/2033(3)	1,622,797	1,532,714
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	191,682	192,990
Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	87,050	87,242
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	527,816	528,001
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	379,903	381,802
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,713,760

79

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	$544,000	$542,529
SPS Servicer Advance Receivables Trust Series 2015-T3, Class DT3 4.43% due 07/15/2047*	534,000	534,233
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.99% due 07/19/2035(3)	746,588	723,756
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	35,719	35,705
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.71% due 12/25/2044(3)	238,951	237,045
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.72% due 10/15/2018*(2)	200,000	199,595
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 2.02% due 05/17/2032*	523,912	523,429
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	498,000	485,284
US Residential Opportunity Fund Trust Series 2016-1lll, Class A 3.47% due 07/27/2036*	523,915	521,682
Vericrest Opportunity Loan Transferee Series 2015-NPL7, Class A1 3.25% due 02/25/2055*	395,194	394,692
Vericrest Opportunity Loan Transferee Series 2016-NPL9, Class A1 3.50% due 09/25/2046*	1,080,697	1,075,820
Vericrest Opportunity Loan Transferee Series 2016-NP10, Class A1 3.50% due 09/25/2046*	628,834	626,074
Vericrest Opportunity Loan Transferee Series 2016-NP13, Class A1 3.88% due 12/26/2046*	967,363	969,972
Vericrest Opportunity Loan Transferee Series 2015-NP14, Class A1 4.38% due 11/27/2045*	445,043	447,814
Vericrest Opportunity Loan Trust Series 2015-NPL3, Class A1 3.38% due 10/25/2058*	1,562,801	1,563,932
Vericrest Opportunity Loan Trust LLC Series 2016-NPL5, Class A1 4.00% due 05/25/2046*	197,522	198,514
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	124,099
VOLT LI LLC Series 2016-NP11, Class A1 3.50% due 10/25/2046*	778,518	774,630
VOLT XLVI LLC Series 2016-NPL6, Class A1 3.84% due 06/25/2046*	530,507	532,203

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
VOLT XLVII LLC Series 2016-NPL7, Class A1 3.75% due 06/25/2046*	$504,467	$504,488
VOLT XXII LLC Series 2015-NPL4, Class A1 3.50% due 02/25/2055*	736,488	737,963
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	498,459	486,842
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	823,741	825,824
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,245,554	1,245,588
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	1,291,586	1,293,997
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	360,553	360,488
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A3 5.72% due 06/15/2049(1)	3,482,704	3,492,156
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 1.00% due 04/25/2045(3)	85,915	81,107
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(1)	5,195,581	5,325,923
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	755,650
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,248,557
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 3.04% due 09/25/2034(3)	1,265,683	1,288,865
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 3.05% due 06/25/2035(3)	822,669	821,037
West CLO, Ltd. FRS Series 2014-1A, Class A2 3.12% due 07/18/2026*(2)(4)	2,990,000	2,973,842
Westgate Resorts Series ABS-2015, Class 1A 2.75% due 05/20/2027*	188,808	187,182
Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57% due 06/17/2019*	749,571	749,965
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	210,754

80

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	$400,000	$404,059
World Omni Automobile Lease Securitization Trust Series 2015-A, Class A2A 1.06% due 05/15/2018	347,463	347,332

Total Asset Backed Securities (cost $270,434,082)		268,496,790

U.S. CORPORATE BONDS & NOTES — 27.0%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	307,292
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,081,374
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	105,117
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	316,753
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	127,000	159,366
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	219,208
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	48,549
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	182,534

		3,420,193

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	101,915
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	70,000	70,177
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,581,222
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	297,795

		3,051,109

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	167,000	166,900
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	496,125

Security Description	Principal Amount	Value (Note 3)
Agricultural Chemicals (continued)
Mosaic Co. Senior Notes 4.25% due 11/15/2023	$810,000	$832,766
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	120,146

		1,615,937

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp Company Guar. Notes 3.25% due 08/15/2026	85,000	81,367
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	124,131

		205,498

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 02/15/2029	202,000	203,010
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	58,000	56,985
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	149,000	147,696

		407,691

Applications Software — 0.6%
Intuit, Inc. Senior Notes 5.75% due 03/15/2017	161,000	161,907
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,041,297
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	174,809
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	175,000	172,029
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	186,617
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	241,000	240,414
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,254,289
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	223,053
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	128,992
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	132,121

81

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software (continued)
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	$3,088,000	$3,125,269
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	158,985
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	335,644
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	230,056

		11,565,482

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	360,068
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	31,575
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	166,071
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	601,531
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	150,308
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,081,046
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	300,000	375,588
Ford Motor Credit Co. LLC FRS Senior Notes 1.47% due 09/08/2017	800,000	800,255
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	273,947
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	264,683
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,212,650
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,275,000	1,351,592
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,180,325
General Motors Co. Senior Notes 6.60% due 04/01/2036	262,000	301,768
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	455,000	458,324

Security Description	Principal Amount	Value (Note 3)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	$175,000	$174,172
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	1,931,000	1,924,547
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	281,967
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 01/15/2025	75,000	74,049
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,816,000	1,759,626
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	149,473
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	262,000	259,751
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	85,179
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	191,777
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	249,199
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	134,027
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	362,116

		14,255,614

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	272,598
BB&T Corp. Senior Notes 2.63% due 06/29/2020	450,000	454,986
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,825,440
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	494,379
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,892,167
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	455,120
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	480,000	478,721
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	198,000	199,535

82

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	$180,000	$178,128
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	452,573
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	217,740
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	977,016

		8,898,403

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	51,948
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	121,464
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	99,786
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	180,000	181,226
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,683,739
Bank of New York Mellon Corp. Senior Notes 3.44% due 02/07/2028	2,574,000	2,574,000
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	46,219
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	931,000	945,179
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	545,434
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	89,883

		7,338,878

Banks-Super Regional — 0.8%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	272,142
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	101,802
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,080,832
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	231,931
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	325,756

Security Description	Principal Amount	Value (Note 3)
Banks-Super Regional (continued)
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	$360,000	$355,182
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	210,995
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	329,024
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,375
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	252,558
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,602
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	491,939
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	2,535,000	2,524,949
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,174
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	363,167
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	300,067
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	371,284
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	897,358
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	1,052,000	1,058,281
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,471,000	3,467,387
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,427,758
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	199,749
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	455,467
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	306,000	313,543
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	450,749
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	143,000	145,416

83

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$112,000	$115,875

		16,143,362

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	227,587
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	200,000	180,698
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	128,882
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	55,016

		592,183

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	118,711
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	2,542,000	2,668,363
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	2,496,000	2,661,360

		5,448,434

Brewery — 0.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	3,516,000	3,536,495
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	1,882,000	1,913,126
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,280,408
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,088,689
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,480,000	4,794,070
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	2,340,000	2,449,891
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	150,000	141,099

		15,203,778

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	350,000	318,299

Security Description	Principal Amount	Value (Note 3)
Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	$200,000	$214,646
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,691,277

		3,905,923

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,463,888

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024	280,000	294,000
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	448,000	468,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,577,251
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	147,709
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	205,545
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	1,205,000	1,188,807
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	263,611
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	635,661
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	264,553
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	450,000	426,488
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	127,583
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	331,892
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	5,377,000	4,830,691

84

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Senior Sec. Notes 5.00% due 02/01/2020	$720,000	$765,920

		12,528,111

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	210,253
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	794,000	845,909
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	809,000	810,011

		1,866,173

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	270,911
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	285,599

		556,510

Chemicals-Specialty — 0.1%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,220,000	2,133,975

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	359,800
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	157,151

		516,951

Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 2.30% due 06/01/2021	85,000	83,686
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	94,000	94,750

		178,436

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	370,074

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	320,615
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	715,079

Security Description	Principal Amount	Value (Note 3)
Computers (continued)
Apple, Inc. Senior Notes 3.20% due 05/13/2025	$288,000	$288,840
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	191,449
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	455,287
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	336,451
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,481,911
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	183,000	190,456
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	217,000	233,093
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	190,000	205,139

		4,418,320

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,540,000	1,528,450
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	433,000	454,650

		1,983,100

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,575,394
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,136,006
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,331,563

		8,042,963

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,889,937
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	251,000	256,088

85

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	$1,000,000	$963,617

		4,109,642

Diagnostic Equipment — 0.4%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,832,000	1,828,012
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	81,519
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,139,814
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	976,000	922,529
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,471,291
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	450,205
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	471,862

		7,365,232

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	111,492

Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,380,000	1,384,704
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	355,000	352,599
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	400,643
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	368,930
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,072,694
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,088,996
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,541,733
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	739,200
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	291,271

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	$270,000	$271,917
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	5,444,000	5,418,767
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,721,703
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	878,654
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	731,779
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	723,450
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,225,628
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	741,615
Citigroup, Inc. FRS Senior Notes 1.49% due 03/10/2017	400,000	399,973
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,078,697
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	112,623
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	183,763
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	193,045
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	591,981
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	53,000	52,176
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	544,296
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,620,000	1,641,319
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	63,000	65,440
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	297,756
Goldman Sachs Group, Inc. FRS Senior Notes 2.01% due 11/15/2018	500,000	504,970
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	1,463,000	1,473,254

86

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	$2,100,000	$2,109,486
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	909,014
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,488,814
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,136,000	2,131,425
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,277,795
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	651,348
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	300,000	312,228
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,161,519
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	325,307
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	224,080
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,466,428
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,688,445
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	308,219
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	976,962
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	76,099
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	3,808,688
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	242,149
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,150,748
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,976,514
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,597,912

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.63% due 04/01/2018	$800,000	$843,754

		74,820,510

Diversified Financial Services — 0.1%
Purchasing Power Funding 5.50% due 02/27/2019*(2)(5)	920,000	920,000

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	351,352
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	774,000	792,598
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	204,905
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	141,832
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	182,910
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	189,601

		1,863,198

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	283,577
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	299,795
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	980,540

		1,563,912

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,299,195

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	389,307

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	113,736
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	137,462
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	112,172

		363,370

87

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	$103,000	$99,287

Electric-Integrated — 1.7%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	107,549
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	119,535
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	451,541
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	183,068
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,024,089
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	180,000	225,156
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	112,244
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	110,328
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	200,000	206,777
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,300,982
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	42,438
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	192,727
Dominion Resources, Inc. Senior Notes 2.75% due 01/15/2022	129,000	128,716
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,793,951
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	704,022
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	106,495
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	61,128
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	362,480
Duke Energy Carolinas LLC Senior Notes 6.00% due 12/01/2028	200,000	247,379

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	$180,000	$185,842
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	236,336
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	123,500
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	256,955
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	181,716
Edison International Senior Notes 2.95% due 03/15/2023	350,000	348,633
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	89,818
Entergy Corp. Senior Notes 2.95% due 09/01/2026	39,000	36,806
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	117,769
Exelon Corp. Senior Notes 3.40% due 04/15/2026	79,000	77,280
Exelon Corp. Senior Notes 4.45% due 04/15/2046	2,006,000	1,992,782
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,397,000	2,491,250
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	463,242
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	65,244
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	232,021
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	711,279
MidAmerican Energy Co. 1st Mtg. Bonds 3.95% due 08/01/2047	105,000	104,352
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	798,011
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	271,858
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	366,709
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	378,366

88

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	$450,000	$458,432
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	143,821
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	128,000	126,632
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	251,518
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,247,773
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,151,145
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	273,627
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	198,161
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	48,451
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	576,589
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	64,960
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	207,963
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	122,070
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	450,403
Southern Co. Senior Notes 2.35% due 07/01/2021	2,717,000	2,675,017
Southern Co. Senior Notes 4.40% due 07/01/2046	1,018,000	1,007,355
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	94,170
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	106,712
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	188,794
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	580,988

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	$110,000	$108,972
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	234,798
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	99,394
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	184,894
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	219,795

		31,832,808

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026*(2)	500,000	493,007

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	482,000	482,611
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	449,000	445,576
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	171,134
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	311,230

		1,410,551

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	200,868
Arrow Electronics, Inc. Debentures 7.50% due 01/15/2027	500,000	596,322

		797,190

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	463,106

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	117,805
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	358,865
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	444,691

89

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.95% due 05/15/2025	$600,000	$585,208
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	98,352
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	709,053
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	193,591

		2,507,565

Finance-Auto Loans — 1.0%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(5)	18,900,000	18,630,956

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 10/26/2020	2,631,000	2,611,268
Synchrony Financial Senior Notes 3.70% due 08/04/2026	491,000	475,302

		3,086,570

Finance-Credit Card — 0.4%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	195,208
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	360,000	362,484
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	200,000	197,506
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	483,000	483,966
Discover Financial Services Senior Notes 3.75% due 03/04/2025	263,000	256,859
Visa, Inc. Senior Notes 2.80% due 12/14/2022	6,463,000	6,499,658

		7,995,681

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	716,230
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	527,679
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,809,720

		3,053,629

Security Description	Principal Amount	Value (Note 3)
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.13% due 01/15/2020	$332,000	$327,916
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	194,000	188,229
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	134,550
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	165,720
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	609,225

		1,425,640

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	2,283,000	2,274,071
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	557,000	565,858
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	2,295,000	2,359,040
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	86,830

		5,285,799

Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,680,616

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	68,000	68,771
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	450,000	457,435
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	102,266

		628,472

Food-Misc./Diversified — 0.1%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	380,893
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	305,268
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	230,215
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	657,487

90

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	$599,000	$605,256

		2,179,119

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	554,157
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	604,317

		1,158,474

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	112,663

Gas-Distribution — 0.3%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	83,168
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	428,183
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	271,017
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	570,893
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(2)	3,186,000	3,041,843
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	627,249
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	55,720
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	66,147

		5,144,220

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 5.10% due 10/01/2025	926,000	976,882

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	294,367
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	270,375

		564,742

Insurance-Life/Health — 0.5%
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	180,388

Security Description	Principal Amount	Value (Note 3)
Insurance-Life/Health (continued)
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	$172,000	$173,006
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	474,224
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	484,038
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	462,000	482,592
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	449,680
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	99,841
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,481,751
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	453,437
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	259,419
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	150,206
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,018,234

		8,706,816

Insurance-Multi-line — 0.3%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,667,304
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	61,445
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	445,571
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	543,885
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	327,076
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	2,109,000	2,117,059
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	250,000	387,185
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	48,932

		5,598,457

91

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$3,850,000	$4,040,579
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	327,000
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	100,000	153,618
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	256,949
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	553,086

		5,331,232

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	78,625
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	640,632
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,462
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	109,000	113,598
Progressive Corp. Senior Notes 2.45% due 01/15/2027	120,000	111,630

		994,947

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	167,000	166,734
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	564,146

		730,880

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	2,300,000	2,325,070

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	841,971
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	101,772
Legg Mason, Inc. Senior Notes 4.75% due 03/15/2026	111,000	115,543

		1,059,286

Security Description	Principal Amount	Value (Note 3)
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	$720,000	$728,097
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	182,475
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	124,759

		1,035,331

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	360,970
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,106
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	516,623

		948,699

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	63,066
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	80,000	79,802

		142,868

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	47,771
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	56,000	54,961

		102,732

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	93,000	95,031
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	87,000	88,932
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	264,625
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,131,614

		2,580,202

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	303,375
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,442,365

92

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	$56,000	$55,160

		2,800,900

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	157,000	159,455
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	86,100
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	56,337
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	3,477,000	3,496,176

		3,798,068

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	311,295
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	744,182
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	96,340
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	49,996
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	183,415
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	1,756,000	1,880,444
Celgene Corp. Senior Notes 2.88% due 08/15/2020	3,496,000	3,551,384
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	337,873
Celgene Corp. Senior Notes 4.63% due 05/15/2044	114,000	111,790
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	112,000	108,637
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	182,932
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	89,186
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,238,901

Security Description	Principal Amount	Value (Note 3)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	$1,900,000	$1,977,358

		10,863,733

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 2.85% due 05/14/2023	227,000	220,943
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	200,000	197,791
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	406,000	406,980
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	128,947
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	748,000	735,763
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	289,471
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	141,583
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,097,272
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	5,188,000	5,585,027
Forest Laboratories LLC Senior Notes 5.00% due 12/15/2021*	450,000	486,802
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	44,000	43,447
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	50,197
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	130,211
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	32,206
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	294,773
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	500,000	501,397
Zoetis, Inc. Senior Notes 3.45% due 11/13/2020	30,000	30,897
Zoetis, Inc. Senior Notes 4.50% due 11/13/2025	84,000	89,636

		11,463,343

93

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	$60,000	$57,253

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.40% due 06/15/2021	1,110,000	1,114,049
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	119,039
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	92,000	92,219
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	537,531
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	180,894
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	145,000	144,669
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	197,864
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	3,222,000	3,323,506
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	282,217

		5,991,988

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,244,502
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	79,346
Texas Health Resources Senior Notes 4.33% due 11/15/2055	400,000	403,718

		2,727,566

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	108,115
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	93,914

		202,029

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	241,675
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	155,504

Security Description	Principal Amount	Value (Note 3)
Metal Processors & Fabrication (continued)
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	$100,000	$105,012

		502,191

Metal-Copper — 0.2%
Freeport Minerals Corp. Company Guar. Notes 9.50% due 06/01/2031	250,000	295,000
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	269,190
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,000,000	922,500
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	193,000	168,574
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023*(2)	2,800,000	2,919,000

		4,574,264

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	1,023,049
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,670,913

		2,693,962

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	546,058
21st Century Fox America, Inc. Company Guar. Notes 4.75% due 11/15/2046*	200,000	198,649
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	894,952
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	930,000	918,450
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	1,345,000	1,311,881
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	654,673
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	180,446
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	450,000	411,467
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	451,849

94

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	$450,000	$444,258

		6,012,683

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	369,284
Cisco Systems, Inc. Senior Notes 2.95% due 02/28/2026	88,000	86,941
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	227,309
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	377,155

		1,060,689

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	487,015
Waste Management, Inc. Company Guar. Notes 2.40% due 05/15/2023	119,000	115,953
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	116,359
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	41,888

		761,215

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	250,000	247,006

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	134,000	98,825
Diamond Offshore Drilling, Inc. Senior Notes 5.70% due 10/15/2039	320,000	260,000
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	275,400
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	280,935

		915,160

Oil Companies-Exploration & Production — 0.4%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	372,807
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,377,000	1,549,023

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	$360,000	$409,344
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	285,987
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	417,617
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	425,127
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	525,049
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	225,000	224,950
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	123,000	130,231
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	254,367
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	361,234
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	104,660
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	260,300
Hess Corp. Senior Notes 6.00% due 01/15/2040	200,000	210,994
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	317,385
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	434,719
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	113,056
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	471,260
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	183,187
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	133,000	138,016
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	107,046
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	87,991
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	115,656

95

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	$53,000	$55,732

		7,555,738

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	593,377
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	249,000	248,356
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	525,000	526,637
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	186,439

		1,554,809

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,594,842
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,059,431
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	536,819

		4,191,092

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	357,806
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	91,027
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	228,479

		677,312

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	200,876
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	129,920
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	143,767

		474,563

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	135,692

Security Description	Principal Amount	Value (Note 3)
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	$540,000	$520,004
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	175,742

		695,746

Pipelines — 1.1%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	330,000	344,459
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	82,090
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	151,064
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	39,000	38,250
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	266,273
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	273,577
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	179,000	179,379
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	173,000	171,567
Energy Transfer Partners LP Senior Notes 4.20% due 04/15/2027	128,000	126,982
Energy Transfer Partners LP Senior Notes 5.30% due 04/15/2047	167,000	164,386
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	350,000	372,765
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	56,000	63,169
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	187,788
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	351,801
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	105,741
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	203,117
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	273,681
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	742,150

96

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	$45,000	$45,880
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	180,037
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	51,820
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	962,417
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,700,000	4,875,742
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	99,773
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	159,153
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	108,000	101,756
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	248,736
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	142,907
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,261
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	650,000	698,606
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	97,829
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	275,422
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	47,590
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	774,000	752,052
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	605,594
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	173,251
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	194,000	164,584

Security Description	Principal Amount	Value (Note 3)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	$150,000	$153,300
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	76,000	70,933
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,484,000
Spectra Energy Capital LLC Company Guar. Notes 7.50% due 09/15/2038	370,000	457,872
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	529,628
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,038,390
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	307,541
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	181,817
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.40% due 04/01/2021	225,000	238,316
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	535,945
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	117,346
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	107,170
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	265,780
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 05/15/2023	300,000	309,425

		21,619,112

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,828,613

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,337,375

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	166,027

97

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 5.00% due 02/15/2024	$473,000	$507,161
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	147,322
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	104,774
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	59,730
Boston Properties LP Senior Notes 2.75% due 10/01/2026	120,000	109,335
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	146,621
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,682,000	2,741,420
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,525,082
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	920,795
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	463,063
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	161,264
DDR Corp. Senior Notes 3.38% due 05/15/2023	2,500,000	2,441,998
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	29,894
Duke Realty LP Company Guar. Notes 4.38% due 06/15/2022	270,000	288,307
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	3,440,000	3,534,600
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	521,667
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	272,614
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	289,814
HCP, Inc. Senior Notes 3.88% due 08/15/2024	900,000	902,385
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	553,100

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	$120,000	$122,118
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	94,000	95,430
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	141,000	140,546
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,614,227
National Retail Properties, Inc. Senior Notes 3.60% due 12/15/2026	165,000	162,302
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	296,255
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	114,000	107,719
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	302,917
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	102,379
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	357,071
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	363,707
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	39,049
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	250,000	246,909
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	666,178
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	406,968

		21,910,748

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	58,368

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	197,265
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	657,343
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,268,481

		2,123,089

98

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	$379,000	$354,782
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	1,707,634

		2,062,416

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	70,759
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	149,016
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	53,000	45,786
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	176,187
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	190,205
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	180,639
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	120,845
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	300,000	351,724

		1,285,161

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,399,301

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	213,435
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	279,104
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	277,294

		769,833

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	356,000	348,480
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	247,000	234,158
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	3,757,000	3,860,423

Security Description	Principal Amount	Value (Note 3)
Retail-Drug Store (continued)
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	$877,000	$920,709
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,369,882
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	96,973
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	721,000	719,608
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	3,100,000	3,134,952
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	461,920

		13,147,105

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	360,000	337,338
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	240,000	203,257
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/2037	200,000	199,121
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 07/15/2034	130,000	131,992
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	220,201

		1,091,909

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	161,808
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	128,144
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	160,446

		450,398

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,164,000	1,020,848

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	272,577

Security Services — 0.1%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	2,100,000	2,283,750

99

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	$122,000	$121,393
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	56,506

		177,899

Special Purpose Entity — 0.0%
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	290,699

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	663,904
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,766,745

		2,430,649

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	488,000	481,065
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	56,000	53,569
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	1,265,000	1,271,045
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	300,000	306,750
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	180,000	177,985
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,629,000	4,351,917
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	1,283,000	1,136,963
AT&T, Inc. Senior Notes 4.60% due 02/15/2021	630,000	668,604
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	2,516,000	2,298,157
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	4,232,000	4,212,067
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	189,517
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	553,740
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	2,578,000	2,607,003

Security Description	Principal Amount	Value (Note 3)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026	$400,000	$362,838
Verizon Communications Senior Notes 2.95% due 03/15/2022*	1,135,619	1,124,261
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	46,547
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	600,578
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	2,114,589	2,087,130
Verizon Communications Senior Notes 5.01% due 04/15/2049*	1,482,591	1,700,461
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	400,000	410,556

		24,640,753

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	540,423

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,044,260

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	248,163

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	303,790
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	736,331
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	416,316
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	120,000	124,002
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	637,714
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	63,793
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	230,271
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	548,498

100

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Union Pacific Railroad Co. Pass-Through Certs. 2.70% due 05/12/2027	$366,952	$351,430

		3,412,145

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	258,357
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	362,157
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	147,221
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,736

		825,471

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	252,602
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	373,588

		626,190

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	251,000	257,064

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	460,947

Total U.S. Corporate Bonds & Notes (cost $526,137,093)		522,890,908

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	324,865

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	153,108
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	619,992
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	287,464

Security Description	Principal Amount	Value (Note 3)
Agricultural Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	$302,000	$285,689

		1,346,253

Banks-Commercial — 1.5%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	328,000	327,994
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	252,793
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	202,269
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	299,419
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	179,763
Bank of Nova Scotia FRS Senior Notes 1.32% due 04/11/2017	400,000	400,292
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	544,285
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	250,320
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,222,735
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	766,500
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,149,475
BPCE SA Sub. Notes 4.63% due 07/11/2024*	350,000	346,958
BPCE SA Sub. Notes 5.70% due 10/22/2023*	250,000	267,030
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	247,464
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	273,837
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	291,500
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	206,697
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.38% due 08/04/2025	250,000	255,702

101

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	$400,000	$422,585
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	251,388
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	565,772
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	194,300
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,349,601
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	293,297
ING Bank NV Senior Notes 1.80% due 03/16/2018*	600,000	600,616
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	944,000	894,837
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	251,569
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	256,448
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	241,526
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	231,334
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	299,699
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	466,900
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	300,000	314,812
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	380,826
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	198,913
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	300,000	303,463
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	400,000	399,558
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	268,434

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	$250,000	$250,036
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	97,681
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,051,922
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	172,964
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	299,266
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.01% due 10/19/2026	5,823,000	5,537,906
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	395,428
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	399,710
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	175,194
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	452,359
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	167,000	162,391
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	436,814
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	220,918
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	300,000	299,265

		29,622,765

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	299,870

Banks-Money Center — 0.6%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	436,980
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	2,100,000	2,100,000
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	407,306
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,274,890

102

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/2022*	$4,300,000	$4,331,261

		10,550,437

Beverages-Wine/Spirits — 0.1%
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*(2)	1,500,000	1,442,190

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 4.63% due 07/02/2044	894,000	886,725
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	180,000	173,549
Johnson Controls International PLC Senior Notes 5.13% due 09/14/2045	60,000	64,753
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	818,000	932,271

		2,057,298

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	237,987

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,193,350

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	797,181
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	568,100
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	184,659
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	184,802
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	352,141

		2,086,883

Diversified Banking Institutions — 1.0%
Barclays PLC Senior Notes 3.20% due 08/10/2021	652,000	648,292
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,354,614
Barclays PLC Senior Notes 4.95% due 01/10/2047	844,000	844,921

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Barclays PLC Senior Notes 5.25% due 08/17/2045	$200,000	$210,434
BNP Paribas SA Sub. Notes 4.38% due 09/28/2025*	500,000	500,143
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	294,661
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	400,000	395,102
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,560,000	2,490,772
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	251,863
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	250,000	252,258
Credit Suisse Group Funding, Ltd. Company Guar. Notes 3.45% due 04/16/2021	250,000	252,759
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	91,716
Deutsche Bank AG Senior Notes 2.95% due 08/20/2020	77,000	76,535
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	123,000	122,506
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	432,921
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	200,803
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	201,065
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	600,000	734,537
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	200,000	199,637
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,443,000	3,384,558
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	201,273
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	198,048
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	242,961

103

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Societe Generale SA Senior Notes 4.00% due 01/12/2027*	$250,000	$244,989
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,090,859
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,844,431
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	280,000	282,984

		20,045,642

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	365,960
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	2,011,000	2,053,875

		2,419,835

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	181,441
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	151,265
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	248,000	251,145
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	276,974
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	252,287
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	300,000	262,703

		1,375,815

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	858,829

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	960,000	1,008,455
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,262,276

		4,270,731

Security Description	Principal Amount	Value (Note 3)
Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	$540,000	$561,980

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,395,847

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	149,709

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.59% due 11/02/2023*	400,000	386,061

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	192,042

Gold Mining — 0.4%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	4,428,000	4,653,368
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,413,275

		7,066,643

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	361,346
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	176,904

		538,250

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	126,989

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	5,381,000	5,140,749
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	507,000	474,211
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	50,000	42,190

		5,657,150

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,736,000	1,763,085

104

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	$230,000	$232,799
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,789,000	1,785,762
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,935,000	1,907,809
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	630,000	624,159
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	137,988
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	96,000	95,985

		6,547,587

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	67,000	69,400

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/2036	450,000	467,550

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	368,295

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 5.25% due 03/16/2018	57,000	57,427
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2023*	2,775,960	916,067

		973,494

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	179,919
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	181,212
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	284,233
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	309,763
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 1.75% due 04/10/2017*	200,000	200,013

		1,155,140

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	$116,000	$112,236
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	182,546
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	899,673
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	292,372
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	333,652
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	170,348
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	193,000
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	197,488
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	365,894
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	238,736
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	474,010
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	180,000	165,600
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	727,860
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	500,000	518,000
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	119,747
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	433,000	445,319
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	179,000	189,525
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	618,668
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	434,728
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,372,000	1,273,650
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,244,000	2,145,571

105

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	$126,000	$127,656
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	257,348
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	704,989
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	90,972
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	183,357
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	570,082
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	199,316
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	729,477

		12,961,820

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	557,009
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	3,951,000	3,951,676

		4,508,685

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(2)(5)	731,485	21,944
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 4.04% due 04/28/2018*(2)(5)	148,687	4,461
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.04% due 04/28/2018*(2)(5)	240,759	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.04% due 04/28/2027†*(2)(5)	1,756,853	0

		26,405

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	913,000	939,544
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	150,000	162,136
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,452

Security Description	Principal Amount	Value (Note 3)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	$270,000	$265,477
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	374,288
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	205,731

		2,127,628

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	251,256

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	300,000	297,080

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	450,000	444,595
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	390,343

		834,938

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,288,000

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,701,740

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	645,345
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	119,032

		764,377

Total Foreign Corporate Bonds & Notes (cost $134,871,933)		132,550,816

U.S. GOVERNMENT AGENCIES — 27.3%
Federal Home Loan Bank — 0.3%
3.50% due 11/01/2046	3,657,763	3,740,504
3.50% due 12/01/2046	2,279,522	2,329,930

		6,070,434

Federal Home Loan Mtg. Corp. — 5.8%
3.00% due 08/15/2042(3)	2,200,026	2,171,911
3.00% due 03/01/2043	1,551,189	1,543,957
3.00% due 04/01/2043	114,221	113,688
3.00% due 05/01/2043	184,581	183,813

106

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 01/15/2044(3)	$813,497	$810,266
3.00% due 10/01/2046	7,805,881	7,737,996
3.50% due 08/01/2026	56,860	59,338
3.50% due 02/01/2042	230,155	236,342
3.50% due 05/01/2042	61,651	63,307
3.50% due 07/01/2042	321,949	330,429
3.50% due 07/15/2042(3)	3,619,707	3,698,459
3.50% due 03/01/2043	173,558	178,061
3.50% due 09/01/2045	6,974,701	7,128,934
3.50% due 12/01/2045	3,914,307	4,000,865
4.00% due 07/01/2025	158,462	166,153
4.00% due 10/01/2040	209,801	220,637
4.00% due 11/01/2040	129,577	136,623
4.00% due 01/01/2041	1,227,269	1,293,981
4.00% due 04/01/2044	1,661,956	1,745,631
4.00% due 01/01/2046	1,326,417	1,406,809
4.50% due 07/01/2025	42,439	44,463
4.50% due 07/01/2040	931,979	1,003,378
4.50% due 03/01/2041	52,748	56,726
4.50% due 05/01/2041	135,196	145,645
4.50% due 05/01/2042	2,612,646	2,812,158
5.00% due 09/01/2019	45,849	47,203
5.00% due 11/01/2035	35,235	38,483
5.00% due 10/01/2036	56,854	62,136
5.00% due 12/01/2036	30,295	33,081
5.00% due 10/01/2037	10,898	11,887
5.00% due 08/01/2039	34,517	37,721
5.00% due 01/01/2040	50,904	55,966
5.00% due 04/01/2040	31,101	34,185
5.50% due 10/01/2017	9,277	9,379
5.50% due 08/01/2019	63,342	65,743
5.50% due 05/01/2036	12,445	13,850
5.50% due 12/01/2036	3,330	3,701
5.50% due 01/01/2038	40,913	45,809
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KF-12, Class A
1.32% due 09/25/2022 FRS(1)	1,362,345	1,361,065
Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,171,546
Series K708, Class A2
2.13% due 01/25/2019(1)	4,609,513	4,649,769
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,794,094
Series K706, Class A2
2.32% due 10/25/2018(1)	5,295,065	5,358,262
Series KJO2, Class A2
2.60% due 09/25/2020(1)	218,000	221,486
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,395,089
Series K055, Class A2
2.67% due 03/25/2026(1)	2,400,000	2,359,596
Series K703, Class A2
2.70% due 05/25/2018(1)	493,173	499,529
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	949,141
Series K054, Class A2
2.75% due 01/25/2026(1)	1,419,000	1,423,389
Series K718, Class A2
2.79% due 01/25/2022(1)	1,699,000	1,740,851

Security Description	Principal Amount	Value (Note 3)
Federal Home Loan Mtg. Corp. (continued)
Series K044, Class A2
2.81% due 01/25/2025(1)	$1,464,000	$1,468,481
Series KJ09, Class A2
2.84% due 09/25/2022(1)	751,000	760,859
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	211,130
Series K714, Class A2
3.03% due 10/25/2020 VRS(1)	1,042,000	1,078,401
Series K033, Class A2
3.06% due 07/25/2023 VRS(1)	4,682,000	4,830,901
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,425,674
Series K060, Class A2
3.27% due 10/25/2026(1)	1,141,000	1,173,692
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,147,126
Series K047, Class A2
3.33% due 05/25/2025 VRS(1)	2,283,000	2,373,099
Series 2016-K59, Class B
3.58% due 11/25/2049*(1)	690,000	633,591
Series 2015-K44, Class B
3.68% due 01/25/2048*(1)	3,390,000	3,306,837
Series 2016-K722, Class B
3.83% due 07/25/2049*(1)	625,000	615,517
Series 2014-K40, Class C
4.07% due 11/25/2047*(1)	835,000	775,752
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	389,500
Federal Home Loan Mtg. Corp. REMIC Series 3382, Class OA zero coupon due 11/15/2037(3)	1,120,453	1,028,419
Series 3582, Class MB
zero coupon due 10/15/2039(3)	972,759	898,264
Series 4077, Class MF
1.27% due 07/15/2042 FRS(3)	538,872	536,490
Series 4371, Class GZ
2.00% due 05/15/2042(3)	1,253,406	978,782
Series 4374, Class NC
2.75% due 02/15/2046(3)	1,293,705	1,337,812
Series 2691, Class ZU
5.50% due 09/15/2033(3)	3,680,795	4,057,013

		111,699,871

Federal National Mtg. Assoc. — 15.2%
1.00% due 03/01/2025 FRS	7,680,660	7,626,035
1.11% due 11/01/2023 FRS	606,737	606,959
2.32% due 03/01/2023	3,689,152	3,664,525
2.35% due 01/01/2023	3,000,000	2,983,531
2.38% due 03/01/2023	7,671,209	7,643,472
2.41% due 05/01/2023	108,509	107,653
2.55% due 05/01/2023	112,043	112,016
2.70% due 04/01/2025	10,000,000	9,878,632
2.77% due 03/01/2022	500,211	510,381
2.81% due 06/01/2022	6,991,204	7,144,737
2.82% due 07/01/2022	3,088,791	3,145,438
2.83% due 05/01/2027	2,500,000	2,464,424
2.83% due 06/01/2027	2,000,000	1,964,505
2.84% due 04/01/2025	4,077,802	4,088,530
2.89% due 05/01/2027	3,958,333	3,875,577
2.92% due 02/01/2030	1,700,000	1,660,059
2.92% due 05/01/2030	2,000,000	1,893,612
2.93% due 01/01/2025	3,034,485	3,062,585

107

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.94% due 05/01/2030	$1,680,000	$1,631,512
2.96% due 06/01/2027	1,982,539	1,982,634
2.97% due 06/01/2030	2,000,000	1,956,637
3.00% due 03/01/2027	67,530	69,531
3.00% due 04/01/2027	405,179	417,126
3.00% due 04/01/2030	315,327	323,761
3.00% due 10/01/2030	1,328,304	1,363,828
3.00% due 11/01/2030	176,504	181,224
3.00% due 12/01/2030	303,863	311,989
3.00% due 12/01/2031	1,701,487	1,747,175
3.00% due 05/01/2043	738,668	732,429
3.00% due 09/01/2046	1,645,470	1,632,560
3.00% due 11/01/2046	7,801,531	7,740,321
3.03% due 04/01/2030	2,000,000	1,958,882
3.04% due 12/01/2024	2,681,395	2,726,730
3.05% due 09/01/2024	5,711,122	5,828,873
3.07% due 09/01/2024	4,332,901	4,427,662
3.10% due 09/01/2025	3,300,000	3,338,041
3.12% due 06/01/2035	2,000,000	1,898,790
3.13% due 04/01/2030	5,000,000	4,955,998
3.13% due 06/01/2030	1,000,000	963,770
3.16% due 02/01/2032	2,840,000	2,839,399
3.20% due 06/01/2030	1,000,000	998,295
3.23% due 11/01/2020	4,715,355	4,900,016
3.30% due 10/01/2021	12,029,496	12,538,373
3.30% due 07/01/2030	1,005,000	1,010,642
3.48% due 11/01/2020	3,992,215	4,185,153
3.49% due 12/01/2020	4,005,869	4,189,089
3.50% due 04/01/2022	216,344	225,329
3.50% due 11/01/2041	26,801	27,594
3.50% due 01/01/2042	371,946	382,566
3.50% due 04/01/2043	151,173	155,276
3.50% due 07/01/2043	288,280	296,107
3.50% due 07/01/2043	1,360,865	1,397,814
3.50% due 08/01/2043	777,383	798,489
3.50% due 03/01/2045	1,602,580	1,638,823
3.50% due 05/01/2046	2,246,172	2,296,970
3.50% due 07/01/2046	2,246,305	2,303,153
3.76% due 12/01/2035	1,971,401	2,015,442
3.77% due 12/01/2025	1,500,000	1,586,089
3.84% due 05/01/2018	2,740,000	2,797,675
3.95% due 01/01/2027	144,636	152,519
3.99% due 07/01/2021	1,451,600	1,551,223
4.00% due 04/01/2020	918,213	943,030
4.00% due 01/01/2035	6,340,620	6,790,467
4.00% due 09/01/2040	3,885,233	4,086,691
4.00% due 11/01/2040	2,599,490	2,736,885
4.00% due 02/01/2041	299,463	315,573
4.00% due 06/01/2041	2,084,376	2,195,134
4.00% due 10/01/2041	1,820,808	1,917,801
4.00% due 11/01/2041	818,038	861,946
4.00% due 01/01/2042	5,930,718	6,244,226
4.00% due 04/01/2042	1,035,725	1,090,236
4.00% due 10/01/2042	1,116,549	1,172,591
4.00% due 12/01/2042	732,329	770,819
4.00% due 01/01/2043	3,668,042	3,868,255
4.00% due 05/01/2043	1,710,109	1,806,652
4.00% due 06/01/2043	1,289,996	1,359,253
4.00% due 07/01/2043	898,173	942,630
4.00% due 01/01/2044	1,681,402	1,776,235
4.00% due 04/01/2044	584,114	615,201

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
4.00% due 09/01/2044	$9,126,089	$9,577,060
4.00% due 11/01/2044	1,471,368	1,543,994
4.00% due 02/01/2045	2,348,850	2,464,775
4.08% due 01/01/2029	852,572	924,905
4.26% due 12/01/2019	290,184	307,040
4.30% due 06/01/2021	949,992	1,025,424
4.50% due 08/01/2018	101,591	104,223
4.50% due 05/01/2025	29,459	31,091
4.50% due 03/01/2034	128,750	139,220
4.50% due 01/01/2040	2,172,985	2,339,853
4.50% due 05/01/2040	46,690	50,471
4.50% due 10/01/2040	52,172	56,355
4.50% due 02/01/2041	1,008,406	1,087,854
4.50% due 04/01/2041	2,482,554	2,679,902
4.50% due 07/01/2042	1,255,619	1,351,170
4.50% due 11/01/2042	3,014,548	3,246,766
4.50% due 01/01/2043	2,092,552	2,253,913
4.50% due 04/01/2044	157,788	170,089
4.50% due 06/01/2044	4,774,207	5,141,493
5.00% due 03/01/2034	26,784	29,408
5.00% due 04/01/2034	39,585	43,253
5.00% due 05/01/2035	22,823	24,946
5.00% due 07/01/2035	55,546	61,316
5.00% due 08/01/2035	49,335	53,875
5.00% due 09/01/2035	18,990	20,975
5.00% due 10/01/2035	71,054	77,596
5.00% due 10/01/2039	33,149	36,480
5.00% due 11/01/2039	80,002	88,016
5.00% due 12/01/2039	83,540	92,332
5.00% due 02/01/2040	69,878	77,113
5.00% due 06/01/2040	54,358	59,872
5.00% due 03/01/2042	9,913,804	10,854,294
5.29% due 06/01/2018	193,828	200,246
5.50% due 11/01/2034	5,644	6,314
5.50% due 01/01/2036	223,130	249,502
5.50% due 11/01/2036	66,376	74,088
5.50% due 06/01/2037	231,224	258,062
5.50% due 08/01/2037	202,918	227,009
5.50% due 01/01/2038	39,997	44,555
5.50% due 12/01/2038	4,803,684	5,373,542
5.57% due 03/01/2038	2,614,192	2,903,354
6.00% due 02/01/2033	58,556	66,293
6.00% due 10/01/2035	24,184	27,454
6.00% due 01/01/2036	30,055	34,113
6.00% due 02/01/2037	21,689	24,513
6.00% due 03/01/2037	14,561	16,662
6.00% due 04/01/2037	18,276	20,878
6.00% due 06/01/2037	211,182	241,638
6.00% due 06/01/2038	82,954	95,008
6.00% due 10/01/2038	13,727	15,542
Federal National Mtg. Assoc. REMIC Series 2008-11, Class DO zero coupon due 03/25/2038(3)	1,847,760	1,624,730
Series 2007-114, Class A6
0.97% due 10/27/2037 FRS(3)	139,144	139,022
Series 2015-M17, Class FA
1.48% due 11/25/2022 FRS(1)	1,724,441	1,731,765
Series 2012-96, Class CB
1.50% due 04/25/2039(3)	1,469,038	1,420,707
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,229,479
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	14,905,408

108

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-N8, Class A2
2.90% due 01/25/2025 VRS(1)	$2,000,000	$2,011,614
Series 2016-38, Class NA
3.00% due 01/25/2046(3)	853,655	867,263
Series 2015-M2, Class A3
3.05% due 12/25/2024 VRS(1)	955,252	965,252
Series 2015-M10, Class A2
3.09% due 04/25/2027 VRS(1)	1,556,000	1,560,535
Series 2011-104, Class NY
4.00% due 03/25/2039(3)	1,672,623	1,788,930
Series 2010-45, Class A1
5.00% due 02/25/2021(3)(6)	2,314,741	96,451
Series 2010-47, Class MB
5.00% due 09/25/2039(3)	3,000,000	3,277,036
Series 2005-93, Class PZ
5.50% due 10/25/2035(3)	1,307,461	1,544,820
Series 2002-56, Class ZQ
6.00% due 09/25/2032(3)	774,758	880,512
Series 2005-109, Class GE
6.00% due 12/25/2035(3)	1,397,000	1,687,994
Series 2009-39, Class Z
6.00% due 06/25/2039(3)	2,908,458	3,465,612

		293,492,782

Government National Mtg. Assoc. — 5.2%
3.50% due 10/20/2033	1,251,380	1,305,976
3.50% due 11/15/2040	128,277	132,960
3.50% due 12/15/2041	151,401	157,493
3.50% due 02/15/2042	312,349	324,748
3.50% due 04/15/2042	46,291	47,981
3.50% due 05/20/2046	10,933,208	11,340,928
4.00% due 12/20/2042	1,299,618	1,386,989
4.00% due 09/20/2044	613,066	648,719
4.25% due 01/20/2045	2,207,211	2,376,990
4.25% due 02/20/2045	2,257,643	2,431,624
4.25% due 04/20/2045	1,756,628	1,884,232
4.25% due 06/20/2045	1,222,914	1,312,581
4.50% due 04/15/2039	91,769	100,820
4.50% due 05/15/2039	56,887	62,738
4.50% due 09/15/2039	64,873	71,688
4.50% due 01/15/2040	344,287	373,331
4.50% due 02/15/2040	396,083	428,846
4.50% due 03/15/2040	167,249	180,431
4.50% due 04/15/2040	216,983	235,709
4.50% due 06/15/2040	269,767	294,551
4.50% due 07/15/2040	94,278	102,388
4.50% due 01/20/2041	158,099	171,392
4.50% due 06/20/2041	166,309	179,917
4.50% due 09/20/2041	2,495,813	2,701,437
4.50% due 07/20/2045	2,210,771	2,371,854
5.50% due 12/15/2036	87,681	98,631
5.50% due 04/15/2038	23,719	26,388
5.50% due 01/20/2042	82,051	91,327
6.00% due 12/15/2032	36,006	41,111
6.00% due 01/15/2039	59,684	67,467
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP
zero coupon due 12/20/2040(3)	377,196	309,657
Series 2015-H08, Class FC
1.01% due 03/20/2065 FRS(3)	8,068,408	8,018,558
Series 2015-H15, Class FJ
1.09% due 06/20/2065 FRS(3)	952,427	944,519

Security Description	Principal Amount	Value (Note 3)
Government National Mtg. Assoc. (continued)
Series 2015-H16, Class FG
1.09% due 07/20/2065 FRS(3)	$1,813,459	$1,799,078
Series 2015-H16, Class FL
1.09% due 07/20/2065 FRS(3)	3,457,869	3,428,088
Series 2011-H06, Class FA
1.10% due 02/20/2061 FRS(3)	1,645,082	1,636,114
Series 2015-H07, Class ES
1.12% due 02/20/2065 FRS(3)	3,080,948	3,064,627
Series 2015-H05, Class FC
1.13% due 02/20/2065 FRS(3)	4,422,535	4,394,941
Series 2015-H06, Class FA
1.13% due 02/20/2065 FRS(3)	3,911,684	3,891,330
Series 2015-H10, Class FC
1.13% due 04/20/2065 FRS(3)	4,647,152	4,617,203
Series 2015-H12, Class FA
1.13% due 05/20/2065 FRS(3)	2,754,607	2,737,647
Series 2013-H18, Class EA
1.15% due 07/20/2063 FRS(3)	2,512,481	2,502,505
Series 2015-H23, Class FB
1.17% due 09/20/2065 FRS(3)	1,426,648	1,418,416
Series 2015-H26, Class FG
1.17% due 10/20/2065 FRS(3)	991,424	987,012
Series 2012-H08, Class FB
1.25% due 03/20/2062 FRS(3)	2,176,214	2,175,207
Series 2014-H09, Class TA
1.25% due 04/20/2064 FRS(3)	1,176,788	1,176,217
Series 2015-H29, Class FL
1.25% due 11/20/2065 FRS(3)	3,573,871	3,572,518
Series 2015-H30, Class FE
1.25% due 11/20/2065 FRS(3)	3,805,249	3,803,896
Series 2015-H32, Class FH
1.31% due 12/20/2065 FRS(3)	1,137,926	1,141,070
Series 2016-H26, Class FC
1.65% due 12/20/2066 FRS(3)	673,949	679,600
Series 2014-168, Class VB
3.46% due 06/16/2047 VRS(1)	920,502	953,805
Series 2005-55, Class Z
4.75% due 07/20/2035(3)	5,293,957	5,734,533
Series 2009-92, Class ZC
5.00% due 10/20/2039(3)	2,680,705	3,010,733
Series 2010-105, Class B
5.00% due 08/20/2040(3)	2,000,000	2,210,442
Series 2015-137, Class WA
5.48% due 01/20/2038 VRS(3)	77,410	86,448
Series 2009-33, Class DB
5.50% due 05/20/2039(3)	1,483,991	1,573,020
Series 2015-137, Class W
5.56% due 10/20/2040 VRS(3)	3,425,516	3,814,643

		100,633,074

Small Business Administration — 0.6%
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,407,856	1,360,886
Series 2012-20H, Class 1
2.37% due 08/01/2032	979,234	970,931
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,026,099	2,007,165
Series 2013-20G, Class 1
3.15% due 07/01/2033	2,659,878	2,729,483
Series 2013-20H, Class 1
3.16% due 08/01/2033	2,794,754	2,868,240
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,344,771	1,409,941

		11,346,646

109

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Resolution Funding Corp. — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 10/15/2019	$1,350,000	$1,293,645
zero coupon due 07/15/2020	1,350,000	1,266,103
zero coupon due 01/15/2030	1,000,000	654,405

		3,214,153

Tennessee Valley Authority — 0.0% 4.25% due 09/15/2065	645,000	667,238

Total U.S. Government Agencies (cost $535,088,453)		527,124,198

U.S. GOVERNMENT TREASURIES — 21.9%
United States Treasury Bonds — 10.7%
zero coupon due 02/15/2018 STRIPS	1,710,000	1,693,021
zero coupon due 11/15/2018 STRIPS	2,250,000	2,205,349
zero coupon due 05/15/2019 STRIPS	5,940,000	5,754,708
zero coupon due 08/15/2019 STRIPS	3,300,000	3,182,038
zero coupon due 11/15/2019 STRIPS	5,040,000	4,837,251
zero coupon due 02/15/2020 STRIPS	1,770,000	1,688,035
zero coupon due 05/15/2020 STRIPS	8,820,000	8,360,178
zero coupon due 08/15/2020 STRIPS	4,350,000	4,098,292
zero coupon due 02/15/2021 STRIPS	7,740,000	7,184,562
zero coupon due 05/15/2021 STRIPS	11,790,000	10,861,785
zero coupon due 08/15/2021 STRIPS	2,430,000	2,224,089
zero coupon due 11/15/2021 STRIPS	60,000	54,531
zero coupon due 02/15/2022 STRIPS	2,070,000	1,863,977
zero coupon due 05/15/2022 STRIPS	3,980,000	3,557,105
zero coupon due 08/15/2022 STRIPS	4,500,000	3,993,822
zero coupon due 11/15/2022 STRIPS	7,260,000	6,393,396
zero coupon due 02/15/2023 STRIPS	7,735,000	6,762,161
zero coupon due 05/15/2023 STRIPS	9,720,000	8,423,770
zero coupon due 08/15/2023 STRIPS	2,345,000	2,020,314
zero coupon due 05/15/2024 STRIPS	90,000	75,645
zero coupon due 11/15/2024 STRIPS	710,000	586,978
zero coupon due 02/15/2025 STRIPS	800,000	655,562
zero coupon due 08/15/2026 STRIPS	90,000	70,024
zero coupon due 11/15/2026 STRIPS	3,240,000	2,502,654
zero coupon due 02/15/2027 STRIPS	5,490,000	4,208,145
zero coupon due 05/15/2027 STRIPS	2,430,000	1,847,612
zero coupon due 08/15/2027 STRIPS	1,170,000	882,377
zero coupon due 11/15/2027 STRIPS	1,620,000	1,212,920
zero coupon due 02/15/2028 STRIPS	1,800,000	1,333,580
zero coupon due 05/15/2028 STRIPS	2,970,000	2,181,590
zero coupon due 08/15/2028 STRIPS	1,440,000	1,050,310
zero coupon due 11/15/2028 STRIPS	1,260,000	911,481
zero coupon due 02/15/2029 STRIPS	1,800,000	1,291,109
zero coupon due 05/15/2029 STRIPS	1,260,000	895,980
zero coupon due 08/15/2029 STRIPS	2,070,000	1,461,445
zero coupon due 11/15/2029 STRIPS	4,210,000	2,946,246
zero coupon due 02/15/2030 STRIPS	3,330,000	2,312,925
zero coupon due 05/15/2030 STRIPS	2,700,000	1,860,060
zero coupon due 08/15/2030 STRIPS	2,660,000	1,813,819
zero coupon due 11/15/2030 STRIPS	810,000	548,281
zero coupon due 02/15/2031 STRIPS	1,260,000	847,034
zero coupon due 05/15/2031 STRIPS	2,520,000	1,677,624
zero coupon due 11/15/2031 STRIPS	2,440,000	1,594,154
zero coupon due 02/15/2032 STRIPS	2,490,000	1,612,798
zero coupon due 05/15/2032 STRIPS	5,010,000	3,220,994
zero coupon due 08/15/2032 STRIPS	2,800,000	1,784,507
zero coupon due 11/15/2032 STRIPS	2,770,000	1,748,684
zero coupon due 02/15/2033 STRIPS	490,000	306,612
zero coupon due 05/15/2033 STRIPS	2,200,000	1,364,818

Security Description	Principal Amount	Value (Note 3)
United States Treasury Bonds (continued)
zero coupon due 08/15/2033 STRIPS	$630,000	$387,298
zero coupon due 11/15/2033 STRIPS	5,725,000	3,488,615
zero coupon due 02/15/2034 STRIPS	965,000	581,877
zero coupon due 05/15/2034 STRIPS	7,360,000	4,394,685
zero coupon due 08/15/2034 STRIPS	540,000	319,542
zero coupon due 11/15/2034 STRIPS	630,000	369,562
zero coupon due 02/15/2035 STRIPS	540,000	314,219
zero coupon due 05/15/2035 STRIPS	990,000	570,763
1.75% due 01/15/2028 TIPS(7)	1,347,980	1,524,838
2.50% due 01/15/2029 TIPS(7)	4,283,202	5,232,707
2.75% due 08/15/2042	1,300,000	1,231,851
2.88% due 05/15/2043	19,500,000	18,885,301
2.88% due 11/15/2046	2,623,000	2,532,425
3.13% due 11/15/2041	1,275,000	1,296,814
3.50% due 02/15/2039	3,110,000	3,401,441
3.88% due 08/15/2040	2,200,000	2,529,743
4.25% due 05/15/2039	270,000	327,850
4.25% due 11/15/2040	400,000	485,969
4.38% due 02/15/2038	1,649,000	2,048,947
4.38% due 11/15/2039	2,200,000	2,717,086
4.38% due 05/15/2040	1,700,000	2,100,297
4.38% due 05/15/2041	1,400,000	1,733,977
4.50% due 02/15/2036	9,284,000	11,730,483
4.50% due 05/15/2038	450,000	568,107
4.50% due 08/15/2039	2,250,000	2,826,212
5.00% due 05/15/2037	2,000,000	2,680,860
5.25% due 11/15/2028	90,000	114,623
6.00% due 02/15/2026	1,105,000	1,426,616

		205,787,060

United States Treasury Notes — 11.2%
0.13% due 04/15/2019 TIPS(7)	741,650	755,553
0.13% due 01/15/2022 TIPS(7)	4,137,671	4,188,891
0.75% due 01/31/2018	24,980,000	24,948,775
0.75% due 02/28/2018	16,000,000	15,971,248
0.88% due 07/31/2019	395,000	390,371
1.00% due 06/30/2019	775,000	768,794
1.25% due 10/31/2018	2,000,000	2,003,438
1.38% due 02/28/2019	2,700,000	2,707,382
1.38% due 01/15/2020 TIPS(7)	2,031,411	2,150,054
1.50% due 08/31/2018	1,260,000	1,268,072
1.63% due 06/30/2019	34,633,000	34,854,859
1.63% due 12/31/2019	25,000,000	25,117,200
1.75% due 09/30/2022	500,000	491,308
1.75% due 05/15/2023	500,000	487,519
2.00% due 02/28/2021	540,000	545,020
2.00% due 10/31/2021	9,500,000	9,539,339
2.00% due 07/31/2022	3,450,000	3,444,069
2.00% due 11/15/2026	5,860,000	5,631,325
2.13% due 06/30/2022	1,000,000	1,005,430
2.50% due 08/15/2023	2,000,000	2,036,328
2.63% due 08/15/2020	12,000,000	12,410,160
2.63% due 11/15/2020	270,000	279,186
2.75% due 02/28/2018	1,050,000	1,070,344
2.75% due 02/15/2019(9)	56,202,000	57,912,227
2.75% due 11/15/2023	600,000	619,735
2.75% due 02/15/2024	2,500,000	2,581,347
3.13% due 05/15/2019	1,980,000	2,059,897
3.50% due 02/15/2018	1,590,000	1,632,110

		216,869,981

Total U.S. Government Treasuries (cost $432,826,509)		422,657,041

110

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds 4.05% due 12/01/2056	$244,000	$242,580
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	505,818
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,014,036
State of Illinois General Obligation Bonds 5.75% due 01/01/2037	315,000	327,915
State of Illinois General Obligation Bonds 5.65% due 12/01/2038	1,300,000	1,350,752

Total Municipal Bonds & Notes (cost $6,516,575)		6,441,101

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	471,797

Regional Authority — 0.0%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	673,903

Sovereign — 0.3%
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,080,311
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	304,087
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	203,300
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	327,973
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	124,000
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	202,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	62,370
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,286,460
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	200,600
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	990,900

		4,782,001

Total Foreign Government Obligations (cost $6,197,587)		5,927,701

Security Description	Principal Amount/ Shares	Value (Note 3)
LOANS — 0.1%
Finance-Other Services — 0.1%
Lila Mexican Holdings LLC FRS BTL-B 4.98% due 08/11/2022(2)(5)(10)(11)(12) (cost $1,247,694)	$1,276,718	$1,254,120

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(14)	1,600,000	1,960,000

Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(14)	2,078,000	2,166,315
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(14)	2,200,000	2,359,500
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(14)	1,852,000	1,796,440
Royal Bank of Scotland Group PLC FRS 8.00% due 08/10/2025(14)	531,000	515,139

		6,837,394

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. FRS 4.00% due 07/24/2026*(14)	316,000	297,830

Pipelines — 0.1%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077	1,711,000	1,732,388

Total Preferred Securities/Capital Securities (cost $10,684,045)		10,827,612

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(2)(5) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,924,003,971)		1,898,170,287

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Commercial Paper — 1.2%
GE Capital Treasury 0.59% due 02/01/2017	23,839,000	23,839,000

Registered Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund
Trust Class 0.75%(8)	11,349,747	11,350,882

Total Short-Term Investment Securities (cost $35,189,298)		35,189,882

TOTAL INVESTMENTS (cost $1,959,193,269)(13)	100.0%	1,933,360,169
Liabilities in excess of other assets	(0.0)	(521,066)

NET ASSETS	100.0%	$1,932,839,103

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $289,310,081 representing 15.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

111

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Illiquid security. At January 31, 2017, the aggregate value of these securities was $32,180,211 representing 1.7% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of January 31, 2017.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Perpetual maturity - maturity date reflects the next call date.

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

ULC — Unlimited Company

USAID — United States Agency for International Development

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
100	Long	U.S. Treasury 2 Year Notes	March 2017	$21,681,603	$21,679,688	$(1,915)
250	Long	U.S. Treasury 5 Year Notes	March 2017	29,457,914	29,466,797	8,883
115	Long	U.S. Treasury Long Bonds	March 2017	17,232,000	17,347,031	115,031

						$121,999

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$266,291,240	$2,205,550	$268,496,790
U.S. Corporate Bonds & Notes:
Diversified Financial Services	—	—	920,000	920,000
Finance-Auto Loans	—	—	18,630,956	18,630,956
Other Industries	—	503,339,952	—	503,339,952
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	26,405	26,405
Other Industries	—	132,524,411	—	132,524,411
U.S. Government Agencies	—	527,124,198	—	527,124,198
U.S. Government Treasuries	—	422,657,041	—	422,657,041
Municipal Bonds & Notes	—	6,441,101	—	6,441,101
Foreign Government Obligations	—	5,927,701	—	5,927,701
Loans	—	—	1,254,120	1,254,120
Preferred Securities/Capital Securities	—	10,827,612	—	10,827,612
Warrants	—	—	0	0

112

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Commercial Paper	$—	$23,839,000	$—	$23,839,000
Registered Investment Companies	11,350,882	—	—	11,350,882

Total Investments at Value	$11,350,882	$1,898,972,256	$23,037,031	$1,933,360,169

ASSETS
Other Financial Instruments:+
Futures Contracts	$123,914	$—	$—	$123,914

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,915	$—	$—	$1,915

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
Balance as of 01/31/2016	$7,936,906	$18,592,097	$27,868	$957,790	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	6,581	—
Realized gain	3,863	—	29,138	38,617	—
Realized loss	—	—		—	—
Change in unrealized appreciation(1)	18,869	38,859	98,876	6,166	—
Change in unrealized depreciation(1)	(11,007)	—	—	—	—
Net purchases	499,959	920,000	—	1,275,818	—
Net sales	(3,584,916)	—	(129,477)	(1,030,852)	—
Transfers into Level 3	787,110	—	—	—	—
Transfers out of Level 3	(3,445,234)	—	—	—	—

Balance as of 01/31/2017	$2,205,550	$19,550,956	$26,405	$1,254,120	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at January 31, 2017 includes:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
	$(1,934)	$38,859	$—	$6,166	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 1/31/2017(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S. Corporate Bonds & Notes	$18,630,956	Market Approach	Benchmark Base Price	$99.64
Foreign Corporate Bond & Notes	$26,405	Income Approach	Future Cash Flows*	$0.00-$3.00 ($1.50)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $4,379,670 at January 31, 2017, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

113

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Diversified Financial Services	6.3%
Diversified Banking Institutions	5.8
Federal National Mtg. Assoc.	5.6
United States Treasury Notes	5.5
Oil Companies-Exploration & Production	2.8
Medical-HMO	2.7
Government National Mtg. Assoc.	2.7
Medical-Drugs	2.7
Applications Software	2.2
Computers	2.1
Telephone-Integrated	2.0
Medical-Biomedical/Gene	2.0
Finance-Credit Card	1.8
Cable/Satellite TV	1.7
Banks-Super Regional	1.7
Electric-Integrated	1.7
Oil-Field Services	1.6
Web Portals/ISP	1.6
Repurchase Agreements	1.5
United States Treasury Bonds	1.5
Computer Services	1.4
Electronic Components-Semiconductors	1.4
Diversified Manufacturing Operations	1.4
Real Estate Investment Trusts	1.4
Multimedia	1.3
Airlines	1.3
E-Commerce/Products	1.3
Banks-Commercial	1.2
Auto-Cars/Light Trucks	1.2
Insurance-Multi-line	1.0
Retail-Building Products	1.0
Food-Misc./Diversified	1.0
Retail-Apparel/Shoe	0.9
Federal Home Loan Mtg. Corp.	0.9
Semiconductor Equipment	0.9
U.S. Government Treasuries	0.7
Instruments-Controls	0.7
Beverages-Non-alcoholic	0.7
Retail-Discount	0.7
Oil Companies-Integrated	0.7
Medical Products	0.7
Insurance-Reinsurance	0.6
Software Tools	0.6
Finance-Other Services	0.6
Retail-Restaurants	0.6
Semiconductor Components-Integrated Circuits	0.6
Chemicals-Diversified	0.5
Enterprise Software/Service	0.5
Aerospace/Defense	0.5
Municipal Bonds & Notes	0.5
Brewery	0.5
Retail-Drug Store	0.5
Internet Content-Entertainment	0.5
Pharmacy Services	0.5
Gas-Distribution	0.5
Tools-Hand Held	0.4
Steel-Producers	0.4
Insurance-Life/Health	0.4
Food-Meat Products	0.4
SupraNational Banks	0.4
Insurance Brokers	0.4

Aerospace/Defense-Equipment	0.4%
Rental Auto/Equipment	0.4
Transport-Rail	0.4
Cellular Telecom	0.4
Tobacco	0.4
Oil Refining & Marketing	0.3
Batteries/Battery Systems	0.3
Computers-Memory Devices	0.3
Pipelines	0.3
Agricultural Operations	0.3
Building-Residential/Commercial	0.3
Finance-Investment Banker/Broker	0.3
Food-Confectionery	0.3
Data Processing/Management	0.3
Retail-Major Department Stores	0.3
Medical-Hospitals	0.3
Television	0.2
Insurance-Property/Casualty	0.2
Diagnostic Equipment	0.2
Retail-Consumer Electronics	0.2
Medical-Generic Drugs	0.2
Banks-Special Purpose	0.2
Industrial Automated/Robotic	0.2
Gambling (Non-Hotel)	0.2
Electronic Forms	0.2
Sovereign	0.2
Multilevel Direct Selling	0.2
Auto/Truck Parts & Equipment-Original	0.2
Gold Mining	0.2
Investment Management/Advisor Services	0.2
Medical Instruments	0.2
Regional Authority	0.2
Internet Security	0.2
Broadcast Services/Program	0.2
Chemicals-Specialty	0.2
Finance-Consumer Loans	0.2
Finance-Leasing Companies	0.1
Dental Supplies & Equipment	0.1
Engines-Internal Combustion	0.1
Cruise Lines	0.1
Retail-Regional Department Stores	0.1
Electronic Security Devices	0.1
Building Products-Wood	0.1
Engineering/R&D Services	0.1
Containers-Paper/Plastic	0.1
Computers-Integrated Systems	0.1
Auto-Heavy Duty Trucks	0.1
Investment Companies	0.1
Beverages-Wine/Spirits	0.1
Food-Retail	0.1
Agricultural Chemicals	0.1
Electronic Measurement Instruments	0.1
Poultry	0.1
Commercial Services-Finance	0.1
Food-Flour & Grain	0.1
Containers-Metal/Glass	0.1
Casino Hotels	0.1
Diagnostic Kits	0.1
Industrial Gases	0.1
Radio	0.1
Metal-Copper	0.1
Electric-Generation	0.1

114

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited) — (continued)

Finance-Auto Loans	0.1%
Financial Guarantee Insurance	0.1
Transport-Equipment & Leasing	0.1
Building Products-Cement	0.1
X-Ray Equipment	0.1
E-Commerce/Services	0.1
Cosmetics & Toiletries	0.1
Entertainment Software	0.1
Internet Connectivity Services	0.1
Satellite Telecom	0.1
Metal-Aluminum	0.1
Electronic Connectors	0.1
Theaters	0.1
Decision Support Software	0.1
Wire & Cable Products	0.1
Travel Services	0.1

100.7%

*	Calculated as a percentage of net assets

115

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 59.8%
Aerospace/Defense — 0.5%
General Dynamics Corp.	1,393	$252,244
Northrop Grumman Corp.	3,533	809,340

		1,061,584

Aerospace/Defense-Equipment — 0.3%
Curtiss-Wright Corp.	5,500	539,330
L3 Technologies, Inc.	993	157,579

		696,909

Agricultural Chemicals — 0.1%
Mosaic Co.	5,262	165,069

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	15,100	668,326

Airlines — 1.3%
Alaska Air Group, Inc.	900	84,438
Copa Holdings SA, Class A	5,700	555,693
Delta Air Lines, Inc.	29,097	1,374,542
United Continental Holdings, Inc.†	14,157	997,644

		3,012,317

Applications Software — 2.0%
Microsoft Corp.	71,943	4,651,115

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	39,125	1,432,366

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,860	259,817

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	5,042	353,243

Banks-Commercial — 0.3%
Regions Financial Corp.	32,700	471,207
SVB Financial Group†	446	76,815
Zions Bancorporation	1,563	65,943

		613,965

Banks-Super Regional — 1.4%
Capital One Financial Corp.	4,000	349,560
Comerica, Inc.	6,500	438,945
KeyCorp	28,252	507,688
PNC Financial Services Group, Inc.	3,100	373,426
SunTrust Banks, Inc.	5,802	329,670
Wells Fargo & Co.	22,766	1,282,409

		3,281,698

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,500	479,465
EnerSys	4,000	311,800

		791,265

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	15,465	1,604,958

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A	1,624	243,210

Brewery — 0.3%
Molson Coors Brewing Co., Class B	6,838	660,004

Building Products-Cement — 0.1%
Vulcan Materials Co.	1,130	145,013

Building Products-Wood — 0.1%
Masco Corp.	9,607	316,551

Security Description	Shares	Value (Note 3)
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	9,100	$272,181
NVR, Inc.†	50	92,900
PulteGroup, Inc.	3,658	78,683
Toll Brothers, Inc.†	6,624	207,729

		651,493

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	2,316	750,268
Comcast Corp., Class A	21,453	1,617,985
DISH Network Corp., Class A†	7,116	421,054

		2,789,307

Cellular Telecom — 0.1%
Sprint Corp.†	14,900	137,527

Chemicals-Diversified — 0.4%
Celanese Corp., Series A	1,271	107,272
E.I. du Pont de Nemours & Co.	8,322	628,311
Eastman Chemical Co.	4,006	310,465

		1,046,048

Chemicals-Specialty — 0.1%
Cabot Corp.	2,300	127,351

Commercial Services — 0.0%
Live Nation Entertainment, Inc.†	600	17,172

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc.†	2,405	95,671
WEX, Inc.†	922	105,412

		201,083

Computer Services — 1.4%
Accenture PLC, Class A	5,396	614,443
Computer Sciences Corp.	8,800	547,360
Hewlett Packard Enterprise Co.	52,600	1,192,968
International Business Machines Corp.	3,500	610,820
Science Applications International Corp.	4,100	333,822

		3,299,413

Computers — 1.8%
Apple, Inc.	29,277	3,552,764
HP, Inc.	38,900	585,445

		4,138,209

Computers-Integrated Systems — 0.1%
NCR Corp.†	6,400	275,328

Computers-Memory Devices — 0.2%
NetApp, Inc.	14,300	547,976

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	3,636	196,962

Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc.†	1,700	86,751
WestRock Co.	2,923	155,971

		242,722

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.	1,600	140,160

Cruise Lines — 0.1%
Carnival Corp.	72	3,987
Royal Caribbean Cruises, Ltd.	3,624	339,315

		343,302

116

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	5,209	$413,699

Decision Support Software — 0.1%
MSCI, Inc.	1,400	115,850

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	3,900	357,591

Diagnostic Equipment — 0.1%
Abbott Laboratories	6,119	255,591

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,600	195,728

Diversified Banking Institutions — 3.7%
Bank of America Corp.	126,264	2,858,617
Citigroup, Inc.	52,300	2,919,909
Goldman Sachs Group, Inc.	4,014	920,491
Morgan Stanley	42,772	1,817,382

		8,516,399

Diversified Manufacturing Operations — 1.1%
General Electric Co.	33,340	990,198
Illinois Tool Works, Inc.	7,700	979,440
Parker-Hannifin Corp.	3,900	573,807

		2,543,445

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	1,855	1,527,555
eBay, Inc.†	42,800	1,362,324

		2,889,879

E-Commerce/Services — 0.1%
TripAdvisor, Inc.†	2,668	141,137

Electric-Integrated — 1.1%
AES Corp.	27,567	315,366
Ameren Corp.	2,373	124,938
Edison International	10,837	789,801
MDU Resources Group, Inc.	11,600	340,460
NextEra Energy, Inc.	2,162	267,483
PG&E Corp.	6,994	432,859
Pinnacle West Capital Corp.	891	69,168
Xcel Energy, Inc.	3,469	143,339

		2,483,414

Electronic Components-Semiconductors — 1.2%
Broadcom, Ltd.	9,192	1,833,804
NVIDIA Corp.	2,345	256,027
ON Semiconductor Corp.†	4,590	61,139
Texas Instruments, Inc.	9,579	723,598

		2,874,568

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	1,721	127,956

Electronic Forms — 0.2%
Adobe Systems, Inc.†	4,194	475,516

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	4,825	236,280

Electronic Security Devices — 0.1%
Allegion PLC	4,973	326,577

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.†	5,300	310,315

Security Description	Shares	Value (Note 3)
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,400	$352,824

Enterprise Software/Service — 0.3%
Oracle Corp.	16,500	661,815
Workday, Inc., Class A†	1,161	96,467

		758,282

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	2,600	139,490

Finance-Consumer Loans — 0.1%
Navient Corp.	3,600	54,144
Synchrony Financial	2,836	101,586

		155,730

Finance-Credit Card — 1.8%
Discover Financial Services	23,192	1,606,742
MasterCard, Inc., Class A	3,628	385,765
Visa, Inc., Class A	24,753	2,047,321

		4,039,828

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	15,079	621,858

Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	20,524	1,197,781

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,200	163,422

Food-Confectionery — 0.2%
J.M. Smucker Co.	3,100	421,135

Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,600	133,888

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	15,300	960,687

Food-Misc./Diversified — 0.9%
Conagra Brands, Inc.	12,947	506,099
Ingredion, Inc.	3,600	461,484
Kraft Heinz Co.	3,697	330,105
Mondelez International, Inc., Class A	15,172	671,816

		1,969,504

Food-Retail — 0.1%
Kroger Co.	5,120	173,875

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC	18,400	485,944

Gas-Distribution — 0.4%
CenterPoint Energy, Inc.	12,125	317,796
UGI Corp.	11,200	519,344

		837,140

Gold Mining — 0.2%
Newmont Mining Corp.	12,200	442,616

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	3,400	503,166

Instruments-Controls — 0.7%
Honeywell International, Inc.	13,699	1,620,866

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	10,700	575,981
Marsh & McLennan Cos., Inc.	4,623	314,456

		890,437

117

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Insurance-Life/Health — 0.3%
Lincoln National Corp.	5,200	$351,052
Prudential Financial, Inc.	3,300	346,863

		697,915

Insurance-Multi-line — 0.9%
Allstate Corp.	1,354	101,834
Chubb, Ltd.	10,232	1,345,406
MetLife, Inc.	12,560	683,390

		2,130,630

Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	3,441	304,012
Travelers Cos., Inc.	700	82,446
White Mountains Insurance Group, Ltd.	200	181,952

		568,410

Insurance-Reinsurance — 0.6%
Everest Re Group, Ltd.	2,400	527,832
RenaissanceRe Holdings, Ltd.	3,900	531,648
Validus Holdings, Ltd.	7,300	416,100

		1,475,580

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	8,239	1,073,706

Internet Security — 0.2%
Symantec Corp.	14,400	396,720

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	2,477	278,093
BlackRock, Inc.	414	154,827

		432,920

Medical Instruments — 0.2%
Boston Scientific Corp.†	17,459	420,064

Medical Products — 0.6%
Baxter International, Inc.	9,200	440,772
Becton Dickinson and Co.	4,900	868,721

		1,309,493

Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	1,171	153,026
Amgen, Inc.	4,900	767,732
Biogen, Inc.†	1,901	527,033
BioMarin Pharmaceutical, Inc.†	1,916	167,899
Celgene Corp.†	3,451	400,834
Gilead Sciences, Inc.	18,890	1,368,581
Illumina, Inc.†	2,080	333,008
Vertex Pharmaceuticals, Inc.†	4,132	354,815

		4,072,928

Medical-Drugs — 2.2%
Allergan PLC†	3,019	660,829
Bristol-Myers Squibb Co.	16,847	828,198
Eli Lilly & Co.	8,823	679,636
Merck & Co., Inc.	19,105	1,184,319
Pfizer, Inc.	51,538	1,635,301

		4,988,283

Medical-HMO — 2.6%
Aetna, Inc.	3,900	462,579
Anthem, Inc.	400	61,656
Humana, Inc.	5,708	1,133,038
UnitedHealth Group, Inc.	22,575	3,659,408
WellCare Health Plans, Inc.†	4,060	590,892

		5,907,573

Security Description	Shares	Value (Note 3)
Metal-Aluminum — 0.1%
Alcoa Corp.	3,596	$131,074

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	8,900	461,732

Multimedia — 1.1%
Time Warner, Inc.	2,637	255,393
Twenty-First Century Fox, Inc., Class A	11,774	369,468
Twenty-First Century Fox, Inc., Class B	6,853	212,512
Walt Disney Co.	16,308	1,804,480

		2,641,853

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	3,272	227,502
Apache Corp.	5,667	339,000
Cabot Oil & Gas Corp.	1,520	32,649
Cimarex Energy Co.	1,300	175,773
Concho Resources, Inc.†	2,186	304,816
Denbury Resources, Inc.†	29,500	98,825
Diamondback Energy, Inc.†	3,241	340,856
EOG Resources, Inc.	11,093	1,126,827
EQT Corp.	6,494	393,731
Hess Corp.	1,900	102,942
Marathon Oil Corp.	40,500	678,375
Occidental Petroleum Corp.	13,310	902,019
Pioneer Natural Resources Co.	5,199	937,016
Range Resources Corp.	911	29,462
Southwestern Energy Co.†	3,041	27,399

		5,717,192

Oil Refining & Marketing — 0.3%
Tesoro Corp.	2,900	234,465
Valero Energy Corp.	7,300	480,048

		714,513

Oil-Field Services — 1.6%
Baker Hughes, Inc.	21,100	1,330,988
Halliburton Co.	25,800	1,459,506
Schlumberger, Ltd.	7,457	624,225
TechnipFMC PLC†	10,200	342,924

		3,757,643

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	15,300	1,053,864

Pipelines — 0.1%
TransCanada Corp.	3,185	150,396

Poultry — 0.1%
Pilgrim’s Pride Corp.	10,800	206,712

Real Estate Investment Trusts — 1.0%
American Tower Corp.	11,100	1,148,850
AvalonBay Communities, Inc.	1,115	193,241
Chimera Investment Corp.	7,800	137,514
Equity Commonwealth†	5,200	160,368
Kimco Realty Corp.	2,191	54,534
Prologis, Inc.	1,400	68,390
Public Storage	714	153,510
Two Harbors Investment Corp.	30,645	268,756
VEREIT, Inc.	8,500	72,505

		2,257,668

Rental Auto/Equipment — 0.2%
United Rentals, Inc.†	3,500	442,785

118

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	5,700	$477,090
PVH Corp.	3,700	347,097
Ross Stores, Inc.	20,200	1,335,422

		2,159,609

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	251	65,830

Retail-Building Products — 1.0%
Home Depot, Inc.	10,332	1,421,476
Lowe’s Cos., Inc.	10,947	800,007

		2,221,483

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	11,700	520,884

Retail-Discount — 0.7%
Costco Wholesale Corp.	840	137,718
Wal-Mart Stores, Inc.	22,400	1,494,976

		1,632,694

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	7,926	649,456

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	8,081	605,429

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	8,200	326,606

Retail-Restaurants — 0.6%
McDonald’s Corp.	2,800	343,196
Restaurant Brands International, Inc.	11,111	545,328
Starbucks Corp.	7,465	412,217

		1,300,741

Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	7,185	538,444
QUALCOMM, Inc.	7,000	374,010

		912,454

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	40,600	1,390,550
Lam Research Corp.	5,400	620,244

		2,010,794

Software Tools — 0.6%
VMware, Inc., Class A†	16,800	1,470,672

Steel-Producers — 0.4%
Nucor Corp.	7,000	406,630
Steel Dynamics, Inc.	15,500	524,055
United States Steel Corp.	1,041	34,051

		964,736

Telephone-Integrated — 1.3%
AT&T, Inc.	40,799	1,720,086
CenturyLink, Inc.	2,234	57,771
Verizon Communications, Inc.	23,950	1,173,790

		2,951,647

Television — 0.2%
CBS Corp., Class B	8,500	548,165

Tools-Hand Held — 0.4%
Snap-on, Inc.	959	174,087
Stanley Black & Decker, Inc.	6,799	843,076

		1,017,163

Security Description	Shares/ Principal Amount	Value (Note 3)
Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	2,015	$304,547
Union Pacific Corp.	2,831	301,728

		606,275

Web Portals/ISP — 1.6%
Alphabet, Inc., Class A†	2,059	1,688,771
Alphabet, Inc., Class C†	2,472	1,969,665

		3,658,436

X-Ray Equipment — 0.1%
Hologic, Inc.†	3,500	141,855

Total Common Stocks (cost $122,374,456)		137,018,464

ASSET BACKED SECURITIES — 6.3%
Diversified Financial Services — 6.3%
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(2)	$250,000	249,020
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.98% due 07/20/2046(1)	257,235	175,653
Banc of America Commercial Mtg. Trust Series 2007-5, Class A1A 5.36% due 02/10/2051(2)	326,265	331,258
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(2)	417,146	417,392
Banc of America Commercial Mtg. Trust Series 2007-3, Class AJ 5.60% due 06/10/2049(2)	330,000	332,870
Banc of America Commercial Mtg. Trust VRS Series 2007-2, Class AM 5.71% due 04/10/2049(2)	225,000	225,326
Banc of America Mtg. Securities Trust VRS Series 2003-F, Class 2A1 3.25% due 07/25/2033(1)	65,693	65,884
Banc of America Mtg. Securities Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	3,630	3,647
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(2)	317,988	321,977
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(2)	285,000	287,684
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.89% due 06/11/2050(2)	475,000	484,574
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.91% due 09/11/2042(2)	260,000	261,468
Capital One Multi-Asset Execution Trust FRS Series 2016-A7, Class A7 1.28% due 09/16/2024	420,000	421,198

119

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	$50,000	$50,080
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,936
CarMax Auto Owner Trust Series 2016-2, Class A2a 1.24% due 06/17/2019	665,438	665,353
CGGS Commercial Mtg. Trust FRS Series 2016-RNDB, Class AFL 2.42% due 02/15/2033*(2)	60,729	60,844
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(2)	205,000	206,256
Chrysler Capital Auto Receivables Trust Series 2016-A, Class A2 1.47% due 04/15/2019*	189,596	189,769
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 1.15% due 12/25/2033	46,904	46,097
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*	147,876	109,788
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(2)	259,313	259,124
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(2)	160,000	163,360
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(2)	265,000	270,379
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	132,674	114,715
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.92% due 05/17/2031*	92,139	92,139
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(2)	100,000	98,040
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	242,635
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.76% due 02/10/2047(2)	200,000	210,127
COMM Mtg. Trust VRS Series 2007-C9, Class AM 5.65% due 12/10/2049(2)	365,000	368,554
COMM Mtg. Trust VRS Series 2007-C9, Class A4 5.79% due 12/10/2049(2)	149,765	151,237
Core Industrial Trust Series 2015-TEXW, Class A 3.08% due 02/10/2034*(2)	245,000	250,755
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	287,284	238,858

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.67% due 10/25/2034	$93,536	$88,256
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	36,515	35,452
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 3.08% due 09/25/2034(1)	21,025	20,779
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(2)	165,000	166,391
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.63% due 06/25/2034	179,508	172,984
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	90,308
Fremont Home Loan Trust FRS Series 2005-C, Class M1 1.25% due 07/25/2035	338,181	338,213
GCCFC Commercial Mtg. Trust Series 2007-GG9, Class AMFX 5.48% due 03/10/2039(2)	60,860	60,813
GS Mtg. Securities Corp. Trust FRS Series 2016-ICE2, Class A 2.63% due 02/15/2033*(2)	125,000	126,252
GS Mtg. Securities Trust Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	133,650	133,567
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.93% due 04/25/2036	244,812	142,378
GSAMP Trust FRS Series 2006-NC1, Class A2 0.95% due 02/25/2036	38,354	37,796
GSAMP Trust FRS Series 2005-SEA2, Class M1 1.29% due 01/25/2045*	115,000	112,748
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(1)	129,926	133,018
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.92% due 07/15/2044(2)	205,000	206,964
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	359,541	312,799
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.16% due 09/15/2045(2)	620,000	637,906
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	22,271	21,703
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.63% due 07/25/2034	78,574	75,845
LSTAR Commercial Mtg. Trust VRS Series 2016-4, Class A1 1.82% due 03/10/2049*(2)	281,989	278,893

120

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.83% due 06/12/2050(2)	$308,895	$311,053
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	55,658
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	178,632
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(2)	145,000	147,680
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class A 1.67% due 02/15/2034*(2)	110,000	110,015
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class B 2.12% due 02/15/2034*(2)	145,000	145,000
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class C 2.42% due 02/15/2034*(2)	45,000	45,000
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.91% due 11/15/2049(2)	95,000	93,652
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(2)	335,000	334,667
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(2)	418,223	423,294
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.05% due 12/12/2049(2)	475,000	487,578
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(2)	229,149	229,371
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.63% due 11/25/2034	31,934	29,103
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.40% due 05/25/2035	113,223	113,119
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	152,498	151,857
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 1.14% due 08/25/2035	200,918	174,546
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.29% due 10/15/2044(2)	200,000	199,772
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	15,903	15,886

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.08% due 06/15/2045(2)	$190,000	$190,049
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	88,036	70,947
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.07% due 06/25/2035(1)	171,761	174,220
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	3,759	3,819
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	68,208	68,156

Total Asset Backed Securities (cost $15,350,148)		14,382,136

U.S. CORPORATE BONDS & NOTES — 11.2%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	49,000	52,351
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	38,077

		90,428

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 5.05% due 04/27/2045	115,000	124,267
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	20,051
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	45,000	45,056

		189,374

Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	75,000	74,955

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	97,826
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	180,000	182,172
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	90,000	92,938

		372,936

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	37,331
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	291,479

121

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	$400,000	$402,224
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	195,721
General Motors Financial Co, Inc. Company Guar. Notes 4.35% due 01/17/2027	60,000	59,485
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	330,000	327,638
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	105,000	101,740

		1,415,618

Auto/Truck Parts & Equipment-Original — 0.1%
Dana Inc. Senior Notes 5.50% due 12/15/2024	100,000	104,000

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	260,200
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	43,286

		303,486

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	135,293
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	60,000	61,014
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	205,000	194,317
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	254,734
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	41,384

		686,742

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	60,000	54,210

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	340,000	340,974
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	75,000	80,258

		421,232

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	325,000	339,300

Security Description	Principal Amount	Value (Note 3)
Broadcast Services/Program (continued)
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	$50,000	$51,850

		391,150

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	137,759
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	198,529
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	205,000	215,560
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	140,000	138,760
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	80,000	67,626
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	61,548
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	53,036
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	41,573
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	250,856
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	70,788

		1,236,035

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	67,812
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	110,000	128,117

		195,929

Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	117,906
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	155,000	169,338
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	200,000	200,250

122

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	$155,000	$167,028

		654,522

Chemicals-Diversified — 0.0%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	30,000	27,975

Chemicals-Specialty — 0.1%
Ashland LLC Company Guar. Notes 4.75% due 08/15/2022	165,000	168,712
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	45,000	46,463
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	41,325

		256,500

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	45,000	46,687

Computers — 0.3%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	117,657
Apple, Inc. Senior Notes 3.25% due 02/23/2026	180,000	179,160
Apple, Inc. Senior Notes 3.45% due 02/09/2045	90,000	78,951
Apple, Inc. Senior Notes 3.85% due 08/04/2046	35,000	32,530
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	57,241
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	112,787
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	80,976

		659,302

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	120,000	141,300

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	64,814	66,454

Security Description	Principal Amount	Value (Note 3)
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	$110,000	$113,300
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	80,000	82,500

		195,800

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	200,000	196,908
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	105,000	99,247

		296,155

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	144,956
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,286
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	301,166
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	105,000	106,134
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	119,053
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	80,000	79,629
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	63,287
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	92,205
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	230,000	229,252
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	42,625
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	85,000	82,044
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	95,000	94,548
Citigroup, Inc. FRS Senior Notes 3.89% due 01/10/2028	115,000	114,923
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	10,000	10,079
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	146,908

123

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	$70,000	$70,982
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	115,000	112,005
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	211,472
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,701
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	105,000	104,280
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	187,647
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	190,000	188,734
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	122,617
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	121,511
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	35,000	36,274
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	31,033
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	130,507
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	85,738
Morgan Stanley Senior Notes 2.50% due 04/21/2021	115,000	113,553
Morgan Stanley Senior Notes 2.63% due 11/17/2021	205,000	202,085
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	257,197
Morgan Stanley Senior Notes 4.30% due 01/27/2045	45,000	43,963
Morgan Stanley Senior Notes 4.38% due 01/22/2047	95,000	93,932

		3,841,326

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	171,968
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	150,371

Security Description	Principal Amount	Value (Note 3)
Diversified Manufacturing Operations (continued)
General Electric Co. Senior Notes 5.25% due 12/06/2017	$40,000	$41,344
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	40,291

		403,974

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	30,000	31,413
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	42,272

		73,685

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	115,000	116,869

Electric-Integrated — 0.6%
AES Corp. Senior Notes 5.50% due 04/15/2025	45,000	45,563
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	30,567
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	30,000	31,181
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	115,000	107,647
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	187,922
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	30,000	28,031
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	56,721
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	85,496
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	68,284
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	42,468
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	92,833
PacifiCorp 1st Mtg. Notes 2.95% due 02/01/2022	110,000	112,171
PacifiCorp 1st Mtg. Bonds 2.95% due 06/01/2023	120,000	121,139

124

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern Power Co. Senior Notes 4.95% due 12/15/2046	$40,000	$39,440
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	127,416
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	101,215

		1,278,094

Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	103,750
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	90,000	90,114
Intel Corp. Senior Notes 4.10% due 05/19/2046	45,000	44,579
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	100,000	100,400

		338,843

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	128,281
Oracle Corp. Senior Notes 2.40% due 09/15/2023	255,000	246,232
Oracle Corp. Senior Notes 4.00% due 07/15/2046	35,000	32,846
Oracle Corp. Senior Notes 4.50% due 07/08/2044	85,000	87,865

		495,224

Finance-Auto Loans — 0.1%
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	165,000	166,650

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	111,583
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	40,879

		152,462

Finance-Credit Card — 0.0%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	80,000	79,898

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	90,000	87,322

Security Description	Principal Amount	Value (Note 3)
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	$70,000	$68,868
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	84,834

		153,702

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	62,925

Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	60,000	66,413

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	90,000	84,139
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	87,000	91,388

		175,527

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	75,000	67,459

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	93,600

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	25,000	25,106
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	80,000	76,380
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	53,041
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	29,412

		183,939

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,545

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	59,100

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 2.50% due 11/01/2026	50,000	47,097

125

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	$81,000	$88,599
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	213,494

		302,093

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	43,971
MetLife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	36,805
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	108,414
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	111,000	112,188

		301,378

Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,481

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	67,519
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	67,925

		135,444

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	85,000	91,587

Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	66,300

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	57,000	57,891
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	67,438

		125,329

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	120,000	113,980
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	55,000	58,898

Security Description	Principal Amount	Value (Note 3)
Medical-Biomedical/Gene (continued)
Celgene Corp. Senior Notes 5.00% due 08/15/2045	$35,000	$36,354
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	195,000	185,375
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	20,000	20,735

		415,342

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	40,000	39,366
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	35,000	33,431
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	23,490
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	55,000	51,525
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	55,000	54,100
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	135,000	134,187
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	135,000	113,416

		449,515

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	65,000	65,154
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	49,926
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	40,000	43,009
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	43,815

		201,904

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	234,600
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	130,812
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	105,000	105,525
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	100,000	105,500

		576,437

126

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	$86,000	$84,169

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	182,120

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	54,614
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	80,000	78,030
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	28,671

		161,315

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	100,635

Oil Companies-Exploration & Production — 0.2%
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	35,000	38,446
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	44,438
Hess Corp. Senior Notes 4.30% due 04/01/2027	160,000	160,266
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	74,550
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	55,000	57,225
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	61,425
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	95,950

		532,300

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.10% due 05/16/2021	140,000	138,649

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	78,875

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	40,100

Security Description	Principal Amount	Value (Note 3)
Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	$15,000	$14,994
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	54,000	59,904
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025*	65,000	68,737
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	25,000	26,388
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	30,000	35,747
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	165,000	170,105
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	10,000	9,422
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	19,433
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	25,000	24,005
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	35,135
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	50,422
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	15,634

		529,926

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	61,050
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	65,000	67,677
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	60,000	63,863

		192,590

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	111,120
American Tower Corp. Senior Notes 4.00% due 06/01/2025	130,000	130,251
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	130,000	136,500
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	129,350

127

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	$95,000	$91,989
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	30,000	29,232
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	202,086
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	44,928
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	7,524

		882,980

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	130,000	126,100
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	5,000	5,400
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	60,000	64,950
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	130,000	117,975
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	62,887
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	57,000	59,708

		437,020

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	45,000	38,875

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	147,000	145,227
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	45,000	42,660
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	58,000	59,530
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	66,686	81,284
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	101,127

		429,828

Security Description	Principal Amount	Value (Note 3)
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Notes 7.13% due 03/15/2023*	$100,000	$98,250

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	180,000	177,177

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	51,813

Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	95,907

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	10,000	9,566
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	180,000	180,860
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	275,000	242,275
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	50,000	43,645
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	85,000	84,600
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	40,000	41,150
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	80,600
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025	85,000	86,754
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	86,063
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	84,000	69,994
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	55,000	47,362
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	91,768
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	193,000	185,353
Windstream Services LLC Company Guar. Notes 7.75% due 10/01/2021	190,000	193,840

		1,443,830

128

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	$60,000	$61,050

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	61,950
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,444

		122,394

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	66,010
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	94,859
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	35,000	32,072
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	48,180
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	37,011
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,768
Philip Morris International, Inc. Senior Notes 4.25% due 11/10/2044	50,000	48,818
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	271,000	284,051

		615,769

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	160,000	158,824

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	71,588
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	114,927
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	32,044
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	25,000	27,918

		246,477

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	101,719

Security Description	Principal Amount	Value (Note 3)
Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	$45,000	$46,912
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	60,000	61,950

		108,862

Total U.S. Corporate Bonds & Notes (cost $25,622,065)		25,682,708

FOREIGN CORPORATE BONDS & NOTES — 3.7%
Banks-Commercial — 0.8%
Bank of Montreal Senior Notes 1.90% due 08/27/2021	205,000	199,037
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	206,187
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	251,119
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	357,926
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	255,517
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	199,804
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	201,365
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	200,927
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	65,000	64,841

		1,936,723

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 1.13% due 11/16/2018	510,000	507,422

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	200,000	199,500
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	65,000	67,692

		267,192

Diversified Banking Institutions — 0.4%
Barclays PLC Senior Notes 3.68% due 01/10/2023	375,000	375,437
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	245,504
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	251,371

		872,312

129

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	$250,000	$236,223

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	55,776

Finance-Commercial — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	63,461

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	149,709
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	150,000	152,814

		302,523

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	200,000	192,375

Industrial Gases — 0.1%
Air Liquide Finance SA Company Guar. Notes 1.75% due 09/27/2021*	200,000	192,958

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	253,593

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	100,312
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	185,000	173,706
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	135,000	122,385
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	70,000	59,066
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	125,606

		581,075

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	151,825
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	95,000	94,828

Security Description	Principal Amount	Value (Note 3)
Medical-Generic Drugs (continued)
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	$35,000	$34,509
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	35,000	34,933
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	140,000	138,981
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	70,000	64,636

		519,712

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	235,688

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	115,000	115,774
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	32,550

		148,324

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.22% due 11/28/2023	165,000	165,892
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	121,697
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	370,000	384,134
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	202,400
Petroleos Mexicanos Company Guar. Notes 4.61% due 03/11/2022*	169,000	175,549
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	54,000	50,129
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	130,000	124,298
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	89,735

		1,313,834

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	170,000	133,450

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV / NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	206,750

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	52,469

130

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	$235,000	$235,243

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	95,543
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	50,000	51,028

		146,571

Total Foreign Corporate Bonds & Notes (cost $8,573,270)		8,453,674

U.S. GOVERNMENT AGENCIES — 9.2%
Federal Home Loan Mtg. Corp. — 0.9%
3.00% due 08/01/2043	146,815	146,131
3.50% due 02/01/2030	260,895	273,419
3.50% due 03/01/2031	137,660	144,414
3.50% due 05/01/2031	73,380	76,994
3.50% due 05/01/2042	98,372	100,816
3.50% due 08/01/2042	41,779	42,886
3.50% due 09/01/2044	67,288	69,162
3.50% due 01/01/2045	85,044	87,414
3.50% due 05/01/2045	148,728	152,873
3.50% due 07/01/2045	161,319	165,537
3.50% due February 30 TBA	320,000	326,831
4.00% due February 30 TBA	70,000	73,432
4.50% due 10/01/2019	16,456	16,848
5.00% due 03/01/2019	4,116	4,239
5.50% due 07/01/2034	40,618	45,643
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2011-K12, Class B 4.34% due 01/25/2046*(2)	130,000	137,669
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(1)(3)	53,304	4,950
Series 4097, Class CI
3.00% due 08/15/2027(1)(3)	161,283	14,626
Series 4097, Class HI
3.00% due 08/15/2027(1)(3)	348,769	36,169
Series 4146, Class AI
3.00% due 12/15/2027(1)(3)	87,432	8,279
Series 4207, Class JI
3.00% due 05/15/2028(1)(3)	415,412	41,758
Series 4323, Class IW
3.50% due 04/15/2028(1)(3)	181,052	17,162
Series 4570, Class ST
5.23% due 04/15/2046 FRS(1)(3)	458,659	107,136

		2,094,388

Federal National Mtg. Assoc. — 5.6%
1.88% due 09/24/2026	815,000	751,939
2.50% due 10/01/2031	538,424	538,815
2.50% due February 15 TBA	470,000	470,000
3.00% due 05/01/2027	37,876	38,992
3.00% due 06/01/2027	42,370	43,625
3.00% due 12/01/2030	179,154	184,060
3.00% due 01/01/2031	373,615	383,607
3.00% due 05/01/2043	321,039	319,417
3.00% due 07/01/2043	1,008,557	1,003,462
3.00% due 12/01/2043	538,667	535,946
3.00% due February 15 TBA	260,000	266,744

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
3.10% due 01/01/2026	$230,000	$232,924
3.50% due 09/01/2030	85,370	89,518
3.50% due 11/01/2030	56,410	59,008
3.50% due 12/01/2030	94,797	99,223
3.50% due 01/01/2031	126,135	132,417
3.50% due 02/01/2031	54,673	57,308
3.50% due 03/01/2031	101,513	106,547
3.50% due 03/01/2042	16,737	17,192
3.50% due 08/01/2042	99,522	102,224
3.50% due 09/01/2042	36,948	37,951
3.50% due 10/01/2042	33,110	34,064
3.50% due 12/01/2042	126,185	129,709
3.50% due 02/01/2043	102,129	104,862
3.50% due 08/01/2044	579,001	593,776
3.50% due 03/01/2045	169,143	173,594
3.50% due 07/01/2045	302,322	310,279
3.50% due 08/01/2045	515,282	528,251
4.00% due 12/01/2041	283,034	299,027
4.00% due 03/01/2042	1,080,769	1,140,646
4.00% due 12/01/2042	152,246	160,320
4.00% due 02/01/2043	57,365	60,413
4.00% due 04/01/2043	46,537	49,166
4.00% due 04/01/2046	18,093	19,085
4.50% due 09/01/2041	178,860	192,710
4.50% due 10/01/2042	164,358	178,558
4.50% due 06/01/2044	803,186	866,535
4.50% due February 30 TBA	40,000	43,005
5.00% due 03/01/2018	3,464	3,545
5.00% due 04/01/2018	1,366	1,398
5.00% due 07/01/2018	4,823	4,936
5.00% due 08/01/2018	1,961	2,007
5.00% due 06/01/2019	7,635	7,844
5.00% due 08/01/2035	89,643	97,909
5.00% due 09/01/2041	183,494	200,337
5.00% due February 30 TBA	260,000	283,382
5.50% due 10/01/2017	4,237	4,253
5.50% due 11/01/2017	1,062	1,066
5.50% due 04/01/2037	286,528	320,820
6.00% due 08/01/2017	706	707
6.50% due 10/01/2039	29,061	33,030
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3
4.00% due 07/25/2030 (3)	261,527	36,363
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(1)(3)	293,588	30,172
Series 2012-144, Class EI
3.00% due 01/25/2028(1)(3)	73,488	6,775
Series 2012-145, Class EI
3.00% due 01/25/2028(1)(3)	150,066	15,243
Series 2012-150, Class BI
3.00% due 01/25/2028(1)(3)	176,114	17,811
Series 2013-10, Class YI
3.00% due 02/25/2028(1)(3)	138,156	13,127
Series 2013-9, Class IO
3.00% due 02/25/2028(1)(3)	62,455	5,996
Series 2013-15, Class QI
3.00% due 03/25/2028(1)(3)	60,742	5,833
Series 2014-25, Class E
3.00% due 04/25/2040(1)	235,037	240,779
Series 2014-61, Class HK
3.00% due 10/25/2040(1)	211,017	214,772

131

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-46, Class BA
3.00% due 05/25/2041(1)	$288,310	$294,798
Series 2014-13, Class KI
3.50% due 03/25/2029(1)(3)	256,125	28,120
Series 2015-55, Class E
3.50% due 10/25/2041(1)	359,274	372,914
Series 2010-116, Class BI
5.00% due 08/25/2020(1)(3)	52,873	2,525
Series 2011-3, Class KA
5.00% due 04/25/2040(1)	34,934	37,553
Series 2016-38, Class SA
5.23% due 06/25/2046 FRS(1)(3)	489,557	105,286
Series 2016-63, Class AS
5.23% due 09/25/2046 FRS(1)(3)	387,874	91,380

		12,835,600

Government National Mtg. Assoc. — 2.7%
3.50% due 01/20/2043	1,270,166	1,322,126
3.50% due 05/20/2043	641,605	667,853
3.50% due 04/20/2046	69,471	72,062
3.50% due 05/20/2046	63,172	65,527
3.50% due 01/20/2047	400,000	414,959
4.00% due 01/20/2046	569,403	602,651
4.00% due 03/20/2046	282,394	298,883
4.00% due 06/20/2046	105,833	112,013
4.00% due February 30 TBA	1,080,000	1,141,847
4.50% due 05/15/2039	44,186	47,980
4.50% due 07/15/2040	5,424	5,852
4.50% due 07/20/2040	23,065	25,061
4.50% due 10/20/2040	139,028	151,096
4.50% due 08/20/2045	107,719	115,593
5.00% due 10/20/2039	98,110	108,817
5.00% due 06/15/2040	131,808	145,745
5.00% due 07/20/2040	49,396	54,387
5.50% due 01/15/2034	175,907	195,788
7.50% due 01/15/2032	38,265	45,067
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(1)	83,741	86,023
Series 2010-116, Class HB
4.00% due 09/20/2040(1)	303,221	318,704
Series 2005-C, Class M1
5.42% due 10/20/2045 FRS(1)(3)	394,438	93,253

		6,091,287

Total U.S. Government Agencies (cost $21,396,523)		21,021,275

U.S. GOVERNMENT TREASURIES — 7.0%
United States Treasury Bonds — 1.5%
1.38% due 02/15/2044 TIPS(4)	117,027	129,249
2.25% due 08/15/2046	888,000	746,891
2.50% due 02/15/2045	307,500	274,576
2.50% due 02/15/2046	44,000	39,169
2.50% due 05/15/2046	110,000	97,874
2.88% due 08/15/2045	37,000	35,663
3.00% due 05/15/2045	765,000	756,185
3.00% due 11/15/2045	164,400	162,390
4.50% due 02/15/2036	910,000	1,149,799

		3,391,796

Security Description	Principal Amount	Value (Note 3)
United States Treasury Notes — 5.5%
0.13% due 07/15/2026 TIPS(4)	$906,246	$886,384
0.88% due 10/15/2018	1,430,000	1,424,023
0.88% due 06/15/2019	312,000	308,685
1.00% due 10/15/2019	1,680,000	1,662,019
1.00% due 11/15/2019	895,000	884,652
1.13% due 06/30/2021	1,507,000	1,461,614
1.25% due 11/15/2018	1,420,000	1,422,218
1.38% due 12/15/2019	1,900,000	1,896,363
1.50% due 08/15/2026	590,000	542,431
1.75% due 11/30/2021	369,000	366,607
2.00% due 12/31/2021	1,030,000	1,034,426
2.00% due 11/15/2026	835,000	802,416

		12,691,838

Total U.S. Government Treasuries (cost $16,315,786)		16,083,634

MUNICIPAL BONDS & NOTES — 0.5%
Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00% due 09/01/2035	110,000	126,513
City of Portland OR Water System Revenue Bonds 4.00% due 04/01/2034	55,000	58,244
Commonwealth of Massachusetts General Obligation Bonds 5.00% due 12/01/2026	35,000	42,581
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	284,936
New York State Environmental Facilities Corp. Revenue Bonds 5.00% due 06/15/2034	80,000	93,191
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	122,993
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	169,282
State of Connecticut Special Tax Revenue Bonds 5.00% due 09/01/2031	55,000	62,526
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	82,389
State of Washington General Obligation Bonds 5.00% due 07/01/2030	55,000	64,059

Total Municipal Bonds & Notes (cost $1,047,915)		1,106,714

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Regional Authority — 0.2%
Province of Alberta, Canada Senior Notes 1.90% due 12/09/2019	400,000	400,542

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	208,900
Republic of Colombia Senior Notes 5.00% due 06/15/2045	270,000	262,845

		471,745

132

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
SupraNational Banks — 0.4%
European Investment Bank Senior Notes 1.25% due 05/15/2018	$900,000	$899,504

Total Foreign Government Obligations (cost $1,763,037)		1,771,791

OPTIONS – PURCHASED — 0.0%
Call Options-Purchased(5) (cost $ 5,452)	22	2,750

Total Long-Term Investment Securities (cost $212,448,652)		225,523,146

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills
0.48% due 02/16/17(6)	1,500,000	1,499,718
0.51% due 02/16/17(6)	190,000	189,964

Total Short-Term Investment Securities (cost $1,689,447)		1,689,682

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $3,426,003 and collateralized by $3,415,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $3,494,723 (cost $3,426,000)	$3,426,000	$3,426,000

TOTAL INVESTMENTS (cost $217,564,099)(7)	100.7%	230,638,828
Liabilities in excess of other assets	(0.7)	(1,691,411)

NET ASSETS	100.0%	$228,947,417

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $9,770,522 representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	Options Purchased:

Exchange-Traded Call Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	February 2017	$126.50	22	$5,452	$2,750	$(2,702)

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 4 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
31	Long	U.S. Treasury 2 Year Notes	March 2017	$6,723,001	$6,720,703	$(2,298)
10	Long	U.S. Treasury 5 Year Notes	March 2017	1,181,614	1,178,672	(2,942)
7	Long	U.S. Treasury Long Bonds	March 2017	1,062,007	1,055,906	(6,101)
2	Long	U.S. Treasury 10 Year Notes	March 2017	248,474	248,938	464
53	Long	90 Day Euro Dollar	June 2017	13,115,410	13,087,025	(28,385)

133

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Futures Contracts — (continued)
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
22	Short	U.S. Treasury Ultra Bonds	March 2017	$2,963,122	$2,951,438	$11,684
53	Short	90 Day Euro Dollar	December 2018	12,988,853	12,988,313	540

						$(27,038)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$137,018,464	$—	$—	$137,018,464
Asset Backed Securities	—	14,382,136	—	14,382,136
U.S. Corporate Bonds & Notes	—	25,682,708	—	25,682,708
Foreign Corporate Bonds & Notes	—	8,453,674	—	8,453,674
U.S. Government Agencies	—	21,021,275	—	21,021,275
U.S. Government Treasuries	—	16,083,634	—	16,083,634
Municipal Bonds & Notes	—	1,106,714	—	1,106,714
Foreign Government Obligations	—	1,771,791	—	1,771,791
Options - Purchased	2,750	—	—	2,750
Short-Term Investment Securities	—	1,689,682	—	1,689,682
Repurchase Agreements	—	3,426,000	—	3,426,000

Total Investments at Value	$137,021,214	$93,617,614	$—	$230,638,828

Other Financial Instruments:+
Futures Contracts	$12,688	$—	$—	$12,688

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$39,726	$—	$—	$39,726

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

134

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.2%
Diversified Banking Institutions	7.0
Federal National Mtg. Assoc.	6.2
Medical-Drugs	4.4
Federal Home Loan Mtg. Corp.	3.6
United States Treasury Bonds	3.5
Tobacco	2.8
Banks-Super Regional	2.3
Electric-Integrated	2.3
Diversified Financial Services	2.3
Oil Companies-Integrated	2.1
Insurance-Multi-line	2.1
Diagnostic Equipment	2.0
Cable/Satellite TV	2.0
Computer Services	1.9
Telephone-Integrated	1.8
Diversified Manufacturing Operations	1.7
Oil Companies-Exploration & Production	1.6
U.S. Government Agencies	1.5
Food-Misc./Diversified	1.4
Government National Mtg. Assoc.	1.2
Banks-Commercial	1.1
Chemicals-Diversified	1.1
Aerospace/Defense	1.1
Real Estate Investment Trusts	1.1
Pipelines	1.1
Retail-Drug Store	1.1
Aerospace/Defense-Equipment	1.0
Banks-Fiduciary	0.9
Multimedia	0.9
Medical Instruments	0.8
Electronic Components-Semiconductors	0.8
Auto-Cars/Light Trucks	0.8
Instruments-Controls	0.8
Building Products-Air & Heating	0.7
Finance-Credit Card	0.7
Retail-Apparel/Shoe	0.6
Insurance Brokers	0.6
Transport-Rail	0.6
Insurance-Life/Health	0.6
Medical-HMO	0.6
Investment Management/Advisor Services	0.6
Cosmetics & Toiletries	0.6
Medical-Biomedical/Gene	0.6
Auto/Truck Parts & Equipment-Original	0.6
Networking Products	0.6
Insurance-Property/Casualty	0.6
Internet Content-Entertainment	0.5
Agricultural Operations	0.5
Federal Home Loan Bank	0.5
Retail-Discount	0.5
Commercial Services-Finance	0.5
Advertising Agencies	0.5
Applications Software	0.5
Semiconductor Components-Integrated Circuits	0.5
Beverages-Wine/Spirits	0.4
Electric-Distribution	0.4
Coatings/Paint	0.4
Computer Data Security	0.4
Transport-Services	0.4
Building & Construction Products-Misc.	0.4

Airlines	0.4%
Medical Products	0.4
Computers	0.4
Finance-Other Services	0.3
Cellular Telecom	0.3
Enterprise Software/Service	0.3
Oil-Field Services	0.3
Brewery	0.3
Retail-Restaurants	0.3
Medical-Wholesale Drug Distribution	0.3
Data Processing/Management	0.3
Retail-Consumer Electronics	0.3
Oil Refining & Marketing	0.3
Sovereign Agency	0.3
Web Portals/ISP	0.2
Agricultural Chemicals	0.2
Soap & Cleaning Preparation	0.2
Tools-Hand Held	0.2
Beverages-Non-alcoholic	0.2
Fisheries	0.2
Metal-Diversified	0.2
Vitamins & Nutrition Products	0.2
Municipal Bonds & Notes	0.2
Banks-Money Center	0.2
Banks-Special Purpose	0.2
Rental Auto/Equipment	0.2
Sovereign	0.1
Home Decoration Products	0.1
Distribution/Wholesale	0.1
Food-Meat Products	0.1
Food-Confectionery	0.1
Consumer Products-Misc.	0.1
Commercial Services	0.1
Machinery-Farming	0.1
Insurance-Mutual	0.1
Gas-Distribution	0.1
Private Equity	0.1
Hotels/Motels	0.1
Medical-Generic Drugs	0.1
Electric-Transmission	0.1
Pharmacy Services	0.1
Metal-Copper	0.1
Finance-Investment Banker/Broker	0.1
Food-Retail	0.1
Medical Labs & Testing Services	0.1
Printing-Commercial	0.1
Motorcycle/Motor Scooter	0.1
Wireless Equipment	0.1
Containers-Metal/Glass	0.1
Small Business Administration	0.1
Retail-Regional Department Stores	0.1
Computers-Memory Devices	0.1
Apparel Manufacturers	0.1
SupraNational Banks	0.1
Retail-Catalog Shopping	0.1
Medical-Hospitals	0.1
Retail-Auto Parts	0.1

99.9%

*	Calculated as a percentage of net assets

135

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 58.7%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	17,405	$409,540
Omnicom Group, Inc.	25,496	2,183,732

		2,593,272

Aerospace/Defense — 1.1%
Lockheed Martin Corp.	10,136	2,547,481
Northrop Grumman Corp.	15,080	3,454,526

		6,002,007

Aerospace/Defense-Equipment — 1.0%
L3 Technologies, Inc.	5,185	822,808
Orbital ATK, Inc.	3,704	322,063
United Technologies Corp.	36,563	4,009,864

		5,154,735

Agricultural Chemicals — 0.2%
Monsanto Co.	11,605	1,256,938

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	50,534	2,236,635
Bunge, Ltd.	7,843	542,814

		2,779,449

Airlines — 0.4%
Copa Holdings SA, Class A	13,742	1,339,708
Delta Air Lines, Inc.	16,026	757,068

		2,096,776

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	16,995	402,951

Applications Software — 0.5%
Intuit, Inc.	3,242	384,436
Microsoft Corp.	33,553	2,169,202

		2,553,638

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	24,057	880,727
Hyundai Motor Co.	5,074	609,089
Kia Motors Corp.	25,020	783,692

		2,273,508

Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	42,364	1,481,893
Delphi Automotive PLC	22,389	1,568,573

		3,050,466

Banks-Commercial — 0.3%
Royal Bank of Canada	8,478	609,569
Sumitomo Mitsui Financial Group, Inc.	25,400	1,001,288

		1,610,857

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	62,364	2,789,542
State Street Corp.	26,646	2,030,425

		4,819,967

Banks-Super Regional — 2.1%
PNC Financial Services Group, Inc.	22,649	2,728,298
SunTrust Banks, Inc.	10,681	606,894
US Bancorp	76,867	4,047,048
Wells Fargo & Co.	67,263	3,788,925

		11,171,165

Security Description	Shares	Value (Note 3)
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	13,925	$480,830
PepsiCo, Inc.	5,834	605,453

		1,086,283

Beverages-Wine/Spirits — 0.3%
Diageo PLC	63,818	1,769,036

Building & Construction Products-Misc. — 0.4%
Owens Corning	40,421	2,233,260

Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	84,951	3,736,145

Cable/Satellite TV — 1.7%
Charter Communications, Inc., Class A†	8,958	2,901,944
Comcast Corp., Class A	81,637	6,157,063

		9,059,007

Chemicals-Diversified — 1.1%
Celanese Corp., Series A	9,833	829,905
E.I. du Pont de Nemours & Co.	17,287	1,305,169
PPG Industries, Inc.	39,188	3,919,192

		6,054,266

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	29,875	866,375
Sherwin-Williams Co.	4,905	1,490,188

		2,356,563

Commercial Services — 0.1%
Aramark	20,390	689,998

Commercial Services-Finance — 0.5%
Equifax, Inc.	8,605	1,009,195
Moody’s Corp.	6,514	675,306
S&P Global, Inc.	1,845	221,732
Sabre Corp.	31,004	759,598

		2,665,831

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	23,796	2,350,331

Computer Services — 1.9%
Accenture PLC, Class A	37,532	4,273,769
Amdocs, Ltd.	4,629	271,768
Cognizant Technology Solutions Corp., Class A†	6,960	366,026
Hewlett Packard Enterprise Co.	89,048	2,019,609
International Business Machines Corp.	17,446	3,044,676

		9,975,848

Computers — 0.2%
Apple, Inc.	6,815	827,000

Computers-Memory Devices — 0.1%
Seagate Technology PLC	9,802	442,560

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	5,969	723,025

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	9,256	501,398

Cosmetics & Toiletries — 0.6%
Coty, Inc., Class A	53,912	1,035,110
Procter & Gamble Co.	23,494	2,058,075

		3,093,185

136

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	12,328	$979,090
Fiserv, Inc.†	4,405	473,229

		1,452,319

Diagnostic Equipment — 1.9%
Abbott Laboratories	89,903	3,755,248
Danaher Corp.	40,493	3,398,173
Thermo Fisher Scientific, Inc.	21,353	3,253,984

		10,407,405

Distribution/Wholesale — 0.1%
LKQ Corp.†	24,025	766,638

Diversified Banking Institutions — 5.1%
Bank of America Corp.	196,939	4,458,699
BNP Paribas SA	6,950	443,999
Citigroup, Inc.	41,693	2,327,720
Goldman Sachs Group, Inc.	18,761	4,302,273
JPMorgan Chase & Co.	134,102	11,349,052
Morgan Stanley	85,290	3,623,972
UBS Group AG	55,976	903,377

		27,409,092

Diversified Manufacturing Operations — 1.6%
3M Co.	21,077	3,684,681
Eaton Corp. PLC	23,589	1,669,629
Illinois Tool Works, Inc.	18,223	2,317,966
Ingersoll-Rand PLC	7,507	595,681
Pentair PLC	7,383	432,865

		8,700,822

Electric-Distribution — 0.3%
PPL Corp.	51,772	1,803,736

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	15,859	1,015,928
Duke Energy Corp.	16,762	1,316,487
Engie SA	41,376	494,222
Exelon Corp.	39,771	1,426,983
FirstEnergy Corp.	18,107	549,004
Public Service Enterprise Group, Inc.	13,633	603,260
SSE PLC	23,270	435,885
WEC Energy Group, Inc.	9,331	550,996
Xcel Energy, Inc.	7,731	319,445

		6,712,210

Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	3,244	647,178
Intel Corp.	24,248	892,811
Texas Instruments, Inc.	34,265	2,588,378

		4,128,367

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,508	221,691

Enterprise Software/Service — 0.3%
CA, Inc.	8,547	267,265
Oracle Corp.	37,876	1,519,206

		1,786,471

Finance-Credit Card — 0.6%
American Express Co.	13,080	999,051
Discover Financial Services	19,815	1,372,783

Security Description	Shares	Value (Note 3)
Finance-Credit Card (continued)
Visa, Inc., Class A	6,954	$575,165

		2,946,999

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	13,986	576,783

Finance-Other Services — 0.2%
Nasdaq, Inc.	17,367	1,225,068

Fisheries — 0.2%
Marine Harvest ASA	58,703	1,037,687

Food-Confectionery — 0.1%
J.M. Smucker Co.	4,244	576,547

Food-Misc./Diversified — 1.2%
Danone SA	14,544	910,457
General Mills, Inc.	28,861	1,803,235
Kellogg Co.	9,033	656,789
Mondelez International, Inc., Class A	15,199	673,012
Nestle SA	34,145	2,494,754

		6,538,247

Food-Retail — 0.1%
Kroger Co.	16,021	544,073

Gas-Distribution — 0.1%
Sempra Energy	6,335	648,641

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,836	181,558

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	7,504	634,838

Instruments-Controls — 0.8%
Honeywell International, Inc.	34,711	4,107,006

Insurance Brokers — 0.5%
Aon PLC	23,713	2,672,455

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	30,826	3,240,121

Insurance-Multi-line — 2.0%
Chubb, Ltd.	30,772	4,046,210
MetLife, Inc.	94,622	5,148,383
Zurich Insurance Group AG	5,077	1,454,530

		10,649,123

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	25,098	2,956,042

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	22,053	2,873,947

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	4,816	1,801,088
Franklin Resources, Inc.	27,926	1,109,779
T. Rowe Price Group, Inc.	2,901	195,643

		3,106,510

Machinery-Farming — 0.1%
Deere & Co.	6,175	661,034

Medical Instruments — 0.7%
Medtronic PLC	52,280	3,974,326

Medical Products — 0.2%
Zimmer Biomet Holdings, Inc.	8,268	978,352

137

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 0.3%
Celgene Corp.†	7,553	$877,281
Gilead Sciences, Inc.	6,790	491,935

		1,369,216

Medical-Drugs — 4.1%
Allergan PLC†	2,892	633,030
Bayer AG	19,688	2,174,201
Bristol-Myers Squibb Co.	11,011	541,301
Eli Lilly & Co.	41,049	3,162,004
Johnson & Johnson	51,936	5,881,752
Merck & Co., Inc.	94,407	5,852,290
Novartis AG	3,251	238,022
Pfizer, Inc.	94,135	2,986,904
Roche Holding AG	927	218,272

		21,687,776

Medical-HMO — 0.2%
Cigna Corp.	8,163	1,193,594

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	3,391	272,229

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	10,555	1,468,728

Metal-Diversified — 0.2%
Rio Tinto PLC	20,868	916,455

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	9,187	524,026

Multimedia — 0.7%
Time Warner, Inc.	27,570	2,670,154
Twenty-First Century Fox, Inc., Class A	21,499	674,639
Walt Disney Co.	2,497	276,293

		3,621,086

Networking Products — 0.6%
Cisco Systems, Inc.	97,978	3,009,884

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	15,628	1,086,615
Canadian Natural Resources, Ltd.	12,142	367,053
EOG Resources, Inc.	20,145	2,046,329
EQT Corp.	11,071	671,235
Hess Corp.	13,585	736,035
Noble Energy, Inc.	20,685	822,435
Occidental Petroleum Corp.	25,953	1,758,835
Rice Energy, Inc.†	24,351	482,880

		7,971,417

Oil Companies-Integrated — 1.3%
BP PLC	273,776	1,628,543
Chevron Corp.	19,110	2,127,898
Exxon Mobil Corp.	30,247	2,537,421
Galp Energia SGPS SA	37,203	546,988

		6,840,850

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	5,360	352,474

Oil-Field Services — 0.3%
Schlumberger, Ltd.	20,259	1,695,881

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	8,736	601,736

Security Description	Shares	Value (Note 3)
Pipelines — 0.5%
Enterprise Products Partners LP	38,137	$1,080,421
Plains All American Pipeline LP	11,742	368,582
Western Gas Partners LP	8,219	504,482
Williams Partners LP	20,125	825,930

		2,779,415

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	31,676	527,507

Private Equity — 0.1%
Blackstone Group LP	20,967	642,219

Real Estate Investment Trusts — 1.0%
Annaly Capital Management, Inc.	40,165	410,486
LaSalle Hotel Properties	15,565	469,596
Medical Properties Trust, Inc.	154,743	1,972,973
Starwood Property Trust, Inc.	49,173	1,094,591
STORE Capital Corp.	33,631	795,710
Washington Prime Group, Inc.	75,941	732,831

		5,476,187

Retail-Apparel/Shoe — 0.6%
Gap, Inc.	92,923	2,140,017
Ross Stores, Inc.	19,410	1,283,195

		3,423,212

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	1,522	249,973

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	3,440	351,396

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	31,748	1,413,421

Retail-Discount — 0.5%
Target Corp.	34,122	2,200,187
Wal-Mart Stores, Inc.	7,056	470,917

		2,671,104

Retail-Drug Store — 0.8%
CVS Health Corp.	54,407	4,287,816

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	11,723	466,927

Retail-Restaurants — 0.3%
Brinker International, Inc.	15,867	706,081
Starbucks Corp.	6,658	367,655
Yum! Brands, Inc.	8,668	568,014

		1,641,750

Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products, Inc.	16,312	725,558
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	57,109	1,765,239

		2,490,797

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	6,392	547,119

Telephone-Integrated — 1.2%
AT&T, Inc.	14,041	591,968
Frontier Communications Corp.	91,240	318,428
TDC A/S†	77,911	410,001
Telefonica Brasil SA ADR	29,850	441,183
Verizon Communications, Inc.	94,158	4,614,684

		6,376,264

138

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Tobacco — 2.5%
Altria Group, Inc.	59,629	$4,244,392
Japan Tobacco, Inc.	9,300	299,814
Philip Morris International, Inc.	90,347	8,685,057

		13,229,263

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	8,833	1,095,292

Transport-Rail — 0.6%
Canadian National Railway Co.	8,298	576,877
Union Pacific Corp.	25,091	2,674,199

		3,251,076

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	20,900	2,280,817

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	14,199	1,000,462

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	850	697,162

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,330	510,894

Total Common Stocks (cost $244,128,260)		313,782,998

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Electric-Integrated — 0.2%
Exelon Corp. 6.50%	21,284	1,055,048

Food-Meat Products — 0.1%
Tyson Foods, Inc. 4.75%	11,100	756,576

Medical-Drugs — 0.1%
Allergan PLC 5.50%	796	630,026

Telephone-Integrated — 0.1%
Frontier Communications Corp. 11.13%	3,518	257,201

Total Convertible Preferred Securities (cost $2,606,830)		2,698,851

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(1)	593,000	726,425

Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 06/25/2037*	510,000	554,625

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 12/31/2049*(1)	400,000	433,500

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	474,000	475,185

Total Preferred Securities/Capital Securities (cost $2,009,322)		2,189,735

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	$630,000	$626,620
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.36% due 12/28/2040*(2)	381,953	292,961
Cent CLO LP FRS Series 2013-17A, Class A1 2.34% due 01/30/2025*(3)	529,000	527,594
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 1.77% due 06/15/2028*(2)	720,000	723,682
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(4)	634,443	637,588
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	851,866
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	687,003	694,789
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	478,344
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 2.12% due 07/15/2025*(3)	680,000	680,031
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	350,144
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	270,412
Fortress Credit BSL, Ltd. FRS Series 2013-1A, Class A 2.20% due 01/19/2025*(3)	449,206	447,782
GCCFC Commercial Mtg. Trust Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	262,460	262,324
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	124,988	120,476
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	892,336
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.19% due 04/25/2025*(3)	617,000	616,576
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,034,841
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.76% due 06/15/2049(4)	350,077	351,388
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.25% due 11/15/2030*(4)(5)	538,677	4,487

139

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	$251,223	$213,729
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A3 5.72% due 06/15/2049(4)	586,866	588,459
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	916,010

Total Asset Backed Securities (cost $12,000,105)		11,582,439

U.S. CORPORATE BONDS & NOTES — 8.1%
Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	480,714
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	246,000	260,871
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	571,203

		1,312,788

Banks-Super Regional — 0.2%
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	600,000	600,000
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	273,409

		873,409

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	707,000	709,025
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	981,390

		1,690,415

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	472,128
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	918,579

		1,390,707

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	255,690
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	492,616

		748,306

Security Description	Principal Amount	Value (Note 3)
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	$740,000	$746,807
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	215,317

		962,124

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	498,128

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	831,787
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,328,193
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	500,000	496,129
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	515,086
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	464,040
JPMorgan Chase & Co. FRS Senior Notes 1.00% due 02/01/2028	691,000	694,463
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	840,337
Morgan Stanley Senior Notes 3.63% due 01/20/2027	690,000	679,511
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	679,054
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	253,126
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,339,459

		8,121,185

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. FRS Senior Notes 1.63% due 01/09/2020	399,000	403,134

Electric-Integrated — 0.8%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	430,050
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	76,617
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	691,604

140

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	$166,000	$218,300
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	563,923
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	534,278
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	188,369
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	680,303
Southern Co. Senior Notes 3.25% due 07/01/2026	804,000	777,670

		4,161,114

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	602,850

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	747,045

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	190,990
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	549,426

		740,416

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,404

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	256,000	260,495

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	570,000	587,597

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	619,324

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	367,325
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	293,341

		660,666

Security Description	Principal Amount	Value (Note 3)
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	$245,000	$242,924

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	627,569

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	535,962

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	325,000	330,082
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	752,727

		1,082,809

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	325,069
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,200,680
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	195,052

		1,720,801

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	704,000	703,029
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	853,836
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	375,264

		1,932,129

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	581,175

Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	99,000	101,485

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	871,500

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 1.08% due 11/15/2017	1,056,000	1,056,739

141

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	$1,068,000	$1,025,248

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	614,936
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	527,811
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	132,509
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	265,145
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	708,000	801,767

		2,342,168

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	502,484

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	901,890

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	219,143

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	685,000	703,067
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	529,000	539,931
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	265,000	266,106

		1,509,104

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	515,567
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	500,296
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	560,836
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	637,000	653,811
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	195,000	236,437

		2,466,947

Security Description	Principal Amount	Value (Note 3)
Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	$907,000	$950,679

Total U.S. Corporate Bonds & Notes (cost $41,524,837)		43,201,863

FOREIGN CORPORATE BONDS & NOTES — 3.7%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	532,706

Banks-Commercial — 0.7%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	567,456
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bonds 4.10% due 09/09/2023*	530,000	560,355
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	493,911
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	257,169
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	515,228
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	730,483
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.01% due 10/19/2026	691,000	657,168
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	200,927

		3,982,697

Banks-Money Center — 0.1%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	409,361

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	903,040

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	635,884

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,055,672

Diversified Banking Institutions — 0.3%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	493,000	502,529
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	674,460

142

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*(2)	$523,000	$528,575

		1,705,564

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	256,000	261,458

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(2)	561,000	568,497

Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	660,726

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	930,000	873,224

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	287,479
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	337,354

		624,833

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	647,364

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	207,487
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	575,045
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,132,358
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	229,916
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	251,000	233,007
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	424,000	424,588
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	606,331

		3,408,732

Security Description	Principal Amount	Value (Note 3)
Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	$774,000	$777,058

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	674,203

Sovereign Agency — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,089,564

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(2)	517,000	522,100

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	693,789

Total Foreign Corporate Bonds & Notes (cost $19,618,678)		20,026,472

U.S. GOVERNMENT AGENCIES — 11.7%
Federal Home Loan Bank — 0.5%
3.50% due 11/01/2046	287,568	294,073
3.50% due 12/01/2046	1,273,371	1,301,530
3.50% due 01/01/2047	1,102,277	1,126,652

		2,722,255

Federal Home Loan Mtg. Corp. — 3.6%
3.00% due 03/01/2043	391,372	389,547
3.00% due 04/01/2043	906,527	902,356
3.00% due 05/01/2043	782,341	778,483
3.00% due 05/01/2046	403,174	399,668
3.00% due 10/01/2046	713,142	706,940
3.00% due 11/01/2046	934,141	926,017
3.00% due 12/01/2046	1,431,736	1,417,065
3.50% due 02/01/2042	424,995	436,420
3.50% due 04/01/2042	252,347	260,084
3.50% due 12/01/2042	659,277	677,654
3.50% due 04/01/2043	178,475	183,449
3.50% due 07/01/2043	244,455	250,814
3.50% due 08/01/2043	420,345	431,273
3.50% due 12/01/2045	503,797	514,937
4.00% due 11/01/2040	506,652	532,828
4.00% due 01/01/2041	1,027,792	1,083,694
4.00% due 04/01/2044	360,007	378,132
4.50% due 08/01/2018	16,540	16,935
4.50% due 11/01/2018	38,523	39,442
4.50% due 01/01/2019	11,055	11,334
4.50% due 03/01/2019	3,159	3,241
4.50% due 08/01/2019	2,625	2,693
4.50% due 02/01/2020	4,895	5,012
4.50% due 08/01/2024	159,023	167,306
4.50% due 04/01/2035	30,065	32,362
4.50% due 07/01/2039	225,627	242,833
4.50% due 09/01/2039	98,243	105,953
4.50% due 10/01/2039	56,519	60,827
4.50% due 12/01/2039	90,499	97,399
4.50% due 05/01/2042	154,894	166,723
5.00% due 03/01/2018	8,255	8,450

143

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 05/01/2018	$10,789	$11,043
5.00% due 09/01/2018	10,884	11,150
5.00% due 02/01/2019	19,942	20,412
5.00% due 09/01/2033	126,385	138,721
5.00% due 03/01/2034	50,907	55,756
5.00% due 04/01/2034	22,617	24,783
5.00% due 08/01/2035	33,314	36,399
5.00% due 10/01/2035	72,658	79,534
5.00% due 11/01/2035	225,048	245,957
5.00% due 12/01/2036	40,302	44,009
5.00% due 07/01/2039	305,108	331,892
5.50% due 01/01/2019	16,572	16,768
5.50% due 04/01/2019	2,791	2,859
5.50% due 06/01/2019	1,971	2,006
5.50% due 07/01/2019	2,361	2,378
5.50% due 10/01/2024	32,956	36,508
5.50% due 06/01/2025	48,101	53,274
5.50% due 07/01/2025	29,209	32,362
5.50% due 08/01/2025	41,162	45,589
5.50% due 09/01/2025	27,458	30,594
5.50% due 12/01/2033	83,476	95,754
5.50% due 01/01/2034	126,566	142,296
5.50% due 04/01/2034	21,136	23,602
5.50% due 11/01/2034	15,799	17,775
5.50% due 05/01/2035	18,799	20,984
5.50% due 09/01/2035	31,464	35,356
5.50% due 10/01/2035	24,397	27,586
6.00% due 04/01/2017	181	181
6.00% due 07/01/2017	253	254
6.00% due 10/01/2017	429	431
6.00% due 08/01/2019	16,995	17,494
6.00% due 09/01/2019	2,484	2,520
6.00% due 11/01/2019	5,658	5,811
6.00% due 05/01/2021	6,033	6,264
6.00% due 10/01/2021	34,939	36,660
6.00% due 02/01/2023	48,401	54,511
6.00% due 12/01/2025	18,976	21,372
6.00% due 02/01/2026	16,617	18,715
6.00% due 04/01/2034	59,555	68,226
6.00% due 07/01/2034	58,845	66,992
6.00% due 08/01/2034	147,406	168,809
6.00% due 09/01/2034	5,270	5,935
6.00% due 07/01/2035	41,890	47,762
6.00% due 08/01/2035	34,325	39,038
6.00% due 11/01/2035	63,675	72,844
6.00% due 03/01/2036	15,269	17,197
6.00% due 07/01/2036	14,946	16,833
6.00% due 10/01/2036	31,457	35,852
6.00% due 01/01/2037	50,266	57,498
6.00% due 03/01/2037	8,510	9,584
6.00% due 05/01/2037	66,025	75,578
6.00% due 06/01/2037	41,145	46,531
6.50% due 05/01/2034	12,513	14,105
6.50% due 06/01/2034	39,986	45,072
6.50% due 08/01/2034	61,274	69,069
6.50% due 10/01/2034	36,246	41,908
6.50% due 11/01/2034	1,426	1,608
6.50% due 05/01/2037	43,268	49,501
6.50% due 07/01/2037	29,245	32,965
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K712, Class A2 1.87% due 11/25/2019(4)	225,000	225,372

Security Description	Principal Amount	Value (Note 3)
Federal Home Loan Mtg. Corp. (continued)
Series K704, Class A2
2.41% due 08/25/2018(4)	$274,538	$277,536
Series K503, Class A2
2.46% due 08/25/2019(4)	200,000	202,878
Series K026, Class A2
2.51% due 11/25/2022(4)	263,000	265,171
Series K042, Class A2
2.67% due 12/25/2024(4)	320,000	318,934
Series K055, Class A2
2.67% due 03/25/2026	232,000	228,094
Series K025, Class A2
2.68% due 10/25/2022(4)	200,000	203,167
Series K720, Class A2
2.72% due 06/25/2022(4)	218,832	223,303
Series K718, Class A2
2.79% due 01/25/2022(4)	299,000	306,365
Series K028, Class A2
3.11% due 02/25/2023(4)	439,000	455,138
Series K702, Class A2
3.15% due 02/25/2018(4)	65,728	66,589
Series K041, Class A2
3.17% due 10/25/2024(4)	267,000	275,618
Series K030, Class A2
3.25% due 04/25/2023 VRS(4)	507,000	529,003
Series K060, Class A2
3.27% due 10/25/2026(4)	193,000	198,530
Series K029, Class A2
3.32% due 02/25/2023 VRS(4)	118,000	123,787
Series K035, Class A2
3.46% due 08/25/2023 VRS(4)	523,000	551,203
Series K003, Class A5
5.09% due 03/25/2019(4)	793,000	839,109

		19,252,135

Federal National Mtg. Assoc. — 6.2%
1.00% due 04/01/2044	112,788	118,791
2.41% due 05/01/2023	102,896	102,085
2.55% due 05/01/2023	94,303	94,280
2.59% due 05/01/2023	96,558	96,734
2.70% due 07/01/2025	75,000	73,695
3.00% due 03/01/2027	75,086	77,310
3.00% due 04/01/2027	222,585	229,148
3.00% due 04/01/2030	217,064	222,869
3.00% due 05/01/2030	245,410	251,973
3.00% due 10/01/2030	262,832	269,862
3.00% due 11/01/2030	228,417	234,526
3.00% due 12/01/2030	393,234	403,751
3.00% due 04/01/2031	332,199	341,083
3.00% due 12/01/2031	950,660	978,597
3.00% due 09/01/2046	151,446	150,258
3.00% due 10/01/2046	902,584	894,992
3.00% due 11/01/2046	712,755	707,163
3.50% due 11/01/2041	37,380	38,487
3.50% due 01/01/2042	492,573	506,657
3.50% due 01/01/2043	167,868	172,426
3.50% due 04/01/2043	551,195	566,156
3.50% due 05/01/2043	838,326	857,370
3.50% due 06/01/2043	313,095	321,580
3.50% due 07/01/2043	883,165	907,144
3.50% due 08/01/2043	287,920	295,737
3.50% due 09/01/2043	1,176,354	1,208,006
3.50% due 02/01/2045	842,171	865,253
3.50% due 09/01/2045	1,004,307	1,027,020

144

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 10/01/2045	$1,106,559	$1,133,711
3.50% due 01/01/2046	210,492	215,981
3.50% due 05/01/2046	312,664	320,325
3.50% due 07/01/2046	853,323	874,918
3.50% due 10/01/2046	275,433	281,662
3.80% due 02/01/2018	81,962	83,054
3.83% due 07/01/2018	65,693	67,388
4.00% due 09/01/2040	905,940	952,861
4.00% due 11/01/2040	209,221	220,280
4.00% due 12/01/2040	210,391	221,100
4.00% due 12/01/2040	287,377	302,631
4.00% due 02/01/2041	554,918	583,823
4.00% due 06/01/2041	568,327	598,526
4.00% due 11/01/2041	193,222	203,593
4.00% due 01/01/2042	1,247,755	1,314,292
4.00% due 04/01/2042	168,363	177,224
4.00% due 10/01/2042	143,780	150,996
4.00% due 12/01/2042	173,211	182,315
4.00% due 01/01/2043	264,023	278,379
4.00% due 04/01/2043	42,187	44,449
4.00% due 05/01/2043	530,372	559,539
4.00% due 06/01/2043	247,510	260,798
4.00% due 07/01/2043	242,488	254,491
4.00% due 01/01/2044	103,648	109,494
4.00% due 11/01/2044	220,501	231,385
4.00% due 02/01/2045	316,532	334,626
4.50% due 04/01/2018	6,720	6,894
4.50% due 06/01/2018	12,382	12,703
4.50% due 07/01/2018	5,428	5,569
4.50% due 03/01/2019	16,030	16,446
4.50% due 04/01/2020	29,191	30,146
4.50% due 07/01/2020	8,203	8,471
4.50% due 08/01/2033	133,077	143,219
4.50% due 03/01/2034	408,731	441,967
4.50% due 01/01/2040	122,328	131,721
4.50% due 02/01/2041	241,959	261,383
4.50% due 04/01/2041	340,192	367,238
4.50% due 01/01/2043	266,766	287,342
4.50% due 04/01/2044	1,550,915	1,671,743
4.50% due 06/01/2044	173,485	186,866
4.60% due 09/01/2019	79,162	83,913
5.00% due 02/01/2018	25,775	26,378
5.00% due 12/01/2018	32,577	33,374
5.00% due 07/01/2019	14,395	14,789
5.00% due 11/01/2019	20,492	20,971
5.00% due 03/01/2020	12,818	13,118
5.00% due 07/01/2020	11,411	11,678
5.00% due 08/01/2020	11,132	11,674
5.00% due 12/01/2020	30,940	32,037
5.00% due 11/01/2033	68,456	74,928
5.00% due 03/01/2034	54,129	59,082
5.00% due 05/01/2034	21,269	23,244
5.00% due 08/01/2034	21,521	23,502
5.00% due 09/01/2034	61,124	66,886
5.00% due 06/01/2035	96,738	105,694
5.00% due 07/01/2035	198,586	217,027
5.00% due 08/01/2035	43,488	47,490
5.00% due 09/01/2035	33,443	36,559
5.00% due 10/01/2035	172,305	188,170
5.00% due 10/01/2039	66,105	72,653
5.00% due 11/01/2039	99,554	109,332
5.00% due 11/01/2040	66,825	73,435

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
5.00% due 01/01/2041	$19,824	$21,842
5.00% due 03/01/2041	44,276	48,258
5.37% due 05/01/2018	487,354	501,511
5.50% due 11/01/2017	4,696	4,744
5.50% due 01/01/2018	1,356	1,357
5.50% due 02/01/2018	6,092	6,158
5.50% due 07/01/2019	36,104	37,226
5.50% due 08/01/2019	7,338	7,554
5.50% due 09/01/2019	36,223	37,429
5.50% due 01/01/2021	28,757	29,919
5.50% due 03/01/2021	11,705	12,278
5.50% due 05/01/2022	17,704	18,921
5.50% due 02/01/2033	58,439	65,407
5.50% due 06/01/2033	81,700	91,406
5.50% due 07/01/2033	271,113	303,307
5.50% due 11/01/2033	92,327	103,397
5.50% due 12/01/2033	8,217	9,115
5.50% due 01/01/2034	74,837	83,563
5.50% due 02/01/2034	143,553	160,811
5.50% due 03/01/2034	24,971	28,375
5.50% due 04/01/2034	30,454	33,872
5.50% due 05/01/2034	177,625	200,325
5.50% due 06/01/2034	14,280	15,996
5.50% due 07/01/2034	199,828	223,781
5.50% due 09/01/2034	285,822	319,295
5.50% due 10/01/2034	387,568	433,941
5.50% due 11/01/2034	391,753	437,193
5.50% due 12/01/2034	154,938	173,608
5.50% due 01/01/2035	284,602	319,228
5.50% due 04/01/2035	34,950	39,126
5.50% due 09/01/2035	143,591	161,828
5.50% due 06/01/2036	65,048	72,142
5.50% due 03/01/2037	40,589	45,903
6.00% due 02/01/2017	34	34
6.00% due 08/01/2017	1,731	1,740
6.00% due 03/01/2018	941	950
6.00% due 11/01/2018	8,082	8,213
6.00% due 01/01/2021	21,135	22,119
6.00% due 05/01/2021	7,642	8,044
6.00% due 07/01/2021	41,618	44,015
6.00% due 11/01/2025	26,576	30,004
6.00% due 04/01/2034	94,567	108,864
6.00% due 05/01/2034	75,294	85,008
6.00% due 06/01/2034	232,973	267,115
6.00% due 07/01/2034	119,231	136,051
6.00% due 08/01/2034	56,140	63,552
6.00% due 10/01/2034	143,763	164,183
6.00% due 11/01/2034	15,068	17,080
6.00% due 12/01/2034	4,387	4,953
6.00% due 08/01/2035	37,294	42,689
6.00% due 09/01/2035	71,942	82,688
6.00% due 10/01/2035	52,092	59,858
6.00% due 11/01/2035	10,471	11,853
6.00% due 12/01/2035	129,787	148,948
6.00% due 02/01/2036	123,372	141,144
6.00% due 03/01/2036	11,808	13,487
6.00% due 04/01/2036	28,205	32,201
6.00% due 06/01/2036	13,738	15,711
6.00% due 12/01/2036	20,981	23,957
6.00% due 07/01/2037	45,121	51,728
6.50% due 06/01/2031	29,102	32,922
6.50% due 07/01/2031	1,770	2,003
6.50% due 09/01/2031	23,325	26,387

145

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 02/01/2032	$14,795	$16,737
6.50% due 07/01/2032	85,483	98,623
6.50% due 08/01/2032	57,364	66,329
6.50% due 01/01/2033	41,478	46,922
6.50% due 04/01/2034	14,080	16,133
6.50% due 06/01/2034	15,997	18,096
6.50% due 08/01/2034	27,264	30,842
6.50% due 05/01/2036	43,275	49,278
6.50% due 01/01/2037	11,566	13,084
6.50% due 02/01/2037	85,652	98,513
6.50% due 05/01/2037	49,450	56,350
6.50% due 07/01/2037	36,387	41,162
Federal National Mtg. Assoc. REMIC Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	352,323	355,708

		33,492,530

Government National Mtg. Assoc. — 1.2%
3.00% due 02/15/2043	321,536	325,004
3.00% due 06/20/2043	404,057	409,214
3.00% due 07/20/2043	286,874	290,535
3.50% due 12/15/2041	228,231	237,415
3.50% due 02/15/2042	95,298	99,087
3.50% due 06/20/2043	536,438	558,383
3.50% due 07/20/2043	692,672	721,010
3.50% due 05/20/2046	242,760	251,813
4.00% due 01/20/2041	669,205	712,697
4.00% due 02/20/2041	167,553	177,896
4.00% due 04/20/2041	125,348	133,071
4.00% due 02/20/2042	181,268	192,181
4.50% due 07/20/2033	11,052	11,957
4.50% due 09/20/2033	78,746	85,143
4.50% due 12/20/2034	33,066	35,774
4.50% due 11/15/2039	198,884	215,254
4.50% due 03/15/2040	212,911	235,274
4.50% due 04/15/2040	258,198	278,940
4.50% due 06/15/2040	103,275	112,838
4.50% due 01/20/2041	160,973	174,508
5.00% due 07/20/2033	17,317	19,328
5.00% due 06/15/2034	79,018	87,405
5.00% due 10/15/2034	35,024	38,739
5.50% due 11/15/2032	102,362	114,588
5.50% due 05/15/2033	294,222	331,796
5.50% due 12/15/2033	90,140	101,584
5.50% due 10/15/2035	3,346	3,755
6.00% due 09/15/2032	72,147	83,423
6.00% due 04/15/2033	109,884	127,057
6.00% due 02/15/2034	100,442	116,451
6.00% due 07/15/2034	50,839	59,029
6.00% due 09/15/2034	24,286	27,460
6.00% due 01/20/2035	22,466	26,271
6.00% due 02/20/2035	30,722	35,910
6.00% due 04/20/2035	18,153	21,222
6.00% due 01/15/2038	127,646	146,567

		6,598,579

Small Business Administration — 0.1%
Small Business Administration
Series 2003-20G, Class 1
4.35% due 07/01/2023	14,924	15,545

Security Description	Principal Amount	Value (Note 3)
Small Business Administration (continued)
Series 2004-20D, Class 1
4.77% due 04/01/2024	$55,448	$57,963
Series 2005-20C, Class 1
4.95% due 03/01/2025	143,826	151,659
Series 2004-20I, Class 1
4.99% due 09/01/2024	84,026	88,267
Series 2004-20E, Class 1
5.18% due 05/01/2024	78,276	82,315
Series 2004-20F, Class 1
5.52% due 06/01/2024	92,175	98,230

		493,979

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	269,212

Total U.S. Government Agencies (cost $61,846,114)		62,828,690

U.S. GOVERNMENT TREASURIES — 12.7%
United States Treasury Bonds — 3.5%
United States Treasury Bonds
2.50% due 02/15/2045	6,316,000	5,639,746
2.88% due 05/15/2043	6,439,000	6,236,023
4.50% due 08/15/2039	4,387,400	5,510,987
5.00% due 05/15/2037	16,000	21,447
5.25% due 02/15/2029	1,000	1,278
6.00% due 02/15/2026	170,000	219,479
6.25% due 08/15/2023	128,000	159,995
6.75% due 08/15/2026	377,000	515,327
8.00% due 11/15/2021	318,000	406,543

		18,710,825

United States Treasury Notes — 9.2%
United States Treasury Notes
1.00% due 06/30/2019	15,859,000	15,732,001
1.38% due 02/29/2020	497,000	494,864
1.75% due 11/30/2021	2,130,000	2,116,189
2.00% due 11/15/2026	1,150,000	1,105,124
2.50% due 08/15/2023	13,967,000	14,220,697
3.13% due 05/15/2019	3,511,000	3,652,676
3.13% due 05/15/2021	7,914,000	8,339,686
3.50% due 05/15/2020	1,809,000	1,920,295
3.75% due 11/15/2018	1,291,000	1,350,103

		48,931,635

Total U.S. Government Treasuries (cost $67,026,656)		67,642,460

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	979,850

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.1%
United Mexican States Senior Bonds 4.75% due 03/08/2044	849,000	778,958

146

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	$353,000	$353,040

Total Foreign Government Obligations (cost $1,190,649)		1,131,998

Total Long-Term Investment Securities (cost $452,654,068)		526,065,356

SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Agencies — 1.5%
Federal Home Loan bank Disc. Notes 0.40% due 02/01/2017	$2,275,000	2,275,000
Federal Home Loan bank Disc. Notes 0.45% due 02/01/2017	5,770,000	5,770,000

Total Short-Term Investment Securities (cost $8,045,000)		8,045,000

TOTAL INVESTMENTS (cost $460,699,068)(6)	99.9%	534,110,356
Other assets less liabilities	0.1	515,883

NET ASSETS	100.0%	$534,626,239

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $18,462,002 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Illiquid security. At January 31, 2017, the aggregate value of these securities was $2,635,815 representing 0.5% of net assets.
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

ULC — Unlimited Company

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$313,782,998	$—	$—	$313,782,998
Convertible Preferred Securities	2,698,851	—	—	2,698,851
Preferred Securities/Capital Securities	—	2,189,735	—	2,189,735
Asset Backed Securities	—	11,582,439	—	11,582,439
U.S. Corporate Bonds & Notes	—	43,201,863	—	43,201,863
Foreign Corporate Bonds & Notes	—	20,026,472	—	20,026,472
U.S. Government Agencies	—	62,828,690	—	62,828,690
U.S. Government Treasuries	—	67,642,460	—	67,642,460
Municipal Bonds & Notes	—	979,850	—	979,850
Foreign Government Obligations	—	1,131,998	—	1,131,998
Short-Term Investment Securities	—	8,045,000	—	8,045,000

Total Investments at Value	$316,481,849	$217,628,507	$—	$534,110,356

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $17,890,559 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

147

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.0%
Domestic Fixed Income Investment Companies	23.2
United States Treasury Notes	14.1
International Equity Investment Companies	11.6
Registered Investment Companies	3.7
United States Treasury Bonds	0.6
Options Purchased	0.6
International Fixed Income Investment Companies	0.5

100.3%

*	Calculated as a percentage of net assets

148

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.3%
Domestic Equity Investment Companies — 46.0%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	4,557,036	$181,390,817
Anchor Series Trust Growth and Income Portfolio, Class 1	14,659,132	190,110,382
Anchor Series Trust Growth Portfolio, Class 1	7,140,919	190,813,103
Seasons Series Trust Large Cap Growth Portfolio, Class 1	12,353,700	160,374,427
Seasons Series Trust Large Cap Value Portfolio, Class 1	22,952,309	385,161,245
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,518,463	90,724,697
Seasons Series Trust Mid Cap Value Portfolio, Class 1	10,612,382	188,191,653
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	9,618,595	78,866,444
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	11,609,500	212,096,419
Seasons Series Trust Small Cap Portfolio, Class 1	8,269,107	116,743,761
Seasons Series Trust Stock Portfolio, Class 1	14,093,755	330,249,109
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,417,890	25,363,498
SunAmerica Series Trust Blue Chip Growth, Class 1	34,557,076	380,099,563
SunAmerica Series Trust Capital Growth Portfolio, Class 1	8,283,436	118,863,740
SunAmerica Series Trust Equity Index Portfolio, Class 1	60,144,859	1,157,826,120
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	1,175,185	25,133,212
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	12,034,355	95,121,146
SunAmerica Series Trust Growth-Income Portfolio, Class 1	13,303,879	436,786,621
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	5,927,962	93,038,521
SunAmerica Series Trust Real Estate Portfolio, Class 1	5,374,289	80,830,856
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	10,049,720	199,425,035
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,383,367	320,905,808
SunAmerica Series Trust Small Company Value Portfolio, Class 1	6,403,906	158,532,107

		5,216,648,284

Domestic Fixed Income Investment Companies — 23.2%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	36,328,306	541,313,597
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	55,984,194	648,381,723
Seasons Series Trust Real Return Portfolio, Class 1†	12,292,950	119,541,407
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	30,929,436	414,244,867

Security Description	Shares/ Principal Amount	Value (Note 3)

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	18,065,444	$105,713,141
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	70,664,267	625,097,307
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	16,366,805	172,476,550

		2,626,768,592

International Equity Investment Companies — 11.6%
Seasons Series Trust International Equity Portfolio, Class 1	38,978,465	317,836,603
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	17,499,722	124,475,421
SunAmerica Series Trust Foreign Value Portfolio, Class 1	19,112,753	284,691,918
SunAmerica Series Trust Global Equities Portfolio, Class 1	16,336,783	319,822,804
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	29,502,283	267,526,674

		1,314,353,420

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	5,145,237	56,174,177

Total Affiliated Registered Investment Companies (cost $8,966,083,251)		9,213,944,473

U.S. GOVERNMENT TREASURIES — 14.7%
United States Treasury Bonds — 0.6%
6.00% due 02/15/2026	$18,085,000	23,348,729
6.75% due 08/15/2026	8,070,000	11,030,996
6.88% due 08/15/2025	9,580,000	12,931,132
7.50% due 11/15/2024	10,000,000	13,733,200
7.63% due 02/15/2025	10,155,000	14,122,985

		75,167,042

United States Treasury Notes — 14.1%
1.50% due 08/15/2026	127,563,100	117,278,325
1.63% due 02/15/2026	143,447,000	133,977,203
1.63% due 05/15/2026	141,466,500	131,834,612
2.00% due 02/15/2025	147,285,000	143,343,948
2.00% due 08/15/2025	146,390,000	141,769,639
2.00% due 11/15/2026	99,942,200	96,042,156
2.13% due 05/15/2025	146,385,000	143,480,136
2.25% due 11/15/2024	157,759,600	156,736,687
2.25% due 11/15/2025(1)	144,170,000	142,170,795
2.38% due 08/15/2024(1)	144,855,000	145,551,028
2.50% due 05/15/2024(1)	142,637,000	144,804,369
2.75% due 02/15/2024	94,381,000	97,452,063

		1,594,440,961

Total U.S. Government Treasuries (cost $1,706,649,541)		1,669,608,003

OPTIONS - PURCHASED — 0.6%
Put Options - Purchased(4) (cost $68,550,506)	3,680,000	67,151,431

Total Long-Term Investment Securities (cost $10,741,283,298)		10,950,703,907

149

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio 0.41%(3) (cost $413,160,963)	413,160,963	$413,160,963

TOTAL INVESTMENTS (cost $11,154,444,261)(2)	100.3%	11,363,864,870
Liabilities in excess of other assets	(0.3)	(31,622,127)

NET ASSETS	100.0%	$11,332,242,743

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of January 31, 2017.
(4)	Purchased Options:

Over the Counter Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2017	$2,025	880,000	$12,854,000	$7,183,845	$(5,670,155)
S&P 500 Index	May 2017	2,100	2,800,000	55,696,506	59,967,586	4,271,080

				$68,550,506	$67,151,431	$(1,399,075)

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2017	$2,380	880,000	$8,457,690	$5,983,975	$2,473,715
S&P 500 Index	May 2017	2,425	2,800,000	17,964,018	14,108,882	3,855,136

				$26,421,708	$20,092,857	$6,328,851

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
52,400	Long	S&P 500 E-Mini Index	March 2017	$5,930,868,892	$5,959,190,000	$28,321,108

150

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,213,944,473	$—	$—	$9,213,944,473
U.S. Government Treasuries	—	1,669,608,003	—	1,669,608,003
Options-Purchased	—	67,151,431	—	67,151,431
Short-Term Investment Securities	413,160,963	—	—	413,160,963

Total Investments at Value	$9,627,105,436	$1,736,759,434	$—	$11,363,864,870

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$6,328,851	$—	$6,328,851
Futures Contracts	28,321,108	—	—	28,321,108

Total Other Financial Instruments	$28,321,108	$6,328,851	$—	$34,649,959

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

151

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.8%
United States Treasury Notes	14.1
Domestic Fixed Income Investment Companies	13.9
International Equity Investment Companies	12.3
Registered Investment Companies	3.5
International Fixed Income Investment Companies	1.4
United States Treasury Bonds	0.6
Options Purchased	0.6

100.2%

*	Calculated as a percentage of net assets

152

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.4%
Domestic Equity Investment Companies — 53.8%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,988,683	$103,708,241
Seasons Series Trust Large Cap Value Portfolio, Class 1	23,999,106	402,727,492
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	3,055,866	50,239,075
Seasons Series Trust Mid Cap Value Portfolio, Class 1	2,836,799	50,305,563
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	6,913,786	126,309,431
Seasons Series Trust Small Cap Portfolio, Class 1	10,574,926	149,297,458
SunAmerica Series Trust Capital Growth Portfolio, Class 1	6,867,255	98,542,155
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	11,046,498	150,841,786
SunAmerica Series Trust Equity Index Portfolio, Class 1	27,823,253	535,615,007
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	12,663,450	258,518,027
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	60,824	480,762
SunAmerica Series Trust Growth-Income Portfolio, Class 1	9,150,585	300,427,665
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	3,148,453	49,414,515
SunAmerica Series Trust Real Estate Portfolio, Class 1	2,875,868	43,253,873
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,027,960	152,004,701
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,467,092	100,246,054
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	13,496,323	267,818,867
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	14,840,290	309,576,906
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	5,531,362	105,388,974
SunAmerica Series Trust Small Company Value Portfolio, Class 1	2,033,381	50,337,435

		3,305,053,987

Domestic Fixed Income Investment Companies — 13.9%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,454,515	140,877,953
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	8,414,719	97,455,184
Seasons Series Trust Real Return Portfolio, Class 1†	7,392,414	71,886,694
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	14,007,343	187,603,485
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,258,768	36,624,289
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	30,454,623	269,402,113
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	4,889,359	51,525,011

		855,374,729

Security Description	Shares/ Principal Amount	Value (Note 3)

International Equity Investment Companies — 12.3%
Seasons Series Trust International Equity Portfolio, Class 1	24,891,330	$202,967,865
SunAmerica Series Trust Foreign Value Portfolio, Class 1	17,184,661	255,972,232
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,676,364	150,279,055
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	15,964,010	149,480,951

		758,700,103

International Fixed Income Investment Companies — 1.4%
SunAmerica Series Trust Global Bond Portfolio, Class 1	8,032,153	87,692,680

Total Affiliated Registered Investment Companies (cost $4,943,069,958)		5,006,821,499

U.S. GOVERNMENT TREASURIES — 14.7%
United States Treasury Bonds — 0.6%
6.00% due 02/15/2026	$9,710,000	12,536,144
6.75% due 08/15/2026	4,375,000	5,980,249
6.88% due 08/15/2025	5,170,000	6,978,492
7.50% due 11/15/2024	5,150,000	7,072,598
7.63% due 02/15/2025	5,265,000	7,322,257

		39,889,740

United States Treasury Notes — 14.1%
1.50% due 08/15/2026	93,984,400	86,406,908
1.63% due 02/15/2026	75,747,000	70,746,486
1.63% due 05/15/2026	46,059,000	42,923,027
2.00% due 02/15/2025	79,220,000	77,100,231
2.00% due 08/15/2025	78,110,000	75,644,692
2.00% due 11/15/2026	66,189,800	63,606,875
2.13% due 05/15/2025(1)	78,105,000	76,555,084
2.25% due 11/15/2024(1)	77,490,000	76,987,555
2.25% due 11/15/2025	79,405,000	78,303,891
2.38% due 08/15/2024	72,345,000	72,692,618
2.50% due 05/15/2024	75,477,400	76,624,279
2.75% due 02/15/2024	65,432,300	67,561,402

		865,153,048

Total U.S. Government Treasuries (cost $924,804,054)		905,042,788

OPTIONS - PURCHASED — 0.6%
Put Options-Purchased(4) (cost $37,017,694)	2,000,000	36,206,094

Total Long-Term Investment Securities (cost $5,904,891,706)		5,948,070,381

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
AllianceBernstein Government STIF Portfolio 0.41%(2) (cost $213,233,360)	213,233,360	213,233,360

TOTAL INVESTMENTS (cost $6,118,125,066)(3)	100.2%	6,161,303,741
Liabilities in excess of other assets	(0.2)	(12,910,503)

NET ASSETS	100.0%	$6,148,393,238

153

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9
†	Non-income producing security

STIF — Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2017.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Purchased Options:

Over the Counter Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2017	$2,025	500,000	$7,290,000	$4,081,730	$(3,208,270)
S&P 500 Index	May 2017	2,100	1,500,000	29,727,694	32,124,364	2,396,670

				$37,017,694	$36,206,094	$(811,600)

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2017	$2,380	500,000	$4,806,780	$3,399,986	$1,406,794
S&P 500 Index	May 2017	2,425	1,500,000	9,661,975	7,559,390	2,102,585

				$14,468,755	$10,959,376	$3,509,379

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation/ (Depreciation)
23,900	Long	S&P 500 E-Mini Index	March 2017	$2,712,057,566	$2,718,027,500	$5,969,934

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,006,821,499	$—	$—	$5,006,821,499
U.S. Government Treasuries	—	905,042,788	—	905,042,788
Options-Purchased	—	36,206,094	—	36,206,094
Short-Term Investment Securities	213,233,360	—	—	213,233,360

Total Investments at Value	$5,220,054,859	$941,248,882	$—	$6,161,303,741

Other Financial Instruments:+
Over the Counter Written Call Options	$—	$3,509,379	$—	$3,509,379
Futures Contracts	5,969,934	—	—	5,969,934

Total Other Financial Instruments	$5,969,934	$3,509,379	$—	$9,479,313

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

154

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

United States Treasury Notes	28.1%
Time Deposits	27.7
Medical-Drugs	2.8
Diversified Banking Institutions	1.7
Banks-Commercial	1.6
Oil Companies-Integrated	1.5
Food-Misc./Diversified	1.3
Electric-Integrated	0.9
Electronic Components-Semiconductors	0.9
Chemicals-Diversified	0.9
Auto/Truck Parts & Equipment-Original	0.9
Telephone-Integrated	0.8
Cosmetics & Toiletries	0.8
Computer Services	0.8
Transport-Services	0.8
Diversified Manufacturing Operations	0.7
Insurance-Multi-line	0.6
Computers	0.6
Banks-Super Regional	0.6
Cable/Satellite TV	0.6
Insurance-Reinsurance	0.6
Finance-Credit Card	0.6
Oil Refining & Marketing	0.6
Auto-Cars/Light Trucks	0.5
Import/Export	0.5
Multimedia	0.4
Insurance-Life/Health	0.4
Web Portals/ISP	0.4
Applications Software	0.4
Medical-HMO	0.4
Medical-Biomedical/Gene	0.4
Building-Residential/Commercial	0.4
Real Estate Investment Trusts	0.3
Food-Retail	0.3
Retail-Restaurants	0.3
Tobacco	0.3
Retail-Building Products	0.3
E-Commerce/Products	0.3
Advertising Agencies	0.3
Retail-Discount	0.3
Commercial Services-Finance	0.3
Machinery-Farming	0.3
Medical-Wholesale Drug Distribution	0.3
Machinery-Electrical	0.3
Oil Companies-Exploration & Production	0.2
Options Purchased	0.2
Insurance-Property/Casualty	0.2
Airlines	0.2
Diversified Operations	0.2
Human Resources	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Drug Store	0.2
Metal-Diversified	0.2
Tools-Hand Held	0.2
Chemicals-Specialty	0.2
Oil-Field Services	0.2
Finance-Investment Banker/Broker	0.2
Rubber-Tires	0.2
Beverages-Wine/Spirits	0.2
Real Estate Operations & Development	0.2
Electronic Components-Misc.	0.2
Paper & Related Products	0.2

Diversified Minerals	0.2%
Soap & Cleaning Preparation	0.2
Pharmacy Services	0.2
Building & Construction Products-Misc.	0.2
Electronic Connectors	0.2
Finance-Other Services	0.2
Transport-Marine	0.2
Diagnostic Equipment	0.2
Internet Content-Entertainment	0.2
Industrial Gases	0.2
Audio/Video Products	0.2
Cellular Telecom	0.2
Computers-Memory Devices	0.2
Computers-Integrated Systems	0.2
Gas-Distribution	0.1
Machinery-Construction & Mining	0.1
Building-Heavy Construction	0.1
Enterprise Software/Service	0.1
Medical Instruments	0.1
Machinery-General Industrial	0.1
Insurance Brokers	0.1
Finance-Consumer Loans	0.1
Food-Meat Products	0.1
Medical Labs & Testing Services	0.1
Television	0.1
Real Estate Management/Services	0.1
Banks-Fiduciary	0.1
Semiconductor Equipment	0.1
Transport-Rail	0.1
Networking Products	0.1
Food-Catering	0.1
Metal-Iron	0.1
Distribution/Wholesale	0.1
Publishing-Newspapers	0.1
Machinery-Pumps	0.1
Gold Mining	0.1
Non-Hazardous Waste Disposal	0.1
Industrial Automated/Robotic	0.1
Agricultural Chemicals	0.1
Building & Construction-Misc.	0.1
Finance-Leasing Companies	0.1
Broadcast Services/Program	0.1
Steel Pipe & Tube	0.1
Aerospace/Defense-Equipment	0.1
Athletic Footwear	0.1
Consumer Products-Misc.	0.1
Resorts/Theme Parks	0.1
Appliances	0.1
Decision Support Software	0.1
Coatings/Paint	0.1
Diversified Operations/Commercial Services	0.1
Commercial Services	0.1
Medical-Generic Drugs	0.1
Fisheries	0.1
Agricultural Operations	0.1
Electronic Measurement Instruments	0.1
Food-Baking	0.1
Building Products-Doors & Windows	0.1

94.6%

*	Calculated as a percentage of net assets

155

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited) — (continued)

Country Allocation*

United States	74.0%
Japan	4.7
United Kingdom	3.1
Germany	2.0
Switzerland	1.7
France	1.6
Australia	1.4
Netherlands	0.9
Spain	0.6
Ireland	0.6
Singapore	0.5
Hong Kong	0.4
Norway	0.4
Jersey	0.4
Italy	0.3
Finland	0.3
Denmark	0.3
Sweden	0.3
Cayman Islands	0.3
Bermuda	0.2
Austria	0.2
Curacao	0.1
Israel	0.1
Luxembourg	0.1
Belgium	0.1

94.6%

*	Calculated as a percentage of net assets

156

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 38.6%
Argentina — 0.0%
MercadoLibre, Inc.	251	$46,533

Australia — 1.4%
AGL Energy, Ltd.	68,406	1,172,468
AMP, Ltd.	10,274	38,959
ASX, Ltd.	2,631	99,548
Australia & New Zealand Banking Group, Ltd.	11,412	253,501
Bendigo & Adelaide Bank, Ltd.	1,989	18,931
BHP Billiton, Ltd.	27,437	554,331
Brambles, Ltd.	30,186	238,317
Caltex Australia, Ltd.	1,005	21,799
Commonwealth Bank of Australia	15,571	964,327
Fortescue Metals Group, Ltd.	71,737	362,340
Goodman Group	9,491	49,810
GPT Group	3,109	11,035
Healthscope, Ltd.	5,338	8,866
Medibank Private, Ltd.	26,519	54,302
Origin Energy, Ltd.	3,101	16,674
Ramsay Health Care, Ltd.	1,802	91,291
REA Group, Ltd.	631	25,153
Rio Tinto, Ltd.	7,065	357,278
Scentre Group	29,107	97,129
SEEK, Ltd.	13,633	149,299
Stockland	8,119	26,785
Suncorp Group, Ltd.	21,421	211,681
Telstra Corp., Ltd.	76,577	290,380
Vicinity Centres	29,328	63,613
Wesfarmers, Ltd.	14,728	449,693
Westpac Banking Corp.	33,247	799,553
Woolworths, Ltd.	9,493	177,108

		6,604,171

Austria — 0.2%
Erste Group Bank AG	4,121	125,184
OMV AG	16,001	559,043
voestalpine AG	1,227	51,922

		736,149

Belgium — 0.1%
Ageas	147	6,281
KBC Group NV	1,803	116,819
Solvay SA	841	98,366
UCB SA	2,427	166,943

		388,409

Bermuda — 0.2%
Arch Capital Group, Ltd.†	1,110	98,068
Axalta Coating Systems, Ltd.†	8,301	240,729
Axis Capital Holdings, Ltd.	72	4,609
Cheung Kong Infrastructure Holdings, Ltd.(1)	5,000	40,210
Hongkong Land Holdings, Ltd.	9,100	61,425
IHS Markit, Ltd.†	10,527	415,290
Kerry Properties, Ltd.(1)	4,500	12,715
Marvell Technology Group, Ltd.	5,048	75,064

		948,110

Canada — 0.0%
CGI Group, Inc., Class A†	3,854	185,318

Cayman Islands — 0.3%
Cheung Kong Property Holdings, Ltd.(1)	20,500	134,603
CK Hutchison Holdings, Ltd.(1)	85,000	1,019,372

Security Description	Shares	Value (Note 3)
Cayman Islands (continued)
Melco Crown Entertainment, Ltd. ADR	1,405	$23,660
MGM China Holdings, Ltd.(1)	6,800	13,244
Sands China, Ltd.(1)	18,000	79,507

		1,270,386

Curacao — 0.1%
Schlumberger, Ltd.	6,657	557,257

Denmark — 0.3%
AP Moller - Maersk A/S, Series A	28	44,631
AP Moller - Maersk A/S, Series B	133	221,845
Carlsberg A/S, Class B	1,051	94,901
Danske Bank A/S	6,187	205,950
DONG Energy AS†*	646	24,449
Novo Nordisk A/S, Class B	14,588	523,931
TDC A/S†	25,805	135,797
Vestas Wind Systems A/S	1,410	98,579

		1,350,083

Finland — 0.3%
Fortum Oyj	1,819	29,042
Nokia OYJ	23,100	103,486
Sampo Oyj, Class A	11,947	553,272
Stora Enso Oyj, Class R	36,557	415,154
UPM-Kymmene Oyj	19,753	447,790

		1,548,744

France — 1.6%
Arkema SA	509	50,221
Atos SE	590	62,729
AXA SA	19,456	477,182
BNP Paribas SA	7,984	510,056
Bouygues SA	8,064	292,970
Cie de Saint-Gobain	4,839	237,678
Credit Agricole SA	2,247	29,750
Danone SA	3,407	213,279
Electricite de France SA	16,226	159,746
Engie SA	11,757	140,433
Groupe Eurotunnel SE	3,044	28,283
Kering	60	14,262
L’Oreal SA	950	172,647
Lagardere SCA	7,793	195,255
Legrand SA	1,169	67,867
LVMH Moet Hennessy Louis Vuitton SE	230	46,330
Orange SA	25,951	401,302
Pernod Ricard SA	364	42,575
Peugeot SA†	48,673	903,731
Renault SA	4,504	405,399
Sanofi	13,746	1,105,343
Societe Generale SA	4,665	227,898
Sodexo SA	911	100,654
TOTAL SA	19,095	961,805
Valeo SA	4,874	297,379
Veolia Environnement SA	2,101	35,710
Vinci SA	4,756	333,203
Vivendi SA	11,217	205,122

		7,718,809

Germany — 2.0%
adidas AG	361	56,760
Allianz SE	4,228	715,655
BASF SE	7,609	732,024
Bayer AG	8,794	971,146

157

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Germany (continued)
Bayerische Motoren Werke AG (preference shares)	2,947	$220,622
Continental AG	1,424	277,773
Covestro AG*	7,214	541,154
Daimler AG	1,372	102,712
Deutsche Bank AG†	4,021	79,825
Deutsche Lufthansa AG	10,020	133,423
Deutsche Post AG	9,437	315,346
Deutsche Telekom AG	19,193	334,816
E.ON SE	48,882	374,812
Evonik Industries AG	11,079	358,554
Fresenius SE & Co. KGaA	2,600	204,693
Hannover Rueck SE	261	28,640
Henkel AG & Co. KGaA	460	48,386
Infineon Technologies AG	16,935	310,600
LANXESS AG	589	42,696
Linde AG	1,620	263,105
MAN SE	2,070	214,406
Merck KGaA	6,891	756,157
Muenchener Rueckversicherungs-Gesellschaft AG	1,865	349,906
ProSiebenSat.1 Media SE	1,469	62,290
RWE AG†	8,042	106,390
SAP SE	1,791	163,622
Schaeffler AG (preference shares)	15,620	252,421
Siemens AG	5,898	740,151
TUI AG	3,705	54,159
Volkswagen AG (preference shares)	2,761	428,894
Volkswagen AG	1,154	183,934

		9,425,072

Hong Kong — 0.4%
AIA Group, Ltd.(1)	90,200	558,726
Bank of East Asia, Ltd.(1)	9,000	38,363
BOC Hong Kong Holdings, Ltd.(1)	27,500	109,968
CLP Holdings, Ltd.(1)	12,000	117,532
Galaxy Entertainment Group, Ltd.(1)	17,000	80,700
Hang Lung Group, Ltd.(1)	6,000	22,869
Hang Lung Properties, Ltd.(1)	17,000	41,694
Hang Seng Bank, Ltd.(1)	5,800	118,199
Henderson Land Development Co., Ltd.(1)	8,200	45,229
HKT Trust & HKT, Ltd.(1)	20,000	27,827
Hong Kong & China Gas Co., Ltd.(1)	57,700	108,676
Hong Kong Exchanges and Clearing, Ltd.(1)	8,700	210,728
Hysan Development Co., Ltd.(1)	4,000	18,223
Link REIT(1)	16,500	112,372
New World Development Co., Ltd.(1)	42,000	48,387
Power Assets Holdings, Ltd.(1)	10,500	100,566
Sino Land Co., Ltd.(1)	22,000	36,209
Sun Hung Kai Properties, Ltd.(1)	10,000	137,465
Swire Pacific, Ltd., Class A(1)	4,000	40,640
Swire Properties, Ltd.(1)	8,800	24,806
Wharf Holdings, Ltd.(1)	10,000	74,717
Wheelock & Co., Ltd.(1)	6,000	36,527

		2,110,423

Ireland — 0.6%
Accenture PLC, Class A	11,799	1,343,552
Allegion PLC	455	29,880
Allergan PLC†	1,614	353,288

Security Description	Shares	Value (Note 3)
Ireland (continued)
CRH PLC	2,699	$93,948
DCC PLC	3,968	319,222
Endo International PLC†	1,374	16,818
Ingersoll-Rand PLC	238	18,885
Medtronic PLC	7,403	562,776
Paddy Power Betfair PLC	1,089	113,796

		2,852,165

Israel — 0.1%
Azrieli Group, Ltd.	318	14,510
Bank Hapoalim BM	7,984	48,185
Bank Leumi Le-Israel BM†	10,797	44,597
Bezeq The Israeli Telecommunication Corp., Ltd.	15,435	26,943
Check Point Software Technologies, Ltd.†	999	98,671
Frutarom Industries, Ltd.	290	15,302
Mizrahi Tefahot Bank, Ltd.	1,026	15,778
Taro Pharmaceutical Industries, Ltd.†	111	11,598
Teva Pharmaceutical Industries, Ltd. ADR	6,707	224,215

		499,799

Italy — 0.3%
Assicurazioni Generali SpA	13,738	218,597
Enel SpA	158,547	661,329
Eni SpA	19,539	299,722
Intesa Sanpaolo SpA	93,508	219,044
Intesa Sanpaolo SpA RSP	19,731	43,451
Prysmian SpA	2,035	52,855
UniCredit SpA	2,630	71,439

		1,566,437

Japan — 4.7%
Acom Co., Ltd.†	5,500	23,722
Aeon Co., Ltd.	5,000	72,226
Aisin Seiki Co., Ltd.	8,000	366,309
Ajinomoto Co., Inc.	4,900	96,711
Alfresa Holdings Corp.	1,800	29,572
Alps Electric Co., Ltd.	2,700	72,097
Amada Holdings Co., Ltd.	19,700	231,878
ANA Holdings, Inc.	31,000	92,113
Aozora Bank, Ltd.	8,000	29,191
Asahi Glass Co., Ltd.	26,000	193,428
Asahi Group Holdings, Ltd.	2,600	91,418
Asahi Kasei Corp.	3,000	28,031
Astellas Pharma, Inc.	21,800	292,218
Bandai Namco Holdings, Inc.	3,600	99,159
Bridgestone Corp.	8,000	293,544
Central Japan Railway Co.	1,900	307,440
Chiba Bank, Ltd.	4,000	26,251
Chubu Electric Power Co., Inc.	4,800	63,895
Chugoku Electric Power Co., Inc.	2,100	23,621
Concordia Financial Group, Ltd.	9,200	48,742
Dai-ichi Life Holdings, Inc.	7,400	135,141
Daiichi Sankyo Co., Ltd.	5,300	118,500
Daito Trust Construction Co., Ltd.	1,100	153,831
Daiwa House Industry Co., Ltd.	5,100	138,397
Daiwa Securities Group, Inc.	13,000	83,301
Dentsu, Inc.	600	27,739
East Japan Railway Co.	600	54,362
Eisai Co., Ltd.	1,300	71,557
Electric Power Development Co., Ltd.	1,100	25,554
FANUC Corp.	1,600	314,091

158

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Japan (continued)
Fast Retailing Co., Ltd.	100	$31,512
Fujitsu, Ltd.	33,000	192,488
Hakuhodo DY Holdings, Inc.	7,300	89,868
Hitachi Chemical Co., Ltd.	700	19,901
Hitachi, Ltd.	45,000	258,099
Hokuriku Electric Power Co.	1,300	13,091
Hoya Corp.	3,900	170,010
Idemitsu Kosan Co., Ltd.	7,600	235,249
IHI Corp.†	24,000	64,830
ITOCHU Corp.	12,900	177,773
Japan Airlines Co., Ltd.	900	28,711
Japan Exchange Group, Inc.	2,100	31,339
Japan Post Bank Co., Ltd.	8,700	105,947
Japan Post Holdings Co., Ltd.	3,100	38,987
Japan Tobacco, Inc.	5,400	174,086
JFE Holdings, Inc.	2,800	49,151
JTEKT Corp.	10,500	172,970
JX Holdings, Inc.	73,600	347,174
Kansai Electric Power Co., Inc.†	5,300	56,539
Kao Corp.	4,200	207,675
KDDI Corp.	5,400	144,912
Kirin Holdings Co., Ltd.	9,400	153,850
Kobe Steel, Ltd.†	8,300	80,934
Koito Manufacturing Co., Ltd.	6,000	317,775
Kuraray Co., Ltd.	1,200	19,045
Kyushu Electric Power Co., Inc.	3,200	35,653
Lawson, Inc.	1,200	87,574
Lion Corp.	5,000	86,839
Mabuchi Motor Co., Ltd.	2,400	123,497
Makita Corp.	7,800	542,290
Marubeni Corp.	23,200	141,284
McDonald’s Holdings Co. Japan, Ltd.	700	18,407
Medipal Holdings Corp.	400	6,480
MEIJI Holdings Co., Ltd.	2,600	201,258
Minebea Co., Ltd.	8,100	80,706
Mitsubishi Chemical Holdings Corp.	58,800	411,251
Mitsubishi Corp.	16,700	377,085
Mitsubishi Electric Corp.	13,800	210,404
Mitsubishi Estate Co., Ltd.	11,000	210,677
Mitsubishi Gas Chemical Co., Inc.	4,300	82,603
Mitsubishi Heavy Industries, Ltd.	18,000	81,128
Mitsubishi Materials Corp.	200	6,828
Mitsubishi Tanabe Pharma Corp.	4,300	86,030
Mitsubishi UFJ Financial Group, Inc.	98,500	637,620
Mitsui & Co., Ltd.	19,200	281,683
Mitsui Chemicals, Inc.	36,000	169,622
Mitsui Fudosan Co., Ltd.	6,000	139,040
Mitsui OSK Lines, Ltd.	52,000	165,796
Mizuho Financial Group, Inc.	245,500	457,255
MS&AD Insurance Group Holdings, Inc.	4,200	141,166
Murata Manufacturing Co., Ltd.	2,000	270,215
Nabtesco Corp.	700	18,270
NGK Insulators, Ltd.	2,600	51,120
NGK Spark Plug Co., Ltd.	1,700	38,303
NH Foods, Ltd.	5,000	136,170
Nikon Corp.	3,200	51,723
Nintendo Co., Ltd.	300	61,429
Nippon Prologis REIT, Inc.	12	25,082
Nippon Steel & Sumitomo Metal Corp.	6,700	162,382
Nippon Telegraph & Telephone Corp.	14,900	657,046
Nippon Yusen KK	136,000	289,080

Security Description	Shares	Value (Note 3)
Japan (continued)
Nitto Denko Corp.	1,000	$79,205
NOK Corp.	20,500	416,137
Nomura Holdings, Inc.	12,500	77,883
NSK, Ltd.	14,500	176,450
NTT Data Corp.	4,100	206,979
NTT DOCOMO, Inc.	13,000	311,615
Oriental Land Co., Ltd.	4,600	252,061
ORIX Corp.	19,200	290,270
Osaka Gas Co., Ltd.	14,000	52,412
Otsuka Holdings Co., Ltd.	800	36,836
Panasonic Corp.	21,900	228,582
Resona Holdings, Inc.	19,700	106,988
Rohm Co., Ltd.	3,300	211,602
Sankyo Co., Ltd.	1,700	56,837
Seiko Epson Corp.	500	10,322
Sekisui Chemical Co., Ltd.	6,900	112,688
Seven & i Holdings Co., Ltd.	2,000	79,869
Sharp Corp.†	13,000	35,001
Shimamura Co., Ltd.	500	65,495
Shimano, Inc.	600	94,642
Shin-Etsu Chemical Co., Ltd.	4,200	362,567
Shionogi & Co., Ltd.	3,200	153,751
Showa Shell Sekiyu KK	26,500	259,813
SMC Corp.	500	136,879
SoftBank Group Corp.	2,100	161,829
Sompo Holdings, Inc.	3,900	141,548
Sony Corp.	13,000	394,110
Sumitomo Chemical Co., Ltd.	75,000	400,540
Sumitomo Corp.	48,100	603,220
Sumitomo Dainippon Pharma Co., Ltd.	700	11,804
Sumitomo Electric Industries, Ltd.	24,300	354,568
Sumitomo Mitsui Financial Group, Inc.	12,000	473,049
Sumitomo Mitsui Trust Holdings, Inc.	2,500	93,703
Sumitomo Realty & Development Co., Ltd.	1,000	27,137
Sumitomo Rubber Industries, Ltd.	9,000	140,687
Sundrug Co., Ltd.	1,000	68,904
Suzuki Motor Corp.	200	7,739
T&D Holdings, Inc.	1,400	20,874
Takashimaya Co., Ltd.	1,000	8,618
Takeda Pharmaceutical Co., Ltd.	2,000	83,677
TDK Corp.	4,500	324,019
Teijin, Ltd.	5,900	124,678
Toho Co., Ltd.	2,400	69,188
Toho Gas Co., Ltd.	3,000	22,398
Tohoku Electric Power Co., Inc.	3,400	41,435
Tokio Marine Holdings, Inc.	5,400	226,263
Tokyo Electric Power Co. Holdings, Inc.†	10,900	41,801
Tokyo Gas Co., Ltd.	15,000	66,398
TonenGeneral Sekiyu KK	27,000	317,802
Toray Industries, Inc.	5,000	43,291
Toyo Suisan Kaisha, Ltd.	300	10,708
Toyoda Gosei Co., Ltd.	10,500	253,038
Toyota Motor Corp.	3,800	221,585
Toyota Tsusho Corp.	19,000	523,337
USS Co., Ltd.	800	14,036
Yamaha Corp.	500	15,278
Yamazaki Baking Co., Ltd.	9,800	197,024
Yokohama Rubber Co., Ltd.	1,500	26,424

		22,674,545

159

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Jersey — 0.4%
Delphi Automotive PLC	2,197	$153,922
Glencore PLC†	128,216	526,549
Petrofac, Ltd.	6,283	72,480
Shire PLC	9,557	526,534
Wolseley PLC	2,922	180,375
WPP PLC	15,700	364,201

		1,824,061

Luxembourg — 0.1%
ArcelorMittal†	11,697	90,775
Millicom International Cellular SA SDR	500	24,728
Tenaris SA	16,194	282,675

		398,178

Netherlands — 0.9%
Aegon NV	4,737	25,629
AerCap Holdings NV†	2,280	100,936
Airbus Group SE	3,111	210,769
Akzo Nobel NV	7,087	480,370
Altice NV, Class A†	5,104	111,738
Altice NV, Class B†	943	20,746
ASML Holding NV	3,342	405,504
CNH Industrial NV	34,832	308,329
Ferrari NV	771	48,023
Fiat Chrysler Automobiles NV†	11,786	128,502
Heineken Holding NV	2,043	143,308
Heineken NV	574	42,897
ING Groep NV	27,237	389,581
Koninklijke DSM NV	1,631	103,879
Koninklijke KPN NV	8,267	23,774
Koninklijke Philips NV	10,362	303,526
LyondellBasell Industries NV, Class A	1,134	105,768
NN Group NV	3,395	119,952
NXP Semiconductors NV†	5,196	508,429
QIAGEN NV	1,550	44,633
STMicroelectronics NV	28,113	370,094
Unilever NV CVA	14,375	580,289

		4,576,676

New Zealand — 0.0%
Auckland International Airport, Ltd.	7,134	35,802
Contact Energy, Ltd.	5,424	18,983
Mercury NZ, Ltd.	5,311	11,963
Meridian Energy, Ltd.	9,605	18,534
Ryman Healthcare, Ltd.	2,803	17,913
Spark New Zealand, Ltd.	13,688	35,250

		138,445

Norway — 0.4%
DNB ASA	8,992	150,011
Marine Harvest ASA	11,668	206,254
Norsk Hydro ASA	34,783	198,163
Orkla ASA	69,781	650,597
Schibsted ASA, Class A	8,296	219,368
Statoil ASA	16,055	298,596
Telenor ASA	10,879	172,259

		1,895,248

Panama — 0.0%
Carnival Corp.	2,036	112,754

Security Description	Shares	Value (Note 3)
Portugal — 0.0%
EDP - Energias de Portugal SA	17,744	$51,488
Jeronimo Martins SGPS SA	495	8,365

		59,853

Singapore — 0.5%
Ascendas Real Estate Investment Trust	17,900	31,244
Broadcom, Ltd.	5,448	1,086,876
CapitaLand Commercial Trust, Ltd.	15,700	16,988
CapitaLand Mall Trust	19,000	26,154
CapitaLand, Ltd.	19,100	44,587
City Developments, Ltd.	3,100	20,302
ComfortDelGro Corp., Ltd.	9,400	16,074
DBS Group Holdings, Ltd.	13,200	177,673
Global Logistic Properties, Ltd.	20,100	37,081
Jardine Cycle & Carriage, Ltd.	700	20,538
Oversea-Chinese Banking Corp., Ltd.	23,800	158,571
Singapore Airlines, Ltd.	27,000	189,662
Singapore Exchange, Ltd.	6,100	32,116
Singapore Telecommunications, Ltd.	59,900	164,482
StarHub, Ltd.	4,700	9,905
Suntec Real Estate Investment Trust	18,000	22,095
United Overseas Bank, Ltd.	9,800	145,469
UOL Group, Ltd.	3,700	16,723
Wilmar International, Ltd.	123,900	341,102

		2,557,642

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	7,200	221,358
Aena SA*	1,510	218,996
Amadeus IT Group SA	3,820	176,267
Banco Bilbao Vizcaya Argentaria SA	35,895	243,148
Banco Santander SA	99,061	550,615
Endesa SA	2,432	50,000
Gas Natural SDG SA	2,635	50,689
Iberdrola SA	41,912	263,953
Industria de Diseno Textil SA	3,959	130,499
Mapfre SA	80,671	243,836
Repsol SA	22,937	338,228
Telefonica SA	53,162	512,191

		2,999,780

Sweden — 0.3%
Atlas Copco AB, Class B	2,877	83,411
Electrolux AB, Series B	6,797	180,666
ICA Gruppen AB	7,915	258,522
Nordea Bank AB	22,283	269,268
Skanska AB, Class B	1,248	30,533
Svenska Cellulosa AB SCA, Class B	3,605	108,392
Svenska Handelsbanken AB, Class A	7,713	115,160
Swedbank AB, Class A	3,926	99,237
Telefonaktiebolaget LM Ericsson, Class B	2,296	13,557
Telia Co AB	16,784	68,060
Volvo AB, Class B	9,137	116,784

		1,343,590

Switzerland — 1.7%
ABB, Ltd.	9,788	231,755
Actelion, Ltd.	485	125,961
Adecco Group AG	258	18,355
Barry Callebaut AG	117	144,247

160

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	8	$44,303
Credit Suisse Group AG	18,203	275,744
EMS-Chemie Holding AG	326	168,016
Geberit AG	1,216	518,080
Givaudan SA	19	34,158
Kuehne & Nagel International AG	75	10,217
LafargeHolcim, Ltd.	3,337	178,391
Lonza Group AG	902	164,895
Nestle SA	22,464	1,641,299
Novartis AG	17,068	1,249,635
Roche Holding AG	5,533	1,302,803
Schindler Holding AG	148	27,819
Swatch Group AG (BR)	228	80,528
Swatch Group AG	367	25,590
Swiss Life Holding AG	117	35,364
Swiss Prime Site AG	540	44,911
Swiss Re AG	4,182	389,230
Swisscom AG	220	96,711
Syngenta AG	711	301,774
TE Connectivity, Ltd.	5,095	378,813
Transocean, Ltd.†	1,852	25,872
UBS Group AG	39,126	631,441
Zurich Insurance Group AG	854	244,666

		8,390,578

United Kingdom — 3.1%
3i Group PLC	14,498	127,669
Admiral Group PLC	1,841	41,132
Anglo American PLC†	15,909	271,783
Aon PLC	934	105,262
Associated British Foods PLC	561	16,839
AstraZeneca PLC	1,215	64,104
Auto Trader Group PLC*	20,941	105,375
Babcock International Group PLC	10,742	120,675
Barclays PLC	137,926	380,770
Barratt Developments PLC	34,810	209,189
Berkeley Group Holdings PLC	6,633	233,641
BP PLC	80,865	481,021
British Land Co. PLC	7,446	54,610
BT Group PLC	39,952	152,714
Burberry Group PLC	847	17,475
Capita PLC	3,819	24,046
Carnival PLC	884	47,130
Centrica PLC	27,674	78,088
Coca-Cola European Partners PLC	4,423	152,549
Compass Group PLC	14,967	265,858
Diageo PLC	31,150	863,478
Direct Line Insurance Group PLC	12,930	57,744
easyJet PLC	1,154	13,791
G4S PLC	2,076	6,665
GlaxoSmithKline PLC	19,644	377,601
Hammerson PLC	6,025	41,422
Hargreaves Lansdown PLC	451	7,676
Hikma Pharmaceuticals PLC	3,410	78,246
HSBC Holdings PLC	191,122	1,626,278
IMI PLC	1,256	18,423
Intertek Group PLC	297	12,673
Investec PLC	2,803	19,799
ITV PLC	37,491	95,837
J Sainsbury PLC	17,334	56,238
Kingfisher PLC	17,490	73,972
Land Securities Group PLC	5,967	74,614

Security Description	Shares	Value (Note 3)
United Kingdom (continued)
Legal & General Group PLC	63,079	$186,401
Liberty Global PLC LiLAC, Class C†	367	8,191
Liberty Global PLC, Class A†	28,234	1,029,976
Liberty Global PLC, Class C†	540	18,970
Lloyds Banking Group PLC	109,800	89,687
London Stock Exchange Group PLC	2,282	91,032
Marks & Spencer Group PLC	6,370	26,885
Mediclinic International PLC	7,276	71,853
National Grid PLC	32,715	381,799
Next PLC	493	23,753
Old Mutual PLC	49,830	130,199
Persimmon PLC	10,861	263,562
Provident Financial PLC	206	7,062
Prudential PLC	26,238	505,673
Reckitt Benckiser Group PLC	9,045	774,200
RELX PLC	11,130	199,242
Rio Tinto PLC	2,929	128,632
Rolls-Royce Holdings PLC	17,782	149,318
Royal Bank of Scotland Group PLC†	38,907	108,560
Royal Dutch Shell PLC, Class A	37,659	1,017,378
Royal Dutch Shell PLC, Class B	32,059	901,985
RSA Insurance Group PLC	7,357	53,078
Sage Group PLC	17,864	137,759
Segro PLC	6,264	36,367
Sky PLC	19,362	243,817
Smiths Group PLC	3,824	72,207
SSE PLC	3,012	56,420
St James’s Place PLC	2,563	34,532
Standard Chartered PLC†	25,983	253,027
Standard Life PLC	19,367	84,225
Taylor Wimpey PLC	102,483	215,431
TechnipFMC PLC†	10,964	359,330
Tesco PLC†	65,340	159,957
Travis Perkins PLC	8,685	158,751
Whitbread PLC	916	45,229
WM Morrison Supermarkets PLC	137,769	409,193
Worldpay Group PLC*	107,174	385,464

		15,193,532

United States — 18.0%
3M Co.	3,648	637,743
A.O. Smith Corp.	1,714	83,558
Abbott Laboratories	9,939	415,152
AbbVie, Inc.	10,404	635,788
AES Corp.	64,448	737,285
Aetna, Inc.	1,670	198,079
AGCO Corp.	11,035	692,998
Alaska Air Group, Inc.	587	55,072
Allstate Corp.	3,888	292,416
Alphabet, Inc., Class A†	1,254	1,028,518
Alphabet, Inc., Class C†	1,436	1,144,190
Altria Group, Inc.	11,296	804,049
Amazon.com, Inc.†	1,167	961,001
American Electric Power Co., Inc.	810	51,889
American Express Co.	9,400	717,972
Ameriprise Financial, Inc.	1,668	187,266
AmerisourceBergen Corp.	4,903	427,934
Amgen, Inc.	5,426	850,146
Amphenol Corp., Class A	5,405	364,783
Anadarko Petroleum Corp.	1,855	128,978
Analog Devices, Inc.	812	60,851
Anthem, Inc.	1,253	193,137
Apache Corp.	606	36,251
Apartment Investment & Management Co., Class A	746	32,876

161

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Apple, Inc.	22,663	$2,750,155
Archer-Daniels-Midland Co.	4,860	215,104
Arconic, Inc.	1,761	40,133
AT&T, Inc.	22,576	951,804
Autoliv, Inc.	3,080	356,233
Automatic Data Processing, Inc.	729	73,622
AutoZone, Inc.†	116	84,098
AvalonBay Communities, Inc.	509	88,215
Ball Corp.	322	24,556
Bank of America Corp.	47,515	1,075,740
BB&T Corp.	3,003	138,709
Berkshire Hathaway, Inc., Class B†	10,676	1,752,359
Best Buy Co., Inc.	3,974	176,922
Biogen, Inc.†	480	133,075
Boeing Co.	992	162,113
BorgWarner, Inc.	1,399	57,121
Boston Properties, Inc.	709	92,808
Bristol-Myers Squibb Co.	7,497	368,553
Brixmor Property Group, Inc.	8,004	193,137
CA, Inc.	9,149	286,089
Camden Property Trust	434	36,269
Campbell Soup Co.	3,608	224,526
Capital One Financial Corp.	2,691	235,166
Cardinal Health, Inc.	3,890	291,594
Caterpillar, Inc.	6,870	657,184
CBS Corp., Class B	4,421	285,110
Celgene Corp.†	2,208	256,459
Centene Corp.†	813	51,439
CenterPoint Energy, Inc.	3,150	82,562
CenturyLink, Inc.	6,913	178,770
Charles Schwab Corp.	10,428	430,051
Charter Communications, Inc., Class A†	932	301,921
Chesapeake Energy Corp.†	3,547	22,878
Chevron Corp.	8,233	916,745
Cigna Corp.	1,508	220,500
Cimarex Energy Co.	354	47,864
Cincinnati Financial Corp.	1,088	76,791
Cisco Systems, Inc.	11,584	355,860
Citigroup, Inc.	17,119	955,754
Citizens Financial Group, Inc.	156	5,643
CME Group, Inc.	2,214	268,071
Colgate-Palmolive Co.	28,308	1,828,131
Comcast Corp., Class A	12,835	968,016
Computer Sciences Corp.	6,011	373,884
Conagra Brands, Inc.	7,003	273,747
ConocoPhillips	9,319	454,394
Crown Castle International Corp.	2,163	189,976
CSRA, Inc.	692	21,466
CVS Health Corp.	4,574	360,477
Darden Restaurants, Inc.	492	36,054
DaVita, Inc.†	1,061	67,639
Deere & Co.	106	11,347
Dell Technologies, Inc., Class V†	7,484	471,417
Delta Air Lines, Inc.	4,403	207,998
Devon Energy Corp.	7,849	357,443
Discover Financial Services	3,301	228,693
Discovery Communications, Inc., Class A†	9,308	263,882
Discovery Communications, Inc., Class C†	809	22,417
Domino’s Pizza, Inc.	100	17,454

Security Description	Shares	Value (Note 3)
United States (continued)
Dow Chemical Co.	6,554	$390,815
Dr Pepper Snapple Group, Inc.	532	48,518
Duke Energy Corp.	858	67,387
Duke Realty Corp.	5,594	136,102
E*TRADE Financial Corp.†	5,991	224,363
E.I. du Pont de Nemours & Co.	2,794	210,947
Eastman Chemical Co.	1,647	127,643
eBay, Inc.†	6,611	210,428
Edison International	1,110	80,897
Entergy Corp.	1,998	143,137
EOG Resources, Inc.	895	90,914
Equity Residential	5,895	358,239
Exelon Corp.	7,226	259,269
Expeditors International of Washington, Inc.	50,551	2,632,696
Express Scripts Holding Co.†	11,435	787,643
Exxon Mobil Corp.	11,214	940,742
Facebook, Inc., Class A†	5,421	706,465
FedEx Corp.	313	59,191
Fifth Third Bancorp	3,666	95,683
First Solar, Inc.†	371	11,571
FirstEnergy Corp.	7,199	218,274
FMC Corp.	1,750	105,280
Foot Locker, Inc.	706	48,389
Ford Motor Co.	14,335	177,181
Fortive Corp.	3,773	208,685
Freeport-McMoRan, Inc.†	5,541	92,258
Frontier Communications Corp.	14,325	49,994
Gartner, Inc.†	980	97,373
General Electric Co.	27,397	813,691
General Mills, Inc.	6,067	379,066
Genuine Parts Co.	1,341	129,822
GGP, Inc.	7,642	189,827
Gilead Sciences, Inc.	5,700	412,965
Goldman Sachs Group, Inc.	633	145,160
Goodyear Tire & Rubber Co.	5,630	182,356
Hartford Financial Services Group, Inc.	3,250	158,308
HCA Holdings, Inc.†	804	64,545
Hershey Co.	497	52,419
Hewlett Packard Enterprise Co.	4,793	108,705
Hologic, Inc.†	3,825	155,027
Home Depot, Inc.	7,661	1,054,000
Honeywell International, Inc.	911	107,790
Hormel Foods Corp.	602	21,853
Host Hotels & Resorts, Inc.	9,498	171,629
HP, Inc.	9,846	148,182
Humana, Inc.	927	184,009
Illinois Tool Works, Inc.	6,731	856,183
Ingredion, Inc.	4,234	542,756
Intel Corp.	27,883	1,026,652
International Business Machines Corp.	9,395	1,639,615
International Flavors & Fragrances, Inc.	2,217	259,855
Interpublic Group of Cos., Inc.	10,313	242,665
Johnson & Johnson	18,362	2,079,496
JPMorgan Chase & Co.	18,467	1,562,862
Kellogg Co.	2,979	216,603
Kimberly-Clark Corp.	2,214	268,182
Kinder Morgan, Inc.	1,615	36,079
Kraft Heinz Co.	1,802	160,901
Kroger Co.	5,776	196,153

162

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Laboratory Corp. of America Holdings†	1,088	$146,020
Liberty Media Corp.-Liberty SiriusXM, Series C†	2,418	86,782
Lincoln National Corp.	1,743	117,670
Loews Corp.	2,553	118,919
Lowe’s Cos., Inc.	4,128	301,674
Macerich Co.	1,277	87,717
Macy’s, Inc.	5,553	164,036
ManpowerGroup, Inc.	10,700	1,021,422
Marathon Oil Corp.	941	15,762
Marathon Petroleum Corp.	171	8,217
Marriott International, Inc., Class A	878	74,279
Marsh & McLennan Cos., Inc.	5,955	405,059
MasterCard, Inc., Class A	8,956	952,291
Maxim Integrated Products, Inc.	2,290	101,859
McCormick & Co., Inc.	197	18,823
McDonald’s Corp.	7,815	957,885
McKesson Corp.	1,585	220,553
Merck & Co., Inc.	13,159	815,726
MetLife, Inc.	256	13,929
Micron Technology, Inc.†	6,996	168,674
Microsoft Corp.	30,621	1,979,648
Molson Coors Brewing Co., Class B	1,628	157,135
Mondelez International, Inc., Class A	10,052	445,103
Morgan Stanley	740	31,443
MSCI, Inc.	2,916	241,299
National Oilwell Varco, Inc.	2,524	95,432
Navient Corp.	19,052	286,542
NetApp, Inc.	7,244	277,590
Newfield Exploration Co.†	3,066	122,885
Newmont Mining Corp.	8,873	321,912
News Corp., Class A	9,833	120,848
News Corp., Class B	564	7,135
NIKE, Inc., Class B	4,067	215,144
Nordstrom, Inc.	3,617	159,944
NRG Energy, Inc.	1,501	24,827
NVIDIA Corp.	627	68,456
Occidental Petroleum Corp.	785	53,199
Omnicom Group, Inc.	6,582	563,748
Oracle Corp.	4,060	162,847
PACCAR, Inc.	750	50,483
Parker-Hannifin Corp.	576	84,747
PayPal Holdings, Inc.†	8,072	321,104
PepsiCo, Inc.	356	36,946
PerkinElmer, Inc.	521	27,712
Pfizer, Inc.	28,892	916,743
Philip Morris International, Inc.	5,783	555,920
Phillips 66	1,484	121,124
Pioneer Natural Resources Co.	308	55,511
Pitney Bowes, Inc.	884	14,073
PPG Industries, Inc.	878	87,809
Praxair, Inc.	3,381	400,446
Priceline Group, Inc.†	98	154,363
Principal Financial Group, Inc.	2,094	119,546
Procter & Gamble Co.	12,638	1,107,089
Progressive Corp.	3,890	145,642
Prologis, Inc.	782	38,201
Public Service Enterprise Group, Inc.	1,530	67,703
Public Storage	2,094	450,210
Qorvo, Inc.†	98	6,293
QUALCOMM, Inc.	5,824	311,176
Quanta Services, Inc.†	719	25,805

Security Description	Shares	Value (Note 3)
United States (continued)
Quest Diagnostics, Inc.	3,338	$306,829
Regions Financial Corp.	6,028	86,863
Republic Services, Inc.	5,540	317,885
Reynolds American, Inc.	514	30,907
Ross Stores, Inc.	668	44,161
Ryder System, Inc.	254	19,710
Sealed Air Corp.	445	21,583
Simon Property Group, Inc.	3,567	655,508
Skyworks Solutions, Inc.	1,042	95,593
Spectra Energy Corp.	2,520	104,958
Stanley Black & Decker, Inc.	3,623	449,252
State Street Corp.	5,441	414,604
SunTrust Banks, Inc.	4,741	269,384
Synchrony Financial	4,724	169,214
Sysco Corp.	324	16,997
Target Corp.	4,608	297,124
TD Ameritrade Holding Corp.	2,583	119,205
Teradata Corp.†	618	18,144
Tesoro Corp.	154	12,451
Texas Instruments, Inc.	15,007	1,133,629
Thermo Fisher Scientific, Inc.	1,949	297,008
Time Warner, Inc.	6,165	597,080
TJX Cos., Inc.	747	55,965
Torchmark Corp.	621	45,668
Travelers Cos., Inc.	2,862	337,086
Twenty-First Century Fox, Inc., Class A	3,964	124,390
Twenty-First Century Fox, Inc., Class B	7,035	218,155
Tyson Foods, Inc., Class A	4,968	311,941
United Continental Holdings, Inc.†	6,233	439,240
United Parcel Service, Inc., Class B	4,648	507,236
United Rentals, Inc.†	565	71,478
UnitedHealth Group, Inc.	7,632	1,237,147
Universal Health Services, Inc., Class B	972	109,476
Unum Group	1,998	90,769
Urban Outfitters, Inc.†	420	11,147
US Bancorp	11,614	611,477
Valero Energy Corp.	3,778	248,441
Ventas, Inc.	191	11,779
Verizon Communications, Inc.	18,254	894,629
Viacom, Inc., Class B	756	31,858
VMware, Inc., Class A†	1,225	107,237
Vornado Realty Trust	746	79,307
WABCO Holdings, Inc.†	2,812	306,592
Wal-Mart Stores, Inc.	10,425	695,764
Walgreens Boots Alliance, Inc.	7,526	616,680
Walt Disney Co.	10,385	1,149,100
Wells Fargo & Co.	26,635	1,500,350
Western Union Co.	11,577	226,678
Whirlpool Corp.	395	69,082
Williams Cos., Inc.	1,650	47,586
Wyndham Worldwide Corp.	913	72,182
Xerox Corp.	21,464	148,746
Xylem, Inc.	6,679	329,341
Yum! Brands, Inc.	9,432	618,079
Zions Bancorporation	969	40,882

		87,036,167

Total Common Stocks (cost $178,780,673)		187,008,914

163

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 3)
U.S. GOVERNMENT TREASURIES — 28.1%
United States Treasury Notes
2.00% due 11/30/2022	$206,300	$205,124
2.00% due 02/15/2025	35,269,900	34,326,148
2.00% due 08/15/2025	34,714,400	33,618,744
2.25% due 11/15/2025	39,157,000	38,614,010
2.50% due 05/15/2024	14,002,000	14,214,760
2.75% due 11/15/2023	6,353,300	6,562,266
2.75% due 02/15/2024	8,494,900	8,771,316

Total U.S. Government Treasuries (cost $139,819,536)		136,312,368

OPTIONS—PURCHASED — 0.2%
Put Options-Purchased(2) (cost $1,139,923)	1,157	1,243,775

Total Long-Term Investment Securities (cost $319,740,132)		324,565,057

SHORT-TERM INVESTMENT SECURITIES — 27.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $134,201,000)	134,201,000	134,201,000

TOTAL INVESTMENTS (cost $453,941,132)(3)	94.6%	458,766,057
Other assets less liabilities	5.4	26,064,035

NET ASSETS	100.0%	$484,830,092

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $1,275,438 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $3,410,074 representing 0.70% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	Purchased Options:

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2017	$2,070	1,157	$1,139,923	$1,243,775	$103,852

(3)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
BR	— Bearer Shares
SDR	— Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
197	Long	CAC40 Index Euro	February 2017	$10,339,282	$10,096,102	$(243,180)
26	Long	DAX Index	March 2017	8,053,403	8,114,870	61,467

164

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Futures Contracts — (continued)
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
13	Long	FTSE MIB Index	March 2017	$1,304,467	$1,303,221	$(1,246)
13	Long	Amsterdam Index	February 2017	1,350,551	1,332,902	(17,649)
19	Long	IBEX 35 Index	February 2017	1,918,796	1,915,988	(2,808)
67	Long	TOPIX Index	March 2017	8,911,831	9,001,771	89,940
94	Long	FTSE 100 Index	March 2017	8,158,134	8,331,440	173,306
71	Long	Mini MSCI EAFE	March 2017	6,139,261	6,135,820	(3,441)
183	Long	OMXS30 Index	February 2017	3,146,015	3,217,161	71,146
783	Long	U.S. Treasury 10 Year Notes	March 2017	97,417,177	97,459,031	41,854
499	Long	S&P 500 E-Mini Index	March 2017	56,479,357	56,748,775	269,418
148	Long	Euro Currency	March 2017	19,737,399	20,018,850	281,451
52	Long	Japanese Yen Currency	March 2017	5,654,596	5,773,950	119,354
26	Long	Australian Dollar Currency	March 2017	1,924,476	1,970,280	45,804
23	Long	Swiss Franc Currency	March 2017	2,846,526	2,914,100	67,574
16	Long	SPI 200 Index	March 2017	1,690,863	1,685,165	(5,698)
46	Short	British Pound Currency	March 2017	3,651,452	3,619,913	31,539

						$978,831

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	NOK	1,750,000	USD	209,786	03/15/2017	$—	$(2,456)

JPMorgan Chase Bank N.A. London	AUD	1,641,000	USD	1,199,182	03/15/2017	—	(44,136)
	CAD	191,000	USD	143,093	03/15/2017	—	(3,751)
	CHF	333,000	USD	334,108	03/15/2017	—	(3,179)
	EUR	1,299,000	USD	1,362,236	03/15/2017	—	(42,498)
	GBP	146,000	USD	183,455	03/15/2017	—	(375)
	JPY	48,768,000	USD	415,732	03/15/2017	—	(16,803)
	USD	529,505	CHF	542,000	03/15/2017	19,472	—

						19,472	(110,742)

Morgan Stanley & Co. International PLC	NOK	9,193,000	USD	1,057,543	03/15/2017	—	(57,395)
	SEK	3,485,000	USD	374,276	03/15/2017	—	(24,940)
	SGD	837,000	USD	578,444	03/15/2017	—	(15,662)
	USD	666,230	EUR	636,000	03/15/2017	21,538	—
	USD	1,515,266	GBP	1,218,000	03/15/2017	18,328	—
	USD	568,586	JPY	66,933,000	03/15/2017	25,059	—
	USD	1,330,950	SEK	12,425,000	03/15/2017	92,368	—
	USD	339,813	SGD	491,000	03/15/2017	8,701	—

						165,994	(97,997)

UBS AG London	USD	1,590,981	AUD	2,109,000	03/15/2017	6,921	—
	USD	477,712	JPY	54,913,000	03/15/2017	9,324	—
	USD	299,570	SEK	2,646,000	03/15/2017	3,537	—

						19,782	—

Net Unrealized Appreciation/(Depreciation)						$205,248	$(211,195)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— British Pound Sterling
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

165

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$895,185	$52,925	**	$—	$948,110
Cayman Islands	23,660	1,246,726	**	—	1,270,386
Hong Kong	—	2,110,423	**	—	2,110,423
Other Countries	182,679,995	—		—	182,679,995
U.S. Government Treasuries	—	136,312,368		—	136,312,368
Options-Purchased	1,243,775	—		—	1,243,775
Short-Term Investment Securities	—	134,201,000		—	134,201,000

Total Investments at Value	$184,842,615	$273,923,442		$—	$458,766,057

Other Financial Instruments:+
Futures Contracts	$1,252,853	$—		$—	$1,252,853
Forward Foreign Currency Contracts	—	205,248		—	205,248

	$1,252,853	$205,248		$—	$1,458,101

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$274,022	$—		$—	$274,022
Forward Foreign Currency Contracts	—	211,195		—	211,195

	$274,022	$211,195		$—	$485,217

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 3).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $42,098,637 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

166

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Registered Investment Companies	32.6%
Diversified Banking Institutions	6.3
Banks-Commercial	5.4
Exchange-Traded Funds	5.2
Medical-Drugs	3.4
Oil Companies-Integrated	2.1
Telephone-Integrated	1.8
Pipelines	1.7
Oil Companies-Exploration & Production	1.6
Tobacco	1.4
Banks-Super Regional	1.3
Insurance-Life/Health	1.2
Real Estate Investment Trusts	1.0
Computers	1.0
Transport-Rail	1.0
Applications Software	1.0
Diversified Manufacturing Operations	1.0
Electric-Integrated	1.0
Retail-Drug Store	0.9
Beverages-Non-alcoholic	0.9
Food-Misc./Diversified	0.8
Medical-Biomedical/Gene	0.8
Metal-Diversified	0.8
Chemicals-Diversified	0.7
Medical Products	0.6
Computer Services	0.6
Insurance-Reinsurance	0.6
Cosmetics & Toiletries	0.6
Auto-Cars/Light Trucks	0.6
Electronic Components-Semiconductors	0.5
Brewery	0.5
Finance-Credit Card	0.5
Enterprise Software/Service	0.5
Retail-Discount	0.5
Diagnostic Equipment	0.5
Insurance-Multi-line	0.5
Multimedia	0.5
Diversified Minerals	0.5
Aerospace/Defense	0.5
Semiconductor Components-Integrated Circuits	0.5
Retail-Restaurants	0.5
Cellular Telecom	0.5
Retail-Apparel/Shoe	0.4
Data Processing/Management	0.4
Home Decoration Products	0.4
Web Portals/ISP	0.4
Insurance-Property/Casualty	0.4
Medical-HMO	0.4
Telecom Services	0.4
Cable/Satellite TV	0.4
Gold Mining	0.3
Auto/Truck Parts & Equipment-Original	0.3
Food-Confectionery	0.3
E-Commerce/Products	0.3
Networking Products	0.3
Aerospace/Defense-Equipment	0.3
Commercial Services	0.3
Apparel Manufacturers	0.3
Paper & Related Products	0.3
Electric Products-Misc.	0.3
Machinery-General Industrial	0.2

Electronic Measurement Instruments	0.2%
Commercial Services-Finance	0.2
Investment Management/Advisor Services	0.2
Internet Content-Entertainment	0.2
Food-Retail	0.2
Pharmacy Services	0.2
Vitamins & Nutrition Products	0.2
Entertainment Software	0.2
Consumer Products-Misc.	0.2
Engines-Internal Combustion	0.2
Retail-Building Products	0.2
Medical-Wholesale Drug Distribution	0.2
Finance-Investment Banker/Broker	0.2
Oil Refining & Marketing	0.2
Containers-Paper/Plastic	0.2
Agricultural Chemicals	0.2
Oil & Gas Drilling	0.1
Medical Instruments	0.1
Real Estate Operations & Development	0.1
Transport-Services	0.1
Machinery-Electrical	0.1
Food-Meat Products	0.1
Oil-Field Services	0.1
Diversified Operations	0.1
Shipbuilding	0.1
Broadcast Services/Program	0.1
Retail-Convenience Store	0.1
Banks-Fiduciary	0.1
Advertising Services	0.1
Advertising Agencies	0.1
Computer Software	0.1
Rubber-Tires	0.1
Medical-Hospitals	0.1
Electronic Components-Misc.	0.1
Computer Data Security	0.1
Retail-Auto Parts	0.1
Financial Guarantee Insurance	0.1
Retail-Major Department Stores	0.1
Medical Labs & Testing Services	0.1
Investment Companies	0.1
Import/Export	0.1
Printing-Commercial	0.1
Computers-Memory Devices	0.1
Metal Processors & Fabrication	0.1
Finance-Auto Loans	0.1
Home Furnishings	0.1
Internet Content-Information/News	0.1
Retail-Mail Order	0.1
Special Purpose Entities	0.1
Retail-Bedding	0.1
Computers-Integrated Systems	0.1
Agricultural Operations	0.1
Filtration/Separation Products	0.1
Finance-Leasing Companies	0.1
Electric-Generation	0.1
Retail-Bookstores	0.1
Instruments-Scientific	0.1
Housewares	0.1
Non-Ferrous Metals	0.1

98.3%

*	Calculated as a percentage of net assets

167

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2017 —(unaudited) — (continued)

Country Allocation*

United States	78.5%
United Kingdom	3.9
Japan	2.7
Canada	1.7
Netherlands	1.5
Switzerland	1.4
Australia	1.2
France	1.2
Ireland	0.8
Germany	0.8
Hong Kong	0.5
Jersey	0.5
Sweden	0.4
Denmark	0.3
Israel	0.3
Bermuda	0.3
Singapore	0.3
Guernsey	0.3
Norway	0.3
Spain	0.2
Italy	0.2
Finland	0.2
Belgium	0.1
South Korea	0.1
South Africa	0.1
China	0.1
Brazil	0.1
Thailand	0.1
Isle of Man	0.1
Curacao	0.1

98.3%

Credit Quality#†

Aaa	2.0%
Aa	5.4
A	29.2
Baa	58.2
Ba	5.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s

168

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 29.5%
Australia — 0.6%
Adelaide Brighton, Ltd.	5,019	$19,489
ASX, Ltd.	2,961	112,034
BHP Billiton, Ltd.	13,146	265,599
BWP Trust	18,979	42,030
carsales.com, Ltd.	11,825	93,627
Charter Hall Group	19,764	70,448
Coca-Cola Amatil, Ltd.	20,439	151,134
CSL, Ltd.	1,372	116,851
Downer EDI, Ltd.	7,013	32,976
Macquarie Group, Ltd.	4,301	275,955
Metals X, Ltd.†	13,057	7,922
Monadelphous Group, Ltd.	1,841	14,507
Myer Holdings, Ltd.	30,369	27,869
OZ Minerals, Ltd.	6,912	47,074
Perpetual, Ltd.	1,199	42,556
Resolute Mining, Ltd.	10,924	12,054
Rio Tinto, Ltd.	3,126	158,082
SEEK, Ltd.	14,167	155,147
Southern Cross Media Group, Ltd.	26,341	29,366
Telstra Corp., Ltd.	160,636	609,132
Westgold Resources, Ltd.†	6,528	9,827

		2,293,679

Austria — 0.0%
Oesterreichische Post AG	879	31,778
OMV AG	3,420	119,488

		151,266

Belgium — 0.1%
AGFA Gevaert NV†	5,659	22,316
Colruyt SA	1,089	53,230
Melexis NV	1,222	91,707
Proximus SADP	8,940	256,372
Sofina SA	312	42,302

		465,927

Bermuda — 0.3%
Assured Guaranty, Ltd.	7,000	272,370
Everest Re Group, Ltd.	900	197,937
Hiscox, Ltd.	5,005	64,600
Hongkong Land Holdings, Ltd.	21,900	147,825
Kunlun Energy Co., Ltd.(4)	110,000	87,392
RenaissanceRe Holdings, Ltd.	1,100	149,952
Validus Holdings, Ltd.	6,700	381,900

		1,301,976

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA, Class B	8,400	41,985
Engie Brasil Energia SA	7,500	85,208
Itausa - Investimentos Itau SA (Preference Shares)	26,300	77,454
Multiplus SA	1,900	21,454

		226,101

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	2,600	111,306

Canada — 0.8%
Advantage Oil & Gas, Ltd.†	4,100	26,435
Athabasca Oil Corp.†	52,800	67,357
Baytex Energy Corp.†	12,800	51,052
BCE, Inc.	9,400	423,750

Security Description	Shares	Value (Note 3)
Canada (continued)
Birchcliff Energy, Ltd.†	10,100	$62,249
Boardwalk Real Estate Investment Trust	1,700	61,651
Bonavista Energy Corp.	13,700	48,641
Cameco Corp.	10,700	136,253
Canadian Real Estate Investment Trust	900	32,722
Capital Power Corp.	1,400	26,553
Centerra Gold, Inc.	5,400	26,684
CGI Group, Inc., Class A†	4,200	201,955
CI Financial Corp.	5,200	108,696
Crescent Point Energy Corp.	4,700	54,793
Crew Energy, Inc.†	23,200	103,230
Dollarama, Inc.	500	37,867
Dominion Diamond Corp.	2,400	24,032
Dorel Industries, Inc., Class B	500	13,833
Eldorado Gold Corp.†	9,100	32,169
Enbridge Income Fund Holdings, Inc.	2,900	76,197
Entertainment One, Ltd.	13,190	38,280
First Quantum Minerals, Ltd.	5,100	64,316
Genworth MI Canada, Inc.	1,600	40,121
Goldcorp, Inc.	4,000	64,676
Husky Energy, Inc.†	11,300	145,804
IAMGOLD Corp.†	5,700	26,370
Kelt Exploration, Ltd.†	2,100	10,151
Kinross Gold Corp.†	12,200	47,534
Linamar Corp.	1,400	61,552
Magna International, Inc.	3,700	160,056
MEG Energy Corp.†	12,300	63,899
Nevsun Resources, Ltd.	12,900	40,646
North West Co., Inc.	900	20,251
Open Text Corp.	8,600	294,366
Pengrowth Energy Corp.†	9,500	11,900
Penn West Petroleum, Ltd.†	23,700	40,433
RioCan Real Estate Investment Trust	5,200	103,940
SEMAFO, Inc.†	9,500	35,408
Silver Standard Resources, Inc.†	3,100	32,757
Surge Energy, Inc.	31,400	68,048
Teck Resources, Ltd., Class B	9,200	225,466
Transcontinental, Inc., Class A	900	14,988
Turquoise Hill Resources, Ltd.†	29,700	107,502
WestJet Airlines, Ltd.	2,300	38,815
Yamana Gold, Inc.	18,900	62,455

		3,435,853

Cayman Islands — 0.0%
Hengan International Group Co., Ltd.(4)	10,500	86,048

China — 0.1%
Bank of China, Ltd.(4)	209,000	94,835
China Shenhua Energy Co., Ltd., Class H(4)	40,000	84,707
Industrial & Commercial Bank of China, Ltd., Class H(4)	157,000	96,142

		275,684

Curacao — 0.1%
Schlumberger, Ltd.	2,300	192,533

Czech Republic — 0.0%
CEZ AS	3,786	64,872

Denmark — 0.2%
Coloplast A/S, Class B	2,489	178,063

169

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Denmark (continued)
Novo Nordisk A/S, Class B	20,606	$740,069
Novozymes A/S, Class B	929	36,184
Spar Nord Bank A/S	3,105	36,173

		990,489

Finland — 0.2%
Fortum Oyj	6,586	105,151
Orion Oyj, Class B	1,884	87,697
Sampo Oyj, Class A	6,580	304,723
Stora Enso Oyj, Class R	6,520	74,043
UPM-Kymmene Oyj	5,549	125,793

		697,407

France — 0.9%
AXA SA	14,568	357,298
BNP Paribas SA	4,812	307,414
Chargeurs SA	806	15,783
Christian Dior SE	1,427	306,164
Engie SA	18,758	224,058
Euler Hermes SA	606	54,683
Faurecia	648	28,103
Hermes International	92	39,969
Imerys SA	153	12,273
Metropole Television SA	1,848	36,297
Neopost SA	1,473	48,641
Peugeot SA†	4,294	79,728
Plastic Omnium SA	969	32,846
Publicis Groupe SA	5,471	375,382
Sanofi	9,434	758,606
Societe Generale SA	6,913	337,719
TOTAL SA	7,629	384,269
Valeo SA	2,208	134,717

		3,533,950

Germany — 0.8%
BASF SE	4,727	454,761
Bayer AG	5,898	651,333
Commerzbank AG	15,716	135,944
Covestro AG*	5,999	450,012
Deutsche Bank AG†	6,947	137,912
Deutsche Euroshop AG	1,287	53,426
HUGO BOSS AG	3,496	223,794
Muenchener Rueckversicherungs-Gesellschaft AG	1,149	215,572
Porsche Automobil Holding SE (Preference Shares)	928	55,598
Siemens AG	3,796	476,367
Software AG	3,121	112,310
Uniper SE†	5,623	79,790

		3,046,819

Greece — 0.0%
OPAP SA	1,619	14,331

Guernsey — 0.1%
Amdocs, Ltd.	6,673	391,772

Hong Kong — 0.5%
BOC Hong Kong Holdings, Ltd.(4)	66,500	265,924
China Mobile, Ltd.(4)	9,500	107,998
China Overseas Land & Investment, Ltd.(4)	16,000	47,227
CLP Holdings, Ltd.(4)	33,500	328,112
Dah Sing Financial Holdings, Ltd.(4)	3,200	24,741

Security Description	Shares	Value (Note 3)
Hong Kong (continued)
Guangdong Investment, Ltd.(4)	72,000	$89,124
Hang Lung Properties, Ltd.(4)	13,000	31,883
Hang Seng Bank, Ltd.(4)	5,000	101,896
Henderson Land Development Co., Ltd.(4)	15,000	82,735
HKT Trust & HKT, Ltd.(4)	97,000	134,959
Hopewell Holdings, Ltd.(4)	9,000	32,142
Hysan Development Co., Ltd.(4)	14,000	63,779
Link REIT(4)	20,500	139,613
Sun Hung Kai Properties, Ltd.(4)	11,000	151,212
Swire Pacific, Ltd., Class A(4)	7,500	76,201
Swire Properties, Ltd.(4)	12,400	34,954
Wharf Holdings, Ltd.(4)	16,000	119,547
Wheelock & Co., Ltd.(4)	17,000	103,493

		1,935,540

India — 0.0%
Infosys, Ltd. ADR	6,200	85,374

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT	73,200	31,248
Telekomunikasi Indonesia Persero Tbk PT	335,300	97,181

		128,429

Ireland — 0.4%
Accenture PLC, Class A	5,800	660,446
Allegion PLC	400	26,268
Bank of Ireland†	156,917	42,009
Eaton Corp. PLC	3,500	247,730
Medtronic PLC	6,800	516,936

		1,493,389

Isle of Man — 0.1%
Playtech PLC	20,276	211,455

Israel — 0.3%
Bank Hapoalim BM	48,322	291,633
Bank Leumi Le-Israel BM†	58,981	243,619
Check Point Software Technologies, Ltd.†	3,400	335,818
Israel Discount Bank, Ltd., Class A†	11,994	24,914
Taro Pharmaceutical Industries, Ltd.†	1,800	188,082
Teva Pharmaceutical Industries, Ltd. ADR	6,800	227,324

		1,311,390

Italy — 0.2%
Azimut Holding SpA	3,403	60,980
Banca Mediolanum SpA	13,183	100,756
Enel SpA	57,219	238,671
Mediobanca SpA	28,126	241,530
Recordati SpA	1,081	30,702
UniCredit SpA	3,520	95,596

		768,235

Japan — 2.7%
77 Bank, Ltd.	4,000	18,599
ABC-Mart, Inc.	500	29,050
ADEKA Corp.	1,600	23,325
Aica Kogyo Co., Ltd.	3,600	93,962
Ajis Co., Ltd.	200	9,707
Aozora Bank, Ltd.	5,000	18,245
Arakawa Chemical Industries, Ltd.	1,200	19,917

170

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Japan (continued)
Asahi Diamond Industrial Co., Ltd.	2,000	$14,985
Asahi Glass Co., Ltd.	10,000	74,396
Asahi Kasei Corp.	22,000	205,562
Astellas Pharma, Inc.	44,900	601,861
Avex Group Holdings, Inc.	2,400	36,114
Awa Bank, Ltd.	2,000	12,488
Bank of Kyoto, Ltd.	18,000	141,086
Bridgestone Corp.	7,200	264,189
Brother Industries, Ltd.	7,400	136,845
Central Japan Railway Co.	3,600	582,517
Chiba Bank, Ltd.	22,000	144,380
Create SD Holdings Co., Ltd.	3,900	85,937
Daicel Corp.	7,100	78,728
Daido Steel Co., Ltd.	5,000	22,717
Daiwa Securities Group, Inc.	28,000	179,417
Denka Co., Ltd.	6,000	29,546
Denso Corp.	2,200	95,494
F@N Communications, Inc.	8,000	52,077
Fuji Heavy Industries, Ltd.	9,000	361,881
Fujibo Holdings, Inc.	700	20,831
GungHo Online Entertainment, Inc.	28,400	61,624
Gunma Bank, Ltd.	7,400	40,503
Hachijuni Bank, Ltd.	10,000	59,074
Hitachi Chemical Co., Ltd.	1,600	45,488
Hitachi Metals, Ltd.	5,200	72,121
Hyakugo Bank, Ltd.	6,000	24,710
Inaba Denki Sangyo Co., Ltd.	400	14,188
Inpex Corp.	13,400	131,793
ITOCHU Corp.	20,400	281,130
Iyo Bank, Ltd.	20,000	134,443
Japan Airlines Co., Ltd.	2,100	66,993
Japan Petroleum Exploration Co., Ltd.	2,300	51,700
Japan Post Bank Co., Ltd.	8,300	101,076
Japan Post Holdings Co., Ltd.	3,100	38,987
JFE Holdings, Inc.	3,800	66,704
JSR Corp.	3,400	58,418
JTEKT Corp.	4,500	74,130
Kaken Pharmaceutical Co., Ltd.	2,700	136,782
KDDI Corp.	26,400	708,458
Keihin Corp.	1,000	17,704
Keiyo Bank, Ltd.	4,000	18,422
Kitz Corp.	3,000	18,307
Konica Minolta, Inc.	3,100	32,178
Kuraray Co., Ltd.	2,500	39,678
Kuroda Electric Co., Ltd.	2,700	55,717
Kyushu Financial Group, Inc.	4,400	30,396
Lawson, Inc.	5,900	430,573
Lintec Corp.	2,200	49,198
Maeda Road Construction Co., Ltd.	4,000	69,117
Mazda Motor Corp.	3,100	45,796
MCJ Co., Ltd.	2,300	23,568
Mitsubishi Chemical Holdings Corp.	25,400	177,649
Mitsubishi UFJ Financial Group, Inc.	18,000	116,519
Mixi, Inc.	2,000	86,706
Nagase & Co., Ltd.	1,200	16,463
Nexon Co., Ltd.	11,500	175,387
NHK Spring Co., Ltd.	2,800	28,221
Nichicon Corp.	2,400	22,616
Nichiha Corp.	2,000	51,297
Nippo Corp.	1,000	18,891
Nippon Electric Glass Co., Ltd.	4,000	23,063
Nippon Shokubai Co., Ltd.	300	20,698

Security Description	Shares	Value (Note 3)
Japan (continued)
Nippon Telegraph & Telephone Corp.	4,700	$207,256
Nitto Kogyo Corp.	800	10,926
NOK Corp.	1,000	20,299
NSK, Ltd.	5,800	70,580
NTT DOCOMO, Inc.	26,900	644,804
NuFlare Technology, Inc.	500	31,928
Oracle Corp. Japan	1,600	89,558
ORIX Corp.	12,000	181,419
Osaka Gas Co., Ltd.	17,000	63,643
Sakai Moving Service Co., Ltd.	400	10,646
San-in Godo Bank, Ltd.	4,100	34,315
Shimamura Co., Ltd.	1,400	183,385
Shin-Etsu Polymer Co., Ltd.	4,100	30,103
Shinnihon Corp.	1,400	10,800
Shinsei Bank, Ltd.	116,000	200,337
Shizuoka Bank, Ltd.	25,000	218,094
Sinko Industries, Ltd.	2,100	26,262
Sony Financial Holdings, Inc.	9,200	155,058
Start Today Co., Ltd.	2,900	54,528
Sumitomo Mitsui Financial Group, Inc.	7,200	283,830
Sumitomo Rubber Industries, Ltd.	2,700	42,206
Sumitomo Seika Chemicals Co., Ltd	400	16,650
Suzuki Motor Corp.	4,000	154,778
Sysmex Corp.	700	41,909
T&D Holdings, Inc.	7,100	105,862
Taisei Corp.	6,000	42,618
Toagosei Co., Ltd.	3,800	40,723
TOKAI Holdings Corp.	4,700	33,509
Tokyu Construction Co., Ltd.	1,100	8,651
Tomony Holdings, Inc.	3,600	19,226
Toppan Forms Co., Ltd.	1,600	16,608
Toshiba Machine Co., Ltd.	3,000	13,072
Toshiba Plant Systems & Services Corp.	1,000	15,065
Tosoh Corp.	8,000	60,579
Toyo Ink SC Holdings Co., Ltd.	4,000	19,555
Toyo Kanetsu KK	15,000	44,504
Toyota Boshoku Corp.	1,800	39,934
Toyota Industries Corp.	1,900	91,878
Toyota Motor Corp.	2,700	157,442
TS Tech Co., Ltd.	1,100	28,126
Ube Industries, Ltd.	14,000	33,726
Yahoo Japan Corp.	29,900	125,521
Yamato Kogyo Co., Ltd.	2,200	65,858
Yokohama Rubber Co., Ltd.	1,500	26,424
Yuasa Trading Co., Ltd.	600	16,234
Zenkoku Hosho Co, Ltd.	1,400	48,419
Zeon Corp.	3,000	34,541

		10,961,731

Jersey — 0.1%
Delphi Automotive PLC	3,500	245,210
Experian PLC	5,890	113,293

		358,503

Luxembourg — 0.0%
APERAM SA	541	25,513
Subsea 7 SA†	6,774	92,066

		117,579

Malaysia — 0.0%
AMMB Holdings Bhd	30,400	31,433
Hong Leong Bank Bhd	6,300	18,746

		50,179

171

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Marshall Islands — 0.0%
Gener8 Maritime, Inc.†	8,800	$44,440
Scorpio Tankers, Inc.	17,200	65,876
Teekay Tankers, Ltd., Class A	17,900	43,855

		154,171

Mexico — 0.0%
Compartamos SAB de CV	35,100	51,253
Kimberly-Clark de Mexico SAB de CV, Class A	16,600	29,875

		81,128

Netherlands — 0.4%
Arcadis NV	1,393	18,902
Boskalis Westminster NV	1,443	53,360
Euronext NV*	1,309	57,900
Exor NV	1,591	72,409
LyondellBasell Industries NV, Class A	7,000	652,890
NN Group NV	2,298	81,193
RELX NV	6,533	110,193
Unilever NV CVA	14,792	597,122

		1,643,969

New Zealand — 0.0%
Trade Me Group, Ltd.	7,707	28,612

Norway — 0.3%
Aker Solutions ASA†	10,162	54,629
Statoil ASA	20,083	373,510
Telenor ASA	16,947	268,340
TGS Nopec Geophysical Co. ASA	3,523	84,358
Yara International ASA	5,687	239,669

		1,020,506

Panama — 0.0%
McDermott International, Inc.†	2,900	23,490

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	5,700	78,603

Poland — 0.0%
KGHM Polska Miedz SA	795	24,596
Polskie Gornictwo Naftowe I Gazownictwo SA	111,005	152,176

		176,772

Portugal — 0.0%
EDP - Energias de Portugal SA	29,163	84,622

Puerto Rico — 0.0%
OFG Bancorp	1,700	22,525

Russia — 0.0%
Lukoil PJSC ADR	1,699	95,492

Singapore — 0.3%
Broadcom, Ltd.	600	119,700
CapitaLand Mall Trust	63,900	87,960
China Aviation Oil Singapore Corp., Ltd.	16,900	18,167
DBS Group Holdings, Ltd.	10,000	134,601
M1, Ltd.	27,500	39,220
Mapletree Industrial Trust	35,400	41,319
Oversea-Chinese Banking Corp., Ltd.	35,600	237,190
SATS, Ltd.	7,800	29,222

Security Description	Shares	Value (Note 3)
Singapore (continued)
Singapore Telecommunications, Ltd. 10	167,700	$458,115
United Overseas Bank, Ltd.	5,000	74,219

		1,239,713

South Africa — 0.1%
MMI Holdings, Ltd.	23,718	43,476
RMB Holdings, Ltd.	10,576	50,992
Sanlam, Ltd.	16,487	79,517
Truworths International, Ltd.	17,798	106,986
Vodacom Group, Ltd.	10,568	118,424

		399,395

South Korea — 0.1%
Hankook Tire Co., Ltd.	336	16,365
Kangwon Land, Inc.†	2,412	67,871
KT&G Corp.	1,658	143,386
Mirae Asset Daewoo Co., Ltd.†	6,470	49,050
Samsung Electronics Co., Ltd.	74	125,636
SK Telecom Co., Ltd.	294	56,417

		458,725

Spain — 0.2%
Banco Popular Espanol SA	14,564	15,030
Cia de Distribucion Integral Logista Holdings SA	2,405	58,103
CIE Automotive SA	1,811	33,635
Endesa SA	9,848	202,466
Gas Natural SDG SA	5,723	110,092
Grupo Catalana Occidente SA	1,096	35,671
Repsol SA	15,572	229,624
Tecnicas Reunidas SA	628	24,880
Viscofan SA	1,490	75,622

		785,123

Sweden — 0.4%
Alfa Laval AB	10,147	189,319
Atlas Copco AB, Class A	3,372	108,056
Axfood AB	5,756	94,627
Hennes & Mauritz AB, Class B	3,306	94,489
Hexpol AB	9,112	88,233
Intrum Justitia AB	7,090	238,789
Investor AB, Class B	5,671	226,202
SKF AB, Class B	8,833	177,728
Swedish Match AB	3,967	129,072
Telefonaktiebolaget LM Ericsson, Class B	25,951	153,236

		1,499,751

Switzerland — 1.4%
ABB, Ltd.	25,812	611,162
Burkhalter Holding AG	159	22,415
Credit Suisse Group AG	15,541	235,420
Garmin, Ltd.	5,300	255,937
Kuehne & Nagel International AG	1,003	136,632
Nestle SA	16,024	1,170,770
Novartis AG	15,482	1,133,516
Roche Holding AG	4,605	1,084,296
Swiss Re AG	7,196	669,750
Transocean, Ltd.†	5,800	81,026
UBS Group AG	21,908	353,565

		5,754,489

172

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Thailand — 0.1%
Advanced Info Service PCL NVDR	7,600	$34,320
PTT Exploration & Production PCL NVDR	18,900	52,604
Siam Cement PCL NVDR	9,200	132,213

		219,137

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	13,630	20,988
Koza Altin Isletmeleri AS†	2,586	12,158
Turkiye Garanti Bankasi AS	41,816	92,207

		125,353

United Kingdom — 1.9%
Abcam PLC	3,255	33,516
Admiral Group PLC	6,590	147,234
Ashmore Group PLC	19,229	74,989
Barclays PLC	258,229	712,888
Barratt Developments PLC	9,527	57,252
Beazley PLC	13,764	70,230
BHP Billiton PLC	12,762	230,785
BP PLC	23,453	139,509
Brewin Dolphin Holdings PLC	5,970	23,515
British American Tobacco PLC	6,800	419,123
Burberry Group PLC	8,898	183,576
Capita PLC	12,496	78,678
Close Brothers Group PLC	3,518	64,172
Dunelm Group PLC	13,322	113,962
Ensco PLC, Class A	2,700	29,484
Go-Ahead Group PLC	1,315	37,105
Halfords Group PLC	6,351	28,922
Hansteen Holdings PLC	32,731	45,293
HSBC Holdings PLC (LSE)	98,670	839,594
HSBC Holdings PLC (HKE)(4)	11,600	98,730
IG Group Holdings PLC	9,605	64,403
IMI PLC	19,440	285,151
Imperial Brands PLC	8,820	407,595
Indivior PLC	45,643	169,673
Investec PLC	13,528	95,557
ITV PLC	45,412	116,085
JD Sports Fashion PLC	19,450	84,978
Jupiter Fund Management PLC	9,600	48,488
Legal & General Group PLC	98,238	290,297
Lloyds Banking Group PLC	263,732	215,421
Marks & Spencer Group PLC	8,523	35,972
Micro Focus International PLC	2,323	62,684
Mitie Group PLC	20,787	52,483
Next PLC	3,653	176,007
Noble Corp. PLC	8,300	56,025
Novae Group PLC	2,705	21,387
Ophir Energy PLC†	89,134	104,842
Pan African Resources PLC	46,296	9,027
PayPoint PLC	1,013	12,253
Prudential PLC	3,795	73,139
Restaurant Group PLC	9,497	35,005
Rio Tinto PLC	7,223	317,211
Rowan Cos. PLC, Class A†	7,100	127,232
Royal Bank of Scotland Group PLC†	100,986	281,775
Royal Dutch Shell PLC, Class A	2,377	64,216
Royal Dutch Shell PLC, Class B	3,320	93,409
Royal Mail PLC	12,999	67,308
Senior PLC	12,494	31,105
Standard Chartered PLC†	29,939	291,551

Security Description	Shares	Value (Note 3)
United Kingdom (continued)
Unilever PLC	9,206	$373,781
WH Smith PLC	8,361	171,446
William Hill PLC	27,946	91,019

		7,755,082

United States — 15.7%
3M Co.	1,900	332,158
AbbVie, Inc.	8,300	507,213
Activision Blizzard, Inc.	10,500	422,205
AdvanSix, Inc.†	16	411
Aetna, Inc.	2,700	320,247
Aflac, Inc.	5,100	356,949
Air Products & Chemicals, Inc.	700	97,832
Alacer Gold Corp.†	5,000	9,222
Alaska Air Group, Inc.	1,200	112,584
Alliance Data Systems Corp.	700	159,866
Ally Financial, Inc.	9,600	202,752
Alphabet, Inc., Class A†	1,100	902,209
Alphabet, Inc., Class C†	800	637,432
Altria Group, Inc.	3,300	234,894
Amazon.com, Inc.†	1,100	905,828
American Eagle Outfitters, Inc.	2,600	39,286
American Equity Investment Life Holding Co.	1,600	37,760
American Express Co.	4,100	313,158
American Financial Group, Inc.	1,600	137,872
American National Insurance Co.	123	14,341
American Tower Corp.	600	62,100
AMETEK, Inc.	3,300	168,630
Amgen, Inc.	6,200	971,416
Anthem, Inc.	300	46,242
Apple, Inc.	24,300	2,948,805
Archer-Daniels-Midland Co.	4,500	199,170
Argan, Inc.	300	22,125
Artisan Partners Asset Management, Inc., Class A	1,000	28,950
AT&T, Inc.	11,200	472,192
Atwood Oceanics, Inc.	4,700	57,152
Autoliv, Inc.	900	104,094
Avangrid, Inc.	1,200	46,560
Bank of America Corp.	17,900	405,256
BB&T Corp.	400	18,476
Bed Bath & Beyond, Inc.	5,200	209,820
Bemis Co., Inc.	1,800	87,696
Berkshire Hathaway, Inc., Class B†	1,200	196,968
Best Buy Co., Inc.	3,000	133,560
Big Lots, Inc.	900	45,000
Boeing Co.	4,100	670,022
BorgWarner, Inc.	2,600	106,158
Brinker International, Inc.	3,900	173,550
Buckle, Inc.	6,000	126,900
C.H. Robinson Worldwide, Inc.	1,918	145,883
CA, Inc.	11,100	347,097
Capital One Financial Corp.	2,200	192,258
CARBO Ceramics, Inc.†	2,500	35,500
Cardinal Health, Inc.	4,200	314,832
Cato Corp., Class A	1,000	25,390
CDK Global, Inc.	600	37,530
Celanese Corp., Series A	700	59,080
Celgene Corp.†	1,100	127,765
Chase Corp.	239	21,032
Chesapeake Lodging Trust	901	23,066
Chevron Corp.	9,300	1,035,555

173

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Cisco Systems, Inc.	36,100	$1,108,992
Citigroup, Inc.	17,300	965,859
Citrix Systems, Inc.†	900	82,071
Coca-Cola Co.	16,600	690,062
Colgate-Palmolive Co.	700	45,206
Comcast Corp., Class A	2,700	203,634
Contango Oil & Gas Co.†	1,700	13,770
Cooper Tire & Rubber Co.	700	25,375
Cooper-Standard Holding, Inc.†	200	21,056
Credit Acceptance Corp.†	300	61,584
CSG Systems International, Inc.	600	29,040
Cummins, Inc.	4,300	632,143
Darden Restaurants, Inc.	2,800	205,184
Delta Air Lines, Inc.	2,500	118,100
Deluxe Corp.	3,300	240,405
Discover Financial Services	3,500	242,480
Dover Corp.	264	20,526
Dow Chemical Co.	8,700	518,781
Dr Pepper Snapple Group, Inc.	2,900	264,480
Dun & Bradstreet Corp.	1,100	134,882
Eastman Chemical Co.	1,400	108,500
eBay, Inc.†	14,900	474,267
Edwards Lifesciences Corp.†	700	67,368
Emerson Electric Co.	10,000	586,600
Ennis, Inc.	1,000	16,900
Equifax, Inc.	500	58,640
Expeditors International of Washington, Inc.	3,700	192,696
Express Scripts Holding Co.†	10,000	688,800
Exxon Mobil Corp.	18,300	1,535,187
Facebook, Inc., Class A†	5,900	768,888
FactSet Research Systems, Inc.	800	138,440
Federated Investors, Inc., Class B	2,100	54,621
Finish Line, Inc., Class A	1,400	24,080
First American Financial Corp.	2,900	108,982
FleetCor Technologies, Inc.†	100	14,749
Flowers Foods, Inc.	5,200	104,572
Fluor Corp.	1,500	83,250
Foot Locker, Inc.	2,000	137,080
Ford Motor Co.	3,800	46,968
Fossil Group, Inc.†	1,100	28,127
Franklin Resources, Inc.	4,700	186,778
GameStop Corp., Class A	1,500	36,735
Gannett Co., Inc.	2,200	21,164
Gap, Inc.	7,300	168,119
General Electric Co.	13,400	397,980
General Mills, Inc.	8,500	531,080
Gentex Corp.	2,500	52,225
Genuine Parts Co.	3,000	290,430
Gilead Sciences, Inc.	10,100	731,745
Glacier Bancorp, Inc.	1,000	35,530
Globus Medical, Inc., Class A†	1,700	44,812
GNC Holdings, Inc., Class A	6,700	59,429
Goldman Sachs Group, Inc.	900	206,388
Greenbrier Cos., Inc.	3,200	140,000
HCI Group, Inc.	500	20,680
HEICO Corp.	900	69,255
Hess Corp.	6,400	346,752
Hillenbrand, Inc.	2,900	105,995
Home Depot, Inc.	1,800	247,644
Honeywell International, Inc.	400	47,328
HP, Inc.	12,100	182,105

Security Description	Shares	Value (Note 3)
United States (continued)
Huntington Ingalls Industries, Inc.	2,500	$484,900
IDEX Corp.	500	45,080
IDEXX Laboratories, Inc.†	300	36,699
Intel Corp.	31,600	1,163,512
International Business Machines Corp.	6,500	1,134,380
j2 Global, Inc.	2,000	167,620
Jack Henry & Associates, Inc.	400	35,912
John Wiley & Sons, Inc., Class A	2,300	126,730
Johnson & Johnson	13,800	1,562,850
JPMorgan Chase & Co.	10,900	922,467
Kimberly-Clark Corp.	5,000	605,650
KLA-Tencor Corp.	1,700	144,687
Knoll, Inc.	1,700	44,387
Kohl’s Corp.	1,300	51,779
Kulicke & Soffa Industries, Inc.†	900	15,822
L Brands, Inc.	5,400	325,134
LaSalle Hotel Properties	2,000	60,340
LCI Industries	600	65,850
Lear Corp.	1,400	198,926
Leggett & Platt, Inc.	4,950	236,214
Lincoln Electric Holdings, Inc.	1,100	91,707
Lincoln National Corp.	3,100	209,281
Lowe’s Cos., Inc.	5,200	380,016
Macy’s, Inc.	1,700	50,218
Magellan Midstream Partners LP	300	24,009
Marathon Oil Corp.	15,200	254,600
Marathon Petroleum Corp.	4,200	201,810
MasterCard, Inc., Class A	1,500	159,495
Mattel, Inc.	3,600	94,356
Maxim Integrated Products, Inc.	4,500	200,160
McDonald’s Corp.	4,000	490,280
McKesson Corp.	2,200	306,130
Mead Johnson Nutrition Co.	4,000	281,840
Medifast, Inc.	1,100	46,387
MEDNAX, Inc.†	2,400	164,040
Merck & Co., Inc.	18,600	1,153,014
Meredith Corp.	900	55,170
Microsoft Corp.	30,000	1,939,500
Moelis & Co.Class A	800	27,280
Morgan Stanley	12,100	514,129
National Western Life Group, Inc., Class A	100	29,315
NetApp, Inc.	7,100	272,072
NeuStar, Inc., Class A†	800	26,560
NVIDIA Corp.	700	76,426
Occidental Petroleum Corp.	9,600	650,592
Oceaneering International, Inc.	1,000	27,850
Omnicom Group, Inc.	4,500	385,425
Oracle Corp.	25,000	1,002,750
Overseas Shipholding Group, Inc., Class A	5,800	28,478
Packaging Corp. of America	2,400	221,232
Parker-Hannifin Corp.	1,700	250,121
Paychex, Inc.	2,200	132,638
PayPal Holdings, Inc.†	2,700	107,406
Pebblebrook Hotel Trust	900	26,919
PepsiCo, Inc.	9,200	954,776
PetMed Express, Inc.	2,000	42,380
Pfizer, Inc.	39,300	1,246,989
Philip Morris International, Inc.	7,000	672,910
Pitney Bowes, Inc.	4,100	65,272
Priceline Group, Inc.†	100	157,513

174

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Principal Financial Group, Inc.	5,100	$291,159
Procter & Gamble Co.	13,600	1,191,360
Public Storage	600	129,000
QUALCOMM, Inc.	15,100	806,793
Quality Care Properties, Inc.†	200	3,692
Quest Diagnostics, Inc.	3,300	303,336
Ralph Lauren Corp.	1,900	168,017
Regions Financial Corp.	700	10,087
ResMed, Inc.	2,300	155,342
Robert Half International, Inc.	1,600	75,296
Ross Stores, Inc.	1,400	92,554
Sally Beauty Holdings, Inc.†	5,300	126,140
Schweitzer-Mauduit International, Inc.	1,538	68,179
Scripps Networks Interactive, Inc., Class A	5,300	403,648
Sherwin-Williams Co.	300	91,143
Snap-on, Inc.	800	145,224
Sonoco Products Co.	5,405	297,005
Spectra Energy Partners LP	1,600	72,544
Staples, Inc.	4,800	44,160
Steven Madden, Ltd.†	3,254	114,541
Synaptics, Inc.†	1,500	84,570
T. Rowe Price Group, Inc.	2,300	155,112
Target Corp.	4,300	277,264
Teradata Corp.†	5,300	155,608
Terra Nitrogen Co LP	400	45,200
Tessera Holding Corp.	3,000	135,600
Texas Instruments, Inc.	4,300	324,822
TJX Cos., Inc.	3,300	247,236
Toro Co.	600	35,358
Tupperware Brands Corp.	2,800	169,008
Union Pacific Corp.	1,200	127,896
Unit Corp.†	1,600	41,600
United Insurance Holdings Corp.	1,000	13,670
United Therapeutics Corp.†	1,800	294,534
UnitedHealth Group, Inc.	4,500	729,450
Universal Corp.	700	47,600
Universal Health Services, Inc., Class B	3,200	360,416
Universal Insurance Holdings, Inc.	3,574	93,460
Urban Outfitters, Inc.†	1,300	34,502
Urstadt Biddle Properties, Inc., Class A	1,100	24,695
USANA Health Sciences, Inc.†	1,400	87,220
Valero Energy Corp.	5,800	381,408
VCA, Inc.†	200	18,120
Vectrus, Inc.†	400	9,016
Verizon Communications, Inc.	6,800	333,268
Versum Materials, Inc.†	350	9,782
VF Corp.	4,900	252,252
Viacom, Inc., Class B	5,500	231,770
Visa, Inc., Class A	2,000	165,420
Voya Financial, Inc.	4,900	197,078
Waddell & Reed Financial, Inc., Class A	2,400	43,320
Wal-Mart Stores, Inc.	13,700	914,338
Walgreens Boots Alliance, Inc.	6,100	499,834
Walt Disney Co.	2,900	320,885
Waters Corp.†	1,200	169,980
WellCare Health Plans, Inc.†	700	101,878

Security Description	Shares/ Principal Amount	Value (Note 3)
United States (continued)
Wells Fargo & Co.	12,700	$715,391
Western Union Co.	18,600	364,188
Westwood Holdings Group, Inc.	300	16,776
Williams-Sonoma, Inc.	4,900	236,229
Xylem, Inc.	1,300	64,103
Zoetis, Inc.	1,200	65,928

		63,829,558

Total Common Stocks (cost $116,816,905)		120,178,033

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Canada — 0.3%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077	920,000	931,500
Transcanada Trust FRS 5.88% due 08/15/2076	260,000	274,300

		1,205,800

United States — 0.4%
Bank of New York Mellon Corp. FRS 4.63% due 09/20/2026(1)	430,000	408,629
M&T Bank Corp. FRS 5.13% due 11/01/2026(1)	725,000	708,832
US Bancorp FRS 5.13% due 01/15/2021(1)	427,000	442,479

		1,559,940

Total Preferred Securities/Capital Securities (cost $2,772,354)		2,765,740

FOREIGN CORPORATE BONDS & NOTES — 5.7%
Australia — 0.6%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	246,961
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	1,000,000	1,060,283
Commonwealth Bank of Australia FRS Senior Notes 1.52% due 11/07/2019*	320,000	320,274
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	1,025,000	995,959

		2,623,477

Canada — 0.6%
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,000,000	994,128
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	95,000	94,651
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	700,000	756,637
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	615,000	626,468

175

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Canada (continued)
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	$150,000	$192,147

		2,664,031

Denmark — 0.1%
Danske Bank A/S Senior Notes 2.80% due 03/10/2021*	400,000	402,992

France — 0.3%
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,155,000	1,147,032

Guernsey — 0.2%
Credit Suisse Group Funding, Ltd. Company Guar. Notes 3.45% due 04/16/2021	620,000	626,842

Ireland — 0.4%
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	155,960
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,500,000	1,456,570

		1,612,530

Jersey — 0.4%
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	1,500,000	1,497,025

Netherlands — 1.1%
Deutsche Telekom International Finance BV FRS Company Guar. Notes 1.44% due 09/19/2019*	735,000	733,846
ING Bank NV Senior Notes 2.75% due 03/22/2021*	750,000	752,864
Mondelez International Holdings Netherlands BV Company Guar. Notes 1.63% due 10/28/2019*	1,500,000	1,477,179
Shell International Finance BV FRS Company Guar. Notes 1.30% due 09/12/2019	230,000	230,768
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,330,000	1,271,662

		4,466,319

United Kingdom — 2.0%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	406,987
Barclays PLC Senior Notes 3.20% due 08/10/2021	855,000	850,138
Barclays PLC Senior Notes 4.38% due 01/12/2026	200,000	200,906

Security Description	Principal Amount	Value (Note 3)
United Kingdom (continued)
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	$1,000,000	$1,011,945
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	650,000	652,609
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	430,000	432,290
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	760,000	758,620
Lloyds Banking Group PLC Company Guar. Notes 3.10% due 07/06/2021	220,000	222,224
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	1,500,000	1,553,740
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	1,020,000	991,282
Standard Chartered PLC Senior Notes 2.10% due 08/19/2019*	990,000	980,215

		8,060,956

Total Foreign Corporate Bonds & Notes (cost $23,137,654)		23,101,204

MUNICIPAL BONDS & NOTES — 0.0%
United States — 0.0%
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.16% due 07/01/2019 (cost $55,000)	55,000	55,320

U.S. CORPORATE BONDS & NOTES — 24.6%
United States — 24.6%
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	1,835,000	1,845,726
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	1,000,000	941,378
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	1,000,000	916,356
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,000,000	1,048,315
American Express Credit Corp. FRS Senior Notes 1.46% due 10/30/2019	250,000	250,393
American Tower Corp. Senior Notes 3.30% due 02/15/2021	1,000,000	1,011,459
American Tower Corp. Senior Notes 4.00% due 06/01/2025	600,000	601,161
Amgen, Inc. Senior Notes 1.85% due 08/19/2021	1,091,000	1,052,608

176

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	$320,000	$308,836
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	537,472
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	750,000	843,694
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	750,000	746,271
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	2,000,000	2,011,658
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	1,000,000	1,042,180
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	2,250,000	2,214,781
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,250,000	1,240,132
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,055,000	1,062,493
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	885,000	880,898
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,000,000	1,117,888
Baxter International, Inc. Senior Notes 1.70% due 08/15/2021	1,500,000	1,444,558
BB&T Corp. FRS Senior Notes 1.57% due 06/15/2020	1,460,000	1,462,914
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	962,000	986,053
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	485,000	484,226
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,512,654
Capital One NA FRS Senior Notes 1.72% due 09/13/2019	1,230,000	1,235,458
Capital One NA Senior Notes 2.35% due 01/31/2020	1,320,000	1,323,744
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,136,748
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	790,000	748,314

Security Description	Principal Amount	Value (Note 3)
United States (continued)
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	$474,000	$461,859
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	527,000	572,480
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,500,000	1,649,746
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	600,000	602,056
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	750,000	860,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	950,000	1,020,456
Digital Realty Trust LP Company Guar. Notes 3.63% due 10/01/2022	775,000	789,233
Discover Bank Senior Notes 4.20% due 08/08/2023	1,385,000	1,441,507
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	548,000	528,492
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	800,000	756,276
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	74,286
Ecolab, Inc. Senior Notes 2.70% due 11/01/2026	1,100,000	1,050,959
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	615,000	613,241
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	150,000	158,583
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	1,000,000	971,113
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	220,000	222,999
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	1,000,000	974,178
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	300,000	313,982
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	785,000	778,004
Fidelity National Information Services, Inc. Senior Notes 2.25% due 08/15/2021	1,500,000	1,467,592

177

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Fifth Third Bank FRS Senior Notes 1.59% due 09/27/2019	$295,000	$295,076
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	500,000	493,629
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	900,000	903,722
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,000,000	1,076,528
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	1,020,000	1,007,025
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,200,000	1,607,021
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,300,000	1,293,847
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,000,000	1,025,100
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	1,250,000	1,241,425
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	400,000	402,394
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	925,000	918,836
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	702,000	777,633
International Paper Co. Senior Notes 4.40% due 08/15/2047	710,000	678,508
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	645,000	609,945
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	930,000	922,586
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	500,000	505,759
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,155,000	1,079,789
Kroger Co. Senior Notes 2.60% due 02/01/2021	646,000	644,324
Lincoln National Corp. Senior Notes 3.63% due 12/12/2026	1,100,000	1,088,571
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	1,040,000	1,111,117

Security Description	Principal Amount	Value (Note 3)
United States (continued)
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	$736,000	$781,951
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	300,000	303,461
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	120,000	127,897
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	1,085,000	1,085,257
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	615,000	622,422
Morgan Stanley Senior Notes 2.50% due 04/21/2021	1,195,000	1,179,967
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,430,000	1,409,664
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,006,220
Mosaic Co. Senior Notes 4.25% due 11/15/2023	223,000	229,268
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023*	500,000	522,500
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	1,623,000	1,673,105
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	750,000	785,433
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	1,500,000	1,516,869
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	738,000	742,819
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,530,000	1,630,227
Philip Morris International, Inc. Senior Notes 1.38% due 02/25/2019	20,000	19,849
Philip Morris International, Inc. Senior Notes 2.63% due 03/06/2023	1,000,000	984,120
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	660,000	670,512
PNC Bank NA Senior Notes 2.55% due 12/09/2021	1,225,000	1,222,339
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,000,000	999,799

178

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Protective Life Global Funding Senior Sec. Notes 1.72% due 04/15/2019*	$235,000	$233,110
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	900,000	984,436
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	508,737
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	365,000	381,324
Roper Technologies, Inc. Senior Notes 2.80% due 12/15/2021	1,000,000	999,322
Sempra Energy Senior Notes 2.40% due 03/15/2020	100,000	99,975
Smithfield Foods, Inc. Senior Notes 2.70% due 01/31/2020*	555,000	557,037
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	250,000	261,273
Southern Co. Senior Notes 4.40% due 07/01/2046	750,000	742,157
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,279,905
Target Corp. Senior Notes 3.63% due 04/15/2046	700,000	632,600
Texas Instruments, Inc. Senior Notes 1.85% due 05/15/2022	430,000	414,402
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/2021	1,000,000	1,070,403
United Technologies Corp. Senior Notes 1.95% due 11/01/2021	500,000	490,639
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	745,000	699,774
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	245,000	244,442
US Bank NA FRS Senior Notes 1.36% due 01/24/2020	1,100,000	1,100,278
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026	645,000	652,783
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	400,000	395,055
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	500,000	491,058
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	2,450,000	2,226,063

Security Description	Principal Amount	Value (Note 3)
United States (continued)
Visa, Inc. Senior Notes 4.30% due 12/14/2045	$680,000	$703,066
Walgreens Boots Alliance, Inc. Senior Notes 1.75% due 05/30/2018	1,500,000	1,502,727
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	750,000	710,914
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	1,000,000	1,016,897
Williams Partners LP Senior Notes 4.00% due 09/15/2025	520,000	523,332
Williams Partners LP Senior Notes 5.10% due 09/15/2045	750,000	749,136

Total U.S. Corporate Bonds & Notes (cost $101,985,203)		100,183,273

EXCHANGE-TRADED FUNDS — 5.2%
United States — 5.2%
Energy Select Sector SPDR Fund ETF	103,749	7,563,302
Financial Select Sector SPDR Fund ETF	569,619	13,277,819

Total Exchange-Traded Funds (cost $19,286,377)		20,841,121

OPTIONS - PURCHASED — 0.0%
Put Options - Purchased(5) (cost $734,117)	826	192,210

REGISTERED INVESTMENT COMPANIES — 0.0%
HICL Infrastructure Co., Ltd. (cost $70,682)	34,740	70,362

Total Long-Term Investment Securities (cost $264,858,292)		267,387,263

SHORT-TERM INVESTMENT SECURITIES — 32.6%
Registered Investment Companies — 32.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81%(2) (cost $132,959,040)	132,949,084	132,962,379

TOTAL INVESTMENTS (cost $397,817,332)(3)	98.3%	400,349,642
Other assets less liabilities	1.7	7,261,503

NET ASSETS	100.0%	$407,611,145

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $15,277,282 representing 3.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange Traded Funds

179

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PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

HKE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

(1)	Perpetual maturity – maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of January 31, 2017.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $2,483,394 representing 0.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(5)	Options - Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2017	$1,850	234	$271,610	$19,890	$(251,720)
S&P 500 Index	March 2017	1,925	208	172,640	31,200	(141,440)
S&P 500 Index	February 2017	1,800	69	67,340	1,035	(66,305)
S&P 500 Index	April 2017	1,900	54	40,705	21,330	(19,375)
S&P 500 Index	April 2017	1,925	261	181,822	118,755	(63,067)

				$734,117	$192,210	$(541,907)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
44	Long	SPI 200 Index	March 2017	$4,589,261	$4,634,205	$44,944
43	Long	S&P/Toronto Stock Exchange 60 Index	March 2017	5,911,656	5,997,034	85,378
641	Long	Euro Stoxx 50 Index	March 2017	22,258,248	22,377,965	119,717
1,688	Long	Nikkei 225 E-Mini Index	March 2017	27,596,166	28,375,024	778,858
505	Long	S&P 500 E-Mini Index	March 2017	56,667,040	57,431,125	764,085
81	Long	U.S. Treasury 2 Year Notes	March 2017	17,556,262	17,560,547	4,285
394	Long	U.S Treasury 10 Year Notes	March 2017	48,627,539	49,040,688	413,149
238	Short	Canada 10 Year Bonds	March 2017	24,984,661	25,137,921	(153,260)
88	Short	Euro BTP	March 2017	12,813,937	12,435,924	378,013
36	Short	FSTE 100 Index	March 2017	3,102,401	3,190,764	(88,363)
146	Short	U.S Treasury 5 Year Notes	March 2017	17,194,978	17,208,609	(13,631)
4	Short	U.S. Treasury Long Bonds	March 2017	610,019	603,375	6,644
4	Short	U.S Treasury 10 Year Notes	March 2017	497,618	497,875	(257)

						$2,339,562

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	INR	186,700,000	USD	2,723,705	03/23/2017	$—	$(26,516)
	KRW	3,248,196,340	USD	2,721,025	03/23/2017	—	(100,178)
	TWD	426,700,000	USD	13,552,313	03/23/2017	—	(172,072)
	USD	6,334,797	AUD	8,408,849	03/23/2017	35,041	—
	USD	1,351,599	RUB	84,431,000	03/23/2017	37,238	—

						72,279	(298,766)

BNP Paribas SA	AUD	12,041,000	USD	8,720,044	03/23/2017	—	(401,207)
	USD	1,908,772	EUR	1,792,000	03/23/2017	29,961	—

						29,961	(401,207)

Citibank N.A.	USD	2,918,435	CHF	2,929,000	03/23/2017	49,917	—

180

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PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	CAD	2,265,906	MXN	35,410,000	03/23/2017	$—	$(56,106)
	RUB	84,431,000	USD	1,342,049	03/23/2017	—	(46,787)
	SGD	19,215,000	USD	13,507,054	03/23/2017	—	(132,725)
	USD	13,207,331	EUR	12,335,000	03/23/2017	137,684	—
	USD	13,243,744	GBP	10,405,000	03/23/2017	—	(139,518)
	USD	3,841,377	RUB	230,720,000	03/23/2017	—	(46,179)
	USD	351,218	SEK	3,200,000	03/23/2017	15,533	—

						153,217	(421,315)

Goldman Sachs International	GBP	5,534,000	EUR	6,284,316	03/23/2017	—	(170,720)

HSBC Bank PLC	KRW	5,232,803,660	USD	4,451,694	03/23/2017	—	(93,229)
	USD	2,740,752	INR	186,700,000	03/23/2017	9,469	—

						9,469	(93,229)

JPMorgan Chase Bank N.A. London	CAD	2,321,079	MXN	35,870,000	03/23/2017	—	(76,623)
	CAD	12,640,115	NOK	82,030,000	03/23/2017	230,679	—
	EUR	7,252,076	SEK	68,840,000	03/23/2017	43,844	—
	GBP	3,958,000	USD	4,816,431	03/23/2017	—	(168,339)
	MXN	71,280,000	CAD	4,349,633	03/23/2017	—	(49,767)
	USD	6,805,828	AUD	9,052,151	03/23/2017	51,321	—
	USD	7,061,739	JPY	808,185,000	03/23/2017	109,250	—
	USD	13,517,031	SGD	19,215,000	03/23/2017	122,748	—

						557,842	(294,729)

Royal Bank Of Canada	USD	1,720,316	CAD	2,259,000	03/23/2017	16,593	—

Standard Chartered Bank	ZAR	4,120,300	USD	298,005	03/23/2017	—	(5,095)

State Street Bank London	EUR	6,587,350	GBP	5,534,000	03/23/2017	—	(157,127)
	USD	43,662	CAD	57,416	02/01/2017	462	—
	USD	3,763,674	CAD	4,928,000	03/23/2017	25,386	—

						25,848	(157,127)

Net Unrealized Appreciation/(Depreciation)						$915,126	$(1,842,188)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— British Pound Sterling
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— New Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan New Dollar
USD	— United States Dollar
ZAR	— South African Rand

181

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$117,694,639	$2,483,394	**	$—	$120,178,033
Preferred Securities/Capital Securities	—	2,765,740		—	2,765,740
Foreign Corporate Bonds & Notes	—	23,101,204		—	23,101,204
Municipal Bonds & Notes	—	55,320		—	55,320
U.S. Corporate Bonds & Notes	—	100,183,273		—	100,183,273
Exchange-Traded Funds	20,841,121	—		—	20,841,121
Options-Purchased	192,210	—		—	192,210
Registered Investment Companies	70,362	—		—	70,362
Short-Term Investment Securities	132,962,379	—		—	132,962,379

Total Investments at Value	$271,760,711	$128,588,931		$—	$400,349,642

Other Financial Instruments:+
Futures Contracts	$2,595,073	$—		$—	$2,595,073
Forward Foreign Currency Contracts	—	915,126		—	915,126

Total Other Financial Instruments	$2,595,073	$915,126		$—	$3,510,199

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$255,511	$—		$—	$255,511
Forward Foreign Currency Contracts	—	1,842,188		—	1,842,188

Total Other Financial Instruments	$255,511	$1,842,188		$—	$2,097,699

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 3).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

182

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Registered Investment Companies	15.2%
Federal National Mtg. Assoc.	6.3
United States Treasury Notes	6.2
Diversified Banking Institutions	3.8
Exchange-Traded Funds	3.7
Medical-Drugs	3.5
Banks-Commercial	2.8
Applications Software	2.3
Electric-Integrated	2.1
United States Treasury Bonds	1.9
Real Estate Investment Trusts	1.9
E-Commerce/Products	1.8
Oil Companies-Integrated	1.7
Diversified Financial Services	1.6
Web Portals/ISP	1.6
Banks-Super Regional	1.4
Insurance-Multi-line	1.4
Telephone-Integrated	1.4
Medical-HMO	1.3
Internet Content-Entertainment	1.2
Finance-Credit Card	1.2
Medical-Biomedical/Gene	1.2
Diagnostic Equipment	1.1
Airlines	1.0
Diversified Manufacturing Operations	1.0
Auto-Cars/Light Trucks	0.9
Electronic Components-Semiconductors	0.9
Cable/Satellite TV	0.9
Cosmetics & Toiletries	0.9
Food-Misc./Diversified	0.9
E-Commerce/Services	0.9
Oil Companies-Exploration & Production	0.9
Insurance-Life/Health	0.9
Computers	0.8
Aerospace/Defense	0.8
Government National Mtg. Assoc.	0.8
Tobacco	0.7
Retail-Building Products	0.7
Semiconductor Components-Integrated Circuits	0.7
Banks-Fiduciary	0.6
Finance-Investment Banker/Broker	0.6
Medical Instruments	0.5
Medical Products	0.5
Municipal Bonds & Notes	0.5
Chemicals-Diversified	0.5
Pipelines	0.5
Insurance Brokers	0.5
Insurance-Property/Casualty	0.4
Retail-Drug Store	0.4
Machinery-Electrical	0.4
Food-Meat Products	0.4
Federal Home Loan Mtg. Corp.	0.4
Networking Products	0.4
Semiconductor Equipment	0.4
Multimedia	0.4
Auto/Truck Parts & Equipment-Original	0.3
Investment Management/Advisor Services	0.3
Machinery-General Industrial	0.3
Electronic Measurement Instruments	0.3
Retail-Discount	0.3
Internet Application Software	0.3
Cellular Telecom	0.3

Finance-Other Services	0.3%
Retail-Auto Parts	0.3
Beverages-Non-alcoholic	0.3
Oil Refining & Marketing	0.3
Insurance-Reinsurance	0.3
Commercial Services-Finance	0.3
Building Products-Air & Heating	0.3
Retail-Apparel/Shoe	0.3
Import/Export	0.3
Retail-Restaurants	0.3
Data Processing/Management	0.3
Transport-Services	0.3
Advertising Agencies	0.3
Metal-Diversified	0.2
Electronic Components-Misc.	0.2
Gas-Distribution	0.2
Apparel Manufacturers	0.2
Medical-Hospitals	0.2
Aerospace/Defense-Equipment	0.2
Paper & Related Products	0.2
Brewery	0.2
Dialysis Centers	0.2
Hotels/Motels	0.2
Diversified Minerals	0.2
Instruments-Controls	0.2
Gold Mining	0.2
Computer Services	0.2
Casino Hotels	0.2
Options Purchased	0.2
Transport-Rail	0.2
Industrial Gases	0.2
Chemicals-Specialty	0.2
Beverages-Wine/Spirits	0.2
Cruise Lines	0.2
Agricultural Chemicals	0.2
Retail-Major Department Stores	0.2
Toys	0.2
Building-Residential/Commercial	0.2
Audio/Video Products	0.2
Sovereign	0.2
Food-Retail	0.2
Real Estate Operations & Development	0.2
Diversified Operations	0.1
Regional Authority	0.1
Commercial Paper	0.1
Food-Catering	0.1
Containers-Metal/Glass	0.1
Building Products-Cement	0.1
Electric Products-Misc.	0.1
Electronic Connectors	0.1
Metal-Copper	0.1
Machine Tools & Related Products	0.1
Banks-Special Purpose	0.1
Banks-Money Center	0.1
X-Ray Equipment	0.1
Oil-Field Services	0.1
Entertainment Software	0.1
Federal Home Loan Bank	0.1
Transport-Marine	0.1
Agricultural Operations	0.1
Finance-Consumer Loans	0.1
Consumer Products-Misc.	0.1

183

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2017 —(unaudited) — (continued)

Industry Allocation* (continued)

Wireless Equipment	0.1%
Finance-Leasing Companies	0.1
Steel-Producers	0.1
Retail-Mail Order	0.1
Hazardous Waste Disposal	0.1
Independent Power Producers	0.1
Human Resources	0.1
Schools	0.1
Electric-Generation	0.1
Medical Labs & Testing Services	0.1
Medical-Wholesale Drug Distribution	0.1
Insurance-Mutual	0.1
Transport-Equipment & Leasing	0.1
Building Societies	0.1
Computers-Memory Devices	0.1
Satellite Telecom	0.1
E-Marketing/Info	0.1
Engineering/R&D Services	0.1
Pharmacy Services	0.1
Coatings/Paint	0.1
Retail-Gardening Products	0.1
Athletic Footwear	0.1

103.7%

*	Calculated as a percentage of net assets

184

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 57.7%
Advertising Agencies — 0.2%
WPP PLC	49,990	$1,159,643

Aerospace/Defense — 0.8%
Boeing Co.	20,307	3,318,570
General Dynamics Corp.	380	68,811
Meggitt PLC	109,582	576,092
Northrop Grumman Corp.	2,360	540,629
Raytheon Co.	465	67,034
Rockwell Collins, Inc.	7,263	659,190

		5,230,326

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	7,985	820,139
United Technologies Corp.	5,718	627,093

		1,447,232

Agricultural Chemicals — 0.2%
Agrium, Inc.	673	69,259
CF Industries Holdings, Inc.	21,431	756,300
Incitec Pivot, Ltd.	4,358	12,725
Monsanto Co.	1,962	212,504
Mosaic Co.	400	12,548
OCI NV†	675	12,726
Yara International ASA	303	12,769

		1,088,831

Agricultural Operations — 0.1%
Bunge, Ltd.	6,964	481,978

Airlines — 0.7%
Alaska Air Group, Inc.	9,487	890,070
American Airlines Group, Inc.	63,443	2,807,353
Delta Air Lines, Inc.	12,155	574,202
United Continental Holdings, Inc.†	11,991	845,006

		5,116,631

Apparel Manufacturers — 0.2%
Burberry Group PLC	39,427	813,426
Hanesbrands, Inc.	2,791	66,174
Moncler SpA	26,908	517,040

		1,396,640

Applications Software — 2.1%
Intuit, Inc.	4,027	477,522
Microsoft Corp.	138,957	8,983,570
Red Hat, Inc.†	26,230	1,990,332
salesforce.com, Inc.†	26,529	2,098,444
ServiceNow, Inc.†	10,998	996,639

		14,546,507

Athletic Footwear — 0.1%
NIKE, Inc., Class B	6,317	334,169

Audio/Video Products — 0.2%
Panasonic Corp.	70,700	737,932
Sony Corp.	11,300	342,573

		1,080,505

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	5,808	527,724
Ferrari NV	2,994	186,017
General Motors Co.	9,341	341,974
Honda Motor Co., Ltd.	37,300	1,118,901
Suzuki Motor Corp.	21,200	820,324

Security Description	Shares	Value (Note 3)

Auto-Cars/Light Trucks (continued)
Tesla Motors, Inc.†	3,938	$992,100
Toyota Motor Corp.	19,000	1,107,927

		5,094,967

Auto/Truck Parts & Equipment-Original — 0.3%
Adient PLC†	843	53,522
Aisin Seiki Co., Ltd.	6,700	306,784
Autoliv, Inc. SDR	4,454	512,762
Delphi Automotive PLC	8,556	599,433
GKN PLC	143,487	619,860
Koito Manufacturing Co., Ltd.	4,500	238,331

		2,330,692

Banks-Commercial — 2.0%
Australia & New Zealand Banking Group, Ltd.	60,610	1,346,363
Commerzbank AG	28,589	247,296
Danske Bank A/S	23,488	781,859
DBS Group Holdings, Ltd.	75,800	1,020,276
DNB ASA	98,521	1,643,599
First Republic Bank	5,081	479,291
ING Groep NV	99,404	1,421,812
Intesa Sanpaolo SpA	309,670	725,406
National Bank of Canada	23,100	997,139
Nordea Bank AB	88,829	1,073,410
Standard Chartered PLC†	51,189	498,487
Sumitomo Mitsui Trust Holdings, Inc.	22,700	850,823
Svenska Handelsbanken AB, Class A	82,722	1,235,094
Swedbank AB, Class A	26,860	678,939
United Overseas Bank, Ltd.	37,200	552,187

		13,551,981

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	33,202	1,485,126
Citizens Financial Group, Inc.	16,090	581,975
State Street Corp.	23,231	1,770,202

		3,837,303

Banks-Super Regional — 1.2%
Fifth Third Bancorp	55,698	1,453,718
KeyCorp	54,176	973,542
PNC Financial Services Group, Inc.	5,256	633,138
US Bancorp	24,528	1,291,399
Wells Fargo & Co.	70,072	3,947,156

		8,298,953

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	11,510	478,471
Dr Pepper Snapple Group, Inc.	2,617	238,670
Monster Beverage Corp.†	1,683	71,696
PepsiCo, Inc.	9,463	982,070

		1,770,907

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	1,547	231,679
Diageo PLC	36,272	1,005,460

		1,237,139

Brewery — 0.1%
Kirin Holdings Co., Ltd.	40,100	656,317
Molson Coors Brewing Co., Class B	3,698	356,931

		1,013,248

185

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Building & Construction-Misc. — 0.0%
Multiplan Empreendimentos Imobiliarios SA	400	$7,927

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	42,742	1,879,793

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,093	250,953
Vulcan Materials Co.	5,032	645,756

		896,709

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	281	15,773

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	6,601	294,735
Persimmon PLC	32,943	799,421

		1,094,156

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	3,215	1,041,499
Comcast Corp., Class A	29,426	2,219,309
Liberty Global PLC, Class A†	13,975	509,808
Liberty Global PLC, Class C†	14,065	494,104
Sky PLC	78,959	994,297

		5,259,017

Casino Hotels — 0.2%
Las Vegas Sands Corp.	13,576	713,826
MGM Resorts International†	22,880	658,944

		1,372,770

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	28,450	358,755
T-Mobile US, Inc.†	3,099	192,975
Telstra Corp., Ltd.	56,138	212,875
Vodafone Group PLC ADR	53,150	1,323,435

		2,088,040

Chemicals-Diversified — 0.5%
Akzo Nobel NV	212	14,370
Asahi Kasei Corp.	86,000	803,560
BASF SE	9,095	874,985
Covestro AG*	5,933	445,061
Croda International PLC	499	21,017
E.I. du Pont de Nemours & Co.	17,221	1,300,185
Evonik Industries AG	210	6,796
Orion Engineered Carbons SA	337	6,959
PPG Industries, Inc.	256	25,602
Tosoh Corp.	22,000	166,593

		3,665,128

Chemicals-Plastics — 0.0%
PolyOne Corp.	233	7,948

Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	6,697	797,144
Umicore SA	8,243	460,933
Valvoline, Inc.	230	5,324
Victrex PLC	1,172	28,013

		1,291,414

Security Description	Shares	Value (Note 3)

Coatings/Paint — 0.1%
RPM International, Inc.	4,377	$228,742
Sherwin-Williams Co.	384	116,663

		345,405

Commercial Services — 0.0%
Ecolab, Inc.	516	61,987

Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc.	906	91,497
Equifax, Inc.	1,048	122,909
FleetCor Technologies, Inc.†	789	116,370
Global Payments, Inc.	2,415	186,631
IHS Markit, Ltd.†	4,064	160,325
PayPal Holdings, Inc.†	24,836	987,976
S&P Global, Inc.	2,478	297,806

		1,963,514

Computer Services — 0.2%
Accenture PLC, Class A	2,647	301,414
Cognizant Technology Solutions Corp., Class A†	4,827	253,852
Infosys, Ltd. ADR	41,650	573,520

		1,128,786

Computers — 0.7%
Apple, Inc.	40,715	4,940,765

Computers-Memory Devices — 0.1%
Western Digital Corp.	4,801	382,784

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,159	140,390
Samsonite International SA(8)	162,000	508,642

		649,032

Containers-Metal/Glass — 0.1%
Ball Corp.	12,230	932,660
Vidrala SA	161	8,716

		941,376

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	431	20,998
Graphic Packaging Holding Co.	1,180	14,762
Orora, Ltd.	6,162	13,319

		49,079

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	5,022	324,321
Coty, Inc., Class A	18,487	354,951
L’Oreal SA	5,945	1,080,407
Pola Orbis Holdings, Inc.	4,600	436,737
Procter & Gamble Co.	21,137	1,851,601
Unilever PLC	51,518	2,091,730

		6,139,747

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	15,422	724,834
Royal Caribbean Cruises, Ltd.	5,454	510,658

		1,235,492

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	9,387	745,516
Fiserv, Inc.†	9,000	966,870

		1,712,386

186

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,582	$203,099

Diagnostic Equipment — 0.9%
Abbott Laboratories	24,047	1,004,443
Danaher Corp.	39,530	3,317,358
Thermo Fisher Scientific, Inc.	13,986	2,131,326

		6,453,127

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	19,034	1,498,507

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	9,340	16,458
Petra Diamonds, Ltd.†	24,242	46,111

		62,569

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	244	57,909

Diversified Banking Institutions — 2.4%
Bank of America Corp.	20,556	465,388
Barclays PLC ADR	29,300	324,351
BNP Paribas SA	22,837	1,458,937
Citigroup, Inc.	42,566	2,376,460
Goldman Sachs Group, Inc.	361	82,784
JPMorgan Chase & Co.	75,912	6,424,433
Lloyds Banking Group PLC	991,703	810,042
Morgan Stanley	98,382	4,180,251

		16,122,646

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	75	8,183
General Electric Co.	49,845	1,480,396
Illinois Tool Works, Inc.	4,443	565,150
Pentair PLC	6,603	387,134
Siemens AG	11,780	1,478,294
Textron, Inc.	11,680	553,282

		4,472,439

Diversified Minerals — 0.2%
Anglo American PLC†	5,239	89,501
BHP Billiton PLC	42,873	775,304
BHP Billiton, Ltd.	21,596	436,321
Independence Group NL	4,956	14,170
Lundin Mining Corp.†	3,312	20,260
Sumitomo Metal Mining Co., Ltd.	1,000	13,569
Teck Resources, Ltd., Class B	1,200	29,448
US Silica Holdings, Inc.	400	23,656
Western Areas, Ltd.†	4,981	9,255

		1,411,484

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.(8)	83,000	995,387
Wharf Holdings, Ltd.(8)	2,000	14,943

		1,010,330

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	24,909	2,523,531
Amazon.com, Inc.†	12,304	10,132,098

		12,655,629

E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	9,913	428,341
Priceline Group, Inc.†	3,150	4,961,659

		5,390,000

Security Description	Shares	Value (Note 3)

E-Marketing/Info — 0.1%
CyberAgent, Inc.	15,200	$376,803

Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,002	176,097
Legrand SA	12,110	703,052

		879,149

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	20,700	480,879

Electric-Integrated — 1.5%
AES Corp.	22,298	255,089
American Electric Power Co., Inc.	15,997	1,024,768
DTE Energy Co.	7,119	702,218
E.ON SE	33,395	256,062
Edison International	6,100	444,568
Engie SA	55,779	666,261
Eversource Energy	5,645	312,281
Exelon Corp.	49,519	1,776,742
Great Plains Energy, Inc.	15,563	428,761
NextEra Energy, Inc.	10,458	1,293,864
PG&E Corp.	37,613	2,327,869
Southern Co.	7,664	378,832
SSE PLC	23,524	440,642

		10,307,957

Electric-Transmission — 0.0%
Red Electrica Corp. SA	867	15,471

Electronic Components-Misc. — 0.2%
Koninklijke Philips NV	38,110	1,116,327
Omron Corp.	13,600	558,285

		1,674,612

Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	15,214	3,035,193
Intel Corp.	7,883	290,252
Microchip Technology, Inc.	6,740	453,939
Micron Technology, Inc.†	7,949	191,650
NVIDIA Corp.	779	85,051
Samsung Electronics Co., Ltd.	536	910,015
Texas Instruments, Inc.	9,813	741,274

		5,707,374

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	11,635	865,062

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	20,480	1,002,906
Fortive Corp.	17,324	958,190
Keysight Technologies, Inc.†	5,387	199,696

		2,160,792

Electronic Security Devices — 0.0%
Allegion PLC	2,879	189,064

Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	82	5,733

Engineering/R&D Services — 0.1%
WorleyParsons, Ltd.†	48,646	364,873

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,755	258,003

187

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.0%
Oracle Corp.	487	$19,533
Workday, Inc., Class A†	3,599	299,041

		318,574

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,005	40,411
Electronic Arts, Inc.†	8,346	696,307

		736,718

Finance-Consumer Loans — 0.1%
Synchrony Financial	18,373	658,121

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	25,000	456,558
MasterCard, Inc., Class A	31,825	3,383,952
Visa, Inc., Class A	44,959	3,718,559

		7,559,069

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	44,007	1,814,849
Close Brothers Group PLC	8,083	147,442
E*TRADE Financial Corp.†	3,325	124,521
Macquarie Group, Ltd.	12,411	796,298
TD Ameritrade Holding Corp.	23,006	1,061,727

		3,944,837

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	89,300	476,910

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	2,372	83,874

Finance-Other Services — 0.3%
CME Group, Inc.	4,136	500,787
Intercontinental Exchange, Inc.	26,268	1,533,000

		2,033,787

Food-Catering — 0.1%
Compass Group PLC	53,593	951,970

Food-Confectionery — 0.0%
Hershey Co.	2,165	228,343

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	47,265	2,967,769

Food-Misc./Diversified — 0.9%
Conagra Brands, Inc.	4,017	157,024
Corbion NV	341	8,722
Danone SA	7,069	442,521
Kraft Heinz Co.	5,344	477,166
Mondelez International, Inc., Class A	24,293	1,075,694
Nestle SA	43,220	3,157,805
Wilmar International, Ltd.	210,000	578,139

		5,897,071

Food-Retail — 0.2%
Kroger Co.	5,522	187,527
Seven & i Holdings Co., Ltd.	21,200	846,611

		1,034,138

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	1,636	85,825

Security Description	Shares	Value (Note 3)

Gas-Distribution — 0.2%
Atmos Energy Corp.	1,710	$130,268
National Grid PLC	78,225	912,922
NiSource, Inc.	8,147	182,248
Sempra Energy	4,240	434,133

		1,659,571

Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	1,590	75,843
AngloGold Ashanti, Ltd.†	3,398	42,841
Barrick Gold Corp.	9,949	183,460
Centamin PLC	4,402	8,683
Cia de Minas Buenaventura SAA ADR	3,275	45,162
Franco-Nevada Corp. (NYSE)	693	45,073
Franco-Nevada Corp. (TSE)	1,490	96,917
Goldcorp, Inc.	4,866	78,683
Kinross Gold Corp.†	12,060	47,034
Newcrest Mining, Ltd.	5,445	88,908
Newmont Mining Corp.	3,991	144,794
OceanaGold Corp.	2,530	8,788
Randgold Resources, Ltd.	693	58,890
Sibanye Gold, Ltd.	9,683	21,759
Yamana Gold, Inc.	7,800	25,818

		972,653

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	7,679	592,358

Hotels/Motels — 0.2%
Hilton Grand Vacations, Inc.†	2,629	77,109
Hilton Worldwide Holdings, Inc.	9,543	549,486
Marriott International, Inc., Class A	9,837	832,210

		1,458,805

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	11,800	516,792

Import/Export — 0.3%
Mitsubishi Corp.	32,900	742,880
Sumitomo Corp.	86,800	1,088,555

		1,831,435

Independent Power Producers — 0.1%
NRG Energy, Inc.	32,479	537,203

Industrial Gases — 0.2%
Air Liquide SA	5,148	555,727
Air Products & Chemicals, Inc.	2,978	416,205
Linde AG	113	18,352
Praxair, Inc.	2,683	317,775

		1,308,059

Instruments-Controls — 0.2%
Honeywell International, Inc.	10,697	1,265,669
Sensata Technologies Holding NV†	3,138	131,639
Watts Water Technologies, Inc., Class A	215	14,190

		1,411,498

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK	10,800	312,302

Insurance Brokers — 0.4%
Aon PLC	195	21,976

188

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc.	25,632	$1,743,489
Willis Towers Watson PLC	7,772	972,510

		2,737,975

Insurance-Life/Health — 0.7%
AIA Group, Ltd.(8)	111,800	692,524
Aviva PLC	162,712	976,174
Challenger, Ltd.	100,982	843,964
Prudential PLC	51,662	995,658
Sun Life Financial, Inc.	24,800	978,850

		4,487,170

Insurance-Multi-line — 1.3%
Allianz SE	5,086	860,885
AXA SA	64,786	1,588,957
Chubb, Ltd.	7,301	960,008
CNA Financial Corp.	6,750	281,137
Direct Line Insurance Group PLC	169,943	758,948
Hartford Financial Services Group, Inc.	32,354	1,575,963
Loews Corp.	3,577	166,617
MetLife, Inc.	26,335	1,432,887
Ping An Insurance Group Co. of China, Ltd.(8)	77,500	398,086
Storebrand ASA†	107,696	656,122

		8,679,610

Insurance-Property/Casualty — 0.4%
Progressive Corp.	3,668	137,330
RSA Insurance Group PLC	100,940	728,244
Tokio Marine Holdings, Inc.	30,800	1,290,540
XL Group, Ltd.	21,928	823,835

		2,979,949

Insurance-Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	3,666	601,737
Muenchener Rueckversicherungs-Gesellschaft AG	4,164	781,238

		1,382,975

Internet Application Software — 0.3%
Tencent Holdings, Ltd.(8)	80,600	2,103,023

Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	51,250	6,678,900
Netflix, Inc.†	9,980	1,404,286
YY, Inc. ADR†	6,800	279,344

		8,362,530

Internet Content-Information/News — 0.0%
Kakaku.com, Inc.	17,700	320,422

Internet Security — 0.0%
VeriSign, Inc.†	2,488	199,562

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	12,131	1,361,947
BlackRock, Inc.	756	282,729
GAM Holding AG	31,066	315,510
Legg Mason, Inc.	2,469	78,243
Och-Ziff Capital Management Group LLC, Class A†	1,452	4,719

		2,043,148

Security Description	Shares	Value (Note 3)

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	647	$134,078

Machine Tools & Related Products — 0.1%
Sandvik AB	1,260	16,997
THK Co., Ltd.	32,000	791,002

		807,999

Machinery-Electrical — 0.4%
ABB, Ltd.	32,213	762,721
Mitsubishi Electric Corp.	120,900	1,843,321
SMC Corp.	1,500	410,637

		3,016,679

Machinery-Farming — 0.0%
AGCO Corp.	241	15,135

Machinery-General Industrial — 0.2%
Krones AG	97	9,894
Roper Technologies, Inc.	7,413	1,422,184
Wabtec Corp.	691	59,868

		1,491,946

Machinery-Pumps — 0.0%
Flowserve Corp.	5,550	272,838

Medical Instruments — 0.5%
Elekta AB, Series B	32,708	295,592
Intuitive Surgical, Inc.†	2,077	1,438,717
Medtronic PLC	25,950	1,972,719

		3,707,028

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	10,100	461,571

Medical Products — 0.5%
Becton Dickinson and Co.	10,826	1,919,342
Cooper Cos., Inc.	105	19,384
Henry Schein, Inc.†	413	66,022
Sonova Holding AG	1,724	227,184
Stryker Corp.	11,957	1,477,048

		3,708,980

Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	10,554	1,379,197
Amgen, Inc.	2,920	457,505
Biogen, Inc.†	4,370	1,211,539
Celgene Corp.†	11,951	1,388,109
CSL, Ltd.	5,675	483,330
Gilead Sciences, Inc.	8,093	586,338
Illumina, Inc.†	828	132,563
Incyte Corp.†	1,155	139,997
Regeneron Pharmaceuticals, Inc.†	407	146,231
Vertex Pharmaceuticals, Inc.†	9,224	792,065

		6,716,874

Medical-Drugs — 3.3%
AbbVie, Inc.	3,135	191,580
Allergan PLC†	7,202	1,576,446
Astellas Pharma, Inc.	88,700	1,188,978
Bayer AG	22,889	2,527,697
Bristol-Myers Squibb Co.	22,728	1,117,308
Eli Lilly & Co.	8,982	691,883
GlaxoSmithKline PLC ADR	20,505	806,052
Johnson & Johnson	13,529	1,532,159

189

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Drugs (continued)
Mallinckrodt PLC†	8,476	$413,035
Merck & Co., Inc.	42,727	2,648,647
Novartis AG	28,703	2,101,493
Novo Nordisk A/S, Class B	10,114	363,246
Pfizer, Inc.	70,475	2,236,172
Roche Holding AG	8,390	1,975,514
Sanofi	18,286	1,470,413
Shire PLC ADR	7,728	1,296,836
Zoetis, Inc.	12,749	700,430

		22,837,889

Medical-HMO — 1.2%
Aetna, Inc.	19,894	2,359,627
Anthem, Inc.	8,090	1,246,993
Centene Corp.†	3,753	237,452
Cigna Corp.	4,406	644,245
Humana, Inc.	5,744	1,140,184
UnitedHealth Group, Inc.	17,268	2,799,143

		8,427,644

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	9,715	779,920
Universal Health Services, Inc., Class B	1,038	116,910

		896,830

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	658	49,324
McKesson Corp.	2,954	411,049

		460,373

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	234	11,183

Metal-Aluminum — 0.0%
Norsk Hydro ASA	4,810	27,403

Metal-Copper — 0.1%
Antofagasta PLC	41,567	436,632
First Quantum Minerals, Ltd.	3,900	49,183
Freeport-McMoRan, Inc.†	2,770	46,120
Southern Copper Corp.	3,688	141,472
Turquoise Hill Resources, Ltd.†	2,020	7,292

		680,699

Metal-Diversified — 0.2%
Boliden AB	1,964	57,278
Glencore PLC†	38,288	157,239
MMC Norilsk Nickel PJSC ADR	1,948	31,499
Rio Tinto PLC	4,246	186,470
Rio Tinto, Ltd.	9,399	475,309
South32, Ltd.	274,953	573,442

		1,481,237

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	7,364	37,195
Vale SA ADR	9,930	101,088

		138,283

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,243	127,941

Security Description	Shares	Value (Note 3)

Multimedia — 0.4%
Time Warner, Inc.	3,375	$326,869
Twenty-First Century Fox, Inc., Class A	5,714	179,305
Twenty-First Century Fox, Inc., Class B	28,008	868,528
Walt Disney Co.	9,791	1,083,374

		2,458,076

Networking Products — 0.3%
Cisco Systems, Inc.	64,339	1,976,494
Telefonaktiebolaget LM Ericsson, Class B	62,447	368,738

		2,345,232

Non-Ferrous Metals — 0.0%
Grupo Mexico SAB de CV, Class B	16,107	48,460
Industrias Penoles SAB de CV	1,615	38,184
Korea Zinc Co., Ltd.†	42	17,709
Mitsubishi Materials Corp.	600	20,486

		124,839

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	3,302	265,151

Oil & Gas Drilling — 0.0%
Ensco PLC, Class A	1,602	17,494
Rowan Cos. PLC, Class A†	400	7,168
Transocean, Ltd.†	2,867	40,052

		64,714

Oil Companies-Exploration & Production — 0.7%
Advantage Oil & Gas, Ltd.†	1,620	10,445
Apache Corp.	2,458	147,037
ARC Resources, Ltd.	1,550	24,121
Beach Energy, Ltd.	169,866	96,620
Birchcliff Energy, Ltd.†	1,700	10,478
Cairn Energy PLC†	3,126	8,919
Canadian Natural Resources, Ltd.	529	15,992
Centennial Resource Development, Inc., Class A†	995	18,179
Cimarex Energy Co.	1,273	172,122
Comstock Resources, Inc.†	600	7,470
Concho Resources, Inc.†	1,896	264,378
Continental Resources, Inc.†	3,584	174,039
Diamondback Energy, Inc.†	191	20,087
Encana Corp.	18,443	235,333
EOG Resources, Inc.	10,180	1,034,084
EQT Corp.	2,584	156,668
Hess Corp.	7,629	413,339
Jagged Peak Energy, Inc.†	960	13,930
Kelt Exploration, Ltd.†	2,450	11,843
Kosmos Energy, Ltd.†	2,950	19,293
Lundin Petroleum AB†	432	9,314
Matador Resources Co.†	678	17,852
Occidental Petroleum Corp.	21,227	1,438,554
Parsley Energy, Inc., Class A†	290	10,214
Pioneer Natural Resources Co.	300	54,069
Seven Generations Energy, Ltd., Class A†	1,207	24,126
SM Energy Co.	280	8,543
Southwestern Energy Co.†	22,255	200,517
Woodside Petroleum, Ltd.	833	19,938

		4,637,504

190

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Oil Companies-Integrated — 1.4%
Chevron Corp.	13,168	$1,466,257
Exxon Mobil Corp.	28,119	2,358,903
Royal Dutch Shell PLC, Class B	2,090	58,802
Royal Dutch Shell PLC, Class B ADR	26,178	1,504,450
Statoil ASA	35,120	653,174
Suncor Energy, Inc.	541	16,793
TOTAL SA	30,361	1,529,267
TOTAL SA ADR	40,040	2,024,422

		9,612,068

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	155	9,641
Flotek Industries, Inc.†	486	5,137
National Oilwell Varco, Inc.	267	10,095

		24,873

Oil Refining & Marketing — 0.3%
DCC PLC	9,618	773,759
HollyFrontier Corp.	474	13,732
Marathon Petroleum Corp.	20,377	979,115
Murphy USA, Inc.†	256	16,307
Valero Energy Corp.	3,510	230,817
Western Refining, Inc.	300	10,503

		2,024,233

Oil-Field Services — 0.1%
Aker Solutions ASA†	2,466	13,257
Baker Hughes, Inc.	6,096	384,536
Frank’s International NV	577	6,832
Halliburton Co.	353	19,969
John Wood Group PLC	1,306	13,768
Keane Group, Inc.†	390	8,615
Oceaneering International, Inc.	422	11,753
SBM Offshore NV	1,449	23,525
Schlumberger, Ltd.	1,530	128,076
TechnipFMC PLC†	3,794	127,554

		737,885

Oil-U.S. Royalty Trusts — 0.0%
PrairieSky Royalty, Ltd.	1	23

Paper & Related Products — 0.2%
International Paper Co.	13,491	763,591
Stora Enso Oyj, Class R	54,545	619,431

		1,383,022

Pipelines — 0.3%
Koninklijke Vopak NV	388	16,635
Spectra Energy Corp.	14,793	616,128
TransCanada Corp.	23,617	1,115,195

		1,747,958

Platinum — 0.0%
Impala Platinum Holdings, Ltd.†	6,832	27,095

Poultry — 0.0%
Pilgrim’s Pride Corp.	400	7,656
Sanderson Farms, Inc.	130	11,830

		19,486

Power Converter/Supply Equipment — 0.0%
Gamesa Corp. Tecnologica SA	344	7,215

Security Description	Shares	Value (Note 3)

Real Estate Investment Trusts — 1.6%
Acadia Realty Trust	1,186	$37,762
Alexandria Real Estate Equities, Inc.	477	52,861
American Campus Communities, Inc.	1,303	63,352
American Tower Corp.	18,272	1,891,152
AvalonBay Communities, Inc.	2,788	483,188
Boston Properties, Inc.	1,007	131,816
Brookfield Canada Office Properties	1,139	27,187
Camden Property Trust	884	73,876
Canadian Real Estate Investment Trust	443	16,106
CapitaLand Mall Trust	26,600	36,616
Charter Hall Retail REIT	7,357	23,602
Concentradora Fibra Danhos SA de CV	12,710	19,175
Crown Castle International Corp.	2,445	214,744
DCT Industrial Trust, Inc.	1,210	54,075
Derwent London PLC	690	21,414
Douglas Emmett, Inc.	3,136	118,666
EastGroup Properties, Inc.	309	21,868
Equinix, Inc.	1,166	448,887
Equity Residential	6,695	406,855
Essex Property Trust, Inc.	621	139,290
Federal Realty Investment Trust	779	109,395
Gecina SA	287	36,961
GGP, Inc.	28,121	698,526
Great Portland Estates PLC	35,838	279,297
Healthcare Realty Trust, Inc.	1,713	51,750
Highwoods Properties, Inc.	594	30,538
Host Hotels & Resorts, Inc.	2,289	41,362
Hudson Pacific Properties, Inc.	400	14,164
Iron Mountain, Inc.	3,409	122,042
Kilroy Realty Corp.	1,064	79,640
Kimco Realty Corp.	3,582	89,156
Klepierre	1,071	40,639
Macerich Co.	1,821	125,085
Mitsui Fudosan Logistics Park, Inc.	5	15,056
Mori Hills REIT Investment Corp	23	31,268
Nippon Accommodations Fund, Inc.	11	48,468
Nippon Prologis REIT, Inc.	9	18,811
Paramount Group, Inc.	1,645	27,455
Pebblebrook Hotel Trust	768	22,971
Prologis, Inc.	3,695	180,501
PS Business Parks, Inc.	223	24,985
Public Storage	641	137,815
Regency Centers Corp.	3,336	232,619
RLJ Lodging Trust	839	19,473
Scentre Group	199,356	665,243
Shaftesbury PLC	3,737	41,206
Simon Property Group, Inc.	2,886	530,360
SL Green Realty Corp.	3,220	350,883
Sunstone Hotel Investors, Inc.	3,160	46,515
Taubman Centers, Inc.	307	21,748
Terreno Realty Corp.	889	24,172
Unibail-Rodamco SE	3,106	714,006
Urban Edge Properties	2,831	79,183
VEREIT, Inc.	78,027	665,570
Vicinity Centres	24,682	53,536
Vornado Realty Trust	3,420	363,580
Weingarten Realty Investors	1,461	52,055
Weyerhaeuser Co.	23,130	724,663

		11,093,189

191

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	1,225	$19,523
Mitsubishi Estate Co., Ltd.	2,000	38,305
PSP Swiss Property AG	594	53,334

		111,162

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	470	20,924
Cheung Kong Property Holdings, Ltd.(8)	52,000	341,432
Hongkong Land Holdings, Ltd.	8,200	55,350
Hysan Development Co., Ltd.(8)	5,000	22,778
Iguatemi Empresa de Shopping Centers SA	2,120	20,049
Inmobiliaria Colonial SA	3,239	23,762
Mitsui Fudosan Co., Ltd.	20,000	463,466
Sun Hung Kai Properties, Ltd.(8)	4,000	54,986
UNITE Group PLC	3,714	27,403

		1,030,150

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	7,735	288,902
L Brands, Inc.	5,558	334,647
Lojas Renner SA	40,008	303,193
Ross Stores, Inc.	13,854	915,888

		1,842,630

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	746	540,835
O’Reilly Automotive, Inc.†	4,267	1,119,106

		1,659,941

Retail-Building Products — 0.7%
Home Depot, Inc.	13,709	1,886,084
Kingfisher PLC	219,127	926,774
Lowe’s Cos., Inc.	26,435	1,931,870

		4,744,728

Retail-Discount — 0.3%
Costco Wholesale Corp.	3,796	622,354
Dollar General Corp.	13,971	1,031,339
Wal-Mart Stores, Inc.	6,751	450,562

		2,104,255

Retail-Drug Store — 0.4%
CVS Health Corp.	7,036	554,507
Walgreens Boots Alliance, Inc.	29,534	2,420,016

		2,974,523

Retail-Gardening Products — 0.1%
Tractor Supply Co.	4,593	338,366

Retail-Major Department Stores — 0.2%
Kering	2,537	603,060
Marks & Spencer Group PLC	61,544	259,752
TJX Cos., Inc.	3,709	277,878

		1,140,690

Retail-Restaurants — 0.3%
Domino’s Pizza, Inc.	337	58,820
McDonald’s Corp.	2,493	305,567
Starbucks Corp.	13,833	763,858
Yum! Brands, Inc.	9,788	641,408

		1,769,653

Security Description	Shares	Value (Note 3)

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	20,600	$322,018

Satellite Telecom — 0.1%
Eutelsat Communications SA	22,228	378,523

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	5,035	377,323
NXP Semiconductors NV†	10,163	994,450
QUALCOMM, Inc.	23,631	1,262,604
Taiwan Semiconductor Manufacturing Co., Ltd.(8)	227,000	1,352,852

		3,987,229

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	15,039	515,086
ASML Holding NV (Euronext Amsterdam)	5,256	637,741
ASML Holding NV (NASDAQ)	2,227	270,358
KLA-Tencor Corp.	2,124	180,773
Lam Research Corp.	1,394	160,115
Tokyo Electron, Ltd.	7,900	819,316

		2,583,389

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.	71,800	160,478

Silver Mining — 0.0%
Fresnillo PLC	1,806	33,011
Silver Wheaton Corp.	3,050	67,497

		100,508

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	300	10,070
Mueller Water Products, Inc., Class A	974	13,110
Tenaris SA	1,324	23,111
Valmont Industries, Inc.	47	6,768

		53,059

Steel-Producers — 0.1%
ArcelorMittal†	6,451	50,063
Hyundai Steel Co.	193	9,666
JFE Holdings, Inc.	500	8,777
Kobe Steel, Ltd.†	500	4,876
Nippon Steel & Sumitomo Metal Corp.	2,700	65,437
Nucor Corp.	2,798	162,536
POSCO	287	66,928
Reliance Steel & Aluminum Co.	342	27,240
Severstal PJSC GDR	1,114	17,657
thyssenkrupp AG	1,473	37,129
voestalpine AG	510	21,581

		471,890

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	800	11,096

Telephone-Integrated — 1.2%
AT&T, Inc.	17,867	753,273
KT Corp.	16,809	425,251
Nippon Telegraph & Telephone Corp.	45,200	1,993,188
SoftBank Group Corp.	7,900	608,785
TDC A/S†	132,883	699,288
Telecom Italia SpA RSP	511,518	365,269
Telefonica Deutschland Holding AG	214,377	893,281

192

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Telephone-Integrated (continued)
Telefonica SA	65,294	$629,077
Verizon Communications, Inc.	32,888	1,611,841

		7,979,253

Tobacco — 0.7%
Altria Group, Inc.	9,122	649,304
Philip Morris International, Inc.	41,223	3,962,767

		4,612,071

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	1,043	129,332

Toys — 0.1%
Mattel, Inc.	26,475	693,910

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	300	500,403
Nippon Yusen KK	90,000	191,303

		691,706

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	2,827	427,273
Central Japan Railway Co.	4,800	776,689
CSX Corp.	1,025	47,550
Norfolk Southern Corp.	294	34,533
Union Pacific Corp.	489	52,118

		1,338,163

Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	2,558	194,561
FedEx Corp.	5,727	1,083,033

		1,277,594

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,771	175,471

Water — 0.0%
United Utilities Group PLC	231	2,665

Web Portals/ISP — 1.6%
Alphabet, Inc., Class A†	4,150	3,403,788
Alphabet, Inc., Class C†	6,799	5,417,375
Baidu, Inc. ADR†	3,379	591,562
NAVER Corp.	421	274,605
Yahoo Japan Corp.	169,900	713,246
Yahoo!, Inc.†	6,657	293,374

		10,693,950

Wireless Equipment — 0.1%
GN Store Nord A/S	28,224	629,754

X-Ray Equipment — 0.1%
Hologic, Inc.†	18,258	739,997

Total Common Stocks (cost $372,702,366)		396,387,564

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	216	11,455
NextEra Energy, Inc. 6.12%	7,186	359,803

Total Convertible Preferred Securities (cost $365,484)		371,258

Security Description	Shares/ Principal Amount	Value (Note 3)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Electric-Integrated — 0.1%
Southern Co. FRS Series B 5.50% due 03/15/2057	280,000	$289,703

Pipelines — 0.0%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077	160,000	162,000

Total Preferred Securities/Capital Securities (cost $440,000)		451,703

ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	$100,000	100,086
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	185,000	185,350
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	710,873
Ascentium Equipment Receivables Trust Series 2016-2A, ClassA3 1.65% due 05/10/2022*	500,000	495,656
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	202,861
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	136,474
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	9,982
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	95,000	94,660
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	99,895
CarMax Auto Owner Trust Series 2013-4, Class B 1.71% due 07/15/2019	25,000	25,062
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,963
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	100,000	99,886
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)	520,000	534,915
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	242,992

193

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(1)	$250,000	$257,254
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(1)	50,000	52,123
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	123,911
CNH Equipment Trust Series 2014-C, Class A4 1.65% due 09/15/2021	137,000	137,060
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,812
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(1)	345,000	355,089
COMM Mtg. Trust Series 2014-UBS6, Class A5 3.64% due 12/10/2047(1)	100,000	102,992
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)	250,000	259,486
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	165,000	172,884
COMM Mtg. Trust VRS Series 2014-UBS4, Class C 4.62% due 08/10/2047(1)	690,000	694,630
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(1)	245,000	243,047
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(1)	50,000	51,954
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	450,581
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	346,763	351,823
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	200,000	199,995
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% due 09/15/2019	200,000	200,236
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	30,031
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22% due 01/15/2022	185,000	186,724
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	120,000	119,644

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	$25,000	$24,943
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	389,898
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	275,000	272,693
GS Mtg. Securities Trust Series 2015-GC28, Class A5 3.40% due 02/10/2048(1)	50,000	50,965
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(1)	25,000	26,111
Honda Auto Receivables Owner Trust Series 2016-1, Class A4 1.38% due 04/18/2022	10,000	9,934
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	335,000	334,749
John Deere Owner Trust Series 2016-B, Class A3 1.25% due 06/15/2020	80,000	79,612
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,897
JPMBB Commercial Mtg. Securities Trust Series 2015-C30, Class A5 3.82% due 07/15/2048(1)	50,000	52,110
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(1)	50,000	49,874
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	194,192
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	55,091
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(2)	91,690	91,256
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	98,513
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(1)	250,000	258,771
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(1)	115,000	120,310
Nissan Auto Receivables Owner Trust Series 2016-A, Class A4 1.59% due 07/15/2022	25,000	24,849
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(2)	75,000	69,401

194

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Student Loan Trust FRS Series 2010-1, Class A 1.17% due 03/25/2025	$405,271	$397,809
SLM Student Loan Trust FRS Series 2008-9, Class A 2.54% due 04/25/2023	157,268	159,533
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.74% due 07/25/2023	158,622	161,743
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	335,000	335,629
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*	142,227	141,057
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*	76,102	76,285
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*	90,001	89,860
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	20,000	19,870
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(1)	120,000	118,134
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	25,000	26,614
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	200,000	199,103
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61% due 12/15/2021	200,000	200,200
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	90,223

Total Asset Backed Securities (cost $11,307,909)		11,197,160

CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
Forest City Realty Trust, Inc. Senior Notes 4.25% due 08/15/2018 (cost $1,176)	1,000	1,134

U.S. CORPORATE BONDS & NOTES — 6.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	181,632
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	39,643
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	75,742

		297,017

Security Description	Principal Amount	Value (Note 3)

Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	$200,000	$211,168

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 2.00% due 04/27/2018	130,000	130,167

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	4,000	3,500

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp Company Guar. Notes 3.25% due 08/15/2026	190,000	181,880

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	130,000	127,725
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	141,663	142,017
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	535,000	543,694
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	518,800	532,631
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	390,000	370,500
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	190,000	188,338

		1,904,905

Apparel Manufacturers — 0.0%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	235,000	218,356

Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	900,184
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	154,855

		1,055,039

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	246,454
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	75,000	69,996

195

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	$425,000	$426,475
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	543,891
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,414
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	326,912

		1,664,142

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	158,529

Banks-Commercial — 0.3%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	247,398
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	346,861
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	601,701
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	248,899
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	246,999
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	246,965

		1,938,823

Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	39,335
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	244,940

		284,275

Banks-Super Regional — 0.2%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	45,000	46,235
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,222
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	475,000	470,237
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	764,204

		1,305,898

Security Description	Principal Amount	Value (Note 3)

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	$310,000	$288,469

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	476,361
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	26,170

		502,531

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,377

Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	173,243
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	50,346

		223,589

Cable/Satellite TV — 0.1%
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	600,000	686,510
Time Warner Cable, Inc. Senior Sec. Notes 7.30% due 07/01/2038	200,000	244,843

		931,353

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.70% due 11/01/2026	80,000	76,433

Computer Services — 0.0%
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	250,000	253,221

Computers — 0.1%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	247,076
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	263,764

		510,840

Diagnostic Equipment — 0.2%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	295,000	294,358
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	397,309

196

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	$300,000	$283,564
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	69,167

		1,044,398

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	504,762
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	151,615
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	147,438
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	175,000	181,306
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	357,200
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	244,833
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	498,374
Citigroup, Inc. FRS Senior Notes 3.89% due 01/10/2028	505,000	504,661
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	179,916
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	324,065
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	486,978
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	630,000	625,802
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	125,531
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	450,000	449,579
JPMorgan Chase & Co. Senior Notes 1.70% due 03/01/2018	500,000	499,957
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	139,543
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	171,357
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	193,489

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Senior Notes 3.78% due 02/01/2028	$445,000	$447,230
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	25,429
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	301,170
Morgan Stanley Senior Notes 2.63% due 11/17/2021	730,000	719,619
Morgan Stanley Senior Notes 3.13% due 07/27/2026	250,000	237,373
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	24,424

		7,541,651

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	500,000	501,340
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	151,737
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	102,453
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	300,000	376,620
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	101,909

		1,234,059

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	52,003

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	215,535
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	150,000	149,963

		365,498

Electric-Integrated — 0.4%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	170,000	161,799
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	187,022
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	42,046
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	36,279

197

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	$225,000	$213,076
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	239,665
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	569,298
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	315,059
Southern Co. Senior Notes 1.55% due 07/01/2018	155,000	154,494
Southern Co. Senior Notes 4.40% due 07/01/2046	230,000	227,595
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	393,083

		2,539,416

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	800,000	796,524

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	77,895

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	256,947

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	585,989
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	93,098

		679,087

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	29,370

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,716

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	111,798
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	50,000	48,995

		160,793

Security Description	Principal Amount	Value (Note 3)

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	$540,000	$508,344
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	221,781
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	373,757
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	54,883

		1,158,765

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	427,473
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,831

		652,304

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	120,693
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	301,673

		422,366

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	78,296

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	400,000	398,165
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	199,681

		597,846

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	271,450

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	122,063
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	295,000	294,270
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	405,000	390,947

		807,280

198

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	$150,000	$159,871

Medical-Biomedical/Gene — 0.2%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	45,449
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	566,730
Celgene Corp. Senior Notes 2.30% due 08/15/2018	295,000	297,005
Celgene Corp. Senior Notes 3.55% due 08/15/2022	70,000	71,902
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	70,819
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,157
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	375,000	352,823

		1,455,885

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	63,966
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	25,000	24,604
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	49,182

		137,752

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.40% due 06/15/2021	125,000	125,456
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	50,447
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	27,224
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	99,887

		303,014

Medical-Hospitals — 0.1%
Ascension Health Senior Notes 3.95% due 11/15/2046	170,000	163,160
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	94,537

Security Description	Principal Amount	Value (Note 3)

Medical-Hospitals (continued)
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	$500,000	$459,828

		717,525

Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	185,000	175,480

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	495,001

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023*	100,000	104,500

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	15,000	15,672
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	185,307
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	409,861
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	49,995

		660,835

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	167,020

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	50,945
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	290,000	296,031

		346,976

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	84,964
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	82,292
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	220,000	226,194
Kinder Morgan Energy Partners LP Company Guar. Notes 5.95% due 02/15/2018	5,000	5,208
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	15,000	15,581

199

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	$25,000	$25,058
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	42,399
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.50% due 05/01/2018	15,000	15,819
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	177,634
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	145,918
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	404,533

		1,225,600

Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	5,000	5,200

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	44,746
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	228,769
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	115,266
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,497
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	146,158
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	361,100
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	135,000	130,942
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,196
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	277,811
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,452
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	168,495
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	138,872

Security Description	Principal Amount	Value (Note 3)

Real Estate Investment Trusts (continued)
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	$270,000	$257,531

		1,954,835

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	322,506
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	47,731
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	30,000	29,705

		399,942

Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	50,000	51,376

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	406,288
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	116,809
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	75,454

		598,551

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	39,268
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	449,374

		488,642

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	522,650

Steel-Producers — 0.0%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	151,455

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	300,000	295,737
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	50,000	50,642
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	385,000	369,746

200

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	$725,000	$800,619

		1,516,744

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	276,661

Toys — 0.1%
Mattel, Inc. Senior Notes 3.15% due 03/15/2023	435,000	429,075

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,683
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	354,643

		404,326

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.60% due 06/01/2044	50,000	48,443

Total U.S. Corporate Bonds & Notes (cost $44,459,997)		43,760,535

FOREIGN CORPORATE BONDS & NOTES — 2.1%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	100,652

Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	110,000	110,511

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	50,865

Banks-Commercial — 0.5%
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	380,546
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	401,426
Nordea Bank AB Sub. Notes 4.88% due 05/13/2021*	500,000	535,613
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	246,999
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	439,419

Security Description	Principal Amount	Value (Note 3)

Banks-Commercial (continued)
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	$200,000	$200,743
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	25,088
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	491,425
Standard Chartered PLC FRS Senior Notes 2.04% due 08/19/2019*	325,000	326,453
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	498,067
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	55,000	53,482

		3,599,261

Banks-Money Center — 0.1%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	265,359
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	509,133

		774,492

Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	794,669

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	410,000	404,142

Diversified Banking Institutions — 0.3%
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	205,177
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	315,367
Credit Agricole SA FRS Senior Notes 2.44% due 01/10/2022*	275,000	276,495
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	343,401
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	502,663
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	200,000	199,603
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	200,000	201,908

		2,044,614

201

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	$500,000	$491,570

Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	20,000	20,097

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	149,709

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	424,000	434,818

Insurance Brokers — 0.1%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	35,790
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	354,193
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,304

		415,287

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	220,000	219,830

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	334,635
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	410,801
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	310,000	304,441
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	700,000	634,588

		1,684,465

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	200,844

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	311,114

Security Description	Principal Amount	Value (Note 3)

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	$30,000	$29,174

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	145,000	146,708
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	193,873
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	98,439

		439,020

Oil Companies-Integrated — 0.3%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	50,000	47,319
Petroleos Mexicanos Company Guar. Notes 3.50% due 07/23/2020	250,000	247,813
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	610,000	621,864
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	70,000	57,415
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	267,292
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	198,532
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	249,111
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	40,668

		1,730,014

Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	92,552
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	118,343
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,681

		227,576

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	85,407

Transport-Services — 0.1%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	317,250

Total Foreign Corporate Bonds & Notes (cost $14,762,543)		14,635,381

202

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES — 7.6%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 1.00% due 09/26/2019	$700,000	$691,822

Federal Home Loan Mtg. Corp. — 0.4%
3.00% due 12/01/2046	995,012	984,816
3.50% due 03/01/2046	174,525	179,091
3.50% due 05/01/2046	67,087	68,662
4.00% due 09/01/2045	18,095	18,993
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K057, Class A1 2.21% due 06/25/2025(1)	174,312	170,304
Federal Home Loan Mtg. Corp. REMIC Series 4623, Class EF 1.22% due 10/15/2046 FRS(2)	67,477	67,112
Series 4650, Class FL 1.23% due 01/15/2047 FRS(2)	200,228	199,623
Series 4566, Class FA 1.27% due 04/15/2046 FRS(2)	162,993	163,318
Series 4604, Class FH 1.27% due 08/15/2046 FRS(2)	24,407	24,335
Series 4614, Class FG 1.27% due 09/15/2046 FRS(2)	165,979	166,016
Series 4621, Class FK 1.27% due 10/15/2046 FRS(2)	107,381	107,461
Series 4623, Class MF 1.27% due 10/15/2046 FRS(2)	61,675	61,672
Series 4648, Class FA 1.27% due 01/15/2047 FRS(2)(9)	197,217	197,957
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2016-HQA3, Class M1 1.57% due 03/25/2029 FRS(2)	243,903	244,480
Series 2016-DNA3, Class M2 2.77% due 12/25/2028 FRS(2)	250,000	254,394

		2,908,234

Federal National Mtg. Assoc. — 6.3%
1.00% due 08/28/2019	1,000,000	989,122
1.25% due 08/17/2021	870,000	843,312
2.50% due 12/01/2027	59,926	60,593
2.50% due 02/01/2028	73,093	73,908
2.50% due 03/01/2028	73,890	74,717
2.50% due 07/01/2028	61,226	61,908
2.50% due 10/01/2031	24,461	24,485
2.50% due 11/01/2031	1,769,983	1,771,268
2.50% due February 15 TBA	2,430,000	2,430,000
2.50% due 05/01/2043	191,319	182,347
2.50% due 10/01/2046	433,475	411,389
3.00% due 10/01/2028	544,790	559,360
3.00% due 01/01/2031	25,208	25,882
3.00% due 11/01/2036	277,379	279,759
3.00% due 11/01/2036	95,217	96,034
3.00% due 11/01/2036	95,119	95,935
3.00% due 12/01/2036	121,574	122,617
3.00% due 05/01/2043	29,572	29,422
3.00% due 08/01/2043	34,255	34,082
3.00% due 01/01/2044	947,199	942,415
3.00% due 09/01/2045	379,959	376,391
3.00% due 05/01/2046	79,200	78,456
3.00% due 08/01/2046	319,399	316,397
3.00% due 08/01/2046	157,412	155,933

Security Description	Principal Amount	Value (Note 3)

Federal National Mtg. Assoc. (continued)
3.00% due 08/01/2046	$562,742	$557,455
3.00% due 10/01/2046	966,810	958,925
3.00% due 10/01/2046	713,693	707,872
3.00% due 10/01/2046	823,722	816,492
3.00% due 11/01/2046	378,064	375,773
3.00% due 11/01/2046	59,761	59,292
3.00% due 11/01/2046	88,365	87,671
3.00% due 11/01/2046	39,751	39,439
3.00% due 11/01/2046	193,876	192,422
3.00% due 11/01/2046	593,898	588,686
3.00% due 11/01/2046	313,719	311,160
3.00% due 12/01/2046	49,842	49,451
3.00% due 12/01/2046	379,483	375,917
3.00% due 12/01/2046	282,717	280,498
3.00% due 12/01/2046	186,024	184,506
3.00% due 12/01/2046	282,746	280,791
3.00% due 12/01/2046	493,394	489,370
3.00% due 01/01/2047	315,000	312,529
3.50% due 03/01/2026	67,899	70,790
3.50% due 06/01/2027	19,162	19,977
3.50% due 10/01/2041	46,323	47,645
3.50% due 07/01/2042	134,269	137,895
3.50% due 11/01/2042	27,626	28,376
3.50% due 05/01/2043	713,651	733,021
3.50% due 07/01/2043	28,901	29,703
3.50% due 09/01/2043	189,698	194,848
3.50% due 01/01/2044	320,926	329,636
3.50% due 07/01/2044	617,163	633,841
3.50% due 07/01/2045	1,307,373	1,338,560
3.50% due 11/01/2045	128,926	131,994
3.50% due 11/01/2045	587,361	600,645
3.50% due 12/01/2045	49,754	50,879
3.50% due 01/01/2046	780,960	799,539
3.50% due 04/01/2046	1,551,469	1,586,556
3.50% due 05/01/2046	89,952	92,097
3.50% due 08/01/2046	651,917	667,448
3.50% due February 30 TBA	3,610,000	3,688,969
4.00% due 12/01/2040	23,510	24,757
4.00% due 02/01/2041	1,000,899	1,054,041
4.00% due 07/01/2044	1,544,342	1,620,720
4.00% due February 30 TBA	5,125,000	5,376,445
4.50% due 01/01/2044	292,849	314,671
4.50% due 06/01/2044	25,100	27,079
4.50% due February 30 TBA	2,635,000	2,832,934
5.00% due 10/01/2033	27,215	29,786
5.00% due 05/01/2040	150,523	164,056
5.00% due February 30 TBA	1,885,000	2,054,522
5.50% due 10/01/2035	26,781	29,942
5.50% due 05/01/2036	90,659	101,200
6.00% due 09/01/2037	133,046	150,764
Federal National Mtg. Assoc. Connecticut Avenue Securities Series 2016-C04, Class 1M1 2.22% due 01/25/2029 FRS(2)	82,565	83,236
Series 2016-C03, Class 1M1 2.77% due 10/25/2028 FRS(2)	48,011	48,800
Federal National Mtg. Assoc. REMIC Series 2016-70, Class F 1.22% due 10/25/2046 FRS(2)	132,153	131,655
Series 2016-79, Class NF 1.22% due 11/25/2046 FRS(2)	262,288	260,968
Series 2016-63, Class AF 1.27% due 09/25/2046 FRS(2)	608,815	607,805

203

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2016-64, Class FA 1.27% due 09/25/2046 FRS(2)	$277,241	$276,963
Series 2016-84, Class FT 1.27% due 11/25/2046 FRS(2)	148,410	148,333
Series 2016-103, Class LF 1.27% due 01/25/2047 FRS(2)	114,479	114,582

		43,339,659

Government National Mtg. Assoc. — 0.8%
3.00% due 11/20/2046	1,680,671	1,696,965
3.00% due 12/20/2046	70,832	71,519
3.50% due 05/20/2043	24,677	25,687
3.50% due 10/20/2044	19,582	20,344
3.50% due 05/20/2045	21,833	22,684
3.50% due 02/20/2046	95,669	99,402
3.50% due 02/20/2046	22,449	23,360
3.50% due February 30 TBA	1,600,000	1,658,000
4.00% due 09/20/2045	144,643	153,089
4.00% due 10/20/2045	142,095	150,480
4.00% due 11/20/2045	57,830	61,207
4.00% due 12/20/2045	357,981	378,884
4.00% due 05/20/2046	191,082	202,240
4.50% due 04/20/2041	25,583	27,676
4.50% due 09/15/2045	126,477	136,805
4.50% due 01/20/2046	191,256	205,237
5.00% due 08/20/2042	139,539	151,866

		5,085,445

Total U.S. Government Agencies (cost $52,492,240)		52,025,160

U.S. GOVERNMENT TREASURIES — 8.1%
United States Treasury Bonds — 1.9%
0.75% due 02/15/2045 TIPS(3)	47,150	44,966
1.00% due 02/15/2046 TIPS(3)	134,769	137,233
2.13% due 02/15/2041 TIPS(3)	34,167	43,076
2.25% due 08/15/2046	610,000	513,067
2.50% due 02/15/2045	115,000	102,687
2.50% due 02/15/2046	1,545,000	1,375,351
2.50% due 05/15/2046	840,000	747,404
2.88% due 11/15/2046	1,875,000	1,810,254
3.00% due 11/15/2045	100,000	98,777
3.13% due 11/15/2041(4)	3,525,000	3,585,309
3.13% due 02/15/2043	320,000	324,750
3.50% due 02/15/2039(4)	2,310,000	2,526,473
3.63% due 04/15/2028 TIPS(3)	131,322	174,605
3.88% due 04/15/2029 TIPS(3)	82,220	113,752
4.50% due 02/15/2036	50,000	63,176
4.50% due 05/15/2038	305,000	385,051
4.75% due 02/15/2037	50,000	64,998
5.38% due 02/15/2031	860,000	1,145,782

		13,256,711

United States Treasury Notes — 6.2%
0.13% due 04/15/2018 TIPS(3)	121,332	122,947
0.13% due 04/15/2019 TIPS(3)	370,825	377,776
0.13% due 04/15/2021 TIPS(3)	554,004	561,838
0.13% due 07/15/2026 TIPS(3)	343,366	335,841
0.38% due 01/15/2027 TIPS(3)	23,980	23,923
0.63% due 01/15/2024 TIPS(3)	99,305	102,117
1.00% due 09/15/2018(4)	4,125,000	4,118,557
1.00% due 03/15/2019	3,915,000	3,893,131
1.13% due 02/28/2021	345,000	336,200

Security Description	Principal Amount	Value (Note 3)

United States Treasury Notes (continued)
1.13% due 06/30/2021	$3,770,000	$3,656,459
1.13% due 07/31/2021	1,245,000	1,205,802
1.13% due 08/31/2021	3,835,000	3,711,559
1.13% due 09/30/2021	710,000	686,065
1.38% due 04/30/2020	3,680,000	3,658,726
1.38% due 10/31/2020	750,000	741,504
1.38% due 04/30/2021	2,980,000	2,927,153
1.38% due 05/31/2021	755,000	740,932
1.38% due 06/30/2023	2,675,000	2,545,220
1.50% due 05/31/2019	1,795,000	1,802,363
1.50% due 05/31/2020	780,000	777,837
1.63% due 11/15/2022	435,000	424,040
1.75% due 12/31/2020	2,320,000	2,321,631
1.75% due 11/30/2021	4,605,000	4,575,141
2.00% due 02/15/2022	270,000	270,781
2.00% due 11/15/2026	2,425,000	2,330,369
2.13% due 08/15/2021	180,000	181,983

		42,429,895

Total U.S. Government Treasuries (cost $57,020,411)		55,686,606

MUNICIPAL BONDS & NOTES — 0.5%
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	408,081
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	338,468
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,353
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	450,577
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	186,500
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	375,060
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	140,850
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	421,776
State of California General Obligation Bonds 7.63% due 03/01/2040	320,000	468,192
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	852,669

Total Municipal Bonds & Notes (cost $3,835,112)		3,692,526

204

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	$550,000	$550,745
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	152,539
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	175,000	174,739
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	25,150
Province of Quebec, Canada Notes 3.50% due 07/29/2020	100,000	105,341

		1,008,514

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	208,900
Republic of Iceland Notes 5.88% due 05/11/2022	100,000	112,696
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	212,862
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	106,599
Republic of Slovenia Senior Notes 5.85% due 05/10/2023*	200,000	227,120
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	200,600

		1,068,777

Total Foreign Government Obligations (cost $2,097,612)		2,077,291

EXCHANGE-TRADED FUNDS — 3.7%
T. Rowe Price Institutional High Yield Fund (cost $24,274,087)	2,813,766	25,126,934

OPTIONS - PURCHASED — 0.2%
Put Options-Purchased(7) (cost $2,326,350)	1,950	1,365,000

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Centennial Resource Development, Inc. Expires 10/11/2021 (Strike Price $11.50)† (cost $817)	231	1,580

Security Description	Shares/ Principal Amount	Value (Note 3)

RIGHTS — 0.0%
Real Estate Operations & Development — 0.0%
Multiplan Empreendimentos Imobiliarios SA Expires 02/03/2017† (cost $0)	22	$31

Total Long-Term Investment Securities (cost $586,086,104)		606,779,863

SHORT-TERM INVESTMENT SECURITIES — 15.3%
Commercial Paper — 0.1%
AXA Financial, Inc. 1.70% due 10/10/2017*	$285,000	285,000
Enbridge Energy Partners LP 2.00% due 05/09/2017*	295,000	295,000
Vodafone Group PLC 1.65% due 09/07/2017*	395,000	395,000

		975,000

Registered Investment Companies — 15.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(5)	104,117,129	104,117,129

Total Short-Term Investment Securities (cost $105,083,473)		105,092,129

TOTAL INVESTMENTS (cost $691,169,577)(6)	103.7%	711,871,992
Liabilities in excess of other assets	(3.7)	(25,514,162)

NET ASSETS	100.0%	$686,357,830

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $13,080,510 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of January 31, 2017.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Purchased Options:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2017	$2,125	1,950	$2,326,350	$1,365,000	$(961,350)

205

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

(8)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $6,484,653 representing 0.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).

ADR — American Depository Receipt

Euronext Amsterdam — Euronext Stock Exchange Amsterdam

GDR — Global Depository Receipt

NYSE — New York Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TSE — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
476	Long	Mini MSCI EAFE Index	March 2017	$40,159,471	$41,135,920	$976,449
1,293	Long	S&P 500 E-Mini Index	March 2017	145,880,244	147,046,425	1,166,181
121	Short	U.S. Treasury 10 Year Notes	March 2017	15,035,446	15,060,719	(25,273)
58	Short	U.S. Treasury 2 Year Notes	March 2017	12,577,875	12,574,219	3,656
199	Short	U.S. Treasury 5 Year Notes	March 2017	23,427,164	23,455,570	(28,406)
28	Short	U.S. Treasury Long Bonds	March 2017	4,244,830	4,223,625	21,205
30	Short	U.S. Treasury Ultra Long Bonds	March 2017	4,838,202	4,820,625	17,577

						$2,131,389

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$389,902,911	$6,484,653	**	$—	$396,387,564
Convertible Preferred Securities	371,258	—		—	371,258
Preferred Securities/Capital Securities	—	451,703		—	451,703
Asset Backed Securities	—	11,197,160		—	11,197,160
Convertible Bonds & Notes	—	1,134		—	1,134
U.S. Corporate Bonds & Notes	—	43,760,535		—	43,760,535
Foreign Corporate Bonds & Notes	—	14,635,381		—	14,635,381
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	2,710,277		197,957	2,908,234
Other U.S. Government Agencies	—	49,116,926		—	49,116,926
U.S. Government Treasuries	—	55,686,606		—	55,686,606
Municipal Bonds & Notes	—	3,692,526		—	3,692,526
Foreign Government Obligations	—	2,077,291		—	2,077,291
Exchange-Traded Funds	25,126,934	—		—	25,126,934
Options - Purchased	1,365,000	—		—	1,365,000
Warrants	1,580	—		—	1,580
Rights	31	—		—	31
Short-Term Investment Securities:
Commercial Paper	—	975,000		—	975,000
Registered Investment Companies	104,117,129	—		—	104,117,129

Total Investments at Value	$520,884,843	$190,789,192		$197,957	$711,871,992

Other Financial Instruments:+
Futures Contracts	$2,185,068	$—		$—	$2,185,068

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$53,679	$—		$—	$53,679

206

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 3).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $90,838,657 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

207

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Repurchase Agreements	62.4%
Federal National Mtg. Assoc.	11.6
United States Treasury Notes	9.6
Diversified Financial Services	4.1
U.S. Government Treasuries	3.1
Diversified Banking Institutions	2.4
United States Treasury Bonds	2.0
Banks-Commercial	1.9
Government National Mtg. Assoc.	0.9
Electric-Integrated	0.8
Airlines	0.7
Real Estate Investment Trusts	0.6
Federal Home Loan Mtg. Corp.	0.5
Auto-Cars/Light Trucks	0.5
Insurance-Life/Health	0.4
Banks-Super Regional	0.4
Certificates of Deposit	0.3
Telephone-Integrated	0.3
Sovereign	0.3
Regional Agencies	0.2
Commercial Paper	0.2
Finance-Consumer Loans	0.2
Oil Companies-Integrated	0.2
Medical-Drugs	0.2
Retail-Drug Store	0.2
Cable/Satellite TV	0.2
Insurance-Multi-line	0.1
Computers	0.1
Finance-Commercial	0.1
Pipelines	0.1
Special Purpose Entities	0.1
Tobacco	0.1
Data Processing/Management	0.1
Applications Software	0.1
Electronic Components-Semiconductors	0.1
Commercial Services-Finance	0.1
Chemicals-Diversified	0.1
Finance-Other Services	0.1
Building Societies	0.1
Enterprise Software/Service	0.1
Medical-Hospitals	0.1
Non-Hazardous Waste Disposal	0.1
Municipal Bonds & Notes	0.1
Transport-Marine	0.1
Medical Instruments	0.1

106.1%

Credit Quality#†

Aaa	64.2%
Aa	5.1
A	8.0
Baa	14.5
Ba	1.1
Ca	0.2
Not Rated@	6.9

100.0%

*	Calculated as a percentage of net
#	Calculated as percentage of total
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

208

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description		Principal Amount**	Value (Note 3)
ASSET BACKED SECURITIES — 3.3%
Diversified Financial Services — 3.3%
ALBA PLC FRS Series 2005-1, Class A3 0.58% due 11/25/2042(1)	GBP	655,372	$759,941
ALBA PLC FRS Series 2015-1, Class A 1.51% due 04/24/2049(1)	GBP	545,326	688,132
Ares Enhanced Loan Investment Strategy IR, Ltd. FRS Series 2013-IRAR, Class A1BR 2.44% due 07/23/2025*(2)		$1,700,000	1,694,710
Auburn Securities 4 PLC FRS Series 4, Class A2 0.66% due 10/01/2041(1)	GBP	500,400	619,288
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,467,223	1,469,709
Bluestone Securities PLC FRS Series 2007-1, Class A2A 0.58% due 06/09/2044(1)	GBP	488,764	598,049
CIFC Funding, Ltd. FRS Series 2012-3A, ClassA1R 2.24% due 01/29/2025*(2)		1,800,000	1,799,996
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.93% due 12/25/2036*		1,696,494	1,041,284
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 2.28% due 07/17/2033*		998,263	1,012,233
Dryden Senior Loan Fund FRS Series 2012-25A, Class AR 2.22% due 01/15/2025*(2)		1,800,000	1,799,091
Eurosail PLC FRS Series 2006-4X, Class A3C 0.54% due 12/10/2044(1)	GBP	395,510	486,310
Eurosail PLC FRS Series 2007-3A, Class A2B 0.68% due 06/13/2045*(1)	GBP	144,484	181,553
Eurosail PLC FRS Series 2007-3X, Class A2A 0.68% due 06/13/2045(1)	GBP	102,286	128,529
Eurosail PLC FRS Series 2007-3A, Class A3C 1.33% due 06/13/2045*(1)	GBP	839,790	1,009,008
Eurosail PLC FRS Series 2007-3X, Class A3A 1.33% due 06/13/2045(1)	GBP	744,458	894,468
Eurosail PLC FRS Series 2007-3X, Class A3C 1.33% due 06/13/2045(1)	GBP	992,479	1,192,465
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,069,217
Fortress Credit Investments IV, Ltd. CLO FRS Series 2015-4A, Class A 2.27% due 07/17/2023*(2)		497,836	497,584
Gemgarto PLC FRS Series 2015-1, Class A 1.35% due 02/16/2047(1)	GBP	158,367	200,011
JPMorgan Commercial Mtg. Backed Trust VRS Series 2010-RR1, Class JPA 5.76% due 06/18/2049*(5)		147,330	147,183

Security Description		Principal Amount**	Value (Note 3)
Diversified Financial Services (continued)
KVK CLO, Ltd. FRS Series 2012-2A, Class A 2.33% due 02/10/2025*(2)		$1,326,106	$1,325,489
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.57% due 12/01/2060(1)	GBP	904,888	1,069,972
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.97% due 01/01/2061(1)	GBP	1,386,270	1,669,245
Mariner CLO, LLC FRS Series 2016-3A, Class A 2.63% due 07/23/2026*(2)		900,000	901,244
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(5)		1,800,000	1,831,075
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(5)		460,027	460,474
MortgageIT Trust FRS Series 2005-2, Class 1A1 1.29% due 05/25/2035(1)		176,761	175,381
Ocean Trails CLO II FRS Series 2007-2A, Class A1V2 1.26% due 06/27/2022*(2)		786,078	778,124
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.72% due 11/25/2065*		851,090	855,978
Progress Residential Trust FRS Series 2016-SFR1, Class A 2.27% due 09/17/2033*		997,656	1,006,464
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 1.14% due 03/15/2024		10,587	10,559
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 2.22% due 02/17/2032*		1,800,000	1,834,109
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*		1,468,223	1,475,564
Thrones PLC FRS Series 2013-1, Class A 1.86% due 07/20/2044(1)	GBP	710,318	901,393
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.56% due 10/10/2040(1)	GBP	400,000	449,966
Uropa Securities PLC FRS Series 2008-1, Class A 0.57% due 06/10/2059(1)	GBP	985,211	1,189,449
Uropa Securities PLC FRS Series 2008-1, Class M1 0.73% due 06/10/2059(1)	GBP	227,900	262,687
Uropa Securities PLC FRS Series 2008-1, Class M2 0.93% due 06/10/2059(1)	GBP	178,016	204,213
Uropa Securities PLC FRS Series 2008-1, Class B 1.13% due 06/10/2059(1)	GBP	189,753	210,668

209

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount**	Value (Note 3)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 1.04% due 12/25/2045(1)	$771,880	$733,954

Total Asset Backed Securities (cost $36,060,835)		35,634,769

U.S. CORPORATE BONDS & NOTES — 6.6%
Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	300,000	296,478

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. 3.00% due 04/15/2030	700,000	665,000
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030	200,000	192,000
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027	412,812	420,036
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030	1,000,000	957,400
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	1,000,000	950,000

		3,184,436

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,000,000	1,012,069

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC FRS Company Guar. Notes 1.35% due 03/02/2018*	390,000	390,462
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	199,402
Ford Motor Credit Co. LLC FRS Senior Notes 1.47% due 09/08/2017	300,000	300,096
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	146,000	147,067
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020	1,070,000	1,095,254
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	400,927
Volkswagen Group of America Finance LLC FRS Senior Notes 1.39% due 05/22/2018*	300,000	298,667

Security Description	Principal Amount**	Value (Note 3)
Auto-Cars/Light Trucks (continued)
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*	$2,200,000	$2,188,041

		5,019,916

Banks-Commercial — 0.3%
HSBC USA, Inc. FRS Senior Notes 1.51% due 11/13/2019	200,000	199,586
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	150,574
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	886,824
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	252,133
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,875
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019	1,500,000	1,503,625

		3,004,617

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	197,260

Banks-Super Regional — 0.4%
Bank of America NA FRS Senior Notes 1.30% due 05/08/2017	250,000	250,193
Bank of America NA FRS Senior Notes 1.39% due 06/05/2017	740,000	740,776
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	740,433
Wells Fargo & Co. FRS Senior Notes 2.27% due 10/31/2023	1,900,000	1,920,453
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	110,129
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	48,002

		3,809,986

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,504

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	61,164
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	20,453

		81,617

210

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount**	Value (Note 3)
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	$10,000	$10,279

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	550,000	563,453
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	450,000	470,491
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	20,682

		1,054,626

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,610
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	30,275

		59,885

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 3.40% due 12/03/2020*	800,000	816,651

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	773,317
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	52,416
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	100,798

		926,531

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	41,093

Computers — 0.1%
Apple, Inc. FRS Senior Notes 1.18% due 05/06/2019	200,000	201,225
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,328,420

		1,529,645

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	990,000	1,056,263

Security Description	Principal Amount**	Value (Note 3)
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018	$50,000	$50,273
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,556

		80,829

Diversified Banking Institutions — 1.0%
Bank of America Corp. FRS Senior Notes 1.54% due 08/25/2017	110,000	110,227
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	1,400,000	1,376,801
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	600,964
Citigroup, Inc. FRS Senior Notes 1.81% due 12/07/2018	1,340,000	1,346,723
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,090,192
Citigroup, Inc. FRS Senior Notes 2.07% due 08/02/2021	1,000,000	1,009,763
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,599,849
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	759,870
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	30,127
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,326,874
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	61,240

		10,312,630

Electric-Integrated — 0.8%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	555,543
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026*	1,600,000	1,579,434
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,632,566
Duke Energy Corp. FRS Senior Notes 1.38% due 04/03/2017	100,000	100,078
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	934,354
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	103,245

211

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount**	Value (Note 3)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	$1,060,000	$1,124,766
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 1.15% due 03/06/2017	100,000	100,031
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	41,862
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,804,517
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	30,028
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	30,600
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	600,000	603,646

		8,640,670

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*(4)	1,000,000	992,374

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	11,897

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	682,743

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 4.25% due 08/15/2017	800,000	808,000
CIT Group, Inc. Senior Notes 5.00% due 05/15/2018*	400,000	406,008

		1,214,008

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,096,017
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,028
Synchrony Financial FRS Senior Notes 4.50% due 07/23/2025	860,000	888,311

		1,996,356

Security Description	Principal Amount**	Value (Note 3)
Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 1.40% due 08/15/2019	$300,000	$300,562
American Express Credit Corp. FRS Senior Notes 1.66% due 11/05/2018	160,000	161,336

		461,898

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	24,657

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	721,032
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	50,795

		771,827

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	101,652

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	20,000	20,341
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	514,185

		534,526

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	51,856

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,352

Insurance-Life/Health — 0.4%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	201,515
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,095,141
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,072,885
Principal Life Global Funding II FRS Senior Sec. Notes 1.43% due 12/01/2017*	1,350,000	1,355,061
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	398,526
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*	120,000	120,535

		4,243,663

212

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount**	Value (Note 3)
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	$10,000	$9,515
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	149,122
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	201,439
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,232,721

		1,592,797

Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*	100,000	100,023

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,463
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	19,968

		70,431

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	560,104

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	11,870

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,055
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	29,966
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	29,289

		69,310

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	20,000	20,282
Baxalta, Inc. Company Guar. Notes 4.00% due 06/23/2025	20,000	20,082

		40,364

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,277
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	314,966

		335,243

Security Description	Principal Amount**	Value (Note 3)
Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	$700,000	$643,758

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022	600,000	623,835

Oil Companies-Exploration & Production — 0.0%
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	9,655

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	98,750
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	99,172
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	41,588
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026	700,000	688,502
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	198,781

		1,126,793

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	100,935
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,150,073
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,138,471
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	691,335
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	299,197
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	967,581
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	869,040
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	839,368
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	511,259

		6,567,259

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	30,720

213

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount**	Value (Note 3)
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	$12,000	$11,515

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	20,000	20,374
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	200,000	210,816

		231,190

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,657,405

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,077,462

Telephone-Integrated — 0.3%
AT&T, Inc. FRS Senior Notes 1.42% due 03/30/2017	100,000	100,063
AT&T, Inc. FRS Senior Notes 1.93% due 06/30/2020	90,000	91,109
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	197,158
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	47,829
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,200,000	1,194,348
Verizon Communications, Inc. FRS Senior Notes 1.35% due 06/09/2017	200,000	200,251
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	102,729
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,453,127

		3,386,614

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	20,894
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	108,472

		129,366

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	20,907

Security Description	Principal Amount**	Value (Note 3)
Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	$20,000	$20,441

Total U.S. Corporate Bonds & Notes (cost $70,668,927)		70,569,856

FOREIGN CORPORATE BONDS & NOTES — 4.3%
Airlines — 0.4%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*	819,747	827,944
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,800,000	2,798,287
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*(4)	1,000,000	1,000,757

		4,626,988

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	19,422

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	200,000	203,462

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.92% due 06/01/2021*	900,000	907,585
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	2,100,000	2,123,820
Bank of Montreal Notes 1.75% due 06/15/2022*	1,500,000	1,459,287
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.49% due 03/05/2018*	400,000	400,018
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	198,578
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	297,393
Commonwealth Bank of Australia FRS Senior Notes 1.22% due 09/08/2017*	300,000	300,101
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	1,000,000	973,626
Credit Suisse AG FRS Senior Notes 1.72% due 04/27/2018	680,000	680,613

214

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount**	Value (Note 3)
Banks-Commercial (continued)
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*	$2,700,000	$2,604,134
ING Bank NV FRS Notes 1.52% due 03/16/2018*	400,000	400,611
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	203,330
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,678,997
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	988,906
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	140,272
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	850,266
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	1,000,000	967,136
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	367,368
Toronto-Dominion Bank FRS Senior Notes 1.12% due 05/02/2017	200,000	200,031
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	700,000	686,167

		16,428,239

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	199,913

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	700,000	689,998

Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	400,000	451,360

Diversified Banking Institutions — 1.4%
Barclays PLC FRS Senior Notes 2.99% due 08/10/2021	1,900,000	1,970,182
Barclays PLC Senior Notes 3.65% due 03/16/2025	950,000	914,746
Barclays PLC Senior Notes 4.34% due 01/10/2028	800,000	798,993
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*(4)	2,000,000	1,989,954

Security Description	Principal Amount**	Value (Note 3)
Diversified Banking Institutions (continued)
Credit Suisse Group Funding, Ltd. Company Guar. Notes 3.75% due 03/26/2025	$250,000	$243,240
Credit Suisse Group Funding, Ltd. Company Guar. Notes 3.80% due 06/09/2023	1,500,000	1,499,541
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021*	1,700,000	1,709,851
HSBC Holdings PLC FRS Senior Notes 2.50% due 01/05/2022	500,000	511,240
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026	550,000	566,824
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	800,000	777,476
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022	400,000	404,000
UBS AG FRS Senior Notes 1.28% due 08/14/2017	250,000	250,087
UBS Group Funding Jersey, Ltd. FRS Company Guar. Notes 2.42% due 02/01/2022*	2,500,000	2,548,175
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	550,000	555,862

		14,740,171

Electric-Integrated — 0.0%
E.ON International Finance BV Company Guar. Notes 5.80% due 04/30/2018*	300,000	313,653

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	20,000	21,060

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	200,281

Industrial Gases — 0.0%
Air Liquide Finance SA Company Guar. Notes 2.25% due 09/27/2023*	300,000	286,909

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	9,992

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	988,135
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	500,000	477,676

215

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount**	Value (Note 3)
Medical-Drugs (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	$500,000	$469,476

		1,935,287

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,815

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC FRS Company Guar. Notes 1.33% due 02/13/2018	213,000	213,118
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	700,000	669,296
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,111,884

		1,994,298

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,567,578

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,329
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	40,822
Imperial Tobacco Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	874,936

		936,087

Transport-Marine — 0.1%
AP Moeller — Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	586,091

Total Foreign Corporate Bonds & Notes (cost $46,566,629)		46,220,604

U.S. GOVERNMENT AGENCIES — 13.0%
Federal Home Loan Mtg. Corp. — 0.5%
Federal Home Loan Mtg. Corp.
1.25% due 10/02/2019	2,000,000	1,988,370
2.38% due 01/13/2022	200,000	203,284
5.12% due 09/15/2043 STRIPS(1)(6)	2,571,070	534,294
Federal Home Loan Mtg. Corp. REMIC
Series 4579, Class FD
0.79% due 01/15/2038 FRS(1)	2,288,802	2,270,304
Series 4579, Class SD
1.91% due 01/15/2038 VRS(1)(6)	2,288,802	132,874

		5,129,126

Federal National Mtg. Assoc. — 11.6%
1.88% due 09/18/2018	900,000	910,562
3.00% due 02/13/2047	6,000,000	5,939,063
3.00% due March TBA	10,500,000	10,373,672

Security Description	Principal Amount**	Value (Note 3)
Federal National Mtg. Assoc. (continued)
3.50% due 02/13/2047	$4,200,000	$4,291,875
3.50% due March TBA	69,600,000	70,978,406
3.70% due 09/01/2034	963,562	985,780
4.00% due 07/01/2045	2,810,849	2,949,884
4.00% due 07/01/2045	1,829,110	1,919,584
4.00% due 02/01/2046	3,771,459	3,958,167
4.00% due 09/01/2046	4,469,420	4,689,861
4.50% due 02/13/2047	6,600,000	7,095,774
4.50% due March TBA	5,000,000	5,366,933
Federal National Mtg. Assoc. REMIC
Series 2012-113, Class PF
1.12% due 10/25/2040 FRS(1)	1,145,898	1,140,063
Series 2007-85, Class FL
1.31% due 09/25/2037 FRS(1)	3,963,125	3,972,220

		124,571,844

Government National Mtg. Assoc. — 0.9%
Government National Mtg. Assoc. REMIC
Series 2016-H10, Class FJ
1.25% due 04/20/2066 FRS(1)	384,483	385,249
Series 2014-H02, Class FB
1.30% due 12/20/2063 FRS(1)	974,726	976,069
Series 2016-H11, Class F
1.45% due 05/20/2066 FRS(1)	2,777,714	2,769,355
Series 2016-H14, Class FA
1.45% due 06/20/2066 FRS(1)	1,599,323	1,594,218
Series 2016-H17, Class FC
1.48% due 08/20/2066 FRS(1)	3,577,223	3,571,961

		9,296,852

Total U.S. Government Agencies (cost $138,987,084)		138,997,822

U.S. GOVERNMENT TREASURIES — 11.6%
United States Treasury Bonds — 2.0%
1.00% due 02/15/2046 TIPS(7)	5,500,764	5,601,362
2.25% due 08/15/2046	520,000	437,369
2.50% due 02/15/2046	1,530,000	1,361,998
2.88% due 05/15/2043	300,000	290,543
2.88% due 08/15/2045	2,600,000	2,506,054
2.88% due 11/15/2046	5,900,000	5,696,267
3.13% due 02/15/2042	250,000	254,277
3.13% due 08/15/2044	3,450,000	3,497,976
4.38% due 11/15/2039	600,000	741,023
4.38% due 05/15/2040	1,300,000	1,606,110

		21,992,979

United States Treasury Notes — 9.6%
0.63% due 04/30/2018	6,200,000	6,172,633
1.50% due 03/31/2023	6,640,000	6,387,886
1.50% due 08/15/2026	2,100,000	1,930,688
1.63% due 05/15/2026	4,559,000	4,248,596
1.75% due 02/28/2022	2,500,000	2,476,270
1.88% due 08/31/2022	61,400,000	60,812,402
2.00% due 12/31/2021	2,600,000	2,611,172
2.00% due 11/15/2026	9,535,000	9,162,916
2.25% due 04/30/2021	1,100,000	1,119,809
2.50% due 05/15/2024	7,300,000	7,410,923

		102,333,295

Total U.S. Government Treasuries (cost $127,698,046)		124,326,274

216

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		$600,000	$558,000
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/26/2026*		300,000	286,314
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,335,176

Total Foreign Government Obligations
(cost $3,268,075)			3,179,490

MUNICIPAL BONDS & NOTES — 0.1%
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029 (cost $600,000)		600,000	610,752

OPTIONS - PURCHASED(8) — 0.8%
Exchange-Traded Put Options		1,773	6,096,165
Over the Counter Options on Interest Rate Floor Contracts(4)		143,100,000	1,861,323

Total Options - Purchased (cost $9,725,563)			7,957,488

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten FRS 6.50% due 03/29/2017(9)	EUR	900,000	1,075,991

Insurance-Multi-line — 0.0%
MetLife, Inc. FRS 5.25% due 06/15/2020(9)		40,000	40,900

Total Preferred Securities/Capital Securities
(cost $1,080,558)			1,116,891

Total Long-Term Investment Securities
(cost $434,655,717)			428,613,946

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Certificates of Deposit — 0.3%
Credit Suisse AG FRS 1.75% due 09/12/2017		1,300,000	1,302,302
Natixis SA NY FRS 1.69% due 09/25/2017		2,200,000	2,204,565

			3,506,867

Commercial Paper — 0.2%
Abbey National Treasury 1.40% due 07/07/2017		100,000	100,000
Barclays Bank PLC NY FRS 1.74% due 11/06/2017		1,700,000	1,702,439
Credit Suisse AG 1.47% due 07/03/2017		100,000	100,000
Sumitomo Mitsui Trust Bank, Ltd. FRS 1.72% due 10/06/2017		400,000	400,823

			2,303,262

Security Description	Principal Amount**	Value (Note 3)
U.S. Government Treasuries — 3.1%
United States Treasury Bills
0.39% due 02/02/2017	$6,102,000	$6,101,927
0.44% due 02/09/2017	1,038,000	1,037,892
0.45% due 02/23/2017	601,000	600,833
0.47% due 03/02/2017(10)	17,102,000	17,095,406
0.48% due 03/09/2017(10)	8,280,000	8,276,084

		33,112,142

Total Short-Term Investment Securities (cost $38,911,648)		38,922,271

REPURCHASE AGREEMENTS — 62.4%
Agreement with Barclays Capital, Inc., bearing interest at 0.68%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $176,803,340 and collateralized by $184,960,000 of United States Treasury Notes, bearing interest at 2.00%, due 08/15/2025 and having an approximate value of $182,836,792	176,800,000	176,800,000
Agreement with Credit Suisse First Boston Securities, bearing interest at 0.69%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $245,504,705 and collateralized by $146,963,000 of United States Treasury Notes, bearing interest at 0.88%, due 06/15/2017 and by $103,438,000 of United States Treasury Notes bearing interest at 0.75% due 10/31/2017 having an approximate combined value of $251,341,717	245,500,000	245,500,000
Agreement with J.P. Morgan Securities, bearing interest at 0.68%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $245,504,637 and collateralized by $250,656,000 of United States Treasury Notes, bearing interest at 1.50%, due 05/31/2020 and having an approximate value of $251,502,029	245,500,000	245,500,000

Total Repurchase Agreements (cost $667,800,000)		667,800,000

TOTAL INVESTMENTS (cost $1,141,367,365)(11)	106.1%	1,135,336,217
Liabilities in excess of other assets	(6.1)	(65,284,309)

NET ASSETS	100.0%	$1,070,051,908

217

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $66,150,070 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(4)	Illiquid security. At January 31, 2017, the aggregate value of these securities was $5,844,408 representing 0.6% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	Options — Purchased

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2017	$1,575	591	$1,212,756	$818,535	$(394,221)
S&P 500 Index	December 2017	1,800	591	2,447,355	1,734,585	(712,770)
S&P 500 Index	December 2017	2,025	591	4,611,006	3,543,045	(1,067,961)

				$8,271,117	$6,096,165	$(2,174,952)

Over the Counter Purchased Options on Interest Rate Floor Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter an interest rate floor swap with Barclays for the right to receive the floor of the USISDA10 Index value with an initial value of 2.153% versus the Maximum of [0.15%-(Final Index value of USISDA30-Final Index value of USISDA10)] or 0	November 2017	$0.15	105,900	$95,310	$—	$(95,310)

Over the Counter Purchased Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	November 2018	$1.65	$24,200	$137,336	$91,474	$(45,862)
Put option to enter an interest rate swap with Goldman Sachs for the right to pay a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	2.30	9,700	921,500	1,440,365	518,865
Put option to enter an interest rate swap with Morgan Stanley for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 11/07/2019	November 2019	2.75	3,300	300,300	329,484	29,184

				$1,359,136	$1,861,323	$502,187

(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	See Note 4 for cost of investments on a tax basis.

218

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Over the Counter Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Received	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter an interest rate swap with Morgan Stanley for the obligation to pay a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 11/15/2018	November 2018	$2.00	$5,200	$137,222	$86,523	$50,699
Call option to enter an interest rate swap with Goldman Sachs for the obligation to pay a fixed rate of 1.95% versus U.S. Treasury Bonds maturing on 02/16/2017	February 2017	1.95	8,800	62,773	613	62,160
Put option to enter an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	2.00	48,500	921,500	1,917,787	(996,287)
Put option to enter an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 2.50% versus U.S. Treasury Bonds maturing on 11/07/2019	November 2019	2.50	16,500	300,300	451,569	(151,269)
Put option to enter an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 2.40% versus U.S. Treasury Bonds maturing on 02/16/2017	February 2017	2.40	8,800	70,400	44,181	26,219

				$1,492,195	$2,500,673	$(1,008,478)

Over the Counter Written Options on Interest Rate Floor Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Received	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter an interest rate floor swap with Barclays for the right to receive the floor of the USISDA30 Index value with an initial value of 2.418% versus the Maximum of [0.04%-(Final Index value of USISDA30-Final Index value of USISDA10)] or 0	November 2017	$0.04	211,800	$110,136	$—	$110,136

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
6,077	Long	S&P 500 E-Mini Index	March 2017	$681,667,482	$691,106,825	$9,439,343
448	Long	90 Day Euro Dollar	March 2017	110,807,826	110,796,000	(11,826)
792	Long	Russell 2000 Mini Index	March 2017	54,363,631	53,836,200	(527,431)
174	Long	U.S. Treasury 10 Year Notes	March 2017	21,715,279	21,657,563	(57,716)
24	Short	U.S. Treasury 5 Year Notes	March 2017	2,835,914	2,828,813	7,101
266	Long	90 Day Euro Dollar	June 2017	65,673,329	65,682,050	8,721
335	Short	90 Day Euro Dollar	December 2017	82,836,783	82,493,750	343,033
380	Short	90 Day Euro Dollar	June 2019	92,854,150	92,976,500	(122,350)

						$9,078,875

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	3,945,670	GBP	3,158,000	02/14/2017	$27,863	$—

Goldman Sachs Bank USA	CAD	129,000	USD	98,144	02/14/2017	—	(1,003)
	EUR	899,000	USD	966,336	02/14/2017	—	(4,543)
	GBP	13,557,000	USD	17,125,548	02/14/2017	67,540	—
	USD	530,963	GBP	419,000	02/14/2017	—	(3,758)

						67,540	(9,304)

Net Unrealized Appreciation/(Depreciation)						$95,403	$(9,304)

CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— British Pound Sterling
USD	— United States Dollar

219

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Over the Counter Total Return Swap Contracts@
						Value
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	19,534	8/24/2017	(3 Month USD LIBOR-BBA plus 6 bps	)	MSCI EAFE Index	$—	$1,178,338
Merrill Lynch International	26,486	8/24/2017	(3 Month USD LIBOR-BBA plus 11 bps	)	MSCI EAFE Index	—	1,474,431
Merrill Lynch International	43,721	6/7/2017	(3 Month USD LIBOR-BBA minus 1 bps	)	MSCI EAFE Index	—	960,118
Merrill Lynch International	19,489	5/24/2017	(3 Month USD LIBOR-BBA minus 2.5 bps	)	MSCI EAFE Index	—	427,980
Merrill Lynch International	49,066	5/11/2017	(3 Month USD LIBOR-BBA minus 3 bps	)	MSCI EAFE Index	—	—

						$—	$4,040,867

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,700	12/16/2046	3 Month CAD LIBOR-BBA	1.750%	$323,715	$3,396
USD	8,000	3/15/2027	6 Month GBP LIBOR-BBA	1.000%	461,942	208,574
USD	5,800	8/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(52,066)
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(2,067)	(4,337)
USD	5,900	12/21/2026	3 Month USD LIBOR-BBA	1.750%	39,958	297,637
USD	4,700	12/21/2026	3 Month USD LIBOR-BBA	1.750%	(111,991)	367,129
USD	4,900	6/21/2027	1.750%	3 Month USD LIBOR-BBA	(449,334)	20,545

				Total	$262,223	$840,878

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection@(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at January 31, 2017(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield	5.000%	12/20/2021	3.500%	$2,300	$137,149	$7,854
CDX North American High Yield	1.000%	12/20/2021	0.663%	57,800	838,398	60,392
CDX North American High Yield	1.000%	6/20/2021	0.594%	12,000	140,126	63,550

					$1,115,673	$131,796

@	Illiquid security. At January 31, 2017, the aggregate value of these securities was $6,391,437 representing 0.6% of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

220

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
BBA	— British Banking Association
EUR	— Euro Currency
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$34,165,060	$1,469,709	$35,634,769
U.S. Corporate Bonds & Notes	—	70,569,856	—	70,569,856
Foreign Corporate Bonds & Notes	—	46,220,604	—	46,220,604
U.S. Government Agencies	—	138,997,822	—	138,997,822
U.S. Government Treasuries	—	124,326,274	—	124,326,274
Foreign Government Obligations	—	3,179,490	—	3,179,490
Municipal Bonds & Notes	—	610,752	—	610,752
Exchange-Traded Put Options — Purchased	6,096,165	—	—	6,096,165
Over the Counter Purchased Options on Interest Rate Swap Contracts	—	1,861,323	—	1,861,323
Preferred Securities/Capital Securities	—	1,116,891	—	1,116,891
Short-Term Investment Securities	—	38,922,271	—	38,922,271
Repurchase Agreements	—	667,800,000	—	667,800,000

Total Investments at Value	$6,096,165	$1,127,770,343	$1,469,709	$1,135,336,217

Other Financial Instruments:+
Over the Counter Written Options on Interest Rate Swap Contracts	$—	$139,078	$—	$139,078
Over the Counter Written Options on Interest Rate Floor Swap Contracts	—	110,136	—	110,136
Futures Contracts	9,798,198	—	—	9,798,198
Forward Foreign Currency Contracts	—	95,403	—	95,403
Over the Counter Total Return Swap Contracts	—	4,040,867	—	4,040,867
Centrally Cleared Interest Rate Swap Contracts	—	897,281	—	897,281
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	131,796	—	131,796

Total Other Financial Instruments	$9,798,198	$5,414,561	$—	$15,212,759

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Options on Interest Rate Swap Contracts	$—	$1,147,556	$—	$1,147,556
Futures Contracts	719,323	—	—	719,323
Forward Foreign Currency Contracts	—	9,304	—	9,304
Centrally Cleared Interest Rate Swap Contracts	—	56,403	—	56,403

Total Other Financial Instruments	$719,323	$1,213,263	$—	$1,932,586

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

221

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	12.4%
United States Treasury Notes	11.2
Time Deposits	7.5
Oil Companies-Exploration & Production	4.8
Medical-Drugs	4.8
Banks-Fiduciary	3.5
Banks-Super Regional	3.3
Oil Companies-Integrated	2.7
Cable/Satellite TV	2.1
Diversified Manufacturing Operations	2.0
Banks-Commercial	1.9
Insurance Brokers	1.8
Electronic Components-Semiconductors	1.8
Oil-Field Services	1.5
Retail-Drug Store	1.4
Agricultural Chemicals	1.4
Enterprise Software/Service	1.3
Cruise Lines	1.2
Auto-Cars/Light Trucks	1.2
Medical Products	1.1
Applications Software	1.1
Networking Products	1.1
Aerospace/Defense	1.0
Medical Instruments	1.0
Television	0.9
Insurance-Multi-line	0.9
Telephone-Integrated	0.9
Machinery-Construction & Mining	0.9
E-Commerce/Products	0.9
Finance-Investment Banker/Broker	0.9
Food-Misc./Diversified	0.9
Medical-Biomedical/Gene	0.8
Building Products-Air & Heating	0.8
Semiconductor Components-Integrated Circuits	0.8
Electric-Integrated	0.8
Tobacco	0.8
Telecommunication Equipment	0.8
Real Estate Investment Trusts	0.8
United States Treasury Bonds	0.8
Computer Services	0.7
Transport-Rail	0.7
Telecom Equipment-Fiber Optics	0.6
Semiconductor Equipment	0.6
Financial Guarantee Insurance	0.6
Retail-Building Products	0.6
Multimedia	0.5
Diversified Minerals	0.5
Apparel Manufacturers	0.5
Insurance-Mutual	0.5
Cellular Telecom	0.5
Medical-HMO	0.5
Transport-Equipment & Leasing	0.5
Commercial Services-Finance	0.4
Pharmacy Services	0.4
Investment Management/Advisor Services	0.4
Insurance-Life/Health	0.4
Private Equity	0.4
Pipelines	0.4
Medical-Wholesale Drug Distribution	0.3
Finance-Credit Card	0.3
Oil & Gas Drilling	0.3
Brewery	0.2

Broadcast Services/Program	0.2
Finance-Leasing Companies	0.2
Commercial Services	0.2
E-Commerce/Services	0.2
Medical Labs & Testing Services	0.2
Computers-Memory Devices	0.2
Insurance-Reinsurance	0.2
Special Purpose Entities	0.2
Food-Meat Products	0.2
Internet Security	0.2
Chemicals-Diversified	0.2
Finance-Other Services	0.1
Retail-Auto Parts	0.1
Medical-Generic Drugs	0.1
Metal Processors & Fabrication	0.1
Electronic Parts Distribution	0.1
Computers	0.1
Transport-Services	0.1
Physical Therapy/Rehabilitation Centers	0.1
Storage/Warehousing	0.1

99.7%

*	Calculated as a percentage of net assets

222

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 62.5%
Aerospace/Defense — 1.0%
General Dynamics Corp.	64,459	$11,672,236

Agricultural Chemicals — 1.4%
Agrium, Inc.	53,544	5,510,213
Mosaic Co.	344,196	10,797,429

		16,307,642

Apparel Manufacturers — 0.5%
Michael Kors Holdings, Ltd.†	150,950	6,462,170

Applications Software — 0.7%
Microsoft Corp.	124,721	8,063,213

Auto-Cars/Light Trucks — 0.8%
General Motors Co.	254,542	9,318,783

Banks-Commercial — 0.9%
BB&T Corp.	75,446	3,484,851
First Horizon National Corp.	350,632	7,012,640

		10,497,491

Banks-Fiduciary — 3.4%
Citizens Financial Group, Inc.	550,790	19,922,074
Northern Trust Corp.	95,651	7,935,207
State Street Corp.	157,535	12,004,167

		39,861,448

Banks-Super Regional — 3.2%
Comerica, Inc.	135,197	9,129,853
Fifth Third Bancorp	515,212	13,447,033
PNC Financial Services Group, Inc.	128,547	15,484,772

		38,061,658

Building Products-Air & Heating — 0.8%
Johnson Controls International PLC	225,529	9,918,765

Cable/Satellite TV — 1.7%
Charter Communications, Inc., Class A†	24,277	7,864,534
Comcast Corp., Class A	162,567	12,260,803

		20,125,337

Cellular Telecom — 0.4%
Vodafone Group PLC ADR	200,349	4,988,690

Commercial Services-Finance — 0.4%
PayPal Holdings, Inc.†	134,821	5,363,179

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	169,032	8,889,393

Cruise Lines — 1.2%
Carnival Corp.	256,446	14,201,980

Diversified Banking Institutions — 11.3%
Bank of America Corp.	1,429,534	32,364,650
Citigroup, Inc.	650,156	36,298,209
Goldman Sachs Group, Inc.	45,619	10,461,349
JPMorgan Chase & Co.	361,562	30,598,992
Morgan Stanley	556,563	23,648,362

		133,371,562

Diversified Manufacturing Operations — 1.8%
General Electric Co.	426,867	12,677,950
Ingersoll-Rand PLC	108,411	8,602,413

		21,280,363

Security Description	Shares	Value (Note 3)
Diversified Minerals — 0.5%
BHP Billiton, Ltd.	324,419	$6,554,491

E-Commerce/Products — 0.9%
eBay, Inc.†	330,654	10,524,717

Electric-Integrated — 0.8%
FirstEnergy Corp.	118,811	3,602,350
PG&E Corp.	99,779	6,175,322

		9,777,672

Electronic Components-Semiconductors — 0.7%
Intel Corp.	240,789	8,865,851

Enterprise Software/Service — 1.2%
Oracle Corp.	344,552	13,819,981

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	227,626	9,387,296

Finance-Other Services — 0.1%
CME Group, Inc.	12,338	1,493,885

Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	180,692	8,001,042

Insurance Brokers — 1.8%
Aon PLC	83,995	9,466,237
Marsh & McLennan Cos., Inc.	87,852	5,975,693
Willis Towers Watson PLC	51,093	6,393,267

		21,835,197

Insurance-Multi-line — 0.5%
Voya Financial, Inc.	153,473	6,172,684

Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	110,285	10,549,863

Medical Instruments — 0.8%
Medtronic PLC	117,497	8,932,122

Medical Products — 0.7%
Baxter International, Inc.	163,518	7,834,147

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	37,712	5,908,716

Medical-Drugs — 4.2%
Eli Lilly & Co.	66,542	5,125,730
Merck & Co., Inc.	263,634	16,342,671
Novartis AG	110,790	8,111,501
Pfizer, Inc.	387,501	12,295,407
Sanofi	90,480	7,275,672

		49,150,981

Medical-HMO — 0.5%
Anthem, Inc.	35,542	5,478,444

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	46,904	3,515,924

Multimedia — 0.5%
Time Warner, Inc.	65,395	6,333,506

Networking Products — 1.1%
Cisco Systems, Inc.	406,167	12,477,450

Oil Companies-Exploration & Production — 4.5%
Apache Corp.	281,892	16,862,779
Canadian Natural Resources, Ltd.	396,216	11,978,588
Devon Energy Corp.	385,443	17,553,074
Occidental Petroleum Corp.	105,583	7,155,360

		53,549,801

223

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Oil Companies-Integrated — 2.5%
Exxon Mobil Corp.	76,267	$6,398,039
Royal Dutch Shell PLC, Class A	554,114	14,969,686
TOTAL SA	161,943	8,156,981

		29,524,706

Oil-Field Services — 1.2%
Baker Hughes, Inc.	229,367	14,468,470

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	70,568	4,860,724

Retail-Building Products — 0.5%
Kingfisher PLC	1,362,114	5,760,916

Retail-Drug Store — 1.3%
Walgreens Boots Alliance, Inc.	192,955	15,810,733

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	184,965	9,882,680

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	192,245	6,584,391

Telecommunication Equipment — 0.8%
Juniper Networks, Inc.	333,930	8,942,645

Telephone-Integrated — 0.6%
Orange SA	111,830	1,729,320
Verizon Communications, Inc.	104,471	5,120,124

		6,849,444

Television — 0.2%
CBS Corp., Class B	38,778	2,500,793

Tobacco — 0.7%
Philip Morris International, Inc.	82,027	7,885,256

Transport-Rail — 0.7%
CSX Corp.	180,667	8,381,142

Total Common Stocks (cost $641,192,009)		739,999,580

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	400	54,100

Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15% due 10/15/2037	40,900	2,341,525

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	39,800

Total Convertible Preferred Securities (cost $2,554,671)		2,435,425

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85% (cost $30,000)	1,200	31,164

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(1)	$200,000	200,250
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(1)	155,000	159,503

Total Preferred Securities/Capital Securities (cost $355,000)		359,753

Security Description	Principal Amount	Value (Note 3)
CONVERTIBLE BONDS & NOTES — 6.1%
Applications Software — 0.4%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	$3,201,000	$3,701,156
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	781,000	725,842

		4,426,998

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 1.75% due 09/30/2046*	2,371,000	2,659,966

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026*	3,375,000	3,942,422

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	2,363,000	2,559,424

Computers-Memory Devices — 0.2%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,073,257

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	226,325

Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025	2,034,000	2,754,799
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	3,485,000	3,565,591
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	2,372,000	2,495,047

		8,815,437

Finance-Credit Card — 0.3%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022*	2,895,000	2,905,856

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	837,000	843,278

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	2,807,000	4,308,745
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	497,000	506,319
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	1,312,000	2,065,580

		6,880,644

224

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
CONVERTIBLE BONDS & NOTES (continued)
Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	$2,832,000	$3,835,590

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,108,000	1,017,975
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,108,000	986,813

		2,004,788

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021*	1,978,000	2,603,542

Medical Products — 0.3%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020	3,684,000	3,999,442

Medical-Biomedical/Gene — 0.3%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,877,540
Medicines Co. Senior Notes 2.75% due 07/15/2023*	929,000	933,064

		3,810,604

Multimedia — 0.0%
Liberty Media Corp. Senior Notes 1.00% due 01/30/2023*	440,000	446,875

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024*	868,000	875,595

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026*	778,000	829,056

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	858,013

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	640,000	726,800

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	523,000	515,155

Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes Series B 1.25% due 05/15/2018	160,000	302,400

Security Description	Principal Amount	Value (Note 3)
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	$224,000	$313,040
Finisar Corp. Senior Notes 0.50% due 12/15/2036*	855,000	860,878
Viavi Solutions, Inc. Senior Notes 0.63% due 08/15/2033	5,717,000	6,042,155

		7,216,073

Television — 0.7%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	6,890,806
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046*	1,673,000	1,788,019

		8,678,825

Total Convertible Bonds & Notes (cost $67,293,592)		72,036,365

U.S. CORPORATE BONDS & NOTES — 8.3%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	216,591
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	32,366

		248,957

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	29,998

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	53,124	53,256
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	56,539	57,317

		110,573

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	112,986

Auto-Cars/Light Trucks — 0.4%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	405,800
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	841,508
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	219,737

225

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co., LLC Senior Notes 1.72% due 12/06/2017	$2,200,000	$2,198,614
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	368,572
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	322,377

		4,356,608

Banks-Commercial — 0.1%
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,448,286

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	786,708

Banks-Super Regional — 0.1%
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	731,165
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	259,674
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	202,430
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	170,283

		1,363,552

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	558,235
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	342,574
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	596,685
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	685,937
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	337,361
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	261,707

		2,782,499

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,750

Security Description	Principal Amount	Value (Note 3)
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	$845,000	$883,477
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	105,386
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	248,865

		1,237,728

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	850,000	905,570

Chemicals-Diversified — 0.2%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,760,589

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	144,444

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,089

Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	123,540
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	763,730
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	235,985

		1,123,255

Consulting Services — 0.0%
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	95,000	100,287

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	81,544

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,888,048
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	796,167
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,488,781

226

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	$20,000	$21,439
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	38,149
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,501
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,316,374
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	725,585
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	142,401
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	250,975
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	126,085
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,006,220
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	214,341

		8,050,066

Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 1.50% due 11/02/2017	1,795,000	1,795,515

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	19,986

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	197,757

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	2,100,000	2,102,661

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,600,000	1,602,086

		3,704,747

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,259,542

Security Description	Principal Amount	Value (Note 3)
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	$1,430,000	$1,395,646
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	77,071

		1,472,717

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	54,538
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	362,050

		416,588

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,279
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	174,000	171,614

		206,893

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,311,877
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,143,925
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	168,390

		2,624,192

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	66,608
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	250,000	249,965

		316,573

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Company Guar. Notes 6.63% due 08/15/2022	1,915,000	2,032,294

Food-Misc./Diversified — 0.2%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	120,766
Kellogg Co. Senior Notes 1.75% due 05/17/2017	960,000	962,047
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/2017	550,000	551,923

		1,634,736

227

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/01/2046	$300,000	$338,897

Insurance-Life/Health — 0.4%
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,464,310
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,005,852
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	154,875
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	27,345
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/2017	1,170,000	1,213,178
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	357,874

		4,223,434

Insurance-Multi-line — 0.1%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	662,073
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	233,480
Farmers Exchange Capital III FRS Sub. Notes 5.45% due 10/15/2054*	130,000	125,777

		1,021,330

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,629,669
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,596,834
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	775,000	781,518
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	2,155,000	2,158,877

		6,166,898

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,811

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	2,104,000	2,246,933

Security Description	Principal Amount	Value (Note 3)
Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	$1,915,000	$1,932,358

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.75% due 03/24/2017	300,000	300,324

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,480
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	175,820
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	60,665
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	15,995

		281,960

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	101,125
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	42,657
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,300,000	2,301,750

		2,445,532

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	44,688
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	240,854

		285,542

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,490
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	107,868
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	183,970

		302,328

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	168,202
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	201,232

228

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	$5,000	$4,865

		374,299

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	354,000	354,854

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	75,268

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,500,000	1,499,667

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	83,776

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	54,312

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	252,000	270,886
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	417,269
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	134,979
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	142,167
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	20,809
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,299,873

		2,285,983

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	267,821
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,051

		282,872

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	85,240

Security Description	Principal Amount	Value (Note 3)
Pipelines — 0.3%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	$200,000	$197,971
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	64,486
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,618
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	28,717
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,349,369
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	96,719
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	65,251
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	43,410
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	67,748

		2,969,289

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	1,560,000	1,569,914
Apollo Management Holdings LP Company Guar. Notes 4.40% due 05/27/2026*	1,375,000	1,390,720
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	1,200,000	1,157,333

		4,117,967

Real Estate Investment Trusts — 0.8%
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,250,000	2,299,849
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,170,000	2,153,434
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,323,498
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	102,490
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	201,310
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	380,704
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,631,765

229

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	$115,000	$115,323
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	200,703
Spirit Realty LP Company Guar. Notes 4.45% due 09/15/2026*	381,000	365,222
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,688

		8,779,986

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,929

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	54,091

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,562,828
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,551

		1,584,379

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	729,465

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	39,639
Wal-Mart Stores, Inc. Senior Notes 5.52% due 06/01/2018	295,000	298,862

		338,501

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	40,106
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	41,687	47,011
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	410,000	409,208
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	95,943
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	69,288

		661,556

Security Description	Principal Amount	Value (Note 3)
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	$100,000	$91,332

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	50,703

Special Purpose Entities — 0.2%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	274,468
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	1,900,000	1,921,696

		2,196,164

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	171,767

Storage/Warehousing — 0.1%
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	476,142

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	113,365
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	61,222
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	500,000	511,249
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	95,894
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,387,665
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	216,556
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	27,612
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	175,671
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	42,898
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	48,156
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	39,159	38,651

230

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	$1,016,000	$959,391

		3,678,330

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	70,040
Philip Morris International, Inc. Senior Notes 1.63% due 03/20/2017	950,000	950,988
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,562
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,298

		1,073,888

Transport-Equipment & Leasing — 0.4%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	260,000	263,250
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,979,000	1,964,458
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,440,717

		4,668,425

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	45,970
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	50,631
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	33,533

		130,134

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	781,000	768,107
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	26,806
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	48,279
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	180,361

		1,023,553

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	29,000	29,701

Total U.S. Corporate Bonds & Notes (cost $98,139,134)		97,937,949

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES — 2.1%
Airlines — 0.0%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	$122,661	$128,181

Banks-Commercial — 0.9%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	648,116
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	878,652
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,700,000	1,644,541
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	530,836
National Australia Bank, Ltd. Senior Notes 2.80% due 01/10/2022	2,195,000	2,198,409
National Australia Bank, Ltd. Senior Notes 3.50% due 01/10/2027*	2,610,000	2,612,004
Nordea Bank AB Senior Notes 2.25% due 05/27/2021*	1,250,000	1,233,163
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	385,055
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	250,078

		10,380,854

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	29,798
Vodafone Group PLC Senior Notes 1.63% due 03/20/2017	200,000	200,153

		229,951

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	72,328

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	111,694
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	112,000	101,024

		212,718

Diversified Banking Institutions — 0.4%
Barclays PLC Senior Notes 4.34% due 01/10/2028	1,250,000	1,248,426

231

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	$2,200,000	$2,162,657
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	311,564
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	102,419
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,010,659

		4,835,725

Medical-Drugs — 0.3%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,260,000	2,262,554
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	450,000	420,897
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	313,000	264,112

		2,947,563

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 1.85% due 03/01/2017	171,000	171,125
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	199,618
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	381,611
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	525,000	524,916
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	65,000	65,121
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	200,000	202,554

		1,544,945

Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	274,000	281,795
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	1,942,870
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	52,970

		2,277,635

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	588,000	635,575

Security Description	Principal Amount	Value (Note 3)
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	$125,000	$124,206

Telephone-Integrated — 0.0%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	200,010
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	234,552

		434,562

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	726,950

Total Foreign Corporate Bonds & Notes (cost $24,724,934)		24,551,193

FOREIGN CONVERTIBLE BONDS & NOTES — 1.0%
E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022*	2,490,000	2,452,650

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021*	845,000	1,122,266

Medical-Drugs — 0.3%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,185,877

Oil & Gas Drilling — 0.2%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024*	1,592,000	1,739,260

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	2,918,211

Total Foreign Convertible Bonds & Notes (cost $11,130,565)		11,418,264

U.S. GOVERNMENT TREASURIES — 12.0%
United States Treasury Bonds — 0.8%
2.25% due 08/15/2046	9,770,000	8,217,488
4.50% due 02/15/2036	400,000	505,407

		8,722,895

United States Treasury Notes — 11.2%
0.50% due 04/30/2017	13,100,000	13,099,974
0.63% due 04/30/2018	850,000	846,248
1.13% due 01/31/2019	40,855,000	40,789,550
1.25% due 01/31/2019	600,000	600,351
1.38% due 01/15/2020	14,635,000	14,598,983
1.88% due 01/31/2022	47,803,600	47,727,019
2.00% due 11/15/2026	9,895,600	9,509,444

232

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 01/31/2024	$5,615,600	$5,616,695

		132,788,264

Total U.S. Government Treasuries (cost $141,484,015)		141,511,159

Total Long-Term Investment Securities (cost $986,903,920)		1,090,280,852

SHORT-TERM INVESTMENT SECURITIES — 7.5%
U.S. Corporate Notes — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 1.60% due 06/30/2017	306,000	306,198

Time Deposits — 7.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017	89,036,000	89,036,000

Total Short-Term Investment Securities (cost $89,341,960)		89,342,198

TOTAL INVESTMENTS (cost $1,076,245,880)(2)	99.7%	1,179,623,050
Other assets less liabilities	0.3	3,488,800

NET ASSETS	100.0%	$1,183,111,850

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $60,563,694 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

233

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	3,249,300	USD	2,450,980	02/24/2017	$—	$(11,986)
	CAD	6,117,070	USD	4,687,697	02/24/2017	—	(14,245)
	CHF	2,995,396	USD	3,000,768	02/24/2017	—	(29,538)
	EUR	6,573,413	USD	7,049,854	02/24/2017	—	(51,824)
	GBP	8,163,583	USD	10,119,088	02/24/2017	—	(154,554)

						—	(262,147)

State Street Bank and Trust Company	AUD	3,249,625	USD	2,450,578	02/24/2017	—	(12,634)
	CAD	6,117,091	USD	4,688,450	02/24/2017	—	(13,508)
	CHF	2,995,573	USD	3,000,539	02/24/2017	—	(29,945)
	EUR	6,573,419	USD	7,050,189	02/24/2017	—	(51,496)
	GBP	8,163,587	USD	10,119,296	02/24/2017	—	(154,350)

						—	(261,933)

Net Unrealized Appreciation/(Depreciation)						$—	$(524,080)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$739,999,580	$—	$—	$739,999,580
Convertible Preferred Securities	2,435,425	—	—	2,435,425
Preferred Securities	31,164	—	—	31,164
Preferred Securities/Capital Securities	—	359,753	—	359,753
Convertible Bonds & Notes	—	72,036,365	—	72,036,365
U.S. Corporate Bonds & Notes	—	97,937,949	—	97,937,949
Foreign Corporate Bonds & Notes	—	24,551,193	—	24,551,193
Foreign Convertible Bonds & Notes	—	11,418,264	—	11,418,264
U.S. Government Treasuries	—	141,511,159	—	141,511,159
Short-Term Investment Securities	—	89,342,198	—	89,342,198

Total Investments at Value	$742,466,169	$437,156,881	$—	$1,179,623,050

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$524,080	$—	$524,080

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $40,243,161 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial of Investments

234

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — January 31, 2017 (unaudited)

Industry Allocation*

Electric-Integrated	36.9%
Pipelines	10.9
Independent Power Producers	7.3
U.S. Government Agencies	6.9
Gas-Distribution	6.1
Telephone-Integrated	5.8
Cable/Satellite TV	4.3
Electric-Distribution	3.8
Electric-Generation	3.6
Real Estate Investment Trusts	3.3
Oil Companies-Exploration & Production	2.8
Internet Connectivity Services	2.0
Energy-Alternate Sources	1.9
Cellular Telecom	1.7
Building-Heavy Construction	0.8
Non-Hazardous Waste Disposal	0.6
Water	0.6
Telecom Services	0.4
Satellite Telecom	0.2

99.9%

*	Calculated as a percentage of net assets

235

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 80.8%
Building-Heavy Construction — 0.8%
SBA Communications Corp.†	3,198	$336,621

Cable/Satellite TV — 4.3%
Charter Communications, Inc., Class A†	2,438	789,790
Comcast Corp., Class A	11,391	859,109
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	48,044	270,157

		1,919,056

Cellular Telecom — 1.7%
Advanced Info Service PCL	48,400	219,938
Mobile TeleSystems PJSC ADR	30,747	321,921
Vodafone Group PLC	93,806	229,348

		771,207

Electric-Distribution — 3.8%
Infraestructura Energetica Nova SAB de CV	22,004	97,076
PPL Corp.	45,825	1,596,543

		1,693,619

Electric-Generation — 3.6%
EDP Renovaveis SA	219,570	1,408,644
Engie Brasil Energia SA	18,800	213,589

		1,622,233

Electric-Integrated — 30.6%
AES Corp.	61,688	705,711
Ameren Corp.	8,238	433,731
American Electric Power Co., Inc.	15,558	996,645
Avangrid, Inc.	10,689	414,733
Cia Paranaense de Energia, Class B (preference shares)	11,100	113,251
Dominion Resources, Inc.	3,797	289,635
DTE Energy Co.	5,233	516,183
Edison International	6,559	478,020
EDP - Energias de Portugal SA	280,834	814,895
Emera, Inc.	1,271	44,384
Enel SpA	265,888	1,109,069
Enersis Chile SA ADR	8,607	41,486
Engie SA	17,961	214,538
Exelon Corp.	47,134	1,691,168
Great Plains Energy, Inc.	4,847	133,535
Iberdrola SA	81,965	516,199
Iberdrola SA Interim†	1,821	11,471
NextEra Energy, Inc.	17,573	2,174,132
NorthWestern Corp.	2,627	150,028
PG&E Corp.	23,308	1,442,532
Public Service Enterprise Group, Inc.	8,602	380,638
RWE AG†	20,083	265,683
SSE PLC	30,195	565,601
Transmissora Alianca de Energia Eletrica SA	13,300	90,577
WEC Energy Group, Inc.	745	43,992
Xcel Energy, Inc.	1,059	43,758

		13,681,595

Energy-Alternate Sources — 1.9%
China Longyuan Power Group Corp. Ltd.(1)	330,000	270,864
Innogy SE†*	16,929	579,039

		849,903

Security Description	Shares	Value (Note 3)
Gas-Distribution — 6.1%
China Resources Gas Group, Ltd.(1)	166,000	$527,779
Sempra Energy	21,709	2,222,785

		2,750,564

Independent Power Producers — 6.6%
Calpine Corp.†	82,629	975,022
Dynegy, Inc.†	57,339	547,588
NRG Energy, Inc.	52,552	869,210
NRG Yield, Inc., Class A	18,725	304,281
NRG Yield, Inc., Class C	16,506	279,777

		2,975,878

Internet Connectivity Services — 2.0%
Com Hem Holding AB	85,592	895,834

Non-Hazardous Waste Disposal — 0.6%
Covanta Holding Corp.	17,886	287,965

Pipelines — 10.9%
Cheniere Energy, Inc.†	20,396	971,869
Enbridge, Inc.	30,471	1,297,286
Kinder Morgan, Inc.	10,239	228,739
SemGroup Corp., Class A	4,907	194,808
Tallgrass Energy GP LP	10,479	282,619
TransCanada Corp.	28,510	1,345,037
Williams Cos., Inc.	18,728	540,115

		4,860,473

Real Estate Investment Trusts — 1.9%
American Tower Corp.	8,167	845,284

Satellite Telecom — 0.2%
Cellnex Telecom SAU*	6,034	85,720

Telecom Services — 0.4%
XL Axiata Tbk PT†	863,750	188,243

Telephone-Integrated — 4.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	140,105	244,563
BT Group PLC	65,466	250,239
Hellenic Telecommunications Organization SA	33,580	305,584
KDDI Corp.	11,200	300,558
Koninklijke KPN NV	111,386	320,323
Orange SA	23,103	357,261
TDC A/S†	52,179	274,588
Telefonica Brasil SA ADR	6,387	94,400

		2,147,516

Water — 0.6%
Suez	16,326	247,263

Total Common Stocks (cost $35,162,294)		36,158,974

CONVERTIBLE PREFERRED SECURITIES — 12.2%
Electric-Integrated — 6.3%
Dominion Resources, Inc. 6.38%	5,321	269,402
Dominion Resources, Inc. Series A 6.75%	5,292	268,569
Exelon Corp. 6.50%	22,941	1,137,185
Great Plains Energy, Inc. 7.00%	8,986	460,353
NextEra Energy, Inc. 6.12%	7,680	384,538
NextEra Energy, Inc. 6.37	4,661	274,626

		2,794,673

236

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
CONVERTIBLE PREFERRED SECURITIES (continued)
Independent Power Producers — 0.7%
Dynegy, Inc. Series A 5.38%	5,906	$203,225
Dynegy, Inc. 7.00%	1,932	129,792

		333,017

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp. 7.50%	29,024	1,259,351

Real Estate Investment Trusts — 1.4%
American Tower Corp. Series A 5.25%	4,129	421,199
American Tower Corp. 5.50%	2,102	211,945

		633,144

Telephone-Integrated — 1.0%
Frontier Communications Corp. Series A 11.13%	6,032	441,000

Total Convertible Preferred Securities (cost $5,810,697)		5,461,185

Total Long-Term Investment Securities (cost $40,972,991)		41,620,159

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 6.9%
U.S. Government Agencies — 6.9%
Federal Home Loan Bank Disc. Notes 0.41% due 02/01/2017	$872,000	$872,000
Federal Home Loan Bank Disc. Notes 0.46% due 02/01/2017	2,216,000	2,216,000

Total Short-Term Investment Securities (cost $3,088,000)		3,088,000

TOTAL INVESTMENTS (cost $44,060,991)(2)	99.9%	44,708,159
Other assets less liabilities	0.1	36,808

NET ASSETS —	100.0%	$44,744,967

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $664,759 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $798,643 representing 1.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

237

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	24,958	EUR	23,551	03/10/2017	$504	$—
	USD	14,934	GBP	12,242	03/10/2017	477	—

						981	—

BNP Paribas SA	CAD	16,326	USD	12,274	03/10/2017	—	(277)
	EUR	114,476	USD	121,919	03/10/2017	—	(1,840)

						—	(2,117)

Citibank N.A.	EUR	2,428,708	USD	2,614,278	03/10/2017	—	(11,384)

Goldman Sachs International	CAD	2,872	USD	2,171	03/10/2017	—	(37)
	EUR	347,005	USD	375,644	03/10/2017	498	—
	USD	37,319	EUR	35,666	03/10/2017	1,240	—

						1,738	(37)

HSBC Bank USA, N.A.	EUR	73,963	USD	80,079	03/10/2017	118	—

JPMorgan Chase Bank	CAD	232,232	USD	177,983	03/10/2017	—	(551)
	EUR	19,609	USD	20,708	03/10/2017	—	(491)
	EUR	939,828	USD	1,004,911	04/18/2017	—	(13,170)
	USD	51,632	EUR	48,389	03/10/2017	680	—
	USD	12,140	GBP	9,847	03/10/2017	257	—

						937	(14,212)

Merrill Lynch International	CAD	1,914,181	USD	1,444,572	03/10/2017	—	(27,001)
	EUR	34,830	USD	37,273	03/10/2017	—	(382)
	GBP	580,020	USD	736,771	03/10/2017	6,574	—

						6,574	(27,383)

Morgan Stanley and Co., Inc.	EUR	19,461	USD	20,392	03/10/2017	—	(647)
	GBP	2,396	USD	2,932	03/10/2017	—	(83)
	USD	5,295	EUR	4,920	03/10/2017	24	—

						24	(730)

Net Unrealized Appreciation (Depreciation)						$10,372	$(55,863)

CAD — Canadian Dollar

EUR  — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (See Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$35,360,331	$798,643	**	$—	$36,158,974
Convertible Preferred Securities	5,461,185	—		—	5,461,185
Short-Term Investment Securities	—	3,088,000		—	3,088,000

Total Investments at Value	$40,821,516	$3,886,643		$—	$44,708,159

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$10,372		$—	$10,372

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$55,863		$—	$55,863

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 3).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,752,302 were transferred from Level 2 to Level 1 due to foreign equity securities whose value were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

238

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	6.4%
Medical-Drugs	4.9
Diversified Banking Institutions	3.9
Computers	3.2
Applications Software	2.9
Oil Companies-Integrated	2.6
Real Estate Investment Trusts	2.6
Banks-Super Regional	2.5
Electric-Integrated	2.5
Web Portals/ISP	2.4
Diversified Manufacturing Operations	2.4
Telephone-Integrated	2.2
Electronic Components-Semiconductors	2.2
Medical-Biomedical/Gene	2.2
Oil Companies-Exploration & Production	1.9
Internet Content-Entertainment	1.7
E-Commerce/Products	1.7
Finance-Credit Card	1.7
Beverages-Non-alcoholic	1.6
Tobacco	1.6
Aerospace/Defense	1.5
Cosmetics & Toiletries	1.5
Medical-HMO	1.5
Insurance-Reinsurance	1.5
Multimedia	1.4
Computer Services	1.4
Repurchase Agreements	1.3
Insurance-Multi-line	1.2
Cable/Satellite TV	1.2
Retail-Discount	1.2
Retail-Building Products	1.1
Retail-Restaurants	1.1
Food-Misc./Diversified	1.0
Chemicals-Diversified	1.0
Oil-Field Services	0.9
Commercial Services-Finance	0.9
Medical Instruments	0.9
Diagnostic Equipment	0.9
Transport-Rail	0.8
Networking Products	0.7
Retail-Drug Store	0.7
Medical Products	0.7
Transport-Services	0.7
Enterprise Software/Service	0.6
Insurance-Life/Health	0.6
Airlines	0.6
Semiconductor Components-Integrated Circuits	0.6
Investment Management/Advisor Services	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Pipelines	0.5
Instruments-Controls	0.5
Oil Refining & Marketing	0.5
Auto-Cars/Light Trucks	0.5
E-Commerce/Services	0.5
Insurance Brokers	0.4
Banks-Commercial	0.4
Finance-Other Services	0.4
Retail-Apparel/Shoe	0.4
Data Processing/Management	0.3
Retail-Auto Parts	0.3

Athletic Footwear	0.3%
Medical-Wholesale Drug Distribution	0.3
Semiconductor Equipment	0.3
Agricultural Chemicals	0.3
Insurance-Property/Casualty	0.3
Industrial Gases	0.3
Commercial Services	0.3
Finance-Investment Banker/Broker	0.3
Consumer Products-Misc.	0.3
Electronic Forms	0.3
Machinery-Construction & Mining	0.3
Retail-Major Department Stores	0.3
Entertainment Software	0.2
Electric Products-Misc.	0.2
Electronic Connectors	0.2
Computers-Memory Devices	0.2
Apparel Manufacturers	0.2
Gas-Distribution	0.2
Pharmacy Services	0.2
Food-Retail	0.2
Medical-Hospitals	0.2
Non-Hazardous Waste Disposal	0.2
Building Products-Air & Heating	0.2
Cruise Lines	0.2
Distribution/Wholesale	0.2
Electronic Measurement Instruments	0.2
Hotels/Motels	0.2
Beverages-Wine/Spirits	0.2
Finance-Consumer Loans	0.2
Building Products-Cement	0.2
Machinery-Farming	0.1
Electronic Components-Misc.	0.1
Food-Confectionery	0.1
Television	0.1
Advertising Agencies	0.1
Tools-Hand Held	0.1
Medical-Generic Drugs	0.1
Food-Meat Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Medical Labs & Testing Services	0.1
Food-Wholesale/Distribution	0.1
Agricultural Operations	0.1
Building-Residential/Commercial	0.1
Coatings/Paint	0.1
Internet Security	0.1
Electric-Distribution	0.1
Auto-Heavy Duty Trucks	0.1
Paper & Related Products	0.1
Home Decoration Products	0.1
Containers-Paper/Plastic	0.1
Engines-Internal Combustion	0.1
Metal-Copper	0.1
Chemicals-Specialty	0.1
Machinery-General Industrial	0.1
Gold Mining	0.1
Industrial Automated/Robotic	0.1
Steel-Producers	0.1
Toys	0.1
Brewery	0.1
Broadcast Services/Program	0.1
Disposable Medical Products	0.1

239

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Telecom Services	0.1%
Instruments-Scientific	0.1
Dental Supplies & Equipment	0.1
Medical Information Systems	0.1
Retail-Automobile	0.1
Retail-Regional Department Stores	0.1
Retail-Perfume & Cosmetics	0.1
Computer Aided Design	0.1
Machinery-Pumps	0.1
Engineering/R&D Services	0.1
Oil Field Machinery & Equipment	0.1
Retail-Jewelry	0.1
Textile-Home Furnishings	0.1
Wireless Equipment	0.1
Containers-Metal/Glass	0.1
Oil & Gas Drilling	0.1
Appliances	0.1
Water	0.1
Vitamins & Nutrition Products	0.1
Consulting Services	0.1
X-Ray Equipment	0.1
Retail-Consumer Electronics	0.1
Computer Software	0.1
Soap & Cleaning Preparation	0.1
Building Products-Wood	0.1
Rental Auto/Equipment	0.1
Telecommunication Equipment	0.1

99.8%

*	Calculated as a percentage of net assets

240

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 92.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	31,894	$750,466
Omnicom Group, Inc.	18,950	1,623,067

		2,373,533

Aerospace/Defense — 1.5%
Arconic, Inc.	35,226	802,800
Boeing Co.	46,110	7,535,296
General Dynamics Corp.	22,996	4,164,116
Lockheed Martin Corp.	20,242	5,087,422
Northrop Grumman Corp.	14,160	3,243,773
Raytheon Co.	23,591	3,400,879
Rockwell Collins, Inc.	10,465	949,803
TransDigm Group, Inc.	4,029	871,876

		26,055,965

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	9,984	1,025,457
L3 Technologies, Inc.	6,211	985,623
United Technologies Corp.	61,519	6,746,789

		8,757,869

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	18,728	660,911
Monsanto Co.	35,186	3,810,995
Mosaic Co.	28,137	882,658

		5,354,564

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	46,226	2,045,963

Airlines — 0.6%
Alaska Air Group, Inc.	9,903	929,100
American Airlines Group, Inc.	41,624	1,841,862
Delta Air Lines, Inc.	59,159	2,794,671
Southwest Airlines Co.	49,455	2,586,991
United Continental Holdings, Inc.†	23,196	1,634,622

		9,787,246

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,363	719,907
Michael Kors Holdings, Ltd.†	13,195	564,878
Ralph Lauren Corp.	4,524	400,057
Under Armour, Inc., Class A†	14,761	317,214
Under Armour, Inc., Class C†	14,844	285,301
VF Corp.	26,589	1,368,802

		3,656,159

Appliances — 0.1%
Whirlpool Corp.	6,034	1,055,286

Applications Software — 2.9%
Citrix Systems, Inc.†	12,530	1,142,611
Intuit, Inc.	19,589	2,322,864
Microsoft Corp.	624,645	40,383,299
Red Hat, Inc.†	14,428	1,094,797
salesforce.com, Inc.†	51,283	4,056,485

		49,000,056

Athletic Footwear — 0.3%
NIKE, Inc., Class B	107,344	5,678,498

Audio/Video Products — 0.0%
Harman International Industries, Inc.	5,601	622,607

Security Description	Shares	Value (Note 3)

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	313,542	$3,875,379
General Motors Co.	111,439	4,079,782

		7,955,161

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	28,161	1,895,517

Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	16,084	656,710
Delphi Automotive PLC	21,758	1,524,365

		2,181,075

Banks-Commercial — 0.4%
BB&T Corp.	65,187	3,010,987
M&T Bank Corp.	12,456	2,024,972
Regions Financial Corp.	98,892	1,425,034
Zions Bancorporation	16,366	690,482

		7,151,475

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	84,943	3,799,500
Citizens Financial Group, Inc.	41,122	1,487,383
Northern Trust Corp.	17,099	1,418,533
State Street Corp.	29,129	2,219,630

		8,925,046

Banks-Super Regional — 2.5%
Capital One Financial Corp.	38,746	3,386,013
Comerica, Inc.	13,839	934,548
Fifth Third Bancorp	60,703	1,584,348
Huntington Bancshares, Inc.	87,148	1,179,112
KeyCorp	86,821	1,560,173
PNC Financial Services Group, Inc.	39,084	4,708,059
SunTrust Banks, Inc.	39,429	2,240,356
US Bancorp	128,353	6,757,785
Wells Fargo & Co.	363,127	20,454,944

		42,805,338

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	311,839	12,963,147
Dr Pepper Snapple Group, Inc.	14,759	1,346,021
Monster Beverage Corp.†	32,568	1,387,397
PepsiCo, Inc.	115,217	11,957,220

		27,653,785

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	14,653	668,177
Constellation Brands, Inc., Class A	14,277	2,138,123

		2,806,300

Brewery — 0.1%
Molson Coors Brewing Co., Class B	14,805	1,428,979

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	12,206	346,040
Discovery Communications, Inc., Class C†	17,721	491,049
Scripps Networks Interactive, Inc., Class A	7,653	582,852

		1,419,941

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,396	683,391

241

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	75,253	$3,309,627

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	5,099	1,170,730
Vulcan Materials Co.	10,629	1,364,020

		2,534,750

Building Products-Wood — 0.1%
Masco Corp.	26,375	869,056

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	27,263	815,436
Lennar Corp., Class A	15,786	704,845
PulteGroup, Inc.	23,913	514,369

		2,034,650

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	17,395	5,635,110
Comcast Corp., Class A	191,473	14,440,894

		20,076,004

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	6,375	646,616

Chemicals-Diversified — 1.0%
Dow Chemical Co.	90,088	5,371,948
E.I. du Pont de Nemours & Co.	69,840	5,272,920
Eastman Chemical Co.	11,789	913,648
FMC Corp.	10,752	646,840
LyondellBasell Industries NV, Class A	26,846	2,503,926
PPG Industries, Inc.	21,208	2,121,012

		16,830,294

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,036	837,095
International Flavors & Fragrances, Inc.	6,381	747,917

		1,585,012

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,494	1,972,942

Commercial Services — 0.3%
Cintas Corp.	6,913	802,668
Ecolab, Inc.	21,080	2,532,340
Nielsen Holdings PLC	26,992	1,104,243
Quanta Services, Inc.†	12,147	435,956

		4,875,207

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	36,246	3,660,484
Equifax, Inc.	9,621	1,128,351
Global Payments, Inc.	12,347	954,176
H&R Block, Inc.	17,601	377,717
Moody’s Corp.	13,363	1,385,342
PayPal Holdings, Inc.†	90,152	3,586,247
S&P Global, Inc.	20,815	2,501,547
Total System Services, Inc.	13,291	673,588
Western Union Co.	38,952	762,680

		15,030,132

Computer Aided Design — 0.1%
Autodesk, Inc.†	15,734	1,279,804

Computer Services — 1.4%
Accenture PLC, Class A	49,833	5,674,484
Cognizant Technology Solutions Corp., Class A†	48,740	2,563,236

Security Description	Shares	Value (Note 3)

Computer Services (continued)
CSRA, Inc.	11,685	$362,469
Hewlett Packard Enterprise Co.	133,841	3,035,514
International Business Machines Corp.	69,513	12,131,409
Teradata Corp.†	10,436	306,401

		24,073,513

Computer Software — 0.1%
Akamai Technologies, Inc.†	13,922	954,910

Computers — 3.2%
Apple, Inc.	428,379	51,983,792
HP, Inc.	137,446	2,068,562

		54,052,354

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,123	847,753
Seagate Technology PLC	23,661	1,068,294
Western Digital Corp.	22,934	1,828,528

		3,744,575

Consulting Services — 0.1%
Verisk Analytics, Inc.†	12,511	1,033,909

Consumer Products-Misc. — 0.3%
Clorox Co.	10,343	1,241,160
Kimberly-Clark Corp.	28,773	3,485,273

		4,726,433

Containers-Metal/Glass — 0.1%
Ball Corp.	14,043	1,070,919

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	15,530	753,205
WestRock Co.	20,173	1,076,431

		1,829,636

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	71,407	4,611,464
Coty, Inc., Class A	37,773	725,242
Estee Lauder Cos., Inc., Class A	17,857	1,450,167
Procter & Gamble Co.	214,980	18,832,248

		25,619,121

Cruise Lines — 0.2%
Carnival Corp.	33,687	1,865,586
Royal Caribbean Cruises, Ltd.	13,446	1,258,949

		3,124,535

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,955	362,342
Fidelity National Information Services, Inc.	26,369	2,094,226
Fiserv, Inc.†	17,438	1,873,364
Paychex, Inc.	25,858	1,558,979

		5,888,911

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	18,548	1,051,672
Patterson Cos., Inc.	6,694	278,537

		1,330,209

Diagnostic Equipment — 0.9%
Abbott Laboratories	138,267	5,775,412
Danaher Corp.	48,901	4,103,772
Thermo Fisher Scientific, Inc.	31,735	4,836,097

		14,715,281

242

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Dialysis Centers — 0.0%
DaVita, Inc.†	12,687	$808,796

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,907	1,401,908

Distribution/Wholesale — 0.2%
Fastenal Co.	23,220	1,153,569
LKQ Corp.†	24,704	788,305
WW Grainger, Inc.	4,403	1,112,066

		3,053,940

Diversified Banking Institutions — 3.9%
Bank of America Corp.	811,804	18,379,242
Citigroup, Inc.	228,937	12,781,553
Goldman Sachs Group, Inc.	29,710	6,813,097
JPMorgan Chase & Co.	287,465	24,328,163
Morgan Stanley	115,851	4,922,509

		67,224,564

Diversified Manufacturing Operations — 2.4%
3M Co.	48,320	8,447,302
Dover Corp.	12,480	970,320
Eaton Corp. PLC	36,288	2,568,465
General Electric Co.	710,688	21,107,434
Illinois Tool Works, Inc.	25,379	3,228,209
Ingersoll-Rand PLC	20,753	1,646,750
Parker-Hannifin Corp.	10,717	1,576,792
Pentair PLC	13,432	787,518
Textron, Inc.	21,708	1,028,308

		41,361,098

Diversified Operations — 0.0%
Leucadia National Corp.	26,031	620,839

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	31,684	26,091,140
eBay, Inc.†	83,524	2,658,569

		28,749,709

E-Commerce/Services — 0.5%
Expedia, Inc.	9,702	1,179,666
Priceline Group, Inc.†	3,964	6,243,815
TripAdvisor, Inc.†	9,182	485,728

		7,909,209

Electric Products-Misc. — 0.2%
AMETEK, Inc.	18,592	950,051
Emerson Electric Co.	51,638	3,029,085

		3,979,136

Electric-Distribution — 0.1%
PPL Corp.	54,599	1,902,229

Electric-Integrated — 2.5%
AES Corp.	52,956	605,817
Alliant Energy Corp.	18,277	688,129
Ameren Corp.	19,492	1,026,254
American Electric Power Co., Inc.	39,502	2,530,498
CMS Energy Corp.	22,422	955,177
Consolidated Edison, Inc.	24,481	1,820,162
Dominion Resources, Inc.	50,351	3,840,774
DTE Energy Co.	14,415	1,421,896
Duke Energy Corp.	55,347	4,346,953
Edison International	26,175	1,907,634
Entergy Corp.	14,391	1,030,971
Eversource Energy	25,483	1,409,720

Security Description	Shares	Value (Note 3)

Electric-Integrated (continued)
Exelon Corp.	74,172	$2,661,291
FirstEnergy Corp.	34,203	1,037,035
NextEra Energy, Inc.	37,539	4,644,325
PG&E Corp.	40,624	2,514,219
Pinnacle West Capital Corp.	8,942	694,168
Public Service Enterprise Group, Inc.	40,642	1,798,409
SCANA Corp.	11,481	788,745
Southern Co.	78,730	3,891,624
WEC Energy Group, Inc.	25,356	1,497,272
Xcel Energy, Inc.	40,807	1,686,145

		42,797,218

Electronic Components-Misc. — 0.1%
Corning, Inc.	76,418	2,024,313
Garmin, Ltd.	9,235	445,958

		2,470,271

Electronic Components-Semiconductors — 2.2%
Broadcom, Ltd.	31,920	6,368,040
Intel Corp.	380,715	14,017,927
Microchip Technology, Inc.	17,354	1,168,792
Micron Technology, Inc.†	83,674	2,017,380
NVIDIA Corp.	43,301	4,727,603
Qorvo, Inc.†	10,261	658,859
Skyworks Solutions, Inc.	14,928	1,369,495
Texas Instruments, Inc.	80,295	6,065,484
Xilinx, Inc.	20,286	1,180,645

		37,574,225

Electronic Connectors — 0.2%
Amphenol Corp., Class A	24,782	1,672,537
TE Connectivity, Ltd.	28,547	2,122,470

		3,795,007

Electronic Forms — 0.3%
Adobe Systems, Inc.†	39,945	4,528,964

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	26,060	1,276,158
FLIR Systems, Inc.	10,936	386,369
Fortive Corp.	24,165	1,336,566

		2,999,093

Electronic Security Devices — 0.0%
Allegion PLC	7,704	505,922

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	6,261	195,281

Engineering/R&D Services — 0.1%
Fluor Corp.	11,187	620,878
Jacobs Engineering Group, Inc.†	9,701	567,994

		1,188,872

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,386	1,820,866

Enterprise Software/Service — 0.6%
CA, Inc.	25,176	787,254
Oracle Corp.	240,774	9,657,445

		10,444,699

Entertainment Software — 0.2%
Activision Blizzard, Inc.	54,931	2,208,776
Electronic Arts, Inc.†	24,242	2,022,510

		4,231,286

243

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Finance-Consumer Loans — 0.2%
Navient Corp.	24,350	$366,224
Synchrony Financial	62,999	2,256,624

		2,622,848

Finance-Credit Card — 1.7%
Alliance Data Systems Corp.	4,640	1,059,683
American Express Co.	61,764	4,717,534
Discover Financial Services	31,685	2,195,137
MasterCard, Inc., Class A	76,468	8,130,843
Visa, Inc., Class A	150,035	12,409,395

		28,512,592

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	96,915	3,996,775
E*TRADE Financial Corp.†	21,992	823,600

		4,820,375

Finance-Other Services — 0.4%
CME Group, Inc.	27,262	3,300,883
Intercontinental Exchange, Inc.	47,855	2,792,818
Nasdaq, Inc.	9,158	646,005

		6,739,706

Food-Confectionery — 0.1%
Hershey Co.	11,205	1,181,791
J.M. Smucker Co.	9,354	1,270,741

		2,452,532

Food-Meat Products — 0.1%
Hormel Foods Corp.	21,682	787,057
Tyson Foods, Inc., Class A	23,342	1,465,644

		2,252,701

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	15,565	968,610
Conagra Brands, Inc.	33,410	1,305,997
General Mills, Inc.	47,510	2,968,425
Kellogg Co.	20,297	1,475,795
Kraft Heinz Co.	47,918	4,278,598
McCormick & Co., Inc.	9,203	879,347
Mondelez International, Inc., Class A	124,073	5,493,952

		17,370,724

Food-Retail — 0.2%
Kroger Co.	75,852	2,575,934
Whole Foods Market, Inc.	25,580	773,028

		3,348,962

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,423	2,120,591

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	34,599	906,840
NiSource, Inc.	25,928	580,009
Sempra Energy	20,089	2,056,913

		3,543,762

Gold Mining — 0.1%
Newmont Mining Corp.	42,639	1,546,943

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	6,835	527,252

Home Decoration Products — 0.1%
Newell Brands, Inc.	38,754	1,834,227

Security Description	Shares	Value (Note 3)
Home Furnishings — 0.0%
Leggett & Platt, Inc.	10,739	$512,465

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	25,723	2,176,166
Wyndham Worldwide Corp.	8,658	684,501

		2,860,667

Human Resources — 0.0%
Robert Half International, Inc.	10,354	487,259

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,341	419,140

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,302	1,524,593

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	17,463	2,440,629
Praxair, Inc.	22,927	2,715,474

		5,156,103

Instruments-Controls — 0.5%
Honeywell International, Inc.	61,226	7,244,260
Mettler-Toledo International, Inc.†	2,108	899,336

		8,143,596

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	8,800	468,072
Waters Corp.†	6,473	916,900

		1,384,972

Insurance Brokers — 0.4%
Aon PLC	21,136	2,382,027
Arthur J. Gallagher & Co.	14,295	769,500
Marsh & McLennan Cos., Inc.	41,421	2,817,456
Willis Towers Watson PLC	10,327	1,292,218

		7,261,201

Insurance-Life/Health — 0.6%
Aflac, Inc.	32,785	2,294,622
Lincoln National Corp.	18,362	1,239,619
Principal Financial Group, Inc.	21,493	1,227,035
Prudential Financial, Inc.	34,545	3,631,025
Torchmark Corp.	8,865	651,932
Unum Group	18,648	847,179

		9,891,412

Insurance-Multi-line — 1.2%
Allstate Corp.	29,584	2,225,013
American International Group, Inc.(1)	78,391	5,037,406
Assurant, Inc.	4,580	444,855
Chubb, Ltd.	37,384	4,915,622
Cincinnati Financial Corp.	12,044	850,065
Hartford Financial Services Group, Inc.	30,346	1,478,154
Loews Corp.	22,198	1,033,983
MetLife, Inc.	88,301	4,804,457

		20,789,555

Insurance-Property/Casualty — 0.3%
Progressive Corp.	46,619	1,745,415
Travelers Cos., Inc.	22,820	2,687,740
XL Group, Ltd.	21,615	812,076

		5,245,231

Insurance-Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	152,548	25,039,229

244

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	188,054	$24,507,197
Netflix, Inc.†	34,476	4,851,118

		29,358,315

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,247	703,255

Internet Security — 0.1%
Symantec Corp.	50,083	1,379,787
VeriSign, Inc.†	7,309	586,255

		1,966,042

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	4,404	670,994
Ameriprise Financial, Inc.	12,697	1,425,492
BlackRock, Inc.	9,765	3,651,915
Franklin Resources, Inc.	27,874	1,107,713
Invesco, Ltd.	32,820	949,154
T. Rowe Price Group, Inc.	19,557	1,318,924

		9,124,192

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3,542	734,009

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	47,003	4,496,307

Machinery-Farming — 0.1%
Deere & Co.	23,239	2,487,735

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,149	1,563,386

Machinery-Pumps — 0.1%
Flowserve Corp.	10,480	515,197
Xylem, Inc.	14,412	710,656

		1,225,853

Medical Information Systems — 0.1%
Cerner Corp.†	24,274	1,303,757

Medical Instruments — 0.9%
Boston Scientific Corp.†	109,392	2,631,972
Edwards Lifesciences Corp.†	17,177	1,653,114
Intuitive Surgical, Inc.†	3,113	2,156,344
Medtronic PLC	110,306	8,385,462

		14,826,892

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	8,275	1,110,588
Quest Diagnostics, Inc.	11,138	1,023,805

		2,134,393

Medical Products — 0.7%
Baxter International, Inc.	39,327	1,884,156
Becton Dickinson and Co.	17,057	3,024,035
Cooper Cos., Inc.	3,916	722,933
Henry Schein, Inc.†	6,466	1,033,655
Stryker Corp.	24,968	3,084,297
Varian Medical Systems, Inc.†	7,504	582,686
Zimmer Biomet Holdings, Inc.	16,091	1,904,048

		12,235,810

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	18,015	2,354,200
Amgen, Inc.	59,764	9,363,823
Biogen, Inc.†	17,479	4,845,878
Celgene Corp.†	62,277	7,233,474

Security Description	Shares	Value (Note 3)

Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc.	105,840	$7,668,108
Illumina, Inc.†	11,801	1,889,340
Regeneron Pharmaceuticals, Inc.†	6,073	2,181,968
Vertex Pharmaceuticals, Inc.†	19,926	1,711,046

		37,247,837

Medical-Drugs — 4.9%
AbbVie, Inc.	130,555	7,978,216
Allergan PLC†	30,133	6,595,812
Bristol-Myers Squibb Co.	134,261	6,600,271
Eli Lilly & Co.	78,045	6,011,806
Endo International PLC†	15,936	195,057
Johnson & Johnson	218,558	24,751,694
Mallinckrodt PLC†	8,504	414,400
Merck & Co., Inc.	221,499	13,730,723
Pfizer, Inc.	487,510	15,468,692
Zoetis, Inc.	39,673	2,179,635

		83,926,306

Medical-Generic Drugs — 0.1%
Mylan NV†	36,970	1,406,708
Perrigo Co. PLC	11,518	877,096

		2,283,804

Medical-HMO — 1.5%
Aetna, Inc.	28,190	3,343,616
Anthem, Inc.	21,163	3,262,065
Centene Corp.†	13,729	868,634
Cigna Corp.	20,626	3,015,934
Humana, Inc.	11,978	2,377,633
UnitedHealth Group, Inc.	76,466	12,395,138

		25,263,020

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	9,425	640,900
HCA Holdings, Inc.†	23,479	1,884,894
Universal Health Services, Inc., Class B	7,204	811,387

		3,337,181

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	13,438	1,172,869
Cardinal Health, Inc.	25,713	1,927,447
McKesson Corp.	18,163	2,527,381

		5,627,697

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	100,642	1,675,689

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,201	810,025

Multimedia — 1.4%
Time Warner, Inc.	61,950	5,999,858
Twenty-First Century Fox, Inc., Class A	85,061	2,669,214
Twenty-First Century Fox, Inc., Class B	39,132	1,213,483
Viacom, Inc., Class B	27,907	1,176,001
Walt Disney Co.	117,624	13,015,096

		24,073,652

Networking Products — 0.7%
Cisco Systems, Inc.	403,270	12,388,454

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,572	1,065,661
Waste Management, Inc.	32,668	2,270,426

		3,336,087

245

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	14,923	$237,574
Xerox Corp.	68,413	474,102

		711,676

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,149	522,020

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	8,691	618,451
Transocean, Ltd.†	31,274	436,898

		1,055,349

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	44,900	3,121,897
Apache Corp.	30,482	1,823,433
Cabot Oil & Gas Corp.	37,369	802,686
Chesapeake Energy Corp.†	59,883	386,245
Cimarex Energy Co.	7,629	1,031,517
Concho Resources, Inc.†	11,733	1,636,049
ConocoPhillips	99,539	4,853,522
Devon Energy Corp.	42,064	1,915,595
EOG Resources, Inc.	46,311	4,704,271
EQT Corp.	13,879	841,484
Hess Corp.	21,423	1,160,698
Marathon Oil Corp.	68,062	1,140,038
Newfield Exploration Co.†	15,846	635,108
Noble Energy, Inc.	34,439	1,369,295
Occidental Petroleum Corp.	61,392	4,160,536
Pioneer Natural Resources Co.	13,635	2,457,436
Range Resources Corp.	15,090	488,011
Southwestern Energy Co.†	39,428	355,246

		32,883,067

Oil Companies-Integrated — 2.6%
Chevron Corp.	151,657	16,887,007
Exxon Mobil Corp.	333,131	27,946,359
Murphy Oil Corp.	13,004	375,946

		45,209,312

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	30,342	1,147,231

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	42,403	2,037,464
Phillips 66	35,567	2,902,978
Tesoro Corp.	9,389	759,101
Valero Energy Corp.	36,366	2,391,428

		8,090,971

Oil-Field Services — 0.9%
Baker Hughes, Inc.	33,966	2,142,575
Halliburton Co.	69,447	3,928,617
Schlumberger, Ltd.	111,773	9,356,518
TechnipFMC PLC†	18,132	609,598

		16,037,308

Paper & Related Products — 0.1%
International Paper Co.	33,035	1,869,781

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	49,537	3,412,109

Pipelines — 0.5%
Kinder Morgan, Inc.	154,233	3,445,565
ONEOK, Inc.	16,913	932,075

Security Description	Shares	Value (Note 3)

Pipelines (continued)
Spectra Energy Corp.	56,358	$2,347,311
Williams Cos., Inc.	54,891	1,583,057

		8,308,008

Publishing-Newspapers — 0.0%
News Corp., Class A	30,683	377,094
News Corp., Class B	9,623	121,731

		498,825

Real Estate Investment Trusts — 2.6%
American Tower Corp.	34,198	3,539,493
Apartment Investment & Management Co., Class A	12,604	555,458
AvalonBay Communities, Inc.	11,032	1,911,956
Boston Properties, Inc.	12,354	1,617,139
Crown Castle International Corp.	28,970	2,544,435
Digital Realty Trust, Inc.	12,769	1,374,327
Equinix, Inc.	5,734	2,207,475
Equity Residential	29,376	1,785,180
Essex Property Trust, Inc.	5,263	1,180,491
Extra Space Storage, Inc.	10,107	728,209
Federal Realty Investment Trust	5,767	809,860
GGP, Inc.	46,911	1,165,269
HCP, Inc.	37,564	1,138,940
Host Hotels & Resorts, Inc.	59,438	1,074,045
Iron Mountain, Inc.	19,683	704,651
Kimco Realty Corp.	34,145	849,869
Macerich Co.	9,699	666,224
Mid-America Apartment Communities, Inc.	9,120	865,944
Prologis, Inc.	42,467	2,074,513
Public Storage	11,983	2,576,345
Realty Income Corp.	20,775	1,238,813
Simon Property Group, Inc.	25,244	4,639,090
SL Green Realty Corp.	8,140	887,016
UDR, Inc.	21,470	750,377
Ventas, Inc.	28,448	1,754,388
Vornado Realty Trust	13,816	1,468,779
Welltower, Inc.	29,125	1,930,988
Weyerhaeuser Co.	60,097	1,882,839

		43,922,113

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	24,115	732,131

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	6,766	855,967

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	22,524	841,271
Foot Locker, Inc.	10,870	745,030
Gap, Inc.	17,625	405,904
L Brands, Inc.	19,297	1,161,872
PVH Corp.	6,368	597,382
Ross Stores, Inc.	31,860	2,106,265
Urban Outfitters, Inc.†	7,097	188,354

		6,046,078

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,917	971,808
AutoZone, Inc.†	2,319	1,681,228
Genuine Parts Co.	11,949	1,156,783
O’Reilly Automotive, Inc.†	7,589	1,990,367

		5,800,186

246

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Automobile — 0.1%
AutoNation, Inc.†	5,276	$280,261
CarMax, Inc.†	15,290	1,019,996

		1,300,257

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	12,218	492,996

Retail-Building Products — 1.1%
Home Depot, Inc.	97,863	13,463,992
Lowe’s Cos., Inc.	69,880	5,106,830

		18,570,822

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	21,934	976,502

Retail-Discount — 1.2%
Costco Wholesale Corp.	35,117	5,757,432
Dollar General Corp.	20,419	1,507,331
Dollar Tree, Inc.†	18,965	1,463,908
Target Corp.	45,125	2,909,660
Wal-Mart Stores, Inc.	120,976	8,073,938

		19,712,269

Retail-Drug Store — 0.7%
CVS Health Corp.	85,674	6,751,968
Walgreens Boots Alliance, Inc.	68,751	5,633,457

		12,385,425

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,544	776,776

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,590	434,176
Tiffany & Co.	8,599	676,913

		1,111,089

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,330	412,573
TJX Cos., Inc.	52,371	3,923,635

		4,336,208

Retail-Office Supplies — 0.0%
Staples, Inc.	52,263	480,820

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,710	1,282,439

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,177	564,670
Macy’s, Inc.	24,556	725,384

		1,290,054

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,326	980,269
Darden Restaurants, Inc.	9,888	724,593
McDonald’s Corp.	66,715	8,177,258
Starbucks Corp.	116,922	6,456,433
Yum! Brands, Inc.	28,010	1,835,495

		18,174,048

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	20,972	679,283

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	25,016	469,050

Security Description	Shares	Value (Note 3)

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	24,757	$1,855,290
Linear Technology Corp.	19,310	1,219,040
QUALCOMM, Inc.	118,648	6,339,363

		9,413,693

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	86,835	2,974,099
KLA-Tencor Corp.	12,558	1,068,811
Lam Research Corp.	13,081	1,502,484

		5,545,394

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,775	939,446

Steel-Producers — 0.1%
Nucor Corp.	25,586	1,486,291

Telecom Services — 0.1%
Level 3 Communications, Inc.†	23,422	1,392,672

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	30,554	818,236

Telephone-Integrated — 2.2%
AT&T, Inc.	493,347	20,799,510
CenturyLink, Inc.	43,919	1,135,745
Frontier Communications Corp.	94,237	328,887
Verizon Communications, Inc.	327,503	16,050,922

		38,315,064

Television — 0.1%
CBS Corp., Class B	31,490	2,030,790
TEGNA, Inc.	17,226	394,648

		2,425,438

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,064	1,093,014

Tobacco — 1.6%
Altria Group, Inc.	156,678	11,152,340
Philip Morris International, Inc.	124,630	11,980,682
Reynolds American, Inc.	66,435	3,994,736

		27,127,758

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,662	846,293
Stanley Black & Decker, Inc.	12,106	1,501,144

		2,347,437

Toys — 0.1%
Hasbro, Inc.	9,023	744,488
Mattel, Inc.	27,479	720,224

		1,464,712

Transport-Rail — 0.8%
CSX Corp.	75,248	3,490,755
Kansas City Southern	8,643	742,520
Norfolk Southern Corp.	23,454	2,754,907
Union Pacific Corp.	66,206	7,056,235

		14,044,417

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,376	865,259
Expeditors International of Washington, Inc.	14,491	754,691
FedEx Corp.	19,642	3,714,499
Ryder System, Inc.	4,295	333,292
United Parcel Service, Inc., Class B	55,381	6,043,728

		11,711,469

247

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,030	$696,532

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	14,840	1,045,626

Water — 0.1%
American Water Works Co., Inc.	14,300	1,050,192

Web Portals/ISP — 2.4%
Alphabet, Inc., Class A†	23,787	19,509,860
Alphabet, Inc., Class C†	23,842	18,997,067
Yahoo!, Inc.†	70,519	3,107,772

		41,614,699

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,333	1,076,106

X-Ray Equipment — 0.1%
Hologic, Inc.†	22,351	905,886
Varex Imaging Corp.†	3,002	86,296

		992,182

Total Common Stocks (cost $1,274,581,665)		1,574,344,170

EXCHANGE-TRADED FUNDS — 6.4%
iShares Core S&P 500 ETF	341,200	78,110,916
SPDR S&P 500 ETF Trust, Series 1	139,480	31,735,885

Security Description	Principal Amount	Value (Note 3)
Total Exchange-Traded Funds (cost $102,855,113)		$109,846,801

Total Long-Term Investment Securities (cost $1,377,436,778)		1,684,190,971

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $22,286,019 and collateralized by $25,260,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $22,732,434 (cost $22,286,000)	$22,286,000	22,286,000

TOTAL INVESTMENTS (cost $1,399,722,778)(2)	99.8%	1,706,476,971
Other assets less liabilities	0.2	3,111,875

NET ASSETS	100.0%	$1,709,588,846

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 9).
(2)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	March 2017	$29,829,897	$29,909,675	$79,778

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,574,344,170	$—	$—	$1,574,344,170
Exchanged-Traded Funds	109,846,801	—	—	109,846,801
Repurchase Agreements	—	22,286,000	—	22,286,000

Total Investments at Value	$1,684,190,971	$22,286,000	$—	$1,706,476,971

Other Financial Instruments:+
Futures Contracts	$79,778	$—	$—	$79,778

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

248

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Banks-Super Regional	8.2%
Medical-Drugs	7.9
Oil Companies-Integrated	4.8
Insurance-Multi-line	4.8
Oil Companies-Exploration & Production	4.0
Electric-Integrated	3.4
Investment Management/Advisor Services	3.3
Diversified Manufacturing Operations	3.2
Diversified Banking Institutions	3.0
Real Estate Investment Trusts	2.9
Tobacco	2.6
Banks-Commercial	2.4
Insurance-Property/Casualty	2.3
Computers	2.1
Beverages-Non-alcoholic	2.0
Finance-Other Services	2.0
Applications Software	2.0
Instruments-Controls	1.9
Retail-Building Products	1.7
Transport-Rail	1.7
Semiconductor Components-Integrated Circuits	1.7
Electronic Components-Semiconductors	1.5
Telephone-Integrated	1.5
Chemicals-Diversified	1.5
Food-Misc./Diversified	1.5
Aerospace/Defense	1.4
Non-Hazardous Waste Disposal	1.3
Retail-Auto Parts	1.1
Oil-Field Services	1.1
Insurance-Life/Health	1.1
Time Deposits	1.1
Commercial Services-Finance	1.0
Banks-Fiduciary	1.0
Medical Products	0.9
Consumer Products-Misc.	0.9
Semiconductor Equipment	0.9
Tools-Hand Held	0.8
Oil Refining & Marketing	0.8
Retail-Apparel/Shoe	0.8
Data Processing/Management	0.8
Cable/Satellite TV	0.8
Finance-Credit Card	0.8
Diagnostic Equipment	0.8
Multimedia	0.7
Industrial Gases	0.7
Brewery	0.6
Retail-Consumer Electronics	0.6
Apparel Manufacturers	0.6
Insurance Brokers	0.6
Gas-Distribution	0.5
Computer Services	0.5
Coatings/Paint	0.5
Retail-Jewelry	0.5
Hotels/Motels	0.5
Medical-Biomedical/Gene	0.4
Transport-Services	0.4
Theaters	0.4
Chemicals-Specialty	0.3
Cosmetics & Toiletries	0.3

Insurance-Reinsurance	0.3%
Containers-Paper/Plastic	0.3

100.0%

*	Calculated as a percentage of net assets

249

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.9%
Aerospace/Defense — 1.4%
General Dynamics Corp.	88,059	$15,945,724

Apparel Manufacturers — 0.6%
VF Corp.	128,189	6,599,170

Applications Software — 2.0%
Microsoft Corp.	349,364	22,586,383

Banks-Commercial — 2.4%
BB&T Corp.	344,593	15,916,751
Cullen/Frost Bankers, Inc.	72,667	6,496,430
M&T Bank Corp.	32,311	5,252,799

		27,665,980

Banks-Fiduciary — 1.0%
Northern Trust Corp.	136,401	11,315,827

Banks-Super Regional — 8.2%
Capital One Financial Corp.	138,201	12,077,385
PNC Financial Services Group, Inc.	238,834	28,769,944
US Bancorp	269,958	14,213,289
Wells Fargo & Co.	683,721	38,514,004

		93,574,622

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	140,801	5,853,098
Dr Pepper Snapple Group, Inc.	105,266	9,600,259
PepsiCo, Inc.	75,914	7,878,355

		23,331,712

Brewery — 0.6%
Molson Coors Brewing Co., Class B	74,517	7,192,381

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	123,364	9,304,113

Chemicals-Diversified — 1.5%
E.I. du Pont de Nemours & Co.	100,176	7,563,288
PPG Industries, Inc.	97,152	9,716,172

		17,279,460

Chemicals-Specialty — 0.3%
International Flavors & Fragrances, Inc.	26,249	3,076,645

Coatings/Paint — 0.5%
RPM International, Inc.	104,841	5,478,991

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	88,331	8,920,548
S&P Global, Inc.	24,695	2,967,845

		11,888,393

Computer Services — 0.5%
Accenture PLC, Class A	50,291	5,726,636

Computers — 2.1%
Apple, Inc.	193,829	23,521,149

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	88,850	10,762,400

Containers-Paper/Plastic — 0.3%
WestRock Co.	54,977	2,933,573

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	34,057	2,983,393

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	117,322	9,317,713

Security Description	Shares	Value (Note 3)
Diagnostic Equipment — 0.8%
Abbott Laboratories	206,494	$8,625,254

Diversified Banking Institutions — 3.0%
Bank of America Corp.	1,491,363	33,764,458

Diversified Manufacturing Operations — 3.2%
3M Co.	54,861	9,590,800
Dover Corp.	110,156	8,564,629
Illinois Tool Works, Inc.	147,037	18,703,106

		36,858,535

Electric-Integrated — 3.4%
CMS Energy Corp.	204,710	8,720,646
DTE Energy Co.	18,486	1,823,459
Edison International	134,371	9,792,959
NextEra Energy, Inc.	68,158	8,432,508
Xcel Energy, Inc.	247,232	10,215,626

		38,985,198

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	232,909	17,593,946

Finance-Credit Card — 0.8%
Discover Financial Services	129,891	8,998,848

Finance-Other Services — 2.0%
CME Group, Inc.	190,403	23,053,995

Food-Misc./Diversified — 1.5%
Kraft Heinz Co.	67,060	5,987,787
Mondelez International, Inc., Class A	241,156	10,678,388

		16,666,175

Gas-Distribution — 0.5%
NiSource, Inc.	259,319	5,800,966

Hotels/Motels — 0.5%
Wyndham Worldwide Corp.	66,546	5,261,127

Industrial Gases — 0.7%
Praxair, Inc.	63,886	7,566,658

Instruments-Controls — 1.9%
Honeywell International, Inc.	179,144	21,196,318

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	118,174	6,361,306

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	118,936	12,501,363

Insurance-Multi-line — 4.8%
Chubb, Ltd.	72,394	9,519,087
Cincinnati Financial Corp.	70,679	4,988,524
Hartford Financial Services Group, Inc.	370,224	18,033,611
MetLife, Inc.	399,235	21,722,376

		54,263,598

Insurance-Property/Casualty — 2.3%
Progressive Corp.	124,814	4,673,036
Travelers Cos., Inc.	181,268	21,349,745

		26,022,781

Insurance-Reinsurance — 0.3%
Validus Holdings, Ltd.	51,675	2,945,475

Investment Management/Advisor Services — 3.3%
Ameriprise Financial, Inc.	39,856	4,474,633
BlackRock, Inc.	61,521	23,007,624

250

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
T. Rowe Price Group, Inc.	143,467	$9,675,414

		37,157,671

Medical Products — 0.9%
Becton Dickinson and Co.	61,292	10,866,459

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc.	68,084	4,932,686

Medical-Drugs — 7.9%
AbbVie, Inc.	32,260	1,971,409
Bristol-Myers Squibb Co.	190,459	9,362,965
Eli Lilly & Co.	115,710	8,913,141
Johnson & Johnson	240,769	27,267,089
Merck & Co., Inc.	358,215	22,205,748
Pfizer, Inc.	648,999	20,592,738

		90,313,090

Multimedia — 0.7%
Time Warner, Inc.	79,505	7,700,059

Non-Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	260,441	14,944,105

Oil Companies-Exploration & Production — 4.0%
ConocoPhillips	474,271	23,125,454
Occidental Petroleum Corp.	330,396	22,390,937

		45,516,391

Oil Companies-Integrated — 4.8%
Chevron Corp.	240,063	26,731,015
Exxon Mobil Corp.	331,981	27,849,886

		54,580,901

Oil Refining & Marketing — 0.8%
Valero Energy Corp.	142,021	9,339,301

Oil-Field Services — 1.1%
Schlumberger, Ltd.	152,142	12,735,807

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc.	29,869	3,310,083
AvalonBay Communities, Inc.	52,608	9,117,492
Boston Properties, Inc.	36,058	4,719,992
HCP, Inc.	134,111	4,066,246
Simon Property Group, Inc.	64,856	11,918,587

		33,132,400

Retail-Apparel/Shoe — 0.8%
L Brands, Inc.	155,077	9,337,186

Retail-Auto Parts — 1.1%
Genuine Parts Co.	135,488	13,116,593

Retail-Building Products — 1.7%
Home Depot, Inc.	140,469	19,325,725

Security Description	Shares	Value (Note 3)
Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	153,148	$6,818,149

Retail-Jewelry — 0.5%
Tiffany & Co.	68,003	5,353,196

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	151,417	11,347,190
QUALCOMM, Inc.	142,394	7,608,111

		18,955,301

Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	116,311	9,899,229

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	356,174	17,456,088

Theaters — 0.4%
Cinemark Holdings, Inc.	105,015	4,463,138

Tobacco — 2.6%
Altria Group, Inc.	235,468	16,760,612
Philip Morris International, Inc.	63,700	6,123,481
Reynolds American, Inc.	103,275	6,209,926

		29,094,019

Tools-Hand Held — 0.8%
Snap-on, Inc.	15,453	2,805,183
Stanley Black & Decker, Inc.	55,672	6,903,328

		9,708,511

Transport-Rail — 1.7%
Norfolk Southern Corp.	75,321	8,847,205
Union Pacific Corp.	97,795	10,422,991

		19,270,196

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	42,173	4,602,339

Total Long-Term Investment Securities (cost $944,612,933)		1,125,568,806

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $12,293,000)	12,293,000	12,293,000

TOTAL INVESTMENTS (cost $956,905,933)(1)	100.0%	1,137,861,806
Liabilities in excess of other assets	(0.0)	(502,551)

NET ASSETS	100.0%	$1,137,359,255

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,125,568,806	$—	$—	$1,125,568,806
Short-Term Investment Securities	—	12,293,000	—	12,293,000

Total Investments at Value	$1,125,568,806	$12,293,000	$—	$1,137,861,806

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

251

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Computers	5.7%
Web Portals/ISP	4.7
Food-Misc./Diversified	4.5
Oil Companies-Integrated	4.1
Medical-Drugs	4.0
Cable/Satellite TV	3.7
Diversified Manufacturing Operations	3.2
Diversified Banking Institutions	3.0
Finance-Credit Card	3.0
Insurance-Reinsurance	2.8
Banks-Super Regional	2.7
Beverages-Non-alcoholic	2.6
Finance-Other Services	2.3
Internet Content-Entertainment	2.1
Transport-Rail	2.1
Electric-Integrated	2.1
Commercial Services-Finance	2.0
Tobacco	2.0
Medical-HMO	1.9
Telephone-Integrated	1.9
Retail-Restaurants	1.9
Computer Services	1.8
Repurchase Agreements	1.7
Pharmacy Services	1.7
Chemicals-Diversified	1.5
Banks-Fiduciary	1.5
Insurance-Multi-line	1.4
Retail-Building Products	1.4
Machinery-Farming	1.4
Insurance-Property/Casualty	1.3
Pipelines	1.2
Retail-Auto Parts	1.2
Real Estate Investment Trusts	1.2
Networking Products	1.2
Medical Instruments	1.2
Medical Products	1.2
Computers-Memory Devices	1.1
Medical-Biomedical/Gene	1.1
Building Products-Air & Heating	1.1
Gas-Distribution	1.0
Aerospace/Defense	1.0
Appliances	1.0
Semiconductor Equipment	1.0
Oil Companies-Exploration & Production	1.0
Commercial Services	1.0
Aerospace/Defense-Equipment	0.9
Non-Hazardous Waste Disposal	0.9
Building Products-Cement	0.7
Electronic Measurement Instruments	0.7
Medical-Generic Drugs	0.7
E-Commerce/Products	0.7
Insurance Brokers	0.7
Auto/Truck Parts & Equipment-Original	0.7
Medical Information Systems	0.6
Semiconductor Components-Integrated Circuits	0.6
Oil Refining & Marketing	0.5

100.2%

*	Calculated as a percentage of net assets

252

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.5%
Aerospace/Defense — 1.0%
Lockheed Martin Corp.	15,848	$3,983,078

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	33,351	3,657,604

Appliances — 1.0%
Whirlpool Corp.	22,610	3,954,263

Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC†	9,907	628,996
Delphi Automotive PLC	28,370	1,987,602

		2,616,598

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	133,998	5,993,730

Banks-Super Regional — 2.7%
SunTrust Banks, Inc.	97,680	5,550,178
US Bancorp	102,740	5,409,261

		10,959,439

Beverages-Non-alcoholic — 2.6%
PepsiCo, Inc.	99,259	10,301,099

Building Products-Air & Heating — 1.1%
Johnson Controls International PLC	99,117	4,359,166

Building Products-Cement — 0.7%
Vulcan Materials Co.	23,125	2,967,631

Cable/Satellite TV — 3.7%
Comcast Corp., Class A	196,931	14,852,536

Chemicals-Diversified — 1.5%
E.I. du Pont de Nemours & Co.	37,540	2,834,270
PPG Industries, Inc.	31,715	3,171,817

		6,006,087

Commercial Services — 1.0%
Nielsen Holdings PLC	93,001	3,804,671

Commercial Services-Finance — 2.0%
PayPal Holdings, Inc.†	125,719	5,001,102
S&P Global, Inc.	25,420	3,054,975

		8,056,077

Computer Services — 1.8%
Amdocs, Ltd.	110,545	6,490,097
Conduent, Inc.†	39,376	589,065

		7,079,162

Computers — 5.7%
Apple, Inc.	187,756	22,784,191

Computers-Memory Devices — 1.1%
Western Digital Corp.	57,148	4,556,410

Diversified Banking Institutions — 3.0%
Citigroup, Inc.	217,960	12,168,707

Diversified Manufacturing Operations — 3.2%
General Electric Co.	430,751	12,793,305

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	3,437	2,830,301

Electric-Integrated — 2.1%
PG&E Corp.	134,815	8,343,700

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	58,270	2,853,482

Security Description	Shares	Value (Note 3)
Finance-Credit Card — 3.0%
American Express Co.	75,600	$5,774,328
Discover Financial Services	87,579	6,067,473

		11,841,801

Finance-Other Services — 2.3%
CME Group, Inc.	77,339	9,364,206

Food-Misc./Diversified — 4.5%
Kraft Heinz Co.	95,912	8,563,982
Mondelez International, Inc., Class A	211,003	9,343,213

		17,907,195

Gas-Distribution — 1.0%
National Grid PLC	349,950	4,084,077

Insurance Brokers — 0.7%
Marsh & McLennan Cos., Inc.	40,044	2,723,793

Insurance-Multi-line — 1.4%
MetLife, Inc.	102,080	5,554,173

Insurance-Property/Casualty — 1.3%
Progressive Corp.	142,940	5,351,674

Insurance-Reinsurance — 2.8%
Berkshire Hathaway, Inc., Class B†	68,555	11,252,618

Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	65,388	8,521,364

Machinery-Farming — 1.4%
Deere & Co.	50,870	5,445,633

Medical Information Systems — 0.6%
Cerner Corp.†	47,150	2,532,426

Medical Instruments — 1.2%
Boston Scientific Corp.†	196,066	4,717,348

Medical Products — 1.2%
Stryker Corp.	37,670	4,653,375

Medical-Biomedical/Gene — 1.1%
Celgene Corp.†	37,610	4,368,401

Medical-Drugs — 4.0%
Johnson & Johnson	60,006	6,795,680
Merck & Co., Inc.	128,625	7,973,464
Valeant Pharmaceuticals International, Inc.†	96,480	1,329,494

		16,098,638

Medical-Generic Drugs — 0.7%
Mylan NV†	74,563	2,837,122

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	47,721	7,735,574

Networking Products — 1.2%
Cisco Systems, Inc.	156,080	4,794,778

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	17,470	1,002,429
Waste Connections, Inc.	31,274	2,511,302

		3,513,731

Oil Companies-Exploration & Production — 1.0%
Noble Energy, Inc.	96,831	3,850,000

Oil Companies-Integrated — 4.1%
Chevron Corp.	95,798	10,667,107
Suncor Energy, Inc.	187,102	5,807,646

		16,474,753

253

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	74,177	$2,148,908

Pharmacy Services — 1.7%
Express Scripts Holding Co.†	100,374	6,913,761

Pipelines — 1.2%
Magellan Midstream Partners LP	62,286	4,984,748

Real Estate Investment Trusts — 1.2%
Mid-America Apartment Communities, Inc.	31,200	2,962,440
Simon Property Group, Inc.	10,858	1,995,375

		4,957,815

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	6,865	4,976,988

Retail-Building Products — 1.4%
Lowe’s Cos., Inc.	74,570	5,449,576

Retail-Restaurants — 1.9%
McDonald’s Corp.	62,040	7,604,243

Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	49,270	2,191,530

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	113,376	3,883,128

Telephone-Integrated — 1.9%
Verizon Communications, Inc.	155,835	7,637,473

Tobacco — 2.0%
Philip Morris International, Inc.	83,740	8,049,926

Security Description	Shares/ Principal Amount	Value (Note 3)

Transport-Rail — 2.1%
Canadian National Railway Co.	51,750	$3,597,660
Canadian Pacific Railway, Ltd.	32,290	4,880,311

		8,477,971

Web Portals/ISP — 4.7%
Alphabet, Inc., Class C†	23,807	18,969,179

Total Long-Term Investment Securities (cost $346,529,571)		394,789,163

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $6,958,006 and collateralized by $6,940,000 of United States Treasury Notes, bearing interest at 3.13%, due 08/15/2044 and having an approximate value of $7,102,014 (cost $6,958,000)	$6,958,000	6,958,000

TOTAL INVESTMENTS (cost $353,487,571)(1)	100.2%	401,747,163
Liabilities in excess of other assets	(0.2)	(765,129)

NET ASSETS	100.0%	$400,982,034

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$394,789,163	$—	$—	$394,789,163
Repurchase Agreements	—	6,958,000	—	6,958,000

Total Investments at Value	$394,789,163	$6,958,000	$—	$401,747,163

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

254

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	11.0%
Medical-Drugs	9.0
Oil Companies-Integrated	6.4
Banks-Super Regional	6.0
Computers	5.6
Multimedia	3.8
Electric-Integrated	3.2
Retail-Discount	2.4
Electronic Components-Semiconductors	2.3
Aerospace/Defense	2.3
Telephone-Integrated	2.2
Medical-Biomedical/Gene	2.1
Enterprise Software/Service	2.1
Insurance-Multi-line	2.0
Exchange-Traded Funds	2.0
Computer Services	1.9
Chemicals-Diversified	1.8
Networking Products	1.8
Insurance-Life/Health	1.7
Insurance-Property/Casualty	1.7
Investment Management/Advisor Services	1.6
Aerospace/Defense-Equipment	1.5
Banks-Fiduciary	1.4
Airlines	1.4
Finance-Credit Card	1.4
Medical-HMO	1.3
Oil Refining & Marketing	1.2
Instruments-Controls	1.0
Transport-Rail	1.0
Banks-Commercial	1.0
Diversified Manufacturing Operations	1.0
Electronic Components-Misc.	0.7
Auto-Cars/Light Trucks	0.6
Agricultural Operations	0.5
Cruise Lines	0.5
Finance-Consumer Loans	0.5
Insurance-Reinsurance	0.4
Pharmacy Services	0.4
Electric Products-Misc.	0.4
Transport-Services	0.4
Semiconductor Components-Integrated Circuits	0.4
Medical-Hospitals	0.4
Retail-Restaurants	0.3
Advertising Agencies	0.3
Tools-Hand Held	0.3
Television	0.3
Auto/Truck Parts & Equipment-Original	0.3
Oil-Field Services	0.3
Registered Investment Companies	0.3
Engines-Internal Combustion	0.3
Auto-Heavy Duty Trucks	0.3
Steel-Producers	0.3
Paper & Related Products	0.3
Oil Companies-Exploration & Production	0.3
Retail-Automobile	0.2
Finance-Investment Banker/Broker	0.2
Building-Residential/Commercial	0.2
Containers-Paper/Plastic	0.2
Rental Auto/Equipment	0.2
Gold Mining	0.2
Electronic Parts Distribution	0.2

Retail-Apparel/Shoe	0.2%
Textile-Home Furnishings	0.2
Engineering/R&D Services	0.2
Retail-Consumer Electronics	0.2
Oil Field Machinery & Equipment	0.2
Semiconductor Equipment	0.2
Appliances	0.1
Medical Labs & Testing Services	0.1
Human Resources	0.1
Finance-Auto Loans	0.1
Finance-Other Services	0.1
Hotels/Motels	0.1
Broadcast Services/Program	0.1
Motorcycle/Motor Scooter	0.1
Agricultural Chemicals	0.1
Finance-Mortgage Loan/Banker	0.1
Commercial Services-Finance	0.1
Savings & Loans/Thrifts	0.1
Telecommunication Equipment	0.1
Diversified Operations	0.1
Food-Misc./Diversified	0.1
E-Services/Consulting	0.1
Rubber-Tires	0.1
Oil & Gas Drilling	0.1
Retail-Auto Parts	0.1
Containers-Metal/Glass	0.1
Chemicals-Specialty	0.1
Coatings/Paint	0.1
Home Furnishings	0.1
Power Converter/Supply Equipment	0.1
Building & Construction Products-Misc.	0.1
Office Supplies & Forms	0.1
Data Processing/Management	0.1
Recreational Vehicles	0.1
Machinery-Farming	0.1
Apparel Manufacturers	0.1
Computers-Integrated Systems	0.1
Advanced Materials	0.1
Publishing-Newspapers	0.1
Theaters	0.1

99.9%

*	Calculated as a percentage of net assets

255

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.6%
Advanced Materials — 0.1%
Hexcel Corp.	15,900	$816,465

Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	66,000	1,552,980
Omnicom Group, Inc.	40,600	3,477,390

		5,030,370

Aerospace/Defense — 2.3%
Boeing Co.	111,800	18,270,356
General Dynamics Corp.	65,800	11,915,064
Rockwell Collins, Inc.	21,900	1,987,644
Spirit AeroSystems Holdings, Inc., Class A	23,400	1,405,170

		33,578,234

Aerospace/Defense-Equipment — 1.5%
B/E Aerospace, Inc.	16,700	1,026,549
Harris Corp.	19,000	1,951,490
L3 Technologies, Inc.	16,200	2,570,778
United Technologies Corp.	147,900	16,220,193

		21,769,010

Agricultural Chemicals — 0.1%
Mosaic Co.	53,700	1,684,569

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	117,300	5,191,698
Bunge, Ltd.	24,000	1,661,040

		6,852,738

Airlines — 1.4%
Alaska Air Group, Inc.	18,900	1,773,198
American Airlines Group, Inc.	79,300	3,509,025
Delta Air Lines, Inc.	112,700	5,323,948
Southwest Airlines Co.	108,600	5,680,866
United Continental Holdings, Inc.†	54,500	3,840,615

		20,127,652

Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	9,700	857,771

Appliances — 0.1%
Whirlpool Corp.	12,900	2,256,081

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	262,500	9,610,125

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	60,400	4,065,524

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	36,700	1,498,461
Lear Corp.	14,700	2,088,723
WABCO Holdings, Inc.†	9,500	1,035,785

		4,622,969

Banks-Commercial — 1.0%
BOK Financial Corp.	11,400	937,536
Commerce Bancshares, Inc.	19,564	1,105,953
Cullen/Frost Bankers, Inc.	10,200	911,880
East West Bancorp, Inc.	24,800	1,275,712
M&T Bank Corp.	23,700	3,852,909
PacWest Bancorp	18,600	1,030,440
Prosperity Bancshares, Inc.	10,700	777,141
Regions Financial Corp.	242,700	3,497,307

Security Description	Shares	Value (Note 3)
Banks-Commercial (continued)
Synovus Financial Corp.	21,800	$908,624

		14,297,502

Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	201,100	8,995,203
Citizens Financial Group, Inc.	89,100	3,222,747
Northern Trust Corp.	39,000	3,235,440
State Street Corp.	67,500	5,143,500

		20,596,890

Banks-Super Regional — 6.0%
Capital One Financial Corp.	88,700	7,751,493
Comerica, Inc.	29,600	1,998,888
Fifth Third Bancorp	147,600	3,852,360
PNC Financial Services Group, Inc.	91,400	11,010,044
SunTrust Banks, Inc.	91,400	5,193,348
US Bancorp	293,400	15,447,510
Wells Fargo & Co.	767,800	43,250,174

		88,503,817

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	24,900	705,915
Scripps Networks Interactive, Inc., Class A	14,800	1,127,168

		1,833,083

Building & Construction Products-Misc. — 0.1%
Owens Corning	19,500	1,077,375

Building-Residential/Commercial — 0.2%
NVR, Inc.†	690	1,282,020
PulteGroup, Inc.	58,500	1,258,335
Toll Brothers, Inc.†	24,900	780,864

		3,321,219

Chemicals-Diversified — 1.8%
Celanese Corp., Series A	26,200	2,211,280
Dow Chemical Co.	191,400	11,413,182
Eastman Chemical Co.	25,300	1,960,750
Huntsman Corp.	36,400	742,196
LyondellBasell Industries NV, Class A	98,500	9,187,095
Westlake Chemical Corp.	19,800	1,225,818

		26,740,321

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	10,800	1,285,524

Coatings/Paint — 0.1%
RPM International, Inc.	22,900	1,196,754

Commercial Services — 0.0%
Quanta Services, Inc.†	9,600	344,544

Commercial Services-Finance — 0.1%
Western Union Co.	84,300	1,650,594

Computer Services — 1.9%
International Business Machines Corp.	163,700	28,568,924

Computers — 5.6%
Apple, Inc.	651,600	79,071,660
HP, Inc.	294,400	4,430,720

		83,502,380

256

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Computers-Integrated Systems — 0.1%
NCR Corp.†	19,000	$817,380

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	24,000	1,300,080

Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	54,600	683,046
Packaging Corp. of America	15,600	1,438,008
Sonoco Products Co.	17,000	934,150

		3,055,204

Cruise Lines — 0.5%
Carnival Corp.	98,500	5,454,930
Royal Caribbean Cruises, Ltd.	14,100	1,320,183

		6,775,113

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	8,000	980,960

Diversified Banking Institutions — 11.0%
Bank of America Corp.	1,875,400	42,459,056
Citigroup, Inc.	496,900	27,741,927
Goldman Sachs Group, Inc.	79,000	18,116,280
JPMorgan Chase & Co.	715,400	60,544,302
Morgan Stanley	322,900	13,720,021

		162,581,586

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	11,100	1,211,121
Eaton Corp. PLC	78,200	5,534,996
Ingersoll-Rand PLC	44,500	3,531,075
Pentair PLC	29,600	1,735,448
Textron, Inc.	46,500	2,202,705

		14,215,345

Diversified Operations — 0.1%
Leucadia National Corp.	62,000	1,478,700

E-Services/Consulting — 0.1%
CDW Corp.	28,200	1,452,582

Electric Products-Misc. — 0.4%
Emerson Electric Co.	111,600	6,546,456

Electric-Integrated — 3.2%
AES Corp.	132,300	1,513,512
Ameren Corp.	41,800	2,200,770
American Electric Power Co., Inc.	84,700	5,425,882
DTE Energy Co.	30,800	3,038,112
Duke Energy Corp.	114,900	9,024,246
Edison International	54,300	3,957,384
Entergy Corp.	30,700	2,199,348
Eversource Energy	53,000	2,931,960
Exelon Corp.	158,900	5,701,332
OGE Energy Corp.	33,500	1,123,590
Pinnacle West Capital Corp.	18,300	1,420,629
Public Service Enterprise Group, Inc.	84,400	3,734,700
SCANA Corp.	24,600	1,690,020
Xcel Energy, Inc.	83,800	3,462,616

		47,424,101

Electronic Components-Misc. — 0.7%
Corning, Inc.	250,000	6,622,500
Garmin, Ltd.	28,900	1,395,581
Gentex Corp.	49,300	1,029,877

Security Description	Shares	Value (Note 3)
Electronic Components-Misc. (continued)
Jabil Circuit, Inc.	31,900	$764,962

		9,812,920

Electronic Components-Semiconductors — 2.3%
Intel Corp.	814,000	29,971,480
Qorvo, Inc.†	22,000	1,412,620
Skyworks Solutions, Inc.	32,200	2,954,028

		34,338,128

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc.†	11,300	418,891

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	17,400	1,279,248
Avnet, Inc.	35,200	1,634,688

		2,913,936

Engineering/R&D Services — 0.2%
Fluor Corp.	23,900	1,326,450
Jacobs Engineering Group, Inc.†	20,900	1,223,695

		2,550,145

Engines-Internal Combustion — 0.3%
Cummins, Inc.	29,100	4,277,991

Enterprise Software/Service — 2.1%
CA, Inc.	73,300	2,292,091
Oracle Corp.	706,400	28,333,704

		30,625,795

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	79,500	1,679,040
Credit Acceptance Corp.†	1,300	266,864

		1,945,904

Finance-Consumer Loans — 0.5%
Navient Corp.	54,500	819,680
Santander Consumer USA Holdings, Inc.†	61,600	814,352
Synchrony Financial	142,101	5,090,058

		6,724,090

Finance-Credit Card — 1.4%
American Express Co.	186,700	14,260,146
Discover Financial Services	84,300	5,840,304

		20,100,450

Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	47,100	1,763,895
Raymond James Financial, Inc.	24,400	1,828,292

		3,592,187

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	46,900	1,658,384

Finance-Other Services — 0.1%
Nasdaq, Inc.	27,000	1,904,580

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	8,600	334,626

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	11,400	1,461,366

Gold Mining — 0.2%
Newmont Mining Corp.	81,300	2,949,564

257

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Home Furnishings — 0.1%
Leggett & Platt, Inc.	22,900	$1,092,788

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	6,700	366,557
Wyndham Worldwide Corp.	19,400	1,533,764

		1,900,321

Human Resources — 0.1%
ManpowerGroup, Inc.	11,800	1,126,428
Robert Half International, Inc.	19,800	931,788

		2,058,216

Instruments-Controls — 1.0%
Honeywell International, Inc.	131,200	15,523,584

Insurance-Life/Health — 1.7%
Aflac, Inc.	71,200	4,983,288
Lincoln National Corp.	40,100	2,707,151
Principal Financial Group, Inc.	51,500	2,940,135
Prudential Financial, Inc.	81,600	8,576,976
Torchmark Corp.	61,300	4,508,002
Unum Group	45,900	2,085,237

		25,800,789

Insurance-Multi-line — 2.0%
Allstate Corp.	80,700	6,069,447
American Financial Group, Inc.	35,500	3,059,035
Assurant, Inc.	13,500	1,311,255
Cincinnati Financial Corp.	27,200	1,919,776
Hartford Financial Services Group, Inc.	68,300	3,326,893
Loews Corp.	59,200	2,757,536
MetLife, Inc.	189,200	10,294,372
Old Republic International Corp.	19,200	399,360
Voya Financial, Inc.	29,800	1,198,556

		30,336,230

Insurance-Property/Casualty — 1.7%
Alleghany Corp.†	3,400	2,079,338
Arch Capital Group, Ltd.†	21,100	1,864,185
Markel Corp.†	2,300	2,127,500
Travelers Cos., Inc.	134,300	15,817,854
WR Berkley Corp.	20,900	1,404,689
XL Group, Ltd.	41,200	1,547,884

		24,841,450

Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	16,200	1,036,962
Everest Re Group, Ltd.	9,500	2,089,335
Reinsurance Group of America, Inc.	14,700	1,844,409
RenaissanceRe Holdings, Ltd.	7,000	954,240
Validus Holdings, Ltd.	13,800	786,600

		6,711,546

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	33,700	3,783,499
BlackRock, Inc.	27,900	10,434,042
Eaton Vance Corp.	19,400	813,442
Franklin Resources, Inc.	94,900	3,771,326
Invesco, Ltd.	77,900	2,252,868
T. Rowe Price Group, Inc.	41,900	2,825,736

		23,880,913

Security Description	Shares	Value (Note 3)
Machinery-Farming — 0.1%
AGCO Corp.	14,100	$885,480

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	23,900	2,196,888

Medical-Biomedical/Gene — 2.1%
Amgen, Inc.	130,700	20,478,076
Biogen, Inc.†	37,400	10,368,776
United Therapeutics Corp.†	6,500	1,063,595

		31,910,447

Medical-Drugs — 9.0%
AbbVie, Inc.	280,300	17,129,133
Johnson & Johnson	461,600	52,276,200
Merck & Co., Inc.	511,000	31,676,890
Pfizer, Inc.	1,043,800	33,119,774

		134,201,997

Medical-HMO — 1.3%
Aetna, Inc.	45,700	5,420,477
Anthem, Inc.	51,200	7,891,968
Cigna Corp.	39,300	5,746,446

		19,058,891

Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	68,000	5,459,040

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	30,600	1,745,424

Multimedia — 3.8%
Time Warner, Inc.	250,200	24,231,870
Twenty-First Century Fox, Inc., Class A	193,500	6,072,030
Walt Disney Co.	242,400	26,821,560

		57,125,460

Networking Products — 1.8%
Cisco Systems, Inc.	865,000	26,572,800

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,600	993,072

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	18,600	1,323,576

Oil Companies-Exploration & Production — 0.3%
ConocoPhillips	81,400	3,969,064

Oil Companies-Integrated — 6.4%
Chevron Corp.	324,700	36,155,345
Exxon Mobil Corp.	694,700	58,278,383

		94,433,728

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	62,200	2,351,782

Oil Refining & Marketing — 1.2%
Marathon Petroleum Corp.	91,000	4,372,550
Phillips 66	106,200	8,668,044
Valero Energy Corp.	69,300	4,557,168

		17,597,762

Oil-Field Services — 0.3%
Baker Hughes, Inc.	70,500	4,447,140

Paper & Related Products — 0.3%
International Paper Co.	70,700	4,001,620

258

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Pharmacy Services — 0.4%
Express Scripts Holding Co.†	95,900	$6,605,592

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	6,200	423,770

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	8,900	1,086,512

Publishing-Newspapers — 0.1%
News Corp., Class A	62,700	770,583

Recreational Vehicles — 0.1%
Brunswick Corp.	14,900	891,914

Rental Auto/Equipment — 0.2%
AMERCO	3,100	1,167,677
United Rentals, Inc.†	14,500	1,834,395

		3,002,072

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	21,900	1,501,026
PVH Corp.	13,800	1,294,578

		2,795,604

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	1,800	1,304,964

Retail-Automobile — 0.2%
AutoNation, Inc.†	15,500	823,360
CarMax, Inc.†	32,700	2,181,417
Penske Automotive Group, Inc.	13,000	706,680

		3,711,457

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	55,100	2,453,052

Retail-Discount — 2.4%
Wal-Mart Stores, Inc.	532,300	35,525,702

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	20,800	1,524,224
Yum! Brands, Inc.	56,200	3,682,786

		5,207,010

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	13,600	701,760

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	43,200	1,399,248

Savings & Loans/Thrifts — 0.1%
Investors Bancorp, Inc.	56,500	810,775
People’s United Financial, Inc.	43,900	823,125

		1,633,900

Semiconductor Components-Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.	77,700	1,155,399
QUALCOMM, Inc.	97,000	5,182,710

		6,338,109

Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	27,000	2,297,970

Steel-Producers — 0.3%
Nucor Corp.	53,400	3,102,006
Reliance Steel & Aluminum Co.	12,000	955,800

		4,057,806

Security Description	Shares	Value (Note 3)
Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	58,300	$1,561,274

Telephone-Integrated — 2.2%
Verizon Communications, Inc.	678,700	33,263,087

Television — 0.3%
CBS Corp., Class B	71,700	4,623,933

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	12,700	2,741,168

Theaters — 0.1%
Cinemark Holdings, Inc.	17,800	756,500

Tools-Hand Held — 0.3%
Snap-on, Inc.	8,900	1,615,617
Stanley Black & Decker, Inc.	26,200	3,248,800

		4,864,417

Transport-Rail — 1.0%
Union Pacific Corp.	141,900	15,123,702

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	59,200	6,460,496

Total Common Stocks (cost $1,253,595,138)		1,446,448,509

EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 1000 Value ETF (cost $29,631,255)	264,000	29,755,440

Total Long-Term Investment Securities (cost $1,283,226,393)		1,476,203,949

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(1) (cost $4,389,450)	4,389,450	4,389,450

TOTAL INVESTMENTS (cost $1,287,615,843)(2)	99.9%	1,480,593,399
Other assets less liabilities	0.1	1,868,535

NET ASSETS	100.0%	$1,482,461,934

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2017.
(2)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

259

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,446,448,509	$—	$—	$1,446,448,509
Exchange-Traded Funds	29,755,440	—	—	29,755,440
Short-Term Investment Securities	4,389,450	—	—	4,389,450

Total Investments at Value	$1,480,593,399	$—	$—	$1,480,593,399

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

260

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Aerospace/Defense	6.7%
Beverages-Non-alcoholic	6.6
Medical-Drugs	6.4
Oil Companies-Integrated	6.3
Distribution/Wholesale	3.5
Electric Products-Misc.	3.5
Computer Services	3.5
Transport-Services	3.4
Cosmetics & Toiletries	3.4
Machinery-Construction & Mining	3.4
Industrial Gases	3.4
Retail-Restaurants	3.4
Toys	3.4
Networking Products	3.4
Retail-Auto Parts	3.3
Advertising Agencies	3.3
Food-Misc./Diversified	3.3
Retail-Apparel/Shoe	3.3
Retail-Major Department Stores	3.3
Data Processing/Management	3.3
Retail-Drug Store	3.3
Consumer Products-Misc.	3.3
Diversified Manufacturing Operations	3.2
Apparel Manufacturers	3.2
Retail-Discount	3.2
Telephone-Integrated	3.0
Repurchase Agreements	0.6

99.9%

*	Calculated as a percentage of net assets

261

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.3%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	138,254	$11,841,455

Aerospace/Defense — 6.7%
Boeing Co.	73,983	12,090,302
Lockheed Martin Corp.	45,758	11,500,358

		23,590,660

Apparel Manufacturers — 3.2%
VF Corp.	222,634	11,461,198

Beverages-Non-alcoholic — 6.6%
Coca-Cola Co.	281,686	11,709,687
PepsiCo, Inc.	112,157	11,639,654

		23,349,341

Computer Services — 3.5%
International Business Machines Corp.	69,998	12,216,051

Consumer Products-Misc. — 3.3%
Clorox Co.	96,181	11,541,720

Cosmetics & Toiletries — 3.4%
Procter & Gamble Co.	138,238	12,109,649

Data Processing/Management — 3.3%
Paychex, Inc.	192,505	11,606,126

Distribution/Wholesale — 3.5%
Fastenal Co.	251,340	12,486,571

Diversified Manufacturing Operations — 3.2%
3M Co.	65,821	11,506,827

Electric Products-Misc. — 3.5%
Emerson Electric Co.	209,443	12,285,926

Food-Misc./Diversified — 3.3%
General Mills, Inc.	188,788	11,795,474

Industrial Gases — 3.4%
Praxair, Inc.	101,558	12,028,530

Machinery-Construction & Mining — 3.4%
Caterpillar, Inc.	125,778	12,031,923

Medical-Drugs — 6.4%
Johnson & Johnson	101,330	11,475,623
Pfizer, Inc.	352,510	11,185,142

		22,660,765

Networking Products — 3.4%
Cisco Systems, Inc.	389,739	11,972,782

Security Description	Shares/ Principal Amount	Value (Note 3)
Oil Companies-Integrated — 6.3%
Chevron Corp.	99,839	$11,117,072
Exxon Mobil Corp.	131,647	11,043,867

		22,160,939

Retail-Apparel/Shoe — 3.3%
Gap, Inc.	505,168	11,634,019

Retail-Auto Parts — 3.3%
Genuine Parts Co.	122,342	11,843,929

Retail-Discount — 3.2%
Wal-Mart Stores, Inc.	169,704	11,326,045

Retail-Drug Store — 3.3%
CVS Health Corp.	147,129	11,595,237

Retail-Major Department Stores — 3.3%
Nordstrom, Inc.	263,059	11,632,469

Retail-Restaurants — 3.4%
McDonald’s Corp.	97,956	12,006,467

Telephone-Integrated — 3.0%
Verizon Communications, Inc.	215,283	10,551,020

Toys — 3.4%
Hasbro, Inc.	145,488	12,004,215

Transport-Services — 3.4%
C.H. Robinson Worldwide, Inc.	159,943	12,165,265

Total Long-Term Investment Securities (cost $325,706,733)		351,404,603

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $2,054,002 and collateralized by $2,330,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $2,096,856 (cost $2,054,000)	$2,054,000	2,054,000

TOTAL INVESTMENTS (cost $327,760,733)(1)	99.9%	353,458,603
Other assets less liabilities	0.1	436,891

NET ASSETS	100.0%	$353,895,494

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$351,404,603	$—	$—	$351,404,603
Repurchase Agreements	—	2,054,000	—	2,054,000

Total Investments at Value	$351,404,603	$2,054,000	$—	$353,458,603

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

262

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Time Deposits	7.8%
Web Portals/ISP	7.0
Medical-Biomedical/Gene	6.9
Internet Content-Entertainment	6.7
Electronic Components-Semiconductors	6.3
Medical Instruments	5.8
Finance-Credit Card	4.9
Computers	4.2
Retail-Discount	4.2
Retail-Building Products	4.0
Medical-HMO	3.6
Retail-Restaurants	3.2
Electronic Forms	2.7
Diagnostic Equipment	2.6
Beverages-Non-alcoholic	2.2
Athletic Footwear	2.2
Entertainment Software	2.0
Cable/Satellite TV	2.0
Machinery-General Industrial	1.8
Medical Information Systems	1.6
Data Processing/Management	1.6
Applications Software	1.6
Commercial Services-Finance	1.5
E-Commerce/Services	1.4
Multimedia	1.3
Networking Products	1.2
Retail-Perfume & Cosmetics	1.0
Internet Security	0.9
Computer Services	0.9
Electronic Security Devices	0.8
Diversified Manufacturing Operations	0.8
Electronic Connectors	0.8
Instruments-Controls	0.7
Advanced Materials	0.7
Tools-Hand Held	0.7
Dental Supplies & Equipment	0.6
Auto/Truck Parts & Equipment-Original	0.6
Retail-Drug Store	0.5
Veterinary Diagnostics	0.5
Lighting Products & Systems	0.5
Investment Management/Advisor Services	0.4
Retail-Auto Parts	0.4

101.1%

*	Calculated as a percentage of net assets

263

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 93.3%
Advanced Materials — 0.7%
Hexcel Corp.	66,819	$3,431,156

Applications Software — 1.6%
salesforce.com, Inc.†	39,288	3,107,681
ServiceNow, Inc.†	52,675	4,773,408

		7,881,089

Athletic Footwear — 2.2%
NIKE, Inc., Class B	209,856	11,101,382

Auto/Truck Parts & Equipment-Original — 0.6%
WABCO Holdings, Inc.†	27,949	3,047,279

Beverages-Non-alcoholic — 2.2%
Monster Beverage Corp.†	262,453	11,180,498

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	132,152	9,966,904

Commercial Services-Finance — 1.5%
MarketAxess Holdings, Inc.	13,281	2,486,867
Vantiv, Inc., Class A†	77,310	4,811,775

		7,298,642

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A†	82,290	4,327,631

Computers — 4.2%
Apple, Inc.	174,119	21,129,341

Data Processing/Management — 1.6%
Fiserv, Inc.†	75,200	8,078,736

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	35,016	3,210,617

Diagnostic Equipment — 2.6%
Danaher Corp.	152,613	12,807,283

Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	80,505	3,924,619

E-Commerce/Services — 1.4%
Priceline Group, Inc.†	4,418	6,958,924

Electronic Components-Semiconductors — 6.3%
NVIDIA Corp.	80,236	8,760,166
Texas Instruments, Inc.	103,870	7,846,340
Xilinx, Inc.	257,654	14,995,463

		31,601,969

Electronic Connectors — 0.8%
Amphenol Corp., Class A	57,346	3,870,282

Electronic Forms — 2.7%
Adobe Systems, Inc.†	121,350	13,758,663

Electronic Security Devices — 0.8%
Allegion PLC	60,260	3,957,274

Entertainment Software — 2.0%
Electronic Arts, Inc.†	122,120	10,188,472

Finance-Credit Card — 4.9%
Visa, Inc., Class A	298,806	24,714,244

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	8,347	3,561,081

Internet Content-Entertainment — 6.7%
Facebook, Inc., Class A†	256,702	33,453,405

Security Description	Shares	Value (Note 3)
Internet Security — 0.9%
Palo Alto Networks, Inc.†	31,112	$4,590,887

Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	5,000	1,869,900

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	11,326	2,347,087

Machinery-General Industrial — 1.8%
IDEX Corp.	20,870	1,881,639
Roper Technologies, Inc.	37,500	7,194,375

		9,076,014

Medical Information Systems — 1.6%
Cerner Corp.†	152,250	8,177,347

Medical Instruments — 5.8%
Edwards Lifesciences Corp.†	131,350	12,641,124
Intuitive Surgical, Inc.†	23,551	16,313,542

		28,954,666

Medical-Biomedical/Gene — 6.9%
Alexion Pharmaceuticals, Inc.†	65,537	8,564,375
Biogen, Inc.†	72,619	20,132,892
Gilead Sciences, Inc.	80,338	5,820,488

		34,517,755

Medical-HMO — 3.6%
UnitedHealth Group, Inc.	110,730	17,949,333

Multimedia — 1.3%
Walt Disney Co.	59,279	6,559,221

Networking Products — 1.2%
Arista Networks, Inc.†	64,793	6,090,542

Retail-Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	6,754	1,771,372

Retail-Building Products — 4.0%
Home Depot, Inc.	143,811	19,785,517

Retail-Discount — 4.2%
Costco Wholesale Corp.	59,317	9,725,022
Dollar Tree, Inc.†	144,060	11,119,992

		20,845,014

Retail-Drug Store — 0.5%
CVS Health Corp.	34,689	2,733,840

Retail-Perfume & Cosmetics — 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	18,626	5,071,487

Retail-Restaurants — 3.2%
Chipotle Mexican Grill, Inc.†	4,810	2,027,126
Starbucks Corp.	257,982	14,245,766

		16,272,892

Tools-Hand Held — 0.7%
Snap-on, Inc.	18,800	3,412,764

Veterinary Diagnostics — 0.5%
VCA, Inc.†	26,560	2,406,336

Web Portals/ISP — 7.0%
Alphabet, Inc., Class A†	5,355	4,392,117
Alphabet, Inc., Class C†	38,677	30,817,447

		35,209,564

Total Long-Term Investment Securities (cost $392,657,495)		467,091,029

264

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 7.8%
Time Deposits — 7.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $39,067,000)	$39,067,000	$39,067,000

TOTAL INVESTMENTS (cost $431,724,495)(1)	101.1%	506,158,029
Liabilities in excess of other assets	(1.1)	(5,361,446)

NET ASSETS	100.0%	$500,796,583

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$467,091,029	$—	$—	$467,091,029
Short-Term Investment Securities	—	39,067,000	—	39,067,000

Total Investments at Value	$467,091,029	$39,067,000	$—	$506,158,029

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

265

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE— January 31, 2017 — (unaudited)

Industry Allocation*

Applications Software	9.9%
Web Portals/ISP	5.8
Electronic Components-Semiconductors	4.4
Cable/Satellite TV	4.1
Medical-HMO	4.1
Internet Content-Entertainment	3.9
E-Commerce/Products	3.5
Medical-Drugs	3.3
Food-Misc./Diversified	3.3
Medical-Biomedical/Gene	3.3
Exchange-Traded Funds	2.6
Instruments-Controls	2.5
Diversified Banking Institutions	2.3
Retail-Discount	2.2
Beverages-Non-alcoholic	2.2
Time Deposits	2.1
Retail-Building Products	2.0
E-Commerce/Services	2.0
Retail-Perfume & Cosmetics	1.8
Finance-Other Services	1.8
Enterprise Software/Service	1.7
Aerospace/Defense	1.7
Diagnostic Equipment	1.7
Medical Instruments	1.6
Oil-Field Services	1.6
Transport-Rail	1.6
Finance-Consumer Loans	1.6
Television	1.5
Aerospace/Defense-Equipment	1.5
Chemicals-Diversified	1.4
Retail-Restaurants	1.4
Brewery	1.3
Steel-Producers	1.1
Electronic Measurement Instruments	1.1
Building Products-Cement	1.0
Cellular Telecom	1.0
Diversified Manufacturing Operations	1.0
Retail-Major Department Stores	0.9
Computers-Memory Devices	0.9
Retail-Drug Store	0.8
Dental Supplies & Equipment	0.8
Oil Companies-Exploration & Production	0.8
Networking Products	0.8
Commercial Services	0.8
Computer Data Security	0.5
Commercial Services-Finance	0.5
Computer Software	0.5
Auto/Truck Parts & Equipment-Original	0.5
Computer Services	0.5
Investment Management/Advisor Services	0.5
Therapeutics	0.4

100.1%

*	Calculated as a percentage of net assets

266

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 95.4%
Aerospace/Defense — 1.7%
Raytheon Co.	32,286	$4,654,350

Aerospace/Defense-Equipment — 1.5%
United Technologies Corp.	36,959	4,053,294

Applications Software — 9.9%
Citrix Systems, Inc.†	43,580	3,974,060
Intuit, Inc.	35,044	4,155,518
Microsoft Corp.	222,457	14,381,845
salesforce.com, Inc.†	40,166	3,177,131
ServiceNow, Inc.†	20,547	1,861,969

		27,550,523

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	20,215	1,416,263

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	144,933	6,024,865

Brewery — 1.3%
Molson Coors Brewing Co., Class B	36,945	3,565,931

Building Products-Cement — 1.0%
Vulcan Materials Co.	22,724	2,916,171

Cable/Satellite TV — 4.1%
Charter Communications, Inc., Class A†	13,911	4,506,469
Comcast Corp., Class A	93,091	7,020,923

		11,527,392

Cellular Telecom — 1.0%
T-Mobile US, Inc.†	46,049	2,867,471

Chemicals-Diversified — 1.4%
Dow Chemical Co.	66,820	3,984,477

Commercial Services — 0.8%
Quanta Services, Inc.†	58,917	2,114,531

Commercial Services-Finance — 0.5%
Square, Inc., Class A†	99,101	1,448,857

Computer Data Security — 0.5%
Fortinet, Inc.†	46,051	1,531,656

Computer Services — 0.5%
Teradata Corp.†	46,597	1,368,088

Computer Software — 0.5%
Splunk, Inc.†	24,793	1,434,523

Computers-Memory Devices — 0.9%
Western Digital Corp.	29,921	2,385,601

Dental Supplies & Equipment — 0.8%
DENTSPLY SIRONA, Inc.	40,953	2,322,035

Diagnostic Equipment — 1.7%
Danaher Corp.	55,447	4,653,112

Diversified Banking Institutions — 2.3%
Goldman Sachs Group, Inc.	15,894	3,644,812
JPMorgan Chase & Co.	33,287	2,817,079

		6,461,891

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	40,030	2,833,323

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	11,934	9,827,410

E-Commerce/Services — 2.0%
Priceline Group, Inc.†	3,612	5,689,370

Security Description	Shares	Value (Note 3)
Electronic Components-Semiconductors — 4.4%
Broadcom, Ltd.	22,031	$4,395,184
Texas Instruments, Inc.	105,998	8,007,089

		12,402,273

Electronic Measurement Instruments — 1.1%
Fortive Corp.	53,507	2,959,472

Enterprise Software/Service — 1.7%
Oracle Corp.	119,863	4,807,705

Finance-Consumer Loans — 1.6%
Synchrony Financial	122,001	4,370,076

Finance-Other Services — 1.8%
CME Group, Inc.	42,084	5,095,531

Food-Misc./Diversified — 3.3%
Conagra Brands, Inc.	63,699	2,489,994
Kellogg Co.	39,760	2,890,950
Kraft Heinz Co.	43,388	3,874,114

		9,255,058

Instruments-Controls — 2.5%
Honeywell International, Inc.	58,206	6,886,934

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	82,870	10,799,618

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	12,132	1,362,060

Medical Instruments — 1.6%
Boston Scientific Corp.†	184,055	4,428,363

Medical-Biomedical/Gene — 3.3%
BioMarin Pharmaceutical, Inc.†	40,048	3,509,406
Celgene Corp.†	49,237	5,718,878

		9,228,284

Medical-Drugs — 3.3%
Eli Lilly & Co.	63,046	4,856,433
TESARO, Inc.†	13,567	2,209,250
Zoetis, Inc.	40,237	2,210,621

		9,276,304

Medical-HMO — 4.1%
Aetna, Inc.	18,338	2,175,070
UnitedHealth Group, Inc.	57,020	9,242,942

		11,418,012

Networking Products — 0.8%
Cisco Systems, Inc.	69,521	2,135,685

Oil Companies-Exploration & Production — 0.8%
Pioneer Natural Resources Co.	12,182	2,195,562

Oil-Field Services — 1.6%
Schlumberger, Ltd.	19,214	1,608,404
Superior Energy Services, Inc.	158,978	2,809,141

		4,417,545

Retail-Building Products — 2.0%
Home Depot, Inc.	41,529	5,713,560

Retail-Discount — 2.2%
Costco Wholesale Corp.	37,817	6,200,097

Retail-Drug Store — 0.8%
Walgreens Boots Alliance, Inc.	28,783	2,358,479

Retail-Major Department Stores — 0.9%
TJX Cos., Inc.	34,636	2,594,929

267

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017— (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Retail-Perfume & Cosmetics — 1.8%
Ulta Salon Cosmetics & Fragrance, Inc.†	18,763	$5,108,790

Retail-Restaurants — 1.4%
Starbucks Corp.	71,784	3,963,912

Steel-Producers — 1.1%
Nucor Corp.	53,113	3,085,334

Television — 1.5%
CBS Corp., Class B	65,367	4,215,518

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	25,327	1,086,782

Transport-Rail — 1.6%
Union Pacific Corp.	41,430	4,415,609

Web Portals/ISP — 5.8%
Alphabet, Inc., Class A†	8,487	6,960,953
Alphabet, Inc., Class C†	11,594	9,237,983

		16,198,936

Total Common Stocks (cost $237,578,203)		266,611,562

Security Description	Shares/ Principal Amount	Value (Note 3)
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell 1000 Growth ETF (cost $6,954,675)	66,486	$7,203,758

Total Long-Term Investment Securities (cost $244,532,878)		273,815,320

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $6,025,000)	$6,025,000	6,025,000

TOTAL INVESTMENTS (cost $250,557,878)(1)	100.1%	279,840,320
Liabilities in excess of other assets	(0.1)	(243,000)

NET ASSETS	100.0%	$279,597,320

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$266,611,562	$—	$—	$266,611,562
Exchange-Traded Funds	7,203,758	—	—	7,203,758
Short-Term Investment Securities	—	6,025,000	—	6,025,000

Total Investments at Value	$273,815,320	$6,025,000	$—	$279,840,320

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

268

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	11.3%
Diagnostic Equipment	5.9
Medical-Drugs	5.7
Finance-Credit Card	4.9
Computer Services	4.7
Web Portals/ISP	4.7
Electronic Components-Semiconductors	3.5
Multimedia	3.2
Food-Misc./Diversified	3.0
Real Estate Investment Trusts	2.3
Cable/Satellite TV	2.3
Cosmetics & Toiletries	2.3
Oil-Field Services	2.2
Beverages-Wine/Spirits	2.1
Banks-Super Regional	2.1
Transport-Rail	1.9
Data Processing/Management	1.9
Home Decoration Products	1.8
Instruments-Controls	1.7
Agricultural Chemicals	1.7
Oil Companies-Exploration & Production	1.7
U.S. Government Agencies	1.6
Medical Instruments	1.6
Containers-Metal/Glass	1.5
Medical Products	1.4
Textile-Apparel	1.4
Investment Management/Advisor Services	1.4
Coatings/Paint	1.2
Insurance-Multi-line	1.2
Finance-Other Services	1.2
Retail-Apparel/Shoe	1.1
Medical-Wholesale Drug Distribution	0.9
Retail-Discount	0.9
Chemicals-Diversified	0.9
Retail-Restaurants	0.9
Computers	0.9
Private Equity	0.9
Aerospace/Defense-Equipment	0.8
Pipelines	0.8
Apparel Manufacturers	0.7
Vitamins & Nutrition Products	0.7
Retail-Auto Parts	0.7
Electric Products-Misc.	0.7
Engineering/R&D Services	0.7
Electronic Forms	0.7
Advertising Agencies	0.6
Banks-Fiduciary	0.6
Commercial Services	0.6
Distribution/Wholesale	0.6
Athletic Footwear	0.6
Consumer Products-Misc.	0.5
Electric-Integrated	0.5
Consulting Services	0.4

100.1%

*	Calculated as a percentage of net assets

269

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.5%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	295,482	$6,952,691

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	81,065	8,890,399

Agricultural Chemicals — 1.7%
Monsanto Co.	172,541	18,687,916

Apparel Manufacturers — 0.7%
VF Corp.	151,709	7,809,979

Athletic Footwear — 0.6%
NIKE, Inc., Class B	117,128	6,196,071

Banks-Fiduciary — 0.6%
State Street Corp.	87,180	6,643,116

Banks-Super Regional — 2.1%
US Bancorp	259,289	13,651,566
Wells Fargo & Co.	155,786	8,775,425

		22,426,991

Beverages-Wine/Spirits — 2.1%
Diageo PLC	331,139	9,179,178
Pernod Ricard SA	116,759	13,656,576

		22,835,754

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	332,816	25,100,983

Chemicals-Diversified — 0.9%
PPG Industries, Inc.	95,933	9,594,259

Coatings/Paint — 1.2%
Sherwin-Williams Co.	44,216	13,433,263

Commercial Services — 0.6%
Aramark	195,301	6,608,986

Computer Services — 4.7%
Accenture PLC, Class A	187,963	21,403,347
Cognizant Technology Solutions Corp., Class A†	375,270	19,735,449
Hewlett Packard Enterprise Co.	469,676	10,652,252

		51,791,048

Computers — 0.9%
Apple, Inc.	78,805	9,562,987

Consulting Services — 0.4%
Gartner, Inc.†	49,173	4,885,829

Consumer Products-Misc. — 0.5%
Kimberly-Clark Corp.	48,555	5,881,467

Containers-Metal/Glass — 1.5%
Crown Holdings, Inc.†	310,580	16,824,119

Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	197,950	12,783,611
Coty, Inc., Class A	289,204	5,552,717
Estee Lauder Cos., Inc., Class A	78,688	6,390,252

		24,726,580

Data Processing/Management — 1.9%
Fidelity National Information Services, Inc.	256,758	20,391,720

Diagnostic Equipment — 5.9%
Abbott Laboratories	261,795	10,935,177
Danaher Corp.	297,125	24,934,730

Security Description	Shares	Value (Note 3)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc.	183,661	$27,988,100

		63,858,007

Distribution/Wholesale — 0.6%
WW Grainger, Inc.	24,826	6,270,303

Diversified Banking Institutions — 11.3%
Bank of America Corp.	1,728,372	39,130,342
Goldman Sachs Group, Inc.	113,036	25,921,415
JPMorgan Chase & Co.	529,046	44,773,163
Morgan Stanley	324,640	13,793,954

		123,618,874

Electric Products-Misc. — 0.7%
AMETEK, Inc.	149,866	7,658,153

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	88,883	5,693,845

Electronic Components-Semiconductors — 3.5%
Broadcom, Ltd.	137,552	27,441,624
Texas Instruments, Inc.	139,016	10,501,269

		37,942,893

Electronic Forms — 0.7%
Adobe Systems, Inc.†	66,098	7,494,191

Engineering/R&D Services — 0.7%
Fluor Corp.	135,412	7,515,366

Finance-Credit Card — 4.9%
MasterCard, Inc., Class A	195,363	20,772,948
Visa, Inc., Class A	394,344	32,616,192

		53,389,140

Finance-Other Services — 1.2%
Nasdaq, Inc.	178,293	12,576,788

Food-Misc./Diversified — 3.0%
Danone SA	202,515	12,677,478
Mondelez International, Inc., Class A	455,638	20,175,650

		32,853,128

Home Decoration Products — 1.8%
Newell Brands, Inc.	414,334	19,610,428

Instruments-Controls — 1.7%
Honeywell International, Inc.	160,565	18,998,051

Insurance-Multi-line — 1.2%
Chubb, Ltd.	99,399	13,069,975

Investment Management/Advisor Services — 1.4%
BlackRock, Inc.	39,739	14,861,591

Medical Instruments — 1.6%
Medtronic PLC	226,459	17,215,413

Medical Products — 1.4%
Stryker Corp.	124,317	15,356,879

Medical-Drugs — 5.7%
Allergan PLC†	76,487	16,742,239
Eli Lilly & Co.	205,091	15,798,160
Johnson & Johnson	164,542	18,634,381
Zoetis, Inc.	203,003	11,152,985

		62,327,765

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	70,575	9,820,511

270

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Multimedia — 3.2%
Time Warner, Inc.	150,286	$14,555,199
Twenty-First Century Fox, Inc., Class A	378,560	11,879,213
Walt Disney Co.	81,282	8,993,853

		35,428,265

Oil Companies-Exploration & Production — 1.7%
EOG Resources, Inc.	179,262	18,209,434

Oil-Field Services — 2.2%
Schlumberger, Ltd.	288,836	24,178,462

Pipelines — 0.8%
Enterprise Products Partners LP	310,597	8,799,213

Private Equity — 0.9%
Blackstone Group LP	304,650	9,331,430

Real Estate Investment Trusts — 2.3%
American Tower Corp.	247,778	25,645,023

Retail-Apparel/Shoe — 1.1%
Ross Stores, Inc.	185,446	12,259,835

Retail-Auto Parts — 0.7%
AutoZone, Inc.†	10,626	7,703,637

Retail-Discount — 0.9%
Costco Wholesale Corp.	59,148	9,697,315

Retail-Restaurants — 0.9%
Starbucks Corp.	173,673	9,590,223

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	74,445	14,995,803

Security Description	Shares/ Principal Amount	Value (Note 3)
Transport-Rail — 1.9%
Canadian National Railway Co.	297,898	$20,709,869

Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co.	109,812	7,737,354

Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	35,190	28,862,486
Alphabet, Inc., Class C†	28,239	22,500,553

		51,363,039

Total Long-Term Investment Securities (cost $855,257,952)		1,075,024,361

SHORT-TERM INVESTMENT SECURITIES — 1.6%
U.S. Government Agencies — 1.6%
Federal Home Loan Bank Disc. Notes 0.40% due 02/01/2017	$5,055,000	5,055,000
Federal Home Loan Bank Disc. Notes 0.45% due 02/01/2017	12,814,000	12,814,000

Total Short-Term Investment Securities (cost $17,869,000)		17,869,000

TOTAL INVESTMENTS (cost $873,126,952)(1)	100.1%	1,092,893,361
Liabilities in excess of other assets	(0.1)	(1,179,789)

NET ASSETS	100.0%	$1,091,713,572

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,075,024,361	$—	$—	$1,075,024,361
Short-Term Investment Securities	—	17,869,000	—	17,869,000

Total Investments at Value	$1,075,024,361	$17,869,000	$—	$1,092,893,361

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $50,509,035 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

271

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Web Portals/ISP	7.2%
E-Commerce/Products	6.5
Applications Software	6.3
Commercial Services-Finance	6.0
Medical-Biomedical/Gene	4.6
Retail-Restaurants	4.3
Finance-Credit Card	3.9
Entertainment Software	3.6
Medical-HMO	3.4
Retail-Building Products	3.3
Medical Instruments	3.1
Non-Hazardous Waste Disposal	3.1
Internet Content-Entertainment	2.7
Data Processing/Management	2.6
Finance-Other Services	2.5
Cable/Satellite TV	2.3
Electronic Components-Semiconductors	2.3
Building Products-Air & Heating	2.1
Retail-Major Department Stores	2.0
Internet Security	2.0
Electronic Forms	1.8
Aerospace/Defense-Equipment	1.8
Beverages-Wine/Spirits	1.7
Coatings/Paint	1.6
Tobacco	1.6
Internet Application Software	1.6
Aerospace/Defense	1.5
Medical Products	1.5
Building Products-Cement	1.5
Retail-Auto Parts	1.4
Airlines	1.4
Cruise Lines	1.3
Beverages-Non-alcoholic	1.3
Enterprise Software/Service	1.3
Lighting Products & Systems	1.1
Transport-Rail	1.0
Finance-Investment Banker/Broker	1.0
Toys	1.0
Repurchase Agreements	1.0

100.2%

*	Calculated as a percentage of net assets

272

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 99.2%
Aerospace/Defense — 1.5%
Northrop Grumman Corp.	9,510	$2,178,551

Aerospace/Defense-Equipment — 1.8%
Harris Corp.	24,152	2,480,652

Airlines — 1.4%
Spirit Airlines, Inc.†	35,540	1,920,582

Applications Software — 6.3%
Microsoft Corp.	78,160	5,053,044
salesforce.com, Inc.†	31,789	2,514,510
ServiceNow, Inc.†	14,866	1,347,157

		8,914,711

Beverages-Non-alcoholic — 1.3%
Monster Beverage Corp.†	43,047	1,833,802

Beverages-Wine/Spirits — 1.7%
Constellation Brands, Inc., Class A	15,630	2,340,749

Building Products-Air & Heating — 2.1%
Johnson Controls International PLC	67,024	2,947,715

Building Products-Cement — 1.5%
Vulcan Materials Co.	15,970	2,049,430

Cable/Satellite TV — 2.3%
Charter Communications, Inc., Class A†	9,950	3,223,302

Coatings/Paint — 1.6%
Sherwin-Williams Co.	7,606	2,310,779

Commercial Services-Finance — 6.0%
PayPal Holdings, Inc.†	69,455	2,762,920
S&P Global, Inc.	18,471	2,219,845
Total System Services, Inc.	34,490	1,747,953
TransUnion†	53,120	1,674,873

		8,405,591

Cruise Lines — 1.3%
Royal Caribbean Cruises, Ltd.	20,350	1,905,370

Data Processing/Management — 2.6%
Fidelity National Information Services, Inc.	46,629	3,703,275

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	11,031	9,083,808

Electronic Components-Semiconductors — 2.3%
Broadcom, Ltd.	15,909	3,173,845

Electronic Forms — 1.8%
Adobe Systems, Inc.†	22,535	2,555,018

Enterprise Software/Service — 1.3%
Ultimate Software Group, Inc.†	9,130	1,768,116

Entertainment Software — 3.6%
Activision Blizzard, Inc.	53,000	2,131,130
Electronic Arts, Inc.†	35,376	2,951,420

		5,082,550

Finance-Credit Card — 3.9%
Visa, Inc., Class A	66,506	5,500,711

Finance-Investment Banker/Broker — 1.0%
Raymond James Financial, Inc.	19,360	1,450,645

Finance-Other Services — 2.5%
Intercontinental Exchange, Inc.	59,465	3,470,377

Security Description	Shares	Value (Note 3)

Internet Application Software — 1.6%
Tencent Holdings, Ltd. ADR	87,328	$2,286,684

Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	28,727	3,743,703

Internet Security — 2.0%
Symantec Corp.	100,630	2,772,356

Lighting Products & Systems — 1.1%
Acuity Brands, Inc.	7,564	1,567,488

Medical Instruments — 3.1%
Boston Scientific Corp.†	93,011	2,237,845
Intuitive Surgical, Inc.†	3,112	2,155,651

		4,393,496

Medical Products — 1.5%
Baxter International, Inc.	43,070	2,063,484

Medical-Biomedical/Gene — 4.6%
Alexion Pharmaceuticals, Inc.†	8,005	1,046,093
Celgene Corp.†	36,225	4,207,534
Gilead Sciences, Inc.	17,130	1,241,069

		6,494,696

Medical-HMO — 3.4%
UnitedHealth Group, Inc.	29,630	4,803,023

Non-Hazardous Waste Disposal — 3.1%
Waste Connections, Inc.	53,620	4,305,686

Retail-Auto Parts — 1.4%
O’Reilly Automotive, Inc.†	7,783	2,041,247

Retail-Building Products — 3.3%
Home Depot, Inc.	33,403	4,595,585

Retail-Major Department Stores — 2.0%
TJX Cos., Inc.	38,191	2,861,270

Retail-Restaurants — 4.3%
Starbucks Corp.	60,820	3,358,481
Yum! Brands, Inc.	40,576	2,658,945

		6,017,426

Tobacco — 1.6%
Reynolds American, Inc.	38,320	2,304,182

Toys — 1.0%
Nintendo Co., Ltd. ADR	57,540	1,422,964

Transport-Rail — 1.0%
Kansas City Southern	16,992	1,459,783

Web Portals/ISP — 7.2%
Alphabet, Inc., Class A†	12,446	10,208,085

Total Long-Term Investment Securities (cost $120,507,532)		139,640,737

273

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $1,345,001 and collateralized by $1,525,000 of United States Treasury Bonds, bearing interest at 2.50%, due 02/15/2045 and having an approximate value of $1,372,405 (cost $1,345,000)	$1,345,000	$1,345,000

TOTAL INVESTMENTS (cost $121,852,532)(1)	100.2%	140,985,737
Liabilities in excess of other assets	(0.2)	(241,806)

NET ASSETS	100.0%	$140,743,931

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$139,640,737	$—	$—	$139,640,737
Repurchase Agreements	—	1,345,000	—	1,345,000

Total Investments at Value	$139,640,737	$1,345,000	$—	$140,985,737

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

274

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	5.0%
Applications Software	4.9
Computers	4.6
Cable/Satellite TV	4.5
Internet Content-Entertainment	3.7
Web Portals/ISP	3.5
E-Commerce/Products	3.2
Medical-Drugs	3.1
Retail-Restaurants	2.7
Electronic Components-Semiconductors	2.5
Tobacco	2.4
Commercial Services-Finance	2.4
Computer Services	2.3
Retail-Apparel/Shoe	2.1
Medical Instruments	2.0
Real Estate Investment Trusts	1.9
Aerospace/Defense	1.9
Finance-Credit Card	1.8
Diversified Banking Institutions	1.7
E-Commerce/Services	1.6
Entertainment Software	1.6
Medical-HMO	1.5
Telephone-Integrated	1.5
Retail-Auto Parts	1.4
Cosmetics & Toiletries	1.4
Agricultural Chemicals	1.4
Electronic Forms	1.3
Rental Auto/Equipment	1.3
Aerospace/Defense-Equipment	1.3
Airlines	1.3
Diagnostic Equipment	1.2
Industrial Gases	1.2
Medical-Hospitals	1.2
Agricultural Operations	1.1
Food-Confectionery	1.0
Retail-Discount	1.0
Networking Products	1.0
Pharmacy Services	0.9
Cruise Lines	0.9
Computers-Integrated Systems	0.9
Insurance-Multi-line	0.9
Transport-Rail	0.8
Insurance-Life/Health	0.8
Consulting Services	0.8
Retail-Consumer Electronics	0.7
Diversified Manufacturing Operations	0.7
Food-Misc./Diversified	0.7
Chemicals-Diversified	0.7
X-Ray Equipment	0.7
Machinery-General Industrial	0.7
Hotels/Motels	0.7
Auto/Truck Parts & Equipment-Original	0.6
Beverages-Non-alcoholic	0.6
Medical Products	0.6
Apparel Manufacturers	0.6
Computers-Memory Devices	0.6
Retail-Building Products	0.6
Retail-Sporting Goods	0.6
Medical-Wholesale Drug Distribution	0.5
Multimedia	0.5
Building & Construction Products-Misc.	0.5

Housewares	0.5%
Building Products-Air & Heating	0.5
Electric-Integrated	0.4
Gambling (Non-Hotel)	0.4
Chemicals-Specialty	0.4
Beverages-Wine/Spirits	0.3
Retail-Drug Store	0.3
Transport-Services	0.3
U.S. Government Agencies	0.3
Coatings/Paint	0.3
Oil Companies-Exploration & Production	0.3

100.1%

*	Calculated as a percentage of net assets

275

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.8%
Aerospace/Defense — 1.9%
Northrop Grumman Corp.	30,394	$6,962,658
Spirit AeroSystems Holdings, Inc., Class A	45,345	2,722,967

		9,685,625

Aerospace/Defense-Equipment — 1.3%
Orbital ATK, Inc.	17,156	1,491,714
United Technologies Corp.	47,679	5,228,956

		6,720,670

Agricultural Chemicals — 1.4%
Monsanto Co.	64,489	6,984,804

Agricultural Operations — 1.1%
Archer-Daniels-Midland Co.	132,763	5,876,090

Airlines — 1.3%
Copa Holdings SA, Class A	26,151	2,549,461
Delta Air Lines, Inc.	87,825	4,148,853

		6,698,314

Apparel Manufacturers — 0.6%
Michael Kors Holdings, Ltd.†	73,432	3,143,624

Applications Software — 4.9%
Intuit, Inc.	61,283	7,266,938
Microsoft Corp.	275,106	17,785,603

		25,052,541

Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.	22,936	3,258,976

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	13,951	579,943
PepsiCo, Inc.	25,639	2,660,816

		3,240,759

Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	12,029	1,801,463

Building & Construction Products-Misc. — 0.5%
Owens Corning	47,262	2,611,226

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	15,180	2,380,376

Cable/Satellite TV — 4.5%
Charter Communications, Inc., Class A†	28,718	9,303,196
Comcast Corp., Class A	181,539	13,691,671

		22,994,867

Chemicals-Diversified — 0.7%
FMC Corp.	57,231	3,443,017

Chemicals-Specialty — 0.4%
Univar, Inc.†	61,431	1,831,872

Coatings/Paint — 0.3%
Sherwin-Williams Co.	4,886	1,484,416

Commercial Services-Finance — 2.4%
FleetCor Technologies, Inc.†	42,623	6,286,466
Global Payments, Inc.	79,560	6,148,397

		12,434,863

Computer Services — 2.3%
Accenture PLC, Class A	59,225	6,743,951

Security Description	Shares	Value (Note 3)
Computer Services (continued)
Cognizant Technology Solutions Corp., Class A†	100,310	$5,275,303

		12,019,254

Computers — 4.6%
Apple, Inc.	192,808	23,397,251

Computers-Integrated Systems — 0.9%
NCR Corp.†	105,644	4,544,805

Computers-Memory Devices — 0.6%
NetApp, Inc.	79,003	3,027,395

Consulting Services — 0.8%
Gartner, Inc.†	39,564	3,931,079

Cosmetics & Toiletries — 1.4%
Coty, Inc., Class A	59,769	1,147,565
Estee Lauder Cos., Inc., Class A	74,075	6,015,631

		7,163,196

Cruise Lines — 0.9%
Carnival Corp.	86,034	4,764,563

Diagnostic Equipment — 1.2%
Thermo Fisher Scientific, Inc.	42,029	6,404,799

Diversified Banking Institutions — 1.7%
Bank of America Corp.	287,565	6,510,472
Morgan Stanley	47,264	2,008,247

		8,518,719

Diversified Manufacturing Operations — 0.7%
Textron, Inc.	76,920	3,643,700

E-Commerce/Products — 3.2%
Amazon.com, Inc.†	20,066	16,523,950

E-Commerce/Services — 1.6%
Priceline Group, Inc.†	5,266	8,294,635

Electric-Integrated — 0.4%
AES Corp.	191,069	2,185,829

Electronic Components-Semiconductors — 2.5%
NVIDIA Corp.	68,341	7,461,471
Texas Instruments, Inc.	68,069	5,141,932

		12,603,403

Electronic Forms — 1.3%
Adobe Systems, Inc.†	60,016	6,804,614

Entertainment Software — 1.6%
Electronic Arts, Inc.†	96,687	8,066,596

Finance-Credit Card — 1.8%
Discover Financial Services	76,557	5,303,869
Visa, Inc., Class A	46,307	3,830,052

		9,133,921

Food-Confectionery — 1.0%
J.M. Smucker Co.	38,390	5,215,282

Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	78,850	3,491,478

Gambling (Non-Hotel) — 0.4%
International Game Technology PLC	82,232	2,171,747

Hotels/Motels — 0.7%
Marriott International, Inc., Class A	39,760	3,363,696

276

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Housewares — 0.5%
Tupperware Brands Corp.	40,444	$2,441,200

Industrial Gases — 1.2%
Air Products & Chemicals, Inc.	42,721	5,970,687

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	38,337	4,029,602

Insurance-Multi-line — 0.9%
MetLife, Inc.	82,483	4,487,900

Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	144,216	18,794,229

Machinery-General Industrial — 0.7%
Roper Technologies, Inc.	17,591	3,374,833

Medical Instruments — 2.0%
Edwards Lifesciences Corp.†	63,290	6,091,030
Medtronic PLC	55,922	4,251,190

		10,342,220

Medical Products — 0.6%
Stryker Corp.	26,082	3,221,909

Medical-Biomedical/Gene — 5.0%
Amgen, Inc.	24,298	3,807,011
Biogen, Inc.†	12,585	3,489,065
Celgene Corp.†	82,505	9,582,956
Gilead Sciences, Inc.	122,116	8,847,304

		25,726,336

Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	11,896	584,808
Eli Lilly & Co.	119,845	9,231,660
Merck & Co., Inc.	99,982	6,197,884

		16,014,352

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	47,495	7,698,940

Medical-Hospitals — 1.2%
HCA Holdings, Inc.†	74,101	5,948,828

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	19,674	2,737,637

Multimedia — 0.5%
Walt Disney Co.	23,663	2,618,311

Networking Products — 1.0%
Cisco Systems, Inc.	160,286	4,923,986

Oil Companies-Exploration & Production — 0.3%
Parsley Energy, Inc., Class A†	38,768	1,365,409

Pharmacy Services — 0.9%
Express Scripts Holding Co.†	70,528	4,857,969

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc.	26,897	2,980,725
Equity LifeStyle Properties, Inc.	29,188	2,158,161
Simon Property Group, Inc.	25,745	4,731,159

		9,870,045

Rental Auto/Equipment — 1.3%
United Rentals, Inc.†	53,455	6,762,592

Retail-Apparel/Shoe — 2.1%
lululemon athletica, Inc.†	87,097	5,879,918
Ross Stores, Inc.	29,706	1,963,864

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Apparel/Shoe (continued)
Urban Outfitters, Inc.†	107,520	$2,853,581

		10,697,363

Retail-Auto Parts — 1.4%
AutoZone, Inc.†	10,183	7,382,471

Retail-Building Products — 0.6%
Home Depot, Inc.	21,702	2,985,761

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	85,114	3,789,275

Retail-Discount — 1.0%
Costco Wholesale Corp.	10,938	1,793,285
Dollar Tree, Inc.†	41,507	3,203,925

		4,997,210

Retail-Drug Store — 0.3%
CVS Health Corp.	20,887	1,646,104

Retail-Restaurants — 2.7%
Brinker International, Inc.	97,486	4,338,127
Domino’s Pizza, Inc.	40,840	7,128,214
Yum! Brands, Inc.	38,878	2,547,675

		14,014,016

Retail-Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.	56,970	2,939,652

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	155,470	7,619,585

Tobacco — 2.4%
Altria Group, Inc.	107,547	7,655,195
Philip Morris International, Inc.	49,923	4,799,098

		12,454,293

Transport-Rail — 0.8%
Union Pacific Corp.	40,975	4,367,116

Transport-Services — 0.3%
FedEx Corp.	8,349	1,578,879

Web Portals/ISP — 3.5%
Alphabet, Inc., Class A†	9,920	8,136,285
Alphabet, Inc., Class C†	12,585	10,027,602

		18,163,887

X-Ray Equipment — 0.7%
Hologic, Inc.†	84,179	3,411,775

Total Long-Term Investment Securities (cost $444,072,141)		512,147,787

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank 0.44% due 02/01/2017 (cost $1,549,000)	$1,549,000	1,549,000

TOTAL INVESTMENTS (cost $445,621,141)(1)	100.1%	513,696,787
Liabilities in excess of other assets	(0.1)	(315,632)

NET ASSETS	100.0%	$513,381,155

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

277

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$512,147,787	$—	$—	$512,147,787
Short-Term Investment Securities	—	1,549,000	—	1,549,000

Total Investments at Value	$512,147,787	$1,549,000	$—	$513,696,787

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

278

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	98.5%
Time Deposits	1.1
Hotels/Motels	0.4

100.0%

*	Calculated as a percentage of net assets

279

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.9%
Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	27,100	$1,560,418

Real Estate Investment Trusts — 98.5%
Agree Realty Corp.	120,800	5,665,520
American Assets Trust, Inc.	109,400	4,696,542
American Homes 4 Rent, Class A	137,100	3,054,588
American Tower Corp.	18,000	1,863,000
Apartment Investment & Management Co., Class A	163,700	7,214,259
AvalonBay Communities, Inc.	106,125	18,392,524
Boston Properties, Inc.	131,342	17,192,668
Brixmor Property Group, Inc.	273,400	6,597,142
CareTrust REIT, Inc.	124,600	1,888,936
Cedar Realty Trust, Inc.	462,208	2,777,870
Colony NorthStar, Inc., Class A	34,588	481,465
CoreCivic, Inc.	164,000	4,762,560
CoreSite Realty Corp.	93,400	8,044,542
Corporate Office Properties Trust	70,500	2,243,310
DCT Industrial Trust, Inc.	266,698	11,918,734
DDR Corp.	292,940	4,446,829
DiamondRock Hospitality Co.	406,900	4,585,763
Douglas Emmett, Inc.	222,500	8,419,400
Duke Realty Corp.	275,800	6,710,214
Empire State Realty Trust, Inc., Class A	170,400	3,491,496
Equinix, Inc.	54,200	20,865,916
Equity LifeStyle Properties, Inc.	85,996	6,358,544
Equity Residential	84,054	5,107,962
Essex Property Trust, Inc.	37,313	8,369,306
Extra Space Storage, Inc.	200,229	14,426,500
FelCor Lodging Trust, Inc.	529,772	4,079,244
Gaming and Leisure Properties, Inc.	106,100	3,355,943
GGP, Inc.	74,800	1,858,032
Gramercy Property Trust	96,766	2,548,816
Healthcare Realty Trust, Inc.	351,000	10,603,710
Highwoods Properties, Inc.	109,100	5,608,831
Host Hotels & Resorts, Inc.	342,187	6,183,319
Hudson Pacific Properties, Inc.	219,200	7,761,872
Liberty Property Trust	70,200	2,694,978
Mack-Cali Realty Corp.	212,289	5,948,338
Mid-America Apartment Communities, Inc.	134,575	12,777,896

Security Description	Shares/ Principal Amount	Value (Note 3)

Real Estate Investment Trusts (continued)
Monogram Residential Trust, Inc.	189,400	$1,926,198
National Retail Properties, Inc.	235,100	10,250,360
New York REIT, Inc.	110,600	1,100,470
Outfront Media, Inc.	181,100	4,967,573
Pennsylvania Real Estate Investment Trust	169,000	3,026,790
Prologis, Inc.	122,867	6,002,053
Public Storage	47,342	10,178,530
Sabra Health Care REIT, Inc.	261,893	6,652,082
Simon Property Group, Inc.	176,169	32,374,577
Spirit Realty Capital, Inc.	236,900	2,492,188
Sunstone Hotel Investors, Inc.	329,400	4,848,768
Taubman Centers, Inc.	94,374	6,685,454
Terreno Realty Corp.	149,680	4,069,799
Urban Edge Properties	432,750	12,104,018
Ventas, Inc.	306,545	18,904,630
VEREIT, Inc.	1,451,153	12,378,335
Vornado Realty Trust	39,300	4,177,983
Washington Real Estate Investment Trust	111,600	3,509,820
Welltower, Inc.	115,064	7,628,743

		396,274,940

Total Long-Term Investment Securities (cost $383,743,718)		397,835,358

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $4,215,000)	$4,215,000	4,215,000

TOTAL INVESTMENTS (cost $387,958,718)(1)	100.0%	402,050,358
Other assets less liabilities	0.0	138,268

NET ASSETS	100.0%	$402,188,626

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$397,835,358	$—	$—	$397,835,358
Short-Term Investment Securities	—	4,215,000	—	4,215,000

Total Investments at Value	$397,835,358	$4,215,000	$—	$402,050,358

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

280

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	11.5%
Chemicals-Specialty	5.0
Real Estate Investment Trusts	4.5
Semiconductor Equipment	4.1
Oil Companies-Exploration & Production	3.3
Building & Construction Products-Misc.	3.3
Oil-Field Services	3.3
Insurance-Reinsurance	3.1
Recreational Vehicles	3.1
Food-Meat Products	2.8
Aerospace/Defense-Equipment	2.6
Electric-Integrated	2.3
Gas-Distribution	2.3
Containers-Metal/Glass	2.2
U.S. Government Agencies	2.1
Disposable Medical Products	2.0
Insurance-Multi-line	1.9
Medical Products	1.9
Aerospace/Defense	1.8
Steel Pipe & Tube	1.8
Engineering/R&D Services	1.7
Diversified Manufacturing Operations	1.6
Transport-Truck	1.6
Gold Mining	1.5
Metal Processors & Fabrication	1.5
Building-Mobile Home/Manufactured Housing	1.5
Airlines	1.4
Machinery-Construction & Mining	1.3
Retail-Apparel/Shoe	1.3
Insurance-Property/Casualty	1.3
Computers-Integrated Systems	1.3
Building-Heavy Construction	1.2
Batteries/Battery Systems	1.2
Rental Auto/Equipment	1.1
Food-Misc./Diversified	1.1
Building Products-Wood	1.1
Chemicals-Plastics	1.0
Machine Tools & Related Products	0.9
Building-Residential/Commercial	0.9
Repurchase Agreements	0.9
Home Furnishings	0.8
Machinery-General Industrial	0.8
Vitamins & Nutrition Products	0.7
Machinery-Electrical	0.7
Environmental Monitoring & Detection	0.7
Building Products-Doors & Windows	0.7
Telecom Services	0.6
Miscellaneous Manufacturing	0.6
Insurance Brokers	0.5
Wire & Cable Products	0.5
Consulting Services	0.4
Retail-Restaurants	0.4
Machinery-Farming	0.4
Oil & Gas Drilling	0.3
Water	0.3
Food-Flour & Grain	0.2
Instruments-Controls	0.2
Electronic Components-Misc.	0.2
Oil Field Machinery & Equipment	0.2
Electronic Design Automation	0.1
Auto/Truck Parts & Equipment-Original	0.1
Savings & Loans/Thrifts	0.1

99.8%

*	Calculated as a percentage of net assets

281

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 96.0%
Aerospace/Defense — 1.8%
Cubic Corp.	80,300	$3,818,265
Esterline Technologies Corp.†	48,500	4,154,025

		7,972,290

Aerospace/Defense-Equipment — 2.6%
AAR Corp.	348,900	11,161,311

Airlines — 1.4%
Spirit Airlines, Inc.†	113,100	6,111,924

Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc.	23,100	306,999

Banks-Commercial — 11.5%
Access National Corp.	15,200	405,536
BNC Bancorp	222,900	7,857,225
Bryn Mawr Bank Corp.	13,900	556,695
Chemical Financial Corp.	209,900	10,375,357
Columbia Banking System, Inc.	185,400	7,371,504
First Horizon National Corp.	455,800	9,116,000
First of Long Island Corp.	35,450	960,695
German American Bancorp, Inc.	9,200	441,508
Lakeland Financial Corp.	169,350	7,522,527
Middleburg Financial Corp.	8,500	291,890
Peoples Bancorp, Inc.	86,000	2,670,300
TrustCo Bank Corp. NY	133,956	1,125,230
Washington Trust Bancorp, Inc.	34,491	1,879,760

		50,574,227

Batteries/Battery Systems — 1.2%
EnerSys	66,000	5,144,700

Building & Construction Products-Misc. — 3.3%
Armstrong Flooring, Inc.†	150,881	3,173,028
Gibraltar Industries, Inc.†	115,900	5,088,010
Simpson Manufacturing Co., Inc.	142,810	6,215,091

		14,476,129

Building Products-Doors & Windows — 0.7%
Griffon Corp.	113,068	2,877,581

Building Products-Wood — 1.1%
Universal Forest Products, Inc.	45,482	4,625,974

Building-Heavy Construction — 1.2%
Granite Construction, Inc.	92,800	5,208,864

Building-Mobile Home/Manufactured Housing — 1.5%
Thor Industries, Inc.	52,640	5,448,240
Winnebago Industries, Inc.	28,700	901,180

		6,349,420

Building-Residential/Commercial — 0.9%
M/I Homes, Inc.†	157,300	3,954,522

Chemicals-Plastics — 1.0%
A. Schulman, Inc.	14,188	489,486
Landec Corp.†	306,000	3,855,600

		4,345,086

Chemicals-Specialty — 5.0%
H.B. Fuller Co.	32,500	1,604,525
Ingevity Corp.†	55,900	3,107,481
Minerals Technologies, Inc.	15,700	1,258,355
Sensient Technologies Corp.	127,300	9,770,275
Stepan Co.	13,300	1,038,863
Versum Materials, Inc.†	182,700	5,106,465

		21,885,964

Security Description	Shares	Value (Note 3)
Computers-Integrated Systems — 1.3%
NetScout Systems, Inc.†	166,600	$5,547,780

Consulting Services — 0.4%
Huron Consulting Group, Inc.†	40,400	1,830,120

Containers-Metal/Glass — 2.2%
Gerresheimer AG	120,200	9,760,237

Disposable Medical Products — 2.0%
STERIS PLC	121,600	8,612,928

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	57,700	6,295,647
Federal Signal Corp.	59,200	919,968

		7,215,615

Electric-Integrated — 2.3%
IDACORP, Inc.	125,611	10,051,392

Electronic Components-Misc. — 0.2%
Gentex Corp.	41,400	864,846
Rogers Corp.†	500	39,975

		904,821

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	13,000	479,830

Engineering/R&D Services — 1.7%
Argan, Inc.	6,400	472,000
EMCOR Group, Inc.	99,600	6,941,124

		7,413,124

Environmental Monitoring & Detection — 0.7%
MSA Safety, Inc.	40,523	2,891,316

Food-Flour & Grain — 0.2%
GrainCorp., Ltd., Class A	140,939	1,016,506

Food-Meat Products — 2.8%
Maple Leaf Foods, Inc.	537,400	12,319,417

Food-Misc./Diversified — 1.1%
AGT Food & Ingredients, Inc.	57,700	1,579,018
Dairy Crest Group PLC	437,200	3,275,234

		4,854,252

Gas-Distribution — 2.3%
Spire, Inc.	154,000	10,010,000

Gold Mining — 1.5%
Detour Gold Corp.†	243,300	3,300,092
OceanaGold Corp.	992,900	3,448,921

		6,749,013

Home Furnishings — 0.8%
Hooker Furniture Corp.	25,300	839,960
La-Z-Boy, Inc.	96,500	2,759,900

		3,599,860

Instruments-Controls — 0.2%
Watts Water Technologies, Inc., Class A	14,800	976,800

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	2,298,541

Insurance-Multi-line — 1.9%
Horace Mann Educators Corp.	77,200	3,192,220
Old Republic International Corp.	254,100	5,285,280

		8,477,500

282

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 1.3%
Hanover Insurance Group, Inc.	66,300	$5,565,222

Insurance-Reinsurance — 3.1%
Aspen Insurance Holdings, Ltd.	147,500	8,319,000
Endurance Specialty Holdings, Ltd.	2,459	227,925
Validus Holdings, Ltd.	91,558	5,218,806

		13,765,731

Machine Tools & Related Products — 0.9%
Kennametal, Inc.	115,600	4,131,544

Machinery-Construction & Mining — 1.3%
Astec Industries, Inc.	82,000	5,738,360

Machinery-Electrical — 0.7%
Franklin Electric Co., Inc.	32,900	1,327,515
Regal Beloit Corp.	22,800	1,655,280

		2,982,795

Machinery-Farming — 0.4%
Lindsay Corp.	21,200	1,597,208

Machinery-General Industrial — 0.8%
Manitowoc Co., Inc.†	158,800	1,084,604
Zebra Technologies Corp., Class A†	27,500	2,300,925

		3,385,529

Medical Products — 1.9%
Hill-Rom Holdings, Inc.	140,200	8,253,574

Metal Processors & Fabrication — 1.5%
Mueller Industries, Inc.	158,500	6,381,210

Miscellaneous Manufacturing — 0.6%
AptarGroup, Inc.	16,600	1,211,302
Hillenbrand, Inc.	38,400	1,403,520

		2,614,822

Oil & Gas Drilling — 0.3%
Rowan Cos. PLC, Class A†	83,000	1,487,360

Oil Companies-Exploration & Production — 2.5%
Energen Corp.†	84,700	4,564,483
Unit Corp.†	249,800	6,494,800

		11,059,283

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	26,000	746,200

Oil-Field Services — 3.3%
Helix Energy Solutions Group, Inc.†	273,000	2,315,040
Hunting PLC	784,921	5,485,174
Oil States International, Inc.†	167,100	6,600,450

		14,400,664

Real Estate Investment Trusts — 4.5%
Brandywine Realty Trust	361,600	5,821,760
LTC Properties, Inc.	242,000	11,294,140
Sunstone Hotel Investors, Inc.	176,200	2,593,664

		19,709,564

Recreational Vehicles — 3.1%
BRP, Inc.†	356,000	7,192,499
Brunswick Corp.	19,600	1,173,256
LCI Industries	48,800	5,355,800

		13,721,555

Security Description	Shares/ Principal Amount	Value (Note 3)
Rental Auto/Equipment — 1.1%
McGrath RentCorp	130,610	$4,999,751

Retail-Apparel/Shoe — 1.3%
Caleres, Inc.	110,700	3,404,025
Cato Corp., Class A	40,700	1,033,373
Finish Line, Inc., Class A	55,700	958,040
Genesco, Inc.†	4,700	282,940

		5,678,378

Retail-Leisure Products — 0.0%
West Marine, Inc.†	4,900	45,423

Retail-Restaurants — 0.4%
Brinker International, Inc.	38,700	1,722,150

Savings & Loans/Thrifts — 0.1%
EverBank Financial Corp.	11,200	217,616

Semiconductor Equipment — 4.1%
Cohu, Inc.	161,000	2,125,200
Kulicke & Soffa Industries, Inc.†	192,900	3,391,182
MKS Instruments, Inc.	137,700	9,074,430
Photronics, Inc.†	305,400	3,512,100

		18,102,912

Steel Pipe & Tube — 1.8%
Mueller Water Products, Inc., Class A	577,000	7,766,420

Telecom Services — 0.6%
ORBCOMM, Inc.†	346,000	2,826,820

Transport-Truck — 1.6%
Saia, Inc.†	144,219	6,929,723

Vitamins & Nutrition Products — 0.7%
Omega Protein Corp.†	129,400	3,228,530

Water — 0.3%
Connecticut Water Service, Inc.	23,500	1,269,940

Wire & Cable Products — 0.5%
Encore Wire Corp.	5,800	245,050
Insteel Industries, Inc.	46,600	1,726,064

		1,971,114

Total Common Stocks (cost $329,168,844)		420,303,441

U.S. CORPORATE BONDS & NOTES — 0.8%
Oil Companies-Exploration & Production — 0.8%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $3,439,512)	$3,675,000	3,647,437

Total Long-Term Investment Securities (cost $332,608,356)		423,950,878

SHORT-TERM INVESTMENT SECURITIES — 2.1%
U.S. Government Agencies — 2.1%
Federal Home Loan Bank Disc. Notes 0.46% due 02/01/2017 (cost $9,400,000)	9,400,000	9,400,000

283

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $3,708,003 and collateralized by $3,700,000 of United States Treasury Notes, bearing interest at 1.75% due 08/15/2044 and having an approximate value of $3,786,377 (cost $3,708,000)	$3,708,000	$3,708,000

TOTAL INVESTMENTS (cost $345,716,356)(1)	99.8%	437,058,878
Other assets less liabilities	0.2	923,323

NET ASSETS	100.0%	$437,982,201

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$420,303,441	$—	$—	$420,303,441
U.S. Corporate Bonds & Notes	—	3,647,437	—	3,647,437
Short-Term Investment Securities	—	9,400,000	—	9,400,000
Repurchase Agreements	—	3,708,000	—	3,708,000

Total Investments at Value	$420,303,441	$16,755,437	$—	$437,058,878

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $16,261,917 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

284

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.7%
Medical-Biomedical/Gene	5.1
Electronic Components-Semiconductors	4.1
Entertainment Software	3.4
Banks-Commercial	3.1
Textile-Home Furnishings	2.9
Repurchase Agreements	2.8
Building Products-Cement	2.6
Non-Hazardous Waste Disposal	2.6
Medical-Drugs	2.5
Distribution/Wholesale	2.5
Enterprise Software/Service	2.5
Semiconductor Equipment	2.4
Finance-Investment Banker/Broker	2.4
Oil Companies-Exploration & Production	2.4
Medical-Hospitals	2.2
Hotels/Motels	2.1
Retail-Apparel/Shoe	1.8
Electronic Connectors	1.8
Retail-Auto Parts	1.7
Retail-Discount	1.6
Building Products-Air & Heating	1.6
Commercial Services	1.6
Aerospace/Defense-Equipment	1.5
Auto/Truck Parts & Equipment-Original	1.5
Lighting Products & Systems	1.5
Applications Software	1.4
Consulting Services	1.4
Tools-Hand Held	1.4
Apparel Manufacturers	1.4
Medical-HMO	1.3
Airlines	1.3
Real Estate Management/Services	1.3
Building & Construction Products-Misc.	1.3
Investment Management/Advisor Services	1.3
Web Hosting/Design	1.3
Medical Instruments	1.2
Electronic Components-Misc.	1.1
Retail-Perfume & Cosmetics	1.1
Internet Security	1.1
Machinery-General Industrial	1.0
Finance-Other Services	1.0
Computer Software	1.0
Retail-Convenience Store	1.0
Cruise Lines	1.0
Dental Supplies & Equipment	1.0
Diversified Manufacturing Operations	0.9
Transport-Truck	0.9
Food-Meat Products	0.9
Rental Auto/Equipment	0.8
Investment Companies	0.8
Medical-Wholesale Drug Distribution	0.8
Retail-Major Department Stores	0.7
Networking Products	0.7
E-Commerce/Products	0.6
Auto-Cars/Light Trucks	0.6
Machinery-Construction & Mining	0.6
Building-Residential/Commercial	0.5
Beverages-Non-alcoholic	0.5

Food-Retail	0.5%
Building-Mobile Home/Manufactured Housing	0.3
Real Estate Investment Trusts	0.3
Gambling (Non-Hotel)	0.1

100.3%

*	Calculated as a percentage of net assets

285

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.5%
Aerospace/Defense-Equipment — 1.5%
Harris Corp.	32,100	$3,296,991
HEICO Corp., Class A	29,600	1,962,480

		5,259,471

Airlines — 1.3%
Southwest Airlines Co.	86,900	4,545,739

Apparel Manufacturers — 1.4%
Gildan Activewear, Inc.	118,894	3,111,456
VF Corp.	30,000	1,544,400

		4,655,856

Applications Software — 1.4%
ServiceNow, Inc.†	53,400	4,839,108

Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	7,600	1,914,668

Auto/Truck Parts & Equipment-Original — 1.5%
Mobileye NV†	34,300	1,473,528
WABCO Holdings, Inc.†	34,700	3,783,341

		5,256,869

Banks-Commercial — 3.1%
East West Bancorp, Inc.	80,600	4,146,064
First Republic Bank	19,852	1,872,639
Signature Bank†	29,800	4,694,096

		10,712,799

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	37,200	1,584,720

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.	81,300	4,482,069

Building Products-Air & Heating — 1.6%
Lennox International, Inc.	35,200	5,519,712

Building Products-Cement — 2.6%
Eagle Materials, Inc.	45,100	4,716,558
Vulcan Materials Co.	33,400	4,286,222

		9,002,780

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	10,850	1,122,975

Building-Residential/Commercial — 0.5%
Lennar Corp., Class A	39,700	1,772,605

Commercial Services — 1.6%
Aramark	87,100	2,947,464
CoStar Group, Inc.†	12,531	2,532,515

		5,479,979

Commercial Services-Finance — 5.7%
Equifax, Inc.	35,700	4,186,896
Global Payments, Inc.	43,400	3,353,952
S&P Global, Inc.	37,000	4,446,660
Vantiv, Inc., Class A†	119,000	7,406,560

		19,394,068

Computer Software — 1.0%
Splunk, Inc.†	58,700	3,396,382

Consulting Services — 1.4%
Gartner, Inc.†	47,800	4,749,408

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	69,441	3,263,727

Security Description	Shares	Value (Note 3)

Dental Supplies & Equipment — 1.0%
DENTSPLY SIRONA, Inc.	57,221	$3,244,431

Distribution/Wholesale — 2.5%
HD Supply Holdings, Inc.†	106,600	4,509,180
LKQ Corp.†	129,400	4,129,154

		8,638,334

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	29,500	3,218,745

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	47,200	1,961,632

Electronic Components-Misc. — 1.1%
Corning, Inc.	141,900	3,758,931

Electronic Components-Semiconductors — 4.1%
Broadcom, Ltd.	9,600	1,915,200
Cavium, Inc.†	52,000	3,442,920
NVIDIA Corp.	78,600	8,581,548

		13,939,668

Electronic Connectors — 1.8%
Amphenol Corp., Class A	90,300	6,094,347

Enterprise Software/Service — 2.5%
Atlassian Corp. PLC, Class A†	68,800	1,900,944
Guidewire Software, Inc.†	41,800	2,187,394
Veeva Systems, Inc., Class A†	49,100	2,078,403
Workday, Inc., Class A†	29,600	2,459,464

		8,626,205

Entertainment Software — 3.4%
Electronic Arts, Inc.†	111,900	9,335,817
Take-Two Interactive Software, Inc.†	44,500	2,387,425

		11,723,242

Finance-Investment Banker/Broker — 2.4%
Lazard, Ltd., Class A	65,415	2,778,829
TD Ameritrade Holding Corp.	113,700	5,247,255

		8,026,084

Finance-Other Services — 1.0%
Nasdaq, Inc.	48,800	3,442,352

Food-Meat Products — 0.9%
Tyson Foods, Inc., Class A	49,400	3,101,826

Food-Retail — 0.5%
Sprouts Farmers Market, Inc.†	83,700	1,562,679

Gambling (Non-Hotel) — 0.1%
Red Rock Resorts, Inc., Class A	18,200	427,336

Hotels/Motels — 2.1%
Hilton Grand Vacations, Inc.†	37,140	1,089,316
Hilton Worldwide Holdings, Inc.	103,366	5,951,815

		7,041,131

Internet Security — 1.1%
Palo Alto Networks, Inc.†	25,300	3,733,268

Investment Companies — 0.8%
Oaktree Capital Group LLC	67,300	2,840,060

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	28,500	4,342,260

Lighting Products & Systems — 1.5%
Acuity Brands, Inc.	23,900	4,952,797

286

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.6%
Oshkosh Corp.	27,300	$1,900,899

Machinery-General Industrial — 1.0%
Middleby Corp.†	26,200	3,515,516

Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	18,500	1,780,440
Intuitive Surgical, Inc.†	3,200	2,216,608

		3,997,048

Medical-Biomedical/Gene — 5.1%
BioMarin Pharmaceutical, Inc.†	39,400	3,452,622
Illumina, Inc.†	33,520	5,366,552
Incyte Corp.†	18,900	2,290,869
Intercept Pharmaceuticals, Inc.†	16,200	1,777,950
Kite Pharma, Inc.†	42,900	2,186,613
Vertex Pharmaceuticals, Inc.†	29,043	2,493,923

		17,568,529

Medical-Drugs — 2.5%
ACADIA Pharmaceuticals, Inc.†	46,600	1,611,894
Horizon Pharma PLC†	122,100	1,998,777
Jazz Pharmaceuticals PLC†	21,846	2,663,464
Patheon NV†	84,600	2,427,174

		8,701,309

Medical-HMO — 1.3%
Centene Corp.†	17,700	1,119,879
Humana, Inc.	17,320	3,438,020

		4,557,899

Medical-Hospitals — 2.2%
Acadia Healthcare Co., Inc.†	117,100	4,493,127
Envision Healthcare Corp.†	45,456	3,091,008

		7,584,135

Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	85,900	2,736,774

Networking Products — 0.7%
Arista Networks, Inc.†	26,600	2,500,400

Non-Hazardous Waste Disposal — 2.6%
Waste Connections, Inc.	111,400	8,945,420

Oil Companies-Exploration & Production — 2.4%
Concho Resources, Inc.†	40,900	5,703,096
Range Resources Corp.	71,800	2,322,012

		8,025,108

Real Estate Investment Trusts — 0.3%
Park Hotels & Resorts, Inc.	38,280	1,038,919

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	148,400	4,505,424

Rental Auto/Equipment — 0.8%
United Rentals, Inc.†	22,800	2,884,428

Retail-Apparel/Shoe — 1.8%
Ross Stores, Inc.	95,000	6,280,450

Retail-Auto Parts — 1.7%
O’Reilly Automotive, Inc.†	22,300	5,848,621

Retail-Convenience Store — 1.0%
Casey’s General Stores, Inc.	29,400	3,378,060

Security Description	Shares/ Principal Amount	Value (Note 3)

Retail-Discount — 1.6%
Dollar General Corp.	75,800	$5,595,556

Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	57,100	2,524,962

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	13,800	3,757,464

Semiconductor Equipment — 2.4%
Applied Materials, Inc.	111,500	3,818,875
Lam Research Corp.	37,100	4,261,306

		8,080,181

Textile-Home Furnishings — 2.9%
Mohawk Industries, Inc.†	45,900	9,907,056

Tools-Hand Held — 1.4%
Stanley Black & Decker, Inc.	37,800	4,687,200

Transport-Truck — 0.9%
Old Dominion Freight Line, Inc.†	35,700	3,151,596

Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	121,200	4,330,476

Total Long-Term Investment Securities (cost $299,176,835)		333,631,693

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $9,422,008, and collateralized by $9,700,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2044 and having an approximate value of $9,611,652. (cost $9,422,000)	$9,422,000	9,422,000

TOTAL INVESTMENTS (cost $308,598,835)(1)	100.3%	343,053,693
Liabilities in excess of other assets	(0.3)	(919,079)

NET ASSETS	100.0%	$342,134,614

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

287

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (See Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$333,631,693	$—	$—	$333,631,693
Repurchase Agreements	—	9,422,000	—	9,422,000

Total Investments at Value*	$333,631,693	$9,422,000	$—	$343,053,693

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

288

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Commercial Services-Finance	7.3%
Medical-Biomedical/Gene	4.4
Enterprise Software/Service	3.5
Distribution/Wholesale	3.4
Resorts/Theme Parks	3.4
Applications Software	2.6
Non-Hazardous Waste Disposal	2.5
Repurchase Agreements	2.5
Finance-Investment Banker/Broker	2.4
Diversified Manufacturing Operations	2.4
Aerospace/Defense-Equipment	2.4
Retail-Restaurants	2.2
Lighting Products & Systems	2.2
Containers-Paper/Plastic	2.1
Medical Instruments	1.9
Entertainment Software	1.8
Chemicals-Specialty	1.8
Schools	1.8
Theaters	1.7
Airlines	1.7
Auction Houses/Art Dealers	1.7
Electronic Security Devices	1.7
Commercial Services	1.6
Computer Services	1.6
Finance-Other Services	1.6
Telephone-Integrated	1.6
Miscellaneous Manufacturing	1.6
Building-Mobile Home/Manufactured Housing	1.6
Electric Products-Misc.	1.6
Building Products-Doors & Windows	1.5
E-Commerce/Services	1.5
Data Processing/Management	1.4
Retail-Apparel/Shoe	1.4
Finance-Consumer Loans	1.3
Web Hosting/Design	1.3
Medical-HMO	1.3
Building Products-Cement	1.3
Telecom Equipment-Fiber Optics	1.3
Electronic Components-Semiconductors	1.2
Real Estate Management/Services	1.2
Medical-Outpatient/Home Medical	1.2
Industrial Automated/Robotic	1.2
Electronic Measurement Instruments	1.2
Medical Products	1.2
Beverages-Wine/Spirits	1.1
Drug Delivery Systems	1.1
Diagnostic Equipment	1.1
Medical-Hospitals	1.0
E-Services/Consulting	1.0
Oil Companies-Exploration & Production	1.0
Cruise Lines	1.0
Web Portals/ISP	0.9
Transport-Rail	0.8
Financial Guarantee Insurance	0.7
Computers-Other	0.7
Health Care Cost Containment	0.7
Disposable Medical Products	0.6
Water Treatment Systems	0.3
Medical-Drugs	0.2
Therapeutics	0.2

100.5%

*	Calculated as a percentage of net assets

289

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.0%
Aerospace/Defense-Equipment — 2.4%
Harris Corp.	11,067	$1,136,691
Orbital ATK, Inc.	12,027	1,045,748

		2,182,439

Airlines — 1.7%
Spirit Airlines, Inc.†	28,456	1,537,762

Applications Software — 2.6%
PTC, Inc.†	26,980	1,418,339
Twilio, Inc., Class A†	32,940	949,660

		2,367,999

Auction Houses/Art Dealers — 1.7%
KAR Auction Services, Inc.	33,759	1,537,722

Beverages-Wine/Spirits — 1.1%
Constellation Brands, Inc., Class A	7,016	1,050,716

Building Products-Cement — 1.3%
Vulcan Materials Co.	9,410	1,207,585

Building Products-Doors & Windows — 1.5%
Masonite International Corp.†	21,265	1,416,249

Building-Mobile Home/Manufactured Housing — 1.6%
Thor Industries, Inc.	14,070	1,456,245

Chemicals-Specialty — 1.8%
Albemarle Corp.	6,180	572,515
Univar, Inc.†	33,650	1,134,949

		1,707,464

Commercial Services — 1.6%
CoStar Group, Inc.†	7,555	1,526,865

Commercial Services-Finance — 7.3%
Euronet Worldwide, Inc.†	16,561	1,184,443
MarketAxess Holdings, Inc.	5,530	1,035,492
Total System Services, Inc.	28,420	1,440,326
TransUnion†	40,686	1,282,829
WEX, Inc.†	15,997	1,828,937

		6,772,027

Computer Services — 1.6%
EPAM Systems, Inc.†	20,849	1,341,842
SecureWorks Corp., Class A†	15,079	155,917

		1,497,759

Computers-Other — 0.7%
3D Systems Corp.†	37,050	610,955

Containers-Paper/Plastic — 2.1%
Berry Plastics Group, Inc.†	37,480	1,912,604

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	18,930	889,710

Data Processing/Management — 1.4%
Acxiom Corp.†	51,403	1,341,618

Diagnostic Equipment — 1.1%
VWR Corp.†	37,765	978,491

Disposable Medical Products — 0.6%
ICU Medical, Inc.†	3,840	526,464

Distribution/Wholesale — 3.4%
HD Supply Holdings, Inc.†	46,860	1,982,178
Pool Corp.	11,413	1,204,756

		3,186,934

Security Description	Shares	Value (Note 3)
Diversified Manufacturing Operations — 2.4%
A.O. Smith Corp.	26,066	$1,270,717
Carlisle Cos., Inc.	8,760	955,804

		2,226,521

Drug Delivery Systems — 1.1%
DexCom, Inc.†	13,250	1,048,738

E-Commerce/Services — 1.5%
MercadoLibre, Inc.	7,540	1,397,841

E-Services/Consulting — 1.0%
Shopify, Inc.†	18,780	954,400

Electric Products-Misc. — 1.6%
Littelfuse, Inc.	9,123	1,438,788

Electronic Components-Semiconductors — 1.2%
Microsemi Corp.†	21,790	1,158,139

Electronic Measurement Instruments — 1.2%
FLIR Systems, Inc.	30,988	1,094,806

Electronic Security Devices — 1.7%
Allegion PLC	23,282	1,528,929

Enterprise Software/Service — 3.5%
Guidewire Software, Inc.†	28,234	1,477,485
Ultimate Software Group, Inc.†	8,930	1,729,384

		3,206,869

Entertainment Software — 1.8%
Take-Two Interactive Software, Inc.†	31,949	1,714,064

Finance-Consumer Loans — 1.3%
SLM Corp.†	105,230	1,250,132

Finance-Investment Banker/Broker — 2.4%
Evercore Partners, Inc., Class A	14,816	1,147,499
Raymond James Financial, Inc.	14,815	1,110,088

		2,257,587

Finance-Other Services — 1.6%
SEI Investments Co.	30,606	1,484,697

Financial Guarantee Insurance — 0.7%
Radian Group, Inc.	35,440	652,096

Health Care Cost Containment — 0.7%
HealthEquity, Inc.†	13,147	608,049

Industrial Automated/Robotic — 1.2%
Cognex Corp.	16,205	1,094,810

Lighting Products & Systems — 2.2%
Acuity Brands, Inc.	4,131	856,067
Universal Display Corp.†	17,910	1,182,060

		2,038,127

Medical Instruments — 1.9%
Integra LifeSciences Holdings Corp.†	41,232	1,720,611

Medical Products — 1.2%
Cantel Medical Corp.	13,870	1,073,677

Medical-Biomedical/Gene — 4.4%
Bluebird Bio, Inc.†	6,841	509,655
Cambrex Corp.†	25,377	1,331,024
Exelixis, Inc.†	19,627	355,641
Ligand Pharmaceuticals, Inc.†	7,558	801,224
Medicines Co.†	14,510	523,085
Prothena Corp. PLC†	6,322	309,525

290

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Seattle Genetics, Inc.†	4,810	$289,754

		4,119,908

Medical-Drugs — 0.2%
TESARO, Inc.†	1,350	219,834

Medical-HMO — 1.3%
Tivity Health Inc.†	47,538	1,219,350

Medical-Hospitals — 1.0%
Surgical Care Affiliates, Inc.†	17,184	970,896

Medical-Outpatient/Home Medical — 1.2%
Amedisys, Inc.†	24,151	1,106,599

Miscellaneous Manufacturing — 1.6%
John Bean Technologies Corp.	16,987	1,466,827

Non-Hazardous Waste Disposal — 2.5%
Waste Connections, Inc.	28,371	2,278,191

Oil Companies-Exploration & Production — 1.0%
Diamondback Energy, Inc.†	8,542	898,362

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	36,960	1,122,106

Resorts/Theme Parks — 3.4%
Six Flags Entertainment Corp.	25,630	1,527,035
Vail Resorts, Inc.	9,492	1,628,258

		3,155,293

Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	15,435	1,291,910

Retail-Restaurants — 2.2%
Dave & Buster’s Entertainment, Inc.†	20,905	1,138,486
Wingstop, Inc.	32,189	916,421

		2,054,907

Schools — 1.8%
Bright Horizons Family Solutions, Inc.†	23,531	1,667,407

Telecom Equipment-Fiber Optics — 1.3%
Finisar Corp.†	40,182	1,188,182

Security Description	Shares/ Principal Amount	Value (Note 3)
Telephone-Integrated — 1.6%
Zayo Group Holdings, Inc.†	46,075	$1,472,557

Theaters — 1.7%
Cinemark Holdings, Inc.	37,614	1,598,595

Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†	4,070	174,644

Transport-Rail — 0.8%
Kansas City Southern	8,443	725,338

Water Treatment Systems — 0.3%
Energy Recovery, Inc.†	31,515	322,714

Web Hosting/Design — 1.3%
Q2 Holdings, Inc.†	39,010	1,238,568

Web Portals/ISP — 0.9%
Yandex NV, Class A†	36,310	840,213

Total Long-Term Investment Securities (cost $73,696,751)		90,788,890

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $2,268,002 collateralized by $2,575,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $2,317,340 (cost $2,268,000)	$2,268,000	$2,268,000

TOTAL INVESTMENTS (cost $75,964,751)(1)	100.5%	93,056,890
Liabilities in excess of other assets	(0.5)	(446,693)

NET ASSETS	100.0%	$92,610,197

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$90,788,890	$—	$—	$90,788,890
Repurchase Agreements	—	2,268,000	—	2,268,000

Total Investments at Value	$90,788,890	$2,268,000	$—	$93,056,890

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

291

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	4.3%
Time Deposits	4.0
Medical-Drugs	4.0
Oil Companies-Exploration & Production	3.7
Enterprise Software/Service	3.7
Computer Services	3.4
Distribution/Wholesale	3.1
Commercial Services-Finance	3.0
Computer Software	2.6
Medical Products	2.4
Diversified Manufacturing Operations	2.2
Human Resources	2.0
Building & Construction Products-Misc.	1.9
Banks-Commercial	1.8
Food-Misc./Diversified	1.7
Retail-Restaurants	1.7
Research & Development	1.7
Theaters	1.6
Applications Software	1.5
Finance-Investment Banker/Broker	1.5
Health Care Cost Containment	1.5
Medical-Biomedical/Gene	1.5
Medical Instruments	1.5
Commercial Services	1.3
Drug Delivery Systems	1.3
Finance-Other Services	1.3
Medical-Generic Drugs	1.3
Consumer Products-Misc.	1.2
Financial Guarantee Insurance	1.2
Respiratory Products	1.2
Building Products-Cement	1.2
Real Estate Investment Trusts	1.2
Telecom Equipment-Fiber Optics	1.1
Therapeutics	1.1
Building Products-Doors & Windows	1.1
Resorts/Theme Parks	1.1
Entertainment Software	1.1
Recreational Vehicles	1.0
Retail-Apparel/Shoe	1.0
Chemicals-Specialty	1.0
Dental Supplies & Equipment	1.0
Retail-Misc./Diversified	1.0
Containers-Paper/Plastic	1.0
Instruments-Controls	1.0
Medical-Hospitals	1.0
Semiconductor Equipment	1.0
Diagnostic Equipment	1.0
Schools	1.0
Storage/Warehousing	0.9
Computer Aided Design	0.9
Telecommunication Equipment	0.9
Office Furnishings-Original	0.9
Insurance-Property/Casualty	0.9
Communications Software	0.8
Airlines	0.8
Medical-Wholesale Drug Distribution	0.8
Semiconductor Components-Integrated Circuits	0.8
Building-Heavy Construction	0.8
Audio/Video Products	0.8
Lasers-System/Components	0.7
Web Hosting/Design	0.7

Consulting Services	0.7%
Chemicals-Plastics	0.7
Motion Pictures & Services	0.6
Building & Construction-Misc.	0.6
Data Processing/Management	0.5
Savings & Loans/Thrifts	0.5
Electronic Security Devices	0.5
Building Products-Air & Heating	0.5
Home Furnishings	0.5
Home Decoration Products	0.4
Transport-Marine	0.2
Industrial Automated/Robotic	0.1

100.5%

*	Calculated as a percentage of net assets

292

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.5%
Airlines — 0.8%
Spirit Airlines, Inc.†	39,613	$2,140,687

Applications Software — 1.5%
HubSpot, Inc.†	44,244	2,269,717
Paycom Software, Inc.†	42,717	1,975,234

		4,244,951

Audio/Video Products — 0.8%
Harman International Industries, Inc.	18,511	2,057,683

Banks-Commercial — 1.8%
East West Bancorp, Inc.	58,451	3,006,719
Western Alliance Bancorp†	42,055	2,076,676

		5,083,395

Building & Construction Products-Misc. — 1.9%
Owens Corning	38,333	2,117,898
Summit Materials, Inc., Class A†	128,529	3,226,078

		5,343,976

Building & Construction-Misc. — 0.6%
TopBuild Corp.†	43,817	1,626,049

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	8,615	1,350,918

Building Products-Cement — 1.2%
Headwaters, Inc.†	142,001	3,290,163

Building Products-Doors & Windows — 1.1%
Masonite International Corp.†	44,553	2,967,230

Building-Heavy Construction — 0.8%
Dycom Industries, Inc.†	25,900	2,089,094

Chemicals-Plastics — 0.7%
PolyOne Corp.	53,704	1,831,843

Chemicals-Specialty — 1.0%
Methanex Corp.	57,312	2,868,466

Commercial Services — 1.3%
CoStar Group, Inc.†	18,135	3,665,084

Commercial Services-Finance — 3.0%
Euronet Worldwide, Inc.†	44,289	3,167,549
MarketAxess Holdings, Inc.	26,760	5,010,810

		8,178,359

Communications Software — 0.8%
BroadSoft, Inc.†	55,192	2,318,064

Computer Aided Design — 0.9%
Cadence Design Systems, Inc.†	99,884	2,599,981

Computer Services — 3.4%
DST Systems, Inc.	20,301	2,337,660
EPAM Systems, Inc.†	31,480	2,026,053
ExlService Holdings, Inc.†	30,837	1,416,960
Globant SA†	38,511	1,276,640
WNS Holdings, Ltd. ADR†	85,221	2,423,685

		9,480,998

Computer Software — 2.6%
InterXion Holding NV†	107,009	4,112,356
SS&C Technologies Holdings, Inc.	97,302	3,126,313

		7,238,669

Consulting Services — 0.7%
CEB, Inc.	24,644	1,884,034

Security Description	Shares	Value (Note 3)

Consumer Products-Misc. — 1.2%
Helen of Troy, Ltd.†	36,645	$3,418,979

Containers-Paper/Plastic — 1.0%
Berry Plastics Group, Inc.†	53,832	2,747,047

Data Processing/Management — 0.5%
Fair Isaac Corp.	11,185	1,379,111

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	30,611	2,806,723

Diagnostic Equipment — 1.0%
VWR Corp.†	101,972	2,642,095

Distribution/Wholesale — 3.1%
Core-Mark Holding Co., Inc.	47,472	1,658,197
Pool Corp.	39,882	4,209,944
WESCO International, Inc.†	37,720	2,666,804

		8,534,945

Diversified Manufacturing Operations — 2.2%
A.O. Smith Corp.	28,935	1,410,581
Carlisle Cos., Inc.	13,101	1,429,450
EnPro Industries, Inc.	48,893	3,320,324

		6,160,355

Drug Delivery Systems — 1.3%
DexCom, Inc.†	45,740	3,620,321

Electronic Components-Semiconductors — 4.3%
MACOM Technology Solutions Holdings, Inc.†	82,539	3,924,730
Microsemi Corp.†	69,468	3,692,224
Qorvo, Inc.†	25,795	1,656,297
Silicon Laboratories, Inc.†	38,525	2,511,830

		11,785,081

Electronic Security Devices — 0.5%
Allegion PLC	20,640	1,355,429

Enterprise Software/Service — 3.7%
Evolent Health, Inc., Class A† Class A	57,624	1,048,757
Guidewire Software, Inc.†	72,556	3,796,855
Manhattan Associates, Inc.†	12,475	639,469
Tyler Technologies, Inc.†	18,945	2,766,349
Ultimate Software Group, Inc.†	9,455	1,831,055

		10,082,485

Entertainment Software — 1.1%
Take-Two Interactive Software, Inc.†	54,203	2,907,991

Finance-Investment Banker/Broker — 1.5%
E*TRADE Financial Corp.†	113,256	4,241,437

Finance-Other Services — 1.3%
CBOE Holdings, Inc.	44,040	3,506,465

Financial Guarantee Insurance — 1.2%
MGIC Investment Corp.†	317,473	3,381,087

Food-Misc./Diversified — 1.7%
B&G Foods, Inc.	39,935	1,771,117
Pinnacle Foods, Inc.	55,770	2,966,407

		4,737,524

Health Care Cost Containment — 1.5%
HealthEquity, Inc.†	91,472	4,230,580

293

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Home Decoration Products — 0.4%
Newell Brands, Inc.	23,104	$1,093,512

Home Furnishings — 0.5%
American Woodmark Corp.†	17,482	1,244,718

Human Resources — 2.0%
On Assignment, Inc.†	62,869	2,846,708
TrueBlue, Inc.†	103,296	2,556,576

		5,403,284

Industrial Automated/Robotic — 0.1%
Cognex Corp.	4,197	283,549

Instruments-Controls — 1.0%
Woodward, Inc.	39,431	2,745,975

Insurance-Property/Casualty — 0.9%
Selective Insurance Group, Inc.	56,168	2,342,206

Lasers-System/Components — 0.7%
Coherent, Inc.†	12,754	2,011,688

Medical Instruments — 1.5%
Bio-Techne Corp.	19,959	2,030,828
Integra LifeSciences Holdings Corp.†	48,876	2,039,596

		4,070,424

Medical Products — 2.4%
Penumbra, Inc.†	36,497	2,611,360
Wright Medical Group NV†	163,350	4,113,153

		6,724,513

Medical-Biomedical/Gene — 1.5%
Retrophin, Inc.†	97,733	1,917,521
Sage Therapeutics, Inc.†	46,801	2,245,512

		4,163,033

Medical-Drugs — 4.0%
Eagle Pharmaceuticals, Inc.†	37,314	2,582,502
Pacira Pharmaceuticals, Inc.†	62,853	2,416,698
Patheon NV†	90,105	2,585,112
TESARO, Inc.†	20,528	3,342,780

		10,927,092

Medical-Generic Drugs — 1.3%
Impax Laboratories, Inc.†	127,718	1,679,492
Teligent, Inc.†	252,808	1,769,656

		3,449,148

Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	70,517	2,705,737

Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	66,099	2,105,914

Motion Pictures & Services — 0.6%
Lions Gate Entertainment Corp., Class A	29,338	844,054
Lions Gate Entertainment Corp., Class B†	29,338	785,965

		1,630,019

Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	148,470	2,494,296

Oil Companies-Exploration & Production — 3.7%
Callon Petroleum Co.†	283,841	4,337,091
Centennial Resource Development, Inc., Class A†	136,511	2,494,056

Security Description	Shares	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc.†	31,144	$3,275,414

		10,106,561

Real Estate Investment Trusts — 1.2%
CubeSmart	79,923	2,008,465
Physicians Realty Trust	68,120	1,263,626

		3,272,091

Recreational Vehicles — 1.0%
Brunswick Corp.	48,102	2,879,386

Research & Development — 1.7%
INC Research Holdings, Inc., Class A†	86,363	4,577,239

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	17,134	2,939,166

Respiratory Products — 1.2%
Inogen, Inc.†	52,209	3,360,693

Retail-Apparel/Shoe — 1.0%
Burlington Stores, Inc.†	34,380	2,877,606

Retail-Misc./Diversified — 1.0%
Five Below, Inc.†	69,721	2,778,382

Retail-Restaurants — 1.7%
Jack in the Box, Inc.	14,705	1,586,963
Texas Roadhouse, Inc.	35,962	1,677,268
Wingstop, Inc.	49,447	1,407,756

		4,671,987

Savings & Loans/Thrifts — 0.5%
Sterling Bancorp	57,090	1,361,597

Schools — 1.0%
Bright Horizons Family Solutions, Inc.†	36,970	2,619,694

Semiconductor Components-Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	34,879	2,103,901

Semiconductor Equipment — 1.0%
MKS Instruments, Inc.	40,345	2,658,736

Storage/Warehousing — 0.9%
Mobile Mini, Inc.	79,919	2,601,363

Telecom Equipment-Fiber Optics — 1.1%
Ciena Corp.†	129,008	3,140,055

Telecommunication Equipment — 0.9%
ARRIS International PLC†	90,547	2,587,833

Theaters — 1.6%
Cinemark Holdings, Inc.	104,143	4,426,077

Therapeutics — 1.1%
Neurocrine Biosciences, Inc.†	71,558	3,070,554

Transport-Marine — 0.2%
Kirby Corp.†	7,692	495,749

Web Hosting/Design — 0.7%
Q2 Holdings, Inc.†	60,871	1,932,654

Total Long-Term Investment Securities (cost $231,786,777)		265,653,731

294

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Time Deposits — 4.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $11,029,000)	$11,029,000	$11,029,000

TOTAL INVESTMENTS (cost $242,815,777)(1)	100.5%	276,682,731
Liabilities in excess of other assets	(0.5)	(1,459,329)

NET ASSETS	100.0%	$275,223,402

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$265,653,731	$—	$—	$265,653,731
Short-Term Investment Securities	—	11,029,000	—	11,029,000

Total Investments at Value	$265,653,731	$11,029,000	$—	$276,682,731

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

295

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Applications Software	9.7%
Medical-Drugs	8.0
Medical-Biomedical/Gene	5.5
Web Portals/ISP	5.3
Finance-Credit Card	4.1
Internet Content-Entertainment	3.9
E-Commerce/Products	3.5
Medical Instruments	3.5
Finance-Investment Banker/Broker	3.4
Finance-Other Services	3.4
Diversified Manufacturing Operations	3.4
Commercial Services-Finance	3.3
Electronic Forms	3.2
Transport-Rail	3.0
E-Commerce/Services	2.7
Athletic Footwear	2.7
Entertainment Software	2.7
U.S. Government Agencies	2.6
Diversified Banking Institutions	2.5
Retail-Discount	2.4
Retail-Building Products	2.1
Containers-Paper/Plastic	2.1
Medical Labs & Testing Services	2.1
Commercial Services	1.8
Building Products-Cement	1.7
Real Estate Investment Trusts	1.6
Electronic Components-Semiconductors	1.5
Aerospace/Defense	1.4
Enterprise Software/Service	1.4
Retail-Restaurants	1.3
Auto-Cars/Light Trucks	1.1
Medical-HMO	1.0
Drug Delivery Systems	0.8

98.7%

*	Calculated as a percentage of net assets

296

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 96.1%
Aerospace/Defense — 1.4%
General Dynamics Corp.	19,880	$3,599,870

Applications Software — 9.7%
Microsoft Corp.	217,718	14,075,469
salesforce.com, Inc.†	132,512	10,481,699

		24,557,168

Athletic Footwear — 2.7%
NIKE, Inc., Class B	129,447	6,847,746

Auto-Cars/Light Trucks — 1.1%
Tesla, Inc.†	10,713	2,698,926

Building Products-Cement — 1.7%
Vulcan Materials Co.	34,232	4,392,993

Commercial Services — 1.8%
CoStar Group, Inc.†	21,969	4,439,935

Commercial Services-Finance — 3.3%
PayPal Holdings, Inc.†	91,371	3,634,739
S&P Global, Inc.	38,951	4,681,131

		8,315,870

Containers-Paper/Plastic — 2.1%
Sealed Air Corp.	109,833	5,326,901

Diversified Banking Institutions — 2.5%
Goldman Sachs Group, Inc.	28,022	6,426,005

Diversified Manufacturing Operations — 3.4%
General Electric Co.	287,919	8,551,194

Drug Delivery Systems — 0.8%
DexCom, Inc.†	26,011	2,058,771

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	10,704	8,814,530

E-Commerce/Services — 2.7%
Ctrip.com International, Ltd. ADR†	65,738	2,840,539
Priceline Group, Inc.†	2,600	4,095,338

		6,935,877

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	50,102	3,784,705

Electronic Forms — 3.2%
Adobe Systems, Inc.†	72,393	8,207,918

Enterprise Software/Service — 1.4%
Workday, Inc., Class A†	41,610	3,457,375

Entertainment Software — 2.7%
Activision Blizzard, Inc.	169,464	6,814,147

Finance-Credit Card — 4.1%
MasterCard, Inc., Class A	96,897	10,303,058

Finance-Investment Banker/Broker — 3.4%
Charles Schwab Corp.	208,259	8,588,601

Finance-Other Services — 3.4%
Intercontinental Exchange, Inc.	146,564	8,553,475

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	54,887	7,152,874
Netflix, Inc.†	18,961	2,668,002

		9,820,876

Medical Instruments — 3.5%
Boston Scientific Corp.†	363,041	8,734,766

Security Description	Shares/ Principal Amount	Value (Note 3)
Medical Labs & Testing Services — 2.1%
Quintiles IMS Holdings, Inc.†	66,879	$5,249,333

Medical-Biomedical/Gene — 5.5%
Celgene Corp.†	70,941	8,239,797
Regeneron Pharmaceuticals, Inc.†	15,690	5,637,260

		13,877,057

Medical-Drugs — 8.0%
Allergan PLC†	37,439	8,195,023
Zoetis, Inc.	220,231	12,099,491

		20,294,514

Medical-HMO — 1.0%
Humana, Inc.	12,725	2,525,913

Real Estate Investment Trusts — 1.6%
Crown Castle International Corp.	45,751	4,018,310

Retail-Building Products — 2.1%
Lowe’s Cos., Inc.	74,000	5,407,920

Retail-Discount — 2.4%
Costco Wholesale Corp.	36,358	5,960,894

Retail-Restaurants — 1.3%
Starbucks Corp.	59,431	3,281,780

Transport-Rail — 3.0%
CSX Corp.	162,261	7,527,288

Web Portals/ISP — 5.3%
Alphabet, Inc., Class C†	16,827	13,407,585

Total Long-Term Investment Securities (cost $212,862,964)		242,781,301

SHORT-TERM INVESTMENT SECURITIES — 2.6%
U.S. Government Agencies — 2.6%
Federal Home Loan Bank 0.41% due 02/01/2017 (cost $6,600,000)	$6,600,000	6,600,000

TOTAL INVESTMENTS (cost $219,462,964)(1)	98.7%	249,381,301
Other assets less liabilities	1.3	3,341,604

NET ASSETS	100.0%	$252,722,905

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

297

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,781,301	$—	$—	$242,781,301
Short-Term Investment Securities	—	6,600,000	—	6,600,000

Total Investments at Value	$242,781,301	$6,600,000	$—	$249,381,301

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

298

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	26.2%
Semiconductor Equipment	14.9
Semiconductor Components-Integrated Circuits	6.8
Computers	5.1
Applications Software	5.0
Web Portals/ISP	4.7
Computer Aided Design	3.6
Repurchase Agreements	3.5
Computers-Memory Devices	2.8
Computer Data Security	2.6
Finance-Credit Card	2.5
Broadcast Services/Program	2.1
Computer Services	2.0
Commercial Services-Finance	1.7
Internet Content-Entertainment	1.7
Computers-Periphery Equipment	1.6
Telecommunication Equipment	1.6
Telecom Equipment-Fiber Optics	1.5
Internet Security	1.3
Networking Products	1.2
E-Commerce/Products	1.1
Enterprise Software/Service	0.9
Electronic Measurement Instruments	0.9
E-Commerce/Services	0.8
Computer Graphics	0.8
Data Processing/Management	0.6
Diagnostic Kits	0.6
Computer Software	0.6
Cable/Satellite TV	0.6
Power Converter/Supply Equipment	0.4
Metal Processors & Fabrication	0.3
Office Automation & Equipment	0.3
Entertainment Software	0.3
Electronic Forms	0.2

100.8%

*	Calculated as a percentage of net assets

299

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.3%
Applications Software — 5.0%
Microsoft Corp.	8,900	$575,385
Nuance Communications, Inc.†	97,879	1,552,361
salesforce.com, Inc.†	8,583	678,915
Tableau Software, Inc., Class A†	4,468	213,749

		3,020,410

Broadcast Services/Program — 2.1%
TiVo Corp.†	65,600	1,239,840

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	4,400	331,848

Commercial Services-Finance — 1.7%
CPI Card Group, Inc.	39,306	178,842
Euronet Worldwide, Inc.†	2,291	163,852
Travelport Worldwide, Ltd.	48,908	702,319

		1,045,013

Computer Aided Design — 3.6%
Synopsys, Inc.†	34,676	2,180,774

Computer Data Security — 2.6%
Check Point Software Technologies, Ltd.†	6,134	605,855
Fortinet, Inc.†	28,800	957,888

		1,563,743

Computer Graphics — 0.8%
CyberArk Software, Ltd.†	8,629	457,855

Computer Services — 2.0%
Computer Sciences Corp.	6,000	373,200
Hewlett Packard Enterprise Co.	36,600	830,088

		1,203,288

Computer Software — 0.6%
Splunk, Inc.†	6,200	358,732

Computers — 5.1%
Apple, Inc.	24,978	3,031,080

Computers-Memory Devices — 2.8%
Western Digital Corp.	20,800	1,658,384

Computers-Periphery Equipment — 1.6%
Electronics For Imaging, Inc.†	21,500	966,210

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	4,700	373,274

Diagnostic Kits — 0.6%
Alere, Inc.†	9,900	366,300

E-Commerce/Products — 1.1%
eBay, Inc.†	21,200	674,796

E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	4,300	185,803
Priceline Group, Inc.†	200	315,026

		500,829

Electronic Components-Semiconductors — 26.2%
Broadcom, Ltd.	20,863	4,162,169
Cavium, Inc.†	25,511	1,689,083
Lattice Semiconductor Corp.†	137,422	988,064
Mellanox Technologies, Ltd.†	22,700	1,074,845
Microchip Technology, Inc.	3,500	235,725
ON Semiconductor Corp.†	55,525	739,593
Qorvo, Inc.†	46,419	2,980,564
Skyworks Solutions, Inc.	15,726	1,442,703

Security Description	Shares	Value (Note 3)

Electronic Components-Semiconductors (continued)
Synaptics, Inc.†	31,186	$1,758,267
Tower Semiconductor, Ltd.†	27,519	583,678

		15,654,691

Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,300	147,394

Electronic Measurement Instruments — 0.9%
Orbotech, Ltd.†	15,400	537,306

Enterprise Software/Service — 0.9%
Oracle Corp.	13,900	557,529

Entertainment Software — 0.3%
Activision Blizzard, Inc.	3,000	120,630
Zynga, Inc., Class A†	20,100	50,652

		171,282

Finance-Credit Card — 2.5%
Visa, Inc., Class A	18,300	1,513,593

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	7,800	1,016,496

Internet Security — 1.3%
Palo Alto Networks, Inc.†	5,200	767,312

Metal Processors & Fabrication — 0.3%
Catcher Technology Co., Ltd.(1)	23,000	188,093

Networking Products — 1.2%
Arista Networks, Inc.†	7,395	695,130

Office Automation & Equipment — 0.3%
Xerox Corp.	26,600	184,338

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	3,596	211,589

Semiconductor Components-Integrated Circuits — 6.8%
Integrated Device Technology, Inc.†	19,200	483,648
Maxim Integrated Products, Inc.	40,880	1,818,343
NXP Semiconductors NV†	17,892	1,750,732

		4,052,723

Semiconductor Equipment — 14.9%
Applied Materials, Inc.	31,200	1,068,600
KLA-Tencor Corp.	5,972	508,277
Lam Research Corp.	45,224	5,194,429
Teradyne, Inc.	76,175	2,161,846

		8,933,152

Telecom Equipment-Fiber Optics — 1.5%
Acacia Communications, Inc.†	4,400	255,948
Finisar Corp.†	17,800	526,346
Oclaro, Inc.†	14,500	142,245

		924,539

Telecommunication Equipment — 1.6%
ARRIS International PLC†	29,400	840,252
Juniper Networks, Inc.	3,200	85,696

		925,948

Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	1,600	1,312,304
Alphabet, Inc., Class C†	1,903	1,516,291

		2,828,595

Total Long-Term Investment Securities (cost $46,132,326)		58,282,086

300

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $2,092,002 and collateralized by $2,375,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $2,137,353 (cost $2,092,000)	$2,092,000	$2,092,000

TOTAL INVESTMENTS (cost $48,224,326)(2)	100.8%	60,374,086
Liabilities in excess of other assets	(0.8)	(504,553)

NET ASSETS	100.0%	$59,869,533

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $188,093 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$58,093,993	$188,093	**	$—	$58,282,086
Repurchase Agreements	—	2,092,000		—	2,092,000

Total Investments at Value	$58,093,993	$2,280,093		$—	$60,374,086

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 3).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

301

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	7.8%
Oil Companies-Exploration & Production	6.6
Insurance-Reinsurance	4.0
Auto/Truck Parts & Equipment-Original	3.6
Banks-Super Regional	3.4
Real Estate Investment Trusts	3.3
Oil-Field Services	2.7
Computer Services	2.5
Retail-Apparel/Shoe	2.4
Medical-HMO	2.4
Retail-Restaurants	2.4
Machinery-Construction & Mining	2.3
Semiconductor Components-Integrated Circuits	2.3
Insurance-Property/Casualty	2.3
Electric-Integrated	2.2
Building-Residential/Commercial	2.1
Engineering/R&D Services	2.0
Computers-Integrated Systems	2.0
Electronic Components-Semiconductors	1.7
Medical Labs & Testing Services	1.5
Distribution/Wholesale	1.5
Oil & Gas Drilling	1.5
Insurance-Multi-line	1.4
Building-Heavy Construction	1.4
Theaters	1.3
Commercial Services	1.3
Medical-Hospitals	1.3
Networking Products	1.3
E-Services/Consulting	1.3
Containers-Paper/Plastic	1.3
Airlines	1.3
Consulting Services	1.3
Machinery-Electrical	1.3
Machinery-Pumps	1.2
Time Deposits	1.2
Batteries/Battery Systems	1.2
Retail-Arts & Crafts	1.2
Auction Houses/Art Dealers	1.2
Applications Software	1.1
Electronic Parts Distribution	1.1
Aerospace/Defense	1.1
Transport-Truck	1.1
Transport-Services	1.0
Electronic Measurement Instruments	0.9
Electronic Components-Misc.	0.9
Publishing-Books	0.9
Retail-Discount	0.8
Transport-Air Freight	0.8
Diversified Manufacturing Operations	0.8
Chemicals-Diversified	0.8
Medical-Drugs	0.8
Chemicals-Specialty	0.8
Telecom Equipment-Fiber Optics	0.7
Building-Maintenance & Services	0.7
Rubber/Plastic Products	0.7
Food-Misc./Diversified	0.6
Footwear & Related Apparel	0.6
Finance-Consumer Loans	0.6
Gas-Distribution	0.6

100.4%

*	Calculated as a percentage of net assets

302

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 99.2%
Aerospace/Defense — 1.1%
Esterline Technologies Corp.†	77,770	$6,661,001

Airlines — 1.3%
SkyWest, Inc.	224,430	7,944,822

Applications Software — 1.1%
Verint Systems, Inc.†	189,880	7,092,018

Auction Houses/Art Dealers — 1.2%
Sotheby’s†	180,360	7,162,096

Auto/Truck Parts & Equipment-Original — 3.6%
Dana, Inc.	437,550	8,812,257
Lear Corp.	42,610	6,054,455
Tenneco, Inc.†	113,570	7,660,296

		22,527,008

Banks-Commercial — 7.8%
Associated Banc-Corp.	288,550	7,300,315
Fulton Financial Corp.	372,510	6,779,682
Synovus Financial Corp.	165,380	6,893,038
Texas Capital Bancshares, Inc.†	98,020	8,086,650
Webster Financial Corp.	164,417	8,635,181
Zions Bancorporation	253,430	10,692,212

		48,387,078

Banks-Super Regional — 3.4%
Comerica, Inc.	148,320	10,016,050
Huntington Bancshares, Inc.	829,770	11,226,788

		21,242,838

Batteries/Battery Systems — 1.2%
EnerSys	94,390	7,357,700

Building-Heavy Construction — 1.4%
Tutor Perini Corp.†	289,950	8,640,510

Building-Maintenance & Services — 0.7%
ABM Industries, Inc.	108,490	4,381,911

Building-Residential/Commercial — 2.1%
CalAtlantic Group, Inc.	220,490	7,688,487
PulteGroup, Inc.	238,730	5,135,082

		12,823,569

Chemicals-Diversified — 0.8%
Huntsman Corp.	233,870	4,768,609

Chemicals-Specialty — 0.8%
Ingevity Corp.†	83,720	4,653,995

Commercial Services — 1.3%
Quanta Services, Inc.†	231,180	8,297,050

Computer Services — 2.5%
Amdocs, Ltd.	149,330	8,767,164
Genpact, Ltd.†	262,260	6,472,577

		15,239,741

Computers-Integrated Systems — 2.0%
NCR Corp.†	186,940	8,042,159
VeriFone Systems, Inc.†	251,780	4,574,842

		12,617,001

Consulting Services — 1.3%
Booz Allen Hamilton Holding Corp.	231,950	7,844,549

Containers-Paper/Plastic — 1.3%
Graphic Packaging Holding Co.	640,600	8,013,906

Security Description	Shares	Value (Note 3)

Distribution/Wholesale — 1.5%
Anixter International, Inc.†	107,860	$9,222,030

Diversified Manufacturing Operations — 0.8%
ITT, Inc.	122,120	4,991,044

E-Services/Consulting — 1.3%
CDW Corp.	157,330	8,104,068

Electric-Integrated — 2.2%
PNM Resources, Inc.	215,380	7,409,072
Portland General Electric Co.	138,970	6,060,482

		13,469,554

Electronic Components-Misc. — 0.9%
Vishay Intertechnology, Inc.	340,480	5,651,968

Electronic Components-Semiconductors — 1.7%
Mellanox Technologies, Ltd.†	44,050	2,085,767
Qorvo, Inc.†	136,560	8,768,518

		10,854,285

Electronic Measurement Instruments — 0.9%
Keysight Technologies, Inc.†	156,876	5,815,393

Electronic Parts Distribution — 1.1%
Avnet, Inc.	151,200	7,021,728

Engineering/R&D Services — 2.0%
AECOM†	221,328	8,173,643
EMCOR Group, Inc.	64,120	4,468,523

		12,642,166

Finance-Consumer Loans — 0.6%
OneMain Holdings, Inc.†	172,660	3,864,131

Food-Misc./Diversified — 0.6%
Ingredion, Inc.	31,246	4,005,425

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	542,050	3,956,965

Gas-Distribution — 0.6%
Southwest Gas Corp.	47,160	3,799,681

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	104,090	8,969,435

Insurance-Property/Casualty — 2.3%
First American Financial Corp.	167,500	6,294,650
Hanover Insurance Group, Inc.	42,490	3,566,611
Selective Insurance Group, Inc.	103,720	4,325,124

		14,186,385

Insurance-Reinsurance — 4.0%
Essent Group, Ltd.†	248,166	8,579,099
Reinsurance Group of America, Inc.	72,890	9,145,508
Validus Holdings, Ltd.	123,930	7,064,010

		24,788,617

Machinery-Construction & Mining — 2.3%
Oshkosh Corp.	128,530	8,949,544
Terex Corp.	173,850	5,528,430

		14,477,974

Machinery-Electrical — 1.3%
Regal Beloit Corp.	107,630	7,813,938

Machinery-Pumps — 1.2%
SPX FLOW, Inc.†	217,330	7,582,644

303

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 1.5%
ICON PLC†	113,760	$9,562,666

Medical-Drugs — 0.8%
Horizon Pharma PLC†	285,650	4,676,091

Medical-HMO — 2.4%
Molina Healthcare, Inc.†	136,970	7,768,939
WellCare Health Plans, Inc.†	48,380	7,041,225

		14,810,164

Medical-Hospitals — 1.3%
LifePoint Health, Inc.†	139,666	8,289,177

Networking Products — 1.3%
Infinera Corp.†	371,820	3,350,098
NETGEAR, Inc.†	83,798	4,768,106

		8,118,204

Oil & Gas Drilling — 1.5%
Helmerich & Payne, Inc.	126,510	9,002,452

Oil Companies-Exploration & Production — 6.6%
Gulfport Energy Corp.†	229,690	4,800,521
Oasis Petroleum, Inc.†	481,830	6,813,076
QEP Resources, Inc.†	493,780	8,611,523
SM Energy Co.	244,910	7,472,204
Southwestern Energy Co.†	317,490	2,860,585
Synergy Resources Corp.†	1,238,100	10,660,041

		41,217,950

Oil-Field Services — 2.7%
Oil States International, Inc.†	224,060	8,850,370
RPC, Inc.	359,770	7,742,250

		16,592,620

Publishing-Books — 0.9%
Scholastic Corp.	119,790	5,483,986

Real Estate Investment Trusts — 3.3%
Education Realty Trust, Inc.	193,400	7,776,614
Empire State Realty Trust, Inc., Class A	181,790	3,724,877
Gramercy Property Trust	344,975	9,086,642

		20,588,133

Retail-Apparel/Shoe — 2.4%
Burlington Stores, Inc.†	54,344	4,548,593
Caleres, Inc.	199,130	6,123,247
Children’s Place, Inc.	46,595	4,519,715

		15,191,555

Security Description	Shares Principal Amount	Value (Note 3)
Retail-Arts & Crafts — 1.2%
Michaels Cos., Inc.†	364,590	$7,171,485

Retail-Discount — 0.8%
Big Lots, Inc.	103,683	5,184,150

Retail-Restaurants — 2.4%
Bloomin’ Brands, Inc.	443,410	7,586,745
Brinker International, Inc.	157,909	7,026,951

		14,613,696

Rubber/Plastic Products — 0.7%
Trinseo SA	65,025	4,210,369

Semiconductor Components-Integrated Circuits — 2.3%
Cypress Semiconductor Corp.	813,520	9,599,536
Integrated Device Technology, Inc.†	192,490	4,848,823

		14,448,359

Telecom Equipment-Fiber Optics — 0.7%
Finisar Corp.†	156,590	4,630,366

Theaters — 1.3%
Regal Entertainment Group, Class A	367,030	8,316,900

Transport-Air Freight — 0.8%
Atlas Air Worldwide Holdings, Inc.†	96,800	5,106,200

Transport-Services — 1.0%
Ryder System, Inc.	77,010	5,975,976

Transport-Truck — 1.1%
Werner Enterprises, Inc.	235,280	6,611,368

Total Long-Term Investment Securities (cost $503,600,255)		616,674,700

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $7,493,000)	$7,493,000	7,493,000

TOTAL INVESTMENTS (cost $511,093,255)(1)	100.4%	624,167,700
Liabilities in excess of other assets	(0.4)	(2,677,089)

NET ASSETS	100.0%	$621,490,611

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$616,674,700	$—	$—	$616,674,700
Short-Term Investment Securities	—	7,493,000	—	7,493,000

Total Investments at Value	$616,674,700	$7,493,000	$—	$624,167,700

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

304

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	12.2%
Medical-Drugs	8.6
Oil Companies-Integrated	6.1
Diversified Banking Institutions	5.2
Insurance-Life/Health	4.5
Insurance-Multi-line	3.9
Auto-Cars/Light Trucks	2.8
Telephone-Integrated	2.8
Tobacco	2.6
Import/Export	2.6
Insurance-Property/Casualty	2.4
Diversified Manufacturing Operations	2.3
Metal-Diversified	2.3
Chemicals-Diversified	2.1
Food-Misc./Diversified	2.0
Telecom Services	1.9
Advertising Agencies	1.9
Cellular Telecom	1.7
Building-Heavy Construction	1.7
Food-Retail	1.7
Electric-Integrated	1.7
Building Products-Cement	1.5
Real Estate Operations & Development	1.5
Repurchase Agreements	1.4
Auto/Truck Parts & Equipment-Original	1.2
Oil Companies-Exploration & Production	1.1
Airlines	1.1
Insurance-Reinsurance	1.1
Water	1.0
Brewery	1.0
Finance-Leasing Companies	0.9
Distribution/Wholesale	0.9
Building & Construction Products-Misc.	0.9
Electronic Components-Misc.	0.9
Wireless Equipment	0.9
Electronic Components-Semiconductors	0.8
Metal Processors & Fabrication	0.8
Motorcycle/Motor Scooter	0.8
Toys	0.8
Private Equity	0.7
Real Estate Management/Services	0.7
Computers	0.7
Soap & Cleaning Preparation	0.6
Audio/Video Products	0.6
Internet Connectivity Services	0.6
Airport Development/Maintenance	0.6
Storage/Warehousing	0.6
Agricultural Chemicals	0.6
Hotels/Motels	0.5
Cosmetics & Toiletries	0.5
Transport-Services	0.5
Real Estate Investment Trusts	0.1

98.9%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	21.1%
France	13.8
United Kingdom	12.2
Germany	6.5
Netherlands	6.4
Canada	5.3
Switzerland	5.2
Australia	4.8
Ireland	3.9
Jersey	3.6
United States	3.2
Sweden	2.3
Norway	2.1
Hong Kong	2.0
New Zealand	1.1
Denmark	1.0
Belgium	1.0
Finland	0.9
South Korea	0.8
Italy	0.6
Spain	0.6
Singapore	0.5

98.9%

*	Calculated as a percentage of net assets

305

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.5%
Australia — 4.8%
Australia & New Zealand Banking Group, Ltd.	343,010	$7,619,467
Challenger, Ltd.	585,232	4,891,118
Insurance Australia Group, Ltd.	776,220	3,396,715
Viva Energy	191,209	326,279

		16,233,579

Belgium — 1.0%
Anheuser-Busch InBev SA	31,456	3,264,941

Canada — 5.3%
BCE, Inc.	64,600	2,912,151
Encana Corp.	293,900	3,751,530
Intact Financial Corp.	46,700	3,409,773
Magna International, Inc.	37,700	1,630,842
Suncor Energy, Inc.	207,251	6,428,165

		18,132,461

Denmark — 1.0%
Danske Bank A/S	102,000	3,395,336

Finland — 0.9%
Nokia OYJ	643,367	2,888,486

France — 13.8%
AXA SA	220,866	5,417,011
Cie de Saint-Gobain	60,673	2,980,090
Eurazeo SA	39,997	2,460,211
Natixis SA	430,973	2,551,815
Sanofi	100,827	8,107,694
SCOR SE	107,028	3,622,653
Societe Generale SA	127,297	6,218,810
TOTAL SA	81,339	4,097,002
Valeo SA	37,575	2,292,576
Veolia Environnement SA	197,022	3,348,729
Vinci SA	83,057	5,818,935

		46,915,526

Germany — 6.5%
Allianz SE	17,694	2,994,985
Bayer AG	36,657	4,048,136
Henkel AG & Co. KGaA (Preference Shares)	17,802	2,165,785
LANXESS AG	47,598	3,450,303
RWE AG†	135,065	1,786,811
Siemens AG	62,703	7,868,715

		22,314,735

Hong Kong — 2.0%
AIA Group, Ltd.(1)	729,000	4,515,650
Lenovo Group, Ltd.(1)	3,358,000	2,202,690

		6,718,340

Ireland — 3.9%
Bank of Ireland†	9,822,923	2,629,753
CRH PLC	86,994	3,028,128
Dalata Hotel Group PLC†	408,298	1,890,850
Kerry Group PLC, Class A (ISE)	46,576	3,273,149
Kerry Group PLC, Class A (LSE)	9,593	675,395
Permanent TSB Group Holdings PLC†	612,058	1,795,827

		13,293,102

Italy — 0.6%
Telecom Italia SpA RSP	3,084,392	2,202,531

Security Description	Shares	Value (Note 3)

Japan — 21.1%
Astellas Pharma, Inc.	471,600	$6,321,554
ITOCHU Corp.	212,100	2,922,926
Japan Airlines Co., Ltd.	114,700	3,659,104
KDDI Corp.	74,700	2,004,614
Mitsubishi Corp.	253,600	5,726,271
Mitsubishi Estate Co., Ltd.	128,000	2,451,510
Mitsui Fudosan Co., Ltd.	134,000	3,105,225
Mizuho Financial Group, Inc.	1,604,200	2,987,895
Murata Manufacturing Co., Ltd.	21,600	2,918,324
Nintendo Co., Ltd.	12,900	2,641,467
Nippon Telegraph & Telephone Corp.	123,800	5,459,217
Nissan Motor Co., Ltd.	666,800	6,608,354
NSK, Ltd.	218,600	2,660,140
ORIX Corp.	208,900	3,158,199
Panasonic Corp.	206,300	2,153,260
Seven & i Holdings Co., Ltd.	64,600	2,579,766
Shiseido Co., Ltd.	67,200	1,879,529
Sumitomo Mitsui Financial Group, Inc.	149,400	5,889,464
Sumitomo Realty & Development Co., Ltd.	75,000	2,035,249
Sumitomo Warehouse Co., Ltd.	367,000	1,976,229
Yamaha Motor Co., Ltd.	126,700	2,641,500

		71,779,797

Jersey — 3.6%
Glencore PLC†	685,039	2,813,276
Wolseley PLC	49,832	3,076,131
WPP PLC	271,443	6,296,801

		12,186,208

Netherlands — 6.4%
Akzo Nobel NV	53,531	3,628,427
Fiat Chrysler Automobiles NV†	282,237	3,077,215
ING Groep NV	846,688	12,110,493
Koninklijke Ahold Delhaize NV	148,465	3,156,477

		21,972,612

New Zealand — 1.1%
Spark New Zealand, Ltd.	1,514,375	3,899,950

Norway — 2.1%
DNB ASA	153,464	2,560,199
Orkla ASA	289,406	2,698,252
Yara International ASA	45,473	1,916,382

		7,174,833

Singapore — 0.5%
ComfortDelGro Corp., Ltd.	1,077,200	1,842,021

South Korea — 0.8%
Samsung Electronics Co., Ltd.	1,577	2,677,413

Spain — 0.6%
Aena SA*	13,738	1,992,433

Sweden — 2.3%
Com Hem Holding AB	191,982	2,009,346
Skandinaviska Enskilda Banken AB, Class A	258,543	2,904,031
Swedbank AB, Class A	121,970	3,083,030

		7,996,407

Switzerland — 5.2%
Chubb, Ltd.	35,006	4,602,939
Credit Suisse Group AG	133,855	2,027,676
LafargeHolcim, Ltd.	40,432	2,161,440
Novartis AG	85,451	6,256,303

306

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)

COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	156,737	$2,529,523

		17,577,881

United Kingdom — 12.2%
Admiral Group PLC	56,699	1,266,773
AstraZeneca PLC	89,352	4,714,255
Imperial Brands PLC	60,952	2,816,751
Lloyds Banking Group PLC	1,740,811	1,421,927
Prudential PLC	316,533	6,100,398
Rio Tinto PLC	113,656	4,991,403
Royal Dutch Shell PLC, Class A	246,528	6,663,818
Royal Dutch Shell PLC, Class B	139,473	3,924,094
SSE PLC	210,670	3,946,188
Vodafone Group PLC	2,410,356	5,893,132

		41,738,739

United States — 1.8%
Philip Morris International, Inc.	63,100	6,065,803

Total Long-Term Investment Securities (cost $322,230,505)		332,263,134

REPURCHASE AGREEMENTS — 1.4%
Agreement with Bank of America N.A. bearing interest at 0.52%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $4,916,071 and collateralized by $5,013,200 of United States Treasury Notes, bearing interest at 2.25%, due 01/31/2024 and having an approximate value of $5,021,452 (cost $4,916,000)	$4,916,000	4,916,000

TOTAL INVESTMENTS — (cost $327,146,505)(2)	98.9%	337,179,134
Other assets less liabilities	1.1	3,787,046

NET ASSETS —	100.0%	$340,966,180

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $1,992,433 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $6,718,340 representing 2.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	5,538,100	USD	4,158,267	04/19/2017	$—	$(101,150)
	GBP	961,700	USD	1,201,235	03/16/2017	—	(9,686)
	USD	2,980,407	HKD	23,091,600	02/16/2017	—	(3,789)
	USD	3,956,512	GBP	3,118,900	03/16/2017	—	(29,358)
	USD	1,293,394	AUD	1,783,500	04/19/2017	56,794	—
	USD	229,876	CAD	299,400	04/19/2017	396	—

						57,190	(143,983)

Barclays Bank PLC	CAD	689,400	USD	513,378	04/19/2017	—	(16,848)
	HKD	4,364,900	USD	562,586	02/16/2017	—	(71)
	JPY	261,825,400	USD	2,304,051	02/16/2017	—	(15,651)
	USD	3,848,829	HKD	29,821,500	02/16/2017	—	(4,695)
	USD	2,505,770	JPY	261,825,400	02/16/2017	—	(186,069)
	USD	2,313,804	JPY	261,825,400	05/17/2017	15,358	—

						15,358	(223,334)

307

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CAD	3,110,100	USD	2,315,880	04/19/2017	$—	$(76,134)
	DKK	1,929,600	USD	278,369	03/16/2017	—	(2,282)
	EUR	11,907,400	USD	12,741,401	03/16/2017	—	(135,948)
	JPY	265,647,500	USD	2,342,895	02/16/2017	—	(10,669)
	USD	2,543,240	JPY	265,647,500	02/16/2017	—	(189,676)
	USD	9,157,853	EUR	8,527,700	03/16/2017	64,494	—
	USD	6,806,658	GBP	5,367,900	03/16/2017	—	(47,682)
	USD	1,489,068	AUD	2,054,800	04/19/2017	66,506	—
	USD	267,504	CAD	353,300	04/19/2017	4,224	—
	USD	579,243	JPY	65,523,400	05/17/2017	3,644	—

						138,868	(462,391)

Credit Suisse International	NZD	708,800	USD	489,629	04/19/2017	—	(29,217)

Goldman Sachs International	JPY	955,585,000	USD	8,383,344	02/16/2017	—	(82,877)
	USD	9,013,999	JPY	955,585,000	02/16/2017	—	(547,778)
	USD	7,285,090	JPY	824,497,400	05/17/2017	49,522	—

						49,522	(630,655)

HSBC Bank USA	CAD	1,288,400	USD	959,402	04/19/2017	—	(31,521)
	USD	4,556,383	AUD	6,285,100	04/19/2017	201,716	—

						201,716	(31,521)

JPMorgan Chase Bank	CAD	1,986,100	USD	1,479,046	04/19/2017	—	(48,487)
	GBP	5,105,500	USD	6,505,275	03/16/2017	76,699	—
	JPY	130,445,400	USD	1,147,979	02/16/2017	—	(7,732)
	NOK	34,948,000	USD	4,160,981	03/16/2017	—	(77,594)
	NZD	3,945,700	USD	2,729,024	04/19/2017	—	(159,255)
	USD	1,209,424	JPY	130,445,400	02/16/2017	—	(53,713)
	USD	2,190,876	SGD	3,041,100	02/16/2017	—	(32,766)
	USD	4,170,605	CHF	4,179,200	03/16/2017	62,688	—
	USD	4,060,516	GBP	3,194,200	03/16/2017	—	(38,548)
	USD	2,645,660	SEK	24,107,500	03/16/2017	116,094	—
	USD	1,152,981	JPY	130,445,400	05/17/2017	7,443	—

						262,924	(418,095)

State Street Bank and Trust Company	CAD	4,120,200	USD	3,067,519	04/19/2017	—	(101,374)
	USD	385,854	SEK	3,527,200	03/16/2017	18,222	—
	USD	2,433,879	AUD	3,357,500	04/19/2017	107,898	—
	USD	506,546	CAD	672,100	04/19/2017	10,374	—
	USD	2,583,548	ILS	9,937,100	04/19/2017	57,973	—

						194,467	(101,374)

UBS AG	AUD	1,514,200	USD	1,097,810	04/19/2017	—	(48,506)
	CAD	3,904,800	USD	2,907,152	04/19/2017	—	(96,075)
	USD	533,617	GBP	420,900	03/16/2017	—	(3,642)

						—	(148,223)

Westpac Banking Corp.	CAD	4,104,400	USD	3,055,836	04/19/2017	—	(100,906)

Net Unrealized Appreciation/(Depreciation)						$920,045	$(2,289,699)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

308

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$325,544,794	$6,718,340	**	$—	$332,263,134
Repurchase Agreements	—	4,916,000		—	4,916,000

Total Investments at Value	$325,544,794	$11,634,340		$—	$337,179,134

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$920,045		$—	$920,045

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,289,699		$—	$2,289,699

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 3).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $217,551,001 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

309

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	7.6%
Diversified Banking Institutions	6.0
Banks-Commercial	4.8
Oil Companies-Exploration & Production	3.2
Telephone-Integrated	2.7
Computers	2.5
Oil Companies-Integrated	2.4
Medical-Biomedical/Gene	2.1
Web Portals/ISP	2.1
Banks-Super Regional	2.1
Tobacco	1.8
Metal-Diversified	1.7
Computer Services	1.7
Semiconductor Equipment	1.6
Cable/Satellite TV	1.5
Electronic Components-Semiconductors	1.4
Electric-Integrated	1.4
Insurance-Life/Health	1.4
Insurance-Reinsurance	1.4
Auto-Cars/Light Trucks	1.4
E-Commerce/Products	1.3
Insurance-Multi-line	1.2
Applications Software	1.2
Diversified Manufacturing Operations	1.2
Internet Content-Entertainment	1.2
Multimedia	1.1
Auto/Truck Parts & Equipment-Original	1.1
Beverages-Non-alcoholic	1.0
Chemicals-Diversified	1.0
Oil-Field Services	1.0
Retail-Apparel/Shoe	1.0
Chemicals-Specialty	0.8
Diversified Minerals	0.8
Aerospace/Defense	0.8
Food-Misc./Diversified	0.8
Airlines	0.8
Retail-Building Products	0.8
Transport-Rail	0.8
Building Products-Air & Heating	0.8
Apparel Manufacturers	0.8
Food-Retail	0.7
Repurchase Agreements	0.7
Import/Export	0.7
Semiconductor Components-Integrated Circuits	0.7
Medical-HMO	0.7
Advertising Agencies	0.7
Real Estate Operations & Development	0.7
Real Estate Investment Trusts	0.6
Machinery-Electrical	0.6
Finance-Credit Card	0.6
Metal-Aluminum	0.6
Building-Residential/Commercial	0.6
Building-Heavy Construction	0.6
Commercial Services	0.6
Cosmetics & Toiletries	0.5
Shipbuilding	0.4
Metal-Iron	0.4
Machinery-Construction & Mining	0.4
E-Commerce/Services	0.4
Rental Auto/Equipment	0.4
Television	0.4

Soap & Cleaning Preparation	0.4%
Aerospace/Defense-Equipment	0.4
Finance-Leasing Companies	0.4
Brewery	0.4
Software Tools	0.4
Engines-Internal Combustion	0.4
Power Converter/Supply Equipment	0.4
Cellular Telecom	0.4
Entertainment Software	0.4
Tools-Hand Held	0.4
Food-Wholesale/Distribution	0.4
Computers-Memory Devices	0.4
Steel-Producers	0.4
Instruments-Controls	0.4
Electronic Components-Misc.	0.4
Steel-Specialty	0.3
Private Equity	0.3
Electronic Forms	0.3
Finance-Consumer Loans	0.3
Building & Construction Products-Misc.	0.3
Banks-Fiduciary	0.3
Food-Confectionery	0.3
Textile-Home Furnishings	0.3
Oil Refining & Marketing	0.3
Gas-Distribution	0.3
Oil & Gas Drilling	0.3
Commercial Services-Finance	0.3
Energy-Alternate Sources	0.3
Building Products-Cement	0.3
Retail-Jewelry	0.3
Cruise Lines	0.3
Medical-Generic Drugs	0.3
Food-Dairy Products	0.3
Transactional Software	0.3
Hotels/Motels	0.3
Batteries/Battery Systems	0.3
Human Resources	0.3
Casino Hotels	0.3
Retail-Convenience Store	0.3
Retail-Home Furnishings	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Machinery-Pumps	0.3
Diversified Operations	0.3
Paper & Related Products	0.3
Building & Construction-Misc.	0.3
Diagnostic Equipment	0.3
Food-Meat Products	0.3
Telecom Services	0.3
Toys	0.3
Retail-Drug Store	0.3
Home Furnishings	0.3
Transport-Truck	0.3
Rubber-Tires	0.3
Machinery-General Industrial	0.2
Enterprise Software/Service	0.2
Finance-Auto Loans	0.2

100.3%

*	Calculated as a percentage of net assets

310

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited) — (continued)

Country Allocation*

United States	54.2%
Japan	8.9
United Kingdom	6.6
France	4.0
Switzerland	3.5
Germany	2.2
Ireland	2.1
Australia	2.0
Canada	1.8
Netherlands	1.6
Jersey	1.4
Sweden	1.1
Spain	1.0
Hong Kong	1.0
Cayman Islands	0.9
Denmark	0.8
Bermuda	0.7
Russia	0.7
Finland	0.6
South Korea	0.6
Curacao	0.6
Singapore	0.5
India	0.4
Taiwan	0.4
Luxembourg	0.4
Norway	0.3
Panama	0.3
Israel	0.3
Belgium	0.3
China	0.3
Italy	0.3
Indonesia	0.3
Austria	0.2

100.3%

*	Calculated as a percentage of net assets

311

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.6%
Australia — 2.0%
Australia & New Zealand Banking Group, Ltd.	85,679	$1,903,234
Challenger, Ltd.	196,426	1,641,644
Fortescue Metals Group, Ltd.	459,858	2,322,718
Goodman Group	331,125	1,737,787
South32, Ltd.	824,253	1,719,063
Woodside Petroleum, Ltd.	71,330	1,707,291

		11,031,737

Austria — 0.2%
Erste Group Bank AG	46,653	1,417,184

Belgium — 0.3%
KBC Group NV	26,850	1,739,654

Bermuda — 0.7%
Axis Capital Holdings, Ltd.	28,201	1,805,146
Everest Re Group, Ltd.	9,023	1,984,428

		3,789,574

Canada — 1.8%
Alimentation Couche-Tard, Inc., Class B	37,001	1,695,008
Bank of Nova Scotia	39,584	2,365,458
Canadian Imperial Bank of Commerce	18,641	1,587,404
Canadian National Railway Co.	26,024	1,808,731
Teck Resources, Ltd., Class B	95,504	2,340,536

		9,797,137

Cayman Islands — 0.9%
Cheung Kong Property Holdings, Ltd.(1)	222,000	1,457,651
Sands China, Ltd.(1)	385,600	1,703,212
Xinyi Glass Holdings, Ltd.(1)	1,870,000	1,684,825

		4,845,688

China — 0.3%
China Construction Bank Corp.(1)	2,297,000	1,707,574

Curacao — 0.6%
Schlumberger, Ltd.	38,842	3,251,464

Denmark — 0.8%
Novo Nordisk A/S, Class B	80,407	2,887,833
Vestas Wind Systems A/S	26,177	1,830,142

		4,717,975

Finland — 0.6%
Outokumpu Oyj†	219,127	1,957,431
UPM-Kymmene Oyj	72,241	1,637,667

		3,595,098

France — 4.0%
AXA SA	101,568	2,491,081
BNP Paribas SA	46,838	2,992,236
Christian Dior SE	9,155	1,964,210
Natixis SA	292,444	1,731,577
Renault SA	18,509	1,665,971
Sanofi	45,392	3,650,059
Schneider Electric SE	29,812	2,131,095
Teleperformance	16,149	1,727,769
Valeo SA	32,687	1,994,343
Vinci SA	26,765	1,875,143

		22,223,484

Security Description	Shares	Value (Note 3)
Germany — 2.2%
Bayerische Motoren Werke AG	22,149	$2,012,491
Covestro AG*	30,638	2,298,292
HeidelbergCement AG	18,858	1,814,642
Henkel AG & Co. KGaA (Preference Shares)	18,185	2,212,380
Merck KGaA	16,293	1,787,850
Siemens AG†	18,768	2,355,231

		12,480,886

Hong Kong — 1.0%
China Overseas Land & Investment, Ltd.(1)	694,000	2,048,459
CNOOC, Ltd.(1)	1,381,000	1,735,804
Wharf Holdings, Ltd.(1)	221,000	1,651,241

		5,435,504

India — 0.4%
HDFC Bank, Ltd. ADR	32,423	2,234,917

Indonesia — 0.3%
Telekomunikasi Indonesia Tbk PT ADR	53,086	1,561,790

Ireland — 2.1%
Accenture PLC, Class A	17,787	2,025,406
Allergan PLC†	13,804	3,021,557
Eaton Corp. PLC	31,706	2,244,151
Ingersoll-Rand PLC	28,724	2,279,249
Johnson Controls International PLC	45,445	1,998,671

		11,569,034

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	53,992	1,804,953

Italy — 0.3%
Enel SpA	386,507	1,612,193

Japan — 8.9%
Amada Holdings Co., Ltd.	123,700	1,456,003
Astellas Pharma, Inc.	116,900	1,566,984
Bandai Namco Holdings, Inc.	56,300	1,550,731
Daikin Industries, Ltd.	20,300	2,018,134
Fuji Heavy Industries, Ltd.	48,500	1,950,137
ITOCHU Corp.	148,000	2,039,571
Japan Airlines Co., Ltd.	71,200	2,271,388
KDDI Corp.	84,800	2,275,653
Matsumotokiyoshi Holdings Co., Ltd.	30,400	1,510,442
Mazda Motor Corp.	138,500	2,046,037
Mitsubishi Corp.	85,900	1,939,616
Mitsubishi Electric Corp.	131,700	2,007,985
Mitsubishi UFJ Financial Group, Inc.	512,300	3,316,270
NH Foods, Ltd.	59,000	1,606,811
Nippon Telegraph & Telephone Corp.	48,300	2,129,888
Nitori Holdings Co., Ltd.	15,100	1,687,733
Obayashi Corp.	170,700	1,626,722
ORIX Corp.	145,100	2,193,656
Otsuka Holdings Co., Ltd.	42,300	1,947,726
Shin-Etsu Chemical Co., Ltd.	35,000	3,021,389
Shionogi & Co., Ltd.	36,200	1,739,306
SoftBank Group Corp.	34,400	2,650,911
Sumitomo Mitsui Financial Group, Inc.	80,500	3,173,373
Tokyo Electron, Ltd.	21,100	2,188,300

		49,914,766

312

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Jersey — 1.4%
Glencore PLC†	714,343	$2,933,620
Shire PLC	49,692	2,737,735
WPP PLC	87,032	2,018,926

		7,690,281

Luxembourg — 0.4%
ArcelorMittal†	259,858	2,016,634

Netherlands — 1.6%
ING Groep NV	246,548	3,526,468
NN Group NV	62,544	2,209,806
RELX NV	99,805	1,683,429
Steinhoff International Holdings NV	309,284	1,481,724

		8,901,427

Norway — 0.3%
Norsk Hydro ASA	325,115	1,852,214

Panama — 0.3%
Carnival Corp.	32,614	1,806,163

Russia — 0.7%
Lukoil PJSC ADR	35,082	1,971,784
Sberbank of Russia PJSC ADR	147,502	1,719,873

		3,691,657

Singapore — 0.5%
Broadcom, Ltd.	14,771	2,946,815

South Korea — 0.6%
Hankook Tire Co., Ltd.	29,045	1,414,635
Samsung Electronics Co., Ltd.	1,082	1,837,007

		3,251,642

Spain — 1.0%
Amadeus IT Group SA	38,685	1,785,050
Iberdrola SA Interim†	6,581	41,446
Iberdrola SA	296,143	1,865,050
Repsol SA	129,029	1,902,657

		5,594,203

Sweden — 1.1%
Atlas Copco AB, Class A	69,976	2,242,374
Boliden AB	70,585	2,058,538
Skanska AB, Class B	66,017	1,615,122

		5,916,034

Switzerland — 3.5%
ABB, Ltd.	77,818	1,842,530
Chubb, Ltd.	17,165	2,257,026
Cie Financiere Richemont SA	23,360	1,810,633
Lonza Group AG	9,290	1,698,308
Nestle SA	36,233	2,647,310
Roche Holding AG	20,969	4,937,373
Swiss Re AG	18,849	1,754,326
UBS Group AG	148,865	2,402,480

		19,349,986

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,051	2,134,366

United Kingdom — 6.6%
3i Group PLC	220,565	1,942,294
Anglo American PLC†	122,605	2,094,539

Security Description	Shares	Value (Note 3)
United Kingdom (continued)
British American Tobacco PLC	81,088	$4,997,914
BT Group PLC	566,233	2,164,387
Burberry Group PLC	97,611	2,013,831
Ensco PLC, Class A	168,498	1,839,998
HSBC Holdings PLC	512,582	4,361,615
Imperial Brands PLC	38,168	1,763,843
Persimmon PLC	78,377	1,901,959
Rio Tinto PLC	66,506	2,920,728
Royal Dutch Shell PLC, Class A	146,993	3,971,095
Taylor Wimpey PLC	783,896	1,647,841
TechnipFMC PLC†	60,832	1,993,684
Tesco PLC†	698,030	1,708,824
Weir Group PLC	66,174	1,669,099

		36,991,651

United States — 53.5%
Adobe Systems, Inc.†	17,012	1,928,821
Aetna, Inc.	17,609	2,088,603
Alcoa Corp.	46,577	1,697,732
Allison Transmission Holdings, Inc.	41,038	1,435,509
Ally Financial, Inc.	57,777	1,220,250
Alphabet, Inc., Class C†	14,631	11,657,834
Altria Group, Inc.	50,015	3,560,068
Amazon.com, Inc.†	6,551	5,394,617
Amgen, Inc.	19,752	3,094,743
Anadarko Petroleum Corp.	37,594	2,613,911
Apple, Inc.	101,696	12,340,810
Applied Materials, Inc.	60,218	2,062,467
AT&T, Inc.	82,108	3,461,673
Bank of America Corp.	271,191	6,139,764
Biogen, Inc.†	11,011	3,052,690
CA, Inc.	40,674	1,271,876
Campbell Soup Co.	28,213	1,755,695
Capital One Financial Corp.	23,150	2,023,079
CBS Corp., Class B	34,434	2,220,649
Celgene Corp.†	31,035	3,604,715
Charter Communications, Inc., Class A†	8,040	2,604,558
Chevron Corp.	44,615	4,967,880
Cigna Corp.	12,402	1,813,420
Citigroup, Inc.	88,680	4,951,004
Comcast Corp., Class A	41,738	3,147,880
Concho Resources, Inc.†	14,136	1,971,124
Corning, Inc.	74,424	1,971,492
Cummins, Inc.	14,508	2,132,821
Dean Foods Co.	90,234	1,792,047
Devon Energy Corp.	42,949	1,955,897
Diamondback Energy, Inc.†	19,553	2,056,389
DISH Network Corp., Class A†	37,347	2,209,822
Dow Chemical Co.	54,894	3,273,329
Dr Pepper Snapple Group, Inc.	18,120	1,652,544
East West Bancorp, Inc.	37,875	1,948,290
eBay, Inc.†	49,734	1,583,033
Electronic Arts, Inc.†	25,257	2,107,192
Eli Lilly & Co.	29,205	2,249,661
Energizer Holdings, Inc.	34,892	1,760,999
Exelon Corp.	50,105	1,797,767
Facebook, Inc., Class A†	50,933	6,637,589
Foot Locker, Inc.	26,436	1,811,923
Four Corners Property Trust, Inc.	11,600	252,996
Gilead Sciences, Inc.	28,541	2,067,795
Goldman Sachs Group, Inc.	16,204	3,715,901

313

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Harris Corp.	21,392	$2,197,172
Hewlett Packard Enterprise Co.	85,133	1,930,816
Home Depot, Inc.	30,507	4,197,153
Honeywell International, Inc.	16,965	2,007,299
HP, Inc.	115,008	1,730,870
Huntington Ingalls Industries, Inc.	12,158	2,358,166
International Business Machines Corp.	11,945	2,084,641
J.M. Smucker Co.	13,633	1,852,043
Johnson & Johnson	51,175	5,795,569
Kroger Co.	69,427	2,357,741
Lam Research Corp.	20,138	2,313,051
Lear Corp.	14,043	1,995,370
Leidos Holdings, Inc.	30,153	1,456,993
Lincoln National Corp.	28,167	1,901,554
ManpowerGroup, Inc.	18,236	1,740,809
Marathon Oil Corp.	103,092	1,726,791
Marriott International, Inc., Class A	20,930	1,770,678
Merck & Co., Inc.	72,924	4,520,559
MetLife, Inc.	42,839	2,330,870
Microsoft Corp.	107,135	6,926,278
Mohawk Industries, Inc.†	8,545	1,844,353
Molson Coors Brewing Co., Class B	22,635	2,184,730
Morgan Stanley	75,141	3,192,741
NextEra Energy, Inc.	21,361	2,642,783
Norfolk Southern Corp.	20,196	2,372,222
Northrop Grumman Corp.	10,085	2,310,272
NVIDIA Corp.	17,823	1,945,915
Omnicom Group, Inc.	18,000	1,541,700
Owens Corning	34,179	1,888,390
PepsiCo, Inc.	38,152	3,959,415
Pfizer, Inc.	196,333	6,229,646
Pioneer Natural Resources Co.	12,654	2,280,630
PNC Financial Services Group, Inc.	27,920	3,363,243
Priceline Group, Inc.†	1,423	2,241,410
Principal Financial Group, Inc.	36,863	2,104,509
Procter & Gamble Co.	32,038	2,806,529
Prologis, Inc.	39,121	1,911,061
PVH Corp.	15,139	1,420,190
QUALCOMM, Inc.	34,393	1,837,618
Quanta Services, Inc.†	44,317	1,590,537
Range Resources Corp.	50,699	1,639,606
Raytheon Co.	14,697	2,118,720
Reinsurance Group of America, Inc.	17,287	2,169,000
Ross Stores, Inc.	29,956	1,980,391
S&P Global, Inc.	15,248	1,832,505
Stanley Black & Decker, Inc.	16,858	2,090,392
State Street Corp.	24,744	1,885,493
SunTrust Banks, Inc.	37,881	2,152,398
SVB Financial Group†	11,404	1,964,111
Swift Transportation Co.†	64,423	1,470,777
Synchrony Financial	52,784	1,890,723
Sysco Corp.	38,886	2,039,960
T-Mobile US, Inc.†	34,147	2,126,334
Teradyne, Inc.	73,936	2,098,304
Texas Instruments, Inc.	25,239	1,906,554
Thermo Fisher Scientific, Inc.	10,624	1,618,991
Time Warner, Inc.	37,917	3,672,261
Twenty-First Century Fox, Inc., Class A	71,195	2,234,099
UGI Corp.	39,708	1,841,260
United Continental Holdings, Inc.†	28,758	2,026,576
United Rentals, Inc.†	17,641	2,231,763

Security Description	Shares/ Principal Amount	Value (Note 3)
United States (continued)
Valero Energy Corp.	28,034	$1,843,516
Verizon Communications, Inc.	40,110	1,965,791
Visa, Inc., Class A	42,986	3,555,372
VMware, Inc., Class A†	24,714	2,163,464
Wells Fargo & Co.	64,599	3,638,862
Western Digital Corp.	25,392	2,024,504
Zions Bancorporation	48,212	2,034,064

		298,136,967

Total Long-Term Investment Securities (cost $485,519,611)		555,010,652

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $4,009,003 and collateralized by $4,130,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2044 and having an approximate value of $4,092,384 (cost $4,009,000)	$4,009,000	4,009,000

TOTAL INVESTMENTS (cost $489,528,611)(2)	100.3%	559,019,652
Liabilities in excess of other assets	(0.3)	(1,795,100)

NET ASSETS	100.0%	$557,224,552

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $2,298,292 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $11,988,767 representing 2.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

314

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$543,021,885	$11,988,767	**	$—	$555,010,652
Repurchase Agreements	—	4,009,000		—	4,009,000

Total Investments at Value	$543,021,885	$15,997,767		$—	$559,019,652

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 3).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $87,634,538 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

315

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	15.8%
Cosmetics & Toiletries	11.7
Tobacco	8.4
Insurance-Life/Health	5.2
Soap & Cleaning Preparation	4.6
Distribution/Wholesale	3.9
Beverages-Wine/Spirits	3.4
Chemicals-Diversified	3.4
Banks-Commercial	3.2
Commercial Services	3.1
Food-Misc./Diversified	3.0
Enterprise Software/Service	2.6
Oil Companies-Integrated	2.5
Gold Mining	2.4
Insurance-Property/Casualty	2.2
Telephone-Integrated	2.2
Industrial Automated/Robotic	2.1
Insurance-Multi-line	1.5
Internet Application Software	1.5
Commercial Services-Finance	1.4
Auto-Cars/Light Trucks	1.4
Building Products-Cement	1.4
Auto/Truck Parts & Equipment-Original	1.4
Electronic Measurement Instruments	1.3
Electronics-Military	1.1
Machinery-Electrical	1.0
Rubber-Tires	1.0
Advertising Services	1.0
Aerospace/Defense	0.8
Metal-Copper	0.7
Real Estate Management/Services	0.6
Retail-Automobile	0.6
Machinery-Construction & Mining	0.5
Internet Content-Entertainment	0.5
Electronic Components-Misc.	0.4
Investment Management/Advisor Services	0.1

97.9%

Country Allocation*

United Kingdom	25.9%
Japan	16.2
France	14.0
Switzerland	11.7
Netherlands	7.6
Germany	7.2
Jersey	3.2
Canada	3.1
Cayman Islands	1.9
Hong Kong	1.6
South Korea	1.5
Ireland	1.4
Sweden	1.2
China	0.8
Portugal	0.6

97.9%

*	Calculated as a percentage of net assets

316

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.9%
Canada — 3.1%
Barrick Gold Corp.	590,049	$10,873,679
Turquoise Hill Resources, Ltd.†	900,569	3,259,697

		14,133,376

Cayman Islands — 1.9%
AAC Technologies Holdings, Inc.(2)	205,506	2,099,200
Tencent Holdings, Ltd.(2)	264,100	6,890,922

		8,990,122

China — 0.8%
China Petroleum & Chemical Corp.(2)	4,348,000	3,479,394

France — 14.0%
AXA SA	159,993	3,924,026
L’Oreal SA	103,548	18,818,170
Pernod Ricard SA	134,681	15,752,801
Publicis Groupe SA	65,127	4,468,559
Safran SA	75,294	5,096,247
Sanofi	143,074	11,504,858
TOTAL SA	103,600	5,218,276

		64,782,937

Germany — 7.2%
BASF SE	32,284	3,105,883
Bayer AG	122,334	13,509,689
Continental AG	23,430	4,570,387
SAP SE	135,196	12,351,245

		33,537,204

Hong Kong — 1.6%
AIA Group, Ltd.(2)	1,184,400	7,336,537

Ireland — 1.4%
Bank of Ireland†	10,730,907	2,872,835
CRH PLC	104,726	3,645,352

		6,518,187

Japan — 16.2%
FANUC Corp.	49,800	9,776,078
Hitachi, Ltd.	813,000	4,662,995
Japan Tobacco, Inc.	122,800	3,958,835
Keyence Corp.	15,800	6,138,925
Komatsu, Ltd.	103,200	2,462,322
Mitsubishi Estate Co., Ltd.	146,000	2,796,254
MS&AD Insurance Group Holdings, Inc.	71,200	2,393,092
NGK Spark Plug Co., Ltd.	278,900	6,283,957
Nitto Denko Corp.	82,800	6,558,147
Shiseido Co., Ltd.	309,200	8,648,070
Sompo Holdings, Inc.	150,900	5,476,824
Sumitomo Mitsui Financial Group, Inc.	155,000	6,110,221
Sumitomo Mitsui Trust Holdings, Inc.	14,100	528,485
Toyota Motor Corp.	111,000	6,472,624
USS Co., Ltd.	155,500	2,728,239

		74,995,068

Jersey — 3.2%
Experian PLC	338,781	6,516,388
Wolseley PLC	133,330	8,230,464

		14,746,852

Security Description	Shares	Value (Note 3)
Netherlands — 7.6%
Akzo Nobel NV	88,183	$5,977,202
RELX NV	441,103	7,440,165
Unilever NV CVA	534,990	21,596,419

		35,013,786

Portugal — 0.6%
Galp Energia SGPS SA	196,999	2,896,434

South Korea — 1.5%
LG Household & Health Care, Ltd.	5,898	4,461,184
NCSoft Corp.†	8,921	2,333,692

		6,794,876

Sweden — 1.2%
Nordea Bank AB	475,286	5,743,358

Switzerland — 11.7%
LafargeHolcim, Ltd.	50,018	2,673,894
Nestle SA	188,976	13,807,251
Novartis AG	226,209	16,561,914
Roche Holding AG	58,813	13,848,142
Swisscom AG	9,539	4,193,285
Zurich Insurance Group AG	11,454	3,281,501

		54,365,987

United Kingdom — 25.9%
Admiral Group PLC	107,144	2,393,818
Aviva PLC	924,752	5,547,956
British American Tobacco PLC	360,605	22,226,133
BT Group PLC	1,518,065	5,802,699
Bunzl PLC	304,965	8,014,360
GlaxoSmithKline PLC	942,512	18,117,182
Imperial Brands PLC	265,672	12,277,395
Man Group PLC	380,359	636,394
Meggitt PLC	749,545	3,940,492
Prudential PLC	566,955	10,926,668
Reckitt Benckiser Group PLC	250,672	21,456,087
RELX PLC	382,104	6,840,170
Travis Perkins PLC	97,624	1,784,443

		119,963,797

TOTAL INVESTMENTS (cost $456,204,418)(1)	97.9%	453,297,915
Other assets less liabilities	2.1	9,824,621

NET ASSETS	100.0%	$463,122,536

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $19,806,053 representing 4.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

CVA — Certification Van Aandelen (Dutch Cert.)

317

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	JPY	2,640,000,000	USD	23,071,377	02/27/2017	$—	$(325,524)

JPY	— Japanese Yen
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$433,491,862	$19,806,053	**	$—	$453,297,915

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$325,524		$—	$325,524

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $369,554,820 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

318

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	20.3%
Electronic Components-Semiconductors	8.0
Oil Companies-Integrated	5.7
Oil Refining & Marketing	5.0
Semiconductor Components-Integrated Circuits	4.8
Electronic Components-Misc.	4.2
Internet Application Software	3.3
Diversified Financial Services	3.0
Steel-Producers	2.6
Food-Misc./Diversified	2.6
Electric-Integrated	1.9
E-Commerce/Products	1.9
Photo Equipment & Supplies	1.8
Metal-Iron	1.7
Real Estate Operations & Development	1.6
Entertainment Software	1.6
Time Deposits	1.5
Auto-Cars/Light Trucks	1.5
Insurance-Property/Casualty	1.4
Electric-Generation	1.2
Cellular Telecom	1.1
Tobacco	1.0
Building Products-Cement	1.0
Diversified Operations	0.9
Medical-Wholesale Drug Distribution	0.9
Finance-Other Services	0.9
Metal-Diversified	0.8
Circuit Boards	0.8
Schools	0.8
Internet Content-Entertainment	0.8
Food-Meat Products	0.8
Public Thoroughfares	0.7
Metal Products-Distribution	0.7
Auto/Truck Parts & Equipment-Original	0.7
Building-Residential/Commercial	0.6
Petrochemicals	0.6
Non-Ferrous Metals	0.6
Diamonds/Precious Stones	0.6
Rubber-Tires	0.6
Industrial Audio & Video Products	0.5
Paper & Related Products	0.5
Food-Canned	0.5
Food-Retail	0.5
Closed-End Funds	0.4
Multimedia	0.4
Insurance-Multi-line	0.4
Airlines	0.4
Applications Software	0.4
Containers-Paper/Plastic	0.4
Beverages-Non-alcoholic	0.4
Brewery	0.4
Appliances	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Chemicals-Other	0.3
Retail-Hypermarkets	0.3
Retail-Drug Store	0.3
Consulting Services	0.3
Housewares	0.3
Real Estate Management/Services	0.3
Optical Supplies	0.2
Cosmetics & Toiletries	0.2

Chemicals-Specialty	0.2%
Wireless Equipment	0.2
Networking Products	0.2
Food-Confectionery	0.2
Energy-Alternate Sources	0.2
Power Converter/Supply Equipment	0.2
Building & Construction Products-Misc.	0.2
Wire & Cable Products	0.1

100.2%

Country Allocation*

South Korea	19.3%
China	14.7
Cayman Islands	12.9
Taiwan	11.7
Russia	8.3
Brazil	7.2
Thailand	5.7
Turkey	4.2
India	3.3
South Africa	3.2
Poland	1.9
United States	1.5
Hungary	1.4
Hong Kong	1.1
Indonesia	0.7
Mexico	0.6
United Arab Emirates	0.6
Netherlands	0.5
United Kingdom	0.4
Malaysia	0.4
Cyprus	0.3
Bermuda	0.3

100.2%

*	Calculated as a percentage of net assets

319

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.3%
Bermuda — 0.3%
Nine Dragons Paper Holdings, Ltd.(1)	783,000	$899,241

Brazil — 7.2%
Banco do Brasil SA	353,730	3,492,285
Braskem SA, Class A (preference shares)	126,040	1,301,559
Cia Energetica de Minas Gerais (preference shares)	318,840	924,819
EDP - Energias do Brasil SA	321,929	1,435,404
Itau Unibanco Holding SA ADR	281,281	3,321,929
Kroton Educacional SA	594,970	2,550,869
M. Dias Branco SA	17,791	699,648
Metalurgica Gerdau SA† (preference shares)	809,360	1,443,497
MRV Engenharia e Participacoes SA	505,524	2,047,058
Qualicorp SA	136,520	892,919
Transmissora Alianca de Energia Eletrica SA	144,630	984,977
Vale SA ADR	393,010	4,000,842

		23,095,806

Cayman Islands — 12.9%
AAC Technologies Holdings, Inc.(1)	324,500	3,314,699
Alibaba Group Holding, Ltd. ADR†	58,470	5,923,596
China High Speed Transmission Equipment Group Co., Ltd.(1)	475,000	590,121
China Lesso Group Holdings, Ltd.(1)	782,000	533,611
Chlitina Holding, Ltd.(1)	160,000	751,222
Geely Automobile Holdings, Ltd.(1)	2,140,000	2,536,135
Jiangnan Group, Ltd.(1)	2,472,000	349,059
Kingboard Chemical Holdings, Ltd.(1)	312,500	1,074,341
Kingboard Laminates Holdings, Ltd.(1)	684,000	750,395
Lee & Man Paper Manufacturing, Ltd.(1)	1,445,000	1,297,331
NetEase, Inc. ADR	20,090	5,100,851
Silicon Motion Technology Corp. ADR	50,750	1,984,325
Sunny Optical Technology Group Co., Ltd.(1)	184,000	1,079,847
Tencent Holdings, Ltd.(1)	404,900	10,564,688
WH Group, Ltd.*(1)	3,240,000	2,457,107
Xinyi Glass Holdings, Ltd.(1)	1,272,000	1,146,041
Xinyi Solar Holdings, Ltd.(1)	1,882,000	648,820
Zhen Ding Technology Holding, Ltd.(1)	481,000	1,009,844

		41,112,033

China — 14.7%
Anhui Conch Cement Co., Ltd.(1)	956,500	3,077,608
Bank of China, Ltd.(1)	13,394,000	6,077,630
China CITIC Bank Corp., Ltd.(1)	4,408,000	2,903,249
China Construction Bank Corp.(1)	10,698,000	7,952,821
China Merchants Bank Co., Ltd.(1)	1,644,000	4,126,468
Guangzhou Automobile Group Co., Ltd.(1)	1,662,000	2,267,102
Huadian Power International Corp., Ltd.(1)	2,800,000	1,191,280
Huaneng Power International, Inc.(1)	1,860,000	1,207,895
Industrial & Commercial Bank of China, Ltd., Class H(1)	8,824,000	5,403,550
PICC Property & Casualty Co., Ltd.(1)	2,116,000	3,204,952
Ping An Insurance Group Co. of China, Ltd.(1)	277,500	1,425,404
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	372,300	948,214

Security Description	Shares	Value (Note 3)
China (continued)
Shenzhen Expressway Co., Ltd.(1)	1,056,000	$964,128
Sinopec Shanghai Petrochemical Co., Ltd.(1)	1,182,000	732,190
Sinopharm Group Co., Ltd., Class H(1)	599,200	2,736,755
TravelSky Technology, Ltd.(1)	584,000	1,311,162
Zhejiang Expressway Co., Ltd.(1)	1,228,000	1,236,741

		46,767,149

Cyprus — 0.3%
Ros Agro PLC GDR	68,110	977,379

Hong Kong — 1.1%
China Overseas Land & Investment, Ltd.(1)	792,000	2,337,723
China Power International Development, Ltd.(1)	3,324,000	1,201,271

		3,538,994

Hungary — 1.4%
MOL Hungarian Oil & Gas PLC	23,860	1,682,614
OTP Bank PLC	92,110	2,830,808

		4,513,422

India — 3.3%
HDFC Bank, Ltd. ADR	73,210	5,046,365
ICICI Bank, Ltd. ADR	107,340	831,885
Reliance Industries, Ltd. GDR*	150,450	4,663,950

		10,542,200

Indonesia — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	2,622,100	2,302,499

Malaysia — 0.4%
AirAsia Bhd	2,428,300	1,397,938

Mexico — 0.6%
Grupo Mexico SAB de CV, Class B	674,800	2,030,208

Netherlands — 0.5%
X5 Retail Group NV GDR†	42,910	1,439,630

Poland — 1.9%
KGHM Polska Miedz SA	85,630	2,649,276
Polski Koncern Naftowy Orlen SA	168,590	3,417,519

		6,066,795

Russia — 8.3%
Alrosa PJSC†	1,085,620	1,912,987
Lukoil PJSC ADR	87,118	4,896,467
Magnitogorsk Iron & Steel Works OJSC†	1,920,330	1,252,660
Mobile TeleSystems PJSC ADR	225,310	2,358,996
Moscow Exchange MICEX-RTS PJSC	1,201,795	2,697,071
Rosneft OAO GDR	463,300	3,060,096
Sberbank of Russia PJSC ADR	475,271	5,541,660
Severstal PJSC GDR	68,600	1,087,310
Surgutneftegas OJSC† (preference shares)	3,550,535	2,036,296
Tatneft PJSC ADR	43,166	1,735,705

		26,579,248

South Africa — 3.2%
Barloworld, Ltd.	71,360	583,590
Imperial Holdings, Ltd.	74,510	922,376
Naspers, Ltd., Class N	9,020	1,431,044
Pick n Pay Stores, Ltd.	187,330	950,343
Sappi, Ltd.	94,440	606,729

320

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
South Africa (continued)
Standard Bank Group, Ltd.	351,720	$3,756,552
Tiger Brands, Ltd.	59,410	1,788,296

		10,038,930

South Korea — 19.3%
Hana Financial Group, Inc.	121,250	3,594,409
Hankook Tire Co., Ltd.	38,290	1,864,912
Hyosung Corp.†	18,330	2,137,264
Hyundai Marine & Fire Insurance Co., Ltd.	46,000	1,191,464
Hyundai Mobis Co., Ltd.†	7,280	1,516,014
Korea Electric Power Corp.†	77,805	2,842,115
KT Corp.	4,804	121,537
KT&G Corp.	37,540	3,246,511
LG Display Co., Ltd.	121,666	3,208,900
LG Uplus Corp.	142,510	1,397,998
NCSoft Corp.†	9,704	2,538,522
Partron Co., Ltd.	77,841	743,512
POSCO	16,160	3,768,488
S-Oil Corp.	30,288	2,113,722
Samsung Electronics Co., Ltd.	10,765	18,276,693
Shinhan Financial Group Co., Ltd.†	113,030	4,464,398
SK Hynix, Inc.	119,080	5,502,621
SK Innovation Co., Ltd.	23,510	3,176,207

		61,705,287

Taiwan — 11.7%
Accton Technology Corp.(1)	409,000	740,378
Coretronic Corp.(1)	471,400	514,579
CTBC Financial Holding Co., Ltd.(1)	2,644,000	1,504,347
Elite Material Co., Ltd.(1)	566,000	1,985,087
FLEXium Interconnect, Inc.(1)	537,349	1,545,370
Grape King Bio, Ltd.(1)	223,000	1,272,026
King Yuan Electronics Co., Ltd.(1)	596,000	513,904
Largan Precision Co., Ltd.(1)	34,000	4,853,923
Merry Electronics Co., Ltd.(1)	419,000	1,749,485
Micro-Star International Co., Ltd.(1)	1,071,000	2,600,270
Pegatron Corp.(1)	633,000	1,524,218
St. Shine Optical Co., Ltd.(1)	40,000	759,602
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	256,000	1,525,683
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	424,733	13,128,497
Tong Yang Industry Co., Ltd.(1)	283,000	522,041
Uni-President Enterprises Corp.(1)	1,475,000	2,520,860

		37,260,270

Thailand — 5.7%
Charoen Pokphand Foods PCL	3,451,200	2,793,502
Kiatnakin Bank PCL NVDR	640,100	1,036,231
Krung Thai Bank PCL NVDR	6,178,500	3,334,039
PTT PCL NVDR	405,500	4,652,712
Star Petroleum Refining PCL NVDR	2,805,500	988,021
Thai Beverage PCL	2,062,200	1,265,692
Thai Oil PCL NVDR	678,500	1,382,629
Thai Union Frozen Products PCL NVDR	2,533,700	1,496,761
Thanachart Capital PCL	848,000	1,143,993

		18,093,580

Security Description	Shares/ Principal Amount	Value (Note 3)
Turkey — 4.2%
Akbank TAS	1,190,360	$2,650,047
Arcelik AS	190,370	1,153,375
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,564,630	2,086,695
Eregli Demir ve Celik Fabrikalari TAS	1,324,550	2,039,579
Tekfen Holding AS	687,640	1,374,132
Turkiye Halk Bankasi AS	495,910	1,475,974
Turkiye Is Bankasi, Class C	1,147,205	1,812,105
Turkiye Sise ve Cam Fabrikalari AS	767,555	821,839

		13,413,746

United Arab Emirates — 0.6%
Aldar Properties PJSC	1,086,730	757,448
Emaar Properties PJSC	498,990	1,009,419

		1,766,867

Total Common Stocks (cost $270,180,943)		313,541,222

REGISTERED INVESTMENT COMPANIES — 0.4%
JPMorgan Indian Investment Trust PLC† (cost $1,273,853)	182,670	1,447,732

Total Long-Term Investment Securities (cost $271,454,796)		314,988,954

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2017 (cost $4,849,000)	$4,849,000	4,849,000

TOTAL INVESTMENTS (cost $276,303,796)(2)	100.2%	319,837,954
Liabilities in excess of other assets	(0.2)	(728,092)

NET ASSETS	100.0%	$319,109,862

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $7,121,057 representing 2.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $103,440,418 representing 32.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

321

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2017	Unrealized Appreciation (Depreciation)
38	Long	Mini MSCI Emerging Markets Index	March 2017	$1,660,457	$1,738,690	$78,233
55	Long	SGX CNX S&P NIFTY Index	February 2017	929,642	943,360	13,718

						$91,951

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$18,680,234	$7,899,014		$—	$26,579,248
Other Countries	183,521,556	103,440,418	**	—	286,961,974
Registered Investment Companies	1,447,732	—		—	1,447,732
Short-Term Investment Securities	—	4,849,000		—	4,849,000

Total Investments at Value	$203,649,522	$116,188,432		$—	$319,837,954

Other Financial Instruments:+
Futures Contracts	$91,951	$—		$—	$91,951

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 3).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities, currently valued at $3,288,956 were transferred from Level 1 to Level 2 due a current day last sale not being available on the securities primary exchange. Securities currently valued at $62,763,574 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

322

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — January 31, 2017 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.7%
Medical-Drugs	7.7
Diversified Banking Institutions	7.6
Banks-Commercial	7.2
Telecom Services	4.2
Electronic Components-Semiconductors	3.9
Telephone-Integrated	3.5
Chemicals-Diversified	3.4
Diversified Financial Services	2.9
Building Products-Cement	2.6
Diversified Manufacturing Operations	2.6
Insurance-Multi-line	2.5
Auto-Cars/Light Trucks	2.4
Cellular Telecom	2.2
Oil-Field Services	2.2
Oil Companies-Exploration & Production	1.8
Building & Construction Products-Misc.	1.7
Photo Equipment & Supplies	1.6
Medical-Generic Drugs	1.6
Real Estate Operations & Development	1.5
Energy-Alternate Sources	1.5
Repurchase Agreements	1.5
Airlines	1.4
Cable/Satellite TV	1.3
Metal-Diversified	1.3
Beverages-Non-alcoholic	1.2
Diagnostic Kits	1.2
Medical Instruments	1.2
Auto/Truck Parts & Equipment-Original	1.2
Retail-Building Products	1.1
Insurance-Reinsurance	1.1
Diversified Operations	1.0
Rubber-Tires	1.0
Aerospace/Defense	1.0
Insurance-Life/Health	1.0
Aerospace/Defense-Equipment	1.0
Miscellaneous Manufacturing	0.9
Diversified Minerals	0.9
Computers	0.8
Web Portals/ISP	0.8
Medical-Wholesale Drug Distribution	0.8
Machinery-Electrical	0.7
Steel-Producers	0.7
Brewery	0.6
Oil & Gas Drilling	0.5
Agricultural Chemicals	0.5
Audio/Video Products	0.5
Retail-Drug Store	0.5
Appliances	0.4
Metal Processors & Fabrication	0.3
Electronic Components-Misc.	0.3

100.0%

Country Allocation*

United Kingdom	15.4%
Japan	10.6
France	10.5
Germany	10.5
South Korea	9.1
Netherlands	7.0
Switzerland	4.9
China	4.7
Cayman Islands	3.3
Singapore	3.0
Jersey	2.2
Norway	2.0
Thailand	1.9
Israel	1.6
United States	1.5
Spain	1.4
Ireland	1.4
Belgium	1.3
Italy	1.3
Sweden	1.2
Bermuda	1.2
Taiwan	1.1
Canada	1.0
Hong Kong	1.0
Portugal	0.9

100.0%

*	Calculated as a percentage of net assets

323

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.5%
Belgium — 1.3%
UCB SA	209,270	$14,394,789

Bermuda — 1.2%
Haier Electronics Group Co., Ltd.(1)	2,381,000	4,194,046
Kunlun Energy Co., Ltd.(1)	10,778,000	8,562,849

		12,756,895

Canada — 1.0%
Precision Drilling Corp.†	1,088,000	6,120,392
Suncor Energy, Inc.	167,500	5,195,235

		11,315,627

Cayman Islands — 3.3%
Baidu, Inc. ADR†	49,930	8,741,245
Cheung Kong Property Holdings, Ltd.(1)	1,546,284	10,152,894
CK Hutchison Holdings, Ltd.(1)	947,284	11,360,409
GCL-Poly Energy Holdings, Ltd.†(1)	45,611,000	5,901,084

		36,155,632

China — 4.7%
China Life Insurance Co., Ltd.(1)	3,873,000	10,710,786
China Telecom Corp., Ltd.(1)	35,269,383	16,835,054
CRRC Corp., Ltd.(1)	10,410,290	10,110,278
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,133,100	5,432,813
Sinopharm Group Co., Ltd.(1)	1,830,000	8,358,246

		51,447,177

France — 10.5%
AXA SA	473,514	11,613,515
BNP Paribas SA	263,970	16,863,670
Cie de Saint-Gobain	386,140	18,966,131
Cie Generale des Etablissements Michelin	103,245	11,076,194
Credit Agricole SA	1,203,160	15,929,916
Sanofi	187,838	15,104,418
TOTAL SA	310,040	15,616,547
Zodiac Aerospace	346,760	10,518,598

		115,688,989

Germany — 10.5%
Bayer AG	131,090	14,476,639
Deutsche Lufthansa AG	1,130,770	15,056,914
HeidelbergCement AG	142,490	13,711,330
Innogy SE†*	298,690	10,216,378
LANXESS AG	307,410	22,283,662
Merck KGaA	126,200	13,848,071
Siemens AG	147,160	18,467,380
thyssenkrupp AG	289,480	7,296,725

		115,357,099

Hong Kong — 1.0%
China Mobile, Ltd.(1)	975,000	11,083,996

Ireland — 1.4%
CRH PLC	450,775	15,690,788

Israel — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	521,607	17,437,322

Italy — 1.3%
Eni SpA	907,015	13,913,330

Security Description	Shares	Value (Note 3)
Japan — 10.6%
Inpex Corp.	644,800	$6,341,780
Kirin Holdings Co., Ltd.	382,000	6,252,201
Konica Minolta, Inc.	1,743,300	18,095,364
Mitsui Fudosan Co., Ltd.	293,000	6,789,784
Nissan Motor Co., Ltd.	1,503,700	14,902,491
Omron Corp.	81,200	3,333,292
Panasonic Corp.	527,000	5,500,571
SoftBank Group Corp.	294,800	22,717,694
Sumitomo Metal Mining Co., Ltd.	710,000	9,633,513
Suntory Beverage & Food, Ltd.	321,600	13,657,533
Toshiba Corp.†	4,560,000	9,785,564

		117,009,787

Jersey — 2.2%
Glencore PLC†	3,443,760	14,142,623
Petrofac, Ltd.	889,060	10,256,066

		24,398,689

Netherlands — 7.0%
Aegon NV	2,746,410	14,859,322
Akzo Nobel NV	232,110	15,732,831
ING Groep NV	1,285,770	18,390,846
QIAGEN NV	462,164	13,313,318
SBM Offshore NV	867,805	14,089,401

		76,385,718

Norway — 2.0%
Telenor ASA	1,018,620	16,128,876
Yara International ASA	143,050	6,028,598

		22,157,474

Portugal — 0.9%
Galp Energia SGPS SA	689,930	10,143,894

Singapore — 3.0%
DBS Group Holdings, Ltd.	1,072,950	14,442,020
Singapore Telecommunications, Ltd.	1,582,000	4,344,088
Singapore Telecommunications, Ltd. 10	3,354,300	9,163,128
United Overseas Bank, Ltd.	354,600	5,263,584

		33,212,820

South Korea — 9.1%
Hana Financial Group, Inc.	657,531	19,492,249
Hyundai Mobis Co., Ltd.	62,336	12,981,079
Hyundai Motor Co.	103,649	12,442,161
KB Financial Group, Inc. ADR	300,136	12,185,522
Samsung Electronics Co., Ltd. GDR*	49,813	42,365,957

		99,466,968

Spain — 1.4%
Telefonica SA	1,355,712	13,061,655
Telefonica SA ADR	289,939	2,795,012

		15,856,667

Sweden — 1.2%
Getinge AB, Class B	809,180	13,080,684

Switzerland — 4.9%
ABB, Ltd.	337,650	7,994,684
Novartis AG	86,270	6,316,267
Roche Holding AG	62,290	14,666,838
Swiss Re AG	125,675	11,696,900
UBS Group AG	804,670	12,986,287

		53,660,976

324

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2017 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Taiwan — 1.1%
Catcher Technology Co., Ltd.(1)	440,000	$3,598,300
Quanta Computer, Inc.(1)	4,325,000	8,826,065

		12,424,365

Thailand — 1.9%
Bangkok Bank PCL	3,273,400	16,873,675
PTT Exploration & Production PCL	1,449,300	4,033,837

		20,907,512

United Kingdom — 15.4%
BAE Systems PLC	1,495,771	10,951,371
Barclays PLC	6,354,350	17,542,323
BP PLC	4,448,812	26,463,534
GlaxoSmithKline PLC	298,887	5,745,274
HSBC Holdings PLC(1)	254,800	2,168,646
HSBC Holdings PLC ADR	441,338	18,800,999
Kingfisher PLC	2,896,740	12,251,454
Royal Dutch Shell PLC, Class A ADR	7,071	384,592
Royal Dutch Shell PLC, Class B ADR	418,432	24,047,287
Sky PLC	1,154,540	14,538,629
Standard Chartered PLC†	2,420,175	23,568,082
Vodafone Group PLC	5,453,683	13,333,828

		169,796,019

Total Long-Term Investment Securities (cost $997,201,060)		1,083,743,217

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $15,867,013, and collateralized by $14,240,000 of United States Treasury Bonds, bearing interest at 3.75%, due 11/15/2043 and having an approximate value of $16,189,541 (cost $15,867,000)	$15,867,000	$15,867,000

TOTAL INVESTMENTS (cost $1,013,068,060)(2)	100.0%	1,099,610,217
Other assets less liabilities	0.0	459,248

NET ASSETS	100.0%	$1,100,069,465

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2017, the aggregate value of these securities was $52,582,335 representing 4.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2017. The aggregate value of these securities was $117,295,466 representing 10.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2017 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$966,447,751	$117,295,466	**	$—	$1,083,743,217
Repurchase Agreements	—	15,867,000		—	15,867,000

Total Investments at Value	$966,447,751	$133,162,466		$—	$1,099,610,217

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 3).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $694,584,455 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

325

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2017

	Ultra Short Bond†	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
ASSETS:
Investments at value (unaffiliated)*	$522,747,359	$1,615,080,356	$473,903,944	$471,942,739	$1,933,360,169	$227,212,828
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	10,817,000	—	3,426,000

Total investments	522,747,359	1,615,080,356	473,903,944	482,759,739	1,933,360,169	230,638,828

Cash	798,521	317	173,726	913	433,786	198,368
Foreign cash*	—	—	8,587,174	—	95	—
Due from broker	—	947,500	4,789,875	—	485	143,173
Receivable for:
Fund shares sold	590,224	308,528	62,976	122,977	272,105	185,455
Dividends and interest	1,794,709	19,718,292	2,932,434	7,783,577	10,416,533	646,238
Investments sold	10,300,352	5,256,200	2,877,484	3,567,370	8,392,366	2,988,004
Investments sold on an extended settlement basis	—	—	—	206,773	866,666	4,956,483
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	63,724	—	—	—
Prepaid expenses and other assets	5,663	8,402	5,459	59,766	11,625	9,247
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	325,993	—
Variation margin on futures contracts	—	—	120,527	—	100,703	7,294
Unrealized appreciation on forward foreign currency contracts	—	—	4,405,519	—	—	—
Swap premiums paid	—	—	1,441,539	—	—	—
Unrealized appreciation on swap contracts	—	—	887,076	—	—	—

Total assets	536,236,828	1,641,319,595	500,251,457	494,501,115	1,954,180,526	239,773,090

LIABILITIES:
Payable for:
Fund shares redeemed	727,295	639,073	268,799	291,504	737,334	248,603
Investments purchased	13,746,609	427,552	6,740,973	2,441,876	7,158,478	2,776,280
Investments purchased on an extended settlement basis	—	8,070,633	—	2,397,100	12,023,369	7,544,203
Payments on swap contracts	—	—	165,986	—	—	—
Investment advisory and management fees	202,521	712,919	246,846	246,207	986,386	125,133
Service fees — Class 2	2,140	3,024	803	1,272	1,201	1,381
Service fees — Class 3	43,336	187,562	63,365	38,911	203,468	29,410
Transfer agent fees	1,049	589	589	746	628	589
Trustees’ fees and expenses	1,194	3,826	1,160	1,122	4,478	531
Other accrued expenses	77,336	174,393	168,532	100,168	226,081	87,980
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	146,875	29,836	—	—	11,563
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	303,693	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	4,517,344	—	—	—
Swap premiums received	—	—	2,585,706	—	—	—
Unrealized depreciation on swap contracts	—	—	1,300,787	—	—	—

Total liabilities	14,801,480	10,366,446	16,394,419	5,518,906	21,341,423	10,825,673

Net Assets	$521,435,348	$1,630,953,149	$483,857,038	$488,982,209	$1,932,839,103	$228,947,417

* Cost
Investments (unaffiliated)	$523,664,620	$1,576,700,924	$486,827,475	$454,210,280	$1,959,193,269	$214,138,099

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$8,555,244	$—	$98	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

326

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	Ultra Short Bond†	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$526,883,462	$1,514,720,837	$508,626,836	$506,381,269	$1,934,872,348	$201,248,473
Accumulated undistributed net investment income (loss)	765,858	70,509,784	4,969,245	32,970,615	43,689,493	3,619,562
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(5,296,711)	7,097,476	(16,337,182)	(68,102,134)	(20,011,634)	11,031,691
Unrealized appreciation (depreciation) on investments	(917,261)	38,379,432	(12,923,531)	17,732,459	(25,833,100)	13,074,729
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	245,620	(321,743)	—	121,999	(27,038)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(156,587)	—	(3)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net Assets	$521,435,348	$1,630,953,149	$483,857,038	$488,982,209	$1,932,839,103	$228,947,417

Class 1 (unlimited shares authorized):
Net assets	$304,376,042	$720,861,633	$178,675,356	$294,381,660	$965,032,513	$79,458,325
Shares of beneficial interest issued and outstanding	28,882,019	53,823,016	16,365,084	50,306,166	109,076,102	4,126,118
Net asset value, offering and redemption price per share	$10.54	$13.39	10.92	$5.85	$8.85	$$19.26

Class 2 (unlimited shares authorized):
Net assets	$15,865,317	$23,588,314	$6,248,716	$10,121,087	$9,526,223	$10,792,467
Shares of beneficial interest issued and outstanding	1,524,191	1,762,773	577,495	1,730,999	1,080,756	561,412
Net asset value, offering and redemption price per share	$10.41	$13.38	10.82	$5.85	$8.81	$19.22

Class 3 (unlimited shares authorized):
Net assets	$201,193,989	$886,503,202	$298,932,966	$184,479,462	$958,280,367	$138,696,625
Shares of beneficial interest issued and outstanding	19,497,237	66,615,574	27,881,530	31,727,321	109,405,797	7,239,952
Net asset value, offering and redemption price per share	$10.32	$13.31	10.72	$5.81	8.76	$19.16

†	See Note 1

See Notes to Financial Statements

327

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$534,110,356	$2,149,920,397	$1,154,482,242	$458,766,057	$400,349,642	$711,871,992
Investments at value (affiliated)*	—	9,213,944,473	5,006,821,499	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	—

Total investments	534,110,356	11,363,864,870	6,161,303,741	458,766,057	400,349,642	711,871,992

Cash	5,983	—	—	1,340	525,520	8,414
Foreign cash*	11,530	—	—	18,832,912	152,045	29,763
Due from broker	—	—	—	7,303,585	7,411,963	3,050
Receivable for:
Fund shares sold	158,738	402,211	274,007	1,246,494	1,539,151	3,009,621
Dividends and interest	1,884,044	13,031,337	7,193,598	1,229,355	1,218,357	1,315,159
Investments sold	1,717,158	3,462,582	2,631,576	17,907,560	1,980,445	1,282,348
Investments sold on an extended settlement basis	118,469	—	—	—	—	3,519,886
Written options	—	12,356,000	6,350,000	—	—	—
Payments on swap contracts	—	—	—	—	6,931	—
Prepaid expenses and other assets	6,435	37,251	18,443	4,137	4,097	4,172
Due from investment adviser for expense reimbursements/fee waivers	—	155,509	82,790	40,969	38,448	—
Variation margin on futures contracts	—	—	—	442,526	101,731	61,880
Unrealized appreciation on forward foreign currency contracts	—	—	—	205,248	915,126	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	538,012,713	11,393,309,760	6,177,854,155	505,980,183	414,243,456	721,106,285

LIABILITIES:
Payable for:
Fund shares redeemed	298,393	4,724,464	3,560,149	13,307	750	189,157
Investments purchased	1,253,496	27,924,203	10,722,995	19,973,680	1,606,908	8,278,716
Investments purchased on an extended settlement basis	1,370,837	—	—	—	2,255,223	25,321,999
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	296,682	2,013,900	1,134,752	337,505	275,801	436,590
Service fees — Class 2	3,815	—	—	—	—	—
Service fees — Class 3	66,224	2,406,186	1,307,250	98,091	81,775	136,413
Transfer agent fees	628	269	229	189	153	153
Trustees’ fees and expenses	1,240	26,159	14,272	938	769	1,255
Other accrued expenses	95,159	277,410	163,607	136,770	69,105	166,094
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	3,588,499	1,597,357	378,416	499,639	194,295
Due to investment adviser from expense recoupment	—	—	—	—	—	23,783
Due to broker	—	13,070	930	—	—	—
Call and put options written, at value@	—	20,092,857	10,959,376	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	211,195	1,842,188	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—		—

Total liabilities	3,386,474	61,067,017	29,460,917	21,150,091	6,632,311	34,748,455

Net Assets	$534,626,239	$11,332,242,743	$6,148,393,238	$484,830,092	$407,611,145	$686,357,830

* Cost
Investments (unaffiliated)	$460,699,068	$2,188,361,010	$1,175,055,108	$453,941,132	$397,817,332	$691,169,577

Investments (affiliated)	$—	$8,966,083,251	$4,943,069,958	$—	$—	$—

Foreign cash	$11,156	$—	$—	$18,695,371	$16,698	$29,772

@ Premiums received on options written	$—	$26,421,708	$14,468,755	$—	$—	$—

See Notes to Financial Statements

328

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$423,461,717	$10,759,031,076	$5,913,971,873	$481,465,599	$399,081,627	$663,947,868
Accumulated undistributed net investment income (loss)	12,528,369	131,553,695	68,677,649	(1,797,461)	(485,887)	259,761
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	25,227,854	197,587,404	113,085,728	(769,216)	4,935,348	(693,635)
Unrealized appreciation (depreciation) on investments	73,411,288	209,420,609	43,178,675	4,824,925	2,532,310	20,702,415
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	34,649,959	9,479,313	978,831	2,339,562	2,131,389
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,989)	—	—	127,414	(791,815)	10,032
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net Assets	$534,626,239	$11,332,242,743	$6,148,393,238	$484,830,092	$407,611,145	$686,357,830

Class 1 (unlimited shares authorized):
Net assets	$193,052,943	$102,044	$102,524	$99,942	$101,981	$102,592
Shares of beneficial interest issued and outstanding	10,145,868	8,200	8,185	9,459	9,344	9,397
Net asset value, offering and redemption price per share	$19.03	$12.44	$12.53	$10.57	$10.91	$10.92

Class 2 (unlimited shares authorized):
Net assets	$29,713,683	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	1,561,091	—	—	—	—	—
Net asset value, offering and redemption price per share	$19.03	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$311,859,613	$11,332,140,699	$6,148,290,714	$484,730,150	$407,509,164	$686,255,238
Shares of beneficial interest issued and outstanding	16,426,288	911,409,083	491,275,479	45,898,992	37,371,262	62,888,217
Net asset value, offering and redemption price per share	$18.99	$12.43	$12.51	$10.56	$10.90	$10.91

See Notes to Financial Statements

329

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
ASSETS:
Investments at value (unaffiliated)*	$467,536,217	$1,179,623,050	$44,708,159	$1,679,153,565	$1,137,861,806	$394,789,163
Investments at value (affiliated)*	—	—	—	5,037,406	—	—
Repurchase agreements (cost approximates value)	667,800,000	—	—	22,286,000	—	6,958,000

Total investments	1,135,336,217	1,179,623,050	44,708,159	1,706,476,971	1,137,861,806	401,747,163

Cash	30,261,566	843	8,773	615	937	10,624
Foreign cash*	148,745	93,903	7,677	—	—	—
Due from broker	12,977,276	—	—	2,725,000	—	—
Receivable for:
Fund shares sold	1,196,377	2,067,087	16,634	—	63,967	125,726
Dividends and interest	1,885,682	2,307,367	77,439	1,366,508	691,723	209,889
Investments sold	8,558,134	3,117,705	89,139	203,146	—	1,222,380
Investments sold on an extended settlement basis	92,769,695	—	—	—	—	—
Written options	1,602,331	—	—	—	—	—
Payments on swap contracts	1,195,959	—	—	—	—	—
Prepaid expenses and other assets	5,466	6,129	4,411	7,010	8,051	4,804
Due from investment adviser for expense reimbursements/fee waivers	11,513	97,720	—	318,109	—	—
Variation margin on futures contracts	434,613	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	95,403	—	10,372	—	—	—
Swap premiums paid	1,941,288	—	—	—	—	—
Unrealized appreciation on swap contracts	5,069,944	—	—	—	—	—

Total assets	1,293,490,209	1,187,313,804	44,922,604	1,711,097,359	1,138,626,484	403,320,586

LIABILITIES:
Payable for:
Fund shares redeemed	5,073	206,098	18,105	719,133	572,553	222,755
Investments purchased	12,302,142	2,264,653	9,563	—	—	1,772,167
Investments purchased on an extended settlement basis	199,413,381	—	—	—	—	—
Payments on swap contracts	217,307	—	—	—	—	—
Investment advisory and management fees	761,711	850,003	28,165	580,399	528,215	250,604
Service fees — Class 2	—	—	225	—	1,376	597
Service fees — Class 3	222,143	245,751	5,646	—	48,342	20,286
Transfer agent fees	151	189	471	157	628	550
Trustees’ fees and expenses	2,280	2,613	99	3,928	2,713	922
Other accrued expenses	121,105	108,567	57,551	185,171	113,402	70,671
Accrued foreign tax on capital gains	—	—	1,949	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	504,400	—	—	19,725	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	6,758,836	—	—	—	—	—
Call and put options written, at value@	2,500,673	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	9,304	524,080	55,863	—	—	—
Swap premiums received	563,392	—	—	—	—	—
Unrealized depreciation on swap contracts	56,403	—	—	—	—	—

Total liabilities	223,438,301	4,201,954	177,637	1,508,513	1,267,229	2,338,552

Net Assets	$1,070,051,908	$1,183,111,850	$44,744,967	$1,709,588,846	$1,137,359,255	$400,982,034

* Cost
Investments (unaffiliated)	$473,567,365	$1,076,245,880	$44,060,991	$1,373,313,709	$956,905,933	$346,529,571

Investments (affiliated)	$—	$—	$—	$4,123,069	$—	$—

Foreign cash	$155,313	$92,874	$7,544	$—	$—	$—

@ Premiums received on options written	$1,602,331	$—	$—	$—	$—	$—

See Notes to Financial Statements

330

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,010,817,275	$1,086,137,894	$42,839,921	$1,354,101,142	$877,393,666	$338,690,019
Accumulated undistributed net investment income (loss)	(2,064,752)	12,363,999	1,072,994	29,539,232	23,454,757	3,968,288
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	54,056,656	(18,242,360)	234,217	19,114,501	55,554,959	10,064,135
Unrealized appreciation (depreciation) on investments	(6,031,148)	103,377,170	647,168	306,754,193	180,955,873	48,259,592
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	13,194,074	—	—	79,778	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	79,803	(524,853)	(47,384)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(1,949)	—	—	—

Net Assets	$1,070,051,908	$1,183,111,850	$44,744,967	$1,709,588,846	$1,137,359,255	$400,982,034

Class 1 (unlimited shares authorized):
Net assets	$101,829	$107,250	$15,965,520	$1,709,588,846	$898,335,652	$299,651,378
Shares of beneficial interest issued and outstanding	9,022	8,549	1,139,013	88,807,008	27,361,983	14,678,286
Net asset value, offering and redemption price per share	$11.29	$12.55	$14.02	$19.25	$32.83	$20.41

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$1,703,529	$—	$10,771,357	$4,648,972
Shares of beneficial interest issued and outstanding	—	—	121,321	—	328,455	227,901
Net asset value, offering and redemption price per share	$—	$—	$14.04	$—	$32.79	$20.40

Class 3 (unlimited shares authorized):
Net assets	$1,069,950,079	$1,183,004,600	$27,075,918	$—	$228,252,246	$96,681,684
Shares of beneficial interest issued and outstanding	94,879,876	94,377,031	1,937,519	—	6,987,659	4,754,833
Net asset value, offering and redemption price per share	$11.28	$12.53	$13.97	$—	$32.67	$20.33

See Notes to Financial Statements

331

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	SA Legg Mason BW Large Cap Value	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
ASSETS:
Investments at value (unaffiliated)*	$1,480,593,399	$351,404,603	$506,158,029	$279,840,320	$1,092,893,361	$139,640,737
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	2,054,000	—	—	—	1,345,000

Total investments	1,480,593,399	353,458,603	506,158,029	279,840,320	1,092,893,361	140,985,737

Cash	—	643	35,328	169	989	674
Foreign cash*	—	—	—	—	57	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	76,790	84,491	1,489	779	68,097	16
Dividends and interest	1,354,107	798,035	84,899	115,561	518,085	15,299
Investments sold	92,200,022	—	3,987,983	—	550,757	—
Investments sold on an extended settlement basis	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	10,116	4,792	5,403	6,381	9,668	4,573
Due from investment adviser for expense reimbursements/fee waivers	127,409	—	—	52,723	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	1,574,361,843	354,346,564	510,273,131	280,015,933	1,094,041,014	141,006,299

LIABILITIES:
Payable for:
Fund shares redeemed	627,182	169,698	288,403	150,972	406,416	89,152
Investments purchased	90,083,320	—	8,817,596	—	1,107,047	—
Investments purchased on an extended settlement basis	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	911,329	180,564	261,675	195,003	625,682	100,429
Service fees — Class 2	6,611	926	2,477	215	1,173	301
Service fees — Class 3	113,320	33,871	25,096	11,318	83,817	14,063
Transfer agent fees	665	471	628	508	589	471
Trustees’ fees and expenses	3,481	828	1,140	597	2,516	1,307
Other accrued expenses	154,001	64,712	79,533	60,000	100,202	56,645
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	91,899,909	451,070	9,476,548	418,613	2,327,442	262,368

Net Assets	$1,482,461,934	$353,895,494	$500,796,583	$279,597,320	$1,091,713,572	$140,743,931

* Cost
Investments (unaffiliated)	$1,287,615,843	$325,706,733	$431,724,495	$250,557,878	$873,126,952	$120,507,532

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$57	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

332

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	SA Legg Mason BW Large Cap Value	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,215,030,973	$290,771,211	$386,499,140	$246,120,331	$833,155,732	$114,424,205
Accumulated undistributed net investment income (loss)	24,752,197	8,185,663	158,642	968,066	9,314,016	223,683
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	49,732,944	29,240,750	39,705,267	3,226,908	29,480,517	6,962,838
Unrealized appreciation (depreciation) on investments	192,977,556	25,697,870	74,433,534	29,282,442	219,766,409	19,133,205
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(31,736)	—	—	(427)	(3,102)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net Assets	$1,482,461,934	$353,895,494	$500,796,583	$279,597,320	$1,091,713,572	$140,743,931

Class 1 (unlimited shares authorized):
Net assets	$899,493,070	$186,425,853	$362,019,279	$223,489,034	$685,288,014	$71,385,244
Shares of beneficial interest issued and outstanding	45,326,605	13,652,403	9,592,769	15,574,615	32,850,877	3,337,850
Net asset value, offering and redemption price per share	$19.84	$13.66	$37.74	$14.35	$20.86	$21.39

Class 2 (unlimited shares authorized):
Net assets	$51,508,904	$7,292,849	$19,507,476	$1,714,624	$9,119,826	$2,377,872
Shares of beneficial interest issued and outstanding	2,595,786	534,991	519,066	121,177	437,014	113,732
Net asset value, offering and redemption price per share	$19.84	$13.63	$37.58	$14.15	$20.87	$20.91

Class 3 (unlimited shares authorized):
Net assets	$531,459,960	$160,176,792	$119,269,828	$54,393,662	$397,305,732	$66,980,815
Shares of beneficial interest issued and outstanding	26,917,955	11,825,704	3,202,230	3,883,081	19,127,627	3,259,326
Net asset value, offering and redemption price per share	$19.74	$13.54	$37.25	$14.01	$20.77	$20.55

See Notes to Financial Statements

333

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
ASSETS:
Investments at value (unaffiliated)*	$513,696,787	$402,050,358	$433,350,878	$333,631,693	$90,788,890	$276,682,731
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	3,708,000	9,422,000	2,268,000	—

Total investments	513,696,787	402,050,358	437,058,878	343,053,693	93,056,890	276,682,731

Cash	898	4,981	11,086	416	802	605
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	48,702	47,152	71,057	7,970	101	19,522
Dividends and interest	220,951	135,088	156,479	203,965	4,188	15,597
Investments sold	—	18,689,103	2,560,171	1,434,269	675,696	1,780,941
Investments sold on an extended settlement basis	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	5,197	8,802	5,127	4,939	8,239	4,896
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	513,972,535	420,935,484	439,862,798	344,705,252	93,745,916	278,504,292

LIABILITIES:
Payable for:
Fund shares redeemed	197,825	217,497	141,373	170,386	86,215	193,163
Investments purchased	—	18,139,199	1,261,541	2,075,767	930,269	2,817,841
Investments purchased on an extended settlement basis	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	290,856	263,582	355,901	218,684	58,638	172,263
Service fees — Class 2	417	829	—	1,739	382	383
Service fees — Class 3	25,181	46,823	47,842	30,132	5,638	35,002
Transfer agent fees	471	628	314	628	628	510
Trustees’ fees and expenses	1,167	910	1,074	776	216	624
Other accrued expenses	75,463	77,390	72,552	72,526	53,733	61,104
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	591,380	18,746,858	1,880,597	2,570,638	1,135,719	3,280,890

Net Assets	$513,381,155	$402,188,626	$437,982,201	$342,134,614	$92,610,197	$275,223,402

* Cost
Investments (unaffiliated)	$445,621,141	$387,958,718	$342,008,356	$299,176,835	$73,696,751	$242,815,777

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

334

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
NET ASSETS REPRESENTED BY:
Paid-in capital	$429,595,388	$336,980,569	$301,176,909	$289,897,582	$76,329,395	$232,122,593
Accumulated undistributed net investment income (loss)	3,730,197	9,005,238	1,744,184	(47,026)	(63,595)	(187,893)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	11,979,925	42,111,179	43,720,086	17,829,200	(747,742)	9,421,748
Unrealized appreciation (depreciation) on investments	68,075,646	14,091,640	91,342,522	34,454,858	17,092,139	33,866,954
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,500)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net Assets	$513,381,155	$402,188,626	$437,982,201	$342,134,614	$92,610,197	$275,223,402

Class 1 (unlimited shares authorized):
Net assets	$389,550,572	$177,817,302	$212,319,215	$184,053,291	$63,155,454	$105,374,730
Shares of beneficial interest issued and outstanding	35,416,323	11,822,637	8,576,766	11,726,962	3,530,413	13,332,294
Net asset value, offering and redemption price per share	$11.00	$15.04	$24.76	$15.69	$17.89	$7.90

Class 2 (unlimited shares authorized):
Net assets	$3,293,957	$6,378,882	$—	$13,824,296	$2,969,647	$3,025,717
Shares of beneficial interest issued and outstanding	300,515	425,287	—	907,149	168,496	396,914
Net asset value, offering and redemption price per share	$10.96	$15.00	$—	$15.24	$17.62	$7.62

Class 3 (unlimited shares authorized):
Net assets	$120,536,626	$217,992,442	$225,662,986	$144,257,027	$26,485,096	$166,822,955
Shares of beneficial interest issued and outstanding	11,062,818	14,617,110	9,192,588	9,638,627	1,521,056	22,367,086
Net asset value, offering and redemption price per share	$10.90	$14.91	$24.55	$14.97	$17.41	$7.46

See Notes to Financial Statements

335

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	SA Janus Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
ASSETS:
Investments at value (unaffiliated)*	$249,381,301	$58,282,086	$624,167,700	$332,263,134	$555,010,652	$453,297,915
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	2,092,000	—	4,916,000	4,009,000	—

Total investments	249,381,301	60,374,086	624,167,700	337,179,134	559,019,652	453,297,915

Cash	68,004	339	873	768	39,916	8,725,929
Foreign cash*	—	—	—	91,497	56,649	45,018
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	65,188	34,983	116,591	71,158	24	20,174
Dividends and interest	212,574	4,405	181,019	575,704	567,861	1,209,967
Investments sold	3,306,554	399,445	1,169,258	4,955,285	—	1,253,213
Investments sold on an extended settlement basis	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	4,521	5,863	102,639	4,986	5,926	5,078
Due from investment adviser for expense reimbursements/fee waivers	41,607	9,679	—	28,618	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	920,045	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	253,079,749	60,828,800	625,738,080	343,827,195	559,690,028	464,557,294

LIABILITIES:
Payable for:
Fund shares redeemed	93,394	5,128	298,434	180,690	249,448	181,694
Investments purchased	—	843,336	3,264,729	—	1,761,379	453,578
Investments purchased on an extended settlement basis	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	179,896	48,691	486,324	269,716	335,921	322,336
Service fees — Class 2	1,125	484	1,875	732	544	1,392
Service fees — Class 3	27,186	8,874	106,525	30,044	7,546	31,123
Transfer agent fees	471	432	353	624	587	550
Trustees’ fees and expenses	563	132	1,511	1,778	1,293	1,033
Other accrued expenses	54,209	52,190	87,718	87,732	108,758	117,528
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	2,289,699	—	325,524
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	356,844	959,267	4,247,469	2,861,015	2,465,476	1,434,758

Net Assets	$252,722,905	$59,869,533	$621,490,611	$340,966,180	$557,224,552	$463,122,536

* Cost
Investments (unaffiliated)	$219,462,964	$46,132,326	$511,093,255	$322,230,505	$485,519,611	$456,204,418

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$91,549	$55,935	$45,039

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

336

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	SA Janus Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
NET ASSETS REPRESENTED BY:
Paid-in capital	$199,006,793	$38,985,559	$453,738,048	$457,861,455	$483,828,685	$471,595,205
Accumulated undistributed net investment income (loss)	(137,467)	(48,797)	1,047,161	5,990,666	8,927,685	6,019,142
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	23,936,390	8,783,011	53,630,957	(131,539,087)	(5,011,378)	(11,201,599)
Unrealized appreciation (depreciation) on investments	29,918,337	12,149,760	113,074,445	10,032,629	69,491,041	(2,906,503)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,148)	—	—	(1,379,483)	(11,481)	(383,709)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net Assets	$252,722,905	$59,869,533	$621,490,611	$340,966,180	$557,224,552	$463,122,536

Class 1 (unlimited shares authorized):
Net assets	$113,795,050	$12,239,348	$105,585,231	$193,537,670	$517,219,585	$303,786,755
Shares of beneficial interest issued and outstanding	9,611,545	1,929,910	5,541,756	20,669,080	26,419,629	33,500,982
Net asset value, offering and redemption price per share	$11.84	$6.34	$19.05	$9.36	$19.58	$9.07

Class 2 (unlimited shares authorized):
Net assets	$8,884,359	$3,974,572	$14,727,017	$5,764,297	$4,284,033	$10,916,865
Shares of beneficial interest issued and outstanding	764,228	640,774	773,926	612,686	219,321	1,209,049
Net asset value, offering and redemption price per share	$11.63	$6.20	$19.03	$9.41	$19.53	$9.03

Class 3 (unlimited shares authorized):
Net assets	$130,043,496	$43,655,613	$501,178,363	$141,664,213	$35,720,934	$148,418,916
Shares of beneficial interest issued and outstanding	11,338,777	7,138,924	26,521,706	15,099,066	1,837,836	16,470,053
Net asset value, offering and redemption price per share	$11.47	$6.12	$18.90	$9.38	$19.44	$9.01

†	See Note 1

See Notes to Financial Statements

337

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$319,837,954	$1,083,743,217
Investments at value (affiliated)*	—	—
Repurchase agreements (cost approximates value)		15,867,000

Total investments	319,837,954	1,099,610,217

Cash	103,496	764
Foreign cash*	1,072,133	2
Due from broker	183,008	—
Receivable for:
Fund shares sold	14,182	101,853
Dividends and interest	554,494	2,019,176
Investments sold	50,419	—
Investments sold on an extended settlement basis	—	—
Written options	—	—
Payments on swap contracts	—	—
Prepaid expenses and other assets	5,103	6,940
Due from investment adviser for expense reimbursements/fee waivers	51,128	—
Variation margin on futures contracts	2,660	—
Unrealized appreciation on forward foreign currency contracts	—	—
Swap premiums paid	—	—
Unrealized appreciation on swap contracts	—	—

Total assets	321,874,577	1,101,738,952

LIABILITIES:
Payable for:
Fund shares redeemed	181,322	382,830
Investments purchased	1,620,082	—
Investments purchased on an extended settlement basis	—	—
Payments on swap contracts	—	—
Investment advisory and management fees	289,549	727,951
Service fees — Class 2	454	1,702
Service fees — Class 3	30,122	114,966
Transfer agent fees	551	393
Trustees’ fees and expenses	699	2,492
Other accrued expenses	385,367	169,068
Accrued foreign tax on capital gains	247,989	270,085
Line of credit	—	—
Variation margin on futures contracts	8,580	—
Due to investment adviser from expense recoupment	—	—
Due to broker	—	—
Call and put options written, at value@	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Swap premiums received	—	—
Unrealized depreciation on swap contracts	—	—

Total liabilities	2,764,715	1,669,487

Net Assets	$319,109,862	$1,100,069,465

* Cost
Investments (unaffiliated)	$276,303,796	$997,201,060

Investments (affiliated)	$—	$—

Foreign cash	$1,089,056	$2

@ Premiums received on options written	$—	$—

See Notes to Financial Statements

338

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2017

	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$387,775,961	$1,068,819,833
Accumulated undistributed net investment income (loss)	5,626,565	25,605,856
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(117,686,072)	(80,541,117)
Unrealized appreciation (depreciation) on investments	43,534,158	86,542,157
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	91,951	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	15,288	(87,179)
Accrued capital gains tax on unrealized appreciation (depreciation)	(247,989)	(270,085)

Net Assets	$319,109,862	$1,100,069,465

Class 1 (unlimited shares authorized):
Net assets	$169,400,388	$540,797,085
Shares of beneficial interest issued and outstanding	23,815,355	36,306,339
Net asset value, offering and redemption price per share	$7.11	$14.90

Class 2 (unlimited shares authorized):
Net assets	$3,675,974	$13,309,584
Shares of beneficial interest issued and outstanding	519,294	893,740
Net asset value, offering and redemption price per share	$7.08	$14.89

Class 3 (unlimited shares authorized):
Net assets	$146,033,500	$545,962,796
Shares of beneficial interest issued and outstanding	20,791,165	36,763,856
Net asset value, offering and redemption price per share	$7.02	$14.85

See Notes to Financial Statements

339

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2017

	Ultra Short Bond†	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$58,262	$—	$219,836	$6,504	$2,534,251
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	3,461,198	82,098,571	7,585,875	36,635,436	52,637,450	2,220,854

Total investment income*	3,461,198	82,156,833	7,585,875	36,855,272	52,643,954	4,755,105

EXPENSES:
Investment advisory and management fees	1,878,704	8,873,266	3,242,702	2,999,161	11,876,949	1,442,392
Services Fees:
Class 2	27,911	36,870	10,597	16,314	15,135	15,576
Class 3	540,601	2,126,344	717,289	496,835	2,354,714	333,115
Transfer agent fees	4,809	2,973	2,973	4,107	3,170	3,005
Custodian and accounting fees	62,147	242,959	332,917	67,557	314,572	89,121
Reports to shareholders	49,109	105,711	33,915	30,270	121,424	17,262
Audit and tax fees	42,249	47,379	57,420	59,424	72,780	49,633
Legal fees	78,688	11,106	11,416	6,850	8,965	5,359
Trustees’ fees and expenses	9,533	36,073	11,759	10,338	41,650	4,469
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	4,081	3,021	—	1,998	—
Other expenses	14,528	64,032	20,227	26,393	74,429	19,462

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,708,279	11,550,794	4,444,236	3,717,249	14,885,786	1,979,394
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(71,968)	—	—	—	(1,979,492)	—
Fees paid indirectly (Note 6)	—	—	—	—	—	(2,342)

Net expenses	2,636,311	11,550,794	4,444,236	3,717,249	12,906,294	1,977,052

Net investment income (loss)	824,887	70,606,039	3,141,639	33,138,023	39,737,660	2,778,053

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(261,951)	6,106,487	1,654,439	(10,807,403)	(4,934,946)	12,604,819
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	1,327,171	3,860,777	—	1,712,517	770,243
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,839,068)	—	1,831	85
Net realized gain (loss) on disposal of investments, in violation of investments restrictions (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(261,951)	7,433,658	2,676,148	(10,807,403)	(3,220,598)	13,375,147

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(851,461)	82,324,441	(2,060,816)	81,096,503	11,348,568	9,993,778
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	297,801	(2,184,725)	—	(1,106,951)	(336,468)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	363,785	—	(3)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(851,461)	82,622,242	(3,881,756)	81,096,503	10,241,614	9,657,310

Net realized and unrealized gain (loss) on investments and foreign currencies	(1,113,412)	90,055,900	(1,205,608)	70,289,100	7,021,016	23,032,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(288,525)	$160,661,939	$1,936,031	$103,427,123	$46,758,676	$25,810,510

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$(17,808)	$(3,599)	$2,339	$1,269

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

340

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2017

	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,730,377	$—	$—	$1,995,596	$919,636	$3,984,710
Dividends (affiliated)	—	128,552,040	69,279,180	—	—	—
Interest (unaffiliated)	6,507,258	37,314,948	20,040,144	1,137,185	2,187,954	1,727,350

Total investment income*	15,237,635	165,866,988	89,319,324	3,132,781	3,107,590	5,712,060

EXPENSES:
Investment advisory and management fees	3,497,747	23,546,805	13,292,186	2,099,226	1,634,340	2,553,027
Services Fees:
Class 2	46,886	—	—	—	—	—
Class 3	765,704	28,120,919	15,302,645	610,154	482,146	782,729
Transfer agent fees	3,225	1,272	1,075	865	784	784
Custodian and accounting fees	121,337	192,704	108,642	226,483	80,901	405,927
Reports to shareholders	30,613	727,149	387,859	30,705	23,416	36,723
Audit and tax fees	41,362	30,512	30,508	41,095	40,738	43,061
Legal fees	9,122	59,290	34,989	30,523	43,641	67,290
Trustees’ fees and expenses	10,117	242,059	132,388	5,425	4,232	6,943
Deferred offering costs	—	—	—	66,892	66,892	66,892
Interest expense	11	1,821	1,122	7,908	5,203	765
Other expenses	22,281	97,912	45,627	17,123	11,587	21,185

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,548,405	53,020,443	29,337,041	3,136,399	2,393,880	3,985,326
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(522,168)	(292,006)	(297,065)	(174,104)	(383,692)
Fees paid indirectly (Note 6)	(6,259)	—	—	—	—	—

Net expenses	4,542,146	52,498,275	29,045,035	2,839,334	2,219,776	3,601,634

Net investment income (loss)	10,695,489	113,368,713	60,274,289	293,447	887,814	2,110,426

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	32,186,614	(361,834,200)	(198,856,131)	(2,734,605)	23,343	(3,567,827)
Net realized gain (loss) on investments (affiliated)	—	65,693,446	28,954,935	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	305,885,211	209,262,013	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	370,275,380	118,916,543	4,693,213	10,028,457	3,060,714
Net realized foreign exchange gain (loss) on other assets and liabilities	(8,130)	—	—	(1,061,588)	(1,570,229)	(45,000)
Net realized gain (loss) on disposal of investments, in violation of investments restrictions (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	32,178,484	380,019,837	158,277,360	897,020	8,481,571	(552,113)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	20,231,890	(89,169,172)	(46,607,939)	4,682,324	2,532,854	20,558,918
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	724,361,227	441,339,287	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(14,993,764)	(11,780,027)	900,778	2,139,121	2,162,050
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	7,932	—	—	128,104	(769,100)	9,863
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	20,239,822	620,198,291	382,951,321	5,711,206	3,902,875	22,730,831

Net realized and unrealized gain (loss) on investments and foreign currencies	52,418,306	1,000,218,128	541,228,681	6,608,226	12,384,446	22,178,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,113,795	$1,113,586,841	$601,502,970	$6,901,673	$13,272,260	$24,289,144

* Net of foreign withholding taxes on interest and dividends of	$76,862	$—	$—	$91,954	$26,260	$111,149

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

341

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2017

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$15,080,368	$1,419,930	$32,873,698	$30,278,521	$7,396,368
Dividends (affiliated)	—	—	—	109,344	—	—
Interest (unaffiliated)	8,579,847	7,298,585	7,192	3,446	7,697	1,968

Total investment income*	8,579,847	22,378,953	1,427,122	32,986,488	30,286,218	7,398,336

EXPENSES:
Investment advisory and management fees	7,078,837	8,438,215	338,648	6,168,947	5,978,984	2,770,985
Services Fees:
Class 2	—	—	2,933	—	16,138	7,605
Class 3	2,060,757	2,402,901	66,211	—	539,940	221,349
Transfer agent fees	679	828	2,408	791	3,170	2,775
Custodian and accounting fees	154,947	135,961	37,169	173,022	116,681	47,723
Reports to shareholders	70,433	79,201	2,467	95,507	67,009	24,779
Audit and tax fees	51,990	44,169	40,191	38,572	36,696	36,767
Legal fees	10,185	9,485	6,187	11,778	8,892	5,449
Trustees’ fees and expenses	20,723	24,548	804	33,103	22,593	8,163
Deferred offering costs	—	—	—	—	—	—
Interest expense	3,610	64	—	8,975	158	—
Other expenses	12,996	15,181	9,518	216,608	48,062	27,253

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	9,465,157	11,150,553	506,536	6,747,303	6,838,323	3,152,848
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	97,072	(82,836)	—	(1,696,460)	—	—
Fees paid indirectly (Note 6)	—	(6,631)	(2,533)	—	(5,972)	—

Net expenses	9,562,229	11,061,086	504,003	5,050,843	6,832,351	3,152,848

Net investment income (loss)	(982,382)	11,317,867	923,119	27,935,645	23,453,867	4,245,488

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(9,650,076)	14,801,703	565,269	18,070,119	55,759,533	10,040,359
Net realized gain (loss) on investments (affiliated)	—	—	—	364,099	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	78,354,773	(35,575,957)	—	3,533,615	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	381,002	2,111,883	207,025	—	—	(4,526)
Net realized gain (loss) on disposal of investments, in violation of investments restrictions (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	69,085,699	(18,662,371)	772,294	21,967,833	55,759,533	10,035,833

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(8,211,734)	149,949,925	3,823,892	218,696,887	125,079,150	49,812,465
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	267,360	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	26,206,226	2,547,976	—	1,385,594	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	93,138	(622,869)	(65,968)	—	—	952
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(1,316)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	18,087,630	151,875,032	3,756,608	220,349,841	125,079,150	49,813,417

Net realized and unrealized gain (loss) on investments and foreign currencies	87,173,329	133,212,661	4,528,902	242,317,674	180,838,683	59,849,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,190,947	$144,530,528	$5,452,021	$270,253,319	$204,292,550	$64,094,738

* Net of foreign withholding taxes on interest and dividends of	$2,699	$332,378	$52,608	$—	$—	$40,809

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

342

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2017

	SA Legg Mason BW Large Cap Value	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$35,727,205	$10,738,499	$3,755,417	$2,671,500	$16,882,953	$1,667,860
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	39,674	1,596	11,496	596	26,417	2,921

Total investment income*	35,766,879	10,740,095	3,766,913	2,672,096	16,909,370	1,670,781

EXPENSES:
Investment advisory and management fees	9,906,763	2,048,107	3,099,614	1,747,954	7,236,976	1,308,621
Services Fees:
Class 2	78,164	10,561	29,496	2,528	13,696	3,669
Class 3	1,320,008	363,876	298,945	122,433	955,131	163,197
Transfer agent fees	3,302	2,379	3,199	2,511	2,973	2,373
Custodian and accounting fees	166,480	36,133	60,686	26,261	116,314	25,523
Reports to shareholders	115,638	21,131	30,984	13,687	59,400	7,903
Audit and tax fees	37,335	36,685	36,703	36,704	36,753	37,661
Legal fees	13,578	6,292	6,973	6,274	9,585	5,699
Trustees’ fees and expenses	27,022	7,185	10,718	4,921	19,856	2,268
Deferred offering costs	—	—	—	—	—	—
Interest expense	3,065	49	—	—	451	—
Other expenses	80,558	22,035	34,895	20,881	24,124	15,987

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	11,751,913	2,554,433	3,612,213	1,984,154	8,475,259	1,572,901
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(711,718)	—	—	(256,720)	—	—
Fees paid indirectly (Note 6)	(20,357)	—	(1,821)	(23,438)	(47,602)	(19,926)

Net expenses	11,019,838	2,554,433	3,610,392	1,703,996	8,427,657	1,552,975

Net investment income (loss)	24,747,041	8,185,662	156,521	968,100	8,481,713	117,806

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	51,889,808	29,696,605	39,817,257	3,259,587	32,002,677	7,835,885
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	244	(113)	(9,053)	—
Net realized gain (loss) on disposal of investments, in violation of investments restrictions (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	51,889,808	29,696,605	39,817,501	3,259,474	31,993,624	7,835,885

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	205,684,236	26,801,667	25,564,215	20,557,440	124,361,182	11,352,238
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	11,586	—	—	758	(208)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	205,695,822	26,801,667	25,564,215	20,558,198	124,360,974	11,352,238

Net realized and unrealized gain (loss) on investments and foreign currencies	257,585,630	56,498,272	65,381,716	23,817,672	156,354,598	19,188,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,332,671	$64,683,934	$65,538,237	$24,785,772	$164,836,311	$19,305,929

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$189,595	$4,991

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

343

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2017

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,306,809	$12,908,246	$6,428,144	$2,502,754	$615,298	$1,265,161
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	4,679	1,231	316,535	936	1,581	1,257

Total investment income*	7,311,488	12,909,477	6,744,679	2,503,690	616,879	1,266,418

EXPENSES:
Investment advisory and management fees	3,419,339	3,167,694	4,278,065	2,662,197	802,300	1,981,770
Services Fees:
Class 2	5,073	10,472	—	21,353	4,508	4,460
Class 3	278,627	570,143	549,480	345,882	65,422	403,943
Transfer agent fees	2,379	3,114	1,591	3,173	3,183	2,657
Custodian and accounting fees	60,136	68,108	56,623	46,580	26,567	30,117
Reports to shareholders	31,653	26,207	23,796	20,436	8,406	14,283
Audit and tax fees	36,701	36,683	37,172	36,750	36,890	36,838
Legal fees	7,019	6,514	7,048	6,634	5,645	6,358
Trustees’ fees and expenses	10,910	8,844	8,086	7,194	1,871	4,785
Deferred offering costs	—	—	—	—	—	—
Interest expense	100	834	—	—	—	—
Other expenses	25,129	22,113	19,692	32,855	12,404	19,516

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,877,066	3,920,726	4,981,553	3,183,054	967,196	2,504,727
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	—	—	—
Fees paid indirectly (Note 6)	(3,904)	(16,490)	—	(8,726)	(25,190)	(22,478)

Net expenses	3,873,162	3,904,236	4,981,553	3,174,328	942,006	2,482,249

Net investment income (loss)	3,438,326	9,005,241	1,763,126	(670,638)	(325,127)	(1,215,831)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	12,742,882	43,694,491	44,094,620	19,303,781	12,761,867	10,100,473
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(18,942)	—	—	—
Net realized gain (loss) on disposal of investments, in violation of investments restrictions (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	12,742,882	43,694,491	44,075,678	19,303,781	12,761,867	10,100,473

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	65,326,841	(5,336,319)	96,776,728	40,082,442	11,846,922	40,607,688
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,133)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	65,326,841	(5,336,319)	96,775,595	40,082,442	11,846,922	40,607,688

Net realized and unrealized gain (loss) on investments and foreign currencies	78,069,723	38,358,172	140,851,273	59,386,223	24,608,789	50,708,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,508,049	$47,363,413	$142,614,399	$58,715,585	$24,283,662	$49,492,330

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$58,343	$10,602	$1,208	$8,456

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

344

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2017

	SA Janus Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,986,522	$451,164	$7,981,438	$10,372,927	$13,347,982	$12,018,595
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	18,391	86	1,191	32,602	7,518	17,371

Total investment income*	2,004,913	451,250	7,982,629	10,405,529	13,355,500	12,035,966

EXPENSES:
Investment advisory and management fees	2,121,554	537,091	5,578,666	3,170,423	4,060,009	3,639,565
Services Fees:
Class 2	14,252	5,312	21,442	8,692	6,544	17,427
Class 3	313,100	98,142	1,224,061	353,278	86,942	359,986
Transfer agent fees	2,379	2,236	1,786	3,111	2,901	2,775
Custodian and accounting fees	27,695	26,080	69,263	82,619	113,370	108,838
Reports to shareholders	35,424	3,636	34,448	19,074	33,895	28,248
Audit and tax fees	36,703	37,435	36,708	48,555	47,437	50,612
Legal fees	12,840	5,826	7,233	11,027	12,931	11,575
Trustees’ fees and expenses	3,862	1,075	11,353	4,959	11,730	10,044
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	181	795	—	9,895	—
Other expenses	11,181	8,061	36,084	19,504	34,408	52,199

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,578,990	725,075	7,021,839	3,721,242	4,420,062	4,281,269
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(147,416)	(53,709)	—	(170,026)	—	—
Fees paid indirectly (Note 6)	(1,925)	(10,859)	(86,371)	(3,995)	(5,712)	(8,801)

Net expenses	2,429,649	660,507	6,935,468	3,547,221	4,414,350	4,272,468

Net investment income (loss)	(424,736)	(209,257)	1,047,161	6,858,308	8,941,150	7,763,498

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	24,178,396	10,435,891	54,681,360	(3,365,194)	2,549,901	(4,097,951)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(12,012)	1,235	—	(1,031,276)	(152,151)	(945,232)
Net realized gain (loss) on disposal of investments, in violation of investments restrictions (Note 5)	—	714	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	24,166,384	10,437,840	54,681,360	(4,396,470)	2,397,750	(5,043,183)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,423,756	6,625,723	127,743,392	29,482,276	71,746,107	18,241,560
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,212	(21)	—	(1,149,854)	115,303	(1,157,175)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	2,424,968	6,625,702	127,743,392	28,332,422	71,861,410	17,084,385

Net realized and unrealized gain (loss) on investments and foreign currencies	26,591,352	17,063,542	182,424,752	23,935,952	74,259,160	12,041,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,166,616	$16,854,285	$183,471,913	$30,794,260	$83,200,310	$19,804,700

* Net of foreign withholding taxes on interest and dividends of	$27,986	$217	$—	$1,046,502	$706,624	$948,877

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

345

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2017

	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,259,426	$36,585,162
Dividends (affiliated)	—	—
Interest (unaffiliated)	22,772	13,561

Total investment income*	10,282,198	36,598,723

EXPENSES:
Investment advisory and management fees	3,859,216	8,780,222
Services Fees:
Class 2	5,570	20,379
Class 3	340,190	1,314,038
Transfer agent fees	2,586	1,984
Custodian and accounting fees	371,818	279,934
Reports to shareholders	19,562	63,092
Audit and tax fees	52,565	47,058
Legal fees	23,531	14,958
Trustees’ fees and expenses	6,215	21,468
Deferred offering costs	—	—
Interest expense	23,676	—
Other expenses	31,498	58,181

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,736,427	10,601,314
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	(326,629)	—
Fees paid indirectly (Note 6)	(5,714)	(14,570)

Net expenses	4,404,084	10,586,744

Net investment income (loss)	5,878,114	26,011,979

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(22,533,635)	(80,541,102)
Net realized gain (loss) on investments (affiliated)	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	89,269	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(156,345)	(253,217)
Net realized gain (loss) on disposal of investments, in violation of investments restrictions (Note 5)	—	—

Net realized gain (loss) on investments and foreign currencies	(22,600,711)	(80,794,319)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	102,313,666	194,098,669
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(422,572)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	35,777	73,303
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(247,989)	(270,085)

Net unrealized gain (loss) on investments and foreign currencies	101,678,882	193,901,887

Net realized and unrealized gain (loss) on investments and foreign currencies	79,078,171	113,107,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,956,285	$139,119,547

* Net of foreign withholding taxes on interest and dividends of	$1,386,559	$3,734,888

** Net of foreign withholding taxes on capital gains of	$15,052	$—

See Notes to Financial Statements

346

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Ultra Short Bond††		Corporate Bond		Global Bond
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$824,887	$(1,069,796)	$70,606,039	$74,346,309	$3,141,639	$4,123,064
Net realized gain (loss) on investments and foreign currencies	(261,951)	10,352	7,433,658	353,201	2,676,148	(7,912,824)
Net unrealized gain (loss) on investments and foreign currencies	(851,461)	(12,255)	82,622,242	(137,097,152)	(3,881,756)	(2,764,299)

Net increase (decrease) in net assets resulting from operations	(288,525)	(1,071,699)	160,661,939	(62,397,642)	1,936,031	(6,554,059)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(36,107,209)	(36,251,749)	(808,388)	—
Net investment income — Class 2	—	—	(1,108,181)	(957,209)	(8,931)	—
Net investment income — Class 3	—	—	(37,130,919)	(30,282,953)	(204,822)	—
Net realized gain on securities — Class 1	—	—	—	(2,835,425)	—	(973,303)
Net realized gain on securities — Class 2	—	—	—	(78,402)	—	(34,353)
Net realized gain on securities — Class 3	—	—	—	(2,543,922)	—	(1,168,037)

Total distributions to shareholders	—	—	(74,346,309)	(72,949,660)	(1,022,141)	(2,175,693)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	188,208,286	78,258,308	(261,513,020)	180,194,656	(11,723,031)	30,321,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	187,919,761	77,186,609	(175,197,390)	44,847,354	(10,809,141)	21,591,606

NET ASSETS:
Beginning of period	333,515,587	256,328,978	1,806,150,539	1,761,303,185	494,666,179	473,074,573

End of period†	$521,435,348	$333,515,587	$1,630,953,149	$1,806,150,539	$483,857,038	$494,666,179

† Includes accumulated undistributed net investment income (loss)	$765,858	$(59,029)	$70,509,784	$74,250,054	$4,969,245	$(605,949)

†† See Note 1

See	Notes to Financial Statements

347

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		SA JPMorgan MFS Core Bond		Balanced
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$33,138,023	$30,967,536	$39,737,660	$32,349,967	$2,778,053	$2,955,919
Net realized gain (loss) on investments and foreign currencies	(10,807,403)	(20,554,443)	(3,220,598)	5,052,219	13,375,147	9,979,815
Net unrealized gain (loss) on investments and foreign currencies	81,096,503	(46,317,213)	10,241,614	(54,145,009)	9,657,310	(18,160,325)

Net increase (decrease) in net assets resulting from operations	103,427,123	(35,904,120)	46,758,676	(16,742,823)	25,810,510	(5,224,591)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(18,791,932)	(16,975,703)	(19,743,843)	(12,700,216)	(1,326,218)	(1,477,942)
Net investment income — Class 2	(688,200)	(594,737)	(172,550)	(109,743)	(156,504)	(173,173)
Net investment income — Class 3	(11,487,404)	(9,422,011)	(15,696,762)	(8,718,306)	(1,924,977)	(2,012,742)
Net realized gain on securities — Class 1	—	—	—	(25,066,634)	(3,490,943)	(6,283,529)
Net realized gain on securities — Class 2	—	—	—	(266,758)	(455,690)	(808,992)
Net realized gain on securities — Class 3	—	—	—	(22,195,447)	(5,912,950)	(9,800,334)

Total distributions to shareholders	(30,967,536)	(26,992,451)	(35,613,155)	(69,057,104)	(13,267,282)	(20,556,712)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(92,588,388)	80,662,916	(89,374,897)	224,242,835	5,015,097	12,369,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,128,801)	17,766,345	(78,229,376)	138,442,908	17,558,325	(13,411,306)

NET ASSETS:
Beginning of period	509,111,010	491,344,665	2,011,068,479	1,872,625,571	211,389,092	224,800,398

End of period†	$488,982,209	$509,111,010	$1,932,839,103	$2,011,068,479	$228,947,417	$211,389,092

† Includes accumulated undistributed net investment income (loss)	$32,970,615	$30,800,128	$43,689,493	$35,583,189	$3,619,562	$3,412,645

See Notes to Financial Statements

348

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,695,489	$11,066,439	$113,368,713	$108,593,500	$60,274,289	$56,274,683
Net realized gain (loss) on investments and foreign currencies	32,178,484	38,292,237	380,019,837	(123,226,107)	158,277,360	(8,428,429)
Net unrealized gain (loss) on investments and foreign currencies	20,239,822	(55,687,453)	620,198,291	(911,991,235)	382,951,321	(523,668,653)

Net increase (decrease) in net assets resulting from operations	63,113,795	(6,328,777)	1,113,586,841	(926,623,842)	601,502,970	(475,822,399)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,510,184)	(5,315,593)	—	—	—	—
Net investment income — Class 2	(650,225)	(783,354)	—	—	—	—
Net investment income — Class 3	(6,209,287)	(6,998,282)	(164,596,577)	(108,515,531)	(86,298,183)	(44,027,037)
Net realized gain on securities — Class 1	(11,375,316)	—	—	—	—	—
Net realized gain on securities — Class 2	(1,773,224)	—	—	—	—	—
Net realized gain on securities — Class 3	(17,717,002)	—	—	(86,713,528)	—	(6,705,084)

Total distributions to shareholders	(42,235,238)	(13,097,229)	(164,596,577)	(195,229,059)	(86,298,183)	(50,732,121)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(11,772,205)	(65,682,422)	(311,869,973)	2,391,108,086	(233,736,379)	1,449,866,433

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,106,352	(85,108,428)	637,120,291	1,269,255,185	281,468,408	923,311,913

NET ASSETS:
Beginning of period	525,519,887	610,628,315	10,695,122,452	9,425,867,267	5,866,924,830	4,943,612,917

End of period†	$534,626,239	$525,519,887	$11,332,242,743	$10,695,122,452	$6,148,393,238	$5,866,924,830

† Includes accumulated undistributed net investment income (loss)	$12,528,369	$11,454,755	$131,553,695	$164,596,578	$68,677,649	$86,298,181

See Notes to Financial Statements

349

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA Schroders VCP Global Allocation		SA T. Rowe Price VCP Balanced
	For the year ended January 31, 2017	For the period January 25, 2016@ through January 31, 2016	For the year ended January 31, 2017	For the period January 25, 2016@ through January 31, 2016	For the year ended January 31, 2017	For the period January 25, 2016@ through January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$293,447	$(317)	$887,814	$(1,523)	$2,110,426	$(187)
Net realized gain (loss) on investments and foreign currencies	897,020	4,271	8,481,571	1,584	(552,113)	(4,618)
Net unrealized gain (loss) on investments and foreign currencies	5,711,206	219,964	3,902,875	177,182	22,730,831	113,005

Net increase (decrease) in net assets resulting from operations	6,901,673	223,918	13,272,260	177,243	24,289,144	108,200

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(104)	—	—	—	(396)	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	(257,816)	—	—	—	(1,987,117)	—
Net realized gain on securities — Class 1	(814)	—	(1,404)	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	(3,502,491)	—	(4,918,907)	—	—	—

Total distributions to shareholders	(3,761,225)	—	(4,920,311)	—	(1,987,513)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	469,399,745	12,065,981	386,885,338	12,196,615	650,484,034	13,463,965

TOTAL INCREASE (DECREASE) IN NET ASSETS	472,540,193	12,289,899	395,237,287	12,373,858	672,785,665	13,572,165

NET ASSETS:
Beginning of period	12,289,899	—	12,373,858	—	13,572,165	—

End of period†	$484,830,092	$12,289,899	$407,611,145	$12,373,858	$686,357,830	$13,572,165

† Includes accumulated undistributed net investment income (loss)	$(1,797,461)	$4,051	$(485,887)	$18,728	$259,761	$(1,668)

@	Commencement of operations

See Notes to Financial Statements

350

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCP Total Return BalancedSM		VCPSM Value		Telecom Utility
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(982,382)	$(1,652,791)	$11,317,867	$3,447,510	$923,119	$895,459
Net realized gain (loss) on investments and foreign currencies	69,085,699	(19,391,824)	(18,662,371)	5,014,353	772,294	2,127,261
Net unrealized gain (loss) on investments and foreign currencies	18,087,630	(10,875,449)	151,875,032	(52,288,662)	3,756,608	(8,393,738)

Net increase (decrease) in net assets resulting from operations	86,190,947	(31,920,064)	144,530,528	(43,826,799)	5,452,021	(5,371,018)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	(472,912)	(921,737)
Net investment income — Class 2	—	—	—	—	(54,065)	(99,914)
Net investment income — Class 3	—	—	(6,091,754)	(1,021,534)	(700,998)	(1,264,254)
Net realized gain on securities — Class 1	—	—	—	—	(332,659)	—
Net realized gain on securities — Class 2	—	—	—	—	(40,335)	—
Net realized gain on securities — Class 3	—	(107,615)	(106,877)	—	(542,287)	—

Total distributions to shareholders	—	(107,615)	(6,198,631)	(1,021,534)	(2,143,256)	(2,285,905)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	411,085,344	382,361,614	325,828,415	526,391,387	(1,930,580)	(3,960,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	497,276,291	350,333,935	464,160,312	481,543,054	1,378,185	(11,617,124)

NET ASSETS:
Beginning of period	572,775,617	222,441,682	718,951,538	237,408,484	43,366,782	54,983,906

End of period†	$1,070,051,908	$572,775,617	$1,183,111,850	$718,951,538	$44,744,967	$43,366,782

† Includes accumulated undistributed net investment income (loss)	$(2,064,752)	$(3,517,175)	$12,363,999	$5,744,711	$1,072,994	$1,158,093

See	Notes to Financial Statements

351

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$27,935,645	$22,125,014	$23,453,867	$21,428,197	$4,245,488	$2,949,772
Net realized gain (loss) on investments and foreign currencies	21,967,833	16,138,419	55,759,533	38,015,938	10,035,833	12,018,951
Net unrealized gain (loss) on investments and foreign currencies	220,349,841	(59,041,609)	125,079,150	(88,030,614)	49,813,417	(14,339,622)

Net increase (decrease) in net assets resulting from operations	270,253,319	(20,778,176)	204,292,550	(28,586,479)	64,094,738	629,101

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(22,770,395)	(14,432,879)	(17,587,962)	(14,000,799)	(2,259,434)	(1,280,002)
Net investment income — Class 2	—	—	(189,272)	(182,578)	(29,485)	(23,741)
Net investment income — Class 3	—	—	(3,650,962)	(3,351,453)	(484,435)	(317,255)
Net realized gain on securities — Class 1	(15,670,929)	(20,080,358)	(30,425,706)	(29,963,410)	(9,264,820)	(9,553,508)
Net realized gain on securities — Class 2	—	—	(357,166)	(429,913)	(156,324)	(248,542)
Net realized gain on securities — Class 3	—	—	(7,226,606)	(8,206,034)	(2,855,804)	(3,758,491)

Total distributions to shareholders	(38,441,324)	(34,513,237)	(59,437,674)	(56,134,187)	(15,050,302)	(15,181,539)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	157,682,643	201,069,377	19,201,435	117,248,145	41,649,916	68,682,421

TOTAL INCREASE (DECREASE) IN NET ASSETS	389,494,638	145,777,964	164,056,311	32,527,479	90,694,352	54,129,983

NET ASSETS:
Beginning of period	1,320,094,208	1,174,316,244	973,302,944	940,775,465	310,287,682	256,157,699

End of period†	$1,709,588,846	$1,320,094,208	$1,137,359,255	$973,302,944	$400,982,034	$310,287,682

† Includes accumulated undistributed net investment income (loss)	$29,539,232	$22,796,522	$23,454,757	$21,428,196	$3,968,288	$2,930,543

See Notes to Financial Statements

352

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Legg Mason BW Large Cap Value		“Dogs” of Wall Street		SA AB Growth
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$24,747,041	$11,740,647	$8,185,662	$7,327,628	$156,521	$736,963
Net realized gain (loss) on investments and foreign currencies	51,889,808	364,312,066	29,696,605	17,724,780	39,817,501	65,205,253
Net unrealized gain (loss) on investments and foreign currencies	205,695,822	(390,964,908)	26,801,667	(18,831,700)	25,564,215	(42,678,689)

Net increase (decrease) in net assets resulting from operations	282,332,671	(14,912,195)	64,683,934	6,220,708	65,538,237	23,263,527

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(7,742,250)	(3,652,947)	(4,198,072)	(3,563,534)	(755,173)	(475,305)
Net investment income — Class 2	(370,400)	(197,235)	(146,388)	(126,936)	(7,743)	—
Net investment income — Class 3	(3,294,146)	(1,361,929)	(2,983,168)	(2,233,172)	—	—
Net realized gain on securities — Class 1	(219,349,231)	(111,552,873)	(9,698,259)	(12,298,645)	(46,597,952)	(36,192,805)
Net realized gain on securities — Class 2	(13,022,916)	(9,098,519)	(363,074)	(480,463)	(2,547,850)	(2,152,157)
Net realized gain on securities — Class 3	(134,408,678)	(89,150,522)	(7,645,649)	(8,736,310)	(15,561,207)	(12,751,453)

Total distributions to shareholders	(378,187,621)	(215,014,025)	(25,034,610)	(27,439,060)	(65,469,925)	(51,571,720)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	357,595,480	116,997,862	262,761	44,733,671	8,175,988	51,820,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	261,740,530	(112,928,358)	39,912,085	23,515,319	8,244,300	23,512,021

NET ASSETS:
Beginning of period	1,220,721,404	1,333,649,762	313,983,409	290,468,090	492,552,283	469,040,262

End of period†	$1,482,461,934	$1,220,721,404	$353,895,494	$313,983,409	$500,796,583	$492,552,283

† Includes accumulated undistributed net investment income (loss)	$24,752,197	$11,406,796	$8,185,663	$7,327,629	$158,642	$762,920

See Notes to Financial Statements

353

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Growth		SA MFS Massachusetts Investors Trust		Fundamental Growth
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$968,100	$363,054	$8,481,713	$8,508,073	$117,806	$(675,816)
Net realized gain (loss) on investments and foreign currencies	3,259,474	1,030,497	31,993,624	92,319,849	7,835,885	11,949,516
Net unrealized gain (loss) on investments and foreign currencies	20,558,198	(1,846,616)	124,360,974	(94,862,388)	11,352,238	(17,918,772)

Net increase (decrease) in net assets resulting from operations	24,785,772	(453,065)	164,836,311	5,965,534	19,305,929	(6,645,072)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(362,540)	(61,719)	(6,019,060)	(6,014,886)	—	—
Net investment income — Class 2	(383)	—	(60,617)	(74,526)	—	—
Net investment income — Class 3	—	—	(2,416,839)	(2,443,921)	—	—
Net realized gain on securities — Class 1	(798,580)	(3,436,779)	(58,479,919)	(33,943,086)	(6,235,267)	(27,042,594)
Net realized gain on securities — Class 2	(6,937)	(76,174)	(750,559)	(525,799)	(218,546)	(484,818)
Net realized gain on securities — Class 3	(205,377)	(1,981,515)	(33,276,993)	(19,497,367)	(5,856,473)	(13,102,828)

Total distributions to shareholders	(1,373,817)	(5,556,187)	(101,003,987)	(62,499,585)	(12,310,286)	(40,630,240)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	118,648,183	51,869,447	10,326,737	(69,508,098)	(46,984,162)	7,490,516

TOTAL INCREASE (DECREASE) IN NET ASSETS	142,060,138	45,860,195	74,159,061	(126,042,149)	(39,988,519)	(39,784,796)

NET ASSETS:
Beginning of period	137,537,182	91,676,987	1,017,554,511	1,143,596,660	180,732,450	220,517,246

End of period†	$279,597,320	$137,537,182	$1,091,713,572	$1,017,554,511	$140,743,931	$180,732,450

† Includes accumulated undistributed net investment income (loss)	$968,066	$362,924	$9,314,016	$8,391,820	$223,683	$(144,318)

See Notes to Financial Statements

354

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,438,326	$2,769,849	$9,005,241	$8,872,657	$1,763,126	$2,513,701
Net realized gain (loss) on investments and foreign currencies	12,742,882	15,444,174	43,694,491	19,694,445	44,075,678	47,277,143
Net unrealized gain (loss) on investments and foreign currencies	65,326,841	(23,166,190)	(5,336,319)	(67,376,646)	96,775,595	(84,273,917)

Net increase (decrease) in net assets resulting from operations	81,508,049	(4,952,167)	47,363,413	(38,809,544)	142,614,399	(34,483,073)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,343,155)	(1,461,238)	(4,388,149)	(3,601,704)	(1,571,580)	(900,503)
Net investment income — Class 2	(14,284)	(8,973)	(152,370)	(119,628)	—	—
Net investment income — Class 3	(412,593)	(200,787)	(4,332,139)	(3,694,295)	(949,082)	(131,914)
Net realized gain on securities — Class 1	(11,939,670)	(6,365,491)	(9,339,691)	(18,782,269)	(24,009,859)	(19,716,183)
Net realized gain on securities — Class 2	(101,691)	(62,529)	(348,504)	(691,359)	—	—
Net realized gain on securities — Class 3	(3,491,829)	(1,900,265)	(10,527,721)	(22,874,539)	(23,268,335)	(16,588,086)

Total distributions to shareholders	(18,303,222)	(9,999,283)	(29,088,574)	(49,763,794)	(49,798,856)	(37,336,686)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(20,267,733)	73,683,606	(40,060,643)	6,133,484	(93,515,491)	19,188,094

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,937,094	58,732,156	(21,785,804)	(82,439,854)	(699,948)	(52,631,665)

NET ASSETS:
Beginning of period	470,444,061	411,711,905	423,974,430	506,414,284	438,682,149	491,313,814

End of period†	$513,381,155	$470,444,061	$402,188,626	$423,974,430	$437,982,201	$438,682,149

† Includes accumulated undistributed net investment income (loss)	$3,730,197	$2,770,033	$9,005,238	$8,872,655	$1,744,184	$2,173,682

See Notes to Financial Statements

355

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(670,638)	$(1,500,594)	$(325,127)	$(730,972)	$(1,215,831)	$(1,738,080)
Net realized gain (loss) on investments and foreign currencies	19,303,781	40,123,384	12,761,867	3,651,671	10,100,473	25,540,520
Net unrealized gain (loss) on investments and foreign currencies	40,082,442	(68,581,156)	11,846,922	(16,754,065)	40,607,688	(50,975,473)

Net increase (decrease) in net assets resulting from operations	58,715,585	(29,958,366)	24,283,662	(13,833,366)	49,492,330	(27,173,033)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	(22,287,126)	(17,326,256)	—	—	(8,357,886)	(13,386,108)
Net realized gain on securities — Class 2	(1,730,692)	(1,289,339)	—	—	(249,280)	(447,374)
Net realized gain on securities — Class 3	(17,464,689)	(11,651,997)	—	—	(14,262,011)	(23,495,285)

Total distributions to shareholders	(41,482,507)	(30,267,592)	—	—	(22,869,177)	(37,328,767)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(40,489,395)	82,001,121	(64,545,121)	8,320,905	(2,964,715)	17,871,617

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,256,317)	21,775,163	(40,261,459)	(5,512,461)	23,658,438	(46,630,183)

NET ASSETS:
Beginning of period	365,390,931	343,615,768	132,871,656	138,384,117	251,564,964	298,195,147

End of period†	$342,134,614	$365,390,931	$92,610,197	$132,871,656	$275,223,402	$251,564,964

† Includes accumulated undistributed net investment income (loss)	$(47,026)	$(224,877)	$(63,595)	$(97,089)	$(187,893)	$—

See Notes to Financial Statements

356

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Janus Focused Growth††		Technology		Small & Mid Cap Value
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(424,736)	$(1,178,679)	$(209,257)	$(187,980)	$1,047,161	$1,082,211
Net realized gain (loss) on investments and foreign currencies	24,166,384	23,929,266	10,437,840	4,699,297	54,681,360	29,764,391
Net unrealized gain (loss) on investments and foreign currencies	2,424,968	(35,131,902)	6,625,702	(3,945,115)	127,743,392	(84,207,913)

Net increase (decrease) in net assets resulting from operations	26,166,616	(12,381,315)	16,854,285	566,202	183,471,913	(53,361,311)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	(413,233)	(575,433)
Net investment income — Class 2	—	—	—	—	(33,500)	(61,369)
Net investment income — Class 3	—	—	—	—	(635,478)	(1,630,859)
Net realized gain on securities — Class 1	(11,011,715)	(7,091,893)	—	—	(5,166,491)	(13,988,943)
Net realized gain on securities — Class 2	(856,434)	(554,316)	—	—	(709,615)	(2,156,370)
Net realized gain on securities — Class 3	(12,118,668)	(6,657,033)	—	—	(24,286,497)	(74,705,694)

Total distributions to shareholders	(23,986,817)	(14,303,242)	—	—	(31,244,814)	(93,118,668)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(295,768)	(64,098,278)	(6,810,842)	596,522	(79,965,667)	67,830,875

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,884,031	(90,782,835)	10,043,443	1,162,724	72,261,432	(78,649,104)

NET ASSETS:
Beginning of period	250,838,874	341,621,709	49,826,090	48,663,366	549,229,179	627,878,283

End of period†	$252,722,905	$250,838,874	$59,869,533	$49,826,090	$621,490,611	$549,229,179

† Includes accumulated undistributed net investment income (loss)	$(137,467)	$(222,192)	$(48,797)	$(43,982)	$1,047,161	$1,082,211

†† See Note 1

See Notes to Financial Statements

357

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,858,308	$6,341,473	$8,941,150	$7,964,520	$7,763,498	$4,727,325
Net realized gain (loss) on investments and foreign currencies	(4,396,470)	(1,421,120)	2,397,750	(6,526,713)	(5,043,183)	(3,809,367)
Net unrealized gain (loss) on investments and foreign currencies	28,332,422	(23,464,531)	71,861,410	(39,115,761)	17,084,385	(27,253,301)

Net increase (decrease) in net assets resulting from operations	30,794,260	(18,544,178)	83,200,310	(37,677,954)	19,804,700	(26,335,343)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,595,685)	(5,128,503)	(7,514,271)	(7,958,107)	(3,956,000)	(3,310,408)
Net investment income — Class 2	(98,156)	(167,680)	(53,529)	(62,145)	(123,548)	(271,999)
Net investment income — Class 3	(2,252,932)	(3,785,763)	(401,782)	(465,616)	(1,437,566)	(2,898,288)
Net realized gain on securities — Class 1	—	—	—	(1,258,050)	—	—
Net realized gain on securities — Class 2	—	—	—	(11,127)	—	—
Net realized gain on securities — Class 3	—	—	—	(89,521)	—	—

Total distributions to shareholders	(5,946,773)	(9,081,946)	(7,969,582)	(9,844,566)	(5,517,114)	(6,480,695)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(24,746,171)	(21,756,039)	(78,224,255)	87,018,460	50,553,768	179,088,151

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,316	(49,382,163)	(2,993,527)	39,495,940	64,841,354	146,272,113

NET ASSETS:
Beginning of period	340,864,864	390,247,027	560,218,079	520,722,139	398,281,182	252,009,069

End of period†	$340,966,180	$340,864,864	$557,224,552	$560,218,079	$463,122,536	$398,281,182

† Includes accumulated undistributed net investment income (loss)	$5,990,666	$5,890,186	$8,927,685	$7,776,884	$6,019,142	$4,339,286

See Notes to Financial Statements

358

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the year ended January 31, 2017	For the year ended January 31, 2016	For the year ended January 31, 2017	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,878,114	$6,845,574	$26,011,979	$20,481,077
Net realized gain (loss) on investments and foreign currencies	(22,600,711)	(41,278,225)	(80,794,319)	32,420,174
Net unrealized gain (loss) on investments and foreign currencies	101,678,882	(52,880,884)	193,901,887	(195,335,062)

Net increase (decrease) in net assets resulting from operations	84,956,285	(87,313,535)	139,119,547	(142,433,811)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,301,199)	(4,921,755)	(10,511,689)	(14,552,056)
Net investment income — Class 2	(64,803)	(71,907)	(234,604)	(332,745)
Net investment income — Class 3	(2,312,110)	(2,352,908)	(9,051,837)	(11,265,715)
Net realized gain on securities — Class 1	—	—	(10,397,347)	—
Net realized gain on securities — Class 2	—	—	(258,050)	—
Net realized gain on securities — Class 3	—	—	(10,427,933)	—

Total distributions to shareholders	(5,678,112)	(7,346,570)	(40,881,460)	(26,150,516)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(130,108,208)	65,358,556	(132,097,129)	141,268,602

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,830,035)	(29,301,549)	(33,859,042)	(27,315,725)

NET ASSETS:
Beginning of period	369,939,897	399,241,446	1,133,928,507	1,161,244,232

End of period†	$319,109,862	$369,939,897	$1,100,069,465	$1,133,928,507

† Includes accumulated undistributed net investment income (loss)	$5,626,565	$5,454,866	$25,605,856	$19,645,224

See Notes to Financial Statements

359

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NOTES TO FINANCIAL STATEMENTS

January 31, 2017

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty three separate investment series, thirty-eight of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”). AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective May 1, 2016, the name of the Cash Management Portfolio was changed to Ultra Short Bond Portfolio.

Effective June 30, 2016, the name of the SA Marsico Focused Growth Portfolio was changed to SA Janus Focused Growth Portfolio.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital by investing, under normal circumstances, at least 80% of net assets in bonds.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment goal by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

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The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility by tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility by investing approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in a combination of fixed-income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 65% of net assets in income-producing equity securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA AB Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

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The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offer a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities that may include convertible securities.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies in emerging markets outside of the U.S., which its subadviser believes, when compared to developed markets, have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the Seasons Series Trust Cash Management Portfolio (“the Target Portfolio”) were transferred in a tax-free exchange to the SunAmerica Series Trust Ultra Short Bond Portfolio (the “Acquiring Portfolio”), in exchange for shares of the Acquiring Portfolio. The reorganization was consummated on March 9, 2015. The Acquiring Portfolio acquired all of the assets and liabilities of the Target Portfolio as shown in the table below.

Class 1 shares of the Target Portfolio were exchanged tax-free for Class 1 shares of the Acquiring Portfolio at an exchange ratio of 1.0076 to 1. Class 2 shares of the Target Portfolio were exchanged tax-free for Class 2 shares of the Acquiring Portfolio at an exchange ratio of 1.0078 to 1. Class 3 shares of the Target Portfolio were exchanged tax-free for Class 3 shares of Acquiring Portfolio at an exchange ratio of 1.0082 to 1. Shares of the Acquiring Portfolio issued in connection with the acquisition of the Target Portfolio were 2,628,859 with the value of $27,373,731. The assets in the investment portfolio of the Target Portfolio with the value of $18,934,043 and identified cost of $18,944,073 as of the date of reorganization, were the principal assets acquired by the Acquiring Portfolio. For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the Acquired Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
Seasons Cash Management Portfolio				$(10,030)
Class 1	114,755	$1,220,270	$10.63
Class 2	823,047	8,670,428	10.53
Class 3	1,670,136	17,483,033	10.47

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio
SunAmerica Ultra Short Bond Portfolio				$(51,491)
Class 1	6,329,956	$66,804,055	$10.55
Class 2	1,285,792	13,440,981	10.45
Class 3	15,102,353	156,808,576	10.38

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
SunAmerica Ultra Short Bond Portfolio				$(61,521)
Class 1	6,445,581	$68,024,325	$10.55
Class 2	2,115,222	22,111,409	10.45
Class 3	16,786,157	174,291,609	10.38

Assuming the reorganization has been completed on February 1, 2015, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended January 31, 2016, are as follows:

Net investment income (loss)	$(1,083,249)
Net realized/unrealized gains (losses)	(1,688)

Change in net assets results from operations	$(1,084,937)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target portfolio that have been included in the Statement of Operations since March 9, 2015.

Note 3.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

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Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2017, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

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Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the Global Bond, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCPSM Value, Telecom Utility, International Growth and Income, Global Equities, International Diversified Equities and Emerging Markets Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Global Bond, SA Schroders VCP Global Allocation and VCP Total Return BalancedSM Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures:    During the period, the Corporate Bond and Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCPSM Value Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. In addition, the SA BlackRock VCP Global Multi Asset Portfolio used futures contracts to control currency exposure. In addition, SA Schroders VCP Global Allocation used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In

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addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA JPMorgan MFS Core Bond, Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Transactions in options written during the year ended January 31, 2017 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2016	4,440,000	$94,808,772	2,436,000	$52,004,815	—	$19,200,000	$103,710
Options written	53,980,000	528,093,786	29,422,000	287,930,614	44	321,600,000	1,762,053
Options terminated in closing purchase transactions	(52,100,000)	(516,536,100)	(28,424,000)	(281,726,874)	—	(11,000,000)	(75,900)
Options exercised	—	—	—	—	—	(9,600,000)	(54,425)
Options expired (written)	(2,640,000)	(79,944,750)	(1,434,000)	(43,739,800)	(44)	(20,600,000)	(133,107)

Options outstanding as of January 31, 2017	3,680,000	$26,421,708	2,000,000	$14,468,755	—	$299,600,000	$1,602,331

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

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Credit Default Swap Agreements:    During the period, the Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The VCP Total Return BalancedSM Portfolio also used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood

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or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the SA Schroders VCP Global Allocation and VCP Total Return BalancedSM Portfolios used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The VCP Total Return BalancedSM Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

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Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of January 31, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2017. For a detailed presentation of derivatives held as of January 31, 2017, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Futures Contracts(1)(8)	Foreign Exchange Contracts(4)	Total
Corporate Bond	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	120,527	887,076	—	—	—	—	—	—	4,405,519	5,413,122
SA JPMorgan MFS Core Bond	100,703	—	—	—	—	—	—	—	—	100,703
Balanced	7,294	—	2,750	—	—	—	—	—	—	10,044
SunAmerica Dynamic Allocation	—	—	—	—	—	67,151,431	—	—	—	67,151,431
SunAmerica Dynamic Strategy	—	—	—	—	—	36,206,094	—	—	—	36,206,094
SA BlackRock VCP Global Multi Asset	177,844	—	—	12,461	—	1,243,775	—	252,221	205,248	1,891,549
SA Schroders VCP Global Allocation	101,031	—	—	700	—	192,210	—	—	915,126	1,209,067
SA T. Rowe Price VCP Balanced	—	—	—	61,880	—	1,365,000	—	—	—	1,426,880
VCP Total Return BalancedSM	55,750	897,281	1,861,323	378,863	4,040,867	6,096,165	131,796	—	95,403	13,557,448
VCPSM Value	—	—	—	—	—	—	—	—	—	—
Telecom Utility	—	—	—	—	—	—	—	—	10,372	10,372
Equity Index	—	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	—	920,045	920,045
International Diversified Equities	—	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	2,660	—	—	—	—	—	2,660

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	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Futures Contracts(1)(8)	Foreign Exchange Contracts(7)	Total
Corporate Bond	$146,875	$—	$—	$—	$—	$—	$—	$—	$—	$146,875
Global Bond	29,836	1,137,881	—	—	—	—	162,906	—	4,517,344	5,847,967
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	—	—	—	—
Balanced	11,563	—	—	—	—	—	—	—	—	11,563
SunAmerica Dynamic Allocation	—	—	—	3,588,499	—	20,092,857	—	—	—	23,681,356
SunAmerica Dynamic Strategy	—	—	—	1,597,357	—	10,959,376	—	—	—	12,556,733
SA BlackRock VCP Global Multi Asset	—	—	—	350,529	—	—	—	27,887	211,195	589,611
SA Schroders VCP Global Allocation	62,906	—	—	436,733	—	—	—	—	1,842,188	2,341,827
SA T. Rowe Price VCP Balanced	97,320	—	—	96,975	—	—	—	—	—	194,295
VCP Total Return BalancedSM	48,625	56,403	2,500,673	455,775	—	—	—	—	9,304	3,070,780
VCPSM Value	—	—	—	—	—	—	—	—	524,080	524,080
Telecom Utility	—	—	—	—	—	—	—	—	55,863	55,863
Equity Index	—	—	—	19,725	—	—	—	—	—	19,725
International Growth and Income	—	—	—	—	—	—	—	—	2,289,699	2,289,699
International Diversified Equities	—	—	—	—	—	—	—	—	325,524	325,524
Emerging Markets	—	—	—	8,580	—	—	—	—	—	8,580

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
Corporate Bond	$245,620	SA T. Rowe Price VCP Balanced	$2,131,389
Global Bond	91,968	VCP Total Return BalancedSM	9,078,875
SA JPMorgan MFS Core Bond	121,999	VCPSM Value	—
Balanced	(27,038)	Telecom Utility	—
SunAmerica Dynamic Allocation	28,321,108	Equity Index	79,778
SunAmerica Dynamic Strategy	5,969,934	International Growth and Income	—
SA BlackRock VCP Global Multi Asset	978,831	International Diversified Equities	—
SA Schroders VCP Global Allocation	2,339,562	Emerging Markets	91,951

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Futures Contracts(1)	Foreign Exchange Contracts(3)	Total
Corporate Bond	$1,327,171	$—	$—	$—	$—	$—	$—	$—	$—	$1,327,171
Global Bond	2,912,031	2,171,904	—	—	—	—	(1,223,158)	—	(2,838,064)	1,022,713
SA JP Morgan MFS Core Bond	1,712,517	—	—	—	—	(252,521)	—	—	—	1,459,996
Balanced	381,390	—	(8,961)	384,638	—	—	—	—	—	757,067
SunAmerica Dynamic Allocation	—	—	—	341,944,817	—	(366,807,628)	—	—	—	(24,862,811)

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations — continued
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Futures Contracts(1)	Foreign Exchange Contracts(3)	Total
SunAmerica Dynamic Strategy	$—	$—	$—	$103,747,183	$—	$(200,608,118)	$—	$—	$—	$(96,860,935)
SA BlackRock VCP Global Multi Asset	(1,849,692)	—	—	9,466,374	—	(5,345,806)	—	(2,923,469)	(19,366)	(671,959)
SA Schroders VCP Global Allocation	441,754	—	—	10,062,612	(475,909)	(1,199,626)	—	—	(1,267,568)	7,561,263
SA T. Rowe Price VCP Balanced	1,218,168	—	—	1,842,546	—	(5,026,401)	—	—	572	(1,965,115)
VCP Total Return BalancedSM	299,292	(407,329)	262,057	70,396,400	6,879,783	(9,669,858)	924,570	—	602,101	69,287,016
VCPSM Value	—	—	—	(35,575,957)	—	—	—	—	3,091,867	(32,484,090)
Telecom Utility	—	—	—	—	—	—	—	—	209,558	209,558
Equity Index	—	—	—	3,533,615	—	—	—	—	—	3,533,615
International Growth and Income	—	—	—	—	—	—	—	—	(951,159)	(951,159)
Global Equities	—	—	—	—	—	—	—	—	(10,934)	(10,934)
International Diversified Equities	—	—	—	—	—	—	—	—	(378,002)	(378,002)
Emerging Markets	—	—	—	89,269	—	—	—	—	(1,753)	87,516

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(4)	Options*	Futures Contracts(4)	Swap Contracts(4)	Options*	Swap Contracts(4)	Futures Contracts(4)	Foreign Exchange Contracts(6)	Total
Corporate Bond	$297,801	$—	$—	$—	$—	$—	$—	$—	$—	$297,801
Global Bond	(1,609,477)	(452,771)	—	—	—	—	(122,477)	—	378,894	(1,805,831)
SA JPMorgan MFS Core Bond	(1,106,951)	—	—	—	—	—	—	—	—	(1,106,951)
Balanced	(313,645)	—	(2,702)	(22,823)	—	—	—	—	—	(339,170)
SunAmerica Dynamic Allocation	—	—	—	17,139,857	—	(23,691,052)	—	—	—	(6,551,195)
SunAmerica Dynamic Strategy	—	—	—	5,842,782	—	(12,996,170)	—	—	—	(7,153,388)
SA BlackRock VCP Global Multi Asset	30,781	—	—	321,607	—	122,682	—	548,390	(5,947)	1,017,513
SA Schroders VCP Global Allocation	632,839	—	—	1,506,282	—	(522,879)	—	—	(904,397)	711,845
SA T. Rowe Price VCP Balanced	(26,824)	—	—	2,188,874	—	(950,530)	—	—	—	1,211,520
VCP Total Return BalancedSM	(127,916)	938,874	(459,423)	18,900,265	6,145,370	(2,560,734)	1,215,933	—	95,320	24,147,689
VCPSM Value	—	—	—	2,547,976	—	—	—	—	(625,013)	1,922,963
Telecom Utility	—	—	—	—	—	—	—	—	(67,520)	(67,520)
Equity Index	—	—	—	1,385,594	—	—	—	—	—	1,385,594
International Growth and Income	—	—	—	—	—	—	—	—	(1,169,278)	(1,169,278)
Global Equities	—	—	—	—	—	—	—	—	—	—
International Diversified Equities	—	—	—	—	—	—	—	—	(1,168,487)	(1,168,487)
Emerging Markets	—	—	—	(422,572)	—	—	—	—	—	(422,572)

*	Includes amounts relating to purchased and written call and put options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)
SA JPMorgan MFS Core Bond	$—	$—	$(252,521)	$—	$—	$—	$—	$—
Balanced	(13,176)	4,215	—	—	(2,702)	—	—	—
SunAmerica Dynamic Allocation	—	—	(395,138,191)	28,330,563	—	—	8,442,569	(32,133,621)
SunAmerica Dynamic Strategy	—	—	(215,777,478)	15,169,360	—	—	4,626,639	(17,622,809)

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)
SA BlackRock VCP Global Multi Asset	$—	$—	$(5,345,806)	$—	$—	$—	$122,682	$—
SA Schroders VCP Global Allocation	—	—	(1,199,626)	—	—	—	(522,879)	—
SA T. Rowe Price VCP Balanced	—	—	(5,026,401)	—	—	—	(950,530)	—
VCP Total Return BalancedSM	—	262,057	(9,669,858)	—	406,877	(866,300)	(2,560,734)	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the year ended January 31, 2017.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
Corporate Bond	$24,162,695	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	134,812,074	382,870,230	—	—	468,455,959	42,960,152	—	—	—
SA JP Morgan MFS Core Bond	69,601,915	—	—	77,400	—	—	—	—	—
Balanced	20,402,449	—	4,167	—	—	—	—	—	—
SunAmerica Dynamic Allocation	4,006,941,583	—	—	3,407,500	—	—	—	3,167,500	240,000
SunAmerica Dynamic Strategy	1,678,795,375	—	—	1,854,500	—	—	—	1,725,000	129,500
SA BlackRock VCP Global Multi Asset	196,720,852	1,916,953	—	74,883	—	—	—	—	—
SA Schroders VCP Global Allocation	129,875,093	70,122,074	—	42,667	—	—	1,821,076	—	—
SA T. Rowe Price VCP Balanced	104,209,011	7,705	—	85,100	—	—	—	—	—
VCP Total Return BalancedSM	692,403,751	19,619,863	32,525,000	4,196,733	18,246,057	109,000,000	121,908,939	60,018,500	26,060,167
VCPSM Value	42,124,680	50,870,434	—	—	—	—	—	—	—
Telecom Utility	—	6,699,779	—	—	—	—	—	—	—
Equity Index	28,001,720	—	—	—	—	—	—	—	—
International Growth and Income	—	112,222,843	—	—	—	—	—	—	—
Global Equities	—	74,888	—	—	—	—	—	—	—
International Diversified Equities	—	23,367,649	—	—	—	—	—	—	—
Emerging Markets	1,041,616	—	—	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of January 31, 2017. The repurchase agreements held by the Portfolios as of January 31, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$165,124	$10,503	$—	$175,627	$265,506	$—	$—	$265,506	$(89,879)	$—	$(89,879)
Barclays Bank PLC	231,238	—	—	231,238	149,560	—	—	$149,560	$81,678	—	81,678
BNP Paribas SA	561,306	—	—	561,306	370,068	—	—	$370,068	$191,238	—	191,238
Citibank N.A.	712,503	8,145	—	720,648	367,005	113,895	—	$480,900	$239,748	—	239,748
Credit Suisse International	101,485	—	—	101,485	76,333	—	—	$76,333	$25,152	—	25,152

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	Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$123,414	$—	$—	$123,414	$145,680	$5,094	$—	$150,774	$(27,360)	$—	$(27,360)
HSBC Bank PLC	276,857	—	—	276,857	347,518	—	—	347,518	(70,661)	—	(70,661)
JPMorgan Chase Bank N.A.	486,220	—	—	486,220	124,357	5,359	—	129,716	356,504	—	356,504
Morgan Stanley & Co. International PLC	197,237	15,092	—	212,329	616,574	17,625	—	634,199	(421,870)	—	(421,870)
Royal Bank of Canada	247,818	—	—	247,818	235,827	—	—	235,827	11,991	—	11,991
Royal Bank of Scotland PLC	198,035	—	—	198,035	47,286	—	—	47,286	150,749	—	150,749
Standard Chartered Bank	246,929	—	—	246,929	214,487	—	—	214,487	32,442	—	32,442
State Street Bank London	514,987	—	—	514,987	909,919	—	—	909,919	(394,932)	—	(394,932)
UBS AG London	234,373	—	—	234,373	297,175	—	—	297,175	(62,802)	—	(62,802)
Westpac Banking Corp.	107,993	—	—	107,993	350,049	—	—	350,049	(242,056)	—	(242,056)

Total	$4,405,519	$33,740	$—	$4,439,259	$4,517,344	$141,973	$—	$4,659,317	$(220,058)	$—	$(220,058)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SunAmerica Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$7,183,845	$7,183,845	$—	$—	$5,983,975	$5,983,975	$1,199,870	$—	$1,199,870
Goldman Sachs	—	—	26,329,025	26,329,025	—	—	6,210,875	6,210,875	20,118,150	—	20,118,150
Morgan Stanley Co., Inc.	—	—	12,875,021	12,875,021	—	—	3,000,000	3,000,000	9,875,021	—	9,875,021
UBS AG	—	—	20,763,540	20,763,540	—	—	4,898,007	4,898,007	15,865,533	—	15,865,533

Total	$—	$—	$67,151,431	$67,151,431	$—	$—	$20,092,857	$20,092,857	$47,058,574	$—	$47,058,574

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SunAmerica Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$4,081,730	$4,081,730	$—	$—	$3,399,986	$3,399,986	$681,744	$—	$681,744
Goldman Sachs	—	—	14,341,826	14,341,826	—	—	3,383,160	3,383,160	10,958,666	—	10,958,666
Morgan Stanley Co., Inc.	—	—	6,437,511	6,437,511	—	—	1,500,000	1,500,000	4,937,511	—	4,937,511
UBS AG	—	—	11,345,027	11,345,027	—	—	2,676,230	2,676,230	8,668,797	—	8,668,797

Total	$—	$—	$36,206,094	$36,206,094	$—	$—	$10,959,376	$10,959,376	$25,246,718	$—	$25,246,718

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

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(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$2,456	$—	$—	$2,456	$(2,456)	$—	$(2,456)
JPMorgan Chase Bank N.A. London	19,472	—	—	19,472	110,742	—	—	110,742	(91,270)	—	(91,270)
Morgan Stanley & Co. International PLC	165,994	—	—	165,994	97,997	—	—	97,997	67,997	—	67,997
UBS AG London	19,782	—	—	19,782	—	—	—	—	19,782	—	19,782

Total	$205,248	$—	$—	$205,248	$211,195	$—	$—	$211,195	$(5,947)	$—	$(5,947)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$72,279	$—	$—	$72,279	$298,766	$—	$—	$298,766	$(226,487)	$—	$(226,487)
BNP Paribas SA	29,961	—	—	29,961	401,207	—	—	401,207	(371,246)	—	(371,246)
Citibank N.A.	49,917	—	—	49,917	—	—	—	—	49,917	—	49,917
Credit Suisse International	153,217	—	—	153,217	421,315	—	—	421,315	(268,098)	—	(268,098)
Goldman Sachs International	—	—	—	—	170,720	—	—	170,720	(170,720)	—	(170,720)
HSBC Bank PLC	9,469	—	—	9,469	93,229	—	—	93,229	(83,760)	—	(83,760)
JPMorgan Chase Bank N.A. London	557,842	—	—	557,842	294,729	—	—	294,729	263,113	—	263,113
Royal Bank of Canada	16,593	—	—	16,593	—	—	—	—	16,593	—	16,593
Standard Chartered Bank	—	—	—	—	5,095	—	—	5,095	(5,095)	—	(5,095)
State Street Bank London	25,848	—	—	25,848	157,127	—	—	157,127	(131,279)	—	(131,279)

Total	$915,126	$—	$—	$915,126	$1,842,188	$—	$—	1,842,188	$(927,062)	$—	$(927,062)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	VCP Total Return BalancedSM Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$27,863	$—	$—	$27,863	$—	$—	$—	$—	$27,863	$—	$27,863
Goldman Sachs Bank USA	67,540	—	1,440,365	1,507,905	9,304	—	2,414,150	2,423,454	(915,549)	321,967	(593,582)
Merrill Lynch International	—	4,040,867	—	4,040,867	—	—	—	—	4,040,867	(4,040,867)	—
Morgan Stanley Co., Inc.	—	—	420,958	420,958	—	—	86,523	86,523	334,435	—	334,435

Total	$95,403	$4,040,867	$1,861,323	$5,997,593	$9,304	$—	$2,500,673	$2,509,977	$3,487,616	$(3,718,900)	$(231,284)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	VCPSM Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$—	$—	$—	$—	$262,147	$—	$—	$262,147	$(262,147)	$—	$(262,147)
State Street Bank & Trust Co.	—	—	—	—	261,933	—	—	261,933	(261,933)	—	(261,933)

Total	$—	$—	$—	$—	$524,080	$—	$—	$524,080	$(524,080)	$—	$(524,080)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$981	$—	$—	$981	$—	$—	$—	$—	$981	$—	$981
BNP Paribas SA	—	—	—	—	2,117	—	—	2,117	(2,117)	—	(2,117)
Citibank N.A.	—	—	—	—	11,384	—	—	11,384	(11,384)	—	(11,384)
Goldman Sachs International	1,738	—	—	1,738	37	—	—	37	1,701	—	1,701
HSBC Bank USA, N.A.	118	—	—	118	—	—	—	—	118	—	118
JPMorgan Chase Bank N.A.	937	—	—	937	14,212	—	—	14,212	(13,275)	—	(13,275)
Merrill Lynch International	6,574	—	—	6,574	27,383	—	—	27,383	(20,809)	—	(20,809)
Morgan Stanley and Co., Inc.	24	—	—	24	730	—	—	730	(706)	—	(706)

Total	$10,372	$—	$—	$10,372	$55,863	$—	$—	$55,863	$(45,491)	$—	$(45,491)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$57,190	$—	$—	$57,190	$143,983	$—	$—	$143,983	$(86,793)	$—	$(86,793)
Barclays Bank PLC	15,358	—	—	15,358	223,334	—	—	223,334	(207,976)	—	(207,976)
Citibank N.A.	138,868	—	—	138,868	462,391	—	—	462,391	(323,523)	—	(323,523)
Credit Suisse International	—	—	—	—	29,217	—	—	29,217	(29,217)	—	(29,217)
Goldman Sachs International	49,522	—	—	49,522	630,655	—	—	630,655	(581,133)	—	(581,133)
HSBC Bank USA	201,716	—	—	201,716	31,521	—	—	31,521	170,195	—	170,195
JPMorgan Chase Bank N.A.	262,924	—	—	262,924	418,095	—	—	418,095	(155,171)	—	(155,171)
State Street Bank and Trust Co.	194,467	—	—	194,467	101,374	—	—	101,374	93,093	—	93,093
UBS AG	—	—	—	—	148,223	—	—	148,223	(148,223)	—	(148,223)
Westpac Banking Corp.	—	—	—	—	100,906	—	—	100,906	(100,906)	—	(100,906)

Total	$920,045	$—	$—	$920,045	$2,289,699	$—	$—	$2,289,699	$(1,369,654)	$—	$(1,369,654)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	International Diversified Equities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Commonwealth Bank of Australia	$—	$—	$—	$—	$325,524	$—	$—	$325,524	$(325,524)	$—	$(325,524)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the year ended January 31, 2017, the Global Bond, SA JPMorgan MFS Core Bond, Balanced, SA MFS Total Return Bond, SA T. Rowe Price VCP Balanced, and VCP Total Return BalancedSM Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a

376

fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended January 31, 2017, the Global Bond, SA JPMorgan MFS Core Bond, Balanced, SA MFS Total Return Bond, SA T. Rowe Price VCP Balance and VCP Total Return BalancedSM Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2007 through 2011. These filing are subject to various administrative and judicial proceedings within these countries. During the fiscal year, the Foreign Value Portfolio successfully recovered taxes withheld by Finland for the calendar years 2007 and 2008 in the amount of $98,498. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $120,871, $6,315 and $(28,688), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy

377

Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015 or expected to be taken in each Portfolio’s 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of January 31, 2017, the deferred offering costs for the SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios were fully amortized.

Note 4.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2017
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Ultra Short Bond	$765,858	$(5,296,711)	$(917,261)	$—	$—
Corporate Bond	73,297,935	4,711,450	38,319,182	74,346,309	—
Global Bond	12,423,778	(16,001,584)	(13,564,811)	1,022,141	—
High-Yield Bond	33,138,023	(68,028,772)	17,659,096	30,967,536	—
SA JPMorgan MFS Core Bond	43,690,378	(19,300,368)	(26,085,493)	35,613,155	—
Balanced	5,229,938	10,333,883	12,143,826	3,407,699	9,859,583
SA MFS Total Return	13,941,045	27,732,022	69,491,451	11,369,696	30,865,542
SunAmerica Dynamic Allocation	131,553,695	252,963,904	196,820,283	164,596,577	—
SunAmerica Dynamic Strategy	68,677,651	132,522,214	37,720,759	86,298,183	—
SA BlackRock VCP Global Multi Asset	2,426,631	—	4,372,181	3,709,476	51,749
SA Schroders VCP Global Allocation	3,590,578	2,598,037	3,492,939	2,739,835	2,180,476
SA T. Rowe Price VCP Balanced	3,572,950	293,920	20,236,259	1,987,513	—
VCP Total Return BalancedSM	32,010,509	31,391,156	(4,133,247)	—	—
VCPSM Value	12,172,884	(17,552,417)	102,353,489	6,091,754	106,877
Telecom Utility	1,102,666	430,810	371,566	1,227,975	915,281
Equity Index	34,261,879	16,967,254	304,258,572	23,655,601	14,785,723
Growth-Income	24,386,263	55,419,843	180,159,483	21,428,196	38,009,478
Equity Opportunities	6,130,459	9,043,139	47,118,416	3,463,273	11,587,029

378

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2017
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Legg Mason BW Large Cap Value	$24,752,197	$50,983,861	$191,694,906	$11,406,796	$366,780,825
“Dogs” of Wall Street	25,641,684	12,208,702	25,273,894	9,058,502	15,976,108
SA AB Growth	158,638	40,834,294	73,304,513	4,450,545	61,019,380
Capital Growth	968,065	3,513,145	28,995,774	362,923	1,010,894
SA MFS Massachusetts Investor Trust	10,671,254	29,100,149	218,786,436	11,078,202	89,925,785
Fundamental Growth	223,683	7,515,818	18,580,224	—	12,310,286
Blue Chip Growth	3,730,196	12,274,480	67,781,090	3,500,244	14,802,978
Real Estate	20,043,786	33,755,978	11,408,296	8,872,658	20,215,916
Small Company Value	2,691,144	43,015,672	91,098,475	2,520,662	47,278,194
Mid-Cap Growth	—	20,384,258	31,899,799	—	41,482,507
Aggressive Growth	—	(550,176)	16,894,573	—	—
Growth Opportunities	—	9,671,009	33,617,692	477,102	22,392,075
SA Janus Focused Growth	—	24,395,083	29,458,494	—	23,986,817
Technology	349,271	8,553,514	12,029,986	—	—
Small & Mid Cap Value	6,049,722	50,527,432	111,175,408	1,991,082	29,253,732
International Growth and Income	4,687,079	(130,173,443)	8,591,095	5,946,773	—
Global Equities	9,577,223	(3,550,998)	67,369,638	7,969,582	—
International Diversified Equities	5,710,778	(9,453,666)	(4,183,729)	5,517,114	—
Emerging Markets	5,927,642	(115,223,502)	40,752,631	5,678,112	—
Foreign Value	26,520,430	(80,541,106)	85,359,180	34,576,112	6,305,348

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended January 31, 2016
	Ordinary Income	Long-Term Capital Gains
Ultra Short Bond	$—	$—
Corporate Bond	67,491,911	5,457,749
Global Bond	314,381	1,861,312
High-Yield Bond	26,992,451	—
SA JPMorgan MFS Core Bond	49,055,505	20,001,599
Balanced	5,280,443	15,276,269
MFS Total Return	13,097,229	—
SunAmerica Dynamic Allocation	108,515,531	86,713,528
SunAmerica Dynamic Strategy	44,027,037	6,705,084
SA BlackRock VCP Global Multi Asset	—	—
SA Schroders VCP Global Allocation	—	—
SA T. Rowe Price VCP Balanced	—	—
VCP Total Return BalancedSM	107,615	—
VCPSM Value	1,021,534	—
Telecom Utility	2,285,905	—
Equity Index	25,260,099	9,253,138
Growth-Income	18,815,357	37,318,830
Equity Opportunities	1,620,997	13,560,542
SA Legg Mason BW Large Cap Value	5,212,112	209,801,913
“Dogs” of Wall Street	11,877,457	15,561,603
SA AB Growth	475,305	51,096,415
Capital Growth	61,719	5,494,468
SA MFS Massachusetts Investor Trust	14,247,652	48,251,933
Fundamental Growth	—	40,630,240
Blue Chip Growth	6,440,893	3,558,390
Real Estate	29,688,532	20,075,262
Small Company Value	1,032,417	36,304,269

379

	Tax Distributions
	For the year ended January 31, 2016
	Ordinary Income	Long-Term Capital Gains
Mid-Cap Growth	$2,729,216	$27,538,376
Aggressive Growth	—	—
Growth Opportunities	—	37,328,767
SA Janus Focused Growth	1,362,356	12,940,886
Technology	—	—
Small & Mid Cap Value	8,704,954	84,413,714
International Growth and Income	9,081,946	—
Global Equities	8,485,868	1,358,698
International Diversified Equities	6,480,695	—
Emerging Markets	7,346,570	—
Foreign Value	26,150,516	—

As of January 31, 2017, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†		Unlimited†
	2018	2019	ST	LT
Ultra Short Bond	$70,291	$20	$261,951	$4,964,449
Corporate Bond	—	—	—	—
Global Bond	—	—	9,036,151	6,965,433
High-Yield Bond	27,610,843	—	4,600,188	35,817,741
SA JPMorgan MFS Core Bond	—	—	11,332,488	7,967,880
Balanced	—	—	—	—
SA MFS Total Return	—	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—
VCP Total Return BalancedSM	—	—	—	—
VCPSM Value	—	—	13,635,695	3,916,722
Telecom Utility	—	—	—	—
Equity Index	—	—	—	—
Growth-Income	—	—	—	—
Equity Opportunities	—	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—	—
“Dogs” of Wall Street	—	—	—	—
SA AB Growth	—	—	—	—
Capital Growth	—	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—	—
Fundamental Growth	—	—	—	—
Blue Chip Growth	—	—	—	—
Real Estate	—	—	—	—
Small Company Value	—	—	—	—
Mid-Cap Growth	—	—	—	—
Aggressive Growth	550,176	—	—	—
Growth Opportunities	—	—	—	—
SA Janus Focused Growth	—	—	—	—
Technology	—	—	—	—
Small & Mid Cap Value	—	—	—	—
International Growth and Income	119,672,083	—	2,367,439	8,133,921
Global Equities	—	—	3,550,998	—
International Diversified Equities	2,591,269	—	3,444,894	3,417,503

380

Portfolio	Capital Loss Carryforward†		Unlimited†
	2018	2019	ST	LT
Emerging Markets	$7,578,922	$—	$48,614,837	$59,029,743
Foreign Value	—	—	6,237,573	74,303,533

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2017.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Ultra Short Bond	$—	$5,960,805
Corporate Bond	339,677	—
Global Bond	—	—
High-Yield Bond	7,681,561	—
SA JPMorgan MFS Core Bond	—	—
Balanced	—	—
MFS Total Return	—	—
SunAmerica Dynamic Allocation	135,000,689	—
SunAmerica Dynamic Strategy	27,747,050	—
SA BlackRock VCP Global Multi Asset	—	—
SA Schroders VCP Global Allocation	—	—
SA T Rowe Price VCP Balanced	43,599	—
VCP Total Return BalancedSM	21,670,360	—
VCPSM Value	—	—
Telecom Utility	—	—
Equity Index	—	—
Growth-Income	—	—
Equity Opportunities	—	—
SA Legg Mason BW Large Cap Value	—	—
“Dogs” of Wall Street	—	—
SA AB Growth	—	—
Capital Growth	—	—
SA MFS Massachusetts Investor Trust	—	—
Fundamental Growth	—	—
Blue Chip Growth	—	—
Real Estate	—	—
Small Company Value	—	—
Mid-Cap Growth	—	—
Aggressive Growth	7,760,232	31,587,916
Growth Opportunities	—	—
SA Janus Focused Growth	—	—
Technology	1,378,674	—
Small & Mid Cap Value	—	—
International Growth and Income	—	—
Global Equities	3,038,028	—
International Diversified Equities	—	—
Emerging Markets	—	11,183,037
Foreign Value	—	—

381

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2017, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Ultra Short Bond	$—	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
Balanced	—	—	—
SA MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
SA BlackRock VCP Global Multi Asset	1,834,251	—	1,600,068
SA Schroders VCP Global Allocation	1,152,036	—	—
SA T. Rowe Price VCP Balanced	32,177	—	—
VCP Total Return BalancedSM	—	—	—
VCPSM Value	—	—	—
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
“Dogs” of Wall Street	—	—	—
SA AB Growth	—	—	—
Capital Growth	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	—	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	47,026	—	—
Aggressive Growth	63,595	—	—
Growth Opportunities	187,892	—	—
SA Janus Focused Growth	137,465	—	—
Technology	48,796	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	528,892
Emerging Markets	—	—	—
Foreign Value	—	—	—

For the period ended January 31, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Ultra Short Bond	$—	$5,960,805	$(5,960,805)
Corporate Bond	—	—	—
Global Bond	3,455,696	(3,455,696)	—
High-Yield Bond	—	—	—
SA JPMorgan MFS Core Bond	3,981,799	(3,981,799)	—
Balanced	836,563	(836,563)	—

382

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
MFS Total Return	$1,747,821	$(1,747,807)	$(14)
SunAmerica Dynamic Allocation	18,184,981	(18,184,981)	—
SunAmerica Dynamic Strategy	8,403,362	(8,403,362)	—
SA BlackRock VCP Global Multi Asset	(1,837,039)	1,837,039	—
SA Schroders VCP Global Allocation	(1,392,429)	1,392,429	—
SA T Rowe Price VCP Balanced	138,516	(138,516)	—
VCP Total Return BalancedSM	2,434,805	(2,434,805)	—
VCPSM Value	1,393,175	(1,393,175)	—
Telecom Utility	219,757	(219,757)	—
Equity Index	1,577,460	(1,577,460)	—
Growth-Income	890	(890)	—
Equity Opportunities	(434,389)	410,434	23,955
SA Legg Mason BW Large Cap Value	5,156	(5,156)	—
“Dogs” of Wall Street	—	—	—
SA AB Growth	2,117	(2,117)	—
Capital Growth	(35)	35	—
SA MFS Massachusetts Investor Trust	936,999	(936,999)	—
Fundamental Growth	250,195	(250,195)	—
Blue Chip Growth	291,869	(291,869)	—
Real Estate	—	—	—
Small Company Value	328,038	(328,038)	—
Mid-Cap Growth	848,489	138,325	(986,814)
Aggressive Growth	358,621	31,587,918	(31,946,539)
Growth Opportunities	1,027,938	(365,685)	(662,253)
SA Janus Focused Growth	509,461	12,010	(521,471)
Technology	204,442	(204,442)	—
Small & Mid Cap Value	—	—	—
International Growth and Income	(811,055)	811,055	—
Global Equities	179,233	(179,233)	—
International Diversified Equities	(566,528)	566,528	—
Emerging Markets	(28,303)	11,211,343	(11,183,040)
Foreign Value	(253,217)	253,217	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Ultra Short Bond	$155,307	$(1,072,568)	$(917,261)	$523,664,620
Corporate Bond	60,803,560	(22,484,378)	38,319,182	1,576,761,174
Global Bond	7,661,030	(20,688,811)	(13,027,781)	486,931,725
High-Yield Bond	24,325,708	(6,666,612)	17,659,096	465,100,643
SA JPMorgan MFS Core Bond	8,397,411	(34,482,901)	(26,085,490)	1,959,445,659
Balanced	17,391,429	(5,250,305)	12,141,124	218,497,704
SA MFS Total Return	78,468,996	(8,974,556)	69,494,440	464,615,916
SunAmerica Dynamic Allocation	445,181,678	(254,690,246)	190,491,432	11,173,373,438
SunAmerica Dynamic Strategy	203,768,023	(169,556,643)	34,211,380	6,127,092,361
SA BlackRock VCP Global Multi Asset	10,326,478	(5,872,397)	4,454,081	454,311,976
SA Schroders VCP Global Allocation	8,522,228	(6,281,458)	2,240,770	398,108,871
SA T. Rowe Price VCP Balanced	30,494,626	(11,223,616)	19,271,010	692,600,982
VCP Total Return BalancedSM	2,329,687	(8,574,126)	(6,244,439)	1,141,580,656
VCPSM Value	114,901,516	(12,547,254)	102,354,262	1,077,268,788
Telecom Utility	4,023,071	(3,647,663)	375,408	44,332,751
Equity Index	342,486,758	(38,228,186)	304,258,572	1,402,218,399
Growth-Income	198,287,693	(18,128,210)	180,159,483	957,702,323
Equity Opportunities	53,098,835	(5,980,419)	47,118,416	354,628,747
SA Legg Mason BW Large Cap Value	199,182,312	(7,455,670)	191,726,642	1,288,866,757
“Dogs” of Wall Street	30,591,544	(5,317,650)	25,273,894	328,184,709
SA AB Growth	81,063,850	(7,759,337)	73,304,513	432,853,516
Capital Growth	31,301,807	(2,305,606)	28,996,201	250,844,119

383

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA MFS Massachusetts Investors Trust	$231,537,892	$(12,748,354)	$218,789,538	$874,103,823
Fundamental Growth	20,341,326	(1,761,102)	18,580,224	122,405,513
Blue Chip Growth	80,532,615	(12,751,525)	67,781,090	445,915,697
Real Estate	22,395,845	(10,987,549)	11,408,296	390,642,062
Small Company Value	97,701,722	(6,601,747)	91,099,975	345,958,903
Mid-Cap Growth	47,684,418	(15,784,619)	31,899,799	311,153,894
Aggressive Growth	17,823,160	(928,587)	16,894,573	76,162,317
Growth Opportunities	43,473,986	(9,856,294)	33,617,692	243,065,039
SA Janus Focused Growth	31,301,504	(1,841,862)	29,459,642	219,921,659
Technology	12,903,299	(873,313)	12,029,986	48,344,100
Small & Mid Cap Value	127,137,293	(15,961,885)	111,175,408	512,992,292
International Growth and Income	36,034,495	(27,389,968)	8,644,527	328,534,607
Global Equities	77,834,223	(10,453,104)	67,381,119	491,638,533
International Diversified Equities	22,958,588	(27,084,132)	(4,125,544)	457,423,459
Emerging Markets	53,780,650	(12,795,319)	40,985,331	278,852,623
Foreign Value	177,619,552	(91,903,108)	85,716,444	1,013,893,773

Note 5.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index and “Dogs” of Wall Street Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA JPMorgan MFS Core Bond(5)	> $0	0.600%
Balanced	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%

Portfolio	Assets	Management Fees
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic Allocation(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SunAmerica Dynamic Strategy(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%

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Portfolio	Assets	Management Fees
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value(10)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
Equity Index(6)	> $0	0.400%
Growth-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Legg Mason BW Large Cap Value(7)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
“Dogs” of Wall Street	> $0	0.600%
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(4)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
SA MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%

Portfolio	Assets	Management Fees
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Janus Focused Growth(8)	> $0	0.850%
Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
International Growth and	$0-$150 million	1.000%
Income(1)	> $150 million	0.900%
	> $300 million	0.800%
Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities	> $250 million	0.800%
	> $500 million	0.750%
Emerging Markets(3)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

(1)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(3)	The Advisor is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets.
(5)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2018.
(6)	The Advisor agreed to waive 0.11% of the investment advisory fees for Equity Index Portfolio through April 30, 2018.
(7)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.

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(8)	Effective June 30, 2016, the Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2018 so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(9)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(10)	Effective January 1, 2017 through April 30, 2018, the Advisor voluntarily agreed to waive 0.05% of the investment advisory fee for the VCPSM Value Portfolio.

For the year ended January 31, 2017, the amount of the investment advisory fees waived were $1,979,492, $522,168, $292,006, $141,676, $1,696,460, $711,718, $256,720, $147,416, $53,709, $170,026 and $326,629 for the SA JPMorgan MFS Core Bond Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCPSM Value, Equity Index Portfolio, SA Legg Mason BW Large Cap Value Portfolio, Capital Growth Portfolio, SA Janus Focused Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio) SA AB Growth Small & Mid Cap Value

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	Technology

Dimensional Fund Advisers, L.P.(a)	Ultra Short Bond

Federated Investment Management Company	Corporate Bond

FIAM, LLC	Real Estate

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc. (“Invesco”)	VCPSM Value Growth Opportunities

Janus Capital Management, LLC(b)	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) Balanced Growth-Income Mid-Cap Growth Global Equities Emerging Markets

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Total Return Telecom Utility SA MFS Massachusetts Investors Trust Blue Chip Growth

386

Subadviser	Portfolio
Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities

Pacific Investment Management Company, LLC (“PIMCO”)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price VCP Balanced

Templeton Investment Counsel, LLC	Foreign Value

The Boston Company Asset Management, LLC	Capital Growth

Wells Capital Management Incorporated	Fundamental Growth Aggressive Growth

(a)	Effective May 1, 2016, Dimensional Fund Advisers LP replaced BofA Advisors, LLC as the Portfolio’s subadviser.
(b)	Effective June 30, 2016, Janus Capital Management LLC replaced Marsico Capital Management, LLC as the Portfolio’s subadviser.

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Ultra Short Bond(5)	$0-$50 million	0.150%
	> $50 million	0.100%
	> $500 million	0.075%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
SA JPMorgan MFS Core Bond(4)	> $0	0.130%
Balanced	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
SA MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SunAmerica Dynamic	$0-$500 million	0.240%
Allocation(2)(7)	> $500 million	0.210%
	> $1.5 billion	0.190%
SunAmerica Dynamic	$0-$500 million	0.240%
Strategy(2)(7)	> $500 million	0.210%
	> $1.5 billion	0.190%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.390%
	> $500 million	0.370%
	> $3 billion	0.320%
SA Schroders VCP Global Allocation	$0-$250 million	0.380%
	> $250 million	0.360%
	> $500 million	0.320%
	> $1.5 billion	0.300%

Portfolio	Assets	Subadvisory Fees
SA T. Rowe Price VCP Balanced	< $200 million	0.375%
	Reset at $200 million	0.350%
	> $200 million	0.350%
	Reset at $500 million	0.325%
	> $500 million	0.325%
	Reset at $1 billion	0.300%
	> $1 billion	0.275%
	Reset at $2 billion	0.275%
	> $2 billion	0.275%
VCP Total Return	$0-$750 million	0.360%
BalancedSM	> $750 million	0.350%
	> $1.5 billion	0.320%
VCPSM Value(8)	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
SA Legg Mason BW Large Cap Value	$0-$500 million	0.270%
	> $500 million	0.200%
	> $2.5 billion	0.175%
SA AB Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%

387

Portfolio	Assets	Subadvisory Fees
Capital Growth(3)	$0-$100 million	0.300%
	> $100 million	0.250%
SA MFS Massachusetts	$0-$250 million	0.375%
Investors Trust	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%
Blue Chip Growth	$0-$50 million	0.300%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
SA Janus Focused Growth(6)	$0-$250 million	0.350%
	> $250 million	0.300%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%

Portfolio	Assets	Subadvisory Fees
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income(1)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
International Diversified	When Assets are under
Equities	$175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over
	$175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%
Emerging Markets	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

(1)	The Subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(2)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.
(4)	The rate represents the aggregate fee paid to JP Morgan Investment Management Inc. and Massachusetts Financial Services Company.
(5)	Prior to May 1, 2016, the amount of subadvisory fees paid to BofA Advisors, LLC under its prior subadvisory agreement with SAAMCo was 0.125% on the first $100 million, 0.100% on the next $400 million, 0.075% on the next $500 million and 0.050% on assets over $500 million. Effective May 1, 2016, Dimensional Fund Advisors LP assumed subadvisory responsibilities for the Portfolio at the rates reflected in the above table.
(6)	Prior to June 30, 2016, the amount of subadvisory fees paid to Marsico Capital Management, LLC under its prior subadvisory agreement with SAAMCo was 0.450%. Effective June 30, 2016, Janus Capital Management, LLC assumed subadvisory responsibilities for the Portfolio at the rates reflected in the above table.
(7)	The Subadviser has voluntarily agreed, until further notice, to waive a portion of its subadvisory fee in an amount equal to the amount of any advisory fees paid by the Portfolio in connection with its investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc., which is managed by the Subadviser (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Subadviser.
(8)	Effective January 1, 2017 through April 30, 2018, Invesco has voluntarily agreed to waive a portion of its subadvisory fee so that the subadvisory fee rate paid to Invesco is 0.39% on the first $250 million, 0.37% on the next $250 million, 0.35% on the next $500 million and 0.30% on assets over $1 billion.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2018. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses,

388

brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
VCP Total Return BalancedSM	N/A	1.16%
VCPSM Value	N/A	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the percentages of the Portfolios’ average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. Effective May 1, 2016, the voluntary expense cap for Ultra Short Bond Portfolio was eliminated.

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the year ended January 31, 2017, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Ultra Short Bond	$71,968
SA BlackRock VCP Global Multi Asset	297,065
SA Schroders VCP Global Allocation	174,104
SA T. Rowe Price VCP Balanced	412,882
VCP Total Return BalancedSM	56,984
VCPSM Value	—

For the year ended January 31, 2017, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2017	January 31, 2018	January 31, 2019
Ultra Short Bond	$—	$216,150	$71,968
SA BlackRock VCP Global Multi Asset	—	22,841	297,065
SA Schroders VCP Global Allocation	—	22,842	174,104
SA T. Rowe Price VCP Balanced	29,190	2,858	412,882
VCP Total Return BalancedSM	154,056	11,513	—
VCPSM Value	58,840	—	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended January 31, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2017, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On August 4, 2016, the Technology Portfolio purchased additional shares of Broadcom, LTD., Lam Research Corp. and Alphabet, Inc. causing the Portfolio to breach its registration statement limitation of investing more than 5% of the value of the Portfolio’s assets in

389

any one issuer as applied to 75% of the value of the Portfolio’s total assets. The error was corrected on August 4th and 5th when the Portfolio sold shares of these securities resulting in a gain of $714 to the Portfolio.

Note 6.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended January 31, 2017, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 7.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended January 31, 2017 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Ultra Short Bond	$672,431,321	$321,231,012	$210,762,812	$241,354,846
Corporate Bond	366,040,830	608,549,102	—	—
Global Bond	298,103,141	295,853,978	288,757,705	316,927,991
High-Yield Bond	520,690,723	597,116,119	—	—
SA JPMorgan MFS Core Bond	355,610,162	308,650,180	288,407,098	402,599,546
Balanced	149,257,128	149,724,508	72,115,963	67,305,092
SA MFS Total Return	106,815,756	154,246,640	60,363,591	47,588,096
SunAmerica Dynamic Allocation	1,462,346,132	2,165,335,342	731,074,507	711,517,138
SunAmerica Dynamic Strategy	388,760,019	881,458,186	411,802,194	393,823,038
SA BlackRock VCP Global Multi Asset	409,553,046	239,105,948	153,178,156	15,908,674
SA Schroders VCP Global Allocation	355,520,860	95,502,696	26,764,808	26,527,682
SA T. Rowe Price VCP Balanced	511,192,957	45,162,797	165,357,037	78,964,810
VCP Total Return BalancedSM	169,830,450	60,093,685	492,024,433	449,180,947
VCPSM Value	447,328,407	210,801,931	1,424,683,985	1,390,632,874
Telecom Utility	16,355,997	18,508,417	—	—
Equity Index	271,419,005	101,084,580	—	—
Growth-Income	283,430,527	300,144,315	—	—
Equity Opportunities	150,889,086	117,915,560	—	—
SA Legg Mason BW Large Cap Value	704,022,753	691,626,350	—	—
“Dogs” of Wall Street	204,488,741	220,325,073	—	—
SA AB Growth	252,937,635	331,662,606	—	—
Capital Growth	251,804,077	137,295,085	—	—
SA MFS Massachusetts Investors Trust	186,386,694	257,165,145	—	—
Fundamental Growth	105,769,635	165,334,340	—	—
Blue Chip Growth	297,788,601	328,080,212	—	—
Real Estate	316,491,975	369,788,315	—	—
Small Company Value	115,912,244	250,075,016	—	—
Mid Cap Growth	147,422,573	225,971,631	—	—
Aggressive Growth	79,699,460	139,989,458	—	—
Growth Opportunities	143,658,820	162,816,900	—	—
SA Janus Focused Growth	301,022,624	328,414,967	—	—
Technology	29,473,924	36,349,346	—	—
Small & Mid Cap Value	340,806,789	435,748,842	—	—
International Growth and Income	80,916,589	108,557,991	—	—
Global Equities	520,981,103	592,731,569	—	—
International Diversified Equities	203,394,031	140,800,289	—	—
Emerging Markets	235,554,958	351,084,817	—	—
Foreign Value	208,537,941	347,123,968	—	—

390

Note 8.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Ultra Short Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,159,111	$317,585,760	3,939,077	$41,533,382	828,440	$8,625,368	1,069,213	$11,155,028
Shares issued in merger@	—	—	115,625	1,220,270	—	—	829,430	8,670,428
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(7,292,736)	(76,821,004)	(4,914,831)	(51,828,754)	(1,239,211)	(12,901,335)	(1,283,587)	(13,396,346)

Net increase (decrease)	22,866,375	$240,764,756	(860,129)	$(9,075,102)	(410,771)	$(4,275,967)	615,056	$6,429,110

	Ultra Short Bond Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	13,899,526	$143,608,643	29,154,688	$302,075,187
Shares issued in merger@	—	—	1,683,804	17,483,033
Reinvested dividends	—	—	—	—
Shares redeemed	(18,572,347)	(191,889,146)	(23,028,183)	(238,653,920)

Net increase (decrease)	(4,672,821)	$(48,280,503)	7,810,309	$80,904,300

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,026,169	$13,519,113	13,987,910	$188,270,646	157,274	$2,156,257	85,744	$1,170,527
Reinvested dividends	2,687,739	36,107,209	3,001,045	39,087,174	82,518	1,108,181	79,552	1,035,611
Shares redeemed	(25,111,612)	(338,312,882)	(1,988,910)	(26,713,620)	(365,512)	(4,935,152)	(363,881)	(4,892,318)

Net increase (decrease)	(21,397,704)	$(288,686,560)	15,000,045	$200,644,200	(125,720)	$(1,670,714)	(198,585)	$(2,686,180)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	8,760,764	$117,468,189	6,264,141	$82,768,379
Reinvested dividends	2,779,179	37,130,919	2,533,980	32,826,875
Shares redeemed	(9,394,662)	(125,754,854)	(9,972,948)	(133,358,618)

Net increase (decrease)	2,145,281	$28,844,254	(1,174,827)	$(17,763,364)

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,319,906	49,479,286	4,276,239	$46,114,284	47,385	527,298	46,174	$494,016
Reinvested dividends	69,140	808,388	89,450	973,303	770	8,931	3,185	34,353
Shares redeemed	(8,744,672)	(96,284,424)	(828,480)	(8,924,547)	(138,097)	(1,554,015)	(189,294)	(2,018,136)

Net increase (decrease)	(4,355,626)	(45,996,750)	3,537,209	$38,163,040	(89,942)	(1,017,786)	(139,935)	$(1,489,767)

@	See Note 2

391

	Global Bond Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	7,416,215	82,192,080	3,929,303	$41,598,838
Reinvested dividends	17,823	204,822	109,196	1,168,037
Shares redeemed	(4,244,629)	(47,105,397)	(4,627,706)	(49,118,790)

Net increase (decrease)	3,189,409	35,291,505	(589,207)	$(6,351,915)

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,668,914	$123,451,416	11,977,756	$68,101,006	394,626	$2,178,702	260,275	$1,472,478
Reinvested dividends	3,381,099	18,791,932	3,120,948	16,975,703	123,858	688,200	109,398	594,737
Shares redeemed	(34,883,382)	(196,929,415)	(4,808,725)	(27,238,869)	(799,513)	(4,525,033)	(579,945)	(3,305,767)

Net increase (decrease)	(9,833,369)	$(54,686,067)	10,289,979	$57,837,840	(281,029)	$(1,658,131)	(210,272)	$(1,238,552)

	High-Yield Bond Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	17,829,808	$99,501,468	16,888,614	$94,255,788
Reinvested dividends	2,078,222	11,487,404	1,741,511	9,422,011
Shares redeemed	(25,931,439)	(147,233,062)	(13,929,130)	(79,614,171)

Net increase (decrease)	(6,023,409)	$(36,244,190)	4,700,995	$24,063,628

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,999,709	$35,871,321	36,920,191	$333,575,297	102,466	$913,887	73,778	$659,159
Reinvested dividends	2,186,847	19,743,843	4,304,817	37,766,850	19,173	172,550	43,071	376,501
Shares redeemed	(18,106,837)	(162,303,190)	(12,914,835)	(115,120,386)	(255,882)	(2,293,508)	(553,697)	(4,987,821)

Net increase (decrease)	(11,920,281)	$(106,688,026)	28,310,173	$256,221,761	(134,243)	$(1,207,071)	(436,848)	$(3,952,161)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	13,019,931	$115,562,496	10,551,384	$93,183,750
Reinvested dividends	1,754,557	15,696,762	3,556,039	30,913,753
Shares redeemed	(12,689,853)	(112,739,058)	(17,033,755)	(152,124,268)

Net increase (decrease)	2,084,635	$18,520,200	(2,926,332)	$(28,026,765)

392

	Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	236,590	$4,514,075	249,105	$4,990,228	98,115	$1,862,167	32,038	$651,432
Reinvested dividends	260,129	4,817,161	414,840	7,761,471	33,099	612,194	52,564	982,165
Shares redeemed	(646,842)	(12,293,493)	(659,092)	(13,321,080)	(107,920)	(2,052,849)	(104,301)	(2,094,772)

Net increase (decrease)	(150,123)	$(2,962,257)	4,853	$(569,381)	23,294	$421,512	(19,699)	$(461,175)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,198,323	$22,697,632	1,292,162	$26,226,079
Reinvested dividends	425,084	7,837,927	633,964	11,813,076
Shares redeemed	(1,213,313)	(22,979,717)	(1,218,837)	(24,638,602)

Net increase (decrease)	410,094	$7,555,842	707,289	$13,400,553

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	149,787	$2,868,559	110,793	$2,140,573	18,091	$352,106	15,550	$295,810
Reinvested dividends	856,649	15,885,500	282,842	5,315,593	130,575	2,423,449	41,661	783,354
Shares redeemed	(1,633,639)	(31,290,788)	(1,871,514)	(36,057,776)	(290,461)	(5,620,476)	(343,414)	(6,617,370)

Net increase (decrease)	(627,203)	$(12,536,729)	(1,477,879)	$(28,601,610)	(141,795)	$(2,844,921)	(286,203)	$(5,538,206)

	SA MFS Total Return Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,530,103	$29,156,535	1,038,908	$19,989,349
Reinvested dividends	1,291,973	23,926,289	372,937	6,998,282
Shares redeemed	(2,589,586)	(49,473,379)	(3,044,765)	(58,530,237)

Net increase (decrease)	232,490	$3,609,445	(1,632,920)	$(31,542,606)

	SunAmerica Dynamic Allocation Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,200	$100,000	37,834,378	$449,308,490	186,359,531	$2,339,695,881
Reinvested dividends	—	—	13,525,314	164,596,577	16,217,759	195,229,059
Shares redeemed	—	—	(76,458,522)	(925,875,040)	(11,776,332)	(143,816,854)

Net increase (decrease)	8,200	$100,000	(25,098,830)	$(311,969,973)	190,800,958	$2,391,108,086

*	Commencement of operations

393

	SunAmerica Dynamic Strategy Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,185	$100,000	15,804,467	$188,840,067	119,938,924	$1,499,707,704
Reinvested dividends	—	—	7,075,625	86,298,183	4,204,095	50,732,121
Shares redeemed	—	—	(41,823,980)	(508,974,629)	(8,295,561)	(100,573,392)

Net increase (decrease)	8,185	$100,000	(18,943,888)	$(233,836,379)	115,847,458	$1,449,866,433

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2017		For the period January 25, 2016* ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,371	$100,000	45,557,896	$478,479,303	1,205,546	$12,066,069
Reinvested dividends	88	918	361,000	3,760,307	—	—
Shares redeemed	—	—	(1,225,441)	(12,940,783)	(9)	(88)

Net increase (decrease)	9,459	$100,918	44,693,455	$469,298,827	1,205,537	$12,065,981

	SA Schroders VCP Global Allocation Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2017		For the period January 25, 2016* ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,214	$100,000	36,938,542	$395,102,324	1,218,526	$12,196,618
Reinvested dividends	130	1,404	454,574	4,918,907	—	—
Shares redeemed	—	—	(1,240,380)	(13,237,297)	(0)	(3)

Net increase (decrease)	9,344	$101,404	36,152,736	$386,783,934	1,218,526	$12,196,615

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2017		For the period January 25, 2016* ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,360	$100,000	62,687,603	$662,305,733	1,346,145	$13,463,973
Reinvested dividends	37	396	185,467	1,987,117	—	—
Shares redeemed	—	—	(1,330,997)	(13,909,212)	(1)	(8)

Net increase (decrease)	9,397	$100,396	61,542,073	$650,383,638	1,346,144	$13,463,965

	VCP Total Return BalancedSM Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,022	$100,000	39,407,004	$424,731,417	36,232,224	$386,873,722
Reinvested dividends	—	—	—	—	10,243	107,615
Shares redeemed	—	—	(1,276,951)	(13,746,073)	(435,729)	(4,619,723)

Net increase (decrease)	9,022	$100,000	38,130,053	$410,985,344	35,806,738	$382,361,614

*	Commencement of operations

394

	VCPSM Value Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,549	$100,000	33,275,039	$387,210,964	46,095,026	$535,339,279
Reinvested dividends	—	—	529,668	6,198,631	89,117	1,021,534
Shares redeemed	—	—	(5,570,001)	(67,681,180)	(856,654)	(9,969,426)

Net increase (decrease)	8,549	$100,000	28,234,706	$325,728,415	45,327,489	$526,391,387

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	60,268	$856,411	29,918	$426,685	16,439	$237,313	2,322	$32,104
Reinvested dividends	56,409	805,571	66,222	921,737	6,595	94,400	7,164	99,914
Shares redeemed	(230,708)	(3,270,637)	(288,469)	(4,248,832)	(43,916)	(618,247)	(28,502)	(424,458)

Net increase (decrease)	(114,031)	$(1,608,655)	(192,329)	$(2,900,410)	(20,882)	$(286,534)	(19,016)	$(292,440)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	483,621	$6,723,269	385,186	$5,452,145
Reinvested dividends	87,245	1,243,285	91,029	1,264,254
Shares redeemed	(572,042)	(8,001,945)	(514,383)	(7,483,750)

Net increase (decrease)	(1,176)	$(35,391)	(38,168)	$(767,351)

	Equity Index Portfolio
	Class 1
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	13,758,106	$251,639,260	12,143,980	$215,106,827
Reinvested dividends	2,116,072	38,441,324	2,027,899	34,513,237
Shares redeemed	(7,231,779)	(132,397,941)	(2,692,321)	(48,550,687)

Net increase (decrease)	8,642,399	$157,682,643	11,479,558	$201,069,377

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,756,661	$116,590,211	3,939,457	$124,609,483	6,403	$204,105	21,126	$656,726
Reinvested dividends	1,568,224	48,013,668	1,494,622	43,964,209	17,859	546,438	20,838	612,491
Shares redeemed	(4,614,034)	(144,797,715)	(2,049,495)	(65,734,901)	(56,850)	(1,782,723)	(51,540)	(1,587,698)

Net increase (decrease)	710,851	$19,806,164	3,384,584	$102,838,791	(32,588)	$(1,032,180)	(9,576)	$(318,481)

*	Commencement of operations

395

	Growth-Income Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	754,001	$23,513,435	822,182	$25,754,668
Reinvested dividends	356,773	10,877,568	394,495	11,557,487
Shares redeemed	(1,082,348)	(33,963,552)	(736,238)	(22,584,320)

Net increase (decrease)	28,426	$427,451	480,439	$14,727,835

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,650,933	$50,513,058	3,370,703	$64,394,101	7,298	$142,446	4,215	$81,834
Reinvested dividends	598,619	11,524,254	590,521	10,833,510	9,654	185,809	14,850	272,283
Shares redeemed	(1,230,778)	(24,084,310)	(490,936)	(9,377,521)	(77,459)	(1,516,510)	(41,548)	(795,464)

Net increase (decrease)	2,018,774	$37,953,002	3,470,288	$65,850,090	(60,507)	$(1,188,255)	(22,483)	$(441,347)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	674,138	$13,098,490	540,780	$10,376,890
Reinvested dividends	174,042	3,340,239	222,820	4,075,746
Shares redeemed	(595,827)	(11,553,560)	(587,828)	(11,178,958)

Net increase (decrease)	252,353	$4,885,169	175,772	$3,273,678

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,966,793	$191,729,965	2,612,319	$67,615,094	28,565	$637,337	24,274	$655,877
Reinvested dividends	12,486,508	227,091,481	4,956,747	115,205,820	736,079	13,393,316	399,941	9,295,754
Shares redeemed	(5,607,803)	(122,271,459)	(3,020,259)	(80,244,371)	(507,819)	(10,976,217)	(387,975)	(10,307,858)

Net increase (decrease)	14,845,498	$296,549,987	4,548,807	$102,576,543	256,825	$3,054,436	36,240	$(356,227)

	SA Legg Mason BW Large Cap Value Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	567,753	$11,954,571	671,438	$17,984,588
Reinvested dividends	7,603,400	137,702,824	3,907,890	90,512,451
Shares redeemed	(4,345,964)	(91,666,338)	(3,543,281)	(93,719,493)

Net increase (decrease)	3,825,189	$57,991,057	1,036,047	$14,777,546

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	435,948	$5,842,551	2,204,539	$29,132,125	71,626	$977,074	12,368	$163,819
Reinvested dividends	1,055,679	13,896,331	1,301,079	15,862,179	38,749	509,462	49,880	607,399
Shares redeemed	(3,008,128)	(40,100,385)	(430,419)	(5,642,007)	(109,405)	(1,475,598)	(95,451)	(1,230,265)

Net increase (decrease)	(1,516,501)	$(20,361,503)	3,075,199	$39,352,297	970	$10,938	(33,203)	$(459,047)

396

	“Dogs” of Wall Street Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,533,919	$33,958,292	1,527,607	$19,847,606
Reinvested dividends	813,298	10,628,817	905,636	10,969,482
Shares redeemed	(1,792,601)	(23,973,783)	(1,951,169)	(24,976,667)

Net increase (decrease)	1,554,616	$20,613,326	482,074	$5,840,421

	SA AB Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	138,395	$5,310,551	1,557,522	$67,360,387	19,002	$753,665	17,250	$730,995
Reinvested dividends	1,290,437	47,353,124	945,253	36,668,109	69,896	2,555,593	55,669	2,152,157
Shares redeemed	(1,130,609)	(43,656,740)	(1,178,304)	(49,667,005)	(97,387)	(3,753,157)	(106,453)	(4,461,751)

Net increase (decrease)	298,223	$9,006,935	1,324,471	$54,361,491	(8,489)	$(443,899)	(33,534)	$(1,578,599)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	334,989	$12,796,900	389,237	$16,132,940
Reinvested dividends	429,289	15,561,208	332,142	12,751,453
Shares redeemed	(750,215)	(28,745,156)	(717,139)	(29,847,071)

Net increase (decrease)	14,063	$(387,048)	4,240	$(962,678)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,399,019	$128,850,071	3,842,941	$52,702,592	4,259	$57,852	6,417	$87,511
Reinvested dividends	83,868	1,161,120	267,532	3,498,498	536	7,320	5,905	76,174
Shares redeemed	(1,083,742)	(14,975,752)	(178,344)	(2,388,095)	(15,621)	(206,672)	(22,186)	(299,846)

Net increase (decrease)	8,399,145	$115,035,439	3,932,129	$53,812,995	(10,826)	$(141,500)	(9,864)	$(136,161)

	Capital Growth Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	741,319	$9,884,553	508,387	$6,792,334
Reinvested dividends	15,183	205,377	154,985	1,981,515
Shares redeemed	(477,495)	(6,335,686)	(789,262)	(10,581,236)

Net increase (decrease)	279,007	$3,754,244	(125,890)	$(1,807,387)

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	400,543	$8,035,216	3,620,366	$79,590,154	48,796	$959,426	6,882	$149,170
Reinvested dividends	3,277,465	64,498,979	1,942,252	39,957,972	41,181	811,176	29,170	600,325
Shares redeemed	(3,465,257)	(72,156,947)	(8,089,256)	(180,280,392)	(117,458)	(2,442,086)	(130,162)	(2,773,538)

Net increase (decrease)	212,751	$377,248	(2,526,638)	$(60,732,266)	(27,481)	$(671,484)	(94,110)	$(2,024,043)

397

	SA MFS Massachusetts Investors Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	886,037	$18,053,026	1,038,467	$22,472,418
Reinvested dividends	1,819,908	35,693,832	1,070,049	21,941,288
Shares redeemed	(2,105,899)	(43,125,885)	(2,396,462)	(51,165,494)

Net increase (decrease)	600,046	$10,620,973	(287,946)	$(6,751,788)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	25,041	$526,251	902,767	$25,070,643	1,757	$35,871	323	$8,446
Reinvested dividends	299,373	6,235,267	1,274,024	27,042,594	10,728	218,546	23,274	484,818
Shares redeemed	(2,494,750)	(54,403,293)	(1,995,143)	(46,531,575)	(19,603)	(405,716)	(16,326)	(414,294)

Net increase (decrease)	(2,170,336)	$(47,641,775)	181,648	$5,581,662	(7,118)	$(151,299)	7,271	$78,970

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	266,825	$5,397,824	184,297	$4,382,749
Reinvested dividends	292,363	5,856,473	638,152	13,102,828
Shares redeemed	(507,958)	(10,445,385)	(644,773)	(15,655,693)

Net increase (decrease)	51,230	$808,912	177,676	$1,829,884

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,672,891	$16,275,752	6,166,054	$64,777,398	9,259	$97,963	21,140	$219,120
Reinvested dividends	1,367,144	14,282,825	766,423	7,826,729	11,134	115,975	7,023	71,502
Shares redeemed	(5,164,236)	(54,459,399)	(282,796)	(2,936,159)	(72,090)	(751,992)	(56,462)	(592,253)

Net increase (decrease)	(2,124,201)	$(23,900,822)	6,649,681	$69,667,968	(51,697)	$(538,054)	(28,299)	$(301,631)

	Blue Chip Growth Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,461,413	$15,145,735	1,915,027	$19,894,867
Reinvested dividends	376,940	3,904,422	207,448	2,101,052
Shares redeemed	(1,439,305)	(14,879,014)	(1,704,054)	(17,678,650)

Net increase (decrease)	399,048	$4,171,143	418,421	$4,317,269

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,882,243	$48,985,933	1,648,487	$26,894,395	30,004	$478,646	21,008	$329,212
Reinvested dividends	886,611	13,727,840	1,535,582	22,383,973	32,421	500,874	55,758	810,987
Shares redeemed	(5,636,836)	(88,156,132)	(1,928,736)	(32,268,801)	(106,432)	(1,645,487)	(115,680)	(1,847,931)

Net increase (decrease)	(1,867,982)	$(25,442,359)	1,255,333	$17,009,567	(44,007)	$(665,967)	(38,914)	$(707,732)

398

	Real Estate Portfolio
	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,905,769	$45,241,924	1,815,221	$28,523,453
Reinvested dividends	967,017	14,859,860	1,836,359	26,568,834
Shares redeemed	(4,578,782)	(74,054,101)	(4,150,595)	(65,260,638)

Net increase (decrease)	(705,996)	$(13,952,317)	(499,015)	$(10,168,351)

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	118,319	$2,581,564	2,111,737	$50,517,462	526,997	$12,387,100	871,619	$20,023,702
Reinvested dividends	1,141,068	25,581,438	937,870	20,616,686	1,088,344	24,217,418	765,845	16,720,000
Shares redeemed	(4,307,098)	(98,708,714)	(2,545,778)	(55,733,568)	(2,561,320)	(59,574,297)	(1,403,222)	(32,956,188)

Net increase (decrease)	(3,047,711)	$(70,545,712)	503,829	$15,400,580	(945,979)	$(22,969,779)	234,242	$3,787,514

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	253,901	$3,888,897	4,379,470	$79,276,141	35,884	$551,280	38,433	$681,381
Reinvested dividends	1,482,359	22,287,126	1,015,578	17,326,256	118,489	1,730,692	77,412	1,289,339
Shares redeemed	(4,747,976)	(77,367,628)	(539,491)	(9,814,502)	(206,077)	(3,205,866)	(181,641)	(3,300,560)

Net increase (decrease)	(3,011,716)	$(51,191,605)	4,855,557	$86,787,895	(51,704)	$(923,894)	(65,796)	$(1,329,840)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,013,397	$15,375,766	1,099,358	$19,520,172
Reinvested dividends	1,217,041	17,464,689	709,856	11,651,997
Shares redeemed	(1,396,900)	(21,214,351)	(1,922,785)	(34,629,103)

Net increase (decrease)	833,538	$11,626,104	(113,571)	$(3,456,934)

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	123,880	$1,913,177	1,077,220	$18,102,798	3,000	$49,912	19,936	$339,560
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(3,829,689)	(62,170,045)	(489,712)	(8,217,504)	(38,188)	(621,734)	(26,747)	(444,030)

Net increase (decrease)	(3,705,809)	$(60,256,868)	587,508	$9,885,294	(35,188)	$(571,822)	(6,811)	$(104,470)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	187,854	$2,950,360	504,841	$8,330,140
Reinvested dividends	—	—	—	—
Shares redeemed	(422,085)	(6,666,791)	(596,961)	(9,790,059)

Net increase (decrease)	(234,231)	$(3,716,431)	(92,120)	$(1,459,919)

399

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	209,454	$1,529,742	1,815,606	$16,851,165	11,222	$83,163	25,194	$240,770
Reinvested dividends	1,121,274	8,357,886	1,673,769	13,386,108	34,655	249,280	57,714	447,374
Shares redeemed	(1,630,203)	(12,506,050)	(1,335,551)	(12,930,040)	(81,487)	(606,971)	(62,520)	(582,126)

Net increase (decrease)	(299,475)	$(2,618,422)	2,153,824	$17,307,233	(35,610)	$(274,528)	20,388	$106,018

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,513,297	$10,805,462	2,103,024	$18,047,137
Reinvested dividends	2,025,769	14,262,011	3,088,284	23,495,285
Shares redeemed	(3,495,818)	(25,139,238)	(4,587,813)	(41,084,055)

Net increase (decrease)	43,248	$(71,765)	603,495	$458,367

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	117,401	$1,376,474	1,433,655	$19,441,480	17,462	$197,159	9,404	$123,923
Reinvested dividends	969,449	11,011,715	588,500	7,091,893	76,746	856,434	46,676	554,316
Shares redeemed	(1,233,581)	(14,286,237)	(6,625,297)	(87,044,845)	(211,535)	(2,494,093)	(153,187)	(1,978,171)

Net increase (decrease)	(146,731)	$(1,898,048)	(4,603,142)	$(60,511,472)	(117,327)	$(1,440,500)	(97,107)	$(1,299,932)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,105,589	$12,596,339	1,334,168	$16,660,094
Reinvested dividends	1,100,377	12,118,668	566,751	6,657,033
Shares redeemed	(1,891,119)	(21,672,227)	(2,022,161)	(25,604,001)

Net increase (decrease)	314,847	$3,042,780	(121,242)	$(2,286,874)

	Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	165,070	$914,403	274,340	$1,364,113	50,092	$272,759	78,103	$380,716
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(505,175)	(2,667,005)	(583,938)	(2,792,276)	(127,314)	(674,718)	(90,338)	(434,382)

Net increase (decrease)	(340,105)	$(1,752,602)	(309,598)	$(1,428,163)	(77,222)	$(401,959)	(12,235)	$(53,666)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,494,303	$7,730,864	2,694,129	$12,763,413
Reinvested dividends	—	—	—	—
Shares redeemed	(2,405,630)	(12,387,145)	(2,275,002)	(10,685,062)

Net increase (decrease)	(911,327)	$(4,656,281)	419,127	$2,078,351

400

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	65,522	$1,037,200	1,026,568	$19,545,984	45,237	$797,782	26,567	$482,800
Reinvested dividends	331,253	5,579,724	877,450	14,564,376	44,148	743,115	133,723	2,217,739
Shares redeemed	(960,471)	(16,625,164)	(21,640)	(363,819)	(192,642)	(3,369,489)	(130,210)	(2,491,229)

Net increase (decrease)	(563,696)	$(10,008,240)	1,882,378	$33,746,541	(103,257)	$(1,828,592)	30,080	$209,310

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,280,737	$21,907,455	2,184,210	$40,147,454
Reinvested dividends	1,490,403	24,921,975	4,632,202	76,336,553
Shares redeemed	(6,614,100)	(114,958,265)	(4,434,777)	(82,608,983)

Net increase (decrease)	(3,842,960)	$(68,128,835)	2,381,635	$33,875,024

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,338,971	$11,865,291	4,428,346	$43,305,865	39,312	$354,007	20,689	$201,087
Reinvested dividends	395,004	3,595,685	539,298	5,128,503	10,725	98,156	17,548	167,680
Shares redeemed	(3,170,576)	(28,820,542)	(4,997,282)	(51,074,753)	(114,531)	(1,032,108)	(138,558)	(1,368,372)

Net increase (decrease)	(1,436,601)	$(13,359,566)	(29,638)	$(2,640,385)	(64,494)	$(579,945)	(100,321)	$(999,605)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,324,009	$11,785,787	1,102,952	$10,616,060
Reinvested dividends	246,780	2,252,932	397,158	3,785,763
Shares redeemed	(2,765,452)	(24,845,379)	(3,278,124)	(32,517,872)

Net increase (decrease)	(1,194,663)	$(10,806,660)	(1,778,014)	$(18,116,049)

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	391,028	$6,855,505	4,749,981	$90,568,603	8,095	$146,983	12,956	$244,003
Reinvested dividends	405,915	7,514,271	501,557	9,216,157	2,897	53,529	3,995	73,272
Shares redeemed	(4,791,066)	(89,197,110)	(513,995)	(9,696,208)	(48,205)	(881,057)	(46,674)	(896,449)

Net increase (decrease)	(3,994,123)	$(74,827,334)	4,737,543	$90,088,552	(37,213)	$(680,545)	(29,723)	$(579,174)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	188,398	$3,410,796	250,943	$4,742,936
Reinvested dividends	21,841	401,782	30,411	555,137
Shares redeemed	(359,729)	(6,528,954)	(416,879)	(7,788,991)

Net increase (decrease)	(149,490)	$(2,716,376)	(135,525)	$(2,490,918)

401

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,482,756	$75,606,654	21,043,138	$199,863,120	49,049	$433,874	83,254	$789,922
Reinvested dividends	434,699	3,956,000	354,648	3,310,408	13,627	123,548	29,262	271,999
Shares redeemed	(2,800,977)	(24,879,429)	(1,098,959)	(10,412,741)	(296,562)	(2,629,624)	(303,042)	(2,919,026)

Net increase (decrease)	6,116,478	$54,683,225	20,298,827	$192,760,787	(233,886)	$(2,072,202)	(190,526)	$(1,857,105)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,187,845	$19,287,662	1,828,022	$17,427,951
Reinvested dividends	158,813	1,437,566	312,277	2,898,288
Shares redeemed	(2,588,714)	(22,782,483)	(3,345,105)	(32,141,770)

Net increase (decrease)	(242,056)	$(2,057,255)	(1,204,806)	$(11,815,531)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,536,896	$28,763,956	11,946,763	$83,188,705	40,532	$275,439	44,464	$291,211
Reinvested dividends	472,253	3,301,199	748,612	4,921,755	9,307	64,803	10,998	71,907
Shares redeemed	(22,297,886)	(149,444,062)	(3,629,046)	(24,330,069)	(149,868)	(997,866)	(128,412)	(890,324)

Net increase (decrease)	(17,288,737)	$(117,378,907)	9,066,329	$63,780,391	(100,029)	$(657,624)	(72,950)	$(527,206)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,012,172	$13,084,489	3,698,039	$23,687,642
Reinvested dividends	334,537	2,312,110	362,469	2,352,908
Shares redeemed	(4,242,984)	(27,468,276)	(3,497,236)	(23,935,179)

Net increase (decrease)	(1,896,275)	$(12,071,677)	563,272	$2,105,371

	Foreign Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2017		For the year ended January 31, 2016		For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,361,990	$32,601,507	10,365,178	$166,738,727	20,345	$288,514	35,143	$528,233
Reinvested dividends	1,484,181	20,909,036	935,378	14,552,056	34,959	492,654	21,393	332,745
Shares redeemed	(12,466,608)	(176,172,767)	(94,607)	(1,380,970)	(198,769)	(2,825,339)	(216,337)	(3,523,685)

Net increase (decrease)	(8,620,437)	$(122,662,224)	11,205,949	$179,909,813	(143,465)	$(2,044,171)	(159,801)	$(2,662,707)

	Class 3
	For the year ended January 31, 2017		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	3,168,640	$44,125,624	3,330,961	$50,563,595
Reinvested dividends	1,385,656	19,479,770	725,886	11,265,715
Shares redeemed	(5,028,325)	(70,996,128)	(6,092,480)	(97,807,814)

Net increase (decrease)	(474,029)	(7,390,734)	(2,035,633)	$(35,978,504)

402

Note 9.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2017:

Portfolio	J. P. Morgan Chase Bank	J. P. Morgan Clearing Corp.	National Financial Services, LLC	Oppenheimer & Co., Inc.
Equity Opportunities	$—	$—	$—	$1,467
Real Estate	—	—	18,567	—
Global Equities	140	2,521	—	—
Emerging Markets	—	175	—	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the year ended January 31, 2017, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2017
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$—	$180,561,496	$8,277,748	$13,002	$179,800	$172,476,550
Corporate Bond Portfolio, Class 1	21,574,190	—	636,214,691	29,357,265	283,435,463	(5,186,339)	37,294,713	414,244,867
Global Bond Portfolio, Class 1	259,118	—	84,482,963	1,364,186	29,955,653	(2,904,618)	3,187,299	56,174,177
High-Yield Bond Portfolio, Class 1	6,739,353	—	163,467,068	23,889,961	104,760,317	(6,085,885)	29,202,314	105,713,141
SA JPMorgan MFS Core Bond Portfolio, Class 1	12,524,324	—	707,641,652	21,941,716	108,987,881	(4,681,899)	9,183,719	625,097,307
Equity Index Portfolio, Class 1	15,313,843	10,539,217	817,601,881	253,092,939	62,134,167	24,054,134	125,211,333	1,157,826,120
Growth-Income Portfolio, Class 1	8,636,330	14,940,130	323,441,515	135,512,871	73,844,567	17,443,092	34,233,710	436,786,621
SA Legg Mason BW Large Cap Value Portfolio, Class 1	1,691,061	47,910,232	—	237,595,730	9,693,389	(1,537,489)	(26,939,817)	199,425,035
Capital Growth Portfolio, Class 1	172,238	379,394	—	121,013,677	7,388,950	195,219	5,043,794	118,863,740
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,868,362	27,868,399	298,440,523	34,991,631	31,073,582	3,965,455	14,581,781	320,905,808
Fundamental Growth Portfolio, Class 1	—	2,150,652	66,743,486	2,333,514	47,250,512	(7,580,552)	10,887,276	25,133,212
Blue Chip Growth Portfolio	2,287,479	11,655,970	355,103,078	29,548,205	52,374,156	5,257,837	42,564,599	380,099,563
Real Estate Portfolio, Class 1	1,934,260	4,116,860	60,061,670	28,478,644	8,042,174	164,225	168,491	80,830,856
Small Company Value Portfolio, Class 1	1,199,761	18,329,384	162,155,804	21,503,058	60,028,263	12,245,726	22,655,782	158,532,107
Mid-Cap Growth Portfolio, Class 1	—	10,935,399	89,951,733	12,151,077	13,449,595	3,743,463	641,843	93,038,521
Aggressive Growth Portfolio, Class 1	—	—	69,345,714	851,521	55,424,640	11,649,629	(1,058,726)	25,363,498
Growth Opportunities Portfolio, Class 1	—	7,534,023	82,523,424	8,749,701	5,449,595	27,674	9,269,942	95,121,146
International Diversified Equities Portfolio, Class 1	3,472,171	—	200,328,067	76,005,685	16,537,874	(1,248,606)	8,979,402	267,526,674
International Growth and Income Portfolio, Class 1	—	—	9,164,671	—	9,749,802	(595,713)	1,180,844	—

403

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2017
Global Equities Portfolio, Class 1	$4,800,773	$—	$337,035,284	$9,509,467	$71,493,939	$19,332,366	$25,439,626	$319,822,804
Emerging Markets Portfolio, Class 1	2,685,147	—	209,135,291	15,361,008	143,235,042	(23,620,739)	66,834,903	124,475,421
Foreign Value Portfolio, Class 1	5,662,839	5,601,240	392,524,953	16,272,586	152,609,859	(8,859,025)	37,363,263	284,691,918
Seasons Series Trust
Stock Portfolio, Class 1	—	32,569,084	355,709,925	37,378,450	85,365,597	23,821,608	(1,295,277)	330,249,109
Large Cap Growth Portfolio, Class 1	756,325	5,347,039	131,762,100	42,125,042	26,687,565	1,287,981	11,886,869	160,374,427
Large Cap Value Portfolio, Class 1	6,417,185	12,515,982	340,340,563	23,795,877	37,598,380	11,643,007	46,980,178	385,161,245
Mid Cap Growth Portfolio, Class 1	—	4,621,629	79,160,218	5,823,665	5,214,592	1,135,126	9,820,280	90,724,697
Mid Cap Value Portfolio, Class 1	1,964,737	3,389,282	155,437,030	7,648,618	9,580,322	(358,415)	35,044,742	188,191,653
Small Cap Portfolio, Class 1	231,245	1,631,164	87,556,536	10,143,810	6,138,624	1,371,183	23,810,856	116,743,761
International Equity Portfolio, Class 1	5,878,199	—	277,250,533	48,742,423	33,686,360	4,318,251	21,211,756	317,836,603
Diversified Fixed Income Portfolio, Class 1	7,584,862	4,974,430	649,340,297	52,669,034	58,147,164	(1,814,039)	6,333,595	648,381,723
Real Return Portfolio, Class 1	—	—	105,065,568	31,436,898	20,437,479	(544,203)	4,020,623	119,541,407
SA Columbia Focused Growth Portfolio, Class 1	—	10,665,525	125,760,205	25,334,396	77,380,574	(14,572,076)	19,724,493	78,866,444
SA Columbia Focused Value Portfolio, Class 1	2,541,894	18,482,908	171,726,672	23,511,462	11,379,256	3,865,540	24,372,001	212,096,419
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	7,983,119	3,848,357	356,280,174	242,337,524	41,486,144	(1,458,108)	(14,359,849)	541,313,597
Growth and Income Portfolio, Class 1	1,444,803	8,369,518	181,455,981	12,272,958	23,369,196	8,263,450	11,487,189	190,110,382
Growth Portfolio, Class 1	1,928,422	13,002,004	329,907,338	19,177,078	195,580,620	18,966,189	18,343,118	190,813,103
Capital Appreciation Portfolio, Class 1	—	24,507,389	237,311,664	53,846,392	126,739,904	(9,440,686)	26,413,351	181,390,817
Natural Resources Portfolio, Class 1	—	—	43,013,486	453,826	51,346,404	(16,582,319)	24,461,411	—

	$128,552,040	$305,885,211	$8,692,441,758	$1,896,783,391	$2,165,335,349	$65,693,446	$724,361,227	$9,213,944,473

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2017
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$—	$53,014,304	$1,516,257	$(796)	$27,760	$51,525,011
Corporate Bond Portfolio, Class 1	8,848,629	—	200,791,530	10,923,030	33,250,327	(1,655,973)	10,795,225	187,603,485
Global Bond Portfolio, Class 1	434,888	—	100,304,204	46,664,078	58,602,997	(1,687,837)	1,015,232	87,692,680

404

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2017
High-Yield Bond Portfolio, Class 1	$2,352,278	$—	$89,347,402	$3,189,556	$65,488,091	$(6,573,464)	$16,148,886	$36,624,289
SA JPMorgan MFS Core Bond Portfolio, Class 1	5,798,677	—	280,332,597	26,903,907	39,498,766	281,551	1,382,824	269,402,113
Equity Index Portfolio, Class 1	7,238,594	4,981,710	486,452,476	35,787,553	66,645,704	16,706,781	63,313,901	535,615,007
Growth-Income Portfolio, Class 1	5,922,095	10,244,730	288,135,177	19,278,426	47,875,491	8,349,708	32,539,845	300,427,665
Equity Opportunities Portfolio, Class 1	1,938,809	7,950,097	184,617,623	59,555,296	16,267,576	4,842,018	25,770,666	258,518,027
SA Legg Mason BW Large Cap Value Portfolio, Class 1	2,272,069	64,371,036	255,864,851	68,582,883	43,972,244	(6,796,293)	(5,860,330)	267,818,867
“Dogs” of Wall Street Portfolio, Class 1	3,418,437	7,897,170	152,993,985	12,871,408	33,937,745	6,119,865	12,794,273	150,841,786
SA AB Growth Portfolio, Class 1	313,738	19,359,203	140,914,976	21,228,741	9,937,746	2,524,308	(2,725,578)	152,004,701
Capital Growth Portfolio, Class 1	179,177	394,678	85,249,578	8,611,056	6,625,163	350,718	10,955,966	98,542,155
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,672,562	25,966,053	291,812,495	31,750,217	32,875,492	4,107,881	14,781,805	309,576,906
Real Estate Portfolio, Class 1	1,156,241	2,460,930	103,851,171	4,462,383	72,007,915	1,781,724	5,166,510	43,253,873
Small Company Value Portfolio, Class 1	350,255	5,351,025	70,248,679	6,219,880	38,312,582	(5,224,212)	17,405,670	50,337,435
Mid-Cap Growth Portfolio, Class 1	—	6,419,435	92,788,054	7,264,646	56,607,914	(4,288,796)	10,258,525	49,414,515
SA Janus Focused Growth Portfolio, Class 1	—	9,700,575	100,152,485	10,737,775	11,625,163	(1,210,360)	2,191,317	100,246,054
Growth Opportunities Portfolio, Class 1	—	36,895	5,305,652	36,894	5,300,000	(959,800)	1,398,016	480,762
Small & Mid Cap Value Portfolio, Class 1	412,553	5,157,984	90,222,745	6,607,737	16,625,164	(4,100,792)	29,284,448	105,388,974
International Growth and Income Portfolio, Class 1	2,757,942	—	136,692,588	12,313,743	9,937,746	93,190	10,319,176	149,480,951
Global Equities Portfolio, Class 1	2,053,651	—	137,548,297	3,609,452	9,937,745	2,168,328	16,890,723	150,279,055
Foreign Value Portfolio, Class 1	4,846,418	4,793,701	220,532,767	37,233,119	23,562,909	165,181	21,604,074	255,972,232
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	446,525	3,156,825	96,188,634	4,640,550	6,625,164	370,039	9,134,182	103,708,241
Large Cap Value Portfolio, Class 1	6,470,085	12,619,159	372,891,859	23,238,045	56,500,655	9,970,402	53,127,841	402,727,492
Mid Cap Growth Portfolio, Class 1	—	2,564,977	44,365,297	3,083,576	3,312,581	435,197	5,667,586	50,239,075
Mid Cap Value Portfolio, Class 1	527,406	909,805	54,914,191	1,955,811	18,312,581	(2,792,802)	14,540,944	50,305,563
Small Cap Portfolio, Class 1	297,258	2,096,809	112,296,781	22,929,702	20,823,744	1,895,922	32,998,797	149,297,458
International Equities Portfolio, Class 1	3,765,134	—	168,939,814	43,645,979	26,431,657	126,852	16,686,877	202,967,865
Diversified Fixed Income Portfolio, Class 1	1,201,354	787,893	100,355,132	3,026,448	6,625,164	(156,077)	854,845	97,455,184

405

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2017
Real Return Portfolio, Class 1	$—	$—	$53,438,376	$25,518,600	$8,832,290	$(744,552)	$2,506,560	$71,886,694
SA Columbia Focused Value Portfolio, Class 1	1,517,660	11,035,383	94,116,773	37,767,929	23,645,865	4,894,139	13,176,455	126,309,431
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	2,086,745	1,005,940	139,018,061	14,648,485	9,937,744	(37,115)	(2,813,734)	140,877,953

	$69,279,180	$209,262,013	$4,750,684,250	$667,301,209	$881,458,182	$28,954,935	$441,339,287	$5,006,821,499

†	Includes reinvestments of distributions paid.

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2017
American International Group, Inc. - Common Stocks	$109,344	$—	$5,183,847	$342,861	$1,120,761	$364,099	$267,360	$5,037,406

At January 31, 2017, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Seasons Series Trust Allocation Balanced Portfolio	Seasons Series Trust Allocation Growth Portfolio	Seasons Series Trust Allocation Moderate Growth Portfolio	Seasons Series Trust Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Ultra Short Bond	2.50%	49.31%	0.04%	1.78%	0.17%	1.79%	1.81%	32.80%	9.80%
Corporate Bond	3.05	60.04	0.14	—	—	—	—	25.31	11.46
Global Bond	4.04	66.36	0.20	—	—	—	—	11.48	17.92
High-Yield	2.07	50.32	0.07	4.10	1.23	7.92	5.25	21.57	7.47
SA JPMorgan MFS Core Bond	2.76	51.08	0.11	—	—	—	—	32.18	13.87
Balanced	6.24	93.49	0.27	—	—	—	—	—	—
SA MFS Total Return	2.44	97.47	0.09	—	—	—	—	—	—
SunAmerica Dynamic Allocation	7.61	92.00	0.39	—	—	—	—	—	—
SunAmerica Dynamic Strategy	9.00	90.39	0.61	—	—	—	—	—	—
SA BlackRock VCP Global Multi Asset	9.11	88.26	2.63	—	—	—	—	—	—
SA Schroders VCP Global Allocation	8.98	89.41	1.61	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	9.32	89.16	1.52	—	—	—	—	—	—
VCP Total Return BalancedSM	9.02	89.55	1.43	—	—	—	—	—	—
VCPSM Value	10.22	88.90	0.88	—	—	—	—	—	—
Telecom Utility	5.10	94.81	0.09	—	—	—	—	—	—
Equity Index	—	0.94	—	—	—	—	—	67.73	31.33
Growth-Income	1.54	33.61	0.10	—	—	—	—	38.36	26.39
Equity Opportunities	1.35	34.02	0.22	—	—	—	—	—	64.41
SA Legg Mason BW Large Cap Value	2.35	66.14	0.05	—	—	—	—	13.43	18.03
“Dogs” of Wall Street	2.39	54.76	0.38	—	—	—	—	—	42.47
SA AB Growth	3.10	66.60	0.05	—	—	—	—	—	30.25
Capital Growth	1.06	21.40	0.16	—	—	—	—	42.31	35.07
SA MFS Massachusetts	1.80	40.45	0.09	—	—	—	—	29.35	28.31
Fundamental Growth	3.78	78.71	—	—	—	—	—	17.51	—
Blue Chip Growth	1.36	24.66	0.11	—	—	—	—	73.87	—
Real Estate	3.34	60.70	0.02	0.60	0.65	2.84	1.15	20.00	10.70
Small Company Value	3.15	49.31	0.06	—	—	—	—	36.04	11.44
Mid-Cap Growth	2.66	56.56	0.02	—	—	—	—	26.62	14.14
Aggressive Growth	4.06	68.69	0.09	—	—	—	—	27.16	—
Growth Opportunities	3.29	63.19	0.01	—	—	—	—	33.34	0.17
SA Janus Focused Growth	2.35	58.55	0.11	—	—	—	—	—	38.99

406

	Holder
Portfolio	USL	AGL	VALIC	Seasons Series Trust Allocation Balanced Portfolio	Seasons Series Trust Allocation Growth Portfolio	Seasons Series Trust Allocation Moderate Growth Portfolio	Seasons Series Trust Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Technology	5.13%	94.74%	0.13%	—%	—%	—%	—%	—%	—%
Small & Mid Cap Value	3.89	79.21	0.06	—	—	—	—	—	16.84
International Growth and Income	2.78	53.31	0.03	—	—	—	—	—	43.88
Global Equities	0.59	15.08	—	—	—	—	—	57.37	26.96
International Diversified Equities	1.96	40.28	0.12	—	—	—	—	57.64	—
Emerging Markets	2.63	54.31	0.06	0.46	0.63	2.15	0.98	38.78	—
Foreign Value	2.20	48.69	0.04	—	—	—	—	25.84	23.23

Note 10.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios.

The High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA JPMorgan MFS Core Bond, the Balanced, and SA MFS Total Return Bond Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Securities in the utilities sector are subject to many risks, including increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

The Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

407

Note 11.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Corporate Bond	9	$3,165	$7,395,608	1.70%
SA JPMorgan MFS Core Bond	18	1,414	1,578,644	1.76%
SA MFS Total Return	1	11	190,542	2.02%
VCP Total Return BalancedSM	4	3,610	18,908,021	1.74%
Growth-Income	2	158	1,543,056	1.81%
SA Legg Mason BW Large Cap Value	7	3,065	8,432,677	1.78%
“Dogs” of Wall Street	6	49	173,869	1.69%
SA MFS Massachusetts Investors Trust	3	451	3,072,555	1.75%
Blue Chip Growth	1	100	2,035,106	1.77%
Real Estate	10	834	1,754,067	1.71%
Technology	21	181	177,674	1.80%
Small & Mid Cap Value	5	795	3,388,455	1.69%
Global Equities	26	9,895	7,606,187	1.85%
Emerging Markets	40	23,676	12,187,851	1.74%

At January 31, 2017, there were no borrowings outstanding.

Note 12.   Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2017, none of the Portfolios participated in this program.

Note 13.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2017, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Corporate Bond	$—	$3,328,297	$(41,725)
SA JPMorgan MFS Core Bond	942,775	—	—
SA MFS Total Return	196,575	212,054	(21,151)
T. Rowe Price VCP Balanced	14,882	—	—
VCP Total Return BalancedSM	2,837,754	544,368	(23,720)
VCPSM Value	4,295,329	—	—
Telecom Utility	181,482	8,716	(2,190)
Equity Opportunities	707,225	3,835,952	360,694
SA MFS Massachusetts Investors Trust	1,079,751	3,213,689	1,021,219
Blue Chip Growth	2,548,053	2,109,193	(326,962)

408

Note 14.  Subsequent Event

On October 5, 2016, the Board approved a change in the name of the Equity Index Portfolio to “SA Large Cap Index Portfolio” effective, February 6, 2017.

409

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Ultra Short Bond Portfolio# — Class 1
01/31/13	$10.64	$(0.03)	$0.00	$(0.03)		$—	$—	$—	$10.61	(0.28)%	$87,619	0.51	%(1)	(0.25	)%(1)	—%
01/31/14	10.61	(0.03)	(0.00)	(0.03)		—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	126

Ultra Short Bond Portfolio# — Class 2
01/31/13	10.59	(0.04)	0.00	(0.04)		—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	126

Ultra Short Bond Portfolio# — Class 3
01/31/13	10.55	(0.05)	0.00	(0.05)		—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	126

Corporate Bond Portfolio — Class 1
01/31/13	13.61	0.73	0.46	1.19		(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37		(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14
01/31/15	13.49	0.59	0.27	0.86		(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55		4.31		12
01/31/16	13.81	0.57	(1.02)	(0.45)		(0.53)	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54		4.27		18
01/31/17	12.79	0.58	0.66	1.24		(0.64)	—	(0.64)	13.39	9.67	720,862	0.54		4.23		22

Corporate Bond Portfolio — Class 2
01/31/13	13.59	0.72	0.45	1.17		(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35		(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
01/31/15	13.47	0.58	0.26	0.84		(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12
01/31/16	13.79	0.56	(1.02)	(0.46)		(0.51)	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69		4.12		18
01/31/17	12.78	0.55	0.67	1.22		(0.62)	—	(0.62)	13.38	9.50	23,588	0.69		4.06		22

Corporate Bond Portfolio — Class 3
01/31/13	13.55	0.70	0.44	1.14		(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34		(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
01/31/15	13.41	0.56	0.26	0.82		(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12
01/31/16	13.72	0.54	(1.02)	(0.48)		(0.49)	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79		4.02		18
01/31/17	12.71	0.53	0.67	1.20		(0.60)	—	(0.60)	13.31	9.45	886,503	0.79		3.96		22

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13	1/14	1/15	1/16	1/17	1/13	1/14	1/15	1/16	1/17
Ultra Short Bond Class 1	0.52%	0.51%	0.50%	0.53%	0.51%	(0.26)%	(0.33)%	(0.33)%	(0.27)%	0.40%
Ultra Short Bond Class 2	0.67	0.66	0.65	0.67	0.67	(0.41)	(0.48)	(0.48)	(0.42)	0.11
Ultra Short Bond Class 3	0.77	0.76	0.75	0.78	0.77	(0.51)	(0.58)	(0.58)	(0.51)	0.01

(2)	Includes the effect of a merger (See Note 2).

See Notes to Financial Statements

410

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

Global Bond Portfolio — Class 1
01/31/13	$12.67	$0.18	$(0.04)	$0.14	$(0.73)	$(0.48)	$(1.21)	$11.60	0.81	%(1)	$86,830	0.72%	1.49%	226%
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)		140,303	0.71	1.37	222
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)		189,565	0.70	1.25	69
01/31/16	11.03	0.11	(0.25)	(0.14)	—	(0.05)	(0.05)	10.84	(1.28)		224,593	0.69	0.99	99
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	(0.03)	10.92	1.03		178,675	0.68	0.71	115

Global Bond Portfolio — Class 2
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72	(1)	12,503	0.87	1.34	226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)		10,753	0.86	1.19	222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)		8,839	0.85	1.12	69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	(0.05)	(0.05)	10.74	(1.48)		7,169	0.84	0.85	99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	(0.01)	10.82	0.87		6,249	0.83	0.57	115

Global Bond Portfolio — Class 3
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60	(1)	247,406	0.97	1.24	226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)		275,388	0.96	1.10	222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)		274,670	0.95	1.01	69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	(0.05)	(0.05)	10.65	(1.49)		262,904	0.94	0.75	99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	(0.01)	10.72	0.73		298,933	0.93	0.46	115

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

411

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/13	$5.52	$0.40	$0.44	$0.84	$(0.38)	$—	$(0.38)	$5.98	15.49%	$121,315	0.69%		7.03%		108%
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83	222,289	0.66		6.29		85
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99	288,427	0.65		5.82		71
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	(0.31)	5.11	(6.69)	307,191	0.64		6.13		78
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	(0.39)	5.85	22.47	294,382	0.64		6.67		108

High-Yield Bond Portfolio — Class 2
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32	18,353	0.84		6.89		108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66	16,144	0.82		6.18		85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81	12,841	0.80		5.68		71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	(0.30)	5.10	(6.89)	10,267	0.79		5.97		78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	(0.38)	5.85	22.51	10,121	0.79		6.51		108

High-Yield Bond Portfolio — Class 3
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13	201,405	0.94		6.78		108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43	197,270	0.92		6.07		85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73	190,077	0.90		5.57		71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	(0.30)	5.08	(6.82)	191,653	0.89		5.88		78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	(0.37)	5.81	22.08	184,479	0.88		6.42		108

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98	240,184	0.65		1.67		163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)	548,331	0.65		1.43		227
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43	852,919	0.64	(1)	1.56	(1)	305
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54	(1)	1.76	(1)	65
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	(0.17)	8.85	2.52	965,033	0.53	(1)	2.13	(1)	33

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86	24,233	0.80		1.59		163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)	18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37	15,129	0.79	(1)	1.49	(1)	305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	(1)	1.57	(1)	65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	(0.16)	8.81	2.21	9,526	0.68	(1)	1.98	(1)	33

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84	948,294	0.90		1.48		163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)	1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23	1,004,578	0.89	(1)	1.36	(1)	305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	(1)	1.49	(1)	65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	(0.15)	8.76	2.16	958,280	0.78	(1)	1.88	(1)	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/15	1/16	1/17	1/15	1/16	1/17
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	0.63%	1.56%	1.67%	2.03%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	0.78	1.49	1.48	1.88
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	0.88	1.36	1.40	1.78

See Notes to Financial Statements

412

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Balanced Portfolio — Class 1
01/31/13	$15.02	$0.28	$1.47	$1.75	$(0.22)	$—	$(0.22)	$16.55	11.71%	$83,106	0.81%	1.79%	105%
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78	1.47	106
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73	1.71	68
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73	1.46	82
01/31/17	18.21	0.27	1.95	2.22	(0.32)	(0.85)	(1.17)	19.26	12.49	79,458	0.73	1.40	99
Balanced Portfolio — Class 2
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96	1.64	105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93	1.32	106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88	1.57	68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88	1.32	82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	(0.85)	(1.14)	19.22	12.34	10,792	0.88	1.25	99
Balanced Portfolio — Class 3
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06	1.52	105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03	1.21	106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98	1.47	68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98	1.21	82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	(0.85)	(1.13)	19.16	12.23	138,697	0.98	1.14	99

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

413

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average netassets(1)	Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/13	$14.89	$0.36	$1.43	$1.79	$(0.44)	$—	$(0.44)	$16.24	12.13%	$259,727	0.71%	2.29%	23%
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70	2.00	44
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69	2.21	31
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	(0.48)	18.35	(1.31)	197,724	0.69	2.05	38
01/31/17	18.35	0.41	1.89	2.30	(0.46)	(1.16)	(1.62)	19.03	12.74	193,053	0.70	2.15	32
SA MFS Total Return Portfolio — Class 2
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86	2.14	23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85	1.85	44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84	2.06	31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	(0.45)	18.35	(1.44)	31,255	0.84	1.90	38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	(1.16)	(1.58)	19.03	12.54	29,714	0.85	2.00	32
SA MFS Total Return Portfolio — Class 3
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96	2.04	23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95	1.75	44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94	1.95	31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	(0.43)	18.31	(1.54)	296,540	0.94	1.80	38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	(1.16)	(1.57)	18.99	12.47	311,860	0.95	1.90	32

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

414

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%

SunAmerica Dynamic Allocation Portfolio — Class 3
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32	2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07	5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20

SunAmerica Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22	289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22	2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
	1/13		1/14	1/15	1/16	1/17		1/13		1/14	1/15	1/16	1/17
SunAmerica Dynamic Allocation Class 1	—%		—%	—%	—%	0.22	%†	—%		—%	—%	—%	3.15	%†
SunAmerica Dynamic Allocation Class 3	0.53		—	—	—	0.47		1.42		—	—	—	1.00
SunAmerica Dynamic Strategy Class 1	—		—	—	—	0.23	†	—		—	—	—	2.31	†
SunAmerica Dynamic Strategy Class 3	0.62	†	0.52	—	—	0.48		1.88	†	1.13	—	—	0.98

See Notes to Financial Statements

415

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	10.85	0.03	0.19	0.22	—	(0.16)	(0.16)	10.91	1.97	102	0.90	†	0.82	†	110

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	10.15	1.50	12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	(0.16)	(0.16)	10.90	8.95	407,509	1.15		0.46		110

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	(0.04)	10.92	2.65	103	0.90	†	0.82	†	45

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 1/31/2016	10.00	0.00	0.08	0.08	—	—	—	10.08	0.80	13,572	1.15	†	(0.09	)†	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	(0.04)	10.91	8.62	686,255	1.15		0.67		45

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income ( Loss)
	1/31/16		1/31/17		1/31/16		1/31/17
SA BlackRock VCP Global Multi Asset Class 1	—%		0.98	%†	—%		0.14	%†
SA BlackRock VCP Global Multi Asset Class 3	12.00	†	1.28		(10.99	)†	0.00
SA Schroders VCP Global Allocation Class 1	—		0.94	†	—		0.78	†
SA Schroders VCP Global Allocation Class 3	12.10	†	1.24		11.68	†	0.37
SA T. Rowe Price VCP Balanced Class 1	—		0.92	†	—		0.80	†
SA T. Rowe Price VCP Balanced Class 3	15.65	†	1.27		(14.58	)†	0.55

See Notes to Financial Statements

416

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

VCP Total Return BalancedSM Portfolio — Class 1
09/26/16#- 01/31/17	$11.08	$0.00	$0.21	$0.21	$—	$—	$—	$11.29	1.90%	$102	0.91	%†	0.06	%†	150%

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#-01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89	73,541	1.16	†(1)	(0.62	)†(1)	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16	(1)	(0.49	)(1)	55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150

VCPSM Value Portfolio — Class 1
09/26/16#- 01/31/17	11.70	0.06	0.79	0.85	—	—	—	12.55	7.26	107	0.86	†(2)	1.31	†(2)	179

VCPSM Value Portfolio — Class 3
05/01/13#-01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89 (3)	76,672	1.23	†(1)	0.54	†(1)	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(1)(2)	0.89	(1)(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
	1/14†	1/15		1/16		1/17		1/14†		1/15		1/16		1/17
VCP Total Return BalancedSM Class 3	1.63%	1.22%		1.16%		1.15%		(1.09)%		(0.54)%		(0.42)%		(0.11)%
VCPSM Value Class 3	1.71	1.27	(2)	1.20	(2)	1.16	(2)	0.06	†	0.86	(2)	0.76	(2)	1.17	(2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17
VCPSM Value Class 1	—%	—%	0.00%
VCPSM Value Class 3	0.00	0.00	0.00
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

417

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/13	$11.13	$0.33	$1.57	$1.90	$(0.42)	$—	$(0.42)	$12.61	17.25%	$22,331	1.16	%(2)	2.78	%(2)	52%
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25	22,341	1.08	(2)	2.76	(2)	45
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41	22,214	0.95	(2)	2.59	(2)	43
01/31/16	15.37	0.29	(1.89)	(1.60)	(0.74)	—	(0.74)	13.03	(10.75)	16,326	1.00	(2)	1.94	(2)	44
01/31/17	13.03	0.31	1.39	1.70	(0.42)	(0.29)	(0.71)	14.02	12.94	15,966	0.97	(2)	2.19	(2)	39

Telecom Utility Portfolio — Class 2
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08	2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06	2,418	1.23	(2)	2.63	(2)	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28	2,481	1.10	(2)	2.44	(2)	43
01/31/16	15.39	0.27	(1.90)	(1.63)	(0.71)	—	(0.71)	13.05	(10.90)	1,856	1.15	(2)	1.79	(2)	44
01/31/17	13.05	0.29	1.38	1.67	(0.39)	(0.29)	(0.68)	14.04	12.74	1,704	1.12	(2)	2.05	(2)	39

Telecom Utility Portfolio — Class 3
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93	24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97	26,653	1.32	(2)	2.49	(2)	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10	30,289	1.20	(2)	2.28	(2)	43
01/31/16	15.32	0.25	(1.88)	(1.63)	(0.70)	—	(0.70)	12.99	(10.97)	25,185	1.25	(2)	1.69	(2)	44
01/31/17	12.99	0.27	1.38	1.65	(0.38)	(0.29)	(0.67)	13.97	12.61	27,076	1.22	(2)	1.94	(2)	39

Equity Index Portfolio — Class 1
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68 (3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72	715,800	0.47	(1)	1.46	(1)	58
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44	(1)	1.50	(1)	38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38	(1)	1.68	(1)	23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33	(1)	1.81	(1)	7

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13	1/14	1/15	1/16	1/17	1/13	1/14	1/15	1/16	1/17
Equity Index Class 1	0.58%	0.45%	0.45%	0.44%	0.44%	1.67%	1.48%	1.54%	1.62%	1.70%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Telecom Utility Class 1	0.00%	0.01%	0.01%	0.01%	0.01%
Telecom Utility Class 2	0.00	0.01	0.01	0.01	0.01
Telecom Utility Class 3	0.00	0.01	0.01	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

418

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/13	$21.79	$0.63	$2.89	$3.52	$(0.41)	$(0.21)	$(0.62)	$24.69	16.31%	$263,339	0.69	%(1)	2.74	%(1)	34%
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08	472,564	0.64	(1)	2.08	(1)	28
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94	727,505	0.60	(1)	2.20	(1)	20
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58	(1)	2.19	(1)	23
01/31/17	28.68	0.68	5.16	5.84	(0.62)	(1.07)	(1.69)	32.83	20.77	898,336	0.57	(1)	2.19	(1)	26

Growth-Income Portfolio — Class 2
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13	11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89	12,292	0.79	(1)	1.98	(1)	28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78	11,573	0.75	(1)	2.06	(1)	20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73	(1)	2.06	(1)	23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	(1.07)	(1.64)	32.79	20.61	10,771	0.72	(1)	2.05	(1)	26

Growth-Income Portfolio — Class 3
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01	107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78	164,406	0.89	(1)	1.85	(1)	28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65	201,697	0.85	(1)	1.96	(1)	20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83	(1)	1.95	(1)	23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	(1.07)	(1.61)	32.67	20.51	228,252	0.82	(1)	1.95	(1)	26

Equity Opportunities Portfolio — Class 1
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87 (2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33	110,533	0.86		0.69		61
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74	170,420	0.82		0.81		54
01/31/16	18.55	0.20	0.03	0.23	(0.12)	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52
01/31/17	17.80	0.23	3.16	3.39	(0.15)	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32

Equity Opportunities Portfolio — Class 2
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69 (2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13	6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32

Equity Opportunities Portfolio — Class 3
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55 (2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07	61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

419

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/13	$22.91	$0.33	$2.83	$3.16	$(0.19)	$(1.41)	$(1.60)	$24.47	14.31%	$539,107	0.78	%(1)	1.41	%(1)	13%
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28
01/31/16	26.57	0.26	(0.41)	(0.15)	(0.14)	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(1)(2)	0.98	(1)(2)	126
01/31/17	21.87	0.40	4.05	4.45	(0.22)	(6.26)	(6.48)	19.84	23.05	899,493	0.70	(1)(2)	1.89	(1)(2)	51

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28
01/31/16	26.55	0.22	(0.40)	(0.18)	(0.10)	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(1)(2)	0.82	(1)(2)	126
01/31/17	21.86	0.38	4.04	4.42	(0.18)	(6.26)	(6.44)	19.84	22.87	51,509	0.85	(1)(2)	1.78	(1)(2)	51

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28
01/31/16	26.46	0.19	(0.39)	(0.20)	(0.07)	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(1)(2)	0.72	(1)(2)	126
01/31/17	21.78	0.36	4.01	4.37	(0.15)	(6.26)	(6.41)	19.74	22.74	531,460	0.95	(1)(2)	1.67	(1)(2)	51

“Dogs” of Wall Street Portfolio — Class 1
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66		2.42		46
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	(0.91)	(1.17)	12.12	2.38	183,901	0.64		2.43		68
01/31/17	12.12	0.34	2.23	2.57	(0.31)	(0.72)	(1.03)	13.66	21.56	186,426	0.64		2.51		61

“Dogs” of Wall Street Portfolio — Class 2
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61

“Dogs” of Wall Street Portfolio — Class 3
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	01/16(1)	1/17(1)	01/16(1)	1/17(1)
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.75%	0.96%	1.84%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.91	0.80	1.73
SA Legg Mason BW Large Cap Value Class 3	1.01	1.00	0.70	1.62

See Notes to Financial Statements

420

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/13	$24.25	$0.08	$3.00	$3.08	$(0.13)	$—	$(0.13)	$27.20	12.71%	$221,469	0.69%	0.29%	92%
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67	0.04	63
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66	0.20	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65	0.21	65
01/31/17	37.97	0.04	5.15	5.19	(0.09)	(5.33)	(5.42)	37.74	14.06	362,019	0.66	0.10	54

SA AB Growth Portfolio — Class 2
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84	0.15	92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81	0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	0.07	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	(5.33)	(5.35)	37.58	13.89	19,507	0.81	(0.05)	54

SA AB Growth Portfolio — Class 3
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94	0.04	92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91	(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(0.03)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91	(0.15)	54

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
SA AB Growth Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.01	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

421

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/13	$8.95	$0.07	$1.04	$1.11	$(0.04)	$—	$(0.04)	$10.02	12.43%	$7,435	1.00%		0.71%		30%
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
01/31/16	13.03	0.05	0.20	0.25	(0.01)	(0.57)	(0.58)	12.70	1.75	91,155	0.81	(2)	0.39	(2)	51
01/31/17	12.70	0.07	1.67	1.74	(0.03)	(0.06)	(0.09)	14.35	13.65	223,489	0.78	(2)	0.52	(2)	68

Capital Growth Portfolio — Class 2
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58		30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
01/31/16	12.86	0.04	0.20	0.24	—	(0.57)	(0.57)	12.53	1.70	1,653	0.96	(2)	0.27	(2)	51
01/31/17	12.53	0.05	1.63	1.68	(0.00)	(0.06)	(0.06)	14.15	13.42	1,715	0.94	(2)	0.39	(2)	68

Capital Growth Portfolio — Class 3
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48		30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
01/31/16	12.76	0.02	0.20	0.22	—	(0.57)	(0.57)	12.41	1.55	44,729	1.06	(2)	0.17	(2)	51
01/31/17	12.41	0.04	1.62	1.66	—	(0.06)	(0.06)	14.01	13.36	54,394	1.04	(2)	0.29	(2)	68

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13	1/14	1/15(2)	1/16(2)	1/17(2)	1/13	1/14	1/15(2)	1/16(2)	1/17(2)
Capital Growth Class 1	1.06%	1.07%	0.99%	0.95%	0.91%	0.65%	0.14%	0.08%	0.25%	0.39%
Capital Growth Class 2	1.20	1.22	1.17	1.11	1.07	0.52	(0.00)	(0.01)	0.13	0.26
Capital Growth Class 3	1.31	1.32	1.27	1.21	1.17	0.42	(0.11)	(0.11)	0.03	0.16

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17
Capital Growth Class 1	0.01%	0.01%	0.01%
Capital Growth Class 2	0.00	0.01	0.01
Capital Growth Class 3	0.00	0.01	0.01

See Notes to Financial Statements

422

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/13	$14.30	$0.16	$2.64	$2.80	$(0.12)	$—	$(0.12)	$16.98	19.62%	$169,991	0.76%	1.05%	32%
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74	0.90	22
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72	0.92	18
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71	0.83	23
01/31/17	19.74	0.18	3.00	3.18	(0.19)	(1.87)	(2.06)	20.86	16.74	685,288	0.70	0.88	18

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92	0.95	32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89	0.81	22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87	0.79	18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86	0.68	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	(1.87)	(2.02)	20.87	16.56	9,120	0.85	0.74	18

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02	0.84	32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99	0.70	22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97	0.68	18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96	0.58	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	(1.87)	(2.01)	20.77	16.44	397,306	0.95	0.63	18

Fundamental Growth Portfolio — Class 1
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93	0.13	110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89	(0.14)	105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88	(0.22)	85
01/31/16	26.27	(0.06)	(0.77)	(0.83)	—	(4.73)	(4.73)	20.71	(3.60)	114,064	0.88	(0.23)	131
01/31/17	20.71	0.04	2.58	2.62	—	(1.94)	(1.94)	21.39	12.92	71,385	0.91	0.17	69

Fundamental Growth Portfolio — Class 2
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08	(0.06)	110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04	(0.24)	105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04	(0.37)	85
01/31/16	25.90	(0.09)	(0.77)	(0.86)	—	(4.73)	(4.73)	20.31	(3.78)	2,455	1.03	(0.38)	131
01/31/17	20.31	0.01	2.53	2.54	—	(1.94)	(1.94)	20.91	12.77	2,378	1.06	0.02	69

Fundamental Growth Portfolio — Class 3
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18	(0.15)	110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14	(0.34)	105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14	(0.47)	85
01/31/16	25.62	(0.11)	(0.76)	(0.87)	—	(4.73)	(4.73)	20.02	(3.86)	64,213	1.13	(0.47)	131
01/31/17	20.02	(0.01)	2.48	2.47	—	(1.94)	(1.94)	20.55	12.60	66,981	1.16	(0.08)	69

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.01	0.01	0.01	0.01	0.01
Fundamental Growth Class 2	0.01	0.01	0.01	0.01	0.01
Fundamental Growth Class 3	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

423

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/13	$7.34	$0.03	$0.67	$0.70	$—	$—	$—	$8.04	9.54%	$9,520	0.85	%(1)(2)	0.38	%(1)(2)	322%
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85	(1)	0.34	(1)	255
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	(0.18)	(0.22)	9.71	(0.18)	364,443	0.72		0.64		48
01/31/17	9.71	0.08	1.60	1.68	(0.06)	(0.33)	(0.39)	11.00	17.51	389,551	0.71	(2)	0.73	(2)	59

Blue Chip Growth Portfolio — Class 2
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(1)(2)	0.24	(1)(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	(0.18)	(0.21)	9.67	(0.33)	3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	(0.33)	(0.38)	10.96	17.38	3,294	0.86	(2)	0.59	(2)	59

Blue Chip Growth Portfolio — Class 3
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(1)(2)	0.15	(1)(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	(0.18)	(0.20)	9.62	(0.40)	102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	(0.33)	(0.37)	10.90	17.29	120,537	0.96	(2)	0.48	(2)	59

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/13(2)	1/14	1/13(2)	1/14
Blue Chip Growth Class 1	0.84%	0.82%	0.39%	0.37%
Blue Chip Growth Class 2	0.99	0.97	0.25	0.22
Blue Chip Growth Class 3	1.09	1.07	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Blue Chip Growth Class 1	0.01%	—%	—%	—%	0.00%
Blue Chip Growth Class 2	0.01	—	—	—	0.00
Blue Chip Growth Class 3	0.01	—	—	—	0.00

See Notes to Financial Statements

424

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/13	$13.35	$0.19	$1.59	$1.78	$(0.16)	$—	$(0.16)	$14.97	13.37%	$83,507	0.82%		1.33%		43%
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)	115,103	0.81		1.73		136
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77

Real Estate Portfolio — Class 2
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77

Real Estate Portfolio — Class 3
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77

Small Company Value Portfolio — Class 1
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41
01/31/17	20.23	0.12	7.18	7.30	(0.17)	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27

Small Company Value Portfolio — Class 3
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17
Real Estate Class 1	0.00%	0.01%	0.00%
Real Estate Class 2	0.00	0.01	0.00
Real Estate Class 3	0.00	0.01	0.00

See Notes to Financial Statements

425

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Mid-Cap Growth Portfolio — Class 1
01/31/13	$11.56	$0.02	$1.60	$1.62	$—	$—	$—	$13.18	14.01%	$67,175	0.85%	0.20%	73%
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83	(0.11)	78
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81	(0.31)	53
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80	(0.29)	58
01/31/17	15.14	(0.01)	2.59	2.58	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81	(0.08)	43

Mid-Cap Growth Portfolio — Class 2
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01	0.06	73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98	(0.24)	78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96	(0.45)	53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95	(0.43)	58
01/31/17	14.77	(0.04)	2.54	2.50	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96	(0.24)	43

Mid-Cap Growth Portfolio — Class 3
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11	(0.04)	73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08	(0.34)	78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06	(0.55)	53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05	(0.53)	58
01/31/17	14.55	(0.05)	2.50	2.45	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06	(0.35)	43

Aggressive Growth Portfolio — Class 1
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90	(0.28)	97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85	(0.43)	89
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81	(0.37)	80
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	14.52	(9.08)	105,081	0.80	(0.45)	89
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	17.89	23.21	63,155	0.83	(0.25)	75

Aggressive Growth Portfolio — Class 2
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05	(0.46)	97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00	(0.58)	89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96	(0.54)	80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	14.33	(9.19)	2,918	0.95	(0.60)	89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	17.62	22.96	2,970	0.98	(0.43)	75

Aggressive Growth Portfolio — Class 3
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15	(0.55)	97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10	(0.68)	89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06	(0.63)	80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	14.17	(9.28)	24,872	1.04	(0.69)	89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	17.41	22.87	26,485	1.08	(0.53)	75

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Mid-Cap Growth Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
Mid-Cap Growth Class 2	0.01	0.01	0.00	0.00	0.00
Mid-Cap Growth Class 3	0.01	0.01	0.00	0.00	0.00
Aggressive Growth Class 1	0.01	0.01	0.01	0.01	0.02
Aggressive Growth Class 2	0.01	0.01	0.01	0.01	0.02
Aggressive Growth Class 3	0.01	0.01	0.01	0.01	0.02

See Notes to Financial Statements

426

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/13	$7.48	$(0.02)	$1.19	$1.17	$—	$(0.25)	$(0.25)	$8.40	15.94%	$36,817	0.83%	(0.26)%	92%
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80	(0.41)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79	(0.44)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(0.44)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(0.31)	57

Growth Opportunities Portfolio — Class 2
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98	(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96	(0.55)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94	(0.58)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(0.58)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(0.46)	57

Growth Opportunities Portfolio — Class 3
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08	(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06	(0.65)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04	(0.68)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(0.68)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(0.56)	57

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Growth Opportunities Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
Growth Opportunities Class 2	0.01	0.01	0.01	0.01	0.01
Growth Opportunities Class 3	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

427

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio# — Class 1
01/31/13	$9.54	$0.05	$0.89	$0.94	$(0.03)	$(0.31)	$(0.34)	$10.14	10.00%	$26,451	0.94%		0.50%		92%
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92		0.03		92
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89		(0.02)		64
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90		(0.24)		70
01/31/17	11.74	(0.00)	1.26	1.26	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126

SA Janus Focused Growth Portfolio# — Class 2
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10		0.33		92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)		92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)		64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126

SA Janus Focused Growth Portfolio# — Class 3
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20		0.24		92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)		92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)		64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/17(1)	1/17(1)
SA Janus Focused Growth Portfolio Class 1	0.90%	(0.10)%
SA Janus Focused Growth Portfolio Class 2	1.05	(0.25)
SA Janus Focused Growth Portfolio Class 3	1.15	(0.35)

See Notes to Financial Statements

428

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Technology Portfolio Class 1
01/31/13	$3.00	$(0.01)	$0.06	$0.05	$—	$—	$—	$3.05	1.67%		$10,089	1.18%	(0.43)%	96%
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33		10,209	1.16	(0.43)	88
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12	(0.40)	88
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	4.63	1.76		10,516	1.08	(0.20)	59
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	6.34	36.93	(3)(4)	12,239	1.06	(0.22)	56

Technology Portfolio Class 2
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35		2,967	1.33	(0.58)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31	(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27	(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	4.54	1.57		3,258	1.23	(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	6.20	36.56	(3)(4)	3,975	1.21	(0.37)	56

Technology Portfolio Class 3
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37		22,373	1.43	(0.69)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41	(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38	(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	4.48	1.59		36,051	1.33	(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	6.12	36.61	(3)(4)	43,656	1.31	(0.47)	56

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13(2)	1/14(2)	1/15(2)	1/16(2)	1/17(2)	1/13(2)	1/14(2)	1/15(2)	1/16(2)	1/17(2)
Technology Class 1	1.28%	1.26%	1.22%	1.18%	1.16%	(0.53)%	(0.53)%	(0.50)%	(0.30)%	(0.32)%
Technology Class 2	1.43	1.41	1.37	1.33	1.31	(0.68)	(0.68)	(0.64)	(0.45)	(0.47)
Technology Class 3	1.53	1.51	1.48	1.43	1.41	(0.79)	(0.79)	(0.75)	(0.55)	(0.57)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Technology Class 1	0.02%	0.02%	0.03%	0.03%	0.02%
Technology Class 2	0.02	0.02	0.03	0.03	0.02
Technology Class 3	0.02	0.02	0.03	0.03	0.02
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(4) See	Note 5

See Notes to Financial Statements

429

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/31/13	$17.12	$0.09	$2.86	$2.95	$(0.07)	$(1.29)	$(1.36)	$18.71	18.41%	$2,589	0.97%	0.51%	50%
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96	0.59	51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95	0.53	45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95	0.37	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	(0.87)	(0.94)	19.05	35.85	105,585	0.95	0.36	57

Small & Mid Cap Value Portfolio Class 2
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13	0.41	50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11	0.42	51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10	0.42	45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10	0.22	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	(0.87)	(0.91)	19.03	35.67	14,727	1.10	0.21	57

Small & Mid Cap Value Portfolio Class 3
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23	0.32	50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21	0.32	51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20	0.32	45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20	0.12	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	(0.87)	(0.89)	18.90	35.57	501,178	1.20	0.11	57

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Small & Mid-Cap Value Class 1	0.02%	0.02%	0.02%	0.01%	0.01%
Small & Mid-Cap Value Class 2	0.02	0.02	0.02	0.01	0.01
Small & Mid-Cap Value Class 3	0.02	0.02	0.02	0.01	0.01

See Notes to Financial Statements

430

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

International Growth and Income Portfolio — Class 1
01/31/13	$8.09	$0.19	$1.29	$1.48	$(0.20)	$—	$(0.20)	$9.37	18.59%	$99,058	1.00	%(2)	2.21	%(2)	44%
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,655	0.96	(2)	1.68	(2)	46
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	(2)	2.97	(2)	53
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	(0.26)	8.72	(5.91)	192,684	0.94	(2)	1.78	(2)	31
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	(0.17)	9.36	9.34	193,538	0.94	(2)	2.12	(2)	24

International Growth and Income Portfolio — Class 2
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(2)	2.20	(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(2)	1.77	(2)	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	(2)	3.22	(2)	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	(0.24)	8.75	(6.07)	5,928	1.08	(2)	1.70	(2)	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	(0.15)	9.41	9.34	5,764	1.09	(2)	1.98	(2)	24

International Growth and Income Portfolio — Class 3
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(2)	2.07	(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(2)	1.73	(2)	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	(2)	3.10	(2)	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	(0.23)	8.73	(6.18)	142,252	1.18	(2)	1.59	(2)	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	(0.14)	9.38	9.14	141,664	1.19	(2)	1.87	(2)	24

Global Equities Portfolio — Class 1
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01		1.18		78
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86		1.03		107
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79		1.81		85
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76		1.39		60
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92

Global Equities Portfolio — Class 2
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17		1.24		78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02		1.07		107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94		1.79		85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92

Global Equities Portfolio — Class 3
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26		1.11		78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12		0.93		107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04		1.66		85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00
Global Equities Class 1	0.00	0.00	0.00	0.00	0.00
Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
Global Equities Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)
International Growth and Income Class 1	1.05%	1.01%	0.98%	0.99%	0.99%	2.16%	1.63%	2.92%	1.73%	2.07%
International Growth and Income Class 2	1.20	1.16	1.13	1.13	1.14	2.15	1.72	3.17	1.65	1.93
International Growth and Income Class 3	1.30	1.27	1.23	1.23	1.24	2.02	1.68	3.05	1.54	1.82

See Notes to Financial Statements

431

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/13	$7.94	$0.15	$1.17	$1.32	$(0.08)	$—	$(0.08)	$9.18	16.79%	$56,475	1.01%		1.86%		27%
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(1)	2.31	(1)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	(0.20)	8.77	(5.81)	240,105	0.90	(1)	1.30	(1)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	(0.12)	9.07	4.73	303,787	0.89	(1)	1.80	(1)	33

International Diversified Equities Portfolio Class 2
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(1)	2.20	(1)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	(0.18)	8.73	(5.91)	12,593	1.06	(1)	1.68	(1)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	(0.10)	9.03	4.55	10,917	1.04	(1)	1.87	(1)	33

International Diversified Equities Portfolio Class 3
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(1)	2.07	(1)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	(0.17)	8.71	(6.01)	145,583	1.16	(1)	1.55	(1)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	(0.09)	9.01	4.47	148,419	1.14	(1)	1.69	(1)	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17
International Diversified Equities Portfolio Class 1	0.00%	0.01%	0.00%
International Diversified Equities Portfolio Class 2	0.00	0.01	0.00
International Diversified Equities Portfolio Class 3	0.00	0.01	0.00

See Notes to Financial Statements

432

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/13	$7.75	$0.07	$0.47	$0.54	$(0.04)	$—	$(0.04)	$8.25	7.07%	$101,973	1.28%	0.96%	178%
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19	1.65	51
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12	1.92	54
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	(0.12)	5.77	(19.68)	237,213	1.13	1.79	59
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	(0.14)	7.11	25.63	169,400	1.15	1.88	67

Emerging Markets Portfolio Class 2
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	0.93	178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	1.53	51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27	1.78	54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	(0.11)	5.74	(19.70)	3,553	1.28	1.56	59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	(0.12)	7.08	25.42	3,676	1.30	1.46	67

Emerging Markets Portfolio Class 3
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	0.75	178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	1.43	51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37	1.70	54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	(0.11)	5.69	(19.91)	129,174	1.38	1.47	59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	(0.11)	7.02	25.36	146,034	1.40	1.33	67

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Emerging Markets Class 1	0.04%	0.00%	0.00%	0.00%	0.00%
Emerging Markets Class 2	0.04	0.00	0.00	0.00	0.00
Emerging Markets Class 3	0.04	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)
Emerging Markets Class 1	1.29%	1.29%	1.20%	1.22%	1.24%	0.95%	1.56%	1.83%	1.70%	1.79%
Emerging Markets Class 2	1.44	1.44	1.35	1.37	1.40	0.93	1.44	1.69	1.48	1.36
Emerging Markets Class 3	1.54	1.54	1.45	1.47	1.50	0.75	1.33	1.61	1.39	1.23

See Notes to Financial Statements

433

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Foreign Value Portfolio Class 1
01/31/13	$12.66	$0.20	$2.13	$2.33	$(0.25)	$—	$(0.25)	$14.74	18.65%	$70,386	0.88%	1.61%	16%
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87	1.28	17
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83	2.20	8
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	(0.35)	13.65	(11.01)	613,167	0.83	1.73	18
01/31/17	13.65	0.36	1.45	1.81	(0.28)	(0.28)	(0.56)	14.90	13.53	540,797	0.83	2.54	19

Foreign Value Portfolio Class 2
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04	2.53	16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	1.60	17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98	2.79	8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	(0.32)	13.64	(11.13)	14,146	0.98	1.69	18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	(0.28)	(0.53)	14.89	13.31	13,310	0.98	2.25	19

Foreign Value Portfolio Class 3
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14	2.37	16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	1.49	17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08	2.59	8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	(0.30)	13.60	(11.29)	506,615	1.08	1.56	18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	(0.28)	(0.52)	14.85	13.26	545,963	1.08	2.09	19

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17
Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00
Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

434

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of a Portfolio in SunAmerica Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Ultra Short Bond Portfolio (formerly Cash Management Portfolio), Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, SA JPMorgan MFS Core Bond Portfolio, Balanced Portfolio, SA MFS Total Return Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Total Return BalancedSM Portfolio, VCPSM Value Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, SA Legg Mason BW Large Cap Value Portfolio, “Dogs” of Wall Street Portfolio, SA AB Growth Portfolio, Capital Growth Portfolio, SA MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, SA Janus Focused Growth Portfolio (formerly SA Marsico Focused Growth Portfolio), Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, Foreign Value Portfolio, SA BlackRock VCP Global Multi Asset Portfolio, SA T. Rowe Price VCP Balanced Portfolio, and SA Schroders VCP Global Allocation Portfolio (thirty-eight of the portfolios of SunAmerica Series Trust, the “Trust”) at January 31, 2017, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2017 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

March 31, 2017

435

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2017 (unaudited)

At a meeting held on October 5, 2016, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AB”), Brandywine Global Investment Management, LLC (“Brandywine”), Columbia Management Advisers, LLC (“Columbia”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“Morgan Stanley”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Templeton Investment Counsel, LLC (“Templeton”), The Boston Company Asset Management, LLC (“TBCAM”) and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

436

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2017 (unaudited) — (continued)

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Groups/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the

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January 31, 2017 (unaudited) — (continued)

Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three-, five- and ten-year periods ended June 30, 2016 from Broadridge and performance information as of June 30, 2016 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	Aggressive Growth Portfolio (subadvised by Wells Capital). The Board considered that actual management fees and actual total expenses were below the medians of its Expense Group.

The Board further noted that the Portfolio outperformed its benchmark index for the five-year period but was below that index for the one-, three- and ten-year periods. The Board considered that the Portfolio performed above the medians of its Performance Group for the one- and five-year periods but below the medians for the three- and ten-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board concluded that performance was satisfactory.

•	Balanced Portfolio (subadvised by JP Morgan). The Board considered that actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board concluded that performance was satisfactory.

•

Blue Chip Growth Portfolio (subadvised by MFS).    The Board considered that actual management fees and total expenses were below the medians of its Expense Group. The Board considered that the voluntary expense limitations of 0.85%, 1.00% and 1.10% for Class 1, Class 2, and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio performed below its benchmark index for the one-, five- and ten-year periods but performed above that index for the three-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board took into account management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as subadviser in October 2013, and concluded that performance was satisfactory in light of all the factors considered.

•

Capital Growth Portfolio (subadvised by TBCAM).    The Board noted that actual management fees and total expenses were at or below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.16% of its investment advisory fee.

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January 31, 2017 (unaudited) — (continued)

The Board noted that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took into account management’s discussion of the Portfolio’s performance, including the fact that TBCAM had taken over as subadviser in May 2014, and concluded that performance was satisfactory in light of all the factors considered.

•

Corporate Bond Portfolio (subadvised by Federated).    The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio underperformed its benchmark index for the one-year period but outperformed that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period but above the medians for the three-, five- and ten-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

“Dogs” of Wall Street Portfolio (advised by SAAMCo).    The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods. The Board concluded that performance was satisfactory.

•

Dynamic Allocation Portfolio (advised/subadvised by SAAMCo and AB).    The Board noted that actual management fees were above the median of its Expense Group. The Board also noted that total expenses were below the median of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio underperformed its benchmark index for the one- and three-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period but above that median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•

Dynamic Strategy Portfolio (advised/subadvised by SAAMCo and AB).    The Board noted that actual management fees were above the median of its Expense Group. The Board also noted that total expenses were below the median of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio underperformed its benchmark index for the one- and three-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•

Emerging Markets Portfolio (subadvised by JP Morgan).    The Board considered that actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 1.00% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Portfolio’s performance, including that JP Morgan had taken over as subadviser in January 2013, and concluded that performance was being addressed.

•

Equity Index Portfolio (advised by SAAMCo).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees, and noted that SAAMCo has contractually agreed to waive 0.11% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.55% for Class 1 Shares would continue for another year.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board also considered management’s discussion of the Portfolio’s relative performance, as well as its investment goal and the narrower performance range from medians, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Equity Opportunities Portfolio (subadvised by OppenheimerFunds).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

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January 31, 2017 (unaudited) — (continued)

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board concluded that the Portfolio’s performance was satisfactory.

•	Foreign Value Portfolio (subadvised by Templeton). The Board considered that actual management fees and total expenses were below the medians its Expense Group.

The Board considered that the Portfolio performed below the median of its Performance Group for the one-year period but at or above the medians for the three-, five- and ten-year periods. The Board took into account management’s discussion of performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Fundamental Growth Portfolio (subadvised by Wells Capital).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed under its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion regarding performance and concluded that performance was being addressed.

•	Global Bond Portfolio (subadvised by GSAM). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and below that index for the ten-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	Global Equities Portfolio (subadvised by JP Morgan). The Board noted that actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed at the medians of its Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	Growth-Income Portfolio (subadvised by JP Morgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board concluded that the Portfolio’s performance was satisfactory.

•	Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio underperformed its benchmark index for the one- and three-year periods and outperformed that index for the five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, five- and ten-year periods and at the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance and concluded that performance was being addressed.

•	High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees and total expenses were below the median of its Expense Group.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and ten-year periods but above that index for the five-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and five-year periods but below the medians for the three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

International Diversified Equities Portfolio (subadvised by Morgan Stanley).    The Board noted that actual management fees were above the median of its Expense Group. The Board also noted that total expenses were below the median of its Expense Group. The Board took into account management’s discussion of the Portfolio’s fees.

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January 31, 2017 (unaudited) — (continued)

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed at the medians of its Performance Group for the one-, three- and ten-year periods, and below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at Morgan Stanley had taken over as subadviser in October 2014. The Board concluded that performance was being addressed.

•

International Growth and Income Portfolio (subadvised by Putnam).    The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo and Putnam each agreed to waive 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed at the medians of its Performance Group for the one-, three- and five-year periods, and below the median for the ten-year period. The Board concluded that performance was satisfactory in light of all the factors considered.

•

Janus Focused Growth Portfolio (subadvised by Janus Capital Management, LLC (“Janus”)).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board noted that SAAMCo has added a contractual management fee cap of 0.75%, which brings contractual management fees and total expenses to median.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Portfolio’s performance, including that Janus took over as the new subadviser effective June 30, 2016, and concluded that performance was being addressed.

•

SA JP Morgan MFS Core Bond Portfolio (subadvised by JP Morgan and MFS).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo has contractually agreed to waive 0.10% of its investment advisory fee.

The Board considered that the Portfolio had performed above its benchmark index and the median of its Performance Group for the one-year period. The Board also considered that the Portfolio had experienced past underperformance for various periods and that JP Morgan and MFS took over management of the Portfolio in early 2015, when the Portfolio’s name was changed. The Board took account of management’s discussion of the Portfolio’s performance and concluded that performance was being addressed.

•

SA Legg Mason BW Large Cap Value Portfolio (subadvised by Brandywine).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo has contractually agreed to waive 0.05% of its investment advisory fee.

The Board considered that the Portfolio had performed near the median of its Performance Universe for the one-year period, below the medians for the three- and five-year periods, and above the median for the ten-year period. The Board took into account management’s discussion of the Portfolio’s performance, including that Brandywine became the new subadviser to the Portfolio in September 2015, and concluded that performance was being addressed.

•	SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and above that index for the ten-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one- and five-year periods but above the medians for the three- and ten-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was being addressed.

•

SA MFS Total Return Portfolio (subadvised by MFS).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board concluded that performance was satisfactory.

•

Mid-Cap Growth Portfolio (subadvised by JP Morgan).    The Board considered that actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

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January 31, 2017 (unaudited) — (continued)

The Board considered that the Portfolio performed under its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods but above the median for the ten-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all factors considered.

•

Real Estate Portfolio (subadvised by FIAM).    The Board noted that actual management fees were above the median of its Expense Group and total expenses were below the median of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed above its benchmark index for the one-year, three-year and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three- and five-year periods. The Board took into account management’s discussion that FIAM had taken over as subadviser in October 2013, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Small Company Value Portfolio (subadvised by Franklin).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board concluded that performance was satisfactory.

•

Small & Mid Cap Value Portfolio (subadvised by AB).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board considered management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all of the factors considered.

•

Technology Portfolio (subadvised by Columbia).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo has been voluntarily waiving 0.10% of its advisory fee.

The Board noted that the Portfolio performed under its benchmark index for the one- and ten-year periods but above that index for the three- and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and ten-year periods and above the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all of the factors considered.

•

Telecom Utility Portfolio (subadvised by MFS).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses. The Board also considered the small size of the Portfolio relative to its peers.

The Board considered that the Portfolio performed under its benchmark index for the one-, three- and five-year periods but above that index for the ten-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board concluded performance was satisfactory in light of all factors considered.

•

Ultra Short Bond Portfolio (subadvised by Dimensional Fund Advisors LP (“DFA”)).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed under its benchmark index and the medians of its Performance Group for all periods. The Board noted that in May 2016 the Portfolio was converted to an ultra short bond fund and DFA became the new subadviser. The Board determined that performance prior to May 2016 does not reflect the Portfolio’s current strategy. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was being addressed.

•

VCP Total Return BalancedSM Portfolio (subadvised by PIMCO).    The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

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January 31, 2017 (unaudited) — (continued)

The Board considered that the Portfolio performed under its benchmark index for the one- and three-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below that median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all of the factors considered.

•

VCPSM Value Portfolio (subadvised by Invesco).    The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.98% and 1.23% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-year period and at the median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all of the factors considered.

The Board noted that the SA T. Rowe Price VCP Balanced Portfolio, the SA BlackRock VCP Global Multi Asset Portfolio and the SA Schroders VCP Global Allocation Portfolio had each commenced operations in January 2016 and, without a full year of performance information, were therefore not included in the Broadridge report. The Board noted that it would conduct a full review of those Portfolios during its next annual evaluation of the Adviser and the Subadvisers.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, since shares are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact a Life Company’s ability to hedge and hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative

443

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2017 (unaudited) — (continued)

services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

444

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 72	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	63	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 77	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present).	63	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 68	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	63	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray Age: 72	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	63	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002 - Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004 - Present); Director Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (2010 – Present).

Allan L. Sher Age: 85	Trustee	1997 – Present	Retired Brokerage Executive (1992 – Present).	63	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 68	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc (2009-2010).	63	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance) (2000-2016).
Interested Trustee

Peter A. Harbeck(2) Age: 63	Trustee	2014 – Present	President, CEO and Director, SAAMCo (1995 – Present); Director, AIG Capital Services, Inc. (“ACS”) (1993 – Present).	141	None.

445

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 48	President	2007 – Present	Chief Financial Officer and Director, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Kathleen D. Fuentes Age: 47	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present).	N/A	N/A

Gregory N. Bressler Age: 50	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present).	N/A	N/A

Gregory R. Kingston Age: 51	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014 – Present).	N/A	N/A

Shawn Parry Age: 44	Vice President and Assistant Treasurer	2005 – Present	Assistant Vice President, SAAMCo (2005 – 2014); Vice President, SAAMCo (2014 – Present).	N/A	N/A

Donna McManus Age: 56	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 45	Acting Chief Compliance Officer; Anti-Money Laundering Compliance Officer	2006 – Present	Active Chief Compliance Officer (2016 to Present); Chief Compliance Officer, SAAMCo (2007 – Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (43 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Speciality Series (8 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President and CEO and Director of SAAMCo, and Director of ACS.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

446

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2017.

During the year ended January 31, 2017, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
Ultra Short Bond Portfolio Class 1	$—	$—	$—	$—	—%
Ultra Short Bond Portfolio Class 2	—	—	—	—	—
Ultra Short Bond Portfolio Class 3	—	—	—	—	—
Corporate Bond Portfolio Class 1	0.64	0.64	—	—	0.02
Corporate Bond Portfolio Class 2	0.62	0.62	—	—	0.02
Corporate Bond Portfolio Class 3	0.60	0.60	—	—	0.02
Global Bond Portfolio Class 1	0.03	0.03	—	—	—
Global Bond Portfolio Class 2	0.01	0.01	—	—	—
Global Bond Portfolio Class 3	0.01	0.01	—	—	—
High-Yield Bond Portfolio Class 1	0.39	0.39	—	—	0.45
High-Yield Bond Portfolio Class 2	0.38	0.38	—	—	0.45
High-Yield Bond Portfolio Class 3	0.37	0.37	—	—	0.45
SA JPMorgan MFS Core Bond Portfolio Class 1	0.17	0.17	—	—	—
SA JPMorgan MFS Core Bond Portfolio Class 2 .	0.16	0.16	—	—	—
SA JPMorgan MFS Core Bond Portfolio Class 3 .	0.15	0.15	—	—	—
Balanced Portfolio Class 1	1.17	0.32	—	0.85	63.99
Balanced Portfolio Class 2	1.14	0.29	—	0.85	63.99
Balanced Portfolio Class 3	1.13	0.28	—	0.85	63.99
SA MFS Total Return Portfolio Class 1	1.62	0.46	—	1.16	60.59
SA MFS Total Return Portfolio Class 2	1.58	0.42	—	1.16	60.59
SA MFS Total Return Portfolio Class 3	1.57	0.41	—	1.16	60.59
SunAmerica Dynamic Allocation Portfolio Class 1	—	—	—	—	27.77
SunAmerica Dynamic Allocation Portfolio Class 3	0.18	0.18	—	—	27.77
SunAmerica Dynamic Strategy Portfolio Class 1	—	—	—	—	42.45
SunAmerica Dynamic Strategy Portfolio Class 3 .	0.17	0.17	—	—	42.45
SA BlackRock VCP Global Multi Asset Portfolio Class 1	0.10	0.01	0.09	0.00	13.30
SA BlackRock VCP Global Multi Asset Portfolio Class 3	0.10	0.01	0.09	0.00	13.30
SA Schroders VCP Global Allocation Portfolio Class 1	0.16	—	0.09	0.07	6.90
SA Schroders VCP Global Allocation Portfolio Class 3	0.16	—	0.09	0.07	6.90
SA T. Rowe Price VCP Balanced Portfolio Class 1	0.04	0.04	—	—	28.36
SA T. Rowe Price VCP Balanced Portfolio Class 3	0.04	0.04	—	—	28.36
VCP Total Return BalancedSM Portfolio Class 1	—	—	—	—	—
VCP Total Return BalancedSM Portfolio Class 3	—	—	—	—	—
VCPSM Value Portfolio Class 1	—	—	—	—	84.04
VCPSM Value Portfolio Class 3	0.07	0.07	—	0.00	84.04
Telecom Utility Portfolio Class 1	0.71	0.42	—	0.29	61.56
Telecom Utility Portfolio Class 2	0.68	0.39	—	0.29	61.56

447

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
Telecom Utility Portfolio Class 3	$0.67	$0.38	$—	$0.29	61.56%
Equity Index Portfolio Class 1	0.42	0.25	0.01	0.16	100.00
Growth-Income Portfolio Class 1	1.69	0.62	—	1.07	100.00
Growth-Income Portfolio Class 2	1.64	0.57	—	1.07	100.00
Growth-Income Portfolio Class 3	1.61	0.54	—	1.07	100.00
Equity Opportunities Portfolio Class 1	0.78	0.15	0.03	0.60	100.00
Equity Opportunities Portfolio Class 2	0.75	0.12	0.03	0.60	100.00
Equity Opportunities Portfolio Class 3	0.74	0.11	0.03	0.60	100.00
SA Legg Mason BW Large Cap Value Portfolio Class 1	6.48	0.22	—	6.26	100.00
SA Legg Mason BW Large Cap Value Portfolio Class 2	6.44	0.18	—	6.26	100.00
SA Legg Mason BW Large Cap Value Portfolio Class 3	6.41	0.15	—	6.26	100.00
“Dogs” of Wall Street Portfolio Class 1	1.03	0.31	0.07	0.65	100.00
“Dogs” of Wall Street Portfolio Class 2	1.01	0.29	0.07	0.65	100.00
“Dogs” of Wall Street Portfolio Class 3	1.00	0.28	0.07	0.65	100.00
SA AB Growth Portfolio Class 1	5.42	0.09	0.30	5.03	98.05
SA AB Growth Portfolio Class 2	5.35	0.02	0.30	5.03	98.05
SA AB Growth Portfolio Class 3	5.33	—	0.30	5.03	98.05
Capital Growth Portfolio Class 1	0.09	0.03	—	0.06	100.00
Capital Growth Portfolio Class 2	0.06	0.00	—	0.06	100.00
Capital Growth Portfolio Class 3	0.06	—	—	0.06	100.00
SA MFS Massachusetts Investors Trust Portfolio Class	2.06	0.19	0.05	1.82	100.00
SA MFS Massachusetts Investors Trust Portfolio Class	2.02	0.15	0.05	1.82	100.00
SA MFS Massachusetts Investors Trust Portfolio Class	2.01	0.14	0.05	1.82	100.00
Fundamental Growth Portfolio Class 1	1.94	—	—	1.94	—
Fundamental Growth Portfolio Class 2	1.94	—	—	1.94	—
Fundamental Growth Portfolio Class 3	1.94	—	—	1.94	—
Blue Chip Growth Portfolio Class 1	0.39	0.06	0.02	0.31	100.00
Blue Chip Growth Portfolio Class 2	0.38	0.05	0.02	0.31	100.00
Blue Chip Growth Portfolio Class 3	0.37	0.04	0.02	0.31	100.00
Real Estate Portfolio Class 1	1.16	0.37	—	0.79	0.18
Real Estate Portfolio Class 2	1.14	0.35	—	0.79	0.18
Real Estate Portfolio Class 3	1.12	0.33	—	0.79	0.18
Small Company Value Portfolio Class 1	2.77	0.17	—	2.60	100.00
Small Company Value Portfolio Class 3	2.71	0.11	—	2.60	100.00
Mid-Cap Growth Portfolio Class 1	2.03	—	—	2.03	—
Mid-Cap Growth Portfolio Class 2	2.03	—	—	2.03	—
Mid-Cap Growth Portfolio Class 3	2.03	—	—	2.03	—
Aggressive Growth Portfolio Class 1	—	—	—	—	—
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	0.66	—	0.01	0.65	100.00
Growth Opportunities Portfolio Class 2	0.66	—	0.01	0.65	100.00
Growth Opportunities Portfolio Class 3	0.66	—	0.01	0.65	100.00

448

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
SA Janus Focused Growth Portfolio Class 1	$1.16	$—	$—	$1.16	—%
SA Janus Focused Growth Portfolio Class 2	1.16	—	—	1.16	—
SA Janus Focused Growth Portfolio Class 3	1.16	—	—	1.16	—
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 1	0.94	0.07	0.03	0.84	100.00
Small & Mid Cap Value Portfolio Class 2	0.91	0.04	0.03	0.84	100.00
Small & Mid Cap Value Portfolio Class 3	0.89	0.02	0.03	0.84	100.00
International Growth and Income Portfolio Class 1	0.17	0.17	—	—	3.15
International Growth and Income Portfolio Class 2	0.15	0.15	—	—	3.15
International Growth and Income Portfolio Class 3	0.14	0.14	—	—	3.15
Global Equities Portfolio Class 1	0.26	0.26	—	—	66.57
Global Equities Portfolio Class 2	0.23	0.23	—	—	66.57
Global Equities Portfolio Class 3	0.21	0.21	—	—	66.57
International Diversified Equities Portfolio Class 1	0.12	0.12	—	—	—
International Diversified Equities Portfolio Class 2	0.10	0.10	—	—	—
International Diversified Equities Portfolio Class 3	0.09	0.09	—	—	—
Emerging Markets Portfolio Class 1	0.14	0.14	—	—	0.29
Emerging Markets Portfolio Class 2	0.12	0.12	—	—	0.29
Emerging Markets Portfolio Class 3	0.11	0.11	—	—	0.29
Foreign Value Portfolio Class 1	0.56	0.28	0.20	0.08	—
Foreign Value Portfolio Class 2	0.53	0.25	0.20	0.08	—
Foreign Value Portfolio Class 3	0.52	0.24	0.20	0.08	—

The International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2017 were $807,645, $752,659, $838,101 and $2,683,126 respectively. The foreign source income information reporting is $11,157,417, $12,967,472, $11,645,981 and $40,320,048 respectively.

449

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2017.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

450

Dimensional Fund Advisers L.P.

Ultra Short Bond Portfolio@ — Class 1

Ultra Short Bond Portfolio@
Average Annual Total Returns as of 01/31/17
	Class 1*	Class 2*	Class 3*
1-year	0.00%	-0.10%	-0.19%
5-year	-0.19%	-0.34%	-0.44%
10-year	0.37%	0.22%	0.13%
Since Inception	2.30%	0.86%	0.68%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

Effective May 1, 2016, the Portfolio added its benchmark index, the BofA Merrill Lynch 6-Month U.S. Treasury Bill Index. The BofA Merrill Lynch 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund. As a result, prior to May 1, 2016, the Portfolio did not have a benchmark index.

(Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Ultra Short Bond Portfolio — Class 1 shares posted a return of 0.00% for the 12-month period ended January 31, 2017, compared to a 0.66% return for the BofA Merrill Lynch 6-Month U.S. Treasury Bill Index.

Effective May 1, 2016, Dimensional Fund Advisors LP served as the subadviser to the Portfolio, the name changed from the Cash Management Portfolio to the “Ultra Short Bond Portfolio,” and certain changes to the Portfolio’s principal investment strategy and techniques were implemented. From April 15, 2016 through April 30, 2016, SAAMCo was solely responsible for making the day-to-day invest decisions for the Portfolio. Prior to April 15, 2016 BofA Advisors, LLC served as subadviser.

From February 1, 2016 through April 30, 2016, the Portfolio operated as a money market fund. The Portfolio maintained a relatively short weighted average maturity as much of the focus in the U.S. money market during the period centered on further interest rate increases by the Federal Reserve. During this period, the three-month London Interbank Offered Rate, or LIBOR, rose from 0.61 basis points to 0.64 basis points.

Subsequent to the conversion, from May 1, 2016 to January 31, 2017, the Portfolio trailed its benchmark, the BofA Merrill Lynch 6-Month U.S. Treasury Bill Index. Throughout the 9-month period, the U.S. Treasury yield curve remained upwardly sloped, indicating positive anticipated term premiums. As such, the Portfolio was positioned towards the longer end of its eligible average maturity range. However, term premiums were negative during the 9-month period as longer-dated securities underperformed their shorter-dated counterparts due to an increase in interest rates.

During the course of the 9-month period, the Portfolio maintained an allocation to shorter- and longer-dated securities relative to the BofA Merrill Lynch 6-month U.S. Treasury Bill Index. In general, the Portfolio’s allocation to shorter-dated securities contributed to relative performance while its allocation to longer-dated securities slightly detracted from relative performance. Relative to the U.S. Treasury-only benchmark, the Portfolio’s allocation to high quality corporate bonds and floating-rate notes contributed positively to relative performance.

@	See Note 1

451

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	9.67%	9.50%	9.45%
5-year	4.78%	4.62%	4.52%
10-year	6.86%	6.70%	6.60%
Since Inception	6.37%	6.63%	6.60%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Bloomberg Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Bloomberg Barclays U.S. Credit Index and 25% the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Corporate Bond Portfolio — Class 1 shares posted a return of 9.67% for the 12-month period ended January 31, 2017, compared to a 5.43% return for the Bloomberg Barclays U.S. Credit Index, a 20.77% return for the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a 9.10% return by the blended benchmark (75% Bloomberg Barclays U.S. Credit Index/25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index).

Performance benefitted from having an overweight allocation to the high yield asset class. Additional positive contribution was achieved via the down-in-quality positioning within the investment grade asset class. Individual security selection was a significant negative contributor, with positive selection in the investment grade asset class more than offset by negative selection in the high yield asset class. This negative security selection only partially offset the positive contribution from sector allocation, as noted above. Positive contributors included positions in Kinder Morgan Inc., Canadian Natural Resources, Chesapeake Energy, and Syniverse Holdings. Negative contributors included positions in First Energy, Community Health, Tenet Healthcare, and Masco. An additional negative contributor to performance included the overweight allocation to the intermediate (5-7 years) part of the curve, which underperformed during the period.

452

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	1.03%	0.87%	0.73%
5-year	-0.49%	-0.64%	-0.74%
10-year	3.62%	3.46%	3.36%
Since Inception	4.93%	3.62%	3.43%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond (unhedged) Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Global Bond Portfolio — Class 1 shares posted a return of 1.03% for the 12-month period ended January 31, 2017, compared to a 0.97% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio’s cross-sector strategy (sector selection) was the biggest contributor towards positive excess returns. This was driven mainly by the Portfolio’s overweight to collateralized loan obligations and asset-backed securities.

In aggregate, the bottom-up strategies contributed positively to performance. The Portfolio’s government/swap selection strategy performed well thanks to the Portfolio’s overweight exposure to Japanese and U.S. inflation linked securities. Within other selection strategies, corporate selection performed positively. This was driven by the Portfolio’s credit synthetics versus cash position. However this was modestly offset by exposure to the high yield industrial sector.

The Portfolio’s country strategy was another positive contributor towards positive excess performance mainly from the Portfolio’s relative value trades, such as an overweight positioning in European rates versus underweight Japanese rates and overweight Canadian rates versus underweight U.S. rates. The Portfolio’s active currency strategy detracted from excess returns. This was driven significantly by the Portfolio’s overweight to the Mexico peso versus the U.S. dollar.

The Portfolio’s duration strategy also underperformed over the overall period due primarily to being underweight U.S. rates in the first half of 2016. The Portfolio’s overall underweight positioning in the U.S. curve particularly detracted in June 2016 as the 10 year U.S. Treasury yield fell over the month.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge out undesired risks. For the period, currency forwards and credit default swaps negatively impacted performance, while interest rate futures and interest rate swaps contributed positively.

453

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	22.47%	22.51%	22.08%
5-year	7.32%	7.18%	7.02%
10-year	5.48%	5.32%	5.21%
Since Inception	6.43%	7.10%	8.86%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The High-Yield Bond Portfolio — Class 1 shares posted a return of 22.47% for the 12-month period ended January 31, 2017, compared to a 20.98% return for the BofA Merrill Lynch U.S. High Yield Master II Index.

High yield bond spreads rallied sharply during the reporting period. Average index spreads, as measured by the Option-Adjusted Spread on the Bloomberg Barclays U.S. High Yield Bond Index, rallied 346 basis points to end the period at 388. Treasury rates moved higher during the period as 5- and 10-year yields increased 57 and 52 basis points respectively. However, spread compression easily absorbed the move higher in rates and the asset class provided attractive total returns for the fund as well as the asset class overall.

Sector selection detracted from performance during the period. Most of the impact was due to holding cash in the Portfolio for liquidity purposes amid a market that was rallying sharply. Outside of that impact, underweight allocations to commodity-related oil field services, metals and mining and independent exploration and production names detracted while underweight allocations to pharmaceutical, banking and health care names contributed. Security selection contributed during the period and served as the primary driver of outperformance. Contributions from strong security selection were widespread throughout the Portfolio, however, most notable were credits owned in the wireless, finance companies, gaming and independent exploration and production space.

454

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	2.52%	2.21%	2.16%
5-year	2.03%	1.87%	1.79%
10-year	4.63%	4.47%	4.36%
Since Inception	6.48%	5.95%	6.88%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of 2.52% for the 12-month period ended January 31, 2017, compared to a 1.45% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. U.S. Treasury yields had a significant rate increase across the curve during the year, with the two-year yield ending the fiscal period up 43 basis points to 1.20% and the ten-year yield increased 53 basis points to 2.45%. The Portfolio component’s underweight to duration was positive for performance given the rise in Treasury rates, which was partly offset by the Portfolio component’s yield curve positioning, which was negative for performance. The Portfolio component’s preference for the “belly” (5-10 year) of the curve and an underweight to the long end of the curve (30-year key rate duration) hurt as rates rose most in the “belly” of the curve.

The Portfolio component’s agency mortgage-backed securities (MBS) outperformed mortgages in the benchmark. In addition, the Portfolio component’s overweight to the securitized credit sector, particularly within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), was positive to performance during the period. Corporate bonds finished as the best-performing investment-grade domestic broad market sector during the period. The Portfolio component’s underweight to credit was a detractor to performance. The Portfolio component ended the fiscal year with an underweight in Treasury debt, overweights in mortgage securities and ABS, and a slight underweight in corporate bonds. The Portfolio component’s duration ended the year at 5.31 years compared to 5.96 years for the benchmark.

455

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1 — (continued)

The Portfolio component managed by Massachusetts Financial Services Company outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. Asset allocation was a primary factor that added to performance relative to the Bloomberg Barclays U.S. Aggregate Bond Index. Notably, a greater exposure to the strong-performing industrials sector and a less-than-benchmark exposure to weak-performing U.S. Government Treasuries supported relative results. Furthermore, the Portfolio component’s out-of-index exposure to U.S. high yield corporates, particularly BB-rated debt, contributed to performance as credit spreads narrowed during the period.

The Portfolio component’s yield curve positioning detracted from relative results. Additionally, weak bond selection, notably within the BBB-rated quality segment, further hindered relative returns.

456

J.P. Morgan Investment Management Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	12.49%	12.34%	12.23%
5-year	9.47%	9.30%	9.20%
10-year	6.04%	5.87%	5.77%
Since Inception	6.24%	4.64%	6.38%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.
[2]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]	The Blended Index consists 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Balanced Portfolio — Class 1 shares posted a return of 12.49% for the 12-month period ended January 31, 2017, compared to 20.04% for the S&P 500 Index, 1.45% for the Bloomberg Barclays U.S. Aggregate Bond Index and 20.81% for Russell 1000 Index. The blended benchmark of 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index returned 12.35%.

The Portfolio is comprised of three sleeves: two complementary equity sleeves, one employing a fundamental research driven strategy and one employing a quantitative research driven strategy, and one fixed income sleeve. The Portfolio maintained a slight overweight in equities throughout the year, which contributed to relative returns as equities outperformed bonds. Within the Portfolio’s equity portion, the fundamental research driven sleeve significantly outperformed its benchmark while the quantitative research driven sleeve underperformed. The Portfolio’s fixed income portion outperformed its benchmark for the year.

Within the quantitative research driven equity sleeve, security selection was the biggest detractor from Portfolio performance, with Valero being the main source of underperformance. On the other hand, within the fundamental research driven equity sleeve, the main contributor to outperformance was sector allocation. Being overweight in big banks and brokers as well as underweight in retail and consumer stable, contributed positively to performance.

The Portfolio’s allocation to fixed income was a tailwind for Portfolio performance during the period, as the sleeve outperformed its benchmark. Sector allocation decisions contributed to Portfolio results during the period, with high yield having the greatest positive impact. Positioning within commercial mortgage-backed securities and mortgage-backed securities also helped performance.

457

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

SA MFS Total Return Portfolio@
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	12.74%	12.54%	12.47%
5-year	8.93%	8.75%	8.66%
10-year	5.32%	5.16%	5.06%
Since Inception	8.18%	5.79%	6.83%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of 12.74% for the 12-month period ended January 31, 2017, compared to a 20.04% return for the S&P 500 Index and a 1.45% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 12.35%.

Within the equity portion of the Portfolio, the combination of strong stock selection and overweight allocation to the financial services sector benefited returns relative to the S&P 500 Index. Here, an overweight position in financial services firms JPMorgan Chase and Goldman Sachs Group and insurance company Prudential Financial aided relative performance. Strong stock selection in the leisure sector helped relative results led by overweight positions in cable services providers Charter Communications and Comcast. Security selection in both the industrial goods & services and health care sectors also boosted relative returns. Within the industrial goods & services sector, not owning shares of diversified industrial conglomerate General Electric contributed to relative returns. Within the health care sector, an underweight position in biopharmaceutical company Bristol-Myers Squibb further supported relative results. Other top relative contributors included an underweight position in internet search giant Alphabet, holdings of mining operator Rio Tinto (Australia), and the Portfolio’s avoidance of athletic shoes and apparel manufacturer NIKE.

An underweight allocation to the technology sector detracted from performance relative to the S&P 500 Index. Within this sector, not owning shares of computer graphics processors maker NVIDIA and an underweight allocation to computer and personal electronics maker Apple weighed on relative results as both stocks outpaced the S&P 500 Index during the period. Weak security selection in the energy sector also hampered relative performance led by an overweight position in independent oil refiner Valero Energy. Other top relative

458

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1 — (continued)

detractors during the reporting period included the Portfolio’s overweight positions in drugstore retailer CVS Health, retail giant Target, diversified financial services firm Wells Fargo, pharmaceutical company Eli Lilly and chemical company PPG Industries. Additionally, not owning shares of health insurance and Medicare/Medicaid provider UnitedHealth Group and holdings of food company Nestle (Switzerland) also detracted from relative returns.

Within the fixed income portion of the Portfolio, a greater exposure to the industrials sector, and lesser-than-benchmark exposure to the treasury sector were main drivers for relative outperformance. Additionally, a greater-than-benchmark exposure to A, BB and BBB-rated securities also helped relative results.

Security selection in industrials and CMBS sectors, especially within BBB-rated securities, detracted from results relative to the Bloomberg Barclays U.S. Aggregate Bond Index.

459

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3

SunAmerica Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*		Class 3*
1-year	N/A		10.43%
5-year	N/A		5.49%
10-year	N/A		N/A
Since Inception	1.97%	+	5.59%
*	Inception date for Class 1: 9/26/16; Class 3: 1/23/12.
+	Cumulative return. Class 1 in existence less than one year.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SunAmerica Dynamic Allocation Portfolio — Class 3 shares returned 10.43% during the 12-month period ended January 31, 2017, compared to the 20.04% return for the S&P 500 Index, 1.45% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 12.35% return for the blended benchmark of 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index primarily due to the underperformance of its derivatives positions but also due to the underperformance of the Fund-of-Funds Component.

Within the equity portion of the Fund-of-Funds Component, returns were held back by underperformance of many equity underlying funds relative to their respective benchmarks. Exposure to non-U.S. equities also reduced returns as developed foreign markets underperformed U.S. markets, although this was partially offset by strong performance of emerging markets. The Portfolio’s investments in U.S. small- and mid-cap equities boosted performance as these market outperformed the S&P 500 Index. The Portfolio’s overweight to growth-oriented underlying equity funds reduced performance as value equities were favored during the period.

460

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3 — (continued)

Within the fixed income portion of the Fund-of-Funds Component, results outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to corporate credit within the Corporate Bond and High-Yield underlying funds aided performance as credit spreads declined during the period. Fixed income underlying funds generally performed in-line with their respective benchmark. The Portfolio initiated a position in shorter duration bonds (Ultra Short Bond Portfolio) during the period to be better positioned for potential rises in interest rates.

The Overlay Component includes S&P 500 Index futures and options to manage net equity exposure, which reduced Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures contributed to absolute returns and equity options detracted from returns. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long term.

461

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3

SunAmerica Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*		Class 3*
1-year	N/A		10.32%
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	2.54%	+	5.90%
*	Inception date for Class 1: 9/26/16; Class 3: 7/16/12.
+	Cumulative return. Class 1 in existence less than one year.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SunAmerica Dynamic Strategy Portfolio — Class 3 shares returned 10.32% during the 12-month period ended January 31, 2017, compared to the 20.04% return for the S&P 500 Index, 1.45% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 12.35% return for the blended benchmark of 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index primarily due to the underperformance of its derivatives positions but also due to the underperformance of the Fund-of-Funds Component.

Within the equity portion of the Fund-of-Funds Component, managers generally underperformed their respective indices, which held back performance. Exposure to non-U.S. equities also reduced returns as they underperformed this 500 Index. The Portfolio benefitted significantly from its large overweight to value underlying funds relative to growth funds, as value equities were in favor during the period. The Portfolio’s allocations to small- and mid-cap equities also contributed to returns relative to the equity benchmark.

Within the fixed income portion of the Fund-of-Funds Component, results outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to corporate credit within the Corporate Bond and High-Yield underlying funds aided performance as credit spreads

462

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3 — (continued)

declined markedly during the period. Fixed income underlying funds generally performed in-line with their respective benchmark. The Portfolio initiated a position in shorter duration bonds (Ultra Short Bond Portfolio) during the period to be better positioned for potential rises in interest rates.

The Overlay Component includes S&P 500 Index futures and options to manage net equity exposure, which reduced Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures contributed to absolute returns and equity options detracted from returns. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long term.

463

BlackRock Investment, LLC

SA BlackRock VCP Global Multi Asset Portfolio — Class 3

SA BlackRock VCP Global Multi Asset Portfolio
Average Annual Total Returns as of 1/ 31/17
	Class 1*		Class 3*
1-year	N/A		4.58%
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	0.00%	+	6.44%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
+	Cumulative return. Class 1 in existence less than one year.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]	The Bloomberg Barclays U.S. Treasury 7-10 year Index measures US dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury.
[4]	The Blended 7-10 year Index consists 45% Bloomberg Barclays U.S. Treasury Index, 27.5% S&P 500® Index and 27.5% MSCI EAFE Index (net).

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA BlackRock VCP Global Multi Asset Portfolio — Class 3 shares posted a return of 4.58% for the 12-month period ended January 31, 2017, compared to 20.04% for the S&P 500 Index, 12.03% for the MSCI EAFE Index (net), and -1.90% for the Bloomberg Barclays U.S Treasury 7-10 Year Index. The blended benchmark of 27.5% S&P 500 Index/27.5% MSCI EAFE Index (net)/45% Bloomberg Barclays U.S Treasury 7-10 Year Index returned 7.77%.

Active performance was driven by a combination of tactical asset allocation views and volatility control management. In terms of asset allocation, the team held an upbeat view on the outlook for global growth throughout 2016 which it initially expressed via an overweight position in global equities and, subsequently, an underweight position in U.S. Treasuries. This weighed on returns during the first half of the year as international equities declined. The fixed income underweight position supported performance during the second half of the year as bond yields rose.

During the second half of the year, the Portfolio’s overweight position in European equities boosted performance, while an overweight to the Euro detracted. The Portfolio also had an overweight position in Japanese equities based on expectations that the central bank would loosen policy in response to weak growth and inflation dynamics in the second quarter of 2016. This dampened returns as the Bank of Japan took no further action.

Volatility control management overall detracted as put options purchased to protect the Portfolio from sudden market drawdowns decreased in value as the underlying equity index (the S&P 500 Index) rose over the course of the year.

The Portfolio’s use of interest rate futures during the year detracted from performance, as well as currency futures and currency forwards. Conversely, the Portfolio’s use of equity futures contributed positively to performance.

464

Schroders Investment Management North America, Inc.

SA Schroders VCP Global Allocation Portfolio — Class 3

SA Schroders VCP Global Allocation Portfolio
Average Annual Total Returns as of 1/ 31/17
	Class 1*		Class 3*
1-year	N/A		8.95%
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	1.97%	+	10.37%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
+	Cumulative return. Class 1 in existence less than one year.
[1]

The MSCI World IndexSM (net) measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg Barclays U.S. Corporate Index measures investment Grade, fixed–rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US Industrial, utility and financial issuers.

[3]	The Blended Index consists 60% MSCI World Index (net) and 40% Bloomberg Barclays U.S. Corporate Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Schroders VCP Global Allocation Portfolio — Class 3 shares posted a return of 8.95% for the 12-month period ended January 31, 2017, compared to 17.11% for the MSCI World Index (net) and 6.06% for the Bloomberg Barclays U.S. Corporate Index. The blended benchmark of 60% MSCI World Index (net)/40% Bloomberg Barclays U.S. Corporate Bond Index returned 12.64%.

Global markets experienced periods of volatility due to growth concerns and heightened political risk. The period ended with markets reacting positively to the prospects of the Trump administration’s fiscal policies.

The largest contributors to performance were tactical asset allocation trades within equities, and predominantly overweight positions in certain regions and sectors. Despite a difficult start to 2016, U.K. equities recovered post-Brexit as the depreciation of the British pound sterling propelled the equity market, contributing to Portfolio performance. U.S. Treasury bond yields fell to record lows in the first half of 2016, aiding the Portfolio’s U.S. 10 year position, which was closed prior to the aggressive uptick in yields. The combination of the increase in yields and expectations of reduced bank regulations supported the Portfolio’s long U.S. financials position, greatly contributing to performance.

Headwinds to Portfolio performance included the allocation to European and Japanese equities which suffered as investors questioned the efficacy of their country’s respective quantitative easing programs. For example, the outcome of the “Brexit” vote surprised investors, causing markets to correct and the systematic implementation of the Portfolio’s volatility management strategy. However, markets quickly rebounded while the strategy was still in place, preventing the Portfolio to fully participate in the recovery. Lastly, the Portfolio’s underweight to investment grade bonds negatively impacted performance as corporate bonds experienced a tailwind during the period.

Derivatives were used in the Portfolio during the period and were instrumental in both hedging other Portfolio positions and obtaining specific exposures in an efficient and cost effective manner. Equity and bond futures, including their underlying exposures, contributed to performance while currency forwards and options, also including their underlying exposures, detracted from performance.

465

T. Rowe Price Associates, Inc.

SA T. Rowe Price VCP Balanced Portfolio — Class 3

SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns as of 1/ 31/17
	Class 1*		Class 3*
1-year	N/A		8.62%
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	2.65%	+	9.30%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
+	Cumulative return. Class 1 in existence less than one year.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Blended Index consists 35% Bloomberg Barclays U.S. Aggregate Bond Index , 19.5% MSCI EAFE Index (net) and 45.5% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price VCP Balanced Portfolio — Class 3 shares posted a return of 8.62% for the 12-month period ended January 31, 2017, compared to 20.04% for the S&P 500 Index, 12.03% for the MSCI EAFE Index (net), and 1.45% for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 45.5% S&P 500 Index/19.5% MSCI EAFE Index (net)/35% Bloomberg Barclays U.S. Aggregate Bond Index returned 11.82%.

The Portfolio’s equity positioning due to the volatility control overlay was the principal driver of relative underperformance during the period. The neutral allocation to equities is 65%, and the Portfolio’s overall equity exposure may be reduced to approximately 20% based on forecasted volatility levels. An underweight allocation to equities during the month of February and during the period immediately following Brexit in June, amidst higher volatility, contributed to the relative underperformance.

Within the core Portfolio, diversifying allocations to real assets equities and global high yield debt, which are non-benchmark allocations, contributed positively to relative performance as these sectors outperformed the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, respectively over the period. However, a tactical underweight allocation to real assets equities relative to its neutral target weighed on performance as the sector outperformed equities over the period. Underperformance within U.S. large-cap value stocks detracted from relative results due to an underweight allocation as well as security selection within the industrials and business services sector driven by holdings in General Electric, American Airlines and United Continental. Performance within real assets equities also weighed on performance due to security selection and an underweight allocation to global metals and mining companies.

The overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500 index put options to protect against equity market drawdowns. Over the period, equity futures contributed to absolute performance while the use of S&P 500 put options detracted.

466

Pacific Investment Management Company LLC (“PIMCO”)

VCP Total Return BalancedSM Portfolio — Class 3

VCP Total Return BalancedSM Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1		Class 3*
1-year	N/A		11.79%
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	1.90%	+	5.18%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13
+	Cumulative return. Class 1 in existence less than one year.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net) and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The VCP Total Return BalancedSM Portfolio — Class 3 returned 11.79% for the 12-month period ended January 31, 2017, compared to 20.04% for the S&P 500 Index, 1.45% for the Bloomberg Barclays U.S. Aggregate Bond Index, 12.03% for the MSCI EAFE Index (net), 33.53% for the Russell 2000 Index, and a 11.85% return for the blended benchmark of 40% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index (net)/5% Russell 2000 Index.

For most of the period, the Portfolio was overweight equities, with the exception of three de-risking episodes amid a New Year selloff, the Brexit vote and the U.S. presidential election results. The managed volatility component of the Portfolio, which led to an equity overweight during most of the period, contributed to performance as markets rallied. Positive equity gains were partially offset by investment in S&P 500 put options, used to hedge against equity market shocks, as equities ended higher. Within fixed income, a duration focus on intermediate maturities detracted modestly from relative performance as that portion of the U.S. yield curve rose more over the period. However, this was offset by performance gains from a slight overweight to corporate spread, as well as an allocation to Treasury Inflation Protected Securities (TIPS) and non-Agency mortgage-backed securities. An underweight to U.S. dollar denominated emerging market debt detracted from performance, as spreads narrowed in most emerging markets.

Derivatives were used in the portfolio during the year and were instrumental in both hedging other portfolio positions and obtaining specific exposures. Without taking into account substitutions, hedging, relative value, or other strategies, on an absolute basis equity swaps and equity futures contributed to performance and performed as expected.

467

Invesco Advisers, Inc.

VCPSM Value Portfolio — Class 3

VCPSM Value Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*		Class 3*
1-year	N/A		15.98%
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	7.26%	+	7.20%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13.
+	Cumulative return. Class 1 in existence less than one year.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The VCPSM Value Portfolio — Class 3 shares posted a return of 15.98% for the 12-month period ended January 31, 2017, compared to a 20.04% return for the S&P 500 Index and a 1.45% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 12.35%.

During the reporting period, U.S. stocks posted strong returns, measured by the S&P 500 Index. In terms of style investing, large value stocks outperformed large growth stocks by a large margin, as measured by the Russell 1000 Growth versus the Russell 1000 Value. The Russell 1000 Growth and Russell 1000 Value are broad indices measuring the performance of the large cap growth and large cap value segments of the U.S. equity universe. U.S. bonds posted low single-digit returns.

Most S&P 500 Index sectors posted strong performance, with consumer staples, health care and real estate being the only sectors posting single-digit performance. Within fixed income, high grade bonds, indicated by the Bloomberg Barclays U.S. Government/Credit Index, a subset of the Bloomberg Barclays U.S. Aggregate Bond Index tracking the return of the U.S. Government/Credit component, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. In this environment, the Portfolio outperformed the blended 60% S&P 500/40% Bloomberg Barclays U.S. Aggregate Bond benchmark.

Stock selection within equities versus the blended benchmark contributed the most to relative performance. Within equities, Bank of America, Morgan Stanley and Citizens Financial Group were top contributors. Weatherford International and Vodafone Group were the top equity detractors.

The allocation to convertible securities, which is a non-benchmark allocation, posted strong performance and contributed to relative performance for the period. Security selection within fixed income detracted versus the benchmark. However, the material underweight allocation to fixed income helped performance, overall. Cash was a detractor versus the blended benchmark.

468

Invesco Advisers, Inc.

VCPSM Value Portfolio — Class 3 — (continued)

The Portfolio sold short S&P 500 futures contracts during the reporting period to potentially reduce Portfolio volatility during a market downturn. This acted as a large detractor to absolute performance.

469

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	12.94%	12.74%	12.61%
5-year	8.70%	8.53%	8.41%
10-year	6.23%	6.07%	5.96%
Since Inception	5.92%	5.53%	9.14%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P 500 Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.
[3]	The S&P Telecommunication Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600® Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a return of 12.94% for the 12-month period ended January 31, 2017, compared to a 12.19% return for the S&P 500 Utility Index, a 12.79% return for the S&P Telecommunication Services Index and 20.04% for the S&P 500 Index.

Out of benchmark exposure to the natural gas pipeline industry contributed to performance relative to the S&P 500 Utilities Index over the period. The Portfolio’s holdings of natural gas pipelines operator Williams Companies and Canadian energy companies TransCanada and Enbridge benefited relative results.

Out of benchmark exposure to the cable TV industry also bolstered relative performance. The Portfolio’s holdings of cable services providers Charter Communications and Comcast aided relative results as both stocks delivered strong performance during the period.

Out of benchmark exposure to the energy industry further strengthened relative results. Within this sector the Portfolio’s holdings of oil and natural gas company Anadarko Petroleum boosted relative returns.

470

SunAmerica Asset Management, LLC

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/17
Class 1*
1-year	19.62%
5-year	13.43%
10-year	6.45%
Since Inception	5.17%
*	Inception date for Class 1: 12/14/98.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Equity Index Portfolio — Class 1 shares posted a return of 19.62% for the 12-month period ended January 31, 2017, compared to a 20.04% return for the S&P 500 Index.

The Portfolio is passively managed to match the S&P 500 Index before expenses.

In terms of S&P 500 constituent groups, materials, financials, and industrials were the top-performing groups during the fiscal period, returning 36.85%, 28.90%, and 27.28%, respectively. Consumer staples, health care, and telecom services were the principal laggards, returning 6.61%, 7.71%, and 12.79%, respectively. The consumer discretionary and utility groups also underperformed the S&P 500 Index.

Examples of top-contributing holdings during the annual period included Apple Inc., JPMorgan Chase & Co., Amazon.com, Inc., Bank of America Corporation, and Microsoft Corporation. Portfolio laggards included Allergan plc, CVS Health, Bristol-Myers Squibb, NIKE, Inc. Class B, and Perrigo Co. plc.

471

J.P. Morgan Investment Management Inc.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	20.77%	20.61%	20.51%
5-year	13.54%	13.36%	13.26%
10-year	6.44%	6.28%	6.17%
Since Inception	8.75%	5.28%	8.08%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth-Income Portfolio — Class 1 shares posted a return of 20.77% for the 12-month period ended January 31, 2017, compared to a 24.62% return for the Russell 1000 Value index.

The Portfolio did not keep up with its benchmark for the one year period ended January 31, 2017. The combination of stock selection and an underweight position in the energy sector was the largest detractor from performance. Within energy, among the detractors were Marathon Petroleum, which the Portfolio team subsequently eliminated from the Portfolio, and Halliburton, which the Portfolio did not hold. The combination of stock selection and an overweight position in the consumer discretionary sector also detracted from performance. Within the consumer discretionary sector, the Portfolio’s position in L Brands was a significant detractor. An underweight allocation, combined with stock selection, in the information technology sector was also a detractor.

Alternatively, an overweight position in financials was a contributor to performance. Within financials, Bank of America, PNC Financial and CME Group were positive contributors to performance. Stock selection in the industrials sector was the top contributor to results for the period, driven by the Portfolio’s positions in Illinois Tool Works and General Dynamics. Stock selection in consumer staples also helped results, aided by the Portfolio’s position in Altria.

472

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	19.34%	19.21%	19.08%
5-year	13.62%	13.46%	13.35%
10-year	6.44%	6.29%	6.18%
Since Inception	7.68%	6.00%	8.82%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Equity Opportunities Portfolio — Class 1 shares posted a return of 19.34% for the 12-month period ended January 31, 2017, compared to a 20.81% return for the Russell 1000 Index.

For the period, the Portfolio underperformed its benchmark, the Russell 1000 Index. The Portfolio underperformed in the information technology, industrials and telecommunication services sectors due to weaker relative stock selection and in materials due largely to an underweight position. Outperformers included an overweight and stock selection in financials, stock selection in health care, an underweight in real estate and stock selection in utilities.

Top contributors to Portfolio performance this period included Apple, Comcast and CME Group. With Apple’s September launch of refreshed iPhones, there was a stronger than expected initial demand for the new phones. Comcast reported strong earnings in October 2016, where the summer Olympics helped drive growth at NBCUniversal. CME Group and the financials sector in general performed well after the U.S. Presidential election in November, as many believe the Trump administration will be more favorable to the sector.

The top detractors from Portfolio performance included Mylan, Valeant Pharmaceuticals and McKesson. Shares of Mylan were impacted by questions over the pricing of EpiPen. Valeant Pharmaceuticals reported a third-quarter miss and lowered its 2016 earnings-per-share (EPS) guidance. McKesson is engaged in delivering pharmaceuticals, medical supplies and healthcare information technology. In October, the company reported earnings and revenue that missed forecasts, and also cut its outlook. The position has been exited.

473

Brandywine Global Investment Management, LLC

SA Legg Mason BW Large Cap Value Portfolio — Class 1

SA Legg Mason BW Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	23.05%	22.87%	22.74%
5-year	12.43%	12.25%	12.14%
10-year	5.63%	5.48%	5.37%
Since Inception	9.95%	6.59%	9.11%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Legg Mason BW Large Cap Value Portfolio — Class 1 shares posted a return of 23.05% for the 12-month period ended January 31, 2017, compared to a 24.62% return for the Russell 1000 Value Index.

The Portfolio trailed the benchmark for the 12-month period. The majority of the underperformance is attributed to a Portfolio underweight to strong performing oil & gas storage & transportation and oil & gas exploration & production companies which were not held. Specifically, not holding Anadarko Petroleum Corporation and EOG Resources were among the top detractors. Additionally, an overweight and security selection in the health care sector detracted from performance. Amgen and Gilead Sciences were key detractors in the sector.

Relative performance benefitted from an underweight to utilities and Real Estate Investment Trusts (REITs) as investors exited REITs and utility stocks in favor of cyclicals and industrials as interest rates ticked higher. The Portfolio’s overweight to the information technology sector contributed positively to results. Financials were a relative detractor, and was significantly impacted by the Portfolio’s position in Wells Fargo. Value was a major impacting factor for the period with low price-to-earnings stocks underperforming the first half of the period then significantly outperforming in the second half.

474

SunAmerica Asset Management, LLC

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	21.56%	21.32%	21.09%
5-year	15.20%	15.01%	14.89%
10-year	8.83%	8.66%	8.55%
Since Inception	6.93%	8.41%	9.85%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of 21.56% for the 12-month period ended January 31, 2017, compared to a 20.04% return for the S&P 500 Index.

“Dogs” of Wall Street is a rules-based quantitative fund. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

Domestic equity indices advanced across the board during the 12-month period ended January 31, 2017, as all ten S&P 500 industry groups posted positive gains. While the materials, financials, industrials, technology and energy sectors outperformed the 20.07% return generated the S&P 500, other groups lagged, most notably consumer staples and healthcare.

With respect to sector weighting versus the benchmark, the combination of stock selection and overweight allocation to the industrial group was the primary driver of outperformance during the period. A health care underweight and stock selection in the technology group also enhanced performance.

Factors that hindered results included overweight exposure and sector investments in the consumer discretionary group and a consumer staples overweight. While an underweight allocation to financials also detracted from performance, losses were partially offset by stock selection in the group.

For the fiscal year, top-performing investments on a relative basis included several Industrial companies such as Caterpillar Inc., Norfolk Southern Corporation, and CSX Corporation. Fastenal Company (consumer discretionary) and International Business Machines (technology) also delivered strong results.

475

SunAmerica Asset Management, LLC

“Dogs” of Wall Street Portfolio — Class 1 — (continued)

Conversely, several consumer discretionary companies headed the lists of portfolio detractors, including Gap, Inc., McDonald’s Corporation, Nordstrom, Inc., and Walmart Stores, Inc. Coca-Cola Company (consumer staples) was another notable laggard during period.

As of fiscal year-end, the average yield of the Portfolio holdings was 3.02% compared to 2.00% average yield of the S&P 500 constituents.

476

AllianceBernstein L.P.

SA AB Growth Portfolio — Class 1

SA AB Growth Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	14.06%	13.89%	13.79%
5-year	14.89%	14.73%	14.60%
10-year	8.24%	8.08%	7.97%
Since Inception	9.70%	5.83%	8.94%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of 14.06% for the 12-month period ended January 31, 2017, compared to a 17.23% return for the Russell 1000 Growth Index.

In 2016 investors shifted toward risk, with defensive stocks underperforming the Russell 1000 Growth Index by a wide margin. In January 2017 equities continued their upward ascent and market leadership rotated, with large-cap stocks beating small-cap stocks. As the year ended, high revenue and earnings growth companies significantly underperformed for the fourth quarter and full year.

Overall security selection detracted from performance mainly due to stock selection in the consumer discretionary and consumer staples sectors. Stock selection in the healthcare and technology sectors mitigated some of the loss. Overall sector allocation also had a negative effect on performance for the period. The Portfolio’s cash position and an underweight position in industrials counteracted the positive effect of an overweight in technology and an underweight in consumer staples.

During the 12-month period, the Portfolio saw divergent returns from healthcare-related holdings. Some, such as CVS Health and Biogen, disappointed. In contrast, UnitedHealth Group and Intuitive Surgical contributed positively to performance.

477

The Boston Company Asset Management, LLC

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	13.65%	13.42%	13.36%
5-year	11.27%	11.09%	10.98%
10-year	5.53%	5.37%	5.26%
Since Inception	2.73%	4.12%	8.11%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted a return of 13.65% for the 12-month period ended January 31, 2017, compared to a 17.23% return for the Russell 1000 Growth Index.

Analyst decision making at the stock level drives the strategy. Capital is distributed to the analysts based on their opportunity set and corresponding benchmark weight. The Portfolio maintains a relatively neutral sector exposure, ultimately enabling stock selection to drive Portfolio results.

In information technology, holdings in the IT services and technology hardware, storage & peripherals segments weighed on relative returns. The Portfolio’s position in Cognizant Technology Solutions Corporation detracted as shares declined. An investment in Visa Inc. also detracted. In technology hardware, storage & peripherals, a position in Apple Inc. hurt results. Health care holdings also detracted, primarily due to holdings in Centene Corporations and Cardinal Health, Inc. in the health care providers & services segment.

Conversely, security selection in telecommunications services supported results, particularly an investment in T-Mobile US, Inc. contributed positively. In consumer discretionary, shares of specialty retail company Ulta Beauty Inc boosted performance as the stock rose over 50% during the period.

478

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	16.74%	16.56%	16.44%
5-year	13.15%	12.98%	12.87%
10-year	7.05%	6.89%	6.78%
Since Inception	7.63%	6.04%	8.90%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 16.74% for the 12-month period ended January 31, 2017, compared to a 20.04% return for the S&P 500 Index.

Stock selection in both the health care and special products & services sectors was a primary detractor from performance relative to the S&P 500 Index. Within the health care sector, holding shares of Canadian pharmaceutical company Valeant Pharmaceuticals and overweight positions in drug-maker Endo International, specialty pharmaceutical company Allergan and health services and information technology company McKesson weighed on relative returns. Within the special products & services sector, an overweight position in IT company Cognizant Technology further hurt relative results.

A combination of security selection and an overweight position in the consumer staples sector also diminished relative returns. The Portfolio’s holdings of food processing company Danone (France) weakened relative results as shares retreated in the latter part of the period.

Stocks in other sectors that further hindered relative performance included overweight positions in apparel company V.F. Corporation and automotive replacement parts distributor AutoZone, and not holding shares of strong-performing internet retailer Amazon.com.

The Portfolio’s cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the Portfolio’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

479

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Both strong security selection and an overweight position in the financial services sector lifted relative performance during the reporting period. Within this sector, overweight positions in financial firms Bank of America, JPMorgan Chase, Goldman Sachs and Morgan Stanley supported relative results.

Stock selection in the leisure sector also benefited relative returns. An overweight position in strong-performing media firm Time Warner aided relative results.

Elsewhere, overweight positions in broadband communications and networking services company Broadcom Limited, energy exploration and production company EOG Resources and global provider of banking and payment technologies Fidelity National Information Services helped strengthen relative results. Not holding shares of diversified industrial conglomerate General Electric and drugstore retailer CVS health also helped relative returns.

480

Wells Capital Management Incorporated

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	12.92%	12.77%	12.60%
5-year	11.45%	11.29%	11.18%
10-year	5.50%	5.35%	5.24%
Since Inception	6.08%	3.43%	6.78%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares posted a return of 12.92% for the 12-month period ended January 31, 2017, compared to a 17.23% for the Russell 1000 Growth Index.

Stock selection in health care and non-ownership of securities in the real estate sector contributed positively to returns. Stock selection in industrials, information technology and consumer discretionary were the main detractors from the Portfolio’s relative performance.

Security selection in health care contributed positively to relative performance. Specific strength was visible in the managed care industry, with UnitedHealth Group Inc. a contributor during the period. Additionally, Edwards LifeSciences Corp. was a contributor as the company reported strong results as sales of their transcatheter heart valves (THV) increased. As interest rates rose during the fourth quarter, rate sensitive “bond proxy” stocks such as real estate investment trusts (REITs) continued to underperform, thereby rewarding the Portfolio’s underweight position.

Within industrials, Delta Air Lines, Inc. and Kansas City Southern detracted from relative performance. Kansas City Southern detracted given that the company’s revenues are tied to cross-border shipping, with particular focus on rail lines into Mexico. The results of the U.S. presidential election and potential restrictive policies with Mexico caused rising uncertainty around the company’s intermediate term growth opportunities.

Within the technology sector, specific weakness was visible in the software industry. Tableau Software, Inc. reported disappointing 1Q16 results due to an unexpected decline in licensing revenue. Palo Alto Network Inc. weighed on Portfolio returns after forecasting decelerating growth for the company. The team exited the position in favor of higher conviction opportunities.

481

Massachusetts Financial Services Company

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	17.51%	17.38%	17.29%
5-year	12.57%	12.41%	12.29%
10-year	6.60%	6.45%	6.34%
Since Inception	1.95%	3.98%	7.37%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Blue Chip Growth — Class 1 shares posted a return of 17.51% for the 12-month period ended January 31, 2017, compared to a 17.23% return for the Russell 1000 Growth Index.

Stock selection in the leisure, financial services and industrial goods & services sectors was a primary contributor to performance relative to the Russell 1000 Growth Index. Within the leisure sector, overweight positions in cable services provider Charter Communications and pizza delivery company Domino’s Pizza aided relative returns. Not holding a position in coffee and tea company Starbucks further bolstered relative performance as the stock underperformed the benchmark during the reporting period. Within the financial services sector, stocks that aided relative performance included holdings of financial services firm Bank of America and an overweight position in direct banking and payment services provider Discover Financial Services. Within the industrial goods & services sector, an overweight position in equipment rental company United Rentals further helped relative performance as the stock outperformed the benchmark during the reporting time period.

Other notable contributors to relative performance included the Portfolio’s overweight holdings of food producer Tyson Foods, and consumer transaction solution provider NCR, the timing of the Portfolio’s ownership of global pharmaceutical company Bristol Myers Squibb, and not owning shares of poor-performing specialty pharmaceutical company Allergan.

Stock selection in the health care sector was a primary detractor from performance relative to the Russell 1000 Growth Index. Within this sector, the Portfolio’s overweight position in biotech firm Gilead Sciences hurt relative returns. The timing of the Portfolio’s ownership in shares of health insurance provider UnitedHealth Group also dampened relative performance.

Both weak security selection and an underweight position in the basic materials sector weakened relative performance. However, there were no stocks within this sector that were among the Portfolio’s top relative detractors over the reporting period.

482

Massachusetts Financial Services Company

Blue Chip Growth Portfolio — Class 1 — (continued)

Other top relative detractors during the reporting period included the Portfolio’s overweight positions in IT company Cognizant Technology, casual dining restaurant operator Brinker International, apparel and accessories designer Michael Kors, automotive replacement parts distributor AutoZone, beauty products maker Estee Lauder, real estate investment trust Extra Space Storage and beauty products manufacturer Coty. Not holding shares of diversified technology products and services company IBM further hindered relative performance as the stock appreciated during the reporting period.

Elsewhere, the Portfolio’s underweight position in shares of gas and electric utility holding company Southern Company, energy company FirstEnergy and electric power holding company Duke Energy bolstered relative results. Additionally, an overweight position in power company NRG Corp also supported relative returns.

The Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, contributed to relative performance.

Stock selection in the electric power industry detracted from relative performance. Within this industry, the Portfolio’s out of benchmark positions in electricity company Calpine, renewable energy company EDP Renovaveis Sa (Spain), energy company Dynegy, integrated utility company EDP-Energias De Portugal (Portugal) and renewable energy company Innogy Se (Germany), and not holding a position in domestic energy delivery company CenterPoint Energy, weighed on relative results.

Out of benchmark exposure to the telephone services industry was another negative factor for relative performance. Within this industry, the Portfolio’s holdings of telecommunications services company BT Group (United Kingdom) hindered relative results.

Elsewhere, the Portfolio’s out of benchmark exposure to energy related services provider ENGIE (France) and telecommunications company Vodafone (United Kingdom) detracted from relative returns.

The Portfolio’s cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the Portfolio’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

483

FIAM LLC (f/k/a Pyramis Global Advisors, LLC)

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	12.01%	11.87%	11.72%
5-year	9.15%	9.00%	8.88%
10-year	2.23%	2.08%	1.98%
Since Inception	8.36%	9.21%	9.58%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Real Estate Portfolio — Class 1 shares posted a return of 12.01% for the 12-month period ended January 31, 2017, compared to a 12.41% return for the FTSE NAREIT Equity REITs Index.

Sector selection contributed positively to relative Portfolio performance over the period. Six sectors were additive to relative performance, with the leading contributors being the specialty, office, and health care sectors. Modestly offsetting positive sector selection was negative selection in nine sectors. The mixed industrial/office, diversified, and apartments sectors were among the primary detractors. Due to strong asset class performance over the period, a small allocation to cash resulted in a slight cash drag.

Among individual names, Mack-Cali Realty, Equity Residential, and CoreSite Realty were the leading contributors to relative Portfolio performance during the period. The leading detractors from relative Portfolio performance were Extra Space Storage, Digital Realty Trust, and Prologis during period.

484

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/ 31/17
	Class 1*	Class 3*
1-year	37.51%	37.12%
5-year	12.54%	12.24%
10-year	6.51%	6.24%
Since Inception	9.57%	7.31%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Small Company Value Portfolio — Class 1 shares posted a return of 37.51% for the 12-month period ended January 31, 2017, compared to a 40.22% return for the Russell 2000 Value Index.

Relative to the Russell 2000 Value Index, an overweight allocation to industrials and stock selection in the consumer discretionary and energy sectors aided the Portfolio’s performance. Key contributors include Astec Industries, LCI Industries and Unit Corp. Astec Industries, a manufacturer of road paving and construction related equipment, benefited from optimism surrounding further federal funding for highways, strong sales of new products, a growing backlog and improved profitability. LCI Industries is the dominant component supplier for recreational vehicles. The company beat sales and earnings expectations, driven by strong sales momentum, while favorable commodity costs along with better operating efficiencies supported significant margin expansion. Unit Corp., a domestic land-based drilling and exploration and production company, saw its share price rise substantially as earnings stabilized at low levels, the rig count began to rise, and the price of oil increased significantly following an agreement by the Organization of the Petroleum Exporting Countries to limit output.

Stock selection and an overweight in the health care sector, along with stock selection and an underweight in the financials sector and stock selection in materials hurt relative performance. The Portfolio’s cash position also hindered performance. Detractors include Cato, Invacare and Bristow Group. Cato, a value-priced apparel and accessories retailer, failed to attract shoppers with its new in-store merchandising strategy, resulting in weak comparable sales and the issuance of a negative earnings outlook. Invacare, a provider of wheelchairs, patient transportation and support systems, and respiratory products to home medical equipment providers, has been undergoing a turnaround, which has negatively affected both revenues and earnings. Bristow Group, a provider of helicopter transportation services to the offshore oil and gas industry, reported weak earnings and cut its dividend as energy prices declined early in the year and competitor pressures negatively affected revenues and profitability.

485

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	17.61%	17.50%	17.42%
5-year	12.82%	12.66%	12.56%
10-year	7.85%	7.70%	7.59%
Since Inception	5.74%	3.33%	9.62%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of 17.61% for the 12-month period ended January 31, 2017, compared to a 19.99% return for the Russell Midcap Growth Index.

The Portfolio underperformed the Russell Midcap Growth Index for the year ended January 31, 2017. Overall stock selection results detracted over the period, primarily driven by the underperformance of holdings in the health care and technology sectors. Stock selection in the financial services and consumer discretionary sectors contributed to performance.

The Portfolio’s sector allocations were an overall contributor to performance, driven by an overweight to the technology sector, which was the best performing sector over the period, and an underweight position in consumer staples. Alternatively, an underweight position in the producer durables sector detracted from performance.

Overweight positions in Acadia Healthcare, Stericycle and Tableau Software weighed on performance during the year. Overweight positions in Eagle Materials, TD Ameritrade and Hilton contributed to performance.

As of January 31, 2017, the Portfolio’s largest overweight exposures are in the technology and energy sectors. The largest underweight exposures are in the consumer staples and consumer discretionary sectors.

486

Wells Capital Management Incorporated

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	23.21%	22.96%	22.87%
5-year	11.37%	11.18%	11.09%
10-year	3.42%	3.26%	3.16%
Since Inception	5.46%	3.46%	6.85%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Aggressive Growth Portfolio — Class 1 shares posted a return of 23.21% for the 12-month period ended January 31, 2017, compared to 24.65% for the Russell 2500 Growth Index.

Stock selection in health care and financials contributed to performance, as did an underweight to the real estate sector. Stock selection in information technology and industrials detracted from relative performance.

Within health care, names such as Alere, Inc., VCA Inc., and HealthEquity Inc. performed strongly on both an absolute and relative basis. Following the U.S. election, the financials sector saw a broad based boost. Positions in Evercore Partners Inc. and SLM Corp. contributed to the Portfolio’s return as they benefitted from the market’s support of the sector. As interest rates rose during the fourth quarter, rate sensitive “bond proxy” stocks such as real estate investment trusts (REITs) continued to underperform, thereby rewarding the Portfolio’s underweight position.

Within the technology sector, specific weakness was visible in the software industry. Tableau Software, Inc. reported disappointing 1Q16 results due to an unexpected decline in licensing revenue. Tyler Technologies, Inc. also weighed on Portfolio returns. As further analysis on both companies was conducted, it was determined that the investment theses were compromised and the positions were sold.

Within industrials, Kansas City Southern detracted from relative performance given that the company’s revenues are tied to cross-border shipping, with particular focus on rail lines into Mexico. The results of the U.S. presidential election and potential restrictive policies with Mexico caused rising uncertainty around the company’s intermediate term growth opportunities.

487

Invesco Advisers, Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	20.62%	20.40%	20.35%
5-year	10.90%	10.77%	10.64%
10-year	7.05%	6.88%	6.78%
Since Inception	1.41%	4.35%	9.41%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth Opportunities Portfolio — Class 1 shares posted a return of 20.62% for the 12-month period ended January 31, 2017, compared to a 26.87% return for the Russell 2000 Growth Index.

During the fiscal year, indexes measuring performance of U.S. small-cap stocks posted positive returns and solidly outperformed large- and mid-cap stocks. Small caps finished the period with a gain of roughly 33% for the year followed by mid-cap stocks which were up close to 25% and large-cap stocks which were up roughly 19%. In terms of investment style, large-, mid- and small-cap value noticeably outperformed growth.

In this environment, the Portfolio posted a solid gain but trailed the benchmark Russell 2000 Growth Index. Relative to the benchmark, stock selection effects in the consumer staples, financials and consumer discretionary sectors were positive. Overweight exposure to the energy sector also contributed to relative performance. These contributions were offset by underperformance in the information technology, health care, and industrials sectors primarily due to stock selection. The Portfolio’s cash allocation also detracted from relative performance.

The primary detractor from the Portfolio’s relative performance against the benchmark was stock selection in the information technology sector. Examples of stocks in this sector that detracted from performance included Infinera Corp., Epam Systems, and Cavium Inc. In the health care sector, Impax Labs, Pacira Pharmaceuticals Inc., and Acadia Health care Co. Inc. underperformed.

The Portfolio had solid relative outperformance from stock selection in the consumer staples sector. Contributing stocks included Whitewave Foods Co., Hain Celestial Group Inc., and Pinnacle Foods Inc. The energy sector was also additive for the Portfolio, as Callon Petroleum Corp., Diamondback Energy Inc., and RSP Permian Inc. contributed to results.

488

Janus Capital Management, LLC

SA Janus Focused Growth Portfolio@ — Class 1

SA Janus Focused Growth Portfolio@
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	11.16%	10.98%	10.84%
5-year	10.38%	10.23%	10.11%
10-year	5.37%	5.21%	5.10%
Since Inception	5.48%	6.31%	7.59%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Janus Focused Growth Portfolio — Class 1 shares posted a return of 11.16% for the 12-month period ended January 31, 2017, compared to a 17.23% return for the Russell 1000 Growth Index.

Effective June 30, 2016, Janus Capital Management, LLC replaced Marsico Capital Management, LLC as the subadviser to the Portfolio.

From February 1, 2016 through June 29, 2016, the Portfolio underperformed its benchmark, the Russell 1000 Growth Index. Security selection was the primary source of the Portfolio’s underperformance in the reporting period. In particular, stock selection in the consumer discretionary and health care sectors detracted materially from results. This negative effect was offset somewhat by holdings in the information technology sector. On an individual stock level, positions in Pacira Pharmaceuticals, Nike, Chipotle Mexican Grill, Alphabet and Starbucks were among the largest detractors from performance. The largest individual contributors included salesforce.com, Amazon.com, UnitedHealth Group, Alibaba Group Holding and Dollar Tree. The Portfolio’s underweighted posture in the strong-performing industrials sector also contributed to the Portfolio’s underperformance. The Portfolio’s cash position further hindered performance as the benchmark index posted strong returns during this period.

Subsequent to the transition, from June 30, 2016 through January 31, 2017, the Portfolio moderately underperformed its benchmark, the Russell 1000 Growth Index. Stock selection in the information technology and consumer discretionary sectors weighed on relative performance. The industrials sector was also a relative detractor due to a combination of an underweight allocation and stock selection. Stock selection in financials and health care aided relative results, as did an underweight allocation to consumer staples. The leading detractors from performance included Bristol Myers Squibb, Crown Castle International and GE. The largest contributors to performance during the period were led by Charles Schwab, CSX Corp, and MasterCard.

@	See Note 1

489

Columbia Management Investment Advisors, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	36.93%	36.56%	36.61%
5-year	16.14%	15.94%	15.83%
10-year	8.95%	8.79%	8.67%
Since Inception	-2.71%	2.79%	10.14%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology IndexSM is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares posted a return of 36.93% for the 12-month period ended January 31, 2017, compared to a 23.71% return for the MSCI World Information Technology Index and a 23.23% return for the Nasdaq Composite Index.

Using the Global Industry Classification Standard (GICs) sectors of the S&P 500 Index and the MSCI EAFE Index as a proxy for domestic and international markets, the information technology sector returns were among the top performing sectors relative to other sectors of the market, and outperformed the returns of these broader indices for the measured period.

An overweight posture to the semiconductor industry and an underweight to and stock selection in the internet software & services industry led to relative outperformance during the measured period. Also contributing to relative outperformance was stock selection in the software industry. Detracting from relative returns was an underweight to the electronic equipment instruments & components industry.

From a country perspective, stock selection in the United States was the key contributor to relative performance. There were no significant detractors to relative performance from a country perspective.

Security selection was the primary driver to relative outperformance, although industry allocation decisions also were additive to relative performance. Within semiconductors, a position in Lam Research posted positive returns for the period which helped the Portfolio’s performance. A holding in Synopsys, Inc. within the software industry also contributed meaningfully to relative returns for the period. In the technology hardware industry, a position in CPI Card Group detracted from the Portfolio return for the period.

490

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	35.85%	35.67%	35.57%
5-year	14.46%	14.29%	14.18%
10-year	N/A	8.34%	8.22%
Since Inception	14.56%	10.91%	11.56%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 35.67% for the 12-month period ended January 31, 2017, compared to a 34.11% return for the Russell 2500 Value Index.

Equities advanced during the 12-month period despite heightened political and economic uncertainty following the election of Donald Trump as U.S. president. Within the Russell 2500 Value Index, more defensive sectors underperformed. Late in 2016, small-cap value stocks surged, however in January 2017, large-cap stocks outperformed small-cap stocks.

Strong stock selection in the technology and industrial sectors drove the Portfolio’s relative outperformance. An underweight position in the real estate sector also contributed to returns. The Portfolio’s energy and materials holdings as well as an overweight position in the consumer discretionary sector and an underweight position in the financials sector detracted from performance.

The leading contributor to performance for the period was Finisar, a manufacturer of optical communications components. The leading detractor from performance was LifePoint Health, a regional healthcare provider.

491

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	9.34%	9.34%	9.14%
5-year	5.21%	5.07%	4.95%
10-year	-0.76%	-0.90%	-1.01%
Since Inception	3.72%	3.30%	5.75%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The International Growth and Income Portfolio — Class 1 shares posted a return of 9.34% for the 12-month period ended January 31, 2017, compared to a 17.14% return for the MSCI EAFE Value Index (net).

On a sector level, both stock selection and sector allocation detracted from performance. Positions within financials (not owning HSBC Holdings), industrials (Japan Airlines), and utilities (Veolia Environment) detracted the most. The Portfolio’s underweight to the strong performing materials sector and overweight to the trailing consumer staples sector also hurt results. Beneficial positions within consumer discretionary (Fiat Chrysler) and energy (Royal Dutch Shell) offset some of the negative impact. On a country level, stock selection had a negative impact on performance while country allocation was generally neutral. Positions within Japan, France, Finland and Germany lagged significantly.

During the period, the use of forward currency contracts had a minor negative impact on performance.

492

J.P. Morgan Investment Management Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	15.72%	15.50%	15.39%
5-year	9.25%	9.07%	8.98%
10-year	3.17%	3.01%	2.91%
Since Inception	6.08%	4.44%	7.60%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World IndexSM (net) measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Global Equities Portfolio — Class 1 shares posted a return of 15.72% for the 12-month period ended January 31, 2017, compared to a 17.11% return for the MSCI World Index (net).

The first five months of the 12-month period proved difficult for the Portfolio’s relative performance. During the five months, investors favored stocks characterized by low beta and low volatility. High price-to-earnings ratio (P/E) stocks outperformed low P/E stocks.

For the last seven months of the 12-month period, investors rotated out of defensive sectors (utilities, consumer staples, telecommunication services) into more cyclical sectors (information technology, financials, consumer discretionary). In this environment, stocks characterized by the value metrics the strategy screens for (low P/E and low price-to-book) outperformed, allowing the Portfolio to make up for lost ground.

For the 12 months overall, stock selection in consumer discretionary and telecommunication services detracted from performance. Stock selection and an overweight to health care were also negative. In contrast, stock selection in materials, financials and utilities contributed to returns. An overweight to financials and an underweight to utilities also added value. In terms of regions, stock selection in North America was the leading detractor. Stock selection in Europe and Pacific ex-Japan, combined with exposure to the emerging markets, added value. In terms of style, stocks characterized by the value metrics the strategy screens for (low P/E and low price-to-book) outperformed thanks to a strong run in the July to January period. The strategy’s growth/momentum screens yielded mixed results. Stocks characterized by high 12-month price momentum underperformed. High earnings momentum names overall performed roughly in line with the market.

493

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	4.73%	4.55%	4.47%
5-year	4.52%	4.35%	4.23%
10-year	0.77%	0.61%	0.51%
Since Inception	2.96%	2.70%	5.81%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The International Diversified Equities — Class 1 shares posted a return of 4.73% for the 12-month period ended January 31, 2017, compared to a 12.03% return for the MSCI EAFE Index (net).

On a regional basis, Canada was up 33%, Norway gained 28% and Australia was up 27%. Core Europe was mixed, with Austria (+30%) and Germany (+16%) outperforming the Index, and France (+11%), Netherlands (+10%) and the U.K. (+8%) behind the Index. Peripheral Europe also lagged the Index, with Spain returning 10%, Portugal up 6%, and both Ireland and Italy returning 1%. Japan (+16%) outperformed the Index.

On a sector basis, materials (+50%) and energy (+28%) lead performance. Financials (+19%), industrials (+18%) and information technology (+18%) also beat the Index. Consumer discretionary, with positive absolute performance, still lagged the Index, returning 9%. The defensive sectors significantly lagged the Index with consumer staples flat, telecommunications down 1%, utilities down 3%, and health care losing 4%.

The Portfolio’s overweight allocation to the lagging consumer staples sector was the largest detractor. Despite positive performance overall, stock selection in financials was also a significant detractor (Lloyds) versus the benchmark. The Portfolio’s largest contributor to relative performance was stock selection in information technology, specifically the Portfolio’s allocations to technology hardware and equipment (Keyence) and semiconductors and semiconductors equipment (ARM Holdings). Stock selection in consumer staples and a zero weighting in utilities also contributed to performance. The Portfolio remains overweight defensive sectors versus cyclical sectors.

Through the use of forward contracts, the Portfolio’s partial hedge out of the Japanese yen into U.S. dollars detracted from performance.

494

J.P. Morgan Investment Management Inc.

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	25.63%	25.42%	25.36%
5-year	-0.47%	-0.60%	-0.70%
10-year	0.27%	0.12%	0.02%
Since Inception	4.36%	7.94%	9.53%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets IndexSM (net) measures the performance of companies representative of the market structure of 21 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Emerging Markets Portfolio — Class 1 shares posted a return of 25.63% for the 12-month period ended January 31, 2017, compared to a 25.41% return for the MSCI Emerging Markets Index (net).

The Portfolio outperformed its benchmark over the period. Stock selection, country allocation and sector allocation all contributed to relative performance. From a country perspective, an overweight position in Russia and underweight positions in Malaysia and Mexico were key contributors. On the downside, an underweight in Brazil and an overweight in Turkey hurt performance.

From a sector perspective, stock selection in information technology was a key contributor, driven by positions in Samsung Electronics and SK Hynix. On the downside, stock selection in the energy sector was an important detractor, driven largely by not owning Petrobras, the Brazilian oil company, which gained nearly 250% over the 12 month period.

495

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/17
	Class 1*	Class 2*	Class 3*
1-year	13.53%	13.31%	13.26%
5-year	5.66%	5.49%	5.38%
10-year	N/A	0.79%	0.69%
Since Inception	5.83%	6.05%	6.63%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Foreign Value Portfolio — Class 2 shares posted a return of 13.31% for the 12-month period ended January 31, 2017, compared to 12.03% return for the MSCI EAFE Index (net).

The global economy grew moderately during the 12-month period. In this environment, global developed and emerging market stocks rose. Global markets were aided by accommodative monetary policies of various global central banks, improved commodity prices after the first quarter of 2016, Greece’s new debt deal, generally encouraging global economic data, expectations of higher interest rates and inflation in the U.S., and an Organization of the Petroleum Exporting Countries deal to curb oil production.

Key contributors to the Portfolio’s performance relative to the MSCI EAFE Index (net) included stock selection in the information technology (IT) sector and an overweight allocation to the energy sector. In IT, consumer electronic products manufacturer Samsung Electronics (South Korea) performed well. Within energy, project management, engineering and construction firm Technip (France) contributed to relative returns. An underweight in consumer staples also boosted relative performance. Other key individual contributors included positions in specialty chemicals company Lanxess (Germany) and financial services provider Hana Financial Group (South Korea). In country terms, stock selection in France and exposures to South Korea and Canada benefited relative results.

Conversely, a major detractor from the Portfolio’s relative performance was stock selection and an overweight in the health care sector. Stock selection in the consumer discretionary sector also hindered relative performance. In health care, positions in pharmaceutical providers Teva Pharmaceutical Industries (Israel) and UCB (Belgium) hurt relative results. Media company Sky (United Kingdom) was one of the worst performers in consumer discretionary. Finally, an overweight in the financials sector detracted from relative results, but it

496

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

was slightly offset by stock selection in the sector. A key detractor in the financials sector included a position in financial services company Credit Suisse Group (Switzerland). In country terms, stock selection and overweight allocations in Israel and Italy, as well as stock selection in Sweden, hampered relative performance.

497

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

498

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRESORTED BPM U.S. POSTAGE PAID LSC Communications

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.13 (3/17)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended January 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers’ responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(a) Audit Fees	$1,266,673	$1,373,857
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$217,816	$224,305
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$447,234	$139,171

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2016 and 2017 were $881,438 and $392,476 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 10, 2017